UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21265

            Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                 Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                   Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:   April 30

Date of reporting period:   October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders
October 31, 2022
PKW	Invesco BuyBack AchieversTM ETF

PFM	Invesco Dividend AchieversTM ETF

DJD	Invesco Dow Jones Industrial Average Dividend ETF

PGF	Invesco Financial Preferred ETF

PEY	Invesco High Yield Equity Dividend AchieversTM ETF

PID	Invesco International Dividend AchieversTM ETF

2

Invesco BuyBack AchieversTM ETF (PKW)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-5.72%
Altice USA, Inc., Class A(b)	234,210	$1,548,128
Charter Communications, Inc., Class A(b)	139,189	51,168,660
DHI Group, Inc.(b)	42,023	268,947
EchoStar Corp., Class A(b)(c)	30,743	580,121
Lumen Technologies, Inc.(c)	897,009	6,601,986
Nexstar Media Group, Inc., Class A(c)	33,611	5,757,564
Sirius XM Holdings, Inc.(c)	3,373,919	20,378,471
TrueCar, Inc.(b)	78,517	141,331

		86,445,208

Consumer Discretionary-22.46%
Aaron’s Co., Inc. (The)(c)	26,665	277,849
Abercrombie & Fitch Co., Class A(b)(c)	42,846	753,233
Advance Auto Parts, Inc.(c)	52,085	9,891,983
AutoNation, Inc.(b)(c)	48,502	5,156,248
AutoZone, Inc.(b)(c)	16,881	42,757,547
Bath & Body Works, Inc.	197,861	6,604,600
Bed Bath & Beyond, Inc.(b)(c)	69,625	318,186
Best Buy Co., Inc.(c)	195,053	13,343,576
Big Lots, Inc.(c)	25,075	473,165
Carriage Services, Inc.	12,733	310,813
Citi Trends, Inc.(b)(c)	7,259	164,126
Crocs, Inc.(b)(c)	53,413	3,778,970
Dillard’s, Inc., Class A(c)	11,391	3,745,247
Dollar General Corp.	195,434	49,845,442
Domino’s Pizza, Inc.(c)	31,088	10,328,677
eBay, Inc.	475,965	18,962,446
Flexsteel Industries, Inc.(c)	4,597	70,656
Grand Canyon Education, Inc.(b)	27,695	2,786,948
Hibbett, Inc.(c)	11,094	692,487
Jack in the Box, Inc.(c)	18,242	1,609,492
Kirkland’s, Inc.(b)(c)	11,049	41,876
Kohl’s Corp.(c)	101,055	3,026,597
Laureate Education, Inc., Class A	142,662	1,803,248
Lowe’s Cos., Inc.	351,740	68,571,713
MGM Resorts International	340,578	12,114,359
Murphy USA, Inc.	20,230	6,362,537
NVR, Inc.(b)	2,846	12,060,636
O’Reilly Automotive, Inc.(b)	54,859	45,926,309
PulteGroup, Inc.(c)	200,570	8,020,794
Sleep Number Corp.(b)(c)	19,031	527,920
Smith & Wesson Brands, Inc.(c)	39,657	447,728
Taylor Morrison Home Corp., Class A(b)(c)	98,472	2,593,752
Tempur Sealy International, Inc.(c)	149,189	4,011,692
Tri Pointe Homes, Inc.(b)(c)	88,056	1,474,938
Zumiez, Inc.(b)(c)	16,867	378,327

		339,234,117

Consumer Staples-1.59%
Hain Celestial Group, Inc. (The)(b)(c)	77,366	1,447,518
Herbalife Nutrition Ltd.(b)(c)	93,452	1,986,790
Ingles Markets, Inc., Class A	12,452	1,175,095
JM Smucker Co. (The)(c)	92,321	13,909,082
Post Holdings, Inc.(b)(c)	51,774	4,681,405
USANA Health Sciences, Inc.(b)(c)	16,632	873,346

		24,073,236

	Shares	Value
Energy-3.75%
CNX Resources Corp.(b)(c)	164,138	$2,759,160
Dorian LPG Ltd.	34,776	628,402
Magnolia Oil & Gas Corp., Class A	163,622	4,201,813
Marathon Petroleum Corp.	432,005	49,084,408

		56,673,783

Financials-29.22%
Affiliated Managers Group, Inc.	33,121	4,112,303
Aflac, Inc.(c)	547,489	35,647,009
Allstate Corp. (The)(c)	234,184	29,565,730
Ally Financial, Inc.	267,306	7,366,953
Amerant Bancorp, Inc.(c)	29,262	880,786
Ameriprise Financial, Inc.	93,715	28,969,181
Arlington Asset Investment Corp., Class A(b)(c)	25,031	76,094
Assured Guaranty Ltd.(c)	53,666	3,176,491
Atlanticus Holdings Corp.(b)(c)	12,545	358,285
Bank of America Corp.(c)	2,187,413	78,834,365
Bank of New York Mellon Corp. (The)	700,131	29,482,516
Brighthouse Financial, Inc.(b)(c)	62,222	3,551,010
Capital One Financial Corp.	332,537	35,255,573
Civista Bancshares, Inc.(c)	13,361	316,656
CNO Financial Group, Inc.(c)	99,115	2,186,477
Columbia Financial, Inc.(b)(c)	95,737	1,966,438
Comerica, Inc.	113,343	7,990,681
Consumer Portfolio Services, Inc.(b)(c)	18,072	116,022
Credit Acceptance Corp.(b)(c)	11,194	5,212,150
Elevate Credit, Inc.(b)	26,898	27,436
Encore Capital Group, Inc.(b)(c)	20,692	1,053,637
Enstar Group Ltd.(b)	13,846	2,776,400
Equitable Holdings, Inc.(c)	325,437	9,964,881
First Bancorp	162,872	2,571,749
First Financial Corp.	10,424	505,460
HarborOne Bancorp, Inc.(c)	43,466	661,987
Hartford Financial Services Group, Inc. (The)(c)	279,966	20,272,338
Hilltop Holdings, Inc.	55,946	1,619,637
HomeStreet, Inc.(c)	16,216	420,967
Kearny Financial Corp.(c)	59,070	598,970
Lincoln National Corp.	147,483	7,944,909
Loews Corp.	208,753	11,903,096
MetLife, Inc.	691,044	50,591,331
Mr. Cooper Group, Inc.(b)(c)	62,078	2,451,460
Navient Corp.(c)	122,922	1,861,039
Northfield Bancorp, Inc.	41,943	672,766
Pathward Financial, Inc.	25,171	1,057,937
PennyMac Financial Services, Inc.(c)	45,457	2,423,767
Popular, Inc.	64,991	4,596,164
Provident Bancorp, Inc.(c)	15,353	189,763
Radian Group, Inc.(c)	140,021	2,922,238
Regional Management Corp.	8,304	282,004
RenaissanceRe Holdings Ltd. (Bermuda)	37,865	5,856,958
SLM Corp.	217,795	3,613,219
Synchrony Financial	417,394	14,842,531
Virtu Financial, Inc., Class A	89,274	1,997,952
Voya Financial, Inc.(c)	84,837	5,799,457
Washington Federal, Inc.	56,597	2,190,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
WesBanco, Inc.	51,727	$2,091,840
WSFS Financial Corp.	55,027	2,562,057

		441,388,974

Health Care-10.72%
Agios Pharmaceuticals, Inc.(b)(c)	47,495	1,308,012
Allscripts Healthcare Solutions, Inc.(b)(c)	95,990	1,411,053
Cigna Corp.	238,080	76,914,125
DaVita, Inc.(b)	79,099	5,775,018
HCA Healthcare, Inc.	248,677	54,079,787
Innoviva, Inc.(b)(c)	60,393	818,929
Intercept Pharmaceuticals, Inc.(b)(c)	34,135	473,453
Quest Diagnostics, Inc.(c)	101,028	14,512,672
Universal Health Services, Inc., Class B(c)	56,937	6,597,290

		161,890,339

Industrials-7.26%
Acuity Brands, Inc.(c)	28,343	5,202,925
AECOM	120,991	9,108,202
Allison Transmission Holdings, Inc.(c)	83,386	3,523,058
Avis Budget Group, Inc.(b)(c)	41,642	9,846,667
CACI International, Inc., Class A(b)	20,290	6,168,769
Curtiss-Wright Corp.(c)	33,266	5,583,033
Dycom Industries, Inc.(b)(c)	25,520	3,015,954
JELD-WEN Holding, Inc.(b)	73,001	774,541
KAR Auction Services, Inc.(b)(c)	100,352	1,458,115
L3Harris Technologies, Inc.	165,786	40,861,275
ManpowerGroup, Inc.	44,828	3,511,826
Masco Corp.	195,389	9,040,649
Owens Corning	83,381	7,138,247
RCM Technologies, Inc.(b)(c)	8,839	154,682
Trinity Industries, Inc.(c)	71,052	2,027,114
Veritiv Corp.(b)(c)	12,100	1,406,746
Wabash National Corp.(c)	42,065	910,707

		109,732,510

Information Technology-12.70%
Amdocs Ltd.	105,664	9,119,860
Arrow Electronics, Inc.(b)	55,597	5,629,752
Box, Inc., Class A(b)	123,304	3,581,981
CDW Corp.	117,174	20,248,839
Diodes, Inc.(b)(c)	39,404	2,824,085
Dropbox, Inc., Class A(b)	247,955	5,393,021
Fair Isaac Corp.(b)(c)	21,877	10,475,583
Gartner, Inc.(b)	68,529	20,690,276
HP, Inc.	871,538	24,071,880
Oracle Corp.	1,081,708	84,448,943
Silicon Laboratories, Inc.(b)(c)	29,653	3,407,723
Xerox Holdings Corp.(c)	134,159	1,962,746

		191,854,689

	Shares	Value
Materials-6.37%
Ashland, Inc.(c)	46,904	$4,921,168
Celanese Corp.	93,874	9,023,169
Crown Holdings, Inc.	104,978	7,200,441
DuPont de Nemours, Inc.	433,978	24,823,541
Louisiana-Pacific Corp.(c)	64,002	3,625,713
Nucor Corp.(c)	226,806	29,797,772
Steel Dynamics, Inc.	158,213	14,879,933
Worthington Industries, Inc.(c)	42,044	1,999,613

		96,271,350

Real Estate-0.20%
iStar, Inc.	73,972	775,227
SL Green Realty Corp.	55,708	2,210,493

		2,985,720

Total Common Stocks & Other Equity Interests (Cost $1,592,311,501)		1,510,549,926

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $1,283,531)	1,283,531	1,283,531

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $1,593,595,032)		1,511,833,457

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.26%
Invesco Private Government Fund, 3.18%(d)(e)(f)	46,741,266	46,741,266
Invesco Private Prime Fund, 3.28%(d)(e)(f)	108,314,078	108,314,078

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $155,054,657)		155,055,344

TOTAL INVESTMENTS IN SECURITIES-110.34% (Cost $1,748,649,689)		1,666,888,801
OTHER ASSETS LESS LIABILITIES-(10.34)%		(156,225,823)

NET ASSETS-100.00%		$1,510,662,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BuyBack AchieversTM ETF (PKW)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,613,071	$14,201,998	$(14,531,538)	$-	$-	$1,283,531	$10,950

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	44,257,780	152,642,035	(150,158,549)	-	-	46,741,266	300,394	*

Invesco Private Prime Fund	103,222,386	301,946,832	(296,859,218)	(6,735)	10,813	108,314,078	828,331	*

Total	$149,093,237	$468,790,865	$(461,549,305)	$(6,735)	$10,813	$156,338,875	$1,139,675

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Financials	29.22

Consumer Discretionary	22.46

Information Technology	12.70

Health Care	10.72

Industrials	7.26

Materials	6.37

Communication Services	5.72

Energy	3.75

Sector Types Each Less Than 3%	1.79

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dividend AchieversTM ETF (PFM)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.93%
Comcast Corp., Class A	192,934	$6,123,725
John Wiley & Sons, Inc., Class A(b)	2,047	86,363
Telephone & Data Systems, Inc.	4,648	79,016
Verizon Communications, Inc.	184,002	6,876,155

		13,165,259

Consumer Discretionary-6.90%
Best Buy Co., Inc.	9,870	675,207
Churchill Downs, Inc.	1,681	349,497
Dillard’s, Inc., Class A(b)	602	197,932
Gentex Corp.	10,313	273,191
Genuine Parts Co.	6,203	1,103,266
Home Depot, Inc. (The)	44,942	13,308,674
Leggett & Platt, Inc.(b)	5,828	196,695
Lithia Motors, Inc., Class A(b)	1,224	242,536
Lowe’s Cos., Inc.	27,200	5,302,640
McDonald’s Corp.	32,335	8,816,461
Monro, Inc.(b)	1,432	68,378
NIKE, Inc., Class B	55,361	5,130,857
PetMed Express, Inc.(b)	935	19,934
Polaris, Inc.(b)	2,620	266,192
Pool Corp.(b)	1,761	535,749
Service Corp. International	6,897	418,027
Starbucks Corp.	50,278	4,353,572
Target Corp.	20,152	3,309,966
Thor Industries, Inc.(b)	2,408	196,180
Tractor Supply Co.	4,850	1,065,884
VF Corp.	17,018	480,758
Whirlpool Corp.	2,395	331,085
Williams-Sonoma, Inc.(b)	3,000	371,490

		47,014,171

Consumer Staples-14.00%
Altria Group, Inc.	78,904	3,650,888
Andersons, Inc. (The)(b)	1,495	52,729
Archer-Daniels-Midland Co.	24,555	2,381,344
Brown-Forman Corp., Class B	13,581	923,508
Casey’s General Stores, Inc.	1,657	385,600
Church & Dwight Co., Inc.	10,630	788,002
Clorox Co. (The)	5,391	787,302
Coca-Cola Co. (The)	189,908	11,365,994
Colgate-Palmolive Co.	36,560	2,699,590
Costco Wholesale Corp.	19,465	9,761,697
Flowers Foods, Inc.	9,276	266,314
Hershey Co. (The)	6,445	1,538,873
Hormel Foods Corp.	23,909	1,110,573
Ingredion, Inc.	2,848	253,814
J&J Snack Foods Corp.(b)	854	126,059
JM Smucker Co. (The)	4,681	705,239
Kellogg Co.	14,895	1,144,234
Kimberly-Clark Corp.	14,784	1,840,017
Kroger Co. (The)	31,361	1,483,062
Lancaster Colony Corp.(b)	1,224	220,663
McCormick & Co., Inc.	10,966	862,366
Nu Skin Enterprises, Inc., Class A	2,212	84,476
PepsiCo, Inc.	60,599	11,003,566
Philip Morris International, Inc.	67,901	6,236,707
Procter & Gamble Co. (The)	104,748	14,106,413

	Shares	Value
Consumer Staples-(continued)
SpartanNash Co.(b)	1,598	$57,064
Sysco Corp.	22,162	1,918,343
Tootsie Roll Industries, Inc.(b)	1,789	72,258
Tyson Foods, Inc., Class A	12,678	866,541
Universal Corp.	1,085	54,912
Walgreens Boots Alliance, Inc.	37,859	1,381,853
Walmart, Inc.	120,323	17,125,573
WD-40 Co.	604	96,737

		95,352,311

Energy-5.68%
Chevron Corp.	85,946	15,547,631
Enterprise Products Partners L.P.	95,474	2,410,719
Exxon Mobil Corp.	182,882	20,265,155
Magellan Midstream Partners L.P.	9,092	490,513

		38,714,018

Financials-13.25%
1st Source Corp.	1,093	63,569
Aflac, Inc.	27,670	1,801,594
Allstate Corp. (The)	11,848	1,495,810
American Equity Investment Life Holding Co.	3,840	165,427
American Financial Group, Inc.	3,730	541,260
Ameriprise Financial, Inc.	4,753	1,469,247
Aon PLC, Class A	9,236	2,599,842
Arthur J. Gallagher & Co.	9,210	1,723,007
Associated Banc-Corp(b)	6,598	160,661
Assurant, Inc.	2,338	317,641
Assured Guaranty Ltd.(b)	2,726	161,352
Atlantic Union Bankshares Corp.(b)	3,265	112,773
AXIS Capital Holdings Ltd.	3,702	202,388
BancFirst Corp.(b)	1,458	139,706
Bank of Marin Bancorp(b)	707	25,523
Bank of New York Mellon Corp. (The)	35,390	1,490,273
Bank OZK(b)	5,175	222,422
BlackRock, Inc.	6,619	4,275,278
BOK Financial Corp.(b)	2,960	326,162
Brown & Brown, Inc.	12,388	728,291
Cboe Global Markets, Inc.	4,659	580,045
Chubb Ltd.	18,285	3,929,264
Cincinnati Financial Corp.(b)	6,965	719,624
City Holding Co.(b)	661	66,662
CME Group, Inc., Class A	15,754	2,730,168
Cohen & Steers, Inc.(b)	2,137	128,562
Commerce Bancshares, Inc.(b)	5,245	371,556
Community Bank System, Inc.(b)	2,358	147,210
Community Trust Bancorp, Inc.	791	37,406
Cullen/Frost Bankers, Inc.(b)	2,823	437,706
Discover Financial Services	11,976	1,251,013
Erie Indemnity Co., Class A(b)	2,025	520,445
Evercore, Inc., Class A(b)	1,741	182,979
FactSet Research Systems, Inc.	1,689	718,653
Federal Agricultural Mortgage Corp., Class C(b)	409	47,117
Fidelity National Financial, Inc.	12,115	477,089
Fifth Third Bancorp	30,055	1,072,663
Financial Institutions, Inc.	667	15,895
First American Financial Corp.(b)	4,575	230,580
First Community Bankshares, Inc.	717	26,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
First Financial Bankshares, Inc.(b)	6,253	$240,678
First Financial Corp.	542	26,282
First Merchants Corp.(b)	2,617	117,503
First of Long Island Corp. (The)	1,001	17,598
Franklin Resources, Inc.	21,871	512,875
Globe Life, Inc.	4,276	493,964
Goldman Sachs Group, Inc. (The)	14,950	5,150,424
Hanover Insurance Group, Inc. (The)	1,585	232,187
Heritage Financial Corp.	1,551	52,253
Hingham Institution for Savings (The)	95	23,489
Home BancShares, Inc.(b)	8,964	228,492
Horace Mann Educators Corp.	1,831	72,251
Horizon Bancorp, Inc.	1,934	28,836
Huntington Bancshares, Inc.	63,186	959,163
Independent Bank Corp.(b)	2,012	175,064
International Bancshares Corp.(b)	2,739	135,854
JPMorgan Chase & Co.	128,772	16,209,819
KeyCorp	40,872	730,383
Lakeland Bancorp, Inc.(b)	2,853	53,208
Lakeland Financial Corp.(b)	1,128	93,229
Lincoln National Corp.	7,455	401,601
MarketAxess Holdings, Inc.	1,674	408,523
Marsh & McLennan Cos., Inc.	21,875	3,532,594
Moody’s Corp.(b)	8,045	2,130,879
Morningstar, Inc.(b)	1,889	438,588
Northwest Bancshares, Inc.	5,530	83,282
Old Republic International Corp.	13,537	314,194
PNC Financial Services Group, Inc. (The)(b)	17,980	2,909,703
Premier Financial Corp.	1,564	45,121
Primerica, Inc.(b)	1,666	241,070
Principal Financial Group, Inc.	10,911	961,586
Prosperity Bancshares, Inc.(b)	4,012	287,139
Prudential Financial, Inc.	16,284	1,712,914
Raymond James Financial, Inc.	9,454	1,116,896
Reinsurance Group of America, Inc.	2,922	430,031
RenaissanceRe Holdings Ltd. (Bermuda)	1,915	296,212
Republic Bancorp, Inc., Class A	788	36,524
RLI Corp.(b)	1,989	258,709
S&P Global, Inc.	14,601	4,690,571
Sandy Spring Bancorp, Inc.	1,966	69,675
SEI Investments Co.	5,939	322,488
Simmons First National Corp., Class A(b)	5,620	134,149
South State Corp.(b)	3,307	299,052
Southern Missouri Bancorp, Inc.	411	21,064
Southside Bancshares, Inc.(b)	1,420	48,621
State Street Corp.	16,118	1,192,732
Stock Yards Bancorp, Inc.(b)	1,301	101,725
T. Rowe Price Group, Inc.(b)	9,893	1,050,241
Tompkins Financial Corp.(b)	642	53,183
Towne Bank(b)	3,191	105,112
Travelers Cos., Inc. (The)	10,410	1,920,229
Truist Financial Corp.	58,123	2,603,329
U.S. Bancorp	65,096	2,763,325
UMB Financial Corp.(b)	2,119	176,343
United Bankshares, Inc.(b)	5,905	250,077
Unum Group	8,763	399,505
W.R. Berkley Corp.	11,624	864,593
Washington Federal, Inc.	2,869	111,030
Washington Trust Bancorp, Inc.	767	37,200

	Shares	Value
Financials-(continued)
WesBanco, Inc.	2,648	$107,085
Westamerica Bancorporation	1,188	74,523

		90,268,534

Health Care-16.93%
Abbott Laboratories	76,974	7,615,808
AmerisourceBergen Corp.	9,073	1,426,457
Amgen, Inc.	23,444	6,338,085
Atrion Corp.(b)	79	47,425
Becton, Dickinson and Co.	12,481	2,945,142
Bristol-Myers Squibb Co.	93,547	7,247,086
Cardinal Health, Inc.	11,946	906,701
Chemed Corp.	662	309,068
Elevance Health, Inc.	10,500	5,741,085
Ensign Group, Inc. (The)(b)	2,427	217,896
Humana, Inc.	5,542	3,092,879
Johnson & Johnson	115,384	20,073,354
LeMaitre Vascular, Inc.(b)	970	42,098
McKesson Corp.	6,306	2,455,367
Medtronic PLC	58,240	5,086,682
Merck & Co., Inc.	111,266	11,260,119
National HealthCare Corp.	684	41,669
Perrigo Co. PLC(b)	5,900	237,652
Pfizer, Inc.	246,469	11,473,132
Quest Diagnostics, Inc.	5,099	732,471
STERIS PLC(b)	4,390	757,626
Stryker Corp.(b)	16,565	3,797,361
UnitedHealth Group, Inc.	41,031	22,778,360
West Pharmaceutical Services, Inc.	3,235	744,374

		115,367,897

Industrials-12.19%
3M Co.	24,966	3,140,473
A.O. Smith Corp.	5,627	308,247
ABM Industries, Inc.(b)	2,905	129,302
Apogee Enterprises, Inc.(b)	981	45,008
Applied Industrial Technologies, Inc.	1,712	212,939
Brady Corp., Class A(b)	2,038	93,238
C.H. Robinson Worldwide, Inc.(b)	5,423	529,936
Carlisle Cos., Inc.(b)	2,271	542,315
Caterpillar, Inc.	23,131	5,006,936
Cintas Corp.	4,481	1,915,852
CSX Corp.	93,813	2,726,206
Cummins, Inc.(b)	6,184	1,512,050
Donaldson Co., Inc.	5,378	308,966
Douglas Dynamics, Inc.	1,012	34,357
Dover Corp.	6,301	823,478
Eaton Corp. PLC	17,454	2,619,322
Emerson Electric Co.	25,903	2,243,200
Expeditors International of Washington, Inc.(b)	7,160	700,606
Fastenal Co.	25,182	1,217,046
Franklin Electric Co., Inc.	2,030	166,338
GATX Corp.	1,573	164,709
General Dynamics Corp.	12,023	3,003,345
Gorman-Rupp Co. (The)	1,153	31,292
Graco, Inc.	7,406	515,309
Griffon Corp.(b)	2,496	80,221
Healthcare Services Group, Inc.	3,247	45,328
HEICO Corp.(b)	2,395	389,523
Hillenbrand, Inc.(b)	3,031	133,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
HNI Corp.(b)	1,838	$53,284
Honeywell International, Inc.	29,528	6,024,303
Hubbell, Inc.	2,358	559,978
IDEX Corp.	3,299	733,401
Illinois Tool Works, Inc.	13,568	2,897,175
Insperity, Inc.(b)	1,691	199,572
ITT, Inc.	3,620	276,532
J.B. Hunt Transport Services, Inc.	4,559	779,908
L3Harris Technologies, Inc.	8,395	2,069,116
Lennox International, Inc.(b)	1,576	368,106
Lincoln Electric Holdings, Inc.(b)	2,547	361,674
Lindsay Corp.	485	82,110
Lockheed Martin Corp.(b)	11,619	5,654,735
ManpowerGroup, Inc.	2,272	177,988
Matthews International Corp., Class A(b)	1,384	37,202
McGrath RentCorp	1,084	101,950
MDU Resources Group, Inc.	8,890	253,187
MSA Safety, Inc.	1,740	233,578
Nordson Corp.(b)	2,517	566,325
Northrop Grumman Corp.(b)	6,765	3,714,053
Raytheon Technologies Corp.	64,683	6,133,242
Regal Rexnord Corp.	2,899	366,839
Republic Services, Inc.	13,848	1,836,522
Robert Half International, Inc.(b)	4,786	365,938
Rockwell Automation, Inc.	5,047	1,288,499
Ryder System, Inc.	2,248	180,986
Snap-on, Inc.	2,339	519,375
Standex International Corp.	533	52,794
Stanley Black & Decker, Inc.(b)	6,487	509,165
Tennant Co.(b)	821	47,823
Toro Co. (The)(b)	4,593	484,240
Trane Technologies PLC	10,161	1,622,000
Trinity Industries, Inc.(b)	3,589	102,394
Union Pacific Corp.	27,368	5,395,327
United Parcel Service, Inc., Class B	32,057	5,378,203
W.W. Grainger, Inc.	2,234	1,305,438
Waste Management, Inc.	18,135	2,872,040
Xylem, Inc.(b)	7,898	808,992

		83,053,446

Information Technology-19.65%
Accenture PLC, Class A	27,795	7,891,001
Amphenol Corp., Class A	26,050	1,975,372
Analog Devices, Inc.	22,528	3,212,943
Automatic Data Processing, Inc.	18,191	4,396,765
Badger Meter, Inc.	1,302	146,449
Broadcom, Inc.	17,769	8,353,562
Broadridge Financial Solutions, Inc.	5,130	769,808
Cass Information Systems, Inc.(b)	607	25,967
Cisco Systems, Inc.	182,042	8,270,168
Corning, Inc.	37,045	1,191,738
HP, Inc.	45,298	1,251,131
International Business Machines Corp.	39,561	5,470,891
Intuit, Inc.	12,373	5,289,458
Jack Henry & Associates, Inc.	3,184	633,807
KLA Corp.	6,220	1,968,319
Littelfuse, Inc.(b)	1,101	242,495
Mastercard, Inc., Class A	42,104	13,817,691
Microchip Technology, Inc.	24,195	1,493,799
Microsoft Corp.	103,055	23,922,157

	Shares	Value
Information Technology-(continued)
Motorola Solutions, Inc.	7,306	$1,824,381
Oracle Corp.	117,154	9,146,213
Paychex, Inc.	15,775	1,866,340
QUALCOMM, Inc.	49,193	5,788,048
Roper Technologies, Inc.	4,657	1,930,513
TE Connectivity Ltd. (Switzerland)	14,022	1,713,909
Texas Instruments, Inc.	40,029	6,429,858
Visa, Inc., Class A(b)	71,783	14,870,566

		133,893,349

Materials-2.86%
Air Products and Chemicals, Inc.	9,720	2,433,888
Albemarle Corp.(b)	5,122	1,433,494
AptarGroup, Inc.(b)	2,843	281,884
Ashland, Inc.	2,385	250,234
Avery Dennison Corp.	3,556	602,920
Avient Corp.	3,988	137,546
Balchem Corp.(b)	1,429	199,774
Cabot Corp.(b)	2,469	181,422
Celanese Corp.	4,761	457,627
Eastman Chemical Co.	5,375	412,854
Ecolab, Inc.	12,472	1,958,977
H.B. Fuller Co.(b)	2,335	162,773
Hawkins, Inc.	932	41,968
International Flavors & Fragrances, Inc.	11,165	1,089,816
Kaiser Aluminum Corp.(b)	703	56,795
LyondellBasell Industries N.V., Class A(b)	14,305	1,093,617
Nucor Corp.	11,469	1,506,797
Packaging Corp. of America(b)	4,111	494,183
PPG Industries, Inc.	10,307	1,176,853
Quaker Chemical Corp.(b)	797	129,624
Reliance Steel & Aluminum Co.	2,653	534,527
Royal Gold, Inc.(b)	2,853	270,921
RPM International, Inc.(b)	5,657	534,983
Scotts Miracle-Gro Co. (The)(b)	2,435	111,791
Sensient Technologies Corp.	1,870	133,630
Sherwin-Williams Co. (The)	11,353	2,554,766
Silgan Holdings, Inc.(b)	4,815	228,038
Sonoco Products Co.	4,279	265,640
Stepan Co.(b)	989	103,291
Westlake Corp.(b)	5,604	541,627
Worthington Industries, Inc.(b)	2,174	103,395

		19,485,655

Real Estate-1.49%
Alexandria Real Estate Equities, Inc.(b)	7,141	1,037,587
CubeSmart	9,838	411,917
Digital Realty Trust, Inc.(b)	12,580	1,261,145
EastGroup Properties, Inc.	1,909	299,121
Equity LifeStyle Properties, Inc.	8,160	521,914
Essex Property Trust, Inc.	2,875	638,940
Extra Space Storage, Inc.	5,869	1,041,395
Federal Realty Investment Trust	3,540	350,389
Kennedy-Wilson Holdings, Inc.	6,041	100,341
Mid-America Apartment Communities, Inc.	5,047	794,650
National Retail Properties, Inc.	7,761	326,195
Realty Income Corp.	27,061	1,685,089
STAG Industrial, Inc.	7,855	248,140
Terreno Realty Corp.	3,310	189,133
UDR, Inc.	14,248	566,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Universal Health Realty Income Trust(b)	609	$29,640
W.P. Carey, Inc.(b)	8,464	645,803

		10,147,900

Utilities-5.06%
ALLETE, Inc.	2,509	141,181
Alliant Energy Corp.	10,986	573,140
American Electric Power Co., Inc.	22,501	1,978,288
American States Water Co.(b)	1,644	148,716
American Water Works Co., Inc.	7,969	1,158,214
Atmos Energy Corp.	6,135	653,684
Avista Corp.	3,188	130,804
Black Hills Corp.(b)	2,873	187,808
Brookfield Infrastructure Partners L.P. (Canada)	20,046	729,273
California Water Service Group	2,389	148,261
Chesapeake Utilities Corp.(b)	789	98,136
CMS Energy Corp.	12,704	724,763
Consolidated Edison, Inc.	15,538	1,366,723
DTE Energy Co.	8,501	953,047
Duke Energy Corp.	33,723	3,142,309
Edison International	16,704	1,002,908
Essential Utilities, Inc.	11,486	507,911
Evergy, Inc.	10,063	615,151
Eversource Energy	15,176	1,157,625
IDACORP, Inc.	2,220	232,434
MGE Energy, Inc.	1,608	109,489
Middlesex Water Co.(b)	783	70,055
National Fuel Gas Co.	4,010	270,635
New Jersey Resources Corp.(b)	4,222	188,470
NextEra Energy, Inc.	86,081	6,671,278
NiSource, Inc.	17,794	457,128
Northwest Natural Holding Co.	1,549	74,491
NorthWestern Corp.	2,468	130,384
OGE Energy Corp.	8,757	320,769
Pinnacle West Capital Corp.	4,941	332,085
Portland General Electric Co.	3,911	175,760
Public Service Enterprise Group, Inc.	21,868	1,226,139
Sempra Energy	13,776	2,079,349

	Shares	Value
Utilities-(continued)
SJW Group	1,345	$95,065
Southern Co. (The)	46,582	3,050,189
Southwest Gas Holdings, Inc.	2,922	213,511
Spire, Inc.	2,306	160,982
UGI Corp.	9,162	323,693
WEC Energy Group, Inc.	13,826	1,262,729
Xcel Energy, Inc.	23,951	1,559,450
York Water Co. (The)	630	27,443

		34,449,470

Total Common Stocks & Other Equity Interests (Cost $592,859,847)		680,912,010

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(c)(d) (Cost $418,568)	418,568	418,568

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $593,278,415)		681,330,578

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.10%
Invesco Private Government Fund, 3.18%(c)(d)(e)	13,538,025	13,538,025
Invesco Private Prime Fund, 3.28%(c)(d)(e)	34,827,133	34,827,133

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,363,133)		48,365,158

TOTAL INVESTMENTS IN SECURITIES-107.10% (Cost $641,641,548)		729,695,736
OTHER ASSETS LESS LIABILITIES-(7.10)%		(48,365,873)

NET ASSETS-100.00%		$681,329,863

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds: Invesco Government & Agency

Portfolio, Institutional Class	$ 376,010	$ 10,368,502	$ (10,325,944)	$ -	$ -	$ 418,568	$ 5,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dividend AchieversTM ETF (PFM)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$4,539,079	$73,895,935	$(64,896,989)	$-	$-	$13,538,025	$68,393	*

Invesco Private Prime Fund	10,586,044	168,738,789	(144,499,098)	2,024	(626)	34,827,133	187,234	*

Total	$15,501,133	$253,003,226	$(219,722,031)	$2,024	$(626)	$48,783,726	$260,748

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Information Technology	19.65

Health Care	16.93

Consumer Staples	14.00

Financials	13.25

Industrials	12.19

Consumer Discretionary	6.90

Energy	5.68

Utilities	5.06

Sector Types Each Less Than 3%	6.28

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Communication Services-6.72%
Verizon Communications, Inc.	461,928	$17,262,249

Consumer Discretionary-7.25%
Home Depot, Inc. (The)	27,945	8,275,353
McDonald’s Corp.	26,802	7,307,833
NIKE,Inc.,Class B	32,833	3,042,963

		18,626,149

Consumer Staples-15.58%
Coca-Cola Co. (The)	145,858	8,729,601
Procter & Gamble Co. (The)	60,169	8,102,959
Walgreens Boots Alliance, Inc.	481,553	17,576,685
Walmart, Inc.	39,266	5,588,730

		39,997,975

Energy-5.05%
Chevron Corp.	71,614	12,954,973

Financials-13.19%
American Express Co.	27,468	4,077,624
Goldman Sachs Group, Inc. (The)	28,175	9,706,570
JPMorgan Chase & Co.	94,085	11,843,420
Travelers Cos., Inc. (The)	44,580	8,223,227

		33,850,841

Health Care-14.35%
Amgen, Inc.	41,558	11,235,205
Johnson & Johnson	53,887	9,374,722
Merck & Co., Inc.	118,000	11,941,600
UnitedHealth Group, Inc.	7,709	4,279,651

		36,831,178

Industrials-12.49%
3M Co.	124,102	15,610,791
Caterpillar, Inc.	43,601	9,437,872
Honeywell International, Inc.	34,340	7,006,047

		32,054,710

Information Technology-18.83%
Apple, Inc.	11,828	1,813,705

	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.	236,745	$10,755,325
Intel Corp.	463,392	13,174,235
International Business Machines Corp.	126,732	17,525,768
Microsoft Corp.	11,405	2,647,443
Visa, Inc., Class A(b)	11,692	2,422,115

		48,338,591

Materials-6.31%
Dow, Inc.	346,353	16,188,539

Total Common Stocks & Other Equity Interests (Cost $268,480,950)		256,105,205

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(c)(d) (Cost $180,606)	180,606	180,606

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $268,661,556)		256,285,811

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.23%
Invesco Private Government Fund, 3.18%(c)(d)(e)	163,342	163,342
Invesco Private Prime Fund, 3.28%(c)(d)(e)	417,924	417,924

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $581,227)		581,266

TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $269,242,783)		256,867,077
OTHER ASSETS LESS LIABILITIES-(0.07)%		(174,809)

NET ASSETS-100.00%		$256,692,268

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$109,718	$4,475,447	$(4,404,559)	$ -	$ -	$180,606	$ 2,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dow Jones Industrial Average Dividend ETF (DJD)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,630,562	$31,268,058	$(34,735,278)	$-	$-	$163,342	$22,946	*

Invesco Private Prime Fund	8,467,759	39,375,248	(47,424,922)	(67)	(94)	417,924	53,946	*

Total	$12,208,039	$75,118,753	$(86,564,759)	$(67)	$(94)	$761,872	$78,971

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Information Technology	18.83

Consumer Staples	15.58

Health Care	14.35

Financials	13.19

Industrials	12.49

Consumer Discretionary	7.25

Communication Services	6.72

Materials	6.31

Energy	5.05

Money Market Funds Plus Other Assets Less Liabilities	0.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Financial Preferred ETF (PGF)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.74%
Banks-57.90%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	673,338	$10,968,676
Series QQ, Pfd., 4.25%	919,239	15,332,907
Series NN, Pfd., 4.38%(b)	809,490	14,093,221
Series SS, Pfd., 4.75%(b)	490,379	9,552,583
Series LL, Pfd., 5.00%	954,702	19,036,758
Series KK, Pfd., 5.38%	986,848	21,118,547
Series HH, Pfd., 5.88%(b)	598,520	13,879,679
Series GG, Pfd., 6.00%(b)	950,597	22,624,209
Bank OZK, Series A, Pfd., 4.63%	249,988	4,149,801
Citigroup, Inc.
Series K, Pfd., 6.88%(c)	1,073,580	27,097,159
Series J, Pfd., 7.13%(b)(c)	673,035	16,798,954
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	326,575	6,296,366
Series D, Pfd., 6.35%(c)	210,078	4,926,329
Fifth Third Bancorp
Series K, Pfd., 4.95%	176,812	3,393,022
Series I, Pfd., 6.63%(b)(c)	323,060	8,147,573
First Citizens BancShares, Inc., Series A, Pfd., 5.38%	246,460	5,027,784
First Republic Bank
Series M, Pfd., 4.00%(b)	534,021	8,015,655
Series K, Pfd., 4.13%(b)	363,991	5,616,381
Series L, Pfd., 4.25%(b)	530,774	8,428,691
Series N, Pfd., 4.50%	535,316	9,014,721
Series J, Pfd., 4.70%(b)	275,607	4,842,415
Series I, Pfd., 5.50%(b)	213,020	4,569,279
Huntington Bancshares, Inc., Series H, Pfd., 4.50%(b)	357,162	6,221,762
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	1,425,777	24,537,622
Series JJ, Pfd., 4.55%	1,082,409	19,710,668
Series LL, Pfd., 4.63%(b)	1,314,637	24,373,370
Series GG, Pfd., 4.75%(b)	643,738	12,720,263
Series DD, Pfd., 5.75%(b)	1,212,107	28,084,519
Series EE, Pfd., 6.00%(b)	1,316,117	32,113,255
KeyCorp
Series G, Pfd., 5.63%	352,401	7,453,281
Series F, Pfd., 5.65%(b)	324,362	6,857,013
Series E, Pfd., 6.13%(c)	379,675	8,861,614
Pfd., 6.20%(c)	360,805	8,796,426
M&T Bank Corp., Series H, Pfd., 5.63%(c)	178,583	4,060,977
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	282,052	4,930,269
Series C, Pfd., 5.70%(c)	363,933	7,577,085
Series B, Pfd., 6.38%(b)(c)	353,694	8,736,242
Signature Bank, Series A, Pfd., 5.00%(b)	521,447	9,187,896
SVB Financial Group, Series A, Pfd., 5.25%	273,935	4,952,745
Synovus Financial Corp., Series E, Pfd., 5.88%(c)	249,990	5,524,779
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	214,285	4,249,272
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	662,366	12,551,836
Series O, Pfd., 5.25%(b)	409,354	8,625,089

	Shares	Value
Banks-(continued)
U.S. Bancorp
Series L, Pfd., 3.75%(b)	394,649	$5,971,039
Series M, Pfd., 4.00%(b)	575,226	9,307,157
Series O, Pfd., 4.50%	279,953	5,179,130
Series K, Pfd., 5.50%(b)	388,756	8,789,773
Washington Federal, Inc., Series A, Pfd., 4.88%	214,281	3,734,918
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	886,048	14,221,070
Series CC, Pfd., 4.38%	749,296	12,423,328
Series AA, Pfd., 4.70%(b)	828,947	14,879,599
Series Z, Pfd., 4.75%(b)	1,454,665	26,183,970
Series Y, Pfd., 5.63%(b)	487,666	10,401,916
Series Q, Pfd., 5.85%(c)	1,230,192	27,986,868
Series R, Pfd., 6.63%(b)(c)	601,022	15,031,560
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	214,283	4,285,660

		651,452,681

Capital Markets-17.18%
Apollo Asset Management, Inc.
Series A, Pfd., 6.38%(b)	201,274	4,361,608
Series B, Pfd., 6.38%	174,900	3,812,820
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	427,340	7,850,236
Series D, Pfd., 5.95%	536,775	12,361,928
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)(c)	712,022	17,522,861
Series K, Pfd., 6.38%(c)	502,284	12,431,529
Morgan Stanley
Series O, Pfd., 4.25%	926,658	15,085,992
Series L, Pfd., 4.88%	356,406	6,921,405
Series K, Pfd., 5.85%(b)(c)	712,834	16,331,027
Series I, Pfd., 6.38%(c)	712,825	17,314,519
Series P, Pfd., 6.50%	719,269	17,837,871
Series F, Pfd., 6.88%(b)(c)	605,880	15,159,118
Series E, Pfd., 7.13%(c)	614,833	15,401,567
Northern Trust Corp., Series E, Pfd., 4.70%(b)	285,750	5,720,715
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	361,202	8,686,908
Series D, Pfd., 5.90%(b)(c)	531,704	12,957,626
Stifel Financial Corp., Series D, Pfd., 4.50%(b)	214,281	3,469,209

		193,226,939

Consumer Finance-5.00%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	303,212	4,790,750
Series L, Pfd., 4.38%(b)	472,459	7,512,098
Series J, Pfd., 4.80%	876,296	15,247,550
Series I, Pfd., 5.00%(b)	1,055,781	19,563,622
Synchrony Financial, Series A, Pfd., 5.63%(b)	535,736	9,091,440

		56,205,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Financial Preferred ETF (PGF)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Diversified Financial Services-1.66%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	212,182	$3,464,932
Series A, Pfd., 5.25%	573,363	10,676,019
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	214,281	4,540,615

		18,681,566

Insurance-16.96%
Allstate Corp. (The)
Series I, Pfd., 4.75%	214,224	3,997,420
Series H, Pfd., 5.10%(b)	826,071	16,232,295
Series G, Pfd., 5.63%(b)	406,645	8,832,329
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	306,671	6,909,298
Series B, Pfd., 6.63%(c)	194,299	4,499,965
American International Group, Inc.,
Series A, Pfd., 5.85%(b)	357,161	7,857,542
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	381,702	6,702,687
Series F, Pfd., 5.45%(b)	215,441	4,364,835
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	191,653	3,698,903
Pfd., 5.63% (Bermuda)	194,140	3,686,719
Pfd., 5.95% (Bermuda)(c)	188,285	4,294,781
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	437,561	7,530,425
Series B, Pfd., 5.63%(b)	246,880	5,073,384
Series A, Pfd., 6.35%(c)	622,436	14,820,201
Series C, Pfd., 6.38%(c)	419,071	10,447,440
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	392,867	7,763,052
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	248,577	3,798,256
Series C, Pfd., 5.38%	421,132	7,563,531
Series A, Pfd., 6.60%(b)	307,898	6,924,626
Series B, Pfd., 6.75%(b)	275,945	6,261,192
Enstar Group Ltd., Series D, Pfd., 7.00%(b)(c)	285,750	6,280,785

	Shares	Value
Insurance-(continued)
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	246,462	$6,048,177
MetLife, Inc.
Series F, Pfd., 4.75%	709,884	13,956,319
Series E, Pfd., 5.63%(b)	578,959	13,460,797
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	371,809	6,198,056
Series F, Pfd., 5.75% (Bermuda)	167,387	3,640,667

		190,843,682

Thrifts & Mortgage Finance-0.70%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	367,867	7,868,675

Trading Companies & Distributors-0.34%
Air Lease Corp., Series A, Pfd., 6.15%(c)	178,581	3,839,491

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $1,424,128,697)		1,122,118,494

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.85%
Invesco Private Government Fund, 3.18%(d)(e)(f)	18,397,236	18,397,236
Invesco Private Prime Fund, 3.28%(d)(e)(f)	47,482,622	47,482,622

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,878,084)		65,879,858

TOTAL INVESTMENTS IN SECURITIES-105.59% (Cost $1,490,006,781)		1,187,998,352
OTHER ASSETS LESS LIABILITIES-(5.59)%		(62,911,593)

NET ASSETS-100.00%		$1,125,086,759

Investment Abbreviations:

Pfd. -Preferred

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$41,521,241	$(41,521,241)	$ -	$ -	$ -	$ 21,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Financial Preferred ETF (PGF)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$7,543,720	$93,141,198	$(82,287,682)	$-	$-	$18,397,236	$139,185	*

Invesco Private Prime Fund	17,575,099	231,304,868	(201,396,935)	(793)	383	47,482,622	378,586	*

Total	$25,118,819	$365,967,307	$(325,205,858)	$(793)	$383	$65,879,858	$539,378

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Industry Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Banks	57.90

Capital Markets	17.18

Insurance	16.96

Consumer Finance	5.00

Industry Types Each Less Than 3%	2.70

Money Market Funds Plus Other Assets Less Liabilities	0.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Banks-13.94%
Associated Banc-Corp(b)	1,307,358	$31,834,167
Huntington Bancshares, Inc.(b)	2,247,821	34,121,923
Northwest Bancshares, Inc.(b)	2,652,108	39,940,746
Premier Financial Corp.	1,060,769	30,603,186
United Bankshares, Inc.(b)	681,829	28,875,458
WesBanco, Inc.(b)	751,404	30,386,778

		195,762,258

Biotechnology-1.66%
Amgen, Inc.(b)	86,195	23,302,818

Capital Markets-1.85%
Franklin Resources, Inc.(b)	1,110,482	26,040,803

Chemicals-2.41%
LyondellBasell Industries N.V., Class A(b)	442,049	33,794,646

Commercial Services & Supplies-2.79%
Healthcare Services Group, Inc.(b)	2,809,564	39,221,513

Construction & Engineering-1.27%
MDU Resources Group, Inc.	624,547	17,787,099

Containers & Packaging-1.37%
Sonoco Products Co.	310,718	19,289,373

Diversified Telecommunication Services-2.56%
Verizon Communications, Inc.	961,106	35,916,531

Electric Utilities-10.10%
ALLETE, Inc.(b)	483,468	27,204,745
Duke Energy Corp.	227,337	21,183,262
Edison International	394,756	23,701,150
OGE Energy Corp.(b)	654,881	23,988,291
Pinnacle West Capital Corp.	393,052	26,417,025
Southern Co. (The)	296,059	19,385,943

		141,880,416

Food & Staples Retailing-2.65%
Walgreens Boots Alliance, Inc.	1,021,123	37,270,990

Food Products-1.58%
Kellogg Co.(b)	288,955	22,197,523

Gas Utilities-5.20%
Northwest Natural Holding Co.	558,795	26,872,452
Spire, Inc.(b)	363,399	25,368,884
UGI Corp.(b)	586,761	20,730,266

		72,971,602

Health Care Providers & Services-2.69%
Cardinal Health, Inc.	258,271	19,602,769
National HealthCare Corp.	298,018	18,155,256

		37,758,025

Household Durables-1.84%
Leggett & Platt, Inc.(b)	763,759	25,776,866

Household Products-3.17%
Clorox Co. (The)(b)	146,851	21,446,120
Kimberly-Clark Corp.	185,618	23,102,016

		44,548,136

Industrial Conglomerates-2.26%
3M Co.	252,525	31,765,120

	Shares	Value
Insurance-10.40%
Fidelity National Financial, Inc.(b)	738,317	$29,074,923
Old Republic International Corp.(b)	1,252,107	29,061,403
Principal Financial Group, Inc.(b)	299,436	26,389,295
Prudential Financial, Inc.	340,036	35,768,387
Unum Group	563,503	25,690,102

		145,984,110

IT Services-2.58%
International Business Machines Corp.	261,680	36,187,727

Multi-Utilities-5.58%
Avista Corp.(b)	692,785	28,424,969
Consolidated Edison, Inc.	216,094	19,007,628
NorthWestern Corp.	584,560	30,882,305

		78,314,902

Oil, Gas & Consumable Fuels-3.89%
Chevron Corp.	147,161	26,621,425
Exxon Mobil Corp.	252,806	28,013,433

		54,634,858

Personal Products-1.63%
Nu Skin Enterprises, Inc., Class A(b)	601,021	22,952,992

Pharmaceuticals-3.46%
Merck & Co., Inc.	244,998	24,793,797
Pfizer, Inc.	510,096	23,744,969

		48,538,766

Real Estate Management & Development-2.37%
Kennedy-Wilson Holdings, Inc.(b)	2,000,705	33,231,710

Textiles, Apparel & Luxury Goods-1.53%
VF Corp.(b)	760,202	21,475,707

Tobacco-9.02%
Altria Group, Inc.	1,160,495	53,696,104
Philip Morris International, Inc.	359,895	33,056,356
Universal Corp.(b)	788,560	39,909,021

		126,661,481

Wireless Telecommunication Services-2.13%
Telephone & Data Systems, Inc.(b)	1,760,218	29,923,706

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,388,306,612)		1,403,189,678

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.07%
Invesco Private Government Fund, 3.18%(c)(d)(e)	69,777,533	69,777,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.28%(c)(d)(e)	155,815,290	$155,815,290

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $225,592,812)		225,592,823

TOTAL INVESTMENTS IN SECURITIES-116.00% (Cost $1,613,899,424)		1,628,782,501
OTHER ASSETS LESS LIABILITIES-(16.00)%		(224,688,312)

NET ASSETS-100.00%		$1,404,094,189

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$22,181,775	$(22,181,775)	$-	$-	$-	$8,027

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	32,170,853	243,114,396	(205,507,716)	-	-	69,777,533	336,010	*

Invesco Private Prime Fund	75,046,247	485,511,547	(404,749,319)	(3,347)	10,162	155,815,290	914,170	*

Total	$107,217,100	$750,807,718	$(632,438,810)	$(3,347)	$10,162	$225,592,823	$1,258,207

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)–(continued)

October 31, 2022

(Unaudited)

 Portfolio Composition

  Industry Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Banks	13.94

Insurance	10.40

Electric Utilities	10.10

Tobacco	9.02

Multi-Utilities	5.58

Gas Utilities	5.20

Oil, Gas & Consumable Fuels	3.89

Pharmaceuticals	3.46

Household Products	3.17

Industry Types Each Less Than 3%	35.17

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Dividend AchieversTM ETF (PID)

October 31, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-3.96%
Rio Tinto PLC, ADR(a)	599,308	$31,973,082

Brazil-4.16%
Banco Santander Brasil S.A., ADR(a)	5,897,878	33,617,905

Canada-52.94%
Agnico Eagle Mines Ltd.	520,119	22,864,431
Algonquin Power & Utilities Corp.(a)	2,099,536	23,220,868
BCE, Inc.(a)	689,681	31,104,613
Brookfield Asset Management, Inc., Class A	135,254	5,357,411
Brookfield Infrastructure Partners L.P.	458,850	16,692,963
Brookfield Renewable Partners L.P.	520,155	15,178,123
Canadian Imperial Bank of Commerce	636,625	28,909,141
Canadian National Railway Co.	85,639	10,143,083
Canadian Natural Resources Ltd.(a)	380,200	22,789,188
Canadian Pacific Railway Ltd.(a)	60,598	4,513,945
Enbridge, Inc.(a)	818,383	31,876,018
FirstService Corp.(a)	28,167	3,521,157
Fortis, Inc.(a)	490,491	19,129,149
Franco-Nevada Corp.	48,941	6,048,129
Imperial Oil Ltd.(a)	227,902	12,416,101
Magna International, Inc.	304,376	16,962,874
Open Text Corp.(a)	508,021	14,707,208
Restaurant Brands International, Inc.	350,234	20,796,895
Ritchie Bros. Auctioneers, Inc.	120,973	7,903,166
Royal Bank of Canada	248,278	22,958,267
Stantec, Inc.	137,510	6,726,989
TC Energy Corp.(a)	684,954	30,083,180
TELUS Corp.(a)	1,159,054	24,212,638
TFI International, Inc.(a)	59,494	5,415,739
Toronto-Dominion Bank (The)	376,130	24,068,559

		427,599,835

France-3.16%
Sanofi, ADR	591,251	25,559,781

Germany-4.31%
Fresenius Medical Care AG& Co. KGaA, ADR	1,380,635	19,149,408
SAP SE, ADR	162,906	15,648,750

		34,798,158

India-1.80%
Infosys Ltd., ADR(a)	686,998	12,867,472
Reliance Industries Ltd., GDR(b)	27,700	1,691,085

		14,558,557

Ireland-2.21%
CRH PLC, ADR(a)	492,136	17,820,244

Japan-4.07%
Sony Group Corp., ADR	48,302	3,258,936
Sumitomo Mitsui Financial Group, Inc., ADR(a)	5,291,948	29,634,909

		32,893,845

Investment Abbreviations:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

	Shares	Value
Mexico-2.92%
America Movil S.A.B. de C.V., Class L, ADR	1,253,057	$23,570,002

Spain-3.09%
Atlantica Sustainable Infrastructure PLC	900,299	24,947,285

Switzerland-4.25%
Logitech International S.A., Class R(a)	212,408	10,543,933
Novartis AG, ADR	293,028	23,773,362

		34,317,295

United Kingdom-10.44%
Diageo PLC, ADR(a)	69,740	11,644,488
Linde PLC	31,852	9,471,192
National Grid PLC, ADR(a)	465,132	25,405,510
RELX PLC, ADR(a)	527,377	14,218,084
Unilever PLC, ADR(a)	519,303	23,633,479

		84,372,753

United States-2.43%
Amdocs Ltd.	117,841	10,170,857
Willis Towers Watson PLC	43,253	9,438,237

		19,609,094

Total Common Stocks & Other Equity Interests (Cost $840,221,598)		805,637,836

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(c)(d) (Cost $546,474)	546,474	546,474

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $840,768,072)		806,184,310

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-28.89%
Invesco Private Government Fund, 3.18%(c)(d)(e)	64,988,405	64,988,405
Invesco Private Prime Fund, 3.28%(c)(d)(e)	168,335,196	168,335,196

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $233,328,331)		233,323,601

TOTAL INVESTMENTS IN SECURITIES-128.70% (Cost $1,074,096,403)		1,039,507,911
OTHER ASSETS LESS LIABILITIES-(28.70)%		(231,824,464)

NET ASSETS-100.00%		$807,683,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Dividend AchieversTM ETF (PID)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at October 31, 2022.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2022 represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$19,443,894	$(18,897,420)	$-	$-	$546,474	$5,212

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	62,607,584	262,767,538	(260,386,717)	-	-	64,988,405	566,509	*

Invesco Private Prime Fund	146,030,600	544,623,285	(522,323,921)	(19,148)	24,380	168,335,196	1,562,834	*

Total	$208,638,184	$826,834,717	$(801,608,058)	$(19,148)	$24,380	$233,870,075	$2,134,555

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Financials	19.06

Utilities	15.42

Energy	12.24

Materials	10.92

Communication Services	9.77

Health Care	8.47

Information Technology	7.92

Industrials	6.06

Consumer Discretionary	5.07

Consumer Staples	4.37

Real Estate	0.44

Money Market Funds Plus Other Assets Less Liabilities	0.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Statements of Assets and Liabilities

October 31, 2022

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)
Assets:
Unaffiliated investments in securities, at value(a)	$1,510,549,926	$680,912,010	$256,105,205	$1,122,118,494
Affiliated investments in securities, at value	156,338,875	48,783,726	761,872	65,879,858
Cash	879	-	-	-
Foreign currencies, at value	-	-	-	-
Deposits with brokers:
Cash segregated as collateral	-	-	-	-
Receivable for:
Dividends	976,993	662,816	413,491	4,367,407
Securities lending	117,042	3,370	973	210,962
Investments sold	41,167,666	45,255	-	3,840,805
Fund shares sold	4,243,448	1,428,360	2,568,326	-
Foreign tax reclaims	-	-	-	-
Other assets	30,207	21,125	-	22,841

Total assets	1,713,425,036	731,856,662	259,849,867	1,196,440,367

Liabilities:
Due to custodian	-	-	-	1,365,329
Payable for:
Investments purchased	28,146,351	1,403,356	2,562,572	-
Collateral upon return of securities loaned	155,054,657	48,363,133	581,227	65,878,084
Collateral upon receipt of securities in-kind	-	-	-	-
Fund shares repurchased	17,938,455	-	-	2,871,931
Accrued unitary management fees	-	-	13,800	-
Accrued advisory fees	484,135	220,276	-	493,274
Accrued trustees’ and officer’s fees	161,782	72,314	-	226,465
Accrued expenses	976,678	467,720	-	518,525

Total liabilities	202,762,058	50,526,799	3,157,599	71,353,608

Net Assets	$1,510,662,978	$681,329,863	$256,692,268	$1,125,086,759

Net assets consist of:
Shares of beneficial interest	$2,113,094,417	$604,135,093	$272,797,318	$1,511,511,958
Distributable earnings (loss)	(602,431,439)	77,194,770	(16,105,050)	(386,425,199)

Net Assets	$1,510,662,978	$681,329,863	$256,692,268	$1,125,086,759

Shares outstanding (unlimited amount authorized, $0.01 par value)	17,800,000	19,080,000	6,030,000	78,350,000
Net asset value	$84.87	$35.71	$42.57	$14.36

Market price	$84.94	$35.73	$42.61	$14.33

Unaffiliated investments in securities, at cost	$1,592,311,501	$592,859,847	$268,480,950	$1,424,128,697

Affiliated investments in securities, at cost	$156,338,188	$48,781,701	$761,833	$65,878,084

Foreign currencies, at cost	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$149,911,541	$47,172,272	$564,511	$63,373,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)

$1,403,189,678	$805,637,836
225,592,823	233,870,075
-	156,729
-	629,856

-	594,005

2,350,377	1,151,426
17,439	143,813
-	-
7,461,772	69,060
-	396,404
22,542	24,295

1,638,634,631	1,042,673,499

117,563	-

7,463,710	69,060
225,592,812	233,328,331
-	594,005
-	-
-	-
439,203	261,884
94,426	140,641
832,728	596,131

234,540,442	234,990,052

$1,404,094,189	$807,683,447

$1,581,905,498	$1,274,896,523
(177,811,309)	(467,213,076)

$1,404,094,189	$807,683,447

68,120,000	49,850,000
$20.61	$16.20

$20.63	$16.21

$1,388,306,612	$840,221,598

$225,592,812	$233,874,805

$-	$629,147

$220,137,067	$228,089,655

22

Statements of Operations

For the six months ended October 31, 2022

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)
Investment income:
Unaffiliated dividend income	$11,024,999	$8,439,456	$4,003,581	$38,015,280	$31,101,813	$16,954,175
Affiliated dividend income	10,950	5,121	2,079	21,607	8,027	5,212
Securities lending income, net	669,562	16,535	23,458	1,500,786	102,765	1,151,962
Foreign withholding tax	(9,127)	(189)	-	-	-	(1,663,893)

Total investment income	11,696,384	8,460,923	4,029,118	39,537,673	31,212,605	16,447,456

Expenses:
Unitary management fees.	-	-	80,866	-	-	-
Advisory fees	3,031,168	1,378,397	-	3,217,183	2,595,405	1,567,263
Sub-licensing fees	606,229	344,596	-	196,245	648,845	391,812
Accounting & administration fees	61,339	30,056	-	64,190	39,424	27,510
Custodian & transfer agent fees	6,466	3,401	-	10,235	6,004	15,481
Trustees’ and officer’s fees	(22,193)	(7,345)	-	(36,292)	(9,284)	(21,539)
Other expenses.	72,130	38,866	-	72,538	51,727	57,876

Total expenses	3,755,139	1,787,971	80,866	3,524,099	3,332,121	2,038,403

Less: Waivers	(624)	(301)	(114)	(1,205)	(511)	(298)

Net expenses	3,754,515	1,787,670	80,752	3,522,894	3,331,610	2,038,105

Net investment income	7,941,869	6,673,253	3,948,366	36,014,779	27,880,995	14,409,351

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(8,976,426)	(1,658,932)	(2,131,798)	(24,631,570)	(22,252,860)	(11,553,022)
Affiliated investment securities	10,813	(626)	(94)	383	10,162	24,380
In-kind redemptions	(13,251,438)	11,258,597	4,717,758	(9,716,677)	21,820,949	1,693,458
Foreign currencies	-	-	-	-	-	(35,899)

Net realized gain (loss)	(22,217,051)	9,599,039	2,585,866	(34,347,864)	(421,749)	(9,871,083)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	26,853,524	(30,545,308)	(14,119,663)	(67,270,835)	(32,370,062)	(86,773,323)
Affiliated investment securities	(6,735)	2,024	(67)	(793)	(3,347)	(19,148)
Foreign currencies	-	-	-	-	-	747

Change in net unrealized appreciation (depreciation)	26,846,789	(30,543,284)	(14,119,730)	(67,271,628)	(32,373,409)	(86,791,724)

Net realized and unrealized gain (loss)	4,629,738	(20,944,245)	(11,533,864)	(101,619,492)	(32,795,158)	(96,662,807)

Net increase (decrease) in net assets resulting from operations	$12,571,607	$(14,270,992)	$(7,585,498)	$(65,604,713)	$(4,914,163)	$(82,253,456)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

(This Page Intentionally Left Blank)

24

Statements of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco BuyBack AchieversTM ETF (PKW)		Invesco Dividend AchieversTM ETF (PFM)
	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

Operations:

Net investment income	$7,941,869	$13,561,281	$6,673,253	$12,298,412

Net realized gain (loss)	(22,217,051)	306,944,615	9,599,039	31,053,463

Change in net unrealized appreciation (depreciation)	26,846,789	(360,848,917)	(30,543,284)	(16,226,427)

Net increase (decrease) in net assets resulting from operations	12,571,607	(40,343,021)	(14,270,992)	27,125,448

Distributions to Shareholders from:

Distributable earnings	(7,954,751)	(13,422,838)	(6,690,557)	(13,107,685)

Shareholder Transactions:

Proceeds from shares sold	450,957,527	2,252,237,604	32,148,134	150,154,995

Value of shares repurchased	(297,358,729)	(2,690,143,843)	(34,507,278)	(74,476,740)

Net increase (decrease) in net assets resulting from share transactions	153,598,798	(437,906,239)	(2,359,144)	75,678,255

Net increase (decrease) in net assets	158,215,654	(491,672,098)	(23,320,693)	89,696,018

Net assets:

Beginning of period	1,352,447,324	1,844,119,422	704,650,556	614,954,538

End of period	$1,510,662,978	$1,352,447,324	$681,329,863	$704,650,556

Changes in Shares Outstanding:

Shares sold	5,440,000	24,680,000	910,000	3,980,000

Shares repurchased	(3,640,000)	(29,720,000)	(1,000,000)	(1,940,000)

Shares outstanding, beginning of period	16,000,000	21,040,000	19,170,000	17,130,000

Shares outstanding, end of period	17,800,000	16,000,000	19,080,000	19,170,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Dow Jones Industrial Average Dividend ETF (DJD)		Invesco Financial Preferred ETF (PGF)		Invesco High Yield Equity Dividend AchieversTM ETF (PEY)		Invesco International Dividend AchieversTM ETF (PID)
Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$3,948,366	$5,353,998	$36,014,779	$81,271,486	$27,880,995	$41,205,809	$14,409,351	$17,891,427

2,585,866	12,259,207	(34,347,864)	(12,462,028)	(421,749)	79,780,048	(9,871,083)	64,738,848

(14,119,730)	(7,855,266)	(67,271,628)	(285,771,109)	(32,373,409)	(69,366,090)	(86,791,724)	(28,952,371)

(7,585,498)	9,757,939	(65,604,713)	(216,961,651)	(4,914,163)	51,619,767	(82,253,456)	53,677,904

(3,632,735)	(5,064,485)	(34,994,850)	(81,068,351)	(25,276,044)	(40,404,752)	(16,329,278)	(21,523,716)

104,466,300	95,391,520	47,649,517	77,281,439	390,582,901	584,935,091	139,627,938	360,195,991

(42,314,917)	(49,084,102)	(163,271,482)	(265,030,321)	(109,553,612)	(372,374,068)	(8,781,817)	(196,500,293)

62,151,383	46,307,418	(115,621,965)	(187,748,882)	281,029,289	212,561,023	130,846,121	163,695,698

50,933,150	51,000,872	(216,221,528)	(485,778,884)	250,839,082	223,776,038	32,263,387	195,849,886

205,759,118	154,758,246	1,341,308,287	1,827,087,171	1,153,255,107	929,479,069	775,420,060	579,570,174

$256,692,268	$205,759,118	$1,125,086,759	$1,341,308,287	$1,404,094,189	$1,153,255,107	$807,683,447	$775,420,060

2,410,000	2,120,000	3,100,000	4,150,000	18,690,000	27,460,000	8,180,000	19,000,000

(970,000)	(1,090,000)	(10,650,000)	(14,950,000)	(5,450,000)	(17,580,000)	(520,000)	(10,350,000)

4,590,000	3,560,000	85,900,000	96,700,000	54,880,000	45,000,000	42,190,000	33,540,000

6,030,000	4,590,000	78,350,000	85,900,000	68,120,000	54,880,000	49,850,000	42,190,000

26

Financial Highlights

Invesco BuyBack AchieversTM ETF (PKW)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$84.53		$87.65	$54.42	$63.60	$56.93	$52.20

Net investment income(a)	0.54		0.76	0.88	1.01	0.73	0.55
Net realized and unrealized gain (loss) on investments	0.35		(3.16)	33.35	(9.13)	6.67	4.64

Total from investment operations	0.89		(2.40)	34.23	(8.12)	7.40	5.19

Distributions to shareholders from:
Net investment income	(0.55)		(0.72)	(1.00)	(1.06)	(0.73)	(0.46)

Net asset value at end of period	$84.87		$84.53	$87.65	$54.42	$63.60	$56.93

Market price at end of period(b)	$84.94		$84.50	$87.72	$54.45	$63.62	$56.95

Net Asset Value Total Return(c)	1.10%		(2.79)%	63.54%	(12.81)%	13.16%	9.95%
Market Price Total Return(c)	1.21%		(2.90)%	63.58%	(12.79)%	13.16%	10.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,510,663		$1,352,447	$1,844,119	$718,331	$1,313,404	$1,312,224
Ratio to average net assets of:
Expenses	0.62	%(d)	0.61%	0.64%	0.62%	0.62%	0.63%
Net investment income	1.31	%(d)	0.83%	1.27%	1.60%	1.25%	0.99%
Portfolio turnover rate(e)	3%		80%	93%	56%	76%	66%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights–(continued)

Invesco Dividend AchieversTM ETF (PFM)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$36.76		$35.90	$27.27	$28.52	$25.22	$23.96

Net investment income(a)	0.34		0.68	0.62	0.61	0.59	0.54
Net realized and unrealized gain (loss) on investments	(1.04)		0.90	8.61	(1.20)	3.29	1.24

Total from investment operations	(0.70)		1.58	9.23	(0.59)	3.88	1.78

Distributions to shareholders from:
Net investment income	(0.35)		(0.72)	(0.60)	(0.66)	(0.58)	(0.52)

Net asset value at end of period	$35.71		$36.76	$35.90	$27.27	$28.52	$25.22

Market price at end of period(b)	$35.73		$36.78	$35.90	$27.31	$28.52	$25.24

Net Asset Value Total Return(c)	(1.88)%		4.40%	34.21%	(2.04)%	15.63%	7.42%
Market Price Total Return(c)	(1.87)%		4.46%	34.02%	(1.89)%	15.53%	7.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$681,330		$704,651	$614,955	$306,780	$299,475	$285,010
Ratio to average net assets of:
Expenses	0.52	%(d)	0.52%	0.53%	0.53%	0.54%	0.55%
Net investment income	1.94	%(d)	1.80%	1.97%	2.13%	2.22%	2.15%
Portfolio turnover rate(e)	1%		12%	28%	20%	13%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights–(continued)

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

	Six Months Ended October 31, 2022		Years Ended April 30,					Eight Months Ended April 30,		Year Ended August 31, 2017
	(Unaudited)		2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$44.83		$43.47	$33.17	$36.98		$33.32	$31.07		$27.55

Net investment income(a)	0.73		1.36	1.27	1.10		0.91	0.49		0.83
Net realized and unrealized gain (loss) on investments	(2.32)		1.29	10.40	(3.80)		3.74	2.37		3.55

Total from investment operations	(1.59)		2.65	11.67	(2.70)		4.65	2.86		4.38

Distributions to shareholders from:
Net investment income	(0.67)		(1.29)	(1.37)	(1.11)		(0.99)	(0.53)		(0.86)
Net realized gains	-		-	-	-		-	(0.08)		-

Total distributions	(0.67)		(1.29)	(1.37)	(1.11)		(0.99)	(0.61)		(0.86)

Net asset value at end of period	$42.57		$44.83	$43.47	$33.17		$36.98	$33.32		$31.07

Market price at end of period	$42.61	(b)	$44.82 (b)	$43.52 (b)	$33.21	(b)	$37.02 (b)	$33.35	(b)	$31.10

Net Asset Value Total Return(c)	(3.51)%		6.19%	36.03%	(7.33)%		14.24%	9.23%		16.13%
Market Price Total Return(c)	(3.39)%		6.04%	36.03%	(7.32)%		14.25%	9.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$256,692		$205,759	$154,758	$116,108		$73,967	$14,994		$10,875
Ratio to average net assets of:
Expenses, after Waivers	0.07	%(d)	0.07%	0.07%	0.08	%(e)	0.09%	0.30	%(d)	0.30%
Expenses, prior to Waivers	0.07	%(d)	0.07%	0.07%	0.08	%(e)	0.10%	0.30	%(d)	0.30%
Net investment income	3.42	%(d)	3.04%	3.43%	3.04	%(e)	2.62%	2.25	%(d)	2.80%
Portfolio turnover rate(f)	11%		15%	50%	14%		20%	19%		3%

(a) Based on average shares outstanding.

(b) The mean between the last bid and ask prices.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d) Annualized.

(e) Ratios include non-recurring costs associated with a proxy statement of 0.01%.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights–(continued)

Invesco Financial Preferred ETF (PGF)

	Six Months Ended
	October 31,
	2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$15.61		$18.89	$18.05	$18.33	$18.32	$18.87

Net investment income(a)	0.44		0.87	0.94	0.94	0.97	0.99
Net realized and unrealized gain (loss) on investments	(1.26)		(3.28)	0.82	(0.27)	0.05	(0.53)

Total from investment operations	(0.82)		(2.41)	1.76	0.67	1.02	0.46

Distributions to shareholders from:
Net investment income	(0.43)		(0.87)	(0.92)	(0.95)	(1.01)	(1.01)

Net asset value at end of period	$14.36		$15.61	$18.89	$18.05	$18.33	$18.32

Market price at end of period(b)	$14.33		$15.55	$18.96	$18.07	$18.35	$18.31

Net Asset Value Total Return(c)	(5.40)%		(13.34)%	9.94%	3.78%	5.79%	2.43%
Market Price Total Return(c)	(5.23)%		(13.99)%	10.22%	3.77%	5.97%	2.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,125,087		$1,341,308	$1,827,087	$1,462,590	$1,385,773	$1,565,028
Ratio to average net assets of:
Expenses	0.55	%(d)	0.57%	0.62%	0.61%	0.62%	0.63%
Net investment income	5.60	%(d)	4.71%	5.02%	5.10%	5.35%	5.26%
Portfolio turnover rate(e)	10%		23%	23%	31%	21%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

	Six Months Ended
	October 31,
	2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$21.01		$20.66	$14.21	$18.25	$17.12	$17.01

Net investment income(a)	0.45		0.85	0.69	0.75	0.63	0.62
Net realized and unrealized gain (loss) on investments	(0.45)		0.33	6.51	(4.03)	1.17	0.14

Total from investment operations	-		1.18	7.20	(3.28)	1.80	0.76

Distributions to shareholders from:
Net investment income	(0.40)		(0.83)	(0.75)	(0.76)	(0.67)	(0.65)

Net asset value at end of period	$20.61		$21.01	$20.66	$14.21	$18.25	$17.12

Market price at end of period(b)	$20.63		$21.03	$20.65	$14.24	$18.26	$17.12

Net Asset Value Total Return(c)	0.04%		5.87%	52.20%	(18.57)%	10.79%	4.48%
Market Price Total Return(c)	0.04%		6.01%	51.80%	(18.44)%	10.86%	4.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,404,094		$1,153,255	$929,479	$630,938	$834,224	$763,400
Ratio to average net assets of:
Expenses	0.51	%(d)	0.52%	0.53%	0.52%	0.53%	0.54%
Net investment income	4.30	%(d)	4.07%	4.20%	4.30%	3.58%	3.63%
Portfolio turnover rate(e)	16%		49%	74%	51%	50%	38%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco International Dividend AchieversTM ETF (PID)

	Six Months Ended
	October 31,
	2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$18.38		$17.28	$12.12	$16.44	$15.92	$15.09

Net investment income(a)	0.32		0.51	0.45	0.61	0.58	0.56
Net realized and unrealized gain (loss) on investments	(2.14)		1.21	5.21	(4.20)	0.48	0.87

Total from investment operations	(1.82)		1.72	5.66	(3.59)	1.06	1.43

Distributions to shareholders from:
Net investment income	(0.36)		(0.62)	(0.50)	(0.73)	(0.54)	(0.60)

Net asset value at end of period	$16.20		$18.38	$17.28	$12.12	$16.44	$15.92

Market price at end of period(b)	$16.21		$18.40	$17.25	$12.07	$16.45	$15.91

Net Asset Value Total Return(c)	(9.98)%		10.11%	47.87%	(22.71)%	6.99%	9.57%
Market Price Total Return(c)	(10.02)%		10.43%	48.23%	(23.07)%	7.13%	9.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$807,683		$775,420	$579,570	$510,252	$766,283	$862,878
Ratio to average net assets of:
Expenses	0.52	%(d)	0.53%	0.56%	0.53%	0.54%	0.55%
Net investment income	3.68	%(d)	2.79%	3.18%	3.92%	3.70%	3.52%
Portfolio turnover rate(e)	16%		44%	69%	45%	47%	55%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BuyBack AchieversTM ETF (PKW)	“BuyBack AchieversTM ETF”

Invesco Dividend AchieversTM ETF (PFM)	“Dividend AchieversTM ETF”

Invesco Dow Jones Industrial Average Dividend ETF (DJD)	“Dow Jones Industrial Average Dividend ETF”

Invesco Financial Preferred ETF (PGF)	“Financial Preferred ETF”

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	“High Yield Equity Dividend AchieversTM ETF”

Invesco International Dividend AchieversTM ETF (PID)	“International Dividend AchieversTM ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market, except for Shares of Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

BuyBack AchieversTM ETF	NASDAQ US BuyBack AchieversTM Index

Dividend AchieversTM ETF	NASDAQ US Broad Dividend AchieversTM Index

Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted

Financial Preferred ETF	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index

High Yield Equity Dividend AchieversTM ETF	NASDAQ US Dividend AchieversTM 50 Index

International Dividend AchieversTM ETF	NASDAQ International Dividend AchieversTM Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

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Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

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B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for Dow Jones Industrial Average Dividend ETF) is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), or the Adviser, expenses incurred in connection with the Board

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members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Dow Jones Industrial Average Dividend ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to

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Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

BuyBack AchieversTM ETF	$41,308

Dividend AchieversTM ETF	1,016

Dow Jones Industrial Average Dividend ETF	1,323

Financial Preferred ETF	118,727

High Yield Equity Dividend AchieversTM ETF	6,339

International Dividend AchieversTM ETF	72,305

J.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Dividend Paying Security Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation,

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nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic

38

impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except Dow Jones Industrial Average Dividend ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM ETF and Financial Preferred ETF, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Dow Jones Industrial Average Dividend ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.07% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Dow Jones Industrial Average Dividend ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Dow Jones Industrial Average Dividend ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for BuyBack AchieversTM ETF and Financial Preferred ETF) from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for BuyBack AchieversTM ETF and Financial Preferred ETF) (the “Expense Cap”), through at least August 31, 2024. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2024. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund (excluding the Dow Jones Industrial Average Dividend ETF), the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2022, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

BuyBack AchieversTM ETF	$624

Dividend AchieversTM ETF	301

Dow Jones Industrial Average Dividend ETF	114

Financial Preferred ETF	1,205

High Yield Equity Dividend AchieversTM ETF	511

International Dividend AchieversTM ETF	298

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

There are no amounts available for potential recapture by the Adviser as of October 31, 2022.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

BuyBack AchieversTM ETF	Nasdaq, Inc.

Dividend AchieversTM ETF	Nasdaq, Inc.

Dow Jones Industrial Average Dividend ETF	S&P Dow Jones Indices LLC

Financial Preferred ETF	ICE Data Indices, LLC

High Yield Equity Dividend AchieversTM ETF	Nasdaq, Inc.

International Dividend AchieversTM ETF	Nasdaq, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Dow Jones Industrial Average Dividend ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

BuyBack AchieversTM ETF	$8,961

Dividend AchieversTM ETF	217

Dow Jones Industrial Average Dividend ETF	5,204

High Yield Equity Dividend AchieversTM ETF	14,166

International Dividend AchieversTM ETF	6,368

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended October 31, 2022, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

High Yield Equity Dividend AchieversTM ETF	$-	$6,378,136	$(3,409,805)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

BuyBack AchieversTM ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,510,549,926	$-	$-	$1,510,549,926

Money Market Funds	1,283,531	155,055,344	-	156,338,875

Total Investments	$1,511,833,457	$155,055,344	$-	$1,666,888,801

Dividend AchieversTM ETF

Investments in Securities

Common Stocks & Other Equity Interests	$680,912,010	$-	$-	$680,912,010

Money Market Funds	418,568	48,365,158	-	48,783,726

Total Investments	$681,330,578	$48,365,158	$-	$729,695,736

Dow Jones Industrial Average Dividend ETF

Investments in Securities

Common Stocks & Other Equity Interests	$256,105,205	$-	$-	$256,105,205

Money Market Funds	180,606	581,266	-	761,872

Total Investments	$256,285,811	$581,266	$-	$256,867,077

Financial Preferred ETF

Investments in Securities

Preferred Stocks	$1,122,118,494	$-	$-	$1,122,118,494

Money Market Funds	-	65,879,858	-	65,879,858

Total Investments	$1,122,118,494	$65,879,858	$-	$1,187,998,352

High Yield Equity Dividend AchieversTM ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,403,189,678	$-	$-	$1,403,189,678

Money Market Funds	-	225,592,823	-	225,592,823

Total Investments	$1,403,189,678	$225,592,823	$-	$1,628,782,501

International Dividend AchieversTM ETF

Investments in Securities

Common Stocks & Other Equity Interests	$805,637,836	$-	$-	$805,637,836

Money Market Funds	546,474	233,323,601	-	233,870,075

Total Investments	$806,184,310	$233,323,601	$-	$1,039,507,911

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

BuyBack AchieversTM ETF	$338,686,344	$134,662,981	$473,349,325

Dividend AchieversTM ETF	-	8,265,124	8,265,124

Dow Jones Industrial Average Dividend ETF	871,206	3,613,697	4,484,903

Financial Preferred ETF	8,469,421	39,604,921	48,074,342

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	No expiration
	Short-Term	Long-Term	Total*

High Yield Equity Dividend AchieversTM ETF	$34,308,122	$150,460,481	$184,768,603

International Dividend AchieversTM ETF	174,173,234	241,914,594	416,087,828

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended October 31, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

BuyBack AchieversTM ETF	$40,806,059	$40,873,042

Dividend AchieversTM ETF	6,874,690	6,862,371

Dow Jones Industrial Average Dividend ETF	26,528,540	26,253,354

Financial Preferred ETF	133,962,436	130,992,607

High Yield Equity Dividend AchieversTM ETF	201,983,607	199,050,046

International Dividend AchieversTM ETF	126,639,133	129,850,301

For the six months ended October 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

BuyBack AchieversTM ETF	$451,168,540	$297,569,186

Dividend AchieversTM ETF	31,582,268	33,885,638

Dow Jones Industrial Average Dividend ETF	104,244,210	42,238,877

Financial Preferred ETF	45,964,122	162,902,142

High Yield Equity Dividend AchieversTM ETF	389,867,548	109,625,985

International Dividend AchieversTM ETF	139,638,735	8,779,511

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of October 31, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

BuyBack AchieversTM ETF	$87,311,055	$(195,020,843)	$(107,709,788)	$1,774,598,589

Dividend AchieversTM ETF	116,055,245	(39,599,534)	76,455,711	653,240,025

Dow Jones Industrial Average Dividend ETF	13,467,116	(28,318,607)	(14,851,491)	271,718,568

Financial Preferred ETF	1,774	(306,054,690)	(306,052,916)	1,494,051,268

High Yield Equity Dividend AchieversTM ETF	106,684,963	(103,013,798)	3,671,165	1,625,111,336

International Dividend AchieversTM ETF	43,023,166	(83,907,431)	(40,884,265)	1,080,392,176

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Dow Jones Industrial Average Dividend ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

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NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Dow Jones Industrial Average Dividend ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Dow Jones Industrial Average Dividend ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco BuyBack AchieversTM ETF (PKW)

Actual	$1,000.00	$1,011.00	0.62%	$3.14

Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

Invesco Dividend AchieversTM ETF (PFM)

Actual	1,000.00	981.20	0.52	2.60

Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

Actual	1,000.00	964.90	0.07	0.35

Hypothetical (5% return before expenses)	1,000.00	1,024.85	0.07	0.36

Invesco Financial Preferred ETF (PGF)

Actual	1,000.00	946.00	0.55	2.70

Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

Actual	1,000.00	1,000.40	0.51	2.57

Hypothetical (5% return before expenses)	1,000.00	1,022.63	0.51	2.60

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Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco International Dividend AchieversTM ETF (PID)
Actual	$1,000.00	$ 900.20	0.52%	$2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.58	0.52	2.65

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders October 31, 2022

PWC Invesco Dynamic Market ETF

PRF Invesco FTSE RAFI US 1000 ETF

PRFZ Invesco FTSE RAFI US 1500 Small-Mid ETF

Table of Contents

Schedules of Investments

2

Invesco Dynamic Market ETF (PWC)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-7.98%
AT&T, Inc.	157,988	$2,880,121
EchoStar Corp., Class A(b)(c)	42,967	810,787
Scholastic Corp.	18,185	693,576
Sinclair Broadcast Group, Inc., Class A(c)	34,721	618,381
Sirius XM Holdings, Inc.(c)	454,270	2,743,791

		7,746,656

Consumer Discretionary-13.11%
Bowlero Corp.(b)(c)	31,128	453,224
Cavco Industries, Inc.(b)	1,400	317,338
Dillard’s, Inc., Class A	1,162	382,054
frontdoor, inc.(b)(c)	14,176	312,723
Genuine Parts Co.	13,451	2,392,395
Grand Canyon Education, Inc.(b)	4,341	436,835
Green Brick Partners, Inc.(b)(c)	13,723	317,413
H&R Block, Inc.(c)	7,804	321,135
Home Depot, Inc. (The)	6,917	2,048,331
Murphy USA, Inc.	1,228	386,218
O’Reilly Automotive, Inc.(b)	2,950	2,469,651
Red Rock Resorts, Inc., Class A	8,999	374,808
Target Hospitality Corp.(b)(c)	24,763	301,366
Ulta Beauty, Inc.(b)	5,290	2,218,467

		12,731,958

Consumer Staples-7.08%
Archer-Daniels-Midland Co.	25,939	2,515,564
Cal-Maine Foods, Inc.(c)	6,194	350,023
General Mills, Inc.	29,330	2,392,741
Grocery Outlet Holding Corp.(b)	8,191	283,163
Ingles Markets, Inc., Class A	3,249	306,608
Molson Coors Beverage Co., Class B	5,852	295,116
SpartanNash Co.	10,450	373,170
Weis Markets, Inc.(c)	3,840	359,693

		6,876,078

Energy-5.10%
Arch Resources, Inc.	2,156	328,337
Chord Energy Corp.	2,451	375,224
Hess Midstream L.P., Class A	11,512	333,157
Marathon Petroleum Corp.	15,929	1,809,853
PBF Energy, Inc., Class A(b)(c)	9,419	416,791
Valero Energy Corp.	13,501	1,695,051

		4,958,413

Financials-12.53%
American Equity Investment Life Holding Co.	7,397	318,663
Arch Capital Group Ltd.(b)	28,452	1,635,990
BancFirst Corp.(c)	2,547	244,053
BOK Financial Corp.(c)	3,099	341,479
Encore Capital Group, Inc.(b)	5,041	256,688
Enova International, Inc.(b)	7,833	293,659
International Bancshares Corp.	6,582	326,467
Jackson Financial, Inc., Class A(c)	8,496	325,907
LendingClub Corp.(b)	20,677	220,003
M&T Bank Corp.	7,210	1,213,948
MetLife, Inc.	20,234	1,481,331
OFG Bancorp	10,073	280,835
PennyMac Financial Services, Inc.	5,187	276,571

	Shares	Value
Financials-(continued)
Raymond James Financial, Inc.	12,476	$1,473,915
Regions Financial Corp.	60,257	1,322,641
Towne Bank	9,683	318,958
Unum Group	7,290	332,351
W.R. Berkley Corp.	20,199	1,502,402

		12,165,861

Health Care-14.50%
Allscripts Healthcare Solutions, Inc.(b)	22,077	324,532
AmerisourceBergen Corp.	15,925	2,503,729
Arcus Biosciences, Inc.(b)(c)	14,153	360,618
Arvinas, Inc.(b)(c)	8,138	404,540
Bausch + Lomb Corp.(b)(c)	23,595	336,465
Cardinal Health, Inc.	34,677	2,631,984
Embecta Corp.(c)	11,415	352,952
Evolent Health, Inc., Class A(b)(c)	10,367	329,774
Jazz Pharmaceuticals PLC(b)	2,346	337,331
Lantheus Holdings, Inc.(b)	4,550	336,655
Maravai LifeSciences Holdings, Inc., Class A(b)	15,424	256,038
McKesson Corp.	6,476	2,521,560
Medpace Holdings, Inc.(b)	2,248	499,011
Vertex Pharmaceuticals, Inc.(b)	8,236	2,569,632
Vir Biotechnology, Inc.(b)(c)	14,721	323,568

		14,088,389

Industrials-8.73%
Avis Budget Group, Inc.(b)(c)	1,917	453,294
Boise Cascade Co.	4,758	317,692
Builders FirstSource, Inc.(b)	5,169	318,720
Carlisle Cos., Inc.	6,705	1,601,154
Encore Wire Corp.(c)	2,362	324,988
Icahn Enterprises L.P.	40,122	2,188,254
Matson, Inc.(c)	4,133	304,106
PACCAR, Inc.	22,753	2,203,173
Veritiv Corp.(b)(c)	2,419	281,233
XPO Logistics, Inc.(b)(c)	6,277	324,772
ZIM Integrated Shipping Services Ltd. (Israel)	6,819	160,178

		8,477,564

Information Technology-25.53%
Automatic Data Processing, Inc.	14,471	3,497,641
Avnet, Inc.	16,244	652,846
Belden, Inc.	10,643	741,072
Broadcom, Inc.	6,986	3,284,258
Enphase Energy, Inc.(b)	12,969	3,981,483
HP, Inc.	110,801	3,060,324
Jabil, Inc.	11,638	747,741
KLA Corp.	10,215	3,232,537
NetScout Systems, Inc.(b)(c)	22,256	799,436
Paysafe Ltd.(b)	394,687	576,243
PC Connection, Inc.	14,154	752,144
Photronics, Inc.(b)	31,025	503,225
Pure Storage, Inc., Class A(b)(c)	24,338	751,071
Qualys, Inc.(b)	4,709	671,315
Sanmina Corp.(b)	14,349	804,261
Super Micro Computer, Inc.(b)(c)	10,675	742,873

		24,798,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Market ETF (PWC)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Materials-2.72%
Alpha Metallurgical Resources, Inc.	1,663	$280,798
Nucor Corp.	13,938	1,831,174
United States Steel Corp.	11,786	239,963
Warrior Met Coal, Inc.	7,874	292,440

		2,644,375

Utilities-2.72%
Consolidated Edison, Inc.	20,247	1,780,926
NRG Energy, Inc.	10,266	455,810
ONE Gas, Inc.	5,272	408,475

		2,645,211

Total Common Stocks & Other Equity Interests (Cost $95,251,398)		97,132,975

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $51,468)	51,468	51,468

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $95,302,866)		97,184,443

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.18%
Invesco Private Government Fund, 3.18%(d)(e)(f)	3,816,640	$3,816,640
Invesco Private Prime Fund, 3.28%(d)(e)(f)	8,980,641	8,980,641

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,797,388)		12,797,281

TOTAL INVESTMENTS IN SECURITIES-113.23% (Cost $108,100,254)		109,981,724
OTHER ASSETS LESS LIABILITIES-(13.23)%		(12,851,106)

NET ASSETS-100.00%		$97,130,618

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$111,719	$1,837,752	$(1,898,003)	$-	$-	$51,468	$862
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,120,222	18,717,557	(17,021,139)	-	-	3,816,640	30,528	*

Invesco Private Prime Fund	4,944,307	40,827,713	(36,791,266)	(132)	19	8,980,641	83,304	*

Total	$7,176,248	$61,383,022	$(55,710,408)	$(132)	$19	$12,848,749	$114,694

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Market ETF (PWC)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Information Technology	25.53

Health Care	14.50

Consumer Discretionary	13.11

Financials	12.53

Industrials	8.73

Communication Services	7.98

Consumer Staples	7.08

Energy	5.10

Sector Types Each Less Than 3%	5.44

Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco FTSE RAFI US 1000 ETF (PRF)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-7.36%
Activision Blizzard, Inc.	70,848	$5,157,734
Alphabet, Inc., Class A(b)	352,908	33,353,335
Alphabet, Inc., Class C(b)	330,152	31,252,188
Altice USA, Inc., Class A(b)	222,587	1,471,300
AMC Entertainment Holdings, Inc., Class A(b)(c)	47,907	319,061
AMC Networks, Inc., Class A(b)(c)	22,048	496,300
AT&T, Inc.	5,224,001	95,233,538
Cable One, Inc.(c)	477	409,948
Charter Communications, Inc., Class A(b)	26,448	9,722,814
Cinemark Holdings, Inc.(b)(c)	62,286	660,854
Comcast Corp., Class A	1,217,543	38,644,815
DISH Network Corp., Class A(b)(c)	121,605	1,813,130
Electronic Arts, Inc.	21,347	2,688,868
Fox Corp., Class A	78,790	2,274,667
Fox Corp., Class B	37,368	1,016,410
Frontier Communications Parent, Inc.(b)(c)	31,477	737,191
Gray Television, Inc.	44,984	636,524
IAC, Inc.(b)(c)	8,508	414,169
iHeartMedia, Inc., Class A(b)(c)	62,060	513,857
Interpublic Group of Cos., Inc. (The)	93,502	2,785,425
Liberty Broadband Corp., Class A(b)(c)	2,225	189,837
Liberty Broadband Corp., Class C(b)(c)	14,198	1,198,737
Liberty Global PLC, Class A (United Kingdom)(b)	108,553	1,830,204
Liberty Global PLC, Class C (United Kingdom)(b)	211,680	3,738,269
Liberty Latin America Ltd., Class A (Chile)(b)(c)	16,053	124,892
Liberty Latin America Ltd., Class C (Chile)(b)(c)	62,208	484,600
Liberty Media Corp.-Liberty Formula One, Class A(b)(c)	2,746	142,847
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	24,638	1,422,352
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	23,781	1,009,266
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	41,237	1,739,789
Lions Gate Entertainment Corp., Class A(b)(c)	21,731	175,152
Lions Gate Entertainment Corp., Class B(b)	43,975	333,770
Live Nation Entertainment, Inc.(b)	8,221	654,474
Lumen Technologies, Inc.(c)	1,183,352	8,709,471
Match Group, Inc.(b)	7,877	340,286
Meta Platforms, Inc., Class A(b)	243,549	22,689,025
Netflix, Inc.(b)	16,587	4,841,414
News Corp., Class A	80,278	1,354,290
News Corp., Class B(c)	24,751	423,985
Nexstar Media Group, Inc., Class A(c)	8,742	1,497,505
Omnicom Group, Inc.(c)	66,197	4,815,832
Paramount Global, Class B(c)	285,695	5,233,932
Spotify Technology S.A.(b)	7,539	607,493
Take-Two Interactive Software, Inc.(b)	9,582	1,135,275
TEGNA, Inc.(c)	61,633	1,286,897
Telephone & Data Systems, Inc.	75,745	1,287,665

	Shares	Value
Communication Services-(continued)
T-Mobile US, Inc.(b)	123,823	$18,766,614
Verizon Communications, Inc.	1,683,393	62,908,396
Walt Disney Co. (The)(b)	253,711	27,030,370
Warner Bros Discovery, Inc.(b)(c)	1,411,101	18,344,313

		423,919,080

Consumer Discretionary-8.35%
Abercrombie & Fitch Co., Class A(b)(c)	21,664	380,853
Academy Sports & Outdoors, Inc.(c)	33,575	1,478,307
Adient PLC(b)(c)	47,970	1,677,991
Advance Auto Parts, Inc.	10,921	2,074,116
Amazon.com, Inc.(b)	462,139	47,341,519
American Axle & Manufacturing Holdings, Inc.(b)(c)	102,259	990,890
American Eagle Outfitters, Inc.(c)	47,894	544,076
Aptiv PLC(b)	34,480	3,140,094
Aramark(c)	77,972	2,845,978
Asbury Automotive Group, Inc.(b)(c)	8,235	1,299,071
Autoliv, Inc. (Sweden)	23,926	1,922,454
AutoNation, Inc.(b)(c)	27,310	2,903,326
AutoZone, Inc.(b)	2,143	5,427,962
Bath & Body Works, Inc.	70,079	2,339,237
Bed Bath & Beyond, Inc.(b)(c)	137,229	627,137
Best Buy Co., Inc.	94,832	6,487,457
Big Lots, Inc.(c)	35,699	673,640
Bloomin’ Brands, Inc.(c)	30,923	742,461
Booking Holdings, Inc.(b)	2,518	4,707,351
BorgWarner, Inc.(c)	81,743	3,067,815
Bright Horizons Family Solutions, Inc.(b)(c)	6,062	395,970
Brinker International, Inc.(b)(c)	19,408	648,033
Brunswick Corp.(c)	14,056	993,337
Burlington Stores, Inc.(b)(c)	7,107	1,016,017
Caesars Entertainment, Inc.(b)	18,979	829,952
Capri Holdings Ltd.(b)	25,099	1,146,522
CarMax, Inc.(b)(c)	45,839	2,888,315
Carnival Corp.(b)(c)	360,233	3,263,711
Carter’s, Inc.(c)	11,747	797,269
Chipotle Mexican Grill, Inc.(b)(c)	1,044	1,564,256
Cracker Barrel Old Country Store, Inc.(c)	9,494	1,084,405
D.R. Horton, Inc.	62,536	4,807,768
Dana, Inc.	77,022	1,229,271
Darden Restaurants, Inc.	21,233	3,039,292
Deckers Outdoor Corp.(b)(c)	3,118	1,091,082
Dick’s Sporting Goods, Inc.(c)	15,195	1,728,583
Dollar General Corp.	35,659	9,094,828
Dollar Tree, Inc.(b)	45,910	7,276,735
Domino’s Pizza, Inc.	2,730	907,015
eBay, Inc.	78,195	3,115,289
Expedia Group, Inc.(b)	12,233	1,143,418
Foot Locker, Inc.(c)	48,515	1,537,925
Ford Motor Co.(c)	2,085,148	27,878,429
GameStop Corp., Class A(b)(c)	34,902	988,076
Gap, Inc. (The)(c)	154,071	1,736,380
Garmin Ltd.	22,552	1,985,478
General Motors Co.	840,482	32,988,918
Gentex Corp.	41,748	1,105,904
Genuine Parts Co.	35,635	6,338,041
G-III Apparel Group Ltd.(b)(c)	27,055	527,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Goodyear Tire & Rubber Co. (The)(b)(c)	224,845	$2,855,531
Graham Holdings Co., Class B	1,555	970,118
Group 1 Automotive, Inc.(c)	10,129	1,752,317
H&R Block, Inc.(c)	65,051	2,676,849
Hanesbrands, Inc.(c)	139,979	954,657
Harley-Davidson, Inc.(c)	53,473	2,299,339
Hasbro, Inc.	25,266	1,648,606
Hilton Worldwide Holdings, Inc.	14,591	1,973,579
Home Depot, Inc. (The)	124,178	36,772,831
International Game Technology PLC(c)	29,912	599,736
KB Home	27,197	783,818
Kohl’s Corp.(c)	93,429	2,798,199
Las Vegas Sands Corp.(b)	101,722	3,866,453
LCI Industries(c)	6,180	655,760
Lear Corp.(c)	26,299	3,647,934
Leggett & Platt, Inc.(c)	47,293	1,596,139
Lennar Corp., Class A(c)	62,950	5,080,065
Lennar Corp., Class B(c)	3,422	223,183
Light & Wonder, Inc.(b)(c)	21,647	1,215,263
Lithia Motors, Inc., Class A(c)	6,561	1,300,062
LKQ Corp.	71,749	3,992,114
Lowe’s Cos., Inc.	88,462	17,245,667
lululemon athletica, inc.(b)	5,048	1,660,994
M.D.C. Holdings, Inc.	20,161	614,104
M/I Homes, Inc.(b)(c)	15,379	638,075
Macy’s, Inc.	210,892	4,397,098
Marriott International, Inc., Class A	23,805	3,811,419
Marriott Vacations Worldwide Corp.(c)	6,092	900,154
Mattel, Inc.(b)(c)	58,357	1,106,449
McDonald’s Corp.	85,916	23,425,857
Meritage Homes Corp.(b)	13,926	1,060,604
MGM Resorts International	88,979	3,164,983
Mohawk Industries, Inc.(b)	24,853	2,354,822
Murphy USA, Inc.	11,609	3,651,147
Newell Brands, Inc.	109,686	1,514,764
NIKE,Inc.,Class B	82,139	7,612,642
Nordstrom, Inc.(c)	104,426	2,124,025
Norwegian Cruise Line Holdings Ltd.(b)(c)	95,367	1,610,749
NVR, Inc.(b)	483	2,046,833
ODP Corp. (The)(b)(c)	33,203	1,313,843
O’Reilly Automotive, Inc.(b)	5,206	4,358,307
PENN Entertainment, Inc.(b)(c)	35,178	1,164,392
Penske Automotive Group, Inc.	15,182	1,694,615
Polaris, Inc.(c)	13,570	1,378,712
Pool Corp.	2,122	645,576
PulteGroup, Inc.	70,268	2,810,017
PVH Corp.(c)	21,940	1,125,961
Qurate Retail, Inc., Class A(c)	368,883	863,186
Ralph Lauren Corp.(c)	10,247	949,794
Ross Stores, Inc.	47,795	4,573,504
Royal Caribbean Cruises Ltd.(b)(c)	49,391	2,636,492
Sally Beauty Holdings, Inc.(b)(c)	59,343	754,249
Service Corp. International(c)	27,388	1,659,987
Signet Jewelers Ltd.(c)	16,649	1,086,181
Six Flags Entertainment Corp.(b)(c)	22,594	503,846
Skechers U.S.A., Inc., Class A(b)(c)	28,333	975,505
Sonic Automotive, Inc., Class A(c)	14,996	701,063
Starbucks Corp.	129,217	11,188,900
Tapestry, Inc.(c)	68,144	2,158,802
Target Corp.	103,581	17,013,179

	Shares	Value
Consumer Discretionary-(continued)
Taylor Morrison Home Corp., Class A(b)(c)	57,895	$1,524,954
Tempur Sealy International, Inc.	25,987	698,790
Tesla, Inc.(b)	24,828	5,649,363
Texas Roadhouse, Inc.	8,742	865,021
Thor Industries, Inc.(c)	19,120	1,557,706
TJX Cos., Inc. (The)	161,414	11,637,949
Toll Brothers, Inc.(c)	34,903	1,503,621
TopBuild Corp.(b)	3,768	641,087
Tractor Supply Co.	11,328	2,489,555
Travel + Leisure Co.	19,205	729,406
Tri Pointe Homes, Inc.(b)(c)	54,883	919,290
Tupperware Brands Corp.(b)(c)	43,583	336,897
Ulta Beauty, Inc.(b)	5,731	2,403,409
Under Armour, Inc., Class A(b)(c)	32,694	243,570
Under Armour, Inc., Class C(b)(c)	34,341	225,277
Urban Outfitters, Inc.(b)(c)	30,939	738,205
Vail Resorts, Inc.(c)	5,310	1,163,580
VF Corp.	69,616	1,966,652
Victoria’s Secret & Co.(b)(c)	20,699	778,282
Visteon Corp.(b)	13,387	1,746,602
Wayfair, Inc., Class A(b)(c)	6,717	254,709
Whirlpool Corp.(c)	25,184	3,481,436
Williams-Sonoma, Inc.	13,636	1,688,546
Wynn Resorts Ltd.(b)(c)	20,834	1,331,293
Yum China Holdings, Inc. (China)(c)	58,063	2,400,905
Yum! Brands, Inc.	31,951	3,778,206

		480,732,887

Consumer Staples-8.53%
Albertsons Cos., Inc., Class A	140,771	2,887,213
Altria Group, Inc.	565,073	26,145,928
Archer-Daniels-Midland Co.	191,440	18,565,851
B&G Foods, Inc.(c)	29,850	488,943
BJ’s Wholesale Club Holdings, Inc.(b)	38,914	3,011,944
Brown-Forman Corp., Class B	17,645	1,199,860
Bunge Ltd.	73,068	7,211,812
Campbell Soup Co.	53,746	2,843,701
Casey’s General Stores, Inc.	9,961	2,318,024
Church & Dwight Co., Inc.	23,433	1,737,088
Clorox Co. (The)	22,294	3,255,816
Coca-Cola Co. (The)	540,508	32,349,404
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	75,145	3,535,572
Colgate-Palmolive Co.	123,096	9,089,409
Conagra Brands, Inc.	131,216	4,815,627
Constellation Brands, Inc., Class A	24,889	6,149,574
Costco Wholesale Corp.	56,346	28,257,519
Coty,Inc.,Class A(b)(c)	94,581	634,638
Darling Ingredients, Inc.(b)(c)	24,046	1,887,130
Edgewell Personal Care Co.(c)	21,231	832,043
Energizer Holdings, Inc.(c)	21,597	623,937
Estee Lauder Cos., Inc. (The), Class A	11,343	2,274,158
Flowers Foods, Inc.	44,990	1,291,663
General Mills, Inc.	143,715	11,724,270
Hain Celestial Group, Inc. (The)(b)(c)	20,286	379,551
Herbalife Nutrition Ltd.(b)(c)	29,106	618,794
Hershey Co. (The)	15,766	3,764,448
Hormel Foods Corp.	48,342	2,245,486
Ingredion, Inc.	26,222	2,336,905
JM Smucker Co. (The)	30,992	4,669,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Kellogg Co.	67,718	$5,202,097
Keurig Dr Pepper, Inc.	133,186	5,172,944
Kimberly-Clark Corp.	73,459	9,142,707
Kraft Heinz Co. (The)	309,250	11,896,847
Kroger Co. (The)	460,518	21,777,896
Lamb Weston Holdings, Inc.	20,212	1,742,679
McCormick & Co., Inc.	26,524	2,085,847
Molson Coors Beverage Co., Class B	91,098	4,594,072
Mondelez International, Inc., Class A	225,931	13,890,238
Monster Beverage Corp.(b)	24,739	2,318,539
Nomad Foods Ltd. (United Kingdom)(b)(c)	36,835	567,259
Nu Skin Enterprises, Inc., Class A	16,958	647,626
PepsiCo, Inc.	214,107	38,877,549
Performance Food Group Co.(b)(c)	66,619	3,466,853
Philip Morris International, Inc.	324,905	29,842,524
Post Holdings, Inc.(b)	19,767	1,787,332
Procter & Gamble Co. (The)	322,027	43,367,376
Rite Aid Corp.(b)(c)	228,199	1,191,199
Spectrum Brands Holdings, Inc.(c)	10,693	493,375
Sprouts Farmers Market, Inc.(b)(c)	44,816	1,322,072
Sysco Corp.	134,677	11,657,641
TreeHouse Foods, Inc.(b)(c)	30,509	1,532,772
Tyson Foods, Inc., Class A	96,733	6,611,701
United Natural Foods, Inc.(b)(c)	46,404	1,967,994
US Foods Holding Corp.(b)	133,875	3,984,120
Walgreens Boots Alliance, Inc.	497,744	18,167,656
Walmart, Inc.	429,079	61,070,814

		491,525,292

Energy-9.90%
Antero Resources Corp.(b)	86,260	3,162,292
APA Corp.	80,000	3,636,800
Baker Hughes Co., Class A	288,682	7,984,944
Cheniere Energy, Inc.	25,031	4,415,719
Chesapeake Energy Corp.(c)	17,398	1,779,293
Chevron Corp.	599,245	108,403,420
CNX Resources Corp.(b)(c)	68,558	1,152,460
ConocoPhillips	208,126	26,242,607
Coterra Energy, Inc.	60,773	1,891,863
Delek US Holdings, Inc.(c)	71,928	2,133,384
Devon Energy Corp.	49,275	3,811,421
Diamondback Energy, Inc.	14,761	2,319,101
DT Midstream, Inc.(c)	22,588	1,348,504
EOG Resources, Inc.	87,786	11,984,545
EQT Corp.	66,817	2,795,623
Equitrans Midstream Corp.(c)	219,624	1,849,234
Exxon Mobil Corp.	1,524,543	168,934,610
Halliburton Co.	157,934	5,751,956
Helmerich & Payne, Inc.	57,580	2,850,786
Hess Corp.	26,622	3,755,832
HF Sinclair Corp.	101,750	6,224,048
Kinder Morgan, Inc.	843,200	15,278,784
Marathon Oil Corp.	185,224	5,640,071
Marathon Petroleum Corp.	247,325	28,101,067
Murphy Oil Corp.	54,632	2,650,198
Nabors Industries Ltd.(b)(c)	6,344	1,104,046
NOV, Inc.(c)	112,581	2,521,814
Occidental Petroleum Corp.	293,106	21,279,496
ONEOK, Inc.	120,848	7,168,703
Ovintiv, Inc.	43,229	2,189,549

	Shares	Value
Energy-(continued)
PBF Energy, Inc., Class A(b)	151,559	$6,706,486
PDC Energy, Inc.	17,526	1,264,326
Peabody Energy Corp.(b)(c)	50,669	1,210,989
Phillips 66	233,331	24,334,090
Pioneer Natural Resources Co.	16,238	4,163,586
Schlumberger Ltd.(c)	343,251	17,859,350
SM Energy Co.	22,232	999,995
Targa Resources Corp.	62,071	4,243,794
TechnipFMC PLC (United Kingdom)(b)(c)	299,813	3,175,020
Transocean Ltd.(b)(c)	798,450	2,938,296
Valaris Ltd.(b)(c)	27,257	1,824,311
Valero Energy Corp.	249,493	31,323,846
Williams Cos., Inc. (The)	335,655	10,985,988
World Fuel Services Corp.	34,858	888,530

		570,280,777

Financials-18.81%
Affiliated Managers Group, Inc.	9,814	1,218,506
Aflac, Inc.	204,533	13,317,144
AGNC Investment Corp.	248,587	2,043,385
Allstate Corp. (The)	116,117	14,659,771
Ally Financial, Inc.	144,553	3,983,881
American Equity Investment Life Holding Co.	46,033	1,983,102
American Express Co.	86,867	12,895,406
American Financial Group, Inc.	21,889	3,176,313
American International Group, Inc.	380,623	21,695,511
Ameriprise Financial, Inc.	18,923	5,849,478
Annaly Capital Management, Inc.(c)	131,579	2,440,790
Aon PLC, Class A	16,661	4,689,905
Apollo Commercial Real Estate Finance, Inc.(c)	63,129	710,833
Arch Capital Group Ltd.(b)(c)	95,846	5,511,145
Arthur J. Gallagher & Co.	22,695	4,245,781
Associated Banc-Corp	53,217	1,295,834
Assurant, Inc.	16,523	2,244,815
Assured Guaranty Ltd.	30,362	1,797,127
Atlantic Union Bankshares Corp.(c)	19,536	674,773
AXIS Capital Holdings Ltd.	29,518	1,613,749
Bank of America Corp.	1,720,220	61,996,729
Bank of Hawaii Corp.(c)	9,435	716,588
Bank of New York Mellon Corp. (The)	260,454	10,967,718
Bank OZK(c)	29,716	1,277,194
BankUnited, Inc.(c)	28,235	1,015,048
Berkshire Hathaway, Inc., Class B(b)	466,072	137,533,186
BlackRock, Inc.	21,548	13,918,069
Blackstone Mortgage Trust, Inc., Class A(c)	44,971	1,122,476
Blackstone, Inc., Class A	40,680	3,707,575
BOK Financial Corp.(c)	8,078	890,115
Bread Financial Holdings, Inc.	28,078	1,013,897
Brighthouse Financial, Inc.(b)	52,421	2,991,666
Brown & Brown, Inc.	19,457	1,143,877
Cadence Bank(c)	27,558	761,979
Cannae Holdings, Inc.(b)(c)	30,813	713,629
Capital One Financial Corp.	162,483	17,226,448
Carlyle Group, Inc. (The)	18,808	531,890
Cathay General Bancorp	18,548	845,789
Cboe Global Markets, Inc.	11,761	1,464,244
Charles Schwab Corp. (The)	133,689	10,651,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Chimera Investment Corp.(c)	148,232	$1,000,566
Chubb Ltd.	101,999	21,918,565
Cincinnati Financial Corp.	33,107	3,420,615
Citigroup, Inc.	1,128,390	51,747,965
Citizens Financial Group, Inc.	157,417	6,438,355
CME Group, Inc., Class A	43,383	7,518,274
CNO Financial Group, Inc.	70,759	1,560,944
Columbia Banking System, Inc.(c)	23,173	775,600
Comerica, Inc.	36,342	2,562,111
Commerce Bancshares, Inc.(c)	17,903	1,268,249
Community Bank System, Inc.(c)	10,547	658,449
Credicorp Ltd. (Peru)(c)	21,484	3,144,398
Cullen/Frost Bankers, Inc.(c)	10,929	1,694,541
Discover Financial Services	72,319	7,554,443
East West Bancorp, Inc.	22,856	1,635,804
Enstar Group Ltd.(b)	3,755	752,953
Equitable Holdings, Inc.	130,426	3,993,644
Essent Group Ltd.	20,749	821,245
Evercore, Inc., Class A(c)	7,911	831,446
Everest Re Group Ltd.	11,338	3,658,319
F.N.B. Corp.(c)	120,731	1,744,563
FactSet Research Systems, Inc.	2,376	1,010,964
Federated Hermes, Inc., Class B	30,322	1,053,690
Fidelity National Financial, Inc.	83,076	3,271,533
Fifth Third Bancorp	172,309	6,149,708
First American Financial Corp.(c)	36,916	1,860,566
First Citizens BancShares, Inc., Class A(c)	1,321	1,086,021
First Hawaiian, Inc.(c)	40,893	1,046,043
First Horizon Corp.	130,155	3,190,099
First Republic Bank	18,557	2,228,696
Flagstar Bancorp, Inc.	16,557	640,756
Franklin Resources, Inc.	120,520	2,826,194
Fulton Financial Corp.	50,873	927,415
Genworth Financial, Inc., Class A(b)(c)	238,083	1,111,848
Glacier Bancorp, Inc.(c)	17,577	1,006,811
Globe Life, Inc.	28,488	3,290,934
Goldman Sachs Group, Inc. (The)	91,308	31,456,519
Hancock Whitney Corp.	22,794	1,273,501
Hanover Insurance Group, Inc. (The)	11,241	1,646,694
Hartford Financial Services Group, Inc. (The)	127,039	9,198,894
Home BancShares, Inc.(c)	37,345	951,924
Hope Bancorp, Inc.	42,686	579,249
Huntington Bancshares, Inc.	331,341	5,029,756
Intercontinental Exchange, Inc.	56,750	5,423,597
Invesco Ltd.(d)	168,259	2,577,728
Jackson Financial, Inc., Class A(c)	48,493	1,860,191
Janus Henderson Group PLC	59,702	1,359,415
Jefferies Financial Group, Inc.	78,336	2,695,542
JPMorgan Chase & Co.	785,142	98,833,675
Kemper Corp.(c)	31,159	1,485,350
KeyCorp	261,408	4,671,361
KKR & Co., Inc., Class A(c)	63,637	3,094,667
Lazard Ltd., Class A	48,143	1,815,473
Lincoln National Corp.	100,668	5,422,985
Loews Corp.	56,439	3,218,152
LPL Financial Holdings, Inc.	8,805	2,250,998
M&T Bank Corp.	50,639	8,526,088
Markel Corp.(b)	3,642	4,392,616
Marsh & McLennan Cos., Inc.	53,753	8,680,572

	Shares	Value
Financials-(continued)
MetLife, Inc.	347,695	$25,454,751
MFA Financial, Inc.	58,130	578,975
MGIC Investment Corp.	80,815	1,103,125
Moody’s Corp.	8,603	2,278,677
Morgan Stanley	275,164	22,610,226
MSCI, Inc.	2,413	1,131,359
Nasdaq, Inc.	36,324	2,260,806
Navient Corp.	119,435	1,808,246
New York Community Bancorp, Inc.(c)	228,517	2,127,493
Northern Trust Corp.	45,918	3,873,183
Old National Bancorp	54,183	1,059,819
Old Republic International Corp.	118,258	2,744,768
OneMain Holdings, Inc.(c)	48,166	1,857,281
PacWest Bancorp	36,827	915,519
PennyMac Mortgage Investment Trust(c)	57,186	793,170
Pinnacle Financial Partners, Inc.	12,239	1,015,715
PNC Financial Services Group, Inc. (The)	102,362	16,565,242
Popular, Inc.	23,037	1,629,177
Primerica, Inc.(c)	8,214	1,188,566
Principal Financial Group, Inc.	104,725	9,229,414
Progressive Corp. (The)	126,567	16,251,203
Prosperity Bancshares, Inc.	22,185	1,587,780
Prudential Financial, Inc.	165,847	17,445,446
Radian Group, Inc.	55,987	1,168,449
Raymond James Financial, Inc.	27,259	3,220,378
Regions Financial Corp.	280,497	6,156,909
Reinsurance Group of America, Inc.	36,427	5,360,962
RenaissanceRe Holdings Ltd. (Bermuda)(c)	12,458	1,927,003
Rithm Capital Corp.	275,738	2,324,471
S&P Global, Inc.	19,361	6,219,721
SEI Investments Co.	14,551	790,119
Selective Insurance Group, Inc.(c)	13,477	1,321,824
Signature Bank	5,330	844,965
Simmons First National Corp., Class A(c)	31,045	741,044
SLM Corp.	62,576	1,038,136
South State Corp.(c)	14,074	1,272,712
Starwood Property Trust, Inc.(c)	100,722	2,080,917
State Street Corp.	98,380	7,280,120
Stifel Financial Corp.	17,516	1,083,715
SVB Financial Group(b)	5,014	1,158,033
Synchrony Financial	259,699	9,234,896
Synovus Financial Corp.	34,449	1,372,793
T. Rowe Price Group, Inc.(c)	39,736	4,218,374
Texas Capital Bancshares, Inc.(b)(c)	16,481	988,860
Travelers Cos., Inc. (The)	97,898	18,058,265
Truist Financial Corp.	316,605	14,180,738
Two Harbors Investment Corp.(c)	151,685	539,999
U.S. Bancorp	390,563	16,579,399
UMB Financial Corp.(c)	8,919	742,239
Umpqua Holdings Corp.	56,746	1,128,110
United Bankshares, Inc.(c)	37,781	1,600,025
Unum Group	161,052	7,342,361
Valley National Bancorp(c)	107,838	1,280,037
Voya Financial, Inc.(c)	44,309	3,028,963
W.R. Berkley Corp.	43,248	3,216,786
Washington Federal, Inc.	21,549	833,946
Webster Financial Corp.	22,160	1,202,402
Wells Fargo & Co.	1,517,728	69,800,311
WesBanco, Inc.	20,857	843,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Western Alliance Bancorporation	10,879	$730,742
White Mountains Insurance Group Ltd.	751	1,063,529
Willis Towers Watson PLC	21,173	4,620,160
Wintrust Financial Corp.	12,547	1,174,650
Zions Bancorporation N.A	38,224	1,985,355

		1,083,649,459

Health Care-14.01%
Abbott Laboratories	170,469	16,866,203
AbbVie, Inc.	241,644	35,376,682
Acadia Healthcare Co., Inc.(b)	21,723	1,766,080
Agilent Technologies, Inc.	20,023	2,770,182
Align Technology, Inc.(b)	2,797	543,457
AmerisourceBergen Corp.	76,093	11,963,341
Amgen, Inc.	111,351	30,103,743
Avantor, Inc.(b)	43,099	869,307
Baxter International, Inc.	65,376	3,553,186
Becton, Dickinson and Co.	36,343	8,575,858
Biogen, Inc.(b)	47,102	13,350,591
BioMarin Pharmaceutical, Inc.(b)	11,892	1,030,204
Bio-Rad Laboratories, Inc., Class A(b)	3,087	1,085,729
Boston Scientific Corp.(b)	144,340	6,222,497
Bristol-Myers Squibb Co.	332,194	25,735,069
Brookdale Senior Living, Inc.(b)(c)	162,399	725,924
Cardinal Health, Inc.	267,672	20,316,305
Catalent, Inc.(b)	14,453	949,996
Centene Corp.(b)	213,375	18,164,614
Charles River Laboratories International, Inc.(b)	4,087	867,466
Cigna Corp.	97,528	31,507,396
Community Health Systems, Inc.(b)(c)	130,182	373,622
Cooper Cos., Inc. (The)(c)	3,355	917,223
CVS Health Corp.	512,782	48,560,455
Danaher Corp.	40,136	10,101,027
DaVita, Inc.(b)	24,023	1,753,919
DENTSPLY SIRONA, Inc.	25,906	798,423
Edwards Lifesciences Corp.(b)(c)	22,724	1,645,899
Elanco Animal Health, Inc.(b)	84,700	1,117,193
Elevance Health, Inc.	53,931	29,487,853
Eli Lilly and Co.	57,990	20,997,599
Embecta Corp.(c)	7,268	224,727
Encompass Health Corp.	24,743	1,347,009
Enhabit, Inc.(b)(c)	12,369	153,623
Enovis Corp.(b)(c)	9,156	452,764
Envista Holdings Corp.(b)(c)	31,382	1,035,920
Gilead Sciences, Inc.	391,489	30,716,227
HCA Healthcare, Inc.	40,896	8,893,653
Henry Schein, Inc.(b)	31,893	2,183,395
Hologic, Inc.(b)	27,167	1,841,923
Horizon Therapeutics PLC(b)	12,761	795,265
Humana, Inc.	30,358	16,942,193
ICON PLC(b)	4,787	947,060
IDEXX Laboratories, Inc.(b)	2,145	771,514
Illumina, Inc.(b)(c)	6,645	1,520,509
Incyte Corp.(b)	10,677	793,728
Intuitive Surgical, Inc.(b)	12,774	3,148,408
IQVIA Holdings, Inc.(b)	18,461	3,870,718
Jazz Pharmaceuticals PLC(b)	11,967	1,720,735
Johnson & Johnson	428,629	74,568,587
Laboratory Corp. of America Holdings	20,824	4,620,013

	Shares	Value
Health Care-(continued)
McKesson Corp.	73,671	$28,685,277
Medtronic PLC	261,159	22,809,627
Merck & Co., Inc.	460,582	46,610,898
Mettler-Toledo International, Inc.(b)(c)	860	1,087,840
Molina Healthcare, Inc.(b)	12,299	4,413,619
Organon & Co.	140,628	3,681,641
Owens & Minor, Inc.(c)	35,251	599,267
Patterson Cos., Inc.	36,323	943,308
Pediatrix Medical Group, Inc.(b)(c)	31,209	605,455
PerkinElmer, Inc.	7,755	1,035,913
Perrigo Co. PLC(c)	51,975	2,093,553
Pfizer, Inc.	1,108,426	51,597,230
Premier, Inc., Class A	27,831	970,745
Quest Diagnostics, Inc.	30,146	4,330,473
Regeneron Pharmaceuticals, Inc.(b)	8,545	6,398,069
ResMed, Inc.	7,665	1,714,584
Royalty Pharma PLC, Class A	29,111	1,231,977
Select Medical Holdings Corp.(c)	53,292	1,368,539
STERIS PLC	6,616	1,141,789
Stryker Corp.(c)	30,023	6,882,472
Syneos Health, Inc.(b)	18,611	937,622
Teladoc Health, Inc.(b)(c)	45,359	1,344,441
Teleflex, Inc.	4,244	910,593
Tenet Healthcare Corp.(b)	60,287	2,674,331
Thermo Fisher Scientific, Inc.	24,683	12,686,321
United Therapeutics Corp.(b)	7,523	1,734,277
UnitedHealth Group, Inc.	130,403	72,393,225
Universal Health Services, Inc., Class B	22,810	2,642,995
Vertex Pharmaceuticals, Inc.(b)	13,915	4,341,480
Viatris, Inc.	586,318	5,939,401
Waters Corp.(b)	3,489	1,043,804
West Pharmaceutical Services, Inc.	2,493	573,639
Zimmer Biomet Holdings, Inc.	36,574	4,145,663
Zoetis, Inc.	19,273	2,905,983

		807,121,065

Industrials-9.87%
3M Co.	153,023	19,248,763
A.O. Smith Corp.	16,540	906,061
ABM Industries, Inc.(c)	27,367	1,218,105
Acuity Brands, Inc.(c)	6,406	1,175,949
AECOM	50,198	3,778,905
AerCap Holdings N.V. (Ireland)(b)	37,917	2,025,147
AGCO Corp.	13,513	1,677,909
Air Lease Corp.	37,480	1,322,669
Allegion PLC	9,647	1,010,716
Allison Transmission Holdings, Inc.	30,968	1,308,398
AMERCO(c)	1,769	1,017,511
American Airlines Group, Inc.(b)(c)	100,019	1,418,269
AMETEK, Inc.	20,354	2,639,100
Applied Industrial Technologies, Inc.	7,892	981,607
ASGN, Inc.(b)(c)	10,185	863,484
Atlas Air Worldwide Holdings, Inc.(b)(c)	14,983	1,515,381
Avis Budget Group, Inc.(b)(c)	16,959	4,010,125
Beacon Roofing Supply, Inc.(b)	21,946	1,236,657
Boeing Co. (The)(b)	105,423	15,023,832
Boise Cascade Co.(c)	11,755	784,881
Booz Allen Hamilton Holding Corp.	25,096	2,731,700
Brink’s Co. (The)	11,139	664,219
Builders FirstSource, Inc.(b)(c)	24,820	1,530,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
BWX Technologies, Inc.	17,094	$974,016
C.H. Robinson Worldwide, Inc.(c)	38,487	3,760,950
CACI International, Inc., Class A(b)	6,361	1,933,935
Carlisle Cos., Inc.	7,167	1,711,480
Carrier Global Corp.	139,521	5,547,355
Caterpillar, Inc.	106,615	23,077,883
Cintas Corp.	7,289	3,116,412
Clarivate PLC(b)(c)	85,056	878,628
Clean Harbors, Inc.(b)	11,503	1,408,657
Copart, Inc.(b)	9,988	1,148,820
CoStar Group, Inc.(b)	23,183	1,917,698
Crane Holdings Co.	9,826	985,941
CSX Corp.	279,019	8,108,292
Cummins, Inc.(c)	38,402	9,389,673
Curtiss-Wright Corp.	6,848	1,149,300
Deere & Co.	32,372	12,813,485
Delta Air Lines, Inc.(b)	59,968	2,034,714
Donaldson Co., Inc.	19,878	1,141,991
Dover Corp.	18,019	2,354,903
Dycom Industries, Inc.(b)	10,001	1,181,918
Eaton Corp. PLC	71,516	10,732,406
EMCOR Group, Inc.	13,879	1,958,327
Emerson Electric Co.	104,589	9,057,407
EnerSys(c)	11,798	782,089
Equifax, Inc.(c)	9,728	1,649,285
Esab Corp.	9,155	341,482
Expeditors International of Washington, Inc.	22,750	2,226,088
Fastenal Co.	67,234	3,249,419
FedEx Corp.	79,375	12,722,225
Flowserve Corp.(c)	40,968	1,174,962
Fluor Corp.(b)(c)	121,726	3,683,429
Fortive Corp.	37,734	2,411,203
Fortune Brands Home & Security, Inc.	22,729	1,371,013
FTI Consulting, Inc.(b)(c)	5,789	900,942
GATX Corp.(c)	10,596	1,109,507
Generac Holdings, Inc.(b)	3,229	374,273
General Dynamics Corp.	56,420	14,093,716
General Electric Co.	363,236	28,263,393
GEO Group, Inc. (The)(b)(c)	176,264	1,491,193
GMS, Inc.(b)(c)	15,125	713,900
Graco, Inc.	13,576	944,618
Greenbrier Cos., Inc. (The)	18,643	658,284
GXO Logistics, Inc.(b)(c)	19,465	711,251
HEICO Corp.(c)	2,069	336,502
HEICO Corp., Class A	3,753	477,757
Herc Holdings, Inc.(c)	5,318	625,450
Hexcel Corp.	16,080	895,656
Honeywell International, Inc.	109,225	22,284,085
Howmet Aerospace, Inc.	66,098	2,349,784
Hub Group, Inc., Class A(b)(c)	11,324	878,742
Hubbell, Inc.	10,271	2,439,157
Huntington Ingalls Industries, Inc.	12,652	3,252,450
IDEX Corp.	7,913	1,759,139
Illinois Tool Works, Inc.	39,688	8,474,579
Ingersoll Rand, Inc.(c)	47,326	2,389,963
ITT, Inc.	12,420	948,764
J.B. Hunt Transport Services, Inc.	10,726	1,834,897
Jacobs Solutions, Inc.	22,451	2,586,804
JELD-WEN Holding, Inc.(b)	47,125	499,996

	Shares	Value
Industrials-(continued)
Johnson Controls International PLC	145,906	$8,439,203
KAR Auction Services, Inc.(b)(c)	66,649	968,410
KBR, Inc.(c)	27,123	1,349,912
Kennametal, Inc.(c)	24,058	642,589
Kirby Corp.(b)	18,049	1,258,918
Knight-Swift Transportation Holdings, Inc.(c)	34,231	1,644,115
L3Harris Technologies, Inc.	30,494	7,515,856
Landstar System, Inc.	6,574	1,026,990
Leidos Holdings, Inc.	43,100	4,378,529
Lennox International, Inc.(c)	4,185	977,490
Lincoln Electric Holdings, Inc.(c)	8,146	1,156,732
Lockheed Martin Corp.(c)	50,327	24,493,144
ManpowerGroup, Inc.	30,596	2,396,891
Masco Corp.	37,502	1,735,218
MasTec, Inc.(b)(c)	16,142	1,244,225
MDU Resources Group, Inc.	72,794	2,073,173
Middleby Corp. (The)(b)(c)	6,951	972,167
MSC Industrial Direct Co., Inc., Class A	15,331	1,272,166
Mueller Industries, Inc.(c)	15,514	971,797
Nordson Corp.	4,803	1,080,675
Norfolk Southern Corp.	35,211	8,030,573
Northrop Grumman Corp.	26,577	14,591,039
nVent Electric PLC	34,863	1,272,500
Old Dominion Freight Line, Inc.	5,315	1,459,499
Oshkosh Corp.	17,554	1,544,752
Otis Worldwide Corp.	49,442	3,492,583
Owens Corning	23,974	2,052,414
PACCAR, Inc.	89,828	8,698,045
Parker-Hannifin Corp.	17,413	5,060,566
Pentair PLC	27,085	1,163,301
Pitney Bowes, Inc.(c)	208,887	649,639
Quanta Services, Inc.(c)	23,112	3,282,829
Raytheon Technologies Corp.	260,870	24,735,693
Regal Rexnord Corp.	8,017	1,014,471
Republic Services, Inc.	33,605	4,456,695
Resideo Technologies, Inc.(b)(c)	53,475	1,263,080
Robert Half International, Inc.(c)	13,788	1,054,230
Rockwell Automation, Inc.	12,461	3,181,293
Rush Enterprises, Inc., Class A	15,294	763,018
Ryder System, Inc.(c)	36,980	2,977,260
Science Applications International Corp.	16,321	1,768,217
Sensata Technologies Holding PLC	30,415	1,222,987
Snap-on, Inc.	10,919	2,424,564
Southwest Airlines Co.(b)	35,964	1,307,291
Spirit AeroSystems Holdings, Inc., Class A(c)	27,732	642,273
Stanley Black & Decker, Inc.(c)	34,626	2,717,795
Stericycle, Inc.(b)(c)	21,124	941,708
Sunrun, Inc.(b)(c)	57,509	1,294,528
Terex Corp.	20,326	824,016
Textron, Inc.	49,907	3,415,635
Timken Co. (The)	16,653	1,187,192
Toro Co. (The)(c)	11,098	1,170,062
Trane Technologies PLC	30,560	4,878,293
TransDigm Group, Inc.	8,835	5,086,840
TransUnion	13,315	789,180
Trinity Industries, Inc.(c)	29,254	834,617
Triton International Ltd. (Bermuda)(c)	20,753	1,259,500
Uber Technologies, Inc.(b)(c)	90,417	2,402,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
UFP Industries, Inc.	11,352	$808,603
Union Pacific Corp.	80,541	15,877,853
United Airlines Holdings, Inc.(b)	54,218	2,335,711
United Parcel Service, Inc., Class B	104,752	17,574,243
United Rentals, Inc.(b)	16,893	5,333,289
Univar Solutions, Inc.(b)	70,480	1,795,830
Valmont Industries, Inc.	3,750	1,197,075
Verisk Analytics, Inc.	8,604	1,573,069
Veritiv Corp.(b)(c)	7,697	894,853
W.W. Grainger, Inc.	6,776	3,959,556
Wabtec Corp.	28,169	2,627,604
Waste Management, Inc.	59,630	9,443,603
Watsco, Inc.(c)	5,307	1,437,985
Werner Enterprises, Inc.	21,023	824,102
WESCO International, Inc.(b)	17,363	2,392,101
Woodward, Inc.(c)	7,104	651,437
XPO Logistics, Inc.(b)(c)	28,947	1,497,718
Xylem, Inc.	22,036	2,257,148

		568,370,515

Information Technology-11.98%
Accenture PLC, Class A	55,208	15,673,551
Adobe, Inc.(b)	16,024	5,103,644
Advanced Micro Devices, Inc.(b)	23,709	1,423,963
Akamai Technologies, Inc.(b)	20,071	1,772,871
Amdocs Ltd.	24,499	2,114,509
Amkor Technology, Inc.(c)	34,070	708,315
Amphenol Corp., Class A	48,441	3,673,281
Analog Devices, Inc.	38,796	5,533,086
ANSYS, Inc.(b)	4,829	1,067,982
Apple, Inc.	774,734	118,797,712
Applied Materials, Inc.	61,950	5,469,565
Arista Networks, Inc.(b)	8,957	1,082,543
Arrow Electronics, Inc.(b)	36,429	3,688,801
Automatic Data Processing, Inc.	42,978	10,387,783
Avnet, Inc.	54,241	2,179,946
Black Knight, Inc.(b)	19,591	1,184,668
Block, Inc., Class A(b)	11,437	687,021
Broadcom, Inc.	35,542	16,709,005
Broadridge Financial Solutions, Inc.	13,185	1,978,541
Cadence Design Systems, Inc.(b)	9,745	1,475,296
CDW Corp.	19,069	3,295,314
Check Point Software Technologies Ltd. (Israel)(b)	10,974	1,418,170
Ciena Corp.(b)(c)	19,396	929,068
Cirrus Logic, Inc.(b)(c)	8,610	577,903
Cisco Systems, Inc.	730,665	33,194,111
Cognex Corp.	11,292	522,029
Cognizant Technology Solutions Corp., Class A	75,679	4,711,018
Coherent Corp.(b)(c)	11,023	370,483
CommScope Holding Co., Inc.(b)	161,082	2,132,726
Concentrix Corp.	5,820	711,379
Conduent, Inc.(b)(c)	155,474	640,553
Corning, Inc.	144,109	4,635,987
Dell Technologies, Inc., Class C	61,021	2,343,206
DXC Technology Co.(b)	104,833	3,013,949
Entegris, Inc.	5,710	453,031
EPAM Systems, Inc.(b)	2,098	734,300
Euronet Worldwide, Inc.(b)	7,158	601,344

	Shares	Value
Information Technology-(continued)
F5, Inc.(b)	6,541	$934,774
Fidelity National Information Services, Inc.	131,158	10,884,802
First Solar, Inc.(b)	23,418	3,408,958
Fiserv, Inc.(b)	97,830	10,051,054
FleetCor Technologies, Inc.(b)	8,602	1,601,004
Flex Ltd.(b)(c)	325,402	6,371,371
Gartner, Inc.(b)	4,236	1,278,933
Genpact Ltd.(c)	25,592	1,241,212
Global Payments, Inc.(c)	41,109	4,697,114
Hewlett Packard Enterprise Co.	578,457	8,254,581
HP, Inc.	346,680	9,575,302
Insight Enterprises, Inc.(b)(c)	15,567	1,471,237
Intel Corp.	1,320,200	37,533,286
International Business Machines Corp.	327,582	45,301,315
Intuit, Inc.	8,191	3,501,652
IPG Photonics Corp.(b)(c)	5,396	462,221
Jabil, Inc.	64,378	4,136,286
Jack Henry & Associates, Inc.	6,568	1,307,426
Juniper Networks, Inc.	75,068	2,297,081
Keysight Technologies, Inc.(b)	11,009	1,917,217
KLA Corp.	9,460	2,993,617
Kyndryl Holdings, Inc.(b)	191,217	1,849,068
Lam Research Corp.	9,064	3,668,926
Marvell Technology, Inc.	33,537	1,330,748
Mastercard, Inc., Class A	27,896	9,154,909
Maximus, Inc.	11,317	697,919
Microchip Technology, Inc.	49,486	3,055,266
Micron Technology, Inc.	230,706	12,481,195
Microsoft Corp.	382,493	88,788,100
MKS Instruments, Inc.	6,710	551,227
Motorola Solutions, Inc.	14,402	3,596,323
National Instruments Corp.	22,820	871,268
NCR Corp.(b)(c)	45,079	958,380
NetApp, Inc.	30,635	2,122,086
NortonLifeLock, Inc.	126,711	2,854,799
NVIDIA Corp.	30,592	4,129,002
NXP Semiconductors N.V. (China)	28,107	4,105,871
ON Semiconductor Corp.(b)	40,305	2,475,936
Oracle Corp.	221,617	17,301,639
Paychex, Inc.	36,495	4,317,723
PayPal Holdings, Inc.(b)	89,636	7,491,777
Paysafe Ltd.(b)(c)	263,239	384,329
Qorvo, Inc.(b)	17,056	1,468,180
QUALCOMM, Inc.	113,432	13,346,409
Roper Technologies, Inc.	8,857	3,671,581
Sabre Corp.(b)(c)	105,989	615,796
salesforce.com, inc.(b)	57,985	9,427,781
Sanmina Corp.(b)	34,005	1,905,980
Seagate Technology Holdings PLC(c)	41,806	2,076,086
ServiceNow, Inc.(b)	2,042	859,151
Skyworks Solutions, Inc.	20,968	1,803,458
SS&C Technologies Holdings, Inc.	26,575	1,366,487
Synopsys, Inc.(b)	7,035	2,058,089
TD SYNNEX Corp.	7,773	711,307
TE Connectivity Ltd. (Switzerland)	44,968	5,496,439
Teledyne Technologies, Inc.(b)	3,616	1,439,096
Teradyne, Inc.	10,562	859,219
Texas Instruments, Inc.	100,643	16,166,285
Trimble, Inc.(b)	23,348	1,404,616

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
TTM Technologies, Inc.(b)(c)	77,549	$1,187,275
Twilio, Inc., Class A(b)(c)	10,349	769,655
Viasat, Inc.(b)(c)	22,361	915,907
Visa, Inc., Class A	70,503	14,605,401
Vishay Intertechnology, Inc.	45,950	960,815
VMware, Inc., Class A	23,589	2,654,470
Vontier Corp.	41,115	785,297
Western Digital Corp.(b)	132,538	4,555,331
Western Union Co. (The)(c)	127,232	1,718,904
WEX, Inc.(b)(c)	6,038	991,077
Workday, Inc., Class A(b)(c)	3,792	590,869
Xerox Holdings Corp.(c)	121,422	1,776,404
Zebra Technologies Corp., Class A(b)	3,949	1,118,436

		689,709,389

Materials-3.19%
Air Products and Chemicals, Inc.	32,536	8,147,014
Albemarle Corp.(c)	10,961	3,067,655
Alcoa Corp.	34,794	1,358,010
AptarGroup, Inc.(c)	10,353	1,026,500
Arconic Corp.(b)(c)	53,864	1,118,217
Ashland, Inc.	10,493	1,100,926
Avery Dennison Corp.	12,141	2,058,507
Avient Corp.	18,961	653,965
Axalta Coating Systems Ltd.(b)	50,184	1,170,291
Ball Corp.(c)	35,249	1,740,948
Berry Global Group, Inc.(b)(c)	48,805	2,309,453
Cabot Corp.(c)	12,706	933,637
Celanese Corp.	20,921	2,010,926
CF Industries Holdings, Inc.	38,722	4,114,600
Chemours Co. (The)(c)	59,150	1,693,464
Cleveland-Cliffs, Inc.(b)(c)	48,997	636,471
Commercial Metals Co.	34,786	1,582,763
Compass Minerals International, Inc.(c)	13,662	540,195
Constellium SE(b)	57,141	629,694
Corteva, Inc.	117,558	7,681,240
Crown Holdings, Inc.	26,993	1,851,450
Dow, Inc.	194,110	9,072,701
DuPont de Nemours, Inc.	187,072	10,700,518
Eastman Chemical Co.	35,890	2,756,711
Ecolab, Inc.	29,197	4,585,973
Element Solutions, Inc.(c)	32,070	551,604
FMC Corp.	15,229	1,810,728
Freeport-McMoRan, Inc.	144,317	4,573,406
Graphic Packaging Holding Co.	78,696	1,806,860
H.B. Fuller Co.(c)	11,733	817,907
Huntsman Corp.	57,239	1,531,716
International Flavors & Fragrances, Inc.	21,320	2,081,045
International Paper Co.	174,688	5,871,264
Linde PLC (United Kingdom)	62,447	18,568,615
Louisiana-Pacific Corp.(c)	15,920	901,868
LyondellBasell Industries N.V., Class A	109,055	8,337,255
Martin Marietta Materials, Inc.	6,668	2,240,315
Mosaic Co. (The)	78,337	4,210,614
Newmont Corp.	122,134	5,168,711
Nucor Corp.	60,953	8,008,005
O-I Glass, Inc.(b)(c)	84,116	1,371,932
Olin Corp.	33,696	1,784,203
Packaging Corp. of America(c)	20,192	2,427,280
PPG Industries, Inc.	38,547	4,401,296

	Shares	Value
Materials-(continued)
Reliance Steel & Aluminum Co.	17,350	$3,495,678
Royal Gold, Inc.	6,364	604,325
RPM International, Inc.	22,278	2,106,830
Scotts Miracle-Gro Co. (The)(c)	7,687	352,910
Sealed Air Corp.	21,682	1,032,497
Sherwin-Williams Co. (The)	18,752	4,219,763
Silgan Holdings, Inc.	22,172	1,050,066
Sonoco Products Co.	32,045	1,989,354
Southern Copper Corp. (Peru)	11,232	527,567
Steel Dynamics, Inc.	49,679	4,672,310
Summit Materials, Inc., Class A(b)(c)	28,189	742,780
Sylvamo Corp.(c)	31,289	1,507,191
Trinseo PLC	17,805	335,090
United States Steel Corp.(c)	100,649	2,049,214
Valvoline, Inc.	22,975	674,546
Vulcan Materials Co.	14,286	2,338,618
Warrior Met Coal, Inc.	45,162	1,677,317
Westlake Corp.(c)	7,821	755,900
WestRock Co.	132,675	4,518,910

		183,657,319

Real Estate-2.95%
Alexandria Real Estate Equities, Inc.	19,443	2,825,068
American Homes 4 Rent, Class A	28,793	919,648
American Tower Corp.	38,894	8,058,448
Americold Realty Trust, Inc.(c)	45,075	1,093,069
Anywhere Real Estate, Inc.(b)(c)	69,175	513,970
Apple Hospitality REIT, Inc.	83,507	1,429,640
AvalonBay Communities, Inc.	21,096	3,694,332
Boston Properties, Inc.	32,492	2,362,168
Brandywine Realty Trust	69,503	455,940
Brixmor Property Group, Inc.	76,786	1,636,310
Camden Property Trust	11,684	1,350,086
CBRE Group, Inc., Class A(b)(c)	58,203	4,128,921
Corporate Office Properties Trust	34,811	927,713
Cousins Properties, Inc.	33,765	802,256
Crown Castle, Inc.	55,317	7,371,543
CubeSmart	24,448	1,023,638
Cushman & Wakefield PLC(b)(c)	43,021	496,893
DiamondRock Hospitality Co.	81,497	761,182
Digital Realty Trust, Inc.	47,299	4,741,725
DigitalBridge Group, Inc.(c)	45,501	582,413
Douglas Emmett, Inc.(c)	39,453	693,978
EPR Properties	25,620	988,932
Equinix, Inc.	8,769	4,967,112
Equity LifeStyle Properties, Inc.	16,466	1,053,165
Equity Residential	62,791	3,957,089
Essex Property Trust, Inc.	9,664	2,147,727
Extra Space Storage, Inc.	11,543	2,048,190
Federal Realty Investment Trust	13,887	1,374,535
First Industrial Realty Trust, Inc.	14,806	705,210
Gaming and Leisure Properties, Inc.	41,351	2,072,512
Healthcare Realty Trust, Inc.(c)	77,675	1,579,133
Healthpeak Properties, Inc.	107,521	2,551,473
Highwoods Properties, Inc.(c)	31,304	883,712
Host Hotels & Resorts, Inc.	211,987	4,002,315
Howard Hughes Corp. (The)(b)(c)	8,579	526,322
Hudson Pacific Properties, Inc.(c)	47,768	527,359
Invitation Homes, Inc.	69,804	2,212,089
Iron Mountain, Inc.(c)	87,392	4,375,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
JBG SMITH Properties	35,295	$694,606
Jones Lang LaSalle, Inc.(b)(c)	12,653	2,012,966
Kilroy Realty Corp.(c)	24,383	1,042,129
Kimco Realty Corp.	98,383	2,103,429
Lamar Advertising Co., Class A	15,072	1,390,091
Life Storage, Inc.	9,458	1,046,149
LXP Industrial Trust(c)	54,243	525,072
Macerich Co. (The)(c)	111,208	1,237,745
Medical Properties Trust, Inc.(c)	111,425	1,275,816
Mid-America Apartment Communities, Inc.	14,312	2,253,424
National Retail Properties, Inc.	34,568	1,452,893
Omega Healthcare Investors, Inc.	67,453	2,143,656
Outfront Media, Inc.(c)	47,494	857,267
Paramount Group, Inc.(c)	101,862	659,047
Park Hotels & Resorts, Inc.(c)	114,772	1,501,218
Pebblebrook Hotel Trust(c)	38,275	613,931
Physicians Realty Trust(c)	54,521	821,086
Piedmont Office Realty Trust, Inc., Class A	53,548	559,577
Prologis, Inc.	84,084	9,312,303
Public Storage	12,093	3,745,807
Rayonier, Inc.(c)	25,429	856,957
Realty Income Corp.	52,706	3,282,003
Regency Centers Corp.	34,760	2,103,328
Rexford Industrial Realty, Inc.	10,797	596,858
RLJ Lodging Trust(c)	84,699	1,030,787
Ryman Hospitality Properties, Inc.(c)	9,147	813,351
Sabra Health Care REIT, Inc.(c)	92,432	1,262,621
SBA Communications Corp., Class A	3,732	1,007,267
Service Properties Trust(c)	120,079	973,841
Simon Property Group, Inc.	60,539	6,597,540
SITE Centers Corp.	59,782	740,101
SL Green Realty Corp.	28,445	1,128,698
Spirit Realty Capital, Inc.	23,512	912,971
STAG Industrial, Inc.	23,575	744,734
STORE Capital Corp.	45,684	1,452,751
Sun Communities, Inc.	11,417	1,539,583
Sunstone Hotel Investors, Inc.(c)	85,109	948,965
UDR, Inc.	38,426	1,527,818
Uniti Group, Inc.(c)	103,640	804,246
Ventas, Inc.	128,887	5,043,348
VICI Properties, Inc.	91,850	2,941,037
Vornado Realty Trust	70,770	1,669,464
W.P. Carey, Inc.(c)	32,938	2,513,169
Welltower, Inc.	103,691	6,329,299
Weyerhaeuser Co.	157,364	4,867,269
Xenia Hotels & Resorts, Inc.(c)	45,193	771,896
Zillow Group, Inc., Class A(b)(c)	4,613	142,680
Zillow Group, Inc., Class C(b)(c)	13,560	418,462

		170,110,789

Utilities-4.93%
AES Corp. (The)	241,975	6,330,066
ALLETE, Inc.	18,954	1,066,542
Alliant Energy Corp.	55,497	2,895,279
Ameren Corp.	61,237	4,992,040
American Electric Power Co., Inc.	148,507	13,056,735
American Water Works Co., Inc.	24,708	3,591,061
Atmos Energy Corp.	26,558	2,829,755

	Shares	Value
Utilities-(continued)
Avangrid, Inc.(c)	20,257	$824,055
Avista Corp.	25,798	1,058,492
Black Hills Corp.	19,593	1,280,794
CenterPoint Energy, Inc.	176,754	5,056,932
CMS Energy Corp.	72,198	4,118,896
Consolidated Edison, Inc.	121,517	10,688,635
Dominion Energy, Inc.	214,127	14,982,466
DTE Energy Co.	53,524	6,000,576
Duke Energy Corp.	255,314	23,790,159
Edison International	138,838	8,335,834
Entergy Corp.	69,126	7,406,160
Essential Utilities, Inc.	34,440	1,522,937
Evergy, Inc.	76,086	4,651,137
Eversource Energy	86,812	6,622,019
Exelon Corp.	483,864	18,672,312
FirstEnergy Corp.	183,414	6,916,542
Hawaiian Electric Industries, Inc.	32,451	1,234,436
IDACORP, Inc.	12,357	1,293,778
National Fuel Gas Co.	21,280	1,436,187
New Jersey Resources Corp.(c)	26,054	1,163,051
NextEra Energy, Inc.	283,730	21,989,075
NiSource, Inc.	109,074	2,802,111
NorthWestern Corp.	18,811	993,785
NRG Energy, Inc.	67,112	2,979,773
OGE Energy Corp.	65,110	2,384,979
ONE Gas, Inc.	14,786	1,145,619
PG&E Corp.(b)(c)	417,056	6,226,646
Pinnacle West Capital Corp.	48,506	3,260,088
PNM Resources, Inc.	25,190	1,170,579
Portland General Electric Co.(c)	31,309	1,407,026
PPL Corp.	364,783	9,663,102
Public Service Enterprise Group, Inc.	139,190	7,804,383
Sempra Energy	73,259	11,057,713
South Jersey Industries, Inc.(c)	36,866	1,278,144
Southern Co. (The)	327,518	21,445,879
Southwest Gas Holdings, Inc.(c)	23,364	1,707,207
Spire, Inc.	19,029	1,328,414
UGI Corp.	78,682	2,779,835
Vistra Corp.	225,911	5,189,176
WEC Energy Group, Inc.	73,121	6,678,141
Xcel Energy, Inc.	135,097	8,796,166

		283,904,717

Total Common Stocks & Other Equity Interests (Cost $4,960,714,994)		5,752,981,289

Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $8,481,711)	8,481,711	8,481,711

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $4,969,196,705)		5,761,463,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.21%
Invesco Private Government Fund, 3.18%(d)(e)(f)	100,804,655	$100,804,655
Invesco Private Prime Fund, 3.28%(d)(e)(f)	257,274,170	257,274,170

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $358,082,080)		358,078,825

TOTAL INVESTMENTS IN SECURITIES-106.24% (Cost $5,327,278,785)		6,119,541,825
OTHER ASSETS LESS LIABILITIES-(6.24)%		(359,629,406)

NET ASSETS-100.00%		$5,759,912,419

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Invesco Ltd.	$2,923,045	$275,233	$(144,533)	$(503,951)	$(2,066)	$2,577,728	$61,730

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	4,450,312	104,098,303	(100,066,904)	-	-	8,481,711	38,533

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	72,621,826	341,978,371	(313,795,542)	-	-	100,804,655	834,071	*

Invesco Private Prime Fund	165,708,735	752,196,164	(660,639,103)	(24,292)	32,666	257,274,170	2,278,902	*

Total	$245,703,918	$1,198,548,071	$(1,074,616,082)	$(528,243)	$30,600	$369,138,264	$3,213,236

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI US 1000 ETF (PRF)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Financials	18.81

Health Care	14.01

Information Technology	11.98

Energy	9.90

Industrials	9.87

Consumer Staples	8.53

Consumer Discretionary	8.35

Communication Services	7.36

Utilities	4.93

Materials	3.19

Real Estate	2.95

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-3.27%
Advantage Solutions, Inc.(b)(c)	148,010	$500,274
ATN International, Inc.	19,483	840,107
Audacy, Inc.(b)	295,594	102,157
Bandwidth, Inc., Class A(b)(c)	12,725	151,046
Boston Omaha Corp., Class A(b)(c)	12,721	354,534
Bumble, Inc., Class A(b)(c)	83,055	2,109,597
Cardlytics, Inc.(b)(c)	5,151	48,574
Cargurus, Inc.(b)(c)	23,425	341,068
Cars.com, Inc.(b)(c)	58,946	818,170
Clear Channel Outdoor Holdings, Inc.(b)	800,225	1,144,322
Cogent Communications Holdings, Inc.	42,705	2,242,439
comScore, Inc.(b)	148,940	180,217
Consolidated Communications Holdings, Inc.(b)(c)	138,518	716,138
DHI Group, Inc.(b)	58,487	374,317
E.W. Scripps Co. (The), Class A(b)(c)	89,564	1,270,913
EchoStar Corp., Class A(b)(c)	139,203	2,626,761
Entravision Communications Corp., Class A	124,072	580,657
Eventbrite, Inc., Class A(b)(c)	28,759	188,947
Gannett Co., Inc.(b)(c)	508,002	736,603
Gogo, Inc.(b)	40,745	579,394
IDT Corp., Class B(b)(c)	25,622	667,709
IMAX Corp.(b)	45,794	582,958
Iridium Communications, Inc.(b)	82,598	4,256,275
John Wiley & Sons, Inc., Class A(c)	75,547	3,187,328
Lee Enterprises, Inc.(b)(c)	26,668	506,159
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	4,684	149,373
Liberty Media Corp.-Liberty Braves, Class C(b)(c)	17,036	530,842
Liberty TripAdvisor Holdings, Inc., Class A(b)	330,691	367,067
Loyalty Ventures, Inc.(b)	42,029	49,594
Madison Square Garden Entertainment Corp.(b)(c)	41,187	2,019,399
Madison Square Garden Sports Corp., Class A	4,054	634,897
Magnite, Inc.(b)(c)	50,895	371,024
Marcus Corp. (The)(c)	64,523	970,426
National CineMedia, Inc.	265,752	117,197
New York Times Co. (The), Class A	90,645	2,625,079
Pinterest, Inc., Class A(b)	118,970	2,926,662
Playtika Holding Corp.(b)	57,351	541,967
QuinStreet, Inc.(b)(c)	57,660	657,901
Radius Global Infrastructure, Inc., Class A(b)(c)	24,464	228,738
Roku, Inc., Class A(b)(c)	18,983	1,054,316
Scholastic Corp.	48,724	1,858,333
Shenandoah Telecommunications Co.(c)	77,561	1,757,532
Shutterstock, Inc.(c)	8,054	402,942
Sinclair Broadcast Group, Inc., Class A(c)	114,757	2,043,822
Sirius XM Holdings, Inc.(c)	566,536	3,421,877
Skillz, Inc., (Acquired 03/18/2022 - 10/26/2022; Cost $224,157)(b)(c)(d)	73,826	76,041
Spok Holdings, Inc.	47,162	414,554
Stagwell, Inc.(b)(c)	39,877	302,666

	Shares	Value
Communication Services-(continued)
Taboola.com Ltd. (Israel)(b)	76,186	$134,087
TechTarget, Inc.(b)(c)	5,341	344,762
Thryv Holdings, Inc.(b)(c)	23,261	475,920
Trade Desk, Inc. (The), Class A(b)	25,715	1,369,067
TripAdvisor, Inc.(b)(c)	94,516	2,232,468
TrueCar, Inc.(b)	193,721	348,698
United States Cellular Corp.(b)	50,680	1,579,696
Urban One, Inc., Class A(b)	41,180	248,315
Urban One, Inc., Class D(b)(c)	89,993	447,265
Vimeo, Inc.(b)	58,759	223,284
WideOpenWest, Inc.(b)(c)	94,403	1,294,265
World Wrestling Entertainment, Inc., Class A(c)	22,824	1,800,585
Yelp, Inc.(b)(c)	61,302	2,354,610
Ziff Davis, Inc.(b)(c)	34,604	2,678,004
ZipRecruiter, Inc., Class A(b)(c)	20,809	348,967
ZoomInfo Technologies, Inc., Class A(b)	5,504	245,093

		64,753,999

Consumer Discretionary-12.69%
1-800-Flowers.com, Inc., Class A(b)(c)	51,566	375,916
2U, Inc.(b)(c)	141,402	875,278
Aaron’s Co., Inc. (The)	96,886	1,009,552
Acushnet Holdings Corp.(c)	37,835	1,761,976
ADT, Inc.(c)	482,201	4,079,420
Adtalem Global Education, Inc.(b)(c)	138,601	5,779,662
Afya Ltd., Class A (Brazil)(b)(c)	33,153	488,675
American Outdoor Brands, Inc.(b)	29,526	263,372
American Public Education, Inc.(b)(c)	37,082	475,020
America’s Car-Mart, Inc.(b)(c)	9,532	651,608
Arco Platform Ltd., Class A (Brazil)(b)(c)	19,415	220,166
Arcos Dorados Holdings, Inc., Class A (Brazil)	355,914	2,683,592
Arko Corp.(c)	220,559	2,260,730
Bally’s Corp.(b)(c)	23,385	527,098
Barnes & Noble Education, Inc.(b)(c)	215,483	601,198
Bassett Furniture Industries, Inc.(c)	31,756	577,324
Beazer Homes USA, Inc.(b)(c)	158,801	1,796,039
Big 5 Sporting Goods Corp.(c)	75,019	966,995
BJ’s Restaurants, Inc.(b)(c)	40,389	1,326,779
Bluegreen Vacations Holding Corp.	21,851	378,241
Boot Barn Holdings, Inc.(b)(c)	19,945	1,132,876
Boyd Gaming Corp.	54,807	3,165,652
Buckle, Inc. (The)(c)	63,193	2,485,381
Build-A-Bear Workshop, Inc.(c)	18,067	317,799
Caleres, Inc.(c)	103,401	2,825,949
Camping World Holdings, Inc., Class A(c)	65,766	1,830,268
Canoo, Inc.(b)(c)	48,924	67,026
CarParts.com, Inc.(b)(c)	46,817	219,104
Carriage Services, Inc.	13,733	335,223
Carrols Restaurant Group, Inc.(b)	149,379	261,413
Carvana Co.(b)(c)	10,065	136,179
Cato Corp. (The), Class A(c)	45,966	547,455
Cavco Industries, Inc.(b)	7,258	1,645,171
Century Casinos, Inc.(b)(c)	34,909	277,527
Century Communities, Inc.(c)	57,654	2,566,180
Cheesecake Factory, Inc. (The)(c)	70,690	2,531,409
Chegg, Inc.(b)(c)	44,473	959,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Chico’s FAS, Inc.(b)(c)	528,082	$3,105,122
Children’s Place, Inc. (The)(b)(c)	34,090	1,379,963
Choice Hotels International, Inc.(c)	12,339	1,602,096
Churchill Downs, Inc.	11,061	2,299,693
Chuy’s Holdings, Inc.(b)(c)	23,241	680,961
Citi Trends, Inc.(b)(c)	19,268	435,649
Columbia Sportswear Co.(c)	37,184	2,770,208
Conn’s, Inc.(b)(c)	74,938	615,241
Container Store Group, Inc. (The)(b)(c)	120,825	656,080
ContextLogic, Inc., Class A(b)(c)	678,249	531,069
Cooper-Standard Holdings, Inc.(b)(c)	70,454	669,313
Coupang, Inc. (South Korea)(b)(c)	69,466	1,199,678
Crocs, Inc.(b)(c)	25,178	1,781,344
Dave & Buster’s Entertainment, Inc.(b)(c)	36,809	1,466,839
Denny’s Corp.(b)(c)	57,437	650,761
Designer Brands, Inc., Class A(c)	213,780	3,255,869
Despegar.com Corp. (Argentina)(b)	48,571	308,912
Destination XL Group, Inc.(b)(c)	81,103	541,768
Dillard’s, Inc., Class A(c)	8,964	2,947,274
Dine Brands Global, Inc.(c)	21,259	1,532,561
DoorDash, Inc., Class A(b)(c)	28,866	1,256,537
Dorman Products, Inc.(b)(c)	24,673	2,013,810
DraftKings, Inc., Class A(b)(c)	151,479	2,393,368
Drive Shack, Inc.(b)	243,388	154,381
Duluth Holdings, Inc., Class B(b)(c)	23,238	202,171
El Pollo Loco Holdings, Inc.	33,487	336,209
Ethan Allen Interiors, Inc.(c)	61,136	1,564,470
Etsy, Inc.(b)(c)	19,112	1,794,808
Everi Holdings, Inc.(b)(c)	62,944	1,194,677
Express, Inc.(b)	379,227	462,657
Farfetch Ltd., Class A (United Kingdom)(b)(c)	35,451	300,624
Fisker, Inc.(b)(c)	52,276	426,049
Five Below, Inc.(b)(c)	20,754	3,037,348
Fiverr International Ltd.(b)	5,607	173,537
Flexsteel Industries, Inc.	13,990	215,026
Floor & Decor Holdings, Inc., Class A(b)(c)	36,531	2,680,279
Fossil Group, Inc.(b)	166,622	708,144
Fox Factory Holding Corp.(b)(c)	16,122	1,416,318
Franchise Group, Inc.(c)	19,120	580,292
frontdoor, inc.(b)(c)	70,234	1,549,362
Full House Resorts, Inc.(b)(c)	30,401	213,111
Funko, Inc., Class A(b)(c)	37,579	776,006
Garrett Motion, Inc. (Switzerland)(b)(c)	101,805	675,985
Genesco, Inc.(b)(c)	47,877	2,252,134
Gentherm, Inc.(b)(c)	25,333	1,479,954
Golden Entertainment, Inc.(b)	14,359	606,237
GoPro, Inc., Class A(b)(c)	115,144	627,535
Grand Canyon Education, Inc.(b)	49,611	4,992,355
Green Brick Partners, Inc.(b)(c)	49,002	1,133,416
Groupon, Inc.(b)(c)	87,808	647,145
GrowGeneration Corp.(b)(c)	44,395	158,490
Guess?, Inc.(c)	99,364	1,687,201
Haverty Furniture Cos., Inc., (Acquired 05/02/2018 - 10/26/2022; Cost $1,525,830)(c)(d)	65,157	1,731,873
Helen of Troy Ltd.(b)(c)	20,775	1,965,731
Hibbett, Inc.(c)	39,813	2,485,127
Hilton Grand Vacations, Inc.(b)	46,571	1,827,446
Hooker Furnishings Corp.(c)	25,122	379,342

	Shares	Value
Consumer Discretionary-(continued)
Hovnanian Enterprises, Inc., Class A(b)(c)	23,143	$933,357
Hyatt Hotels Corp., Class A(b)(c)	35,991	3,390,712
Installed Building Products, Inc.	17,805	1,531,230
iRobot Corp.(b)(c)	42,834	2,420,121
J Jill, Inc.(b)	17,817	367,921
Jack in the Box, Inc.(c)	29,994	2,646,371
JAKKS Pacific, Inc.(b)	29,688	538,540
JOANN, Inc.(c)	61,288	324,214
Johnson Outdoors, Inc., Class A(c)	6,851	360,500
Kirkland’s, Inc.(b)(c)	51,641	195,719
Kontoor Brands, Inc.(c)	67,300	2,402,610
Lakeland Industries, Inc.(b)(c)	15,440	182,655
Lands’ End, Inc.(b)(c)	44,703	468,487
Laureate Education, Inc., Class A	311,339	3,935,325
La-Z-Boy, Inc.(c)	97,949	2,426,197
Lazydays Holdings, Inc.(b)(c)	30,478	378,842
Leslie’s, Inc.(b)(c)	57,639	809,252
LGI Homes, Inc.(b)(c)	27,306	2,513,517
LL Flooring Holdings, Inc.(b)(c)	80,327	668,321
Lordstown Motors Corp., Class A(b)(c)	201,791	365,242
Lucid Group, Inc.(b)(c)	21,634	309,150
MakeMyTrip Ltd. (India)(b)(c)	23,669	658,708
Malibu Boats, Inc., Class A(b)(c)	16,166	855,181
MarineMax, Inc.(b)(c)	41,340	1,335,695
MasterCraft Boat Holdings, Inc.(b)	23,848	518,932
MercadoLibre, Inc. (Brazil)(b)	3,202	2,886,987
Modine Manufacturing Co.(b)	125,361	2,246,469
Monarch Casino & Resort, Inc.(b)(c)	8,113	644,253
Monro, Inc.(c)	53,961	2,576,638
Motorcar Parts of America, Inc.(b)	28,864	548,416
Movado Group, Inc.(c)	19,201	634,977
National Vision Holdings, Inc.(b)(c)	81,537	3,020,131
Nautilus, Inc.(b)	127,388	211,464
Noodles & Co.(b)	40,920	238,154
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	87,511	4,900,616
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	31,697	287,492
OneWater Marine, Inc., Class A(b)(c)	14,623	482,559
Overstock.com, Inc.(b)	54,243	1,261,150
Oxford Industries, Inc.(c)	20,117	2,046,502
Papa John’s International, Inc.(c)	18,413	1,337,336
Party City Holdco, Inc.(b)(c)	449,532	759,709
Patrick Industries, Inc.	47,655	2,178,310
Peloton Interactive, Inc., Class A(b)(c)	58,990	495,516
Perdoceo Education Corp.(b)	157,194	1,796,727
Petco Health & Wellness Co., Inc.(b)(c)	84,310	887,784
PetMed Express, Inc.(c)	32,192	686,333
Planet Fitness, Inc., Class A(b)(c)	16,656	1,090,635
Playa Hotels & Resorts N.V.(b)	75,138	463,601
PlayAGS, Inc.(b)	68,698	461,651
Purple Innovation, Inc.(b)(c)	61,200	215,424
QuantumScape Corp.(b)(c)	42,097	350,668
Quotient Technology, Inc.(b)	85,424	210,143
RCI Hospitality Holdings, Inc.(c)	4,998	421,981
RealReal, Inc. (The)(b)(c)	44,589	75,355
Red Robin Gourmet Burgers, Inc.(b)	83,650	687,603
Red Rock Resorts, Inc., Class A	37,279	1,552,670
Regis Corp.(b)(c)	629,090	736,035
Rent-A-Center, Inc.(c)	87,459	1,823,520
Revolve Group, Inc.(b)(c)	7,539	180,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
RH(b)(c)	9,390	$2,384,403
Rocky Brands, Inc.(c)	10,981	216,161
Ruth’s Hospitality Group, Inc.	31,115	646,570
SeaWorld Entertainment, Inc.(b)(c)	17,034	990,697
Shake Shack, Inc., Class A(b)(c)	13,187	732,802
Shift Technologies, Inc.(b)(c)	171,038	90,650
Shoe Carnival, Inc.	25,303	606,766
Skyline Champion Corp.(b)	23,970	1,395,294
Sleep Number Corp.(b)(c)	33,484	928,846
Smith & Wesson Brands, Inc.	100,247	1,131,789
Snap One Holdings Corp.(b)	14,327	170,778
Sonos, Inc.(b)(c)	50,663	816,688
Sportsman’s Warehouse Holdings, Inc.(b)(c)	146,327	1,314,016
Standard Motor Products, Inc.	40,467	1,534,913
Steven Madden Ltd.	63,737	1,903,824
Stitch Fix, Inc., Class A(b)(c)	99,443	397,772
Stoneridge, Inc.(b)(c)	87,824	1,832,887
Strategic Education, Inc.(c)	56,777	3,917,613
Stride, Inc.(b)(c)	60,472	2,026,417
Sturm Ruger & Co., Inc.(c)	27,985	1,570,798
Superior Group of Cos., Inc.	14,170	140,566
Superior Industries International, Inc.(b)	79,519	364,197
Tenneco, Inc., Class A(b)(c)	377,783	7,442,325
Tile Shop Holdings, Inc.	46,864	184,644
Tilly’s, Inc., Class A	63,054	558,658
Topgolf Callaway Brands Corp.(b)(c)	47,826	895,303
Traeger, Inc.(b)(c)	28,532	118,408
TravelCenters of America, Inc.(b)	83,678	5,320,247
Tuesday Morning Corp.(b)	218,079	28,895
Unifi, Inc.(b)	30,260	275,971
Universal Electronics, Inc.(b)	30,085	614,035
Vera Bradley, Inc.(b)	97,440	316,680
Vista Outdoor, Inc.(b)(c)	78,302	2,273,890
VOXX International Corp.(b)(c)	48,479	448,431
Vroom, Inc.(b)(c)	311,340	323,794
Wendy’s Co. (The)	165,192	3,432,690
Wingstop, Inc.	9,076	1,437,548
Winnebago Industries, Inc.(c)	41,643	2,485,671
Wolverine World Wide, Inc.(c)	117,261	2,008,681
Workhorse Group, Inc.(b)(c)	108,587	293,185
WW International, Inc.(b)(c)	203,978	921,981
Wyndham Hotels & Resorts, Inc.	46,485	3,529,606
YETI Holdings, Inc.(b)(c)	30,150	967,212
Zumiez, Inc.(b)(c)	37,029	830,560

		251,689,498

Consumer Staples-3.99%
Adecoagro S.A. (Brazil)	337,755	2,924,958
Alico, Inc.(c)	8,929	273,406
Andersons, Inc. (The)	76,678	2,704,433
Beauty Health Co. (The)(b)(c)	21,107	241,253
BellRing Brands, Inc.(b)	51,245	1,241,154
Beyond Meat, Inc.(b)(c)	9,528	149,590
Blue Apron Holdings, Inc., Class A(b)(c)	52,760	127,152
Boston Beer Co., Inc. (The), Class A(b)(c)	6,512	2,430,865
Calavo Growers, Inc.	37,206	1,286,956
Cal-Maine Foods, Inc.(c)	39,662	2,241,300
Central Garden & Pet Co., Class A(b)	70,941	2,776,631
Chefs’ Warehouse, Inc. (The)(b)(c)	45,369	1,661,866

	Shares	Value
Consumer Staples-(continued)
Coca-Cola Consolidated, Inc.	4,246	$2,067,844
Dole PLC(c)	252,280	2,156,994
elf Beauty, Inc.(b)(c)	28,128	1,216,817
Farmer Brothers Co.(b)	57,217	343,302
Fresh Del Monte Produce, Inc.	55,660	1,451,613
Freshpet, Inc.(b)	7,291	429,804
Grocery Outlet Holding Corp.(b)(c)	134,474	4,648,766
Hostess Brands, Inc.(b)	172,659	4,572,010
Ingles Markets, Inc., Class A	41,999	3,963,446
Inter Parfums, Inc.	9,931	803,219
J&J Snack Foods Corp.	12,297	1,815,160
John B. Sanfilippo & Son, Inc.	14,185	1,183,171
Lancaster Colony Corp.(c)	17,894	3,225,930
Landec Corp.(b)(c)	56,485	562,026
Limoneira Co.(c)	21,459	256,006
Medifast, Inc.(c)	7,455	872,160
MGP Ingredients, Inc.(c)	6,916	774,938
Mission Produce, Inc.(b)(c)	61,508	1,023,493
National Beverage Corp.(c)	27,345	1,296,700
Natural Grocers by Vitamin Cottage, Inc.	23,168	266,432
Nature’s Sunshine Products, Inc.(b)	15,701	132,516
Oil-Dri Corp.of America	11,513	339,979
Pilgrim’s Pride Corp.(b)(c)	133,253	3,071,482
PriceSmart, Inc.	42,940	2,746,872
Reynolds Consumer Products, Inc.(c)	53,206	1,624,911
Seneca Foods Corp., Class A(b)	11,452	722,736
Simply Good Foods Co. (The)(b)	40,325	1,544,448
Sovos Brands, Inc.(b)(c)	30,014	415,994
SpartanNash Co.	107,406	3,835,468
Tootsie Roll Industries, Inc.	12,637	510,408
Turning Point Brands, Inc.	15,174	357,499
Universal Corp.	60,393	3,056,490
USANA Health Sciences, Inc.(b)	15,983	839,267
Utz Brands, Inc.(c)	36,783	596,252
Vector Group Ltd.	358,430	3,806,527
Village Farms International, Inc. (Canada)(b)(c)	53,063	114,616
Village Super Market, Inc., Class A	14,494	322,347
WD-40 Co.	6,473	1,036,716
Weis Markets, Inc.(c)	30,048	2,814,596
Whole Earth Brands, Inc.(b)	47,980	165,531

		79,044,050

Energy-8.68%
Alto Ingredients, Inc.(b)(c)	313,104	1,293,120
Antero Midstream Corp.	320,786	3,416,371
Arch Resources, Inc.	24,550	3,738,719
Archrock, Inc.	378,866	2,845,284
Ardmore Shipping Corp. (Ireland)(b)	74,885	1,013,194
Berry Corp.	106,343	943,262
BP Prudhoe Bay Royalty Trust	54,194	705,606
Brigham Minerals, Inc., Class A	37,738	1,169,878
Bristow Group, Inc.(b)	40,371	1,208,708
Cactus, Inc., Class A(c)	18,468	955,165
Callon Petroleum Co.(b)(c)	19,134	841,131
ChampionX Corp.(c)	157,857	4,517,867
Civitas Resources, Inc.	21,824	1,525,716
Clean Energy Fuels Corp.(b)(c)	111,185	746,051
Comstock Resources, Inc.(b)(c)	169,140	3,176,449
CONSOL Energy, Inc.	127,174	8,014,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Energy-(continued)
Continental Resources, Inc.	49,241	$3,642,357
Core Laboratories N.V.	94,516	1,839,281
CVR Energy, Inc.	136,443	5,329,464
DHT Holdings, Inc.	544,131	4,848,207
DMC Global, Inc.(b)	13,303	287,877
Dorian LPG Ltd.	116,149	2,098,812
Dril-Quip, Inc.(b)(c)	64,515	1,605,133
Enerflex Ltd. (Canada)	4	23
Evolution Petroleum Corp.	47,101	371,627
Expro Group Holdings N.V.(b)	39,251	743,021
Forum Energy Technologies, Inc.(b)(c)	14,858	392,103
Geopark Ltd. (Colombia)	55,601	821,783
Golar LNG Ltd. (Cameroon)(b)(c)	144,000	4,006,080
Green Plains, Inc.(b)(c)	101,098	2,920,721
Hallador Energy Co.(b)(c)	77,246	601,746
Helix Energy Solutions Group, Inc.(b)(c)	620,448	4,343,136
International Seaways, Inc.(c)	121,767	5,164,138
Kosmos Energy Ltd. (Ghana)(b)	574,015	3,725,357
Laredo Petroleum, Inc.(b)(c)	13,073	845,169
Liberty Energy, Inc., Class A(b)	122,890	2,078,070
Magnolia Oil & Gas Corp., Class A	39,147	1,005,295
Matador Resources Co.	75,488	5,016,178
National Energy Services Reunited Corp.(b)(c)	91,109	688,784
Navigator Holdings Ltd.(b)	27,537	345,589
Newpark Resources, Inc.(b)	243,959	892,890
NexTier Oilfield Solutions, Inc.(b)(c)	259,075	2,611,476
Nordic American Tankers Ltd.	1,278,265	3,949,839
Northern Oil and Gas, Inc.(c)	15,538	530,467
Oceaneering International, Inc.(b)	204,910	2,866,691
Oil States International, Inc.(b)(c)	291,849	1,888,263
Par Pacific Holdings, Inc.(b)	177,141	4,052,986
Patterson-UTI Energy, Inc.(c)	324,405	5,725,748
Permian Resources Corp.(b)(c)	366,141	3,577,198
ProPetro Holding Corp.(b)	198,476	2,349,956
Range Resources Corp.	149,851	4,267,756
Ranger Oil Corp., Class A(c)	18,504	756,814
REX American Resources Corp.(b)(c)	30,757	922,402
Ring Energy, Inc.(b)(c)	121,060	386,181
RPC, Inc.	99,361	1,105,888
SandRidge Energy, Inc.(b)(c)	29,031	548,396
Scorpio Tankers, Inc. (Monaco)(c)	203,540	9,757,708
Select Energy Services, Inc., Class A(b)	111,650	1,077,423
SFL Corp. Ltd. (Norway)	351,321	3,583,474
SilverBow Resources, Inc.(b)(c)	15,455	548,189
Solaris Oilfield Infrastructure, Inc., Class A	45,216	615,842
Southwestern Energy Co.(b)	702,239	4,866,516
Talos Energy, Inc.(b)	104,977	2,233,911
Teekay Corp. (Bermuda)(b)	357,436	1,397,575
Teekay Tankers Ltd., Class A (Bermuda)(b)	124,437	3,918,521
TETRA Technologies, Inc.(b)(c)	351,054	1,734,207
Texas Pacific Land Corp.(c)	1,955	4,504,066
Tidewater, Inc.(b)(c)	77,510	2,627,589
Tsakos Energy Navigation Ltd. (Greece)	89,822	1,553,921
US Silica Holdings, Inc.(b)	144,799	2,083,658

	Shares	Value
Energy-(continued)
W&T Offshore, Inc.(b)(c)	214,475	$1,627,865
Weatherford International PLC(b)	115,928	4,831,879

		172,226,272

Financials-18.33%
1st Source Corp.	21,308	1,239,273
Acacia Research Corp.(b)(c)	87,700	349,923
AG Mortgage Investment Trust, Inc.(c)	32,981	161,937
Alerus Financial Corp.	11,396	254,131
Amalgamated Financial Corp.	23,205	533,483
A-Mark Precious Metals, Inc.(c)	70,946	2,157,468
Ambac Financial Group, Inc.(b)	189,727	2,665,664
Amerant Bancorp, Inc.(c)	35,527	1,069,363
American National Bankshares, Inc.(c)	7,392	270,325
Ameris Bancorp	79,362	4,087,937
AMERISAFE, Inc.	37,823	2,209,241
Arbor Realty Trust, Inc.(c)	175,408	2,415,368
Ares Commercial Real Estate Corp.(c)	85,309	1,052,713
Ares Management Corp., Class A	37,491	2,842,943
Argo Group International Holdings Ltd.	89,285	2,220,518
ARMOUR Residential REIT, Inc.	137,426	731,106
Arrow Financial Corp.(c)	12,365	430,559
Artisan Partners Asset Management, Inc., Class A(c)	100,944	2,877,913
AssetMark Financial Holdings, Inc.(b)	16,588	343,537
Atlanticus Holdings Corp.(b)(c)	6,321	180,528
Axos Financial, Inc.(b)	58,574	2,282,043
B. Riley Financial, Inc.(c)	25,067	1,019,726
Banc of California, Inc.	77,179	1,287,346
BancFirst Corp.	17,357	1,663,148
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	68,815	1,079,707
Bancorp, Inc. (The)(b)(c)	39,680	1,094,374
Bank First Corp.(c)	4,154	357,867
Bank of Marin Bancorp	17,715	639,512
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	68,587	2,368,995
Banner Corp.	60,768	4,542,408
Bar Harbor Bankshares	11,566	347,096
Berkshire Hills Bancorp, Inc.(c)	70,425	2,059,931
BGC Partners, Inc., Class A(c)	699,965	2,771,861
Blucora, Inc.(b)(c)	52,492	1,156,399
Blue Foundry Bancorp(b)(c)	19,177	236,069
Bridgewater Bancshares, Inc.(b)(c)	18,738	358,271
Brightsphere Investment Group, Inc.	75,203	1,415,320
BrightSpire Capital, Inc.(c)	225,258	1,729,981
Broadmark Realty Capital, Inc.	225,227	1,310,821
Brookline Bancorp, Inc.	122,667	1,686,671
Business First Bancshares, Inc.	14,391	356,609
Byline Bancorp, Inc.	27,703	640,493
Cambridge Bancorp	4,683	411,402
Camden National Corp.(c)	20,458	890,332
Capital City Bank Group, Inc.	12,752	451,676
Capitol Federal Financial, Inc.	325,870	2,665,617
Capstar Financial Holdings, Inc.	20,489	362,246
Carter Bankshares, Inc.(b)	24,044	430,388
Central Pacific Financial Corp.	49,594	1,017,669
Central Valley Community Bancorp	14,732	274,015
Cherry Hill Mortgage Investment Corp.(c)	56,452	306,534
Citizens & Northern Corp.	11,383	270,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
City Holding Co.	22,484	$2,267,511
Civista Bancshares, Inc.(c)	14,459	342,678
CNA Financial Corp.	57,331	2,390,703
CNB Financial Corp.	14,215	361,345
Cohen & Steers, Inc.	22,469	1,351,735
Columbia Financial, Inc.(b)(c)	28,666	588,800
Community Trust Bancorp, Inc.	18,587	878,979
Compass Diversified Holdings	167,971	3,574,423
ConnectOne Bancorp, Inc.	44,845	1,123,367
Cowen, Inc., Class A(c)	77,093	2,977,332
Credit Acceptance Corp.(b)(c)	7,665	3,568,977
CrossFirst Bankshares, Inc.(b)	40,525	563,703
Curo Group Holdings Corp.(c)	59,907	309,719
Customers Bancorp, Inc.(b)	36,418	1,226,922
CVB Financial Corp.	163,629	4,699,425
Diamond Hill Investment Group, Inc.	3,674	661,136
Dime Community Bancshares, Inc.	29,641	1,023,504
Donnelley Financial Solutions, Inc.(b)(c)	49,831	2,014,667
Dynex Capital, Inc.	86,344	1,030,947
Eagle Bancorp, Inc.	38,299	1,734,179
Eastern Bankshares, Inc.(c)	165,635	3,175,223
eHealth, Inc.(b)	87,633	234,856
Elevate Credit, Inc.(b)	91,145	92,968
Ellington Financial, Inc.	45,769	612,389
Ellington Residential Mortgage REIT(c)	40,183	268,824
Employers Holdings, Inc.	46,738	2,038,244
Encore Capital Group, Inc.(b)(c)	50,324	2,562,498
Enova International, Inc.(b)	74,229	2,782,845
Enterprise Bancorp, Inc.	6,678	208,888
Enterprise Financial Services Corp.(c)	33,918	1,813,595
Equity Bancshares, Inc., Class A	18,073	645,568
Farmers National Banc Corp.	35,486	487,578
FB Financial Corp.	35,492	1,489,244
Federal Agricultural Mortgage Corp., Class C(c)	12,822	1,477,094
Financial Institutions, Inc.(c)	24,298	579,021
First Bancorp	263,997	4,168,513
First Bancorp/Southern Pines NC	36,153	1,611,339
First Bancshares, Inc. (The)(c)	23,046	754,526
First Busey Corp.	81,709	2,157,935
First Commonwealth Financial Corp.	145,676	2,088,994
First Community Bankshares, Inc.	14,120	525,829
First Financial Bancorp	137,038	3,572,581
First Financial Bankshares, Inc.	70,039	2,695,801
First Financial Corp.	27,039	1,311,121
First Foundation, Inc.	29,598	472,384
First Internet Bancorp	10,142	260,548
First Interstate BancSystem, Inc., Class A	75,113	3,425,904
First Merchants Corp.(c)	77,834	3,494,747
First Mid Bancshares, Inc.(c)	11,282	404,008
First of Long Island Corp. (The)	24,427	429,427
FirstCash Holdings, Inc.(c)	45,278	4,457,619
Five Star Bancorp	9,813	284,675
Flushing Financial Corp.(c)	45,468	895,720
Focus Financial Partners, Inc., Class A(b)(c)	35,980	1,251,744
Fresh Market, Inc.(b)(e)	8,153	0
German American Bancorp, Inc.(c)	17,527	688,636
Granite Point Mortgage Trust, Inc.	158,150	1,243,059
Great Ajax Corp.(c)	37,184	315,692

	Shares	Value
Financials-(continued)
Great Southern Bancorp, Inc.	19,522	$1,209,974
Green Dot Corp., Class A(b)	87,943	1,673,555
Greenhill & Co., Inc.	38,969	276,290
Greenlight Capital Re Ltd., Class A(b)(c)	46,672	393,912
Hamilton Lane, Inc., Class A(c)	10,898	651,918
Hanmi Financial Corp.	57,985	1,552,838
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	44,312	1,204,400
HarborOne Bancorp, Inc.	65,235	993,529
HCI Group, Inc.(c)	6,729	246,551
Heartland Financial USA, Inc.(c)	58,425	2,881,521
Heritage Commerce Corp.	71,156	1,017,531
Heritage Financial Corp.	64,903	2,186,582
Heritage Insurance Holdings, Inc.	91,684	137,526
Hilltop Holdings, Inc.	122,567	3,548,315
Hingham Institution for Savings (The)	1,102	272,470
Home Bancorp, Inc.	7,379	315,452
HomeStreet, Inc.	34,064	884,301
HomeTrust Bancshares, Inc.	22,289	535,605
Horace Mann Educators Corp.	95,897	3,784,096
Horizon Bancorp, Inc.	66,109	985,685
Houlihan Lokey, Inc.	29,356	2,622,078
Independent Bank Corp.	38,958	3,389,736
Independent Bank Corporation	35,091	811,655
Independent Bank Group, Inc.	42,830	2,702,145
Interactive Brokers Group, Inc., Class A	22,555	1,807,783
International Bancshares Corp.	91,434	4,535,126
Invesco Mortgage Capital, Inc.(f)	64,898	759,956
Investors Title Co.	1,892	278,029
James River Group Holdings Ltd.(c)	100,583	2,541,732
Kearny Financial Corp.(c)	115,618	1,172,367
Kinsale Capital Group, Inc.	4,894	1,542,442
KKR Real Estate Finance Trust, Inc.(c)	69,340	1,207,903
Ladder Capital Corp.	301,389	3,215,821
Lakeland Bancorp, Inc.	84,225	1,570,796
Lakeland Financial Corp.	20,530	1,696,805
Lemonade, Inc.(b)(c)	15,177	367,283
LendingClub Corp.(b)	100,409	1,068,352
LendingTree, Inc.(b)	11,530	290,902
Live Oak Bancshares, Inc.(c)	12,025	390,452
Macatawa Bank Corp.	35,546	381,409
MarketAxess Holdings, Inc.	8,976	2,190,503
MBIA, Inc.(b)(c)	23,947	257,670
Medallion Financial Corp.(c)	47,735	354,194
Mercantile Bank Corp.	19,138	668,873
Merchants Bancorp	13,631	326,462
Mercury General Corp.	72,516	2,102,964
Metrocity Bankshares, Inc.	13,819	307,473
Metropolitan Bank Holding Corp.(b)(c)	6,170	407,220
Mid Penn Bancorp, Inc.	11,535	394,266
Midland States Bancorp, Inc.(c)	37,760	1,058,790
MidWestOne Financial Group, Inc.	12,357	415,195
Moelis & Co., Class A(c)	80,048	3,398,838
Morningstar, Inc.(c)	7,863	1,825,631
Mr. Cooper Group, Inc.(b)(c)	83,196	3,285,410
MVB Financial Corp.	9,435	233,611
National Bank Holdings Corp., Class A	34,342	1,504,866
National Western Life Group, Inc., Class A	2,626	520,001
NBT Bancorp, Inc.(c)	57,724	2,735,540
Nelnet, Inc., Class A(c)	31,489	2,805,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
New York Mortgage Trust, Inc.	1,168,427	$3,143,069
Nicolet Bankshares, Inc.(b)(c)	9,910	756,034
NMI Holdings, Inc., Class A(b)	102,992	2,258,615
Northfield Bancorp, Inc.	62,936	1,009,493
Northrim BanCorp, Inc.	8,279	403,436
Northwest Bancshares, Inc.	254,485	3,832,544
OceanFirst Financial Corp.(c)	103,798	2,343,759
Ocwen Financial Corp.(b)(c)	22,835	713,365
OFG Bancorp	77,156	2,151,109
Old Second Bancorp, Inc.	22,489	359,824
Oportun Financial Corp.(b)	51,394	282,667
Orchid Island Capital, Inc.(c)	29,676	298,837
Origin Bancorp, Inc.	20,819	860,449
Oscar Health, Inc., Class A(b)(c)	37,830	141,106
Pacific Premier Bancorp, Inc.	100,904	3,673,915
Palomar Holdings, Inc.(b)(c)	9,487	843,964
Park National Corp.(c)	13,799	2,035,353
Pathward Financial, Inc.	30,815	1,295,154
PCB Bancorp(c)	15,335	283,698
Peapack-Gladstone Financial Corp.	17,931	709,530
PennyMac Financial Services, Inc.	67,510	3,599,633
Peoples Bancorp, Inc.	39,203	1,186,675
Peoples Financial Services Corp.	5,948	327,081
Piper Sandler Cos.(c)	13,631	1,744,359
PJT Partners, Inc., Class A(c)	9,359	696,310
PRA Group, Inc.(b)(c)	70,074	2,347,479
Preferred Bank	15,028	1,155,202
Premier Financial Corp.	52,622	1,518,145
Primis Financial Corp.(c)	19,476	251,046
ProAssurance Corp.	86,806	1,927,961
PROG Holdings, Inc.(b)	107,825	1,781,269
Provident Financial Services, Inc.(c)	126,785	2,842,520
QCR Holdings, Inc.(c)	17,076	865,924
RBB Bancorp	13,611	306,384
Ready Capital Corp.(c)	113,939	1,380,941
Redwood Trust, Inc.(c)	308,333	2,198,414
Regional Management Corp.	19,185	651,523
Renasant Corp.	103,295	4,170,019
Republic Bancorp, Inc., Class A	9,295	430,823
Republic First Bancorp, Inc.(b)(c)	57,290	162,131
RLI Corp.	35,833	4,660,798
Robinhood Markets, Inc., Class A(b)(c)	37,533	438,385
Root, Inc., Class A(b)(c)	15,481	132,053
S&T Bancorp, Inc.	58,324	2,205,230
Safety Insurance Group, Inc.(c)	30,811	2,679,016
Sandy Spring Bancorp, Inc.(c)	57,154	2,025,538
Sculptor Capital Management, Inc.(c)	25,534	270,916
Seacoast Banking Corp. of Florida(c)	51,058	1,577,692
Selectquote, Inc.(b)(c)	386,085	260,221
ServisFirst Bancshares, Inc.(c)	23,980	1,806,413
Shore Bancshares, Inc.(c)	15,176	302,609
Sierra Bancorp	15,284	337,012
Silvergate Capital Corp., Class A(b)	4,199	238,335
SiriusPoint Ltd. (Bermuda)(b)	168,076	1,079,048
SmartFinancial, Inc.	11,941	349,155
South Plains Financial, Inc.	10,154	317,516
Southern First Bancshares, Inc.(b)	8,760	391,397
Southern Missouri Bancorp, Inc.	7,892	404,465
Southside Bancshares, Inc.(c)	40,880	1,399,731
Stellar Bancorp, Inc.(c)	55,038	1,807,448

	Shares	Value
Financials-(continued)
StepStone Group, Inc., Class A(c)	16,356	$482,829
Stewart Information Services Corp.	50,599	1,971,337
Stock Yards Bancorp, Inc.(c)	20,807	1,626,899
StoneX Group, Inc.(b)	19,448	1,814,887
TFS Financial Corp.(c)	51,063	717,435
Tiptree, Inc.(c)	42,806	521,377
Tompkins Financial Corp.	14,598	1,209,298
Towne Bank	107,303	3,534,561
TPG RE Finance Trust, Inc.	151,303	1,281,536
Tradeweb Markets, Inc., Class A	34,678	1,910,064
Trean Insurance Group, Inc.(b)	47,845	175,591
TriCo Bancshares(c)	37,760	2,186,682
Triumph Bancorp, Inc.(b)(c)	14,704	757,256
Trupanion, Inc.(b)(c)	8,085	408,050
TrustCo Bank Corp.	32,891	1,227,492
Trustmark Corp.(c)	125,565	4,591,912
United Community Banks, Inc.(c)	103,112	3,969,812
United Fire Group, Inc.	33,166	898,799
United Insurance Holdings Corp.	78,308	31,957
Universal Insurance Holdings, Inc.	136,367	1,369,125
Univest Financial Corp.	35,718	1,005,105
Veritex Holdings, Inc.	43,344	1,368,804
Vinci Partners Investments Ltd., Class A (Brazil)(c)	38,679	406,903
Virtu Financial, Inc., Class A	87,205	1,951,648
Virtus Investment Partners, Inc.	7,154	1,226,839
Walker & Dunlop, Inc.	23,703	2,132,322
Washington Trust Bancorp, Inc.	27,309	1,324,487
Waterstone Financial, Inc.	50,653	860,088
West Bancorporation, Inc.	12,988	291,840
Westamerica Bancorporation	34,369	2,155,967
Western Asset Mortgage Capital Corp.	18,486	199,464
WisdomTree Investments, Inc.(c)	203,182	1,103,278
World Acceptance Corp.(b)(c)	6,587	534,996
WSFS Financial Corp.	56,452	2,628,405
XP, Inc., Class A (Brazil)(b)(c)	47,896	877,934

		363,524,236

Health Care-10.41%
10X Genomics, Inc., Class A(b)(c)	9,058	246,196
1Life Healthcare, Inc.(b)	51,716	884,344
2seventy bio, Inc.(b)(c)	20,619	327,430
ABIOMED, Inc.(b)	10,724	2,703,306
Acadia Pharmaceuticals, Inc.(b)	25,002	400,782
Accolade, Inc.(b)(c)	22,362	241,062
Accuray, Inc.(b)	130,942	267,122
AdaptHealth Corp.(b)(c)	55,002	1,254,046
Adaptive Biotechnologies Corp.(b)(c)	50,128	389,996
Addus HomeCare Corp.(b)(c)	17,400	1,782,108
Adverum Biotechnologies, Inc.(b)	305,539	264,291
agilon health, inc.(b)(c)	19,874	394,499
Agios Pharmaceuticals, Inc.(b)(c)	17,855	491,727
Akebia Therapeutics, Inc.(b)	246,549	62,747
Alignment Healthcare, Inc.(b)(c)	41,877	554,451
Alkermes PLC(b)	82,329	1,868,868
Allakos, Inc.(b)	80,479	469,193
Allogene Therapeutics, Inc.(b)(c)	60,471	622,851
Allscripts Healthcare Solutions, Inc.(b)(c)	193,175	2,839,672
Alnylam Pharmaceuticals, Inc.(b)	9,083	1,882,543
Amedisys, Inc.(b)	23,057	2,250,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
American Well Corp., Class A(b)(c)	283,605	$1,159,944
Amicus Therapeutics, Inc.(b)	43,893	438,930
AMN Healthcare Services, Inc.(b)	39,647	4,975,698
Amneal Pharmaceuticals, Inc.(b)	191,177	420,589
Amphastar Pharmaceuticals, Inc.(b)(c)	23,702	732,392
AnaptysBio, Inc.(b)(c)	10,560	304,656
AngioDynamics, Inc.(b)	33,370	470,183
ANI Pharmaceuticals, Inc.(b)(c)	11,268	434,832
Anika Therapeutics, Inc.(b)	18,824	534,978
Annexon, Inc.(b)(c)	49,571	236,949
Arcturus Therapeutics Holdings, Inc.(b)(c)	15,803	279,713
Arcus Biosciences, Inc.(b)(c)	11,760	299,645
Arrowhead Pharmaceuticals, Inc.(b)(c)	12,192	424,404
Artivion, Inc.(b)(c)	38,361	428,109
Arvinas, Inc.(b)(c)	9,183	456,487
Assertio Holdings, Inc.(b)(c)	214,971	554,625
Atara Biotherapeutics, Inc.(b)(c)	37,559	175,025
Atea Pharmaceuticals, Inc.(b)(c)	83,927	503,562
AtriCure, Inc.(b)	9,804	412,944
Atrion Corp.(c)	826	495,856
Aurinia Pharmaceuticals, Inc. (Canada)(b)	25,077	203,876
Avanos Medical, Inc.(b)	69,312	1,535,261
Aveanna Healthcare Holdings, Inc.(b)(c)	73,984	102,838
Avidity Biosciences, Inc.(b)(c)	18,040	257,611
Axonics, Inc.(b)	6,766	494,865
Azenta, Inc.(c)	26,061	1,157,108
Bio-Techne Corp.	8,459	2,506,063
Bluebird Bio, Inc.(b)(c)	166,562	1,044,344
Blueprint Medicines Corp.(b)(c)	27,451	1,423,060
Bruker Corp.	37,619	2,326,359
Butterfly Network, Inc.(b)(c)	52,152	255,545
Cardiovascular Systems, Inc.(b)	24,973	360,610
CareDx, Inc.(b)(c)	9,724	193,605
Castle Biosciences, Inc.(b)(c)	10,318	263,315
Certara, Inc.(b)(c)	35,921	439,314
Chemed Corp.	7,545	3,522,534
Chinook Therapeutics, Inc.(b)(c)	21,628	470,409
Clover Health Investments Corp.(b)(c)	245,268	387,523
Coherus Biosciences, Inc.(b)(c)	33,223	289,040
Collegium Pharmaceutical, Inc.(b)(c)	18,129	325,234
Computer Programs & Systems, Inc.(b)	21,383	690,671
CONMED Corp.(c)	15,533	1,238,446
Corcept Therapeutics, Inc.(b)	46,552	1,331,387
CorVel Corp.(b)	3,458	567,838
CRISPR Therapeutics AG (Switzerland)(b)(c)	29,545	1,546,385
Cross Country Healthcare, Inc.(b)(c)	44,702	1,657,997
CryoPort, Inc.(b)(c)	10,379	288,121
CureVac N.V. (Germany)(b)	17,024	123,935
Deciphera Pharmaceuticals, Inc.(b)(c)	50,964	826,636
Denali Therapeutics, Inc.(b)	32,956	945,178
DexCom, Inc.(b)	36,208	4,373,202
Eagle Pharmaceuticals, Inc.(b)(c)	12,063	379,623
Editas Medicine, Inc.(b)(c)	30,193	378,922
Emergent BioSolutions, Inc.(b)	81,647	1,703,156
Enanta Pharmaceuticals, Inc.(b)(c)	11,565	521,697
Ensign Group, Inc. (The)	32,562	2,923,416
Evolent Health, Inc., Class A(b)(c)	48,782	1,551,755
Exact Sciences Corp.(b)(c)	50,142	1,743,939
Exelixis, Inc.(b)	198,583	3,292,506

	Shares	Value
Health Care-(continued)
Fate Therapeutics, Inc.(b)(c)	10,977	$229,639
FibroGen, Inc.(b)(c)	39,928	650,028
Fulgent Genetics, Inc.(b)(c)	10,701	424,081
Glaukos Corp.(b)(c)	18,481	1,036,230
Globus Medical, Inc., Class A(b)(c)	39,741	2,662,647
Gossamer Bio., Inc.(b)(c)	30,673	340,470
Guardant Health, Inc.(b)(c)	23,478	1,162,161
Haemonetics Corp.(b)(c)	45,144	3,834,983
Halozyme Therapeutics, Inc.(b)	11,205	535,711
Health Catalyst, Inc.(b)(c)	15,322	135,140
HealthEquity, Inc.(b)(c)	46,748	3,642,137
HealthStream, Inc.(b)	25,819	637,729
Heron Therapeutics, Inc.(b)(c)	38,854	149,588
Heska Corp.(b)(c)	3,625	260,130
ICU Medical, Inc.(b)(c)	12,860	1,908,553
Inmode Ltd.(b)	9,008	309,155
Innoviva, Inc.(b)(c)	44,784	607,271
Inogen, Inc.(b)	24,360	551,998
Inovio Pharmaceuticals, Inc.(b)	162,595	351,205
Insmed, Inc.(b)(c)	15,480	268,114
Inspire Medical Systems, Inc.(b)	1,365	266,107
Insulet Corp.(b)(c)	6,155	1,592,976
Integer Holdings Corp.(b)	43,986	2,741,647
Integra LifeSciences Holdings Corp.(b)	51,966	2,611,291
Intellia Therapeutics, Inc.(b)	6,538	345,076
Intra-Cellular Therapies, Inc.(b)	11,014	503,009
Invacare Corp.(b)(c)	384,305	285,270
Invitae Corp.(b)(c)	215,331	555,554
Ionis Pharmaceuticals, Inc.(b)(c)	53,662	2,371,860
Iovance Biotherapeutics, Inc.(b)	41,447	387,115
iRhythm Technologies, Inc.(b)	4,520	576,255
Ironwood Pharmaceuticals, Inc.(b)(c)	28,835	315,455
Karuna Therapeutics, Inc.(b)(c)	2,511	550,763
Kodiak Sciences, Inc.(b)(c)	11,578	83,130
Kronos Bio, Inc.(b)(c)	50,946	150,800
Kura Oncology, Inc.(b)(c)	45,253	702,327
Lannett Co., Inc.(b)(c)	390,411	171,781
Lantheus Holdings, Inc.(b)	41,667	3,082,941
LeMaitre Vascular, Inc.	8,924	387,302
LHC Group, Inc.(b)	29,947	5,004,144
Ligand Pharmaceuticals, Inc.(b)(c)	12,536	1,098,780
LivaNova PLC(b)(c)	30,894	1,455,107
MacroGenics, Inc.(b)(c)	39,197	200,689
Maravai LifeSciences Holdings, Inc., Class A(b)	8,403	139,490
Masimo Corp.(b)	23,227	3,056,673
Medpace Holdings, Inc.(b)(c)	12,764	2,833,353
Meridian Bioscience, Inc.(b)(c)	38,619	1,234,649
Merit Medical Systems, Inc.(b)(c)	38,074	2,618,349
Mesa Laboratories, Inc.(c)	2,007	265,345
Mirati Therapeutics, Inc.(b)(c)	12,466	839,211
Moderna, Inc.(b)	17,922	2,694,214
ModivCare, Inc.(b)(c)	18,694	1,817,805
Multiplan Corp.(b)(c)	888,498	2,549,989
Myriad Genetics, Inc.(b)	77,321	1,603,638
NanoString Technologies, Inc.(b)(c)	13,578	142,026
Natera, Inc.(b)	10,757	505,149
National HealthCare Corp.	14,446	880,050
National Research Corp.	14,190	577,959
Nektar Therapeutics(b)(c)	143,049	537,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Neogen Corp.(b)	49,355	$651,486
NeoGenomics, Inc.(b)(c)	50,747	385,931
Neurocrine Biosciences, Inc.(b)	20,172	2,322,201
Nevro Corp.(b)(c)	10,978	420,897
NextGen Healthcare, Inc.(b)(c)	50,725	1,016,529
Novavax, Inc.(b)(c)	9,561	212,923
Novocure Ltd.(b)(c)	9,878	697,979
NuVasive, Inc.(b)	63,224	2,790,075
Oak Street Health, Inc.(b)(c)	26,475	535,589
Omnicell, Inc.(b)	18,101	1,399,569
OPKO Health, Inc.(b)(c)	554,504	1,053,558
Option Care Health, Inc.(b)	119,092	3,603,724
OraSure Technologies, Inc.(b)(c)	89,505	390,242
Orthofix Medical, Inc.(b)	29,462	473,160
Outset Medical, Inc.(b)(c)	9,095	141,336
Pacific Biosciences of California, Inc.(b)(c)	33,753	284,875
Pacira BioSciences, Inc.(b)(c)	16,827	870,966
PDL BioPharma, Inc.(b)(e)	527,611	1,201,898
Pennant Group, Inc. (The)(b)(c)	29,849	367,441
Penumbra, Inc.(b)(c)	4,918	843,289
PetIQ, Inc.(b)(c)	41,367	340,037
Phibro Animal Health Corp., Class A	32,169	472,563
Phreesia, Inc.(b)(c)	13,644	372,754
Prestige Consumer Healthcare, Inc.(b)	63,406	3,454,359
Protagonist Therapeutics, Inc.(b)	12,001	97,208
PTC Therapeutics, Inc.(b)(c)	20,006	756,627
QuidelOrtho Corp.(b)	45,410	4,078,726
R1 RCM, Inc.(b)(c)	22,755	401,853
RadNet, Inc.(b)	67,655	1,293,564
Reata Pharmaceuticals, Inc., Class A(b)(c)	14,188	456,854
REGENXBIO, Inc.(b)(c)	18,266	432,356
Relay Therapeutics, Inc.(b)(c)	27,633	614,005
Repligen Corp.(b)(c)	12,006	2,190,975
Replimune Group, Inc.(b)(c)	21,472	394,226
Revance Therapeutics, Inc.(b)(c)	30,961	690,740
Rocket Pharmaceuticals, Inc.(b)(c)	19,419	362,359
Sage Therapeutics, Inc.(b)(c)	65,240	2,456,938
Sangamo Therapeutics, Inc.(b)(c)	86,791	381,012
Sarepta Therapeutics, Inc.(b)(c)	14,090	1,606,542
Schrodinger, Inc.(b)(c)	18,527	444,092
Seagen, Inc.(b)	29,148	3,706,460
SeaSpine Holdings Corp.(b)	23,676	152,237
Seer, Inc.(b)(c)	24,685	193,284
SIGA Technologies, Inc.(c)	63,458	583,179
SNDL, Inc. (Canada)(b)(c)	47,426	116,668
Sotera Health Co.(b)	45,910	315,861
SpringWorks Therapeutics, Inc.(b)(c)	6,593	158,298
STAAR Surgical Co.(b)(c)	5,255	372,422
Supernus Pharmaceuticals, Inc.(b)(c)	53,373	1,829,093
Surgery Partners, Inc.(b)(c)	22,019	598,697
Sutro Biopharma, Inc.(b)(c)	44,517	326,310
Tabula Rasa HealthCare, Inc.(b)(c)	47,403	185,820
Tactile Systems Technology, Inc.(b)	19,150	142,476
Tandem Diabetes Care, Inc.(b)(c)	5,742	322,413
Taro Pharmaceutical Industries Ltd.(b)	8,146	243,810
TG Therapeutics, Inc.(b)(c)	48,424	281,828
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	74,576	303,524
Travere Therapeutics, Inc.(b)	12,781	277,092
Twist Bioscience Corp.(b)(c)	7,194	236,179
UFP Technologies, Inc.(b)(c)	5,844	548,459

	Shares	Value
Health Care-(continued)
Ultragenyx Pharmaceutical, Inc.(b)	19,102	$772,867
uniQure N.V. (Netherlands)(b)	16,670	310,395
US Physical Therapy, Inc.(c)	9,699	861,271
Vanda Pharmaceuticals, Inc.(b)	53,360	558,679
Varex Imaging Corp.(b)(c)	65,888	1,456,784
Vaxcyte, Inc.(b)(c)	13,449	586,511
Veeva Systems, Inc., Class A(b)	19,539	3,281,380
Veracyte, Inc.(b)(c)	20,219	406,604
Vir Biotechnology, Inc.(b)(c)	12,359	271,651
Xencor, Inc.(b)(c)	21,202	593,656
Zentalis Pharmaceuticals, Inc.(b)(c)	5,636	141,407
Zogenix, Inc.(b)(c)(e)	11,278	7,669
Zymeworks, Inc.(b)(c)	51,396	381,872

		206,498,639

Industrials-17.34%
3D Systems Corp.(b)(c)	56,225	496,467
AAON, Inc.(c)	18,014	1,161,723
AAR Corp.(b)	59,865	2,653,217
ACCO Brands Corp.(c)	194,502	894,709
Advanced Drainage Systems, Inc.	20,775	2,407,407
Aerojet Rocketdyne Holdings, Inc.(b)	91,332	4,425,035
AeroVironment, Inc.(b)(c)	18,968	1,735,572
Air Transport Services Group, Inc.(b)(c)	112,420	3,282,664
Alamo Group, Inc.	10,700	1,627,256
Alaska Air Group, Inc.(b)	57,511	2,556,939
Albany International Corp., Class A(c)	27,845	2,551,159
Alight, Inc., Class A(b)(c)	40,408	334,982
Allegiant Travel Co.(b)(c)	5,230	392,512
Allied Motion Technologies, Inc.	10,830	366,271
Alta Equipment Group, Inc.	27,969	342,061
Altra Industrial Motion Corp.	83,612	5,028,426
Ameresco, Inc., Class A(b)(c)	19,863	1,201,314
American Woodmark Corp.(b)	58,762	2,664,857
API Group Corp.(b)(c)	186,267	3,071,543
Apogee Enterprises, Inc.	47,199	2,165,490
ARC Document Solutions, Inc.	87,705	212,246
ArcBest Corp.(c)	40,135	3,187,923
Arcosa, Inc.	78,996	5,071,543
Argan, Inc.	32,629	1,131,247
Armstrong World Industries, Inc.	28,465	2,151,100
Array Technologies, Inc.(b)(c)	88,396	1,599,968
Astec Industries, Inc.	34,129	1,489,731
Astronics Corp.(b)(c)	63,352	586,640
Atkore, Inc.(b)	31,335	2,986,225
Atlas Corp. (Canada)(c)	136,857	2,024,115
Axon Enterprise, Inc.(b)	12,501	1,818,145
AZEK Co., Inc. (The)(b)(c)	69,223	1,212,095
AZZ, Inc.	40,964	1,646,753
Babcock & Wilcox Enterprises, Inc.(b)(c)	82,071	374,244
Barnes Group, Inc.(c)	75,258	2,661,875
Barrett Business Services, Inc.	17,791	1,551,731
Bloom Energy Corp., Class A(b)(c)	25,323	473,793
Blue Bird Corp.(b)(c)	26,110	239,429
BlueLinx Holdings, Inc.(b)(c)	29,097	2,050,175
Brady Corp., Class A	63,806	2,919,124
BrightView Holdings, Inc.(b)	116,740	1,041,321
Caesarstone Ltd.	49,318	437,944
Casella Waste Systems, Inc., Class A(b)	21,945	1,795,320
CBIZ, Inc.(b)	54,286	2,694,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Chart Industries, Inc.(b)(c)	29,229	$6,514,560
Cimpress PLC (Ireland)(b)(c)	34,910	812,705
CIRCOR International, Inc.(b)(c)	30,692	634,404
Civeo Corp.(b)	15,166	470,146
Columbus McKinnon Corp.	30,684	875,108
Comfort Systems USA, Inc.	34,521	4,255,749
Commercial Vehicle Group, Inc.(b)(c)	74,998	377,990
Construction Partners, Inc., Class A(b)(c)	30,425	947,434
Copa Holdings S.A., Class A (Panama)(b)(c)	12,845	966,329
Core & Main, Inc., Class A(b)(c)	58,996	1,391,126
CoreCivic, Inc.(b)	350,326	3,667,913
Costamare, Inc. (Monaco)	106,822	1,008,400
Covenant Logistics Group, Inc., Class A(c)	50,043	1,893,627
CRA International, Inc.	7,059	725,242
CSW Industrials, Inc.	8,116	1,046,315
Danaos Corp. (Greece)	14,850	841,995
Daseke, Inc.(b)(c)	193,798	1,155,036
Deluxe Corp.(c)	79,995	1,470,308
Desktop Metal, Inc., Class A(b)(c)	103,865	262,778
Diana Shipping, Inc. (Greece)	84,369	364,474
Distribution Solutions Group, Inc.(b)(c)	6,071	182,616
Douglas Dynamics, Inc.	34,880	1,184,176
Driven Brands Holdings, Inc.(b)(c)	26,416	844,784
Ducommun, Inc., (Acquired 05/16/2017 - 10/26/2022; Cost $516,536)(b)(d)	13,149	620,764
Dun & Bradstreet Holdings, Inc.(c)	156,883	2,015,947
DXP Enterprises, Inc.(b)	36,564	1,046,096
Eagle Bulk Shipping, Inc.(c)	9,453	457,336
Encore Wire Corp.(c)	16,855	2,319,079
Enerpac Tool Group Corp.	58,758	1,493,041
Ennis, Inc.	51,235	1,155,862
EnPro Industries, Inc.	23,634	2,517,021
ESCO Technologies, Inc.	26,886	2,316,767
Evoqua Water Technologies Corp.(b)	59,087	2,315,029
Exponent, Inc.	16,889	1,608,846
Federal Signal Corp.(c)	58,370	2,722,960
Forrester Research, Inc.(b)	7,924	335,344
Forward Air Corp.	21,840	2,312,201
Franklin Covey Co.(b)	5,650	285,890
Franklin Electric Co., Inc.	31,018	2,541,615
FuelCell Energy, Inc.(b)(c)	56,465	176,171
Gates Industrial Corp. PLC(b)(c)	190,494	2,124,008
Genco Shipping & Trading Ltd.(c)	36,458	488,537
Gibraltar Industries, Inc.(b)	45,872	2,343,142
Global Industrial Co.	21,812	692,313
Global Ship Lease, Inc., Class A (United Kingdom)(c)	16,256	277,978
Golden Ocean Group Ltd. (Norway)(c)	129,945	1,082,442
Gorman-Rupp Co. (The)	23,559	639,391
GrafTech International Ltd.(c)	298,158	1,517,624
Granite Construction, Inc.	107,498	3,625,908
Great Lakes Dredge & Dock Corp.(b)(c)	78,930	596,711
Griffon Corp.	94,552	3,038,901
H&E Equipment Services, Inc.(c)	75,014	2,832,529
Harsco Corp.(b)(c)	152,395	806,170
Hawaiian Holdings, Inc.(b)(c)	45,187	652,048
Hayward Holdings, Inc.(b)(c)	32,144	297,332
Healthcare Services Group, Inc.	195,700	2,731,972
Heartland Express, Inc.(c)	82,121	1,221,960

	Shares	Value
Industrials-(continued)
Heidrick & Struggles International, Inc.	22,990	$647,398
Helios Technologies, Inc.	19,330	1,095,818
Heritage-Crystal Clean, Inc.(b)	19,638	539,456
Hillenbrand, Inc.	88,872	3,926,365
Hillman Solutions Corp.(b)(c)	28,325	221,218
HNI Corp.(c)	79,288	2,298,559
Huron Consulting Group, Inc.(b)	33,071	2,435,018
Hydrofarm Holdings Group, Inc.(b)(c)	21,975	56,696
Hyliion Holdings Corp.(b)(c)	119,654	341,014
Hyster-Yale Materials Handling, Inc.(c)	38,718	1,129,017
IAA, Inc.(b)(c)	91,539	3,472,074
ICF International, Inc.(c)	23,413	2,800,897
Ideanomics, Inc.(b)(c)	285,743	87,152
IES Holdings, Inc.(b)	12,815	423,408
INNOVATE Corp.(b)(c)	113,512	83,749
Insperity, Inc.	44,264	5,224,037
Insteel Industries, Inc.	24,425	643,599
Interface, Inc.	106,591	1,205,544
JetBlue Airways Corp.(b)	236,988	1,905,384
John Bean Technologies Corp.(c)	20,843	1,900,882
Kadant, Inc.	6,950	1,236,752
Kaman Corp.	52,106	1,672,603
Kelly Services, Inc., Class A	50,456	824,451
Kforce, Inc.(c)	23,345	1,477,038
Kimball International, Inc., Class B	84,359	623,413
Korn Ferry	55,617	3,091,749
Kornit Digital Ltd. (Israel)(b)	7,714	206,118
Kratos Defense & Security Solutions, Inc.(b)(c)	111,111	1,231,110
Lindsay Corp.	8,302	1,405,529
Luxfer Holdings PLC (United Kingdom)	36,522	528,473
Lyft, Inc., Class A(b)	80,010	1,171,346
Manitowoc Co., Inc. (The)(b)	112,257	1,023,784
Marten Transport Ltd.	92,903	1,743,789
Masonite International Corp.(b)	40,921	2,927,079
Matrix Service Co.(b)(c)	227,392	1,114,221
Matson, Inc.	9,340	687,237
Matthews International Corp., Class A(c)	56,212	1,510,979
Maxar Technologies, Inc.	127,029	2,837,828
Mayville Engineering Co., Inc.(b)	28,716	190,961
McGrath RentCorp	31,564	2,968,594
Mercury Systems, Inc.(b)(c)	48,629	2,353,644
Mesa Air Group, Inc.(b)	98,875	146,335
Miller Industries, Inc.	15,331	389,867
MillerKnoll, Inc.	98,740	2,091,313
Mistras Group, Inc.(b)	41,077	188,954
Montrose Environmental Group, Inc.(b)(c)	9,714	425,279
Moog, Inc., Class A	49,271	4,175,717
MRC Global, Inc.(b)(c)	256,329	2,570,980
MSA Safety, Inc.	23,324	3,131,014
Mueller Water Products, Inc., Class A	182,939	2,140,386
MYR Group, Inc.(b)	25,607	2,240,869
National Presto Industries, Inc.	15,408	1,086,110
Navios Maritime Holdings, Inc. (Greece)(b)	106,198	204,962
Nikola Corp.(b)(c)	76,402	289,564
NN, Inc.(b)	111,952	278,760
Northwest Pipe Co.(b)(c)	18,876	641,595
NOW, Inc.(b)	313,455	3,990,282
NV5 Global, Inc.(b)(c)	9,451	1,369,922
PAM Transportation Services, Inc.(b)	8,297	231,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Park Aerospace Corp.	40,372	$502,228
Park-Ohio Holdings Corp.	20,758	236,018
Parsons Corp.(b)(c)	49,103	2,301,949
PGT Innovations, Inc.(b)	85,096	1,813,396
Plug Power, Inc.(b)(c)	71,930	1,149,441
Powell Industries, Inc.	23,702	584,728
Primoris Services Corp.	131,830	2,661,648
Proto Labs, Inc.(b)(c)	29,816	1,138,673
Quad/Graphics, Inc.(b)(c)	56,877	158,118
Quanex Building Products Corp.(c)	59,838	1,326,010
Radiant Logistics, Inc.(b)	61,284	371,994
RBC Bearings, Inc.(b)(c)	15,529	3,937,067
Resources Connection, Inc.	70,364	1,285,550
REV Group, Inc.	80,764	1,109,697
Rollins, Inc.	97,297	4,094,258
Safe Bulkers, Inc. (Greece)	183,497	464,247
Saia, Inc.(b)(c)	14,018	2,787,619
Schneider National, Inc., Class B(c)	103,302	2,297,436
Shyft Group, Inc. (The)	18,796	431,932
Simpson Manufacturing Co., Inc.	27,201	2,325,141
SiteOne Landscape Supply, Inc.(b)(c)	22,250	2,578,107
Skillsoft Corp.(b)(c)	48,399	86,634
SkyWest, Inc.(b)	57,754	1,021,091
SP Plus Corp.(b)	36,418	1,348,559
Spirit Airlines, Inc.(b)	74,886	1,647,492
SPX Technologies, Inc.(b)(c)	50,827	3,346,450
Standex International Corp.	13,802	1,367,088
Star Bulk Carriers Corp. (Greece)	37,040	645,237
Steelcase, Inc., Class A	320,636	2,491,342
Stem, Inc.(b)(c)	29,629	402,954
Sterling Infrastructure, Inc.(b)	52,902	1,427,825
Sun Country Airlines Holdings, Inc.(b)(c)	10,939	178,087
SunPower Corp.(b)(c)	45,538	841,998
Tecnoglass, Inc.	16,344	335,542
Tennant Co.	18,850	1,098,012
Tetra Tech, Inc.	25,539	3,608,150
Textainer Group Holdings Ltd. (China)(c)	71,604	2,142,392
Thermon Group Holdings, Inc.(b)	56,450	1,002,552
Titan International, Inc.(b)	98,088	1,467,396
Titan Machinery, Inc.(b)	50,056	1,720,925
TPI Composites, Inc.(b)(c)	151,759	1,511,520
Transcat, Inc.(b)(c)	3,855	319,040
Trex Co., Inc.(b)(c)	27,373	1,316,368
TriNet Group, Inc.(b)(c)	38,270	2,486,785
Triumph Group, Inc.(b)	86,187	779,992
TrueBlue, Inc.(b)	88,794	1,745,690
Tutor Perini Corp.(b)	157,529	1,168,865
UniFirst Corp.(c)	17,913	3,296,171
Universal Logistics Holdings, Inc.	16,550	529,600
Upwork, Inc.(b)(c)	20,786	279,572
US Xpress Enterprises, Inc., Class A(b)(c)	140,385	327,097
V2X, Inc.(b)	19,729	808,692
Vertiv Holdings Co.(c)	163,577	2,340,787
Viad Corp.(b)	33,126	1,234,937
Vicor Corp.(b)(c)	3,610	172,450
Virgin Galactic Holdings, Inc.(b)(c)	59,976	277,089
VSE Corp.	15,180	702,682
Wabash National Corp.	146,300	3,167,395
Watts Water Technologies, Inc., Class A	18,834	2,756,544
Willdan Group, Inc.(b)(c)	15,382	212,579

	Shares	Value
Industrials-(continued)
WillScot Mobile Mini Holdings Corp.(b)	107,432	$4,569,083
Yellow Corp.(b)(c)	419,841	1,859,896
ZIM Integrated Shipping Services Ltd. (Israel)(c)	13,514	317,444
Zurn Elkay Water Solutions Corp.	56,070	1,317,084

		343,908,506

Information Technology-12.62%
8x8, Inc.(b)(c)	37,948	160,520
ACI Worldwide, Inc.(b)	111,762	2,719,169
Adeia, Inc.	177,423	1,983,589
ADTRAN Holdings, Inc.(c)	55,234	1,240,556
Advanced Energy Industries, Inc.(c)	29,461	2,317,108
Alarm.com Holdings, Inc.(b)(c)	17,223	1,013,401
Allegro MicroSystems, Inc. (Japan)(b)(c)	13,775	350,023
Alpha & Omega Semiconductor Ltd.(b)(c)	12,977	424,997
Altair Engineering, Inc., Class A(b)(c)	8,701	426,784
Alteryx, Inc., Class A(b)	13,202	643,333
Ambarella, Inc.(b)	5,304	290,288
American Software, Inc., Class A	22,991	393,836
AppFolio, Inc., Class A(b)(c)	3,006	376,862
Appian Corp., Class A(b)(c)	5,111	249,519
Applied Optoelectronics, Inc.(b)(c)	145,574	400,328
Arlo Technologies, Inc.(b)	51,967	267,630
Aspen Technology, Inc.(b)(c)	7,082	1,709,949
Atlassian Corp., Class A(b)	3,030	614,272
Autodesk, Inc.(b)	19,213	4,117,346
Avaya Holdings Corp.(b)(c)	217,310	343,350
Aviat Networks, Inc.(b)(c)	9,985	326,110
Avid Technology, Inc.(b)(c)	16,222	445,943
Axcelis Technologies, Inc.(b)	16,355	948,590
AXT, Inc.(b)(c)	43,632	198,089
Badger Meter, Inc.	12,872	1,447,843
Bel Fuse, Inc., Class B	31,531	1,021,920
Belden, Inc.	68,375	4,760,951
Benchmark Electronics, Inc.	76,624	2,175,355
Bentley Systems, Inc., Class B(c)	59,421	2,096,373
Bill.com Holdings, Inc.(b)	3,505	467,427
Blackbaud, Inc.(b)(c)	31,049	1,698,380
Blackline, Inc.(b)(c)	8,475	474,600
Box, Inc., Class A(b)	24,882	722,822
C3.ai, Inc., Class A(b)(c)	34,252	449,044
CalAmp Corp.(b)	76,942	292,380
Calix, Inc.(b)	11,645	857,538
Casa Systems, Inc.(b)(c)	70,709	222,733
Cass Information Systems, Inc.(c)	17,539	750,318
Ceragon Networks Ltd. (Israel)(b)	251,491	452,684
Cerence, Inc.(b)(c)	41,730	717,756
Ceridian HCM Holding, Inc.(b)	45,526	3,013,366
CEVA, Inc.(b)(c)	10,029	277,402
ChannelAdvisor Corp.(b)	15,959	367,695
Cloudflare, Inc., Class A(b)(c)	9,115	513,357
Cognyte Software Ltd. (Israel)(b)	85,207	231,763
Cohu, Inc.(b)(c)	32,016	1,053,967
CommVault Systems, Inc.(b)	18,159	1,105,702
Comtech Telecommunications Corp.	61,735	682,172
Consensus Cloud Solutions, Inc.(b)(c)	35,341	1,984,044
Corsair Gaming, Inc.(b)(c)	27,383	377,885
Coupa Software, Inc.(b)(c)	12,046	641,209
Crowdstrike Holdings, Inc., Class A(b)	6,846	1,103,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
CSG Systems International, Inc.	37,025	$2,394,407
CTS Corp.(c)	30,579	1,208,482
CyberArk Software Ltd.(b)	9,437	1,480,760
Daktronics, Inc.(b)	132,411	452,846
Datadog, Inc., Class A(b)	6,666	536,680
Diebold Nixdorf, Inc.(b)	315,419	785,393
Digi International, Inc.(b)(c)	37,611	1,516,852
Digital Turbine, Inc.(b)(c)	7,252	105,879
Diodes, Inc.(b)	35,986	2,579,117
DocuSign, Inc.(b)	9,444	456,145
Dolby Laboratories, Inc., Class A	46,833	3,130,318
Dropbox, Inc., Class A(b)	55,174	1,200,034
Duck Creek Technologies, Inc.(b)	23,832	284,554
Dynatrace, Inc.(b)	33,446	1,178,637
Eastman Kodak Co.(b)(c)	140,783	753,189
Ebix, Inc.(c)	44,392	878,518
Edgio, Inc.(b)(c)	84,640	227,682
Elastic N.V.(b)	7,590	485,380
EMCORE Corp.(b)	69,281	106,000
Enphase Energy, Inc.(b)	8,625	2,647,875
Envestnet, Inc.(b)(c)	34,583	1,705,288
ePlus, Inc.(b)(c)	46,430	2,262,070
Everbridge, Inc.(b)(c)	9,104	285,228
EVERTEC, Inc.	34,479	1,234,693
Evo Payments, Inc., Class A(b)	22,586	760,922
Exela Technologies, Inc.(b)(c)	67,903	16,127
ExlService Holdings, Inc.(b)(c)	19,299	3,509,523
Extreme Networks, Inc.(b)	69,211	1,241,645
Fabrinet (Thailand)(b)	29,752	3,403,629
Fair Isaac Corp.(b)	3,973	1,902,431
FARO Technologies, Inc.(b)	13,400	391,414
Fastly, Inc., Class A(b)(c)	58,769	498,949
Five9, Inc.(b)	5,332	321,306
FormFactor, Inc.(b)(c)	43,575	880,651
Fortinet, Inc.(b)	58,946	3,369,353
Globant S.A.(b)	7,471	1,409,628
GoDaddy, Inc., Class A(b)	51,647	4,152,419
Guidewire Software, Inc.(b)(c)	29,434	1,748,674
Hackett Group, Inc. (The)	28,205	615,997
Harmonic, Inc.(b)(c)	63,994	988,707
HubSpot, Inc.(b)(c)	2,514	745,552
I3 Verticals, Inc., Class A(b)(c)	12,177	264,972
Ichor Holdings Ltd.(b)(c)	34,631	881,013
Infinera Corp.(b)(c)	131,491	737,665
Information Services Group, Inc.	41,606	225,921
InterDigital, Inc.	41,061	2,047,712
International Money Express, Inc.(b)	22,007	594,849
IonQ, Inc.(b)(c)	20,901	123,107
Itron, Inc.(b)(c)	69,584	3,401,962
Ituran Location and Control Ltd. (Israel)	22,965	550,701
Jamf Holding Corp.(b)(c)	16,038	379,619
JFrog Ltd. (Israel)(b)	16,252	412,801
Kimball Electronics, Inc.(b)(c)	54,573	1,128,024
Knowles Corp.(b)	122,122	1,679,177
Kulicke & Soffa Industries, Inc. (Singapore)(c)	34,824	1,460,519
Lattice Semiconductor Corp.(b)	16,946	822,050
Littelfuse, Inc.(c)	15,435	3,399,559
LivePerson, Inc.(b)(c)	18,876	199,519
LiveRamp Holdings, Inc.(b)	37,786	693,751

	Shares	Value
Information Technology-(continued)
Lumentum Holdings, Inc.(b)(c)	42,086	$3,133,303
MACOM Technology Solutions Holdings, Inc.(b)(c)	9,940	575,228
MagnaChip Semiconductor Corp. (South Korea)(b)	67,093	667,575
Manhattan Associates, Inc.(b)	13,111	1,595,215
Marathon Digital Holdings, Inc.(b)(c)	13,964	183,068
Maxeon Solar Technologies Ltd.(b)(c)	82,311	1,422,334
MaxLinear, Inc.(b)	15,197	469,283
Methode Electronics, Inc.	51,030	2,103,967
MicroStrategy, Inc., Class A(b)(c)	2,483	664,227
Mirion Technologies, Inc.(b)(c)	67,075	541,966
Momentive Global, Inc.(b)	33,788	262,195
MoneyGram International, Inc.(b)(c)	182,531	1,933,003
Monolithic Power Systems, Inc.	6,020	2,043,489
N-able, Inc.(b)(c)	27,490	297,717
NETGEAR, Inc.(b)	68,590	1,347,793
NetScout Systems, Inc.(b)(c)	119,409	4,289,171
New Relic, Inc.(b)	10,604	628,181
nLight, Inc.(b)	27,238	293,353
Novanta, Inc.(b)(c)	11,392	1,610,829
Nutanix, Inc., Class A(b)	36,695	1,005,443
NVE Corp.	4,899	303,787
Okta, Inc.(b)	5,649	317,022
OneSpan, Inc.(b)	30,106	330,865
Onto Innovation, Inc.(b)	23,417	1,565,192
OSI Systems, Inc.(b)	26,405	2,169,963
PagerDuty, Inc.(b)(c)	15,939	397,519
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	182,372	2,494,849
Palantir Technologies, Inc., Class A(b)(c)	185,712	1,632,408
Palo Alto Networks, Inc.(b)	20,538	3,524,115
PAR Technology Corp.(b)(c)	8,881	255,595
Paya Holdings, Inc., Class A(b)(c)	50,982	409,895
Paycom Software, Inc.(b)	6,206	2,147,276
Paylocity Holding Corp.(b)(c)	4,010	929,478
PC Connection, Inc.	16,396	871,283
PDF Solutions, Inc.(b)(c)	10,737	253,178
Pegasystems, Inc.	7,441	276,880
Perficient, Inc.(b)(c)	11,901	797,010
PFSweb, Inc.(b)	28,198	269,855
Photronics, Inc.(b)(c)	112,096	1,818,197
Plexus Corp.(b)	47,384	4,662,586
Power Integrations, Inc.(c)	20,221	1,348,943
Progress Software Corp.(c)	32,624	1,664,803
PROS Holdings, Inc.(b)(c)	8,972	223,851
PTC, Inc.(b)	29,946	3,528,537
Pure Storage, Inc., Class A(b)(c)	73,496	2,268,087
Q2 Holdings, Inc.(b)	14,396	446,852
Qualys, Inc.(b)	9,005	1,283,753
Quantum Corp.(b)	144,828	204,207
Radware Ltd. (Israel)(b)	19,921	458,581
Rambus, Inc.(b)(c)	52,326	1,578,152
Rapid7, Inc.(b)(c)	3,392	153,556
Repay Holdings Corp.(b)(c)	41,683	253,849
Ribbon Communications, Inc.(b)(c)	163,312	432,777
RingCentral, Inc., Class A(b)	5,915	210,101
Rogers Corp.(b)	9,805	2,307,411
ScanSource, Inc.(b)	47,688	1,477,374
Semtech Corp.(b)	27,113	750,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Shift4 Payments, Inc., Class A(b)(c)	13,710	$630,249
Silicom Ltd. (Israel)(b)	7,483	334,191
Silicon Laboratories, Inc.(b)(c)	17,707	2,034,888
SMART Global Holdings, Inc.(b)(c)	44,285	599,176
Smartsheet, Inc., Class A(b)(c)	13,093	457,208
Snowflake, Inc., Class A(b)	14,078	2,256,703
SolarEdge Technologies, Inc.(b)	11,038	2,539,071
SolarWinds Corp.(b)(c)	47,462	442,820
Splunk, Inc.(b)	29,054	2,414,678
SPS Commerce, Inc.(b)(c)	7,744	979,771
StoneCo Ltd., Class A (Brazil)(b)(c)	315,090	3,308,445
Stratasys Ltd.(b)	53,289	771,092
Super Micro Computer, Inc.(b)(c)	99,681	6,936,801
Switch, Inc., Class A	24,095	820,435
Synaptics, Inc.(b)(c)	13,966	1,237,388
Tenable Holdings, Inc.(b)	7,632	310,164
Teradata Corp.(b)(c)	70,793	2,236,351
TTEC Holdings, Inc.	14,164	629,873
Tucows,Inc.,Class A(b)(c)	7,303	328,270
Turtle Beach Corp.(b)(c)	17,992	140,338
Tyler Technologies, Inc.(b)	10,365	3,351,315
Ubiquiti, Inc.(c)	1,152	399,456
Ultra Clean Holdings, Inc.(b)	42,327	1,316,793
Unisys Corp.(b)(c)	141,890	1,206,065
Unity Software, Inc.(b)(c)	14,459	426,540
Universal Display Corp.	12,303	1,171,492
Upland Software, Inc.(b)	29,289	235,484
Varonis Systems, Inc.(b)(c)	7,882	211,001
Veeco Instruments, Inc.(b)(c)	30,646	558,677
Verint Systems, Inc.(b)(c)	34,417	1,219,394
VeriSign, Inc.(b)	18,661	3,740,784
Verra Mobility Corp.(b)(c)	79,254	1,352,866
Viavi Solutions, Inc.(b)	137,276	2,072,868
VirnetX Holding Corp.(b)(c)	185,319	233,502
Vishay Precision Group, Inc.(b)(c)	17,005	573,919
Wix.com Ltd. (Israel)(b)	9,524	800,968
Wolfspeed, Inc.(b)(c)	36,203	2,850,986
Xperi, Inc.(b)	70,969	991,437
Yext, Inc.(b)(c)	51,249	272,645
Zendesk, Inc.(b)(c)	8,900	682,541
Zoom Video Communications, Inc., Class A(b)	33,901	2,828,699
Zscaler, Inc.(b)(c)	1,637	252,262
Zuora, Inc., Class A(b)(c)	22,767	175,078

		250,196,298

Materials-5.04%
Advanced Emissions Solutions, Inc.(b)(c)	46,875	134,531
AdvanSix, Inc.	68,796	2,502,798
Alpha Metallurgical Resources, Inc.	28,823	4,866,764
American Vanguard Corp.	54,784	1,274,824
Ardagh Metal Packaging S.A.	24,888	110,503
ATI, Inc.(b)(c)	123,405	3,672,533
Balchem Corp.	14,722	2,058,136
Carpenter Technology Corp.	113,568	4,247,443
Century Aluminum Co.(b)(c)	56,450	407,004
Chase Corp.(c)	6,951	654,854
Clearwater Paper Corp.(b)	51,596	2,294,990
Coeur Mining, Inc.(b)(c)	464,198	1,754,668
Danimer Scientific, Inc.(b)(c)	125,619	329,122

	Shares	Value
Materials-(continued)
Eagle Materials, Inc.	26,916	$3,292,096
Ecovyst, Inc.(b)	145,140	1,444,143
Ferroglobe PLC(b)(c)	108,044	629,896
FutureFuel Corp.	98,172	671,496
Glatfelter Corp.(c)	87,164	246,674
Greif, Inc., Class A	69,501	4,601,661
Hawkins, Inc.	15,653	704,855
Haynes International, Inc.	20,909	1,022,659
Hecla Mining Co.(c)	520,001	2,376,405
Ingevity Corp.(b)	49,465	3,327,511
Innospec, Inc.	27,557	2,755,424
Intrepid Potash, Inc.(b)(c)	12,124	548,611
Kaiser Aluminum Corp.	29,366	2,372,479
Koppers Holdings, Inc.	44,868	1,119,905
Kronos Worldwide, Inc.(c)	56,965	541,167
Livent Corp.(b)(c)	64,462	2,035,065
LSB Industries, Inc.(b)	35,451	625,001
Materion Corp.(c)	21,194	1,816,538
Mativ Holdings, Inc., Class A(c)	126,032	2,992,000
McEwen Mining, Inc. (Canada)(b)(c)	37,209	135,813
Mercer International, Inc. (Germany)(c)	121,790	1,634,422
Mesabi Trust(c)	11,908	265,310
Minerals Technologies, Inc.	54,755	3,012,073
MP Materials Corp.(b)(c)	10,772	323,591
Myers Industries, Inc.	40,889	829,638
NewMarket Corp.	10,437	3,176,397
Nexa Resources S.A. (Brazil)	68,585	344,297
Olympic Steel, Inc.	29,748	809,443
Orion Engineered Carbons S.A. (Germany)	113,235	1,807,231
Pactiv Evergreen, Inc.	76,863	838,575
Quaker Chemical Corp.(c)	9,861	1,603,793
Ranpak Holdings Corp.(b)(c)	15,834	60,169
Rayonier Advanced Materials, Inc.(b)(c)	155,564	707,816
Resolute Forest Products, Inc.(b)	292,210	6,080,890
Ryerson Holding Corp.	58,043	1,947,343
Schnitzer Steel Industries, Inc., Class A	60,596	1,635,486
Sensient Technologies Corp.	46,787	3,343,399
Stepan Co.(c)	30,788	3,215,499
SunCoke Energy, Inc.	282,254	2,049,164
TimkenSteel Corp.(b)(c)	108,710	1,895,902
Tredegar Corp.(c)	69,723	759,283
TriMas Corp.	49,299	1,126,482
Tronox Holdings PLC, Class A(c)	167,316	2,007,792
Worthington Industries, Inc.(c)	61,794	2,938,923

		99,980,487

Real Estate-5.82%
Acadia Realty Trust(c)	154,515	2,158,575
Agree Realty Corp.	54,732	3,760,088
Alexander & Baldwin, Inc.	135,358	2,636,774
Alexander’s, Inc.(c)	3,380	793,928
American Assets Trust, Inc.	68,731	1,888,728
Apartment Income REIT Corp.	84,687	3,254,521
Apartment Investment & Management Co., Class A	233,885	1,857,047
Armada Hoffler Properties, Inc.	76,552	894,893
Ashford Hospitality Trust, Inc.(b)(c)	141,800	1,151,416
Bluerock Homes Trust, Inc.(b)	3,749	94,850
Braemar Hotels & Resorts, Inc.(c)	166,000	818,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Broadstone Net Lease, Inc.(c)	158,196	$2,711,479
BRT Apartments Corp.	11,520	255,283
CareTrust REIT, Inc.	114,288	2,134,900
Centerspace	19,224	1,332,223
Chatham Lodging Trust(b)	132,254	1,715,334
City Office REIT, Inc.	64,049	680,200
Community Healthcare Trust, Inc.	16,930	585,778
CorEnergy Infrastructure Trust, Inc.	88,394	163,529
CTO Realty Growth, Inc.(c)	36,064	724,886
Diversified Healthcare Trust	842,314	1,145,547
Easterly Government Properties, Inc.(c)	120,801	2,100,729
EastGroup Properties, Inc.	20,196	3,164,511
Elme Communities(c)	164,167	3,133,948
Empire State Realty Trust, Inc., Class A, (Acquired 08/11/2014 - 10/26/2022; Cost $3,994,543)(c)(d)	338,672	2,496,013
Equity Commonwealth	145,446	3,804,867
Essential Properties Realty Trust, Inc.	92,357	1,987,523
eXp World Holdings, Inc.(c)	13,226	174,715
Farmland Partners, Inc.(c)	28,518	399,537
Forestar Group, Inc.(b)(c)	30,420	352,264
Four Corners Property Trust, Inc.	75,968	1,946,300
Franklin Street Properties Corp.	225,382	649,100
Getty Realty Corp.(c)	55,620	1,751,474
Gladstone Commercial Corp.	44,312	779,448
Gladstone Land Corp.(c)	13,338	271,428
Global Medical REIT, Inc.	42,487	388,331
Global Net Lease, Inc.	247,932	3,037,167
Hersha Hospitality Trust, Class A	152,148	1,392,154
Independence Realty Trust, Inc.(c)	41,173	690,060
Industrial Logistics Properties Trust	109,160	510,869
Innovative Industrial Properties, Inc.(c)	8,340	901,554
iStar, Inc.	73,149	766,602
Kennedy-Wilson Holdings, Inc.	178,154	2,959,138
Kite Realty Group Trust(c)	173,754	3,412,529
LTC Properties, Inc.	61,804	2,389,961
Marcus & Millichap, Inc.(c)	22,464	827,574
National Health Investors, Inc.(c)	69,105	3,918,254
National Storage Affiliates Trust	31,820	1,357,441
Necessity Retail REIT, Inc. (The)	349,459	2,390,300
NETSTREIT Corp.(c)	15,953	300,235
New York City REIT, Inc., Class A	41,904	129,902
Newmark Group, Inc., Class A(c)	129,822	1,063,242
NexPoint Residential Trust, Inc.	12,510	570,456
Offerpad Solutions, Inc.(b)(c)	77,938	75,951
Office Properties Income Trust	147,284	2,253,445
One Liberty Properties, Inc.	23,945	539,720
Opendoor Technologies, Inc.(b)(c)	245,890	636,855
Pennsylvania Real Estate Investment Trust(b)(c)	20,931	83,724
Phillips Edison & Co., Inc.(c)	23,689	713,986
Plymouth Industrial REIT, Inc.	14,593	269,095
PotlatchDeltic Corp.(c)	102,296	4,551,149
RE/MAX Holdings, Inc., Class A	24,030	467,624
Redfin Corp.(b)(c)	48,223	231,953
Retail Opportunity Investments Corp.	174,204	2,522,474
RMR Group, Inc. (The), Class A	25,566	699,741
RPT Realty, (Acquired 03/13/2017 - 10/26/2022; Cost $2,308,784)(c)(d)	189,599	1,763,271
Safehold, Inc.(c)	9,816	287,118

	Shares	Value
Real Estate-(continued)
Saul Centers, Inc.	17,198	$704,258
St. Joe Co. (The)	10,677	379,354
Summit Hotel Properties, Inc.(c)	274,289	2,369,857
Tanger Factory Outlet Centers, Inc.	232,159	4,181,184
Tejon Ranch Co.(b)(c)	23,670	400,970
Terreno Realty Corp.	38,237	2,184,862
UMH Properties, Inc.(c)	31,683	555,720
Universal Health Realty Income Trust	12,391	603,070
Urban Edge Properties	204,419	2,886,396
Urstadt Biddle Properties, Inc.(c)	4,258	80,732
Urstadt Biddle Properties, Inc., Class A	58,409	1,094,585
Veris Residential, Inc.(b)	199,618	3,159,953
Whitestone REIT	106,866	1,005,609

		115,478,641

Utilities-1.81%
American States Water Co.	26,651	2,410,849
Artesian Resources Corp., Class A	10,036	524,682
Atlantica Sustainable Infrastructure PLC (Spain)	119,157	3,301,841
California Water Service Group	48,346	3,000,353
Chesapeake Utilities Corp.	15,388	1,913,959
Clearway Energy, Inc., Class A(c)	38,536	1,245,869
Clearway Energy, Inc., Class C(c)	90,106	3,130,282
Consolidated Water Co. Ltd. (Cayman Islands)	32,032	588,108
MGE Energy, Inc.	36,010	2,451,921
Middlesex Water Co.	9,106	814,714
Northwest Natural Holding Co.	68,411	3,289,885
Ormat Technologies, Inc.(c)	47,604	4,305,782
Otter Tail Corp.(c)	53,895	3,633,601
SJW Group	31,596	2,233,205
Sunnova Energy International, Inc.(b)(c)	62,919	1,166,518
Unitil Corp.	24,996	1,317,539
Via Renewables, Inc.(c)	33,425	233,641
York Water Co. (The)	9,690	422,096

		35,984,845

Total Common Stocks & Other Equity Interests (Cost $2,052,059,891)		1,983,285,471

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(f)(g) (Cost $1,888,416)	1,888,416	1,888,416

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $2,053,948,307)		1,985,173,887

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-27.97%
Invesco Private Government Fund, 3.18%(f)(g)(h)	156,071,126	156,071,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.28%(f)(g)(h)	398,619,468	$398,619,468

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $554,697,125)		554,690,594

TOTAL INVESTMENTS IN SECURITIES-128.06% (Cost $2,608,645,432)		2,539,864,481
OTHER ASSETS LESS LIABILITIES-(28.06)%		(556,598,623)

NET ASSETS-100.00%		$1,983,265,858

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)	Restricted security. The aggregate value of these securities at October 31, 2022 was $6,687,962, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$979,998	$233,096	$(130,447)	$(346,148)	$23,457	$759,956	$103,870

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	615,203	77,151,216	(75,878,003)	-	-	1,888,416	50,558

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	129,773,116	283,272,137	(256,974,127)	-	-	156,071,126	1,429,270	*

Invesco Private Prime Fund	301,916,900	671,847,552	(575,147,507)	(38,926)	41,449	398,619,468	3,905,010	*

Total	$433,285,217	$1,032,504,001	$(908,130,084)	$(385,074)	$64,906	$557,338,966	$5,488,708

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Financials	18.33

Industrials	17.34

Consumer Discretionary	12.69

Information Technology	12.62

Health Care	10.41

Energy	8.68

Real Estate	5.82

Materials	5.04

Consumer Staples	3.99

Communication Services	3.27

Utilities	1.81

Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

October 31, 2022

(Unaudited)

	Invesco Dynamic Market ETF (PWC)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$97,132,975	$5,750,403,561	$1,982,525,515
Affiliated investments in securities, at value	12,848,749	369,138,264	557,338,966
Cash	-	5,149	966,337
Receivable for:
Dividends	86,362	7,288,909	784,623
Securities lending	23,231	43,049	200,691
Investments sold	1,067,227	3,870	4,139,298
Other assets	26,185	1,788	1,855

Total assets	111,184,729	6,126,884,590	2,545,957,285

Liabilities:
Payable for:
Investments purchased	-	3,885,649	2,147,467
Collateral upon return of securities loaned	12,797,388	358,082,080	554,697,125
Fund shares repurchased	1,067,371	3,870	4,145,563
Accrued advisory fees	70,777	1,372,326	447,098
Accrued trustees’ and officer’s fees	74,842	350,620	135,051
Accrued expenses	43,733	3,277,626	1,119,123

Total liabilities	14,054,111	366,972,171	562,691,427

Net Assets	$97,130,618	$5,759,912,419	$1,983,265,858

Net assets consist of:
Shares of beneficial interest	$263,663,433	$5,247,528,035	$2,376,900,757
Distributable earnings (loss)	(166,532,815)	512,384,384	(393,634,899)

Net Assets	$97,130,618	$5,759,912,419	$1,983,265,858

Shares outstanding (unlimited amount authorized, $0.01 par value)	910,000	37,270,000	12,140,000
Net asset value	$106.74	$154.55	$163.37

Market price	$106.77	$154.62	$163.52

Unaffiliated investments in securities, at cost	$95,251,398	$4,956,369,439	$2,050,727,148

Affiliated investments in securities, at cost	$12,848,856	$370,909,346	$557,918,284

(a) Includes securities on loan with an aggregate value of:	$12,398,274	$348,642,617	$540,016,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Operations

For the six months ended October 31, 2022

(Unaudited)

	Invesco Dynamic Market ETF (PWC)	Invesco FTSE RAFI US 1000 ETF (PRF)	Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Investment income:
Unaffiliated dividend income	$884,538	$70,730,148	$17,506,575
Affiliated dividend income	862	100,263	154,428
Securities lending income, net	109,574	330,480	1,121,755
Foreign withholding tax	(9,820)	(9,675)	(4,655)

Total investment income	985,154	71,151,216	18,778,103

Expenses:
Advisory fees	250,519	8,319,253	2,838,579
Sub-licensing fees	15,031	2,581,888	880,956
Accounting & administration fees	10,533	195,508	74,199
Custodian & transfer agent fees	1,275	20,650	23,285
Trustees’ and officer’s fees	(11,405)	(39,871)	(14,336)
Other expenses	27,700	115,021	69,260

Total expenses	293,653	11,192,449	3,871,943

Less: Waivers	(997)	(6,654)	(57,849)

Net expenses	292,656	11,185,795	3,814,094

Net investment income	692,498	59,965,421	14,964,009

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(9,610,909)	(3,196,987)	2,293,805
Affiliated investment securities	19	30,600	64,906
Unaffiliated in-kind redemptions	4,278,906	88,707,926	55,460,129
Affiliated in-kind redemptions	-	(2,066)	23,455
Foreign currencies	-	-	(38)

Net realized gain (loss)	(5,331,984)	85,539,473	57,842,257

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,648,725	(294,307,505)	(83,903,916)
Affiliated investment securities	(132)	(528,243)	(385,074)

Change in net unrealized appreciation (depreciation)	5,648,593	(294,835,748)	(84,288,990)

Net realized and unrealized gain (loss)	316,609	(209,296,275)	(26,446,733)

Net increase (decrease) in net assets resulting from operations	$1,009,107	$(149,330,854)	$(11,482,724)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco Dynamic Market ETF (PWC)		Invesco FTSE RAFI US 1000 ETF (PRF)
	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income	$692,498	$810,135	$59,965,421	$97,822,609
Net realized gain (loss)	(5,331,984)	(1,568,793)	85,539,473	227,317,774
Change in net unrealized appreciation (depreciation)	5,648,593	(16,445,589)	(294,835,748)	(154,982,707)

Net increase (decrease) in net assets resulting from operations	1,009,107	(17,204,247)	(149,330,854)	170,157,676

Distributions to Shareholders from:
Distributable earnings	(573,916)	(923,364)	(59,018,548)	(93,773,617)

Shareholder Transactions:
Proceeds from shares sold	23,458,532	132,946,783	557,985,236	963,003,179
Value of shares repurchased	(32,164,090)	(145,228,068)	(238,698,465)	(501,081,108)

Net increase (decrease) in net assets resulting from share transactions	(8,705,558)	(12,281,285)	319,286,771	461,922,071

Net increase (decrease) in net assets	(8,270,367)	(30,408,896)	110,937,369	538,306,130

Net assets:
Beginning of period	105,400,985	135,809,881	5,648,975,050	5,110,668,920

End of period	$97,130,618	$105,400,985	$5,759,912,419	$5,648,975,050

Changes in Shares Outstanding:
Shares sold	220,000	1,070,000	3,660,000	5,770,000
Shares repurchased	(310,000)	(1,180,000)	(1,610,000)	(2,960,000)
Shares outstanding, beginning of period	1,000,000	1,110,000	35,220,000	32,410,000

Shares outstanding, end of period	910,000	1,000,000	37,270,000	35,220,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Six Months Ended October 31, 2022	Year Ended April 30, 2022

$14,964,009	$19,557,050
57,842,257	220,230,506
(84,288,990)	(350,991,411)

(11,482,724)	(111,203,855)

(13,377,255)	(20,080,760)

400,752,804	584,200,712
(187,919,610)	(607,192,187)

212,833,194	(22,991,475)

187,973,215	(154,276,090)

1,795,292,643	1,949,568,733

$1,983,265,858	$1,795,292,643

2,550,000	3,230,000
(1,160,000)	(3,270,000)
10,750,000	10,790,000

12,140,000	10,750,000

35

Financial Highlights

Invesco Dynamic Market ETF (PWC)

	Six Months Ended October 31,
	2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$105.40		$122.35	$82.74	$98.73	$96.96	$84.15

Net investment income(a)	0.71		0.77	0.75	1.15	0.90	2.11	(b)
Net realized and unrealized gain (loss) on investments	1.22		(16.84)	39.76	(15.99)	1.99	12.64

Total from investment operations	1.93		(16.07)	40.51	(14.84)	2.89	14.75

Distributions to shareholders from:
Net investment income	(0.59)		(0.88)	(0.90)	(1.15)	(1.12)	(1.94)

Net asset value at end of period	$106.74		$105.40	$122.35	$82.74	$98.73	$96.96

Market price at end of period(c)	$106.77		$105.30	$122.40	$81.40	$98.63	$96.98

Net Asset Value Total Return(d)	1.92%		(13.20)%	49.27%	(15.04)%	3.00%	17.67%
Market Price Total Return(d)	2.03%		(13.32)%	51.78%	(16.32)%	2.89%	17.68%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$97,131		$105,401	$135,810	$115,831	$157,975	$155,134
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(e)	0.60%	0.60%	0.58%	0.59%	0.60%
Expenses, prior to Waivers	0.59	%(e)	0.60%	0.62%	0.58%	0.59%	0.61%
Net investment income	1.38	%(e)	0.64%	0.75%	1.22%	0.91%	2.30	%(b)
Portfolio turnover rate(f)	130%		228%	321%	313%	240%	215%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.10 and 1.19%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco FTSE RAFI US 1000 ETF (PRF)

	Six Months Ended October 31,
	2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$160.39		$157.69	$104.17	$117.81	$111.04	$102.66

Net investment income(a)	1.62		2.91	2.43	2.60	2.40	2.18
Net realized and unrealized gain (loss) on investments	(5.89)		2.58	53.64	(13.40)	6.72	8.29

Total from investment operations	(4.27)		5.49	56.07	(10.80)	9.12	10.47

Distributions to shareholders from:
Net investment income	(1.57)		(2.79)	(2.55)	(2.84)	(2.35)	(2.09)

Net asset value at end of period	$154.55		$160.39	$157.69	$104.17	$117.81	$111.04

Market price at end of period(b)	$154.62		$160.32	$157.68	$104.31	$117.82	$111.12

Net Asset Value Total Return(c)	(2.62)%		3.45%	54.54%	(9.18)%	8.40%	10.26%
Market Price Total Return(c)	(2.53)%		3.41%	54.32%	(9.06)%	8.32%	10.33%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,759,912		$5,648,975	$5,110,669	$4,010,580	$5,590,025	$5,124,420
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.40%	0.39%	0.40%	0.41%
Net investment income	2.09	%(d)	1.76%	1.94%	2.24%	2.13%	2.00%
Portfolio turnover rate(e)	1%		10%	11%	8%	10%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

	Six Months Ended October 31,
	2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$167.00		$180.68	$103.08	$132.17	$130.30	$117.87

Net investment income(a)	1.24		1.86	1.18	1.48	1.76	1.44
Net realized and unrealized gain (loss) on investments	(3.80)		(13.62)	77.79	(28.58)	1.75	12.31

Total from investment operations	(2.56)		(11.76)	78.97	(27.10)	3.51	13.75

Distributions to shareholders from:
Net investment income	(1.07)		(1.92)	(1.37)	(1.99)	(1.64)	(1.32)

Net asset value at end of period	$163.37		$167.00	$180.68	$103.08	$132.17	$130.30

Market price at end of period(b)	$163.52		$166.99	$180.64	$103.16	$132.22	$130.51

Net Asset Value Total Return(c)	(1.50)%		(6.60)%	77.05%	(20.65)%	2.75%	11.73%
Market Price Total Return(c)	(1.41)%		(6.59)%	76.88%	(20.62)%	2.60%	11.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,983,266		$1,795,293	$1,949,569	$1,437,974	$2,094,831	$1,889,333
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.41%
Net investment income	1.53	%(d)	1.01%	0.87%	1.20%	1.33%	1.15%
Portfolio turnover rate(e)	5%		28%	25%	21%	24%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Dynamic Market ETF (PWC)	“Dynamic Market ETF”

Invesco FTSE RAFI US 1000 ETF (PRF)	“FTSE RAFI US 1000 ETF”

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)	“FTSE RAFI US 1500 Small-Mid ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Dynamic Market ETF and FTSE RAFI US 1000 ETF are listed and traded on NYSE Arca, Inc., and Shares of FTSE RAFI US 1500 Small-Mid ETF are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Dynamic Market ETF	Dynamic Market Intellidex® Index

FTSE RAFI US 1000 ETF	FTSE RAFITM US 1000 Index

FTSE RAFI US 1500 Small-Mid ETF	FTSE RAFITM US Mid Small 1500 Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller,

39

odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

40

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects

41

of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Dynamic Market ETF	$8,981

FTSE RAFI US 1000 ETF	16,081

FTSE RAFI US 1500 Small-Mid ETF	66,582

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares

42

may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

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COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, Dynamic Market ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets, and each of FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund. For the FTSE RAFI US 1000 ETF and the FTSE RAFI US 1500 Small-Mid ETF, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.39% of the Fund’s average daily net assets per year (an “Expense Cap”), through at least August 31, 2024. For Dynamic Market ETF, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of the Fund from exceeding 0.60% of the Fund’s average daily net assets per year (an “Expense Cap”), through at least August 31, 2024. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2024. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s expense cap without approval of the Board of Trustees.

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2022, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Market ETF	$997

FTSE RAFI US 1000 ETF	6,654

FTSE RAFI US 1500 Small-Mid ETF	57,849

For FTSE RAFI US 1000 ETF and FTSE RAFI US 1500 Small-Mid ETF, the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For Dynamic Market ETF, the expenses borne by the Adviser are not subject to recapture.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2022 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/23	4/30/24	4/30/25	10/31/25
FTSE RAFI US 1000 ETF	$543,617	$84,696	$389,323	$65,117	$4,481

FTSE RAFI US 1500 Small-Mid ETF	414,941	58,230	181,732	120,438	54,541

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Dynamic Market ETF	ICE Data Indices, LLC

FTSE RAFI US 1000 ETF	FTSE International Limited and Research Affiliates LLC

FTSE RAFI US 1500 Small-Mid ETF	FTSE International Limited and Research Affiliates LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Dynamic Market ETF	$28,482

FTSE RAFI US 1000 ETF	6,588

FTSE RAFI US 1500 Small-Mid ETF	41,028

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Dynamic Market ETF

Investments in Securities

Common Stocks & Other Equity Interests	$97,132,975	$-	$-	$97,132,975

Money Market Funds	51,468	12,797,281	-	12,848,749

Total Investments	$97,184,443	$12,797,281	$-	$109,981,724

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	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1000 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$5,752,981,289	$-	$-	$5,752,981,289
Money Market Funds	8,481,711	358,078,825	-	366,560,536

Total Investments	$5,761,463,000	$358,078,825	$-	$6,119,541,825

FTSE RAFI US 1500 Small-Mid ETF

Investments in Securities
Common Stocks & Other Equity Interests	$1,982,075,904	$-	$1,209,567	$1,983,285,471

Money Market Funds	1,888,416	554,690,594	-	556,579,010

Total Investments	$1,983,964,320	$554,690,594	$1,209,567	$2,539,864,481

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Dynamic Market ETF	$160,755,020	$2,199,879	$162,954,899

FTSE RAFI US 1000 ETF	16,877,224	250,050,794	266,928,018

FTSE RAFI US 1500 Small-Mid ETF	60,211,485	250,997,289	311,208,774

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended October 31, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Dynamic Market ETF	$134,347,669	$133,504,044

FTSE RAFI US 1000 ETF	63,666,568	60,061,022

FTSE RAFI US 1500 Small-Mid ETF	93,523,127	90,820,117

For the six months ended October 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Dynamic Market ETF	$23,457,536	$32,818,050

FTSE RAFI US 1000 ETF	552,754,021	236,324,163

FTSE RAFI US 1500 Small-Mid ETF	399,974,469	187,658,357

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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As of October 31, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dynamic Market ETF	$6,838,051	$(5,287,161)	$1,550,890	$108,430,834

FTSE RAFI US 1000 ETF	1,216,851,111	(529,814,659)	687,036,452	5,432,505,373

FTSE RAFI US 1500 Small-Mid ETF	253,317,520	(395,025,418)	(141,707,898)	2,681,572,379

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Market ETF (PWC)

Actual	$1,000.00	$1,019.20	0.58%	$2.95

Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96

Invesco FTSE RAFI US 1000 ETF (PRF)

Actual	1,000.00	973.80	0.39	1.94

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

Actual	1,000.00	985.00	0.39	1.95

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

48

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2022
PYZ	Invesco DWA Basic Materials Momentum ETF
PEZ	Invesco DWA Consumer Cyclicals Momentum ETF
PSL	Invesco DWA Consumer Staples Momentum ETF
PXI	Invesco DWA Energy Momentum ETF
PFI	Invesco DWA Financial Momentum ETF
PTH	Invesco DWA Healthcare Momentum ETF
PRN	Invesco DWA Industrials Momentum ETF
PTF	Invesco DWA Technology Momentum ETF
PUI	Invesco DWA Utilities Momentum ETF
PNQI	Invesco NASDAQ Internet ETF

2

Invesco DWA Basic Materials Momentum ETF (PYZ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aluminum-2.86%
Alcoa Corp.	81,104	$3,165,489

Commodity Chemicals-18.90%
AdvanSix, Inc.	43,476	1,581,657
Cabot Corp.	30,475	2,239,303
Dow, Inc.	40,187	1,878,340
LyondellBasell Industries N.V., Class A	34,124	2,608,780
Mativ Holdings, Inc., Class A	52,817	1,253,876
Olin Corp.	77,946	4,127,241
Orion Engineered Carbons S.A. (Germany)	85,740	1,368,410
PureCycle Technologies, Inc.(b)(c)	183,688	1,519,100
Valvoline, Inc.	71,001	2,084,589
Westlake Corp.(c)	23,333	2,255,134

		20,916,430

Construction Materials-1.83%
Summit Materials, Inc., Class A(b)(c)	77,004	2,029,055

Diversified Chemicals-4.09%
Chemours Co. (The)(c)	52,833	1,512,609
LSB Industries, Inc.(b)	170,684	3,009,159

		4,521,768

Diversified Metals & Mining-3.46%
Materion Corp.(c)	19,874	1,703,400
Piedmont Lithium, Inc.(b)(c)	34,176	2,126,431

		3,829,831

Fertilizers & Agricultural Chemicals-11.73%
CF Industries Holdings, Inc.	33,946	3,607,102
Corteva, Inc.	55,018	3,594,876
FMC Corp.	17,753	2,110,832
Mosaic Co. (The)	68,359	3,674,296

		12,987,106

Forest Products-2.21%
Louisiana-Pacific Corp.(c)	43,254	2,450,339

Industrial Gases-3.12%
Air Products and Chemicals, Inc.	13,804	3,456,522

Metal & Glass Containers-1.71%
O-I Glass, Inc.(b)(c)	116,029	1,892,433

Paper Packaging-2.85%
Avery Dennison Corp.	18,616	3,156,343

Paper Products-2.43%
Sylvamo Corp.	55,940	2,694,630

Specialty Chemicals-19.09%
Albemarle Corp.	11,940	3,341,648
Ashland, Inc.	19,131	2,007,225
Avient Corp.	46,990	1,620,685
Celanese Corp.	19,137	1,839,448

	Shares	Value
Specialty Chemicals-(continued)
Element Solutions, Inc.	87,770	$1,509,644
H.B. Fuller Co.(c)	24,837	1,731,387
Innospec, Inc.(c)	14,553	1,455,154
Livent Corp.(b)(c)	112,990	3,567,094
Quaker Chemical Corp.(c)	8,257	1,342,919
RPM International, Inc.	28,673	2,711,606

		21,126,810

Steel-25.71%
ATI, Inc.(b)(c)	81,526	2,426,214
Carpenter Technology Corp.	45,987	1,719,914
Cleveland-Cliffs, Inc.(b)(c)	177,826	2,309,960
Commercial Metals Co.	58,423	2,658,246
Nucor Corp.	31,719	4,167,242
Reliance Steel & Aluminum Co.	20,318	4,093,671
Ryerson Holding Corp.(c)	64,451	2,162,331
Steel Dynamics, Inc.	41,938	3,944,269
United States Steel Corp.	183,456	3,735,164
Worthington Industries, Inc.(c)	26,146	1,243,504

		28,460,515

Total Common Stocks & Other Equity Interests (Cost $104,719,981)		110,687,271

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $99,228)	99,228	99,228

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $104,819,209)		110,786,499

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-17.35%
Invesco Private Government Fund, 3.18%(d)(e)(f)	5,379,068	5,379,068
Invesco Private Prime Fund, 3.28%(d)(e)(f)	13,827,846	13,827,846

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,206,305)		19,206,914

TOTAL INVESTMENTS IN SECURITIES-117.43% (Cost $124,025,514)		129,993,413
OTHER ASSETS LESS LIABILITIES-(17.43)%		(19,297,766)

NET ASSETS-100.00%.		$110,695,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA Basic Materials Momentum ETF (PYZ)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$273,111	$2,155,640	$(2,329,523)	$-	$-	$99,228	$1,802

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	9,705,723	41,709,752	(46,036,407)	-	-	5,379,068	61,143	*

Invesco Private Prime Fund	22,636,353	92,384,137	(101,193,114)	609	(139)	13,827,846	167,463	*

Total	$32,615,187	$136,249,529	$(149,559,044)	$609	$(139)	$19,306,142	$230,408

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Steel	25.71

Specialty Chemicals	19.09

Commodity Chemicals	18.90

Fertilizers & Agricultural Chemicals	11.73

Diversified Chemicals	4.09

Diversified Metals & Mining	3.46

Industrial Gases	3.12

Sub-Industry Types Each Less Than 3%	13.89

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Advertising-2.56%
Interpublic Group of Cos., Inc. (The)	21,427	$638,310

Apparel Retail-4.01%
Designer Brands, Inc., Class A(b)	34,845	530,689
Foot Locker, Inc.(b)	14,771	468,241

		998,930

Apparel, Accessories & Luxury Goods-2.94%
Tapestry, Inc.	23,093	731,586

Auto Parts & Equipment-1.40%
Visteon Corp.(c)	2,665	347,703

Automobile Manufacturers-2.85%
Ford Motor Co.	52,966	708,155

Automotive Retail-23.19%
AutoNation, Inc.(b)(c)	8,206	872,380
AutoZone, Inc.(c)	323	818,120
Murphy USA, Inc.	3,022	950,449
O’Reilly Automotive, Inc.(c)	2,240	1,875,261
Penske Automotive Group, Inc.	4,867	543,255
Sonic Automotive, Inc., Class A(b)	6,690	312,758
TravelCenters of America, Inc.(c)	6,285	399,600

		5,771,823

Broadcasting-3.04%
Nexstar Media Group, Inc., Class A(b)	4,411	755,604

Casinos & Gaming-1.56%
Churchill Downs, Inc.	1,868	388,376

Consumer Electronics-0.99%
Vizio Holding Corp., Class A(b)(c)	22,084	247,341

Distributors-3.16%
LKQ Corp	14,144	786,972

Footwear-2.84%
Deckers Outdoor Corp.(c)	2,018	706,159

General Merchandise Stores-2.83%
Dollar General Corp.	2,765	705,213

Health Care Distributors-3.49%
McKesson Corp.	2,230	868,295

Health Care Services-2.29%
CVS Health Corp.	6,011	569,242

Hotels, Resorts & Cruise Lines-4.63%
Hyatt Hotels Corp., Class A(b)(c)	6,515	613,778
Target Hospitality Corp.(b)(c)	44,154	537,354

		1,151,132

Hypermarkets & Super Centers-3.93%
BJ’s Wholesale Club Holdings, Inc.(c)	12,622	976,943

Internet & Direct Marketing Retail-3.19%
Poshmark, Inc., Class A(c)	22,138	395,385
Xometry, Inc., Class A(c)	6,651	399,459

		794,844

Leisure Facilities-1.17%
Bowlero Corp.(b)(c)	19,930	290,181

	Shares	Value
Leisure Products-2.48%
Acushnet Holdings Corp.(b)	5,057	$235,505
Topgolf Callaway Brands Corp.(b)(c)	20,352	380,989

		616,494

Movies & Entertainment-2.62%
Liberty Media Corp.-Liberty Formula One, Class A(c)	4,294	223,374
World Wrestling Entertainment, Inc., Class A(b)	5,424	427,899

		651,273

Publishing-0.94%
Scholastic Corp.	6,149	234,523

Restaurants-12.27%
Chipotle Mexican Grill, Inc.(c)	766	1,147,721
Jack in the Box, Inc.(b)	5,658	499,205
Kura Sushi USA, Inc., Class A(b)(c)	3,545	280,161
Texas Roadhouse, Inc.	6,455	638,722
Yum! Brands, Inc.	4,126	487,900

		3,053,709

Specialized REITs-1.42%
Lamar Advertising Co., Class A	3,836	353,794

Specialty Stores-10.19%
Academy Sports & Outdoors, Inc.(b)	12,843	565,478
Dick’s Sporting Goods, Inc.(b)	11,512	1,309,605
Ulta Beauty, Inc.(c)	1,576	660,927

		2,536,010

Total Common Stocks & Other Equity Interests (Cost $22,776,924)		24,882,612

Money Market Funds-0.43%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $105,560)	105,560	105,560

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.42% (Cost $22,882,484)		24,988,172

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-27.35%
Invesco Private Government Fund, 3.18%(d)(e)(f)	1,901,458	1,901,458
Invesco Private Prime Fund, 3.28%(d)(e)(f)	4,905,452	4,905,452

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,806,878)		6,806,910

TOTAL INVESTMENTS IN SECURITIES-127.77% (Cost $29,689,362)		31,795,082
OTHER ASSETS LESS LIABILITIES-(27.77)%		(6,910,666)

NET ASSETS-100.00%		$24,884,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$140,012	$707,969	$(742,421)	$-	$-	$105,560	$1,366

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,359,112	13,990,711	(13,448,365)	-	-	1,901,458	13,109*

Invesco Private Prime Fund	3,168,189	29,112,867	(27,375,864)	32	228	4,905,452	35,044*

Total	$4,667,313	$43,811,547	$(41,566,650)	$32	$228	$6,912,470	$49,519

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Automotive Retail	23.19

Restaurants	12.27

Specialty Stores	10.19

Hotels, Resorts & Cruise Lines	4.63

Apparel Retail	4.01

Hypermarkets & Super Centers	3.93

Health Care Distributors	3.49

Internet & Direct Marketing Retail	3.19

Distributors	3.16

Broadcasting	3.04

Sub-Industry Types Each Less Than 3%	28.89

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Consumer Staples Momentum ETF (PSL)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.59%
Agricultural Products-6.26%
Archer-Daniels-Midland Co.	45,727	$4,434,604
Bunge Ltd.	30,935	3,053,285

		7,487,889

Distillers & Vintners-5.09%
Brown-Forman Corp., Class B	47,162	3,207,016
MGP Ingredients, Inc.(b)	25,734	2,883,495

		6,090,511

Education Services-5.20%
Adtalem Global Education, Inc.(c)	52,011	2,168,859
Laureate Education, Inc., Class A	168,394	2,128,500
Stride, Inc.(b)(c)	57,322	1,920,860

		6,218,219

Food Distributors-14.48%
Andersons, Inc. (The)	62,725	2,212,311
Chefs’ Warehouse, Inc. (The)(b)(c)	62,038	2,272,452
Performance Food Group Co.(c)	74,239	3,863,398
SpartanNash Co.	73,879	2,638,219
Sysco Corp.	49,179	4,256,934
US Foods Holding Corp.(c)	69,524	2,069,034

		17,312,348

Food Retail-10.65%
Albertsons Cos., Inc., Class A	94,442	1,937,005
Casey’s General Stores, Inc.	14,825	3,449,926
Ingles Markets, Inc., Class A	24,053	2,269,882
Kroger Co. (The)	54,320	2,568,793
Sprouts Farmers Market, Inc.(b)(c)	85,181	2,512,839

		12,738,445

Household Products-6.22%
Church & Dwight Co., Inc.	51,364	3,807,613
Procter & Gamble Co. (The)	26,962	3,630,973

		7,438,586

Hypermarkets & Super Centers-3.60%
Costco Wholesale Corp.	8,583	4,304,374

Packaged Foods & Meats-19.34%
Cal-Maine Foods, Inc.(b)	30,884	1,745,255
General Mills, Inc.	43,346	3,536,167
Hershey Co. (The)	15,976	3,814,589
Kraft Heinz Co. (The)	85,556	3,291,339
Lamb Weston Holdings, Inc.	42,091	3,629,086
Mondelez International, Inc., Class A	48,888	3,005,634

	Shares	Value
Packaged Foods & Meats-(continued)
Post Holdings, Inc.(c)	25,724	$2,325,964
Utz Brands, Inc.(b)	109,522	1,775,352

		23,123,386

Personal Products-6.45%
elf Beauty, Inc.(c)	63,540	2,748,741
Estee Lauder Cos., Inc. (The), Class A	14,998	3,006,949
Inter Parfums, Inc.	24,273	1,963,200

		7,718,890

Soft Drinks-13.66%
Celsius Holdings, Inc.(b)(c)	36,263	3,302,834
Keurig Dr Pepper, Inc.	107,002	4,155,958
Monster Beverage Corp.(c)	33,530	3,142,431
National Beverage Corp.(b)	39,666	1,880,962
PepsiCo, Inc.	21,236	3,856,033

		16,338,218

Specialized Consumer Services-6.26%
H&R Block, Inc.(b)	78,885	3,246,118
Service Corp. International	69,996	4,242,457

		7,488,575

Tobacco-2.38%
Philip Morris International, Inc.	30,933	2,841,196

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $109,268,713)		119,100,637

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.84%
Invesco Private Government Fund, 3.18%(d)(e)(f)	4,633,372	4,633,372
Invesco Private Prime Fund, 3.28%(d)(e)(f)	11,911,172	11,911,172

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,544,568)		16,544,544

TOTAL INVESTMENTS IN SECURITIES-113.43% (Cost $125,813,281)		135,645,181
OTHER ASSETS LESS LIABILITIES-(13.43)%		(16,056,919)

NET ASSETS-100.00%.		$119,588,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Consumer Staples Momentum ETF (PSL)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$24,532	$4,221,293	$(4,245,825)	$-	$-	$-	$3,029

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,383,930	31,176,401	(31,926,959)	-	-	4,633,372	46,339	*

Invesco Private Prime Fund	12,091,655	71,986,650	(72,168,469)	(1,507)	2,843	11,911,172	126,317	*

Total	$17,500,117	$107,384,344	$(108,341,253)	$(1,507)	$2,843	$16,544,544	$175,685

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Packaged Foods & Meats	19.34

Food Distributors	14.48

Soft Drinks	13.66

Food Retail	10.65

Personal Products	6.45

Specialized Consumer Services	6.26

Agricultural Products	6.26

Household Products	6.22

Education Services	5.20

Distillers & Vintners	5.09

Hypermarkets & Super Centers	3.60

Tobacco	2.38

Money Market Funds Plus Other Assets Less Liabilities	0.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco DWA Energy Momentum ETF (PXI)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Coal & Consumable Fuels-5.20%
Centrus Energy Corp., Class A(b)(c)	124,899	$5,908,972
CONSOL Energy, Inc.	104,260	6,570,465

		12,479,437

Integrated Oil & Gas-5.90%
Exxon Mobil Corp.	61,887	6,857,699
Occidental Petroleum Corp.	100,704	7,311,110

		14,168,809

Oil & Gas Drilling-2.90%
Valaris Ltd.(b)(c)	104,021	6,962,126

Oil & Gas Equipment & Services-7.60%
RPC, Inc.	714,478	7,952,140
Weatherford International PLC(b)	247,300	10,307,464

		18,259,604

Oil & Gas Exploration & Production-64.12%
Antero Resources Corp.(b)	221,277	8,112,015
Berry Corp.	626,693	5,558,767
California Resources Corp.(c)	126,222	5,693,874
Chesapeake Energy Corp.(c)	56,054	5,732,643
Chord Energy Corp.(c)	47,038	7,201,047
Civitas Resources, Inc.	103,338	7,224,360
Comstock Resources, Inc.(b)(c)	307,567	5,776,108
ConocoPhillips	60,664	7,649,124
Devon Energy Corp.	113,726	8,796,706
EOG Resources, Inc.	51,981	7,096,446
Hess Corp.	52,445	7,398,941
Marathon Oil Corp.	260,587	7,934,874
Matador Resources Co.	148,387	9,860,316
Murphy Oil Corp.	166,767	8,089,867
Pioneer Natural Resources Co.	25,289	6,484,352
Range Resources Corp.(c)	239,340	6,816,403
SandRidge Energy, Inc.(b)(c)	313,889	5,929,363
Sitio Royalties Corp.(c)	213,419	6,052,563
SM Energy Co.	187,068	8,414,319
Texas Pacific Land Corp.(c)	4,937	11,374,206
W&T Offshore, Inc.(b)	890,537	6,759,176

		153,955,470

	Shares	Value
Oil & Gas Refining & Marketing-6.08%
CVR Energy, Inc.(c)	188,383	$7,358,240
Marathon Petroleum Corp.	63,678	7,235,094

		14,593,334

Oil & Gas Storage & Transportation-3.78%
Cheniere Energy, Inc.	51,453	9,076,824

Steel-4.36%
Alpha Metallurgical Resources, Inc.	62,072	10,480,857

Total Common Stocks & Other Equity Interests (Cost $178,306,080)		239,976,461

Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $384,276)	384,276	384,276

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $178,690,356)		240,360,737

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-19.05%
Invesco Private Government Fund, 3.18%(d)(e)(f)	12,808,217	12,808,217
Invesco Private Prime Fund, 3.28%(d)(e)(f)	32,927,101	32,927,101

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,736,027)		45,735,318

TOTAL INVESTMENTS IN SECURITIES-119.15% (Cost $224,426,383)		286,096,055
OTHER ASSETS LESS LIABILITIES-(19.15)%		(45,978,133)

NET ASSETS-100.00%.		$240,117,922

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$249,928	$8,924,159	$(8,789,811)	$ -	$ -	$384,276	$3,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco DWA Energy Momentum ETF (PXI)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$13,426,783	$75,768,067	$(76,386,633)	$-	$-	$12,808,217	$110,570	*

Invesco Private Prime Fund	31,312,864	161,569,705	(159,954,080)	(1,114)	(274)	32,927,101	301,895	*

Total	$44,989,575	$246,261,931	$(245,130,524)	$(1,114)	$(274)	$46,119,594	$415,917

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Oil & Gas Exploration & Production	64.12

Oil & Gas Equipment & Services	7.60

Oil & Gas Refining & Marketing	6.08

Integrated Oil & Gas	5.90

Coal & Consumable Fuels	5.20

Steel	4.36

Oil & Gas Storage & Transportation	3.78

Oil & Gas Drilling	2.90

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco DWA Financial Momentum ETF (PFI)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Asset Management & Custody Banks-7.32%
Ameriprise Financial, Inc.	8,107	$2,506,036
Ares Management Corp., Class A	28,050	2,127,031

		4,633,067

Consumer Finance-2.10%
American Express Co.	8,952	1,328,924

Data Processing & Outsourced Services-9.50%
International Money Express, Inc.(b)(c)	28,198	762,192
Mastercard, Inc., Class A	9,757	3,202,052
Visa, Inc., Class A	9,878	2,046,327

		6,010,571

Financial Exchanges & Data-6.49%
Donnelley Financial Solutions, Inc.(b)(c)	26,111	1,055,668
FactSet Research Systems, Inc.	2,850	1,212,646
Nasdaq, Inc.	29,550	1,839,192

		4,107,506

Hotel & Resort REITs-1.86%
Ryman Hospitality Properties, Inc.	13,251	1,178,279

Industrial REITs-2.00%
First Industrial Realty Trust, Inc.	26,568	1,265,434

Insurance Brokers-9.81%
Aon PLC, Class A	5,212	1,467,126
Arthur J. Gallagher & Co.	9,630	1,801,581
Brown & Brown, Inc.	23,599	1,387,385
Marsh & McLennan Cos., Inc.	9,598	1,549,981

		6,206,073

Investment Banking & Brokerage-9.11%
LPL Financial Holdings, Inc.	10,799	2,760,765
Morgan Stanley	15,641	1,285,221
Raymond James Financial, Inc.	14,537	1,717,401

		5,763,387

Life & Health Insurance-4.78%
Globe Life, Inc.	12,972	1,498,525
Unum Group	33,500	1,527,265

		3,025,790

Mortgage REITs-4.00%
Arbor Realty Trust, Inc.(c)	67,916	935,203
Ellington Financial, Inc.	51,546	689,686
Ready Capital Corp.(c)	75,101	910,224

		2,535,113

Property & Casualty Insurance-13.26%
American Financial Group, Inc.	8,307	1,205,429
Kinsale Capital Group, Inc.	6,183	1,948,696
Palomar Holdings, Inc.(b)(c)	7,985	710,346
Progressive Corp. (The)	23,445	3,010,338
W.R. Berkley Corp.	20,361	1,514,451

		8,389,260

Regional Banks-17.54%
Ameris Bancorp	21,452	1,104,992

	Shares	Value
Regional Banks-(continued)
BancFirst Corp.(c)	9,114	$873,303
First Bancorp	76,176	1,202,819
First Citizens BancShares, Inc., Class A	1,439	1,183,031
First Merchants Corp.(c)	18,249	819,380
Hancock Whitney Corp.	17,151	958,226
Lakeland Financial Corp.(c)	9,445	780,629
OFG Bancorp	27,344	762,351
Popular, Inc.	11,083	783,790
ServisFirst Bancshares, Inc.(c)	11,796	888,593
Stock Yards Bancorp, Inc.(c)	10,124	791,596
Wintrust Financial Corp.	10,150	950,243

		11,098,953

Residential REITs-3.44%
Equity LifeStyle Properties, Inc.	34,088	2,180,268

Retail REITs-1.30%
Tanger Factory Outlet Centers, Inc.	45,732	823,633

Specialized REITs-5.45%
CubeSmart	36,462	1,526,664
Farmland Partners, Inc.(c)	49,335	691,183
Life Storage, Inc.	11,135	1,231,643

		3,449,490

Thrifts & Mortgage Finance-1.95%
Mr. Cooper Group, Inc.(b)	31,258	1,234,378

Total Common Stocks & Other Equity Interests (Cost $58,429,984)		63,230,126

Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $121,537)	121,537	121,537

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $58,551,521)		63,351,663

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.51%
Invesco Private Government Fund, 3.18%(d)(e)(f)	2,040,090	2,040,090
Invesco Private Prime Fund, 3.28%(d)(e)(f)	5,244,435	5,244,435

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,284,343)		7,284,525

TOTAL INVESTMENTS IN SECURITIES-111.61% (Cost $65,835,864)		70,636,188
OTHER ASSETS LESS LIABILITIES-(11.61)%		(7,349,030)

NET ASSETS-100.00%		$63,287,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco DWA Financial Momentum ETF (PFI)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$196,176	$1,344,936	$(1,419,575)	$-	$-	$121,537	$1,296

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	949,782	11,333,371	(10,243,063)	-	-	2,040,090	10,953	*

Invesco Private Prime Fund	2,214,095	28,049,172	(25,019,107)	182	93	5,244,435	29,631	*

Total	$3,360,053	$40,727,479	$(36,681,745)	$182	$93	$7,406,062	$41,880

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sub-Industry Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Regional Banks	17.54

Property & Casualty Insurance	13.26

Insurance Brokers	9.81

Data Processing & Outsourced Services	9.50

Investment Banking & Brokerage	9.11

Asset Management & Custody Banks	7.32

Financial Exchanges & Data	6.49

Specialized REITs	5.45

Life & Health Insurance	4.78

Mortgage REITs	4.00

Residential REITs	3.44

Sub-Industry Types Each Less Than 3%	9.21

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco DWA Healthcare Momentum ETF (PTH)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Biotechnology-39.48%
Akero Therapeutics, Inc.(b)(c)	154,108	$6,512,604
Allakos, Inc.(b)(c)	379,831	2,214,415
Apellis Pharmaceuticals, Inc.(b)(c)	107,363	6,494,388
Avidity Biosciences, Inc.(b)(c)	81,969	1,170,517
Bluebird Bio, Inc.(b)(c)	1,102,463	6,912,443
Bridgebio Pharma, Inc.(b)(c)	267,600	2,791,068
Caribou Biosciences, Inc.(b)(c)	169,864	1,654,475
Catalyst Pharmaceuticals, Inc.(b)(c)	340,825	4,727,243
Chinook Therapeutics, Inc.(b)(c)	88,192	1,918,176
Cogent Biosciences, Inc.(b)	309,337	4,222,450
Cytokinetics, Inc.(b)(c)	162,563	7,097,501
Deciphera Pharmaceuticals, Inc.(b)	196,003	3,179,169
Gossamer Bio., Inc.(b)(c)	219,983	2,441,811
IVERIC bio, Inc.(b)(c)	342,225	8,186,022
Karuna Therapeutics, Inc.(b)(c)	33,910	7,437,819
Krystal Biotech, Inc.(b)(c)	23,450	1,793,925
Lyell Immunopharma, Inc.(b)(c)	249,728	1,468,401
Mersana Therapeutics, Inc.(b)	330,563	2,598,225
Prometheus Biosciences, Inc.(b)(c)	65,913	3,461,751
PTC Therapeutics, Inc.(b)	49,292	1,864,223
RAPT Therapeutics, Inc.(b)(c)	86,597	1,889,547
Sarepta Therapeutics, Inc.(b)(c)	51,726	5,897,799
Seres Therapeutics, Inc.(b)(c)	313,062	2,773,729
Verve Therapeutics, Inc.(b)(c)	105,562	3,979,687
Viridian Therapeutics, Inc.(b)(c)	143,415	2,853,958

		95,541,346

Health Care Equipment-11.61%
Axonics, Inc.(b)	33,416	2,444,046
Cutera, Inc.(b)(c)	88,309	4,059,565
PROCEPT BioRobotics Corp.(b)(c)	82,965	3,769,100
Shockwave Medical, Inc.(b)	26,488	7,764,957
STERIS PLC(c)	31,371	5,414,007
TransMedics Group, Inc.(b)(c)	96,340	4,645,515

		28,097,190

Health Care Facilities-4.78%
Acadia Healthcare Co., Inc.(b)	65,632	5,335,882
Ensign Group, Inc. (The)(c)	69,405	6,231,181

		11,567,063

Health Care Services-4.18%
Accolade, Inc.(b)(c)	176,923	1,907,230
Cross Country Healthcare, Inc.(b)	88,574	3,285,210
Oak Street Health, Inc.(b)(c)	89,205	1,804,617
Option Care Health, Inc.(b)	102,976	3,116,054

		10,113,111

Health Care Supplies-5.01%
Lantheus Holdings, Inc.(b)	163,944	12,130,217

Health Care Technology-3.15%
Evolent Health, Inc., Class A(b)(c)	152,757	4,859,200
Phreesia, Inc.(b)(c)	101,297	2,767,434

		7,626,634

	Shares	Value
Life Sciences Tools & Services-2.84%
Medpace Holdings, Inc.(b)(c)	30,935	$6,866,951

Managed Health Care-11.88%
Elevance Health, Inc.	16,955	9,270,485
Molina Healthcare, Inc.(b)	19,695	7,067,748
UnitedHealth Group, Inc.	22,343	12,403,717

		28,741,950

Pharmaceuticals-17.04%
Amylyx Pharmaceuticals, Inc.(b)(c)	172,270	6,144,871
Axsome Therapeutics, Inc.(b)(c)	129,262	5,836,179
Cassava Sciences, Inc.(b)(c)	198,895	7,247,734
Eli Lilly and Co.	27,915	10,107,742
Esperion Therapeutics, Inc.(b)(c)	278,152	2,261,376
Pliant Therapeutics, Inc.(b)	266,084	6,617,509
Relmada Therapeutics, Inc.(b)(c)	57,314	366,236
Revance Therapeutics, Inc.(b)	119,712	2,670,775

		41,252,422

Total Common Stocks & Other Equity Interests (Cost $217,918,856)		241,936,884

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $207,819)	207,819	207,819

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $218,126,675)		242,144,703

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-30.71%
Invesco Private Government Fund, 3.18%(d)(e)(f)	21,146,715	21,146,715
Invesco Private Prime Fund, 3.28%(d)(e)(f)	53,178,141	53,178,141

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,323,928)		74,324,856

TOTAL INVESTMENTS IN SECURITIES-130.76% (Cost $292,450,603)		316,469,559
OTHER ASSETS LESS LIABILITIES-(30.76)%		(74,451,155)

NET ASSETS-100.00%.		$242,018,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco DWA Healthcare Momentum ETF (PTH)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$481,376	$9,459,954	$(9,733,511)	$-	$-	$207,819	$5,521

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	13,055,110	100,400,800	(92,309,195)	-	-	21,146,715	139,651	*

Invesco Private Prime Fund	30,443,565	204,999,755	(182,264,184)	502	(1,497)	53,178,141	380,515	*

Total	$43,980,051	$314,860,509	$(284,306,890)	$502	$(1,497)	$74,532,675	$525,687

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sub-Industry Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Biotechnology	39.48

Pharmaceuticals	17.04

Managed Health Care	11.88

Health Care Equipment	11.61

Health Care Supplies	5.01

Health Care Facilities	4.78

Health Care Services	4.18

Health Care Technology	3.15

Life Sciences Tools & Services	2.84

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco DWA Industrials Momentum ETF (PRN)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Aerospace & Defense-2.21%
TransDigm Group, Inc.	4,247	$2,445,253

Building Products-10.44%
Advanced Drainage Systems, Inc.	28,485	3,300,842
Carlisle Cos., Inc.	10,821	2,584,055
CSW Industrials, Inc.	10,909	1,406,388
Trane Technologies PLC	26,723	4,265,792

		11,557,077

Construction & Engineering-10.62%
Comfort Systems USA, Inc.(b)	16,753	2,065,310
MYR Group, Inc.(c)	16,585	1,451,353
NV5 Global, Inc.(b)(c)	10,245	1,485,013
Quanta Services, Inc.	25,021	3,553,983
WillScot Mobile Mini Holdings Corp.(c)	75,280	3,201,658

		11,757,317

Data Processing & Outsourced Services-7.91%
Automatic Data Processing, Inc.	12,614	3,048,804
Broadridge Financial Solutions, Inc.	19,133	2,871,098
Fiserv, Inc.(c)	27,626	2,838,295

		8,758,197

Diversified Support Services-3.56%
Cintas Corp.	9,209	3,937,308

Electrical Components & Equipment-13.73%
AMETEK, Inc.	38,340	4,971,164
Enovix Corp.(b)(c)	130,719	2,466,668
Fluence Energy, Inc.(b)(c)	107,125	1,599,376
Hubbell, Inc.	16,554	3,931,244
Stem, Inc.(b)(c)	164,632	2,238,995

		15,207,447

Environmental & Facilities Services-7.25%
Republic Services, Inc.	18,278	2,424,028
Rollins, Inc.	73,280	3,083,623
Waste Management, Inc.	15,890	2,516,499

		8,024,150

Human Resource & Employment Services-1.75%
Insperity, Inc.	16,402	1,935,764

Industrial Machinery-3.98%
Energy Recovery, Inc.(b)(c)	57,894	1,489,613
IDEX Corp.	13,147	2,922,709

		4,412,322

Oil & Gas Storage & Transportation-2.05%
International Seaways, Inc.(b)	53,498	2,268,850

Paper Packaging-4.13%
Graphic Packaging Holding Co.	199,183	4,573,242

	Shares	Value
Railroads-3.53%
Union Pacific Corp.	19,855	$3,914,215

Research & Consulting Services-6.53%
Booz Allen Hamilton Holding Corp.	25,955	2,825,202
CBIZ, Inc.(c)	32,178	1,597,316
KBR, Inc.	56,365	2,805,286

		7,227,804

Trading Companies & Distributors-20.41%
Herc Holdings, Inc.(b)	21,905	2,576,247
Rush Enterprises, Inc., Class A	29,656	1,479,538
Triton International Ltd. (Bermuda)(b)	40,019	2,428,753
Veritiv Corp.(b)(c)	23,586	2,742,108
W.W. Grainger, Inc.	7,427	4,339,968
Watsco, Inc.(b)	17,693	4,794,095
WESCO International, Inc.(c)	30,808	4,244,418

		22,605,127

Trucking-1.95%
ArcBest Corp.(b)	27,143	2,155,969

Total Common Stocks & Other Equity Interests (Cost $102,996,691)		110,780,042

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $103,875)	103,875	103,875

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $103,100,566)		110,883,917

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.67%
Invesco Private Government Fund, 3.18%(d)(e)(f)	3,927,055	3,927,055
Invesco Private Prime Fund, 3.28%(d)(e)(f)	10,095,862	10,095,862

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,022,194)		14,022,917

TOTAL INVESTMENTS IN SECURITIES-112.81% (Cost $117,122,760)		124,906,834
OTHER ASSETS LESS LIABILITIES-(12.81)%		(14,183,020)

NET ASSETS-100.00%.		$110,723,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco DWA Industrials Momentum ETF (PRN)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$253,005	$4,282,695	$(4,431,825)	$-	$-	$103,875	$2,184

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,482,930	21,927,544	(20,483,419)	-	-	3,927,055	31,332	*

Invesco Private Prime Fund	5,791,524	48,611,357	(44,307,098)	723	(644)	10,095,862	85,624	*

Total	$8,527,459	$74,821,596	$(69,222,342)	$723	$(644)	$14,126,792	$119,140

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sub-Industry Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Trading Companies & Distributors	20.41

Electrical Components & Equipment	13.73

Construction & Engineering	10.62

Building Products	10.44

Data Processing & Outsourced Services	7.91

Environmental & Facilities Services	7.25

Research & Consulting Services	6.53

Paper Packaging	4.13

Industrial Machinery	3.98

Diversified Support Services	3.56

Railroads	3.53

Sub-Industry Types Each Less Than 3%	7.96

Money Market Funds Plus Other Assets Less Liabilities	(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco DWA Technology Momentum ETF (PTF)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Advertising-1.77%
Trade Desk, Inc. (The), Class A(b)	67,148	$3,574,960

Alternative Carriers-1.95%
Iridium Communications, Inc.(b)	76,309	3,932,203

Application Software-20.20%
Box,Inc.,Class A(b)	131,326	3,815,020
Cadence Design Systems, Inc.(b)	45,161	6,836,924
Intuit, Inc.	24,883	10,637,483
Manhattan Associates, Inc.(b)	26,567	3,232,407
Paylocity Holding Corp.(b)	18,679	4,329,605
PowerSchool Holdings, Inc., Class A(b)	158,934	3,178,680
SPS Commerce, Inc.(b)(c)	31,348	3,966,149
Synopsys, Inc.(b)	16,139	4,721,464

		40,717,732

Communications Equipment-10.90%
Calix, Inc.(b)	58,521	4,309,487
CommScope Holding Co., Inc.(b)	318,545	4,217,536
Digi International, Inc.(b)(c)	96,074	3,874,664
Extreme Networks, Inc.(b)	313,363	5,621,732
Harmonic, Inc.(b)(c)	255,286	3,944,169

		21,967,588

Data Processing & Outsourced Services-2.01%
ExlService Holdings, Inc.(b)	22,350	4,064,348

Electrical Components & Equipment-4.78%
Array Technologies, Inc.(b)	317,341	5,743,872
Shoals Technologies Group, Inc., Class A(b)(c) .	168,175	3,886,524

		9,630,396

Electronic Components-1.88%
Belden, Inc.	54,325	3,782,650

Electronic Equipment & Instruments-2.22%
Keysight Technologies, Inc.(b)	25,769	4,487,671

Interactive Home Entertainment-2.66%
ROBLOX Corp., Class A(b)(c)	119,888	5,363,789

Semiconductor Equipment-7.43%
Axcelis Technologies, Inc.(b)	62,693	3,636,194
Enphase Energy, Inc.(b)	18,761	5,759,627
KLA Corp.	17,654	5,586,608

		14,982,429

Semiconductors-21.15%
Broadcom, Inc.	9,235	4,341,558
First Solar, Inc.(b)	38,164	5,555,534
Impinj, Inc.(b)(c)	50,705	5,812,314
Lattice Semiconductor Corp.(b)	124,467	6,037,894
MACOM Technology Solutions Holdings, Inc.(b)(c)	70,682	4,090,367
Monolithic Power Systems, Inc.	20,472	6,949,220

	Shares	Value
Semiconductors-(continued)
ON Semiconductor Corp.(b)	111,547	$6,852,332
Wolfspeed, Inc.(b)(c)	38,074	2,998,328

		42,637,547

Systems Software-8.75%
A10 Networks, Inc.	233,048	3,915,206
Microsoft Corp.	20,293	4,710,614
Palo Alto Networks, Inc.(b)	28,066	4,815,845
Qualys, Inc.(b)	29,421	4,194,258

		17,635,923

Technology Distributors-4.33%
CDW Corp.	29,459	5,090,810
Insight Enterprises, Inc.(b)(c)	38,539	3,642,321

		8,733,131

Technology Hardware, Storage & Peripherals-9.95%
Apple, Inc.	68,925	10,568,959
Pure Storage, Inc., Class A(b)	159,431	4,920,041
Super Micro Computer, Inc.(b)(c)	65,673	4,570,184

		20,059,184

Total Common Stocks & Other Equity Interests (Cost $187,177,058)		201,569,551

Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $283,280)	283,280	283,280

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $187,460,338)		201,852,831

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.37%
Invesco Private Government Fund, 3.18%(d)(e)(f)	8,676,535	8,676,535
Invesco Private Prime Fund, 3.28%(d)(e)(f)	22,300,737	22,300,737

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,977,736)		30,977,272

TOTAL INVESTMENTS IN SECURITIES-115.49% (Cost $218,438,074)		232,830,103
OTHER ASSETS LESS LIABILITIES-(15.49)%		(31,220,608)

NET ASSETS-100.00%.		$201,609,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco DWA Technology Momentum ETF (PTF)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$357,742	$1,073,411	$(1,147,873)	$-	$-	$283,280	$2,177

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	9,721,813	58,626,352	(59,671,630)	-	-	8,676,535	88,102	*

Invesco Private Prime Fund	22,682,210	124,656,385	(125,039,670)	(553)	2,365	22,300,737	240,141	*

Total	$32,761,765	$184,356,148	$(185,859,173)	$(553)	$2,365	$31,260,552	$330,420

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sub-Industry Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Semiconductors	21.15

Application Software	20.20

Communications Equipment	10.90

Technology Hardware, Storage & Peripherals	9.95

Systems Software	8.75

Semiconductor Equipment	7.43

Electrical Components & Equipment	4.78

Technology Distributors	4.33

Sub-Industry Types Each Less Than 3%	12.49

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco DWA Utilities Momentum ETF (PUI)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Construction & Engineering-1.41%
MDU Resources Group, Inc.	37,781	$1,076,003

Electric Utilities-37.28%
Alliant Energy Corp.	53,470	2,789,530
American Electric Power Co., Inc.	15,999	1,406,632
Constellation Energy Corp.	36,703	3,469,902
Duke Energy Corp.	28,962	2,698,679
Evergy, Inc.	31,191	1,906,706
Eversource Energy	22,018	1,679,533
Exelon Corp.	58,117	2,242,735
IDACORP, Inc.	11,679	1,222,791
MGE Energy, Inc.	14,343	976,615
NextEra Energy, Inc.	33,114	2,566,335
NRG Energy, Inc.	53,016	2,353,910
Otter Tail Corp.(b)	16,826	1,134,409
Pinnacle West Capital Corp.	21,024	1,413,023
Xcel Energy, Inc.	40,107	2,611,367

		28,472,167

Gas Utilities-12.61%
Atmos Energy Corp.	24,590	2,620,065
Chesapeake Utilities Corp.	11,218	1,395,295
National Fuel Gas Co.	25,102	1,694,134
New Jersey Resources Corp.(b)	24,796	1,106,893
ONE Gas, Inc.	18,245	1,413,623
UGI Corp.	39,619	1,399,739

		9,629,749

Independent Power Producers & Energy Traders-4.19%
AES Corp. (The)	122,391	3,201,749

Multi-Utilities-24.00%
Ameren Corp.	17,847	1,454,887
CenterPoint Energy, Inc.	57,936	1,657,549
CMS Energy Corp.	42,534	2,426,565
Dominion Energy, Inc.	20,327	1,422,280
DTE Energy Co.	23,374	2,620,459
NiSource, Inc.	112,797	2,897,755
Sempra Energy	20,170	3,044,460
WEC Energy Group, Inc.	30,716	2,805,292

		18,329,247

Oil & Gas Exploration & Production-3.40%
EQT Corp.	61,995	2,593,871

	Shares	Value
Oil & Gas Storage & Transportation-3.61%
ONEOK, Inc.	46,442	$2,754,939

Renewable Electricity-6.55%
Clearway Energy, Inc., Class C(b)	50,395	1,750,722
Montauk Renewables, Inc.(c)	69,586	1,041,703
Ormat Technologies, Inc.(b)	24,443	2,210,869

		5,003,294

Water Utilities-6.77%
American Water Works Co., Inc.	20,085	2,919,154
Essential Utilities, Inc.	27,203	1,202,916
Middlesex Water Co.(b)	11,768	1,052,883

		5,174,953

Total Common Stocks & Other Equity Interests (Cost $77,340,659)		76,235,972

Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $148,065)	148,065	148,065

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $77,488,724)		76,384,037

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.92%
Invesco Private Government Fund, 3.18%(d)(e)(f)	1,694,579	1,694,579
Invesco Private Prime Fund, 3.28%(d)(e)(f)	4,356,777	4,356,777

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,051,188)		6,051,356

TOTAL INVESTMENTS IN SECURITIES-107.94% (Cost $83,539,912)		82,435,393
OTHER ASSETS LESS LIABILITIES-(7.94)%		(6,061,549)

NET ASSETS-100.00%		$76,373,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco DWA Utilities Momentum ETF (PUI)—(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 141,321	$ 1,428,756	$ (1,422,012)	$ -	$ -	$ 148,065	$ 1,182

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	935,498	13,492,135	(12,733,054)	-	-	1,694,579	11,943*

Invesco Private Prime Fund	2,182,493	30,629,355	(28,455,078)	168	(161)	4,356,777	32,896*

Total	$3,259,312	$45,550,246	$(42,610,144)	$168	$(161)	$6,199,421	$46,021

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Electric Utilities	37.28

Multi-Utilities	24.00

Gas Utilities	12.61

Water Utilities	6.77

Renewable Electricity	6.55

Independent Power Producers & Energy

Traders	4.19

Oil & Gas Storage & Transportation	3.61

Oil & Gas Exploration & Production	3.40

Construction & Engineering	1.41

Money Market Funds Plus Other Assets

Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco NASDAQ Internet ETF (PNQI)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Advertising-0.10%
Criteo S.A., ADR (France)(b)	15,844	$404,022

Application Software-13.73%
Adobe, Inc.(b)	52,232	16,635,892
Alarm.com Holdings, Inc.(b)(c)	12,878	757,742
Box,Inc.,Class A(b)	36,848	1,070,434
Coupa Software, Inc.(b)	19,561	1,041,232
DocuSign, Inc.(b)	51,768	2,500,394
Dropbox, Inc., Class A(b)	74,099	1,611,653
eGain Corp.(b)(c)	8,239	66,324
Envestnet, Inc.(b)(c)	14,291	704,689
LivePerson, Inc.(b)(c)	19,421	205,280
New Relic, Inc.(b)	17,429	1,032,494
Open Text Corp. (Canada)	69,859	2,022,418
Paylocity Holding Corp.(b)(c)	14,312	3,317,379
PROS Holdings, Inc.(b)(c)	11,730	292,664
salesforce.com, inc.(b)	124,939	20,313,832
SPS Commerce, Inc.(b)(c)	9,325	1,179,799
Zoom Video Communications, Inc., Class A(b)	64,980	5,421,931

		58,174,157

Automotive Retail-0.09%
Carvana Co.(b)(c)	27,393	370,627

Casinos & Gaming-0.43%
DraftKings, Inc., Class A(b)(c)	116,133	1,834,901

Data Processing & Outsourced Services-4.34%
Dlocal Ltd. (Uruguay)(b)(c)	41,678	929,419
PayPal Holdings, Inc.(b)	208,749	17,447,242

		18,376,661

Education Services-0.20%
2U, Inc.(b)(c)	20,062	124,184
Chegg, Inc.(b)(c)	32,726	705,900

		830,084

Financial Exchanges & Data-0.72%
Coinbase Global, Inc., Class A(b)(c)	45,784	3,033,190

Health Care Technology-0.32%
GoodRx Holdings, Inc., Class A(b)(c)	21,851	117,340
Teladoc Health, Inc.(b)(c)	41,855	1,240,582

		1,357,922

Hotels, Resorts & Cruise Lines-8.76%
Airbnb, Inc., Class A(b)	103,348	11,048,935
Booking Holdings, Inc.(b)	10,280	19,218,254
Expedia Group, Inc.(b)	39,363	3,679,260
MakeMyTrip Ltd. (India)(b)(c)	16,986	472,720
Trip.com Group Ltd., ADR (China)(b)	120,129	2,718,519

		37,137,688

Interactive Home Entertainment-1.75%
Bilibili, Inc., ADR (China)(b)(c)	33,566	299,409
NetEase, Inc., ADR (China)(c)	42,046	2,338,599
Sea Ltd., ADR (Singapore)(b)(c)	96,202	4,779,315

		7,417,323

Interactive Media & Services-15.96%
Alphabet, Inc., Class C(b)	357,407	33,832,147
Autohome, Inc., ADR (China)(c)	17,327	452,581

	Shares	Value
Interactive Media & Services-(continued)
Baidu, Inc., ADR (China)(b)(c)	47,127	$3,608,514
Cars.com, Inc.(b)(c)	17,571	243,886
Eventbrite, Inc., Class A(b)(c)	20,870	137,116
Hello Group, Inc., ADR (China)(c)	43,866	206,170
JOYY, Inc., ADR (China)(c)	15,014	378,803
Meta Platforms, Inc., Class A(b)	239,434	22,305,671
Shutterstock, Inc.(c)	9,313	465,929
Snap, Inc., Class A(b)(c)	361,102	3,578,521
TripAdvisor, Inc.(b)(c)	32,893	776,933
Yelp, Inc.(b)(c)	18,195	698,870
Ziff Davis, Inc.(b)(c)	12,218	945,551

		67,630,692

Internet & Direct Marketing Retail-16.83%
1-800-Flowers.com, Inc., Class A(b)(c)	9,655	70,385
Alibaba Group Holding Ltd., ADR (China)(b)(c) .	204,439	12,998,232
Amazon.com, Inc.(b)	307,730	31,523,861
Chewy, Inc., Class A(b)(c)	28,876	1,118,368
eBay, Inc.	142,237	5,666,722
Global-e Online Ltd. (Israel)(b)	40,512	1,024,548
JD.com, Inc., ADR (China)	130,654	4,872,088
Lands’ End, Inc.(b)(c)	8,651	90,662
MercadoLibre, Inc. (Brazil)(b)	13,033	11,750,813
Overstock.com, Inc.(b)(c)	11,831	275,071
PetMed Express, Inc.(c)	5,441	116,002
Stitch Fix, Inc., Class A(b)(c)	21,429	85,716
Vipshop Holdings Ltd., ADR (China)(b)(c)	134,829	939,758
Wayfair, Inc., Class A(b)(c)	20,881	791,808

		71,324,034

Internet Services & Infrastructure-6.32%
Akamai Technologies, Inc.(b)	41,156	3,635,310
Brightcove, Inc.(b)	10,848	72,682
Fastly, Inc., Class A(b)(c)	31,587	268,174
GoDaddy, Inc., Class A(b)	40,485	3,254,994
Okta, Inc.(b)	39,044	2,191,149
Shopify, Inc., Class A (Canada)(b)(c)	307,184	10,514,908
VeriSign, Inc.(b)	27,777	5,568,177
Wix.com Ltd. (Israel)(b)	14,878	1,251,240

		26,756,634

Movies & Entertainment-16.12%
Netflix, Inc.(b)	87,249	25,466,238
Roku, Inc., Class A(b)(c)	31,259	1,736,125
Spotify Technology S.A.(b)	49,881	4,019,411
Walt Disney Co. (The)(b)	348,064	37,082,739

		68,304,513

Real Estate Services-0.36%
Redfin Corp.(b)(c)	28,080	135,065
Zillow Group, Inc., Class C(b)(c)	45,562	1,406,043

		1,541,108

Research & Consulting Services-2.00%
CoStar Group, Inc.(b)	102,515	8,480,041

Systems Software-8.43%
Gitlab, Inc., Class A(b)(c)	22,525	1,091,561
Microsoft Corp.	149,199	34,633,564

		35,725,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco NASDAQ Internet ETF (PNQI)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Trucking-3.52%
Lyft,Inc.,Class A(b)(c)	89,102	$1,304,453
Uber Technologies, Inc.(b)	512,621	13,620,340

		14,924,793

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $609,046,668)		423,623,515

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.07%
Invesco Private Government Fund, 3.18%(d)(e)(f)	16,701,715	16,701,715

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.28%(d)(e)(f)	42,931,344	$42,931,344

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,634,224)		59,633,059

TOTAL INVESTMENTS IN SECURITIES-114.05% (Cost $668,680,892)		483,256,574
OTHER ASSETS LESS LIABILITIES-(14.05)%		(59,526,073)

NET ASSETS-100.00%.		$423,730,501

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$376,768	$922,201	$(1,298,969)	$-	$-	$-	$989

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	14,297,896	124,713,371	(122,309,552)	-	-	16,701,715	133,945	*

Invesco Private Prime Fund	33,326,145	251,139,543	(241,531,812)	(2,481)	(51)	42,931,344	359,068	*

Total	$48,000,809	$376,775,115	$(365,140,333)	$(2,481)	$(51)	$59,633,059	$494,002

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco NASDAQ Internet ETF (PNQI)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Internet & Direct Marketing Retail	16.83

Movies & Entertainment	16.12

Interactive Media & Services	15.96

Application Software	13.73

Hotels, Resorts & Cruise Lines	8.76

Systems Software	8.43

Internet Services & Infrastructure	6.32

Data Processing & Outsourced Services	4.34

Trucking	3.52

Sub-Industry Types Each Less Than 3%	5.97

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Assets and Liabilities

October 31, 2022

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)	Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	Invesco DWA Consumer Staples Momentum ETF (PSL)	Invesco DWA Energy Momentum ETF (PXI)
Assets:
Unaffiliated investments in securities, at value(a)	$110,687,271	$24,882,612	$119,100,637	$239,976,461
Affiliated investments in securities, at value	19,306,142	6,912,470	16,544,544	46,119,594
Receivable for:
Dividends	80,017	5,216	746,478	28,961
Securities lending	3,170	982	1,533	8,648
Investments sold	-	-	-	-
Foreign tax reclaims	-	-	-	-
Other assets	-	12,620	-	-

Total assets	130,076,600	31,813,900	136,393,192	286,133,664

Liabilities:
Due to custodian	-	-	56,512	-
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	19,206,305	6,806,878	16,544,568	45,736,027
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	31,694	80	37,967	78,438
Accrued trustees’ and officer’s fees	47,810	43,237	48,738	53,151
Accrued expenses	95,144	79,289	117,145	148,126

Total liabilities	19,380,953	6,929,484	16,804,930	46,015,742

Net Assets	$110,695,647	$24,884,416	$119,588,262	$240,117,922

Net assets consist of:
Shares of beneficial interest	$196,874,393	$110,831,455	$224,457,679	$366,395,147
Distributable earnings (loss)	(86,178,746)	(85,947,039)	(104,869,417)	(126,277,225)

Net Assets	$110,695,647	$24,884,416	$119,588,262	$240,117,922

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,390,000	380,000	1,460,000	4,990,000
Net asset value	$79.64	$65.49	$81.91	$48.12

Market price	$79.68	$65.52	$81.93	$48.16

Unaffiliated investments in securities, at cost	$104,719,981	$22,776,924	$109,268,713	$178,306,080

Affiliated investments in securities, at cost	$19,305,533	$6,912,438	$16,544,568	$46,120,303

(a) Includes securities on loan with an aggregate value of:	$18,671,553	$6,624,983	$16,176,074	$45,563,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco DWA Financial Momentum ETF (PFI)	Invesco DWA Healthcare Momentum ETF (PTH)	Invesco DWA Industrials Momentum ETF (PRN)	Invesco DWA Technology Momentum ETF (PTF)	Invesco DWA Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$63,230,126	$241,936,884	$110,780,042	$201,569,551	$76,235,972	$423,623,515
7,406,062	74,532,675	14,126,792	31,260,552	6,199,421	59,633,059

67,527	3,102	2,993	808	151,193	330
586	189,532	1,829	2,399	893	6,487
-	-	-	2,303,259	1,007,449	10,414,337
-	-	-	10,778	-	-

4,156	-	986	465	394	-

70,708,457	316,662,193	124,912,642	235,147,812	83,595,322	493,677,728

-	-	-	-	-	9,336,401
-	-	-	-	-	729,191

7,284,343	74,323,928	14,022,194	30,977,736	6,051,188	59,634,224
261	-	-	2,304,114	1,009,344	27,395
-	-	-	-	-	220,016
19,914	82,935	44,814	61,248	25,613	-
42,955	53,787	48,867	48,600	45,768	-
73,826	183,139	72,953	146,619	89,565	-

7,421,299	74,643,789	14,188,828	33,538,317	7,221,478	69,947,227

$63,287,158	$242,018,404	$110,723,814	$201,609,495	$76,373,844	$423,730,501

$108,039,126	$544,451,835	$223,739,883	$383,252,820	$105,484,729	$768,544,336
(44,751,968)	(302,433,431)	(113,016,069)	(181,643,325)	(29,110,885)	(344,813,835)

$63,287,158	$242,018,404	$110,723,814	$201,609,495	$76,373,844	$423,730,501

1,480,000	1,920,000	1,240,000	1,750,000	2,270,000	3,710,000
$42.76	$126.05	$89.29	$115.21	$33.64	$114.21

$42.79	$126.04	$89.32	$115.18	$33.66	$114.23

$58,429,984	$217,918,856	$102,996,691	$187,177,058	$77,340,659	$609,046,668

$7,405,880	$74,531,747	$14,126,069	$31,261,016	$6,199,253	$59,634,224

$7,021,258	$72,350,178	$13,813,143	$29,862,526	$5,863,882	$57,944,141

25

Statements of Operations

For the six months ended October 31, 2022

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)	Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	Invesco DWA Consumer Staples Momentum ETF (PSL)	Invesco DWA Energy Momentum ETF (PXI)
Investment income:
Unaffiliated dividend income	$1,383,876	$142,889	$1,970,636	$4,300,963
Affiliated dividend income	1,802	1,366	3,029	3,452
Securities lending income, net	166,836	39,340	13,276	212,259
Foreign withholding tax	-	-	-	-

Total investment income	1,552,514	183,595	1,986,941	4,516,674

Expenses:
Unitary management fees	-	-	-	-
Advisory fees	336,027	71,767	301,200	573,552
Sub-licensing fees	100,808	21,530	90,361	172,066
Accounting & administration fees	11,320	9,926	9,817	10,770
Professional fees	13,426	16,937	13,301	13,326
Custodian & transfer agent fees	4,262	1,484	1,435	2,085
Trustees’ and officer’s fees	(5,133)	(5,109)	(5,617)	(5,949)
Other expenses	11,729	13,259	12,789	12,569

Total expenses	472,439	129,794	423,286	778,419

Less: Waivers	(69,307)	(43,742)	(61,977)	(90,340)

Net expenses	403,132	86,052	361,309	688,079

Net investment income (loss)	1,149,382	97,543	1,625,632	3,828,595

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities.	(25,425,900)	(8,101,004)	(15,661,947)	(7,769,368)
Affiliated investment securities.	(139)	228	2,843	(274)
In-kind redemptions	(117,430)	(1,053,572)	1,030,208	12,031,053

Net realized gain (loss)	(25,543,469)	(9,154,348)	(14,628,896)	4,261,411

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities.	(4,007,303)	6,345,392	10,496,672	22,866,250
Affiliated investment securities.	609	32	(1,507)	(1,114)

Change in net unrealized appreciation (depreciation)	(4,006,694)	6,345,424	10,495,165	22,865,136

Net realized and unrealized gain (loss)	(29,550,163)	(2,808,924)	(4,133,731)	27,126,547

Net increase (decrease) in net assets resulting from operations	$(28,400,781)	$(2,711,381)	$(2,508,099)	$30,955,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco DWA Financial Momentum ETF (PFI)	Invesco DWA Healthcare Momentum ETF (PTH)	Invesco DWA Industrials Momentum ETF (PRN)	Invesco DWA Technology Momentum ETF (PTF)	Invesco DWA Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$816,848	$379,129	$1,035,061	$491,503	$1,118,697	$549,973
1,296	5,521	2,184	2,177	1,182	989
1,829	323,768	6,185	28,250	2,456	57,279
(3,514)	-	-	(4,212)	-	(2,869)

816,459	708,418	1,043,430	517,718	1,122,335	605,372

-	-	-	-	-	1,502,714
159,116	623,024	302,709	496,575	188,272	-
32,379	186,908	30,656	148,973	56,482	-
9,704	19,713	14,546	17,294	3,564	-
13,222	14,268	13,771	14,111	13,066	-
1,998	2,426	1,761	3,997	703	-
(4,452)	(6,062)	(5,396)	(5,034)	(5,187)	-
13,957	19,811	16,934	18,003	10,275	-

225,924	860,088	374,981	693,919	267,175	1,502,714

(35,061)	(112,710)	(11,826)	(98,144)	(41,310)	(67)

190,863	747,378	363,155	595,775	225,865	1,502,647

625,596	(38,960)	680,275	(78,057)	896,470	(897,275)

(10,550,104)	(41,334,656)	(21,898,911)	(49,144,310)	(3,041,607)	(16,231,018)
93	(1,497)	(644)	2,365	(161)	(51)
(3,020,029)	(1,093,730)	(184,487)	802,531	2,113,962	11,665,864

(13,570,040)	(42,429,883)	(22,084,042)	(48,339,414)	(927,806)	(4,565,205)

10,167,660	50,080,698	19,720,685	44,535,840	(5,163,045)	(93,342,073)
182	502	723	(553)	168	(2,481)

10,167,842	50,081,200	19,721,408	44,535,287	(5,162,877)	(93,344,554)

(3,402,198)	7,651,317	(2,362,634)	(3,804,127)	(6,090,683)	(97,909,759)

$(2,776,602)	$7,612,357	$(1,682,359)	$(3,882,184)	$(5,194,213)	$(98,807,034)

27

Statements of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco DWA Basic Materials Momentum ETF (PYZ)		Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income (loss)	$1,149,382	$681,094	$97,543	$256,531
Net realized gain (loss)	(25,543,469)	8,809,809	(9,154,348)	(3,638,383)
Change in net unrealized appreciation (depreciation)	(4,006,694)	(4,279,541)	6,345,424	(19,881,708)

Net increase (decrease) in net assets resulting from operations	(28,400,781)	5,211,362	(2,711,381)	(23,263,560)

Distributions to Shareholders from:
Distributable earnings	(978,327)	(713,538)	(62,937)	(274,022)

Shareholder Transactions:
Proceeds from shares sold	2,544,217	194,398,106	-	108,859,338
Value of shares repurchased	(49,757,248)	(126,409,880)	(11,058,897)	(173,596,534)

Net increase (decrease) in net assets resulting from share transactions	(47,213,031)	67,988,226	(11,058,897)	(64,737,196)

Net increase (decrease) in net assets.	(76,592,139)	72,486,050	(13,833,215)	(88,274,778)

Net assets:
Beginning of period	187,287,786	114,801,736	38,717,631	126,992,409

End of period	$110,695,647	$187,287,786	$24,884,416	$38,717,631

Changes in Shares Outstanding:
Shares sold	30,000	2,100,000	-	1,190,000
Shares repurchased	(680,000)	(1,400,000)	(170,000)	(2,060,000)
Shares outstanding, beginning of period	2,040,000	1,340,000	550,000	1,420,000

Shares outstanding, end of period	1,390,000	2,040,000	380,000	550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco DWA Consumer Staples Momentum ETF (PSL)		Invesco DWA Energy Momentum ETF (PXI)		Invesco DWA Financial Momentum ETF (PFI)		Invesco DWA Healthcare Momentum ETF (PTH)
Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$1,625,632	$1,470,236	$3,828,595	$1,580,112	$625,596	$1,287,670	$(38,960)	$(2,069,621)
(14,628,896)	6,343,307	4,261,411	32,581,657	(13,570,040)	(624,663)	(42,429,883)	(41,069,263)
10,495,165	(19,410,012)	22,865,136	32,988,858	10,167,842	(14,529,598)	50,081,200	(51,286,438)

(2,508,099)	(11,596,469)	30,955,142	67,150,627	(2,776,602)	(13,866,591)	7,612,357	(94,425,322)

(911,892)	(1,442,905)	(3,416,024)	(1,335,094)	(522,115)	(1,320,002)	-	-

31,603,905	118,293,134	24,645,284	288,217,685	22,720,237	154,026,851	4,965,922	359,960,194
(8,135,864)	(116,934,578)	(52,769,087)	(252,911,675)	(40,304,035)	(110,378,841)	(44,144,300)	(550,184,148)

23,468,041	1,358,556	(28,123,803)	35,306,010	(17,583,798)	43,648,010	(39,178,378)	(190,223,954)

20,048,050	(11,680,818)	(584,685)	101,121,543	(20,882,515)	28,461,417	(31,566,021)	(284,649,276)

99,540,212	111,221,030	240,702,607	139,581,064	84,169,673	55,708,256	273,584,425	558,233,701

$119,588,262	$99,540,212	$240,117,922	$240,702,607	$63,287,158	$84,169,673	$242,018,404	$273,584,425

380,000	1,330,000	540,000	8,510,000	570,000	2,890,000	40,000	2,170,000
(100,000)	(1,330,000)	(1,280,000)	(8,480,000)	(940,000)	(2,130,000)	(370,000)	(3,490,000)
1,180,000	1,180,000	5,730,000	5,700,000	1,850,000	1,090,000	2,250,000	3,570,000

1,460,000	1,180,000	4,990,000	5,730,000	1,480,000	1,850,000	1,920,000	2,250,000

29

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco DWA Industrials Momentum ETF (PRN)		Invesco DWA Technology Momentum ETF (PTF)
	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income (loss)	$680,275	$342,575	$(78,057)	$(923,523)
Net realized gain (loss)	(22,084,042)	10,839,783	(48,339,414)	4,544,435
Change in net unrealized appreciation (depreciation)	19,721,408	(37,772,934)	44,535,287	(61,071,017)

Net increase (decrease) in net assets resulting from operations	(1,682,359)	(26,590,576)	(3,882,184)	(57,450,105)

Distributions to Shareholders from:
Distributable earnings.	(509,691)	(391,888)	-	-

Shareholder Transactions:
Proceeds from shares sold	2,386,928	225,521,096	29,578,752	400,259,524
Value of shares repurchased	(63,379,499)	(339,515,702)	(29,526,300)	(434,606,833)

Net increase (decrease) in net assets resulting from share transactions.	(60,992,571)	(113,994,606)	52,452	(34,347,309)

Net increase (decrease) in net assets.	(63,184,621)	(140,977,070)	(3,829,732)	(91,797,414)

Net assets:
Beginning of period	173,908,435	314,885,505	205,439,227	297,236,641

End of period.	$110,723,814	$173,908,435	$201,609,495	$205,439,227

Changes in Shares Outstanding:
Shares sold	30,000	2,110,000	260,000	2,540,000
Shares repurchased	(710,000)	(3,260,000)	(250,000)	(2,880,000)
Shares outstanding, beginning of period	1,920,000	3,070,000	1,740,000	2,080,000

Shares outstanding, end of period	1,240,000	1,920,000	1,750,000	1,740,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco DWA Utilities Momentum ETF (PUI)		Invesco NASDAQ Internet ETF (PNQI)
Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$896,470	$992,395	$(897,275)	$(5,131,630)
(927,806)	618,594	(4,565,205)	27,108,254

(5,162,877)	363,406	(93,344,554)	(453,536,469)

(5,194,213)	1,974,395	(98,807,034)	(431,559,845)

(873,979)	(978,385)	-	-

45,625,309	12,709,138	55,843,623	155,935,644
(18,945,126)	(7,671,363)	(90,223,629)	(236,899,762)

26,680,183	5,037,775	(34,380,006)	(80,964,118)

20,611,991	6,033,785	(133,187,040)	(512,523,963)

55,761,853	49,728,068	556,917,541	1,069,441,504

$76,373,844	$55,761,853	$423,730,501	$556,917,541

1,240,000	350,000	460,000	720,000
(550,000)	(220,000)	(730,000)	(1,120,000)
1,580,000	1,450,000	3,980,000	4,380,000

2,270,000	1,580,000	3,710,000	3,980,000

31

Financial Highlights

Invesco DWA Basic Materials Momentum ETF (PYZ)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$91.81		$85.67	$47.51	$60.49		$66.74	$61.38

Net investment income(a)	0.69		0.35	0.47	0.79		0.72	0.49
Net realized and unrealized gain (loss) on investments	(12.28)		6.16	38.31	(12.77)		(6.30)	5.27

Total from investment operations	(11.59)		6.51	38.78	(11.98)		(5.58)	5.76

Distributions to shareholders from:
Net investment income	(0.58)		(0.37)	(0.62)	(1.00)		(0.67)	(0.40)

Net asset value at end of period.	$79.64		$91.81	$85.67	$47.51		$60.49	$66.74

Market price at end of period(b)	$79.68		$91.90	$85.68	$47.63		$60.48	$66.79

Net Asset Value Total Return(c)	(12.61)%		7.61%	82.25%	(19.95)%		(8.36)%	9.40%
Market Price Total Return(c)	(12.65)%		7.70%	81.80%	(19.74)%		(8.46)%	9.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$110,696		$187,288	$114,802	$35,634		$63,518	$100,114
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.61	%(e)	0.60%	0.60%
Expenses, prior to Waivers	0.70	%(d)	0.70%	0.82%	0.79	%(e)	0.76%	0.76%
Net investment income	1.71	%(d)	0.38%	0.70%	1.40	%(e)	1.12%	0.75%
Portfolio turnover rate(f)	52%		125%	132%	90%		89%	75%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021		2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period.	$70.40		$89.43	$41.64		$56.86		$50.42	$44.36

Net investment income(a)	0.22		0.22	(0.00	)(b)	0.06		0.08	0.25
Net realized and unrealized gain (loss) on investments	(4.98)		(19.05)	47.98		(15.17)		6.53	6.03

Total from investment operations	(4.76)		(18.83)	47.98		(15.11)		6.61	6.28

Distributions to shareholders from:
Net investment income	(0.15)		(0.20)	(0.19)		(0.11)		(0.17)	(0.22)

Net asset value at end of period	$65.49		$70.40	$89.43		$41.64		$56.86	$50.42

Market price at end of period(c)	$65.52		$70.54	$89.37		$41.67		$56.87	$50.48

Net Asset Value Total Return(d)	(6.75)%		(21.10)%	115.43%		(26.51)%		13.15%	14.20%
Market Price Total Return(d)	(6.90)%		(20.90)%	115.13%		(26.47)%		13.03%	14.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,884		$38,718	$126,992		$16,657		$31,271	$55,464
Ratio to average net assets of:
Expenses, after Waivers.	0.60	%(e)	0.60%	0.60%		0.61	%(f)	0.60%	0.60%
Expenses, prior to Waivers	0.90	%(e)	0.73%	0.80%		0.82	%(f)	0.80%	0.90%
Net investment income	0.68	%(e)	0.25%	(0.00	)%(g)	0.12	%(f)	0.15%	0.52%
Portfolio turnover rate(h)	95%		227%	163%		176%		136%	185%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco DWA Consumer Staples Momentum ETF (PSL)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$84.36		$94.26	$60.84	$72.67	$67.39	$59.38

Net investment income(a)	1.09		1.21	0.73	0.46	0.45	0.41
Net realized and unrealized gain (loss) on investments	(2.93)		(9.89)	33.35	(11.78)	5.25	7.90

Total from investment operations	(1.84)		(8.68)	34.08	(11.32)	5.70	8.31

Distributions to shareholders from:
Net investment income	(0.61)		(1.22)	(0.66)	(0.51)	(0.42)	(0.30)

Net asset value at end of period	$81.91		$84.36	$94.26	$60.84	$72.67	$67.39

Market price at end of period(b)	$81.93		$84.28	$94.31	$60.81	$72.65	$67.61

Net Asset Value Total Return(c)	(2.15)%		(9.27)%	56.25%	(15.61)%	8.50%	14.03%
Market Price Total Return(c)	(2.03)%		(9.41)%	56.42%	(15.63)%	8.12%	14.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$119,588		$99,540	$111,221	$109,513	$174,401	$90,977
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.70	%(d)	0.73%	0.75%	0.71%	0.71%	0.79%
Net investment income	2.70	%(d)	1.34%	0.93%	0.65%	0.64%	0.65%
Portfolio turnover rate(e)	84%		94%	97%	119%	118%	80%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco DWA Energy Momentum ETF (PXI)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$42.01		$24.49	$15.20	$31.95		$42.26	$36.36

Net investment income(a)	0.73		0.32	0.17	0.74	(b)	0.28	0.41
Net realized and unrealized gain (loss) on investments	6.04		17.47	9.33	(16.70)		(10.24)	5.80

Total from investment operations	6.77		17.79	9.50	(15.96)		(9.96)	6.21

Distributions to shareholders from:
Net investment income	(0.66)		(0.27)	(0.21)	(0.79)		(0.35)	(0.31)

Net asset value at end of period.	$48.12		$42.01	$24.49	$15.20		$31.95	$42.26

Market price at end of period(c)	$48.16		$42.02	$24.51	$15.24		$31.95	$42.32

Net Asset Value Total Return(d)	16.33%		72.99%	63.39%	(50.75)%		(23.63)%	17.28%
Market Price Total Return(d)	16.39%		72.89%	63.10%	(50.62)%		(23.74)%	17.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$240,118		$240,703	$139,581	$17,479		$51,127	$88,738
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(e)	0.60%	0.60%	0.62	%(f)	0.60%	0.60%
Expenses, prior to Waivers	0.68	%(e)	0.70%	0.85%	0.86	%(f)	0.75%	0.78%
Net investment income	3.34	%(e)	1.00%	0.86%	2.98	%(b)(f)	0.72%	1.15%
Portfolio turnover rate(g)	74%		115%	196%	92%		113%	95%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.58 and 2.35%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco DWA Financial Momentum ETF (PFI)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$45.50		$51.11	$31.88	$35.52		$35.16	$30.66

Net investment income(a)	0.41		0.75	0.47	0.52		0.41	0.35
Net realized and unrealized gain (loss) on investments	(2.74)		(5.61)	19.34	(3.54)		0.39	4.44

Total from investment operations.	(2.33)		(4.86)	19.81	(3.02)		0.80	4.79

Distributions to shareholders from:
Net investment income	(0.41)		(0.75)	(0.58)	(0.62)		(0.44)	(0.29)

Net asset value at end of period	$42.76		$45.50	$51.11	$31.88		$35.52	$35.16

Market price at end of period(b)	$42.79		$45.43	$51.16	$31.86		$35.49	$35.22

Net Asset Value Total Return(c)	(5.06)%		(9.63)%	62.64%	(8.33)%		2.44%	15.64%
Market Price Total Return(c)	(4.85)%		(9.85)%	62.90%	(8.31)%		2.18%	15.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,287		$84,170	$55,708	$28,695		$24,861	$70,330
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.61	%(e)	0.60%	0.60%
Expenses, prior to Waivers	0.71	%(d)	0.70%	0.82%	0.71	%(e)	0.79%	0.75%
Net investment income	1.97	%(d)	1.44%	1.16%	1.40	%(e)	1.22%	1.04%
Portfolio turnover rate(f)	63%		153%	167%	158%		132%	105%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco DWA Healthcare Momentum ETF (PTH)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$121.59		$156.37	$98.32	$77.79	$77.65	$55.03

Net investment income (loss)(a)	(0.02)		(0.72)	(0.47)	(0.30)	(0.33)	(0.21)
Net realized and unrealized gain (loss) on investments	4.48		(34.06)	58.52	20.83	0.47	22.83

Total from investment operations.	4.46		(34.78)	58.05	20.53	0.14	22.62

Net asset value at end of period	$126.05		$121.59	$156.37	$98.32	$77.79	$77.65

Market price at end of period(b)	$126.04		$121.51	$156.15	$98.49	$77.69	$77.80

Net Asset Value Total Return(c)	3.66%		(22.24)%	59.04%	26.39%	0.18%	41.11%
Market Price Total Return(c)	3.73%		(22.18)%	58.54%	26.78%	(0.15)%	41.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$242,018		$273,584	$558,234	$265,463	$163,351	$155,292
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers.	0.69	%(d)	0.68%	0.67%	0.73%	0.69%	0.73%
Net investment income (loss)	(0.03	)%(d)	(0.47)%	(0.32)%	(0.34)%	(0.39)%	(0.31)%
Portfolio turnover rate(e)	104%		204%	217%	175%	166%	130%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco DWA Industrials Momentum ETF (PRN)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$90.58		$102.57	$61.51	$63.65		$57.87	$52.27

Net investment income(a)	0.49		0.14	0.05	0.30		0.17	0.23
Net realized and unrealized gain (loss) on investments	(1.40)		(11.97)	41.11	(2.16)		5.76	5.73

Total from investment operations	(0.91)		(11.83)	41.16	(1.86)		5.93	5.96

Distributions to shareholders from:
Net investment income.	(0.38)		(0.16)	(0.10)	(0.28)		(0.15)	(0.23)
Return of capital	-		-	-	-		-	(0.13)

Total distributions	(0.38)		(0.16)	(0.10)	(0.28)		(0.15)	(0.36)

Net asset value at end of period	$89.29		$90.58	$102.57	$61.51		$63.65	$57.87

Market price at end of period(b)	$89.32		$90.42	$102.49	$61.72		$63.64	$57.91

Net Asset Value Total Return(c)	(0.99)%		(11.56)%	66.98%	(2.95)%		10.28%	11.43%
Market Price Total Return(c)	(0.77)%		(11.64)%	66.28%	(2.61)%		10.19%	11.53%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$110,724		$173,908	$314,886	$58,431		$101,839	$107,053
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.61	%(e)	0.60%	0.60%
Expenses, prior to Waivers	0.62	%(d)	0.63%	0.64%	0.62	%(e)	0.64%	0.64%
Net investment income.	1.12	%(d)	0.13%	0.06%	0.46	%(e)	0.29%	0.39%
Portfolio turnover rate(f)	73%		152%	169%	111%		104%	106%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco DWA Technology Momentum ETF (PTF)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$118.07		$142.90	$76.63	$71.82	$56.19	$45.25

Net investment income (loss)(a)	(0.05)		(0.46)	(0.46)	(0.12)	(0.09)	0.04
Net realized and unrealized gain (loss) on investments	(2.81)		(24.37)	66.73	4.93	15.76	10.92

Total from investment operations.	(2.86)		(24.83)	66.27	4.81	15.67	10.96

Distributions to shareholders from:
Net investment income	-		-	-	-	(0.04)	(0.02)

Net asset value at end of period	$115.21		$118.07	$142.90	$76.63	$71.82	$56.19

Market price at end of period(b)	$115.18		$118.10	$142.85	$76.69	$71.91	$56.21

Net Asset Value Total Return(c)	(2.42)%		(17.37)%	86.48%	6.70%	27.90%	24.22%
Market Price Total Return(c)	(2.48)%		(17.33)%	86.28%	6.65%	28.01%	24.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$201,609		$205,439	$297,237	$157,096	$175,966	$117,996
Ratio to average net assets of:
Expenses, after Waivers	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers.	0.70	%(d)	0.69%	0.69%	0.69%	0.72%	0.74%
Net investment income (loss)	(0.08	)%(d)	(0.31)%	(0.37)%	(0.17)%	(0.15)%	0.08%
Portfolio turnover rate(e)	91%		207%	172%	159%	133%	107%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco DWA Utilities Momentum ETF (PUI)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period.	$35.29		$34.30	$30.19	$32.18	$27.11	$27.50

Net investment income(a)	0.42		0.73	0.64	0.65	0.63	0.65
Net realized and unrealized gain (loss) on investments	(1.69)		0.98	4.27	(1.87)	4.98	(0.31)

Total from investment operations	(1.27)		1.71	4.91	(1.22)	5.61	0.34

Distributions to shareholders from:
Net investment income	(0.38)		(0.72)	(0.80)	(0.77)	(0.54)	(0.73)

Net asset value at end of period	$33.64		$35.29	$34.30	$30.19	$32.18	$27.11

Market price at end of period(b)	$33.66		$35.27	$34.24	$30.29	$32.18	$27.13

Net Asset Value Total Return(c)	(3.62)%		5.08%	16.63%	(3.84)%	20.98%	1.16%
Market Price Total Return(c)	(3.51)%		5.20%	16.05%	(3.53)%	20.89%	1.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$76,374		$55,762	$49,728	$81,526	$223,637	$44,730
Ratio to average net assets of:
Expenses, after Waivers.	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.71	%(d)	0.81%	0.81%	0.69%	0.73%	0.83%
Net investment income	2.38	%(d)	2.12%	2.06%	1.93%	2.08%	2.35%
Portfolio turnover rate(e)	31%		61%	64%	69%	49%	41%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco NASDAQ Internet ETF (PNQI)

	Six Months Ended October 31, 2022		Years Ended April 30,
	(Unaudited)		2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$139.93		$244.16	$146.82	$142.44		$129.15	$99.14

Net investment income (loss)(a)	(0.23)		(1.21)	(1.15)	(0.44)		(0.44)	(0.36)
Net realized and unrealized gain (loss) on investments	(25.49)		(103.02)	98.49	4.82		13.73	30.40

Total from investment operations	(25.72)		(104.23)	97.34	4.38		13.29	30.04

Distributions to shareholders from:
Net investment income	-		-	-	-		-	(0.03)

Net asset value at end of period	$114.21		$139.93	$244.16	$146.82		$142.44	$129.15

Market price at end of period(b)	$114.23		$139.77	$244.35	$146.75		$142.41	$129.29

Net Asset Value Total Return(c)	(18.39)%		(42.68)%	66.30%	3.07%		10.29%	30.30%
Market Price Total Return(c)	(18.27)%		(42.81)%	66.50%	3.05%		10.15%	30.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$423,731		$556,918	$1,069,442	$557,897		$598,232	$600,535
Ratio to average net assets of:
Expenses.	0.60	%(d)	0.60%	0.60%	0.60	%(e)	0.60%	0.60%
Net investment income (loss)	(0.36	)%(d)	(0.55)%	(0.54)%	(0.32)%		(0.34)%	(0.31)%
Portfolio turnover rate(f)	10%		29%	27%	41%		20%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco DWA Basic Materials Momentum ETF (PYZ)	“DWA Basic Materials Momentum ETF”

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)	“DWA Consumer Cyclicals Momentum ETF”

Invesco DWA Consumer Staples Momentum ETF (PSL)	“DWA Consumer Staples Momentum ETF”

Invesco DWA Energy Momentum ETF (PXI)	“DWA Energy Momentum ETF”

Invesco DWA Financial Momentum ETF (PFI)	“DWA Financial Momentum ETF”

Invesco DWA Healthcare Momentum ETF (PTH)	“DWA Healthcare Momentum ETF”

Invesco DWA Industrials Momentum ETF (PRN)	“DWA Industrials Momentum ETF”

Invesco DWA Technology Momentum ETF (PTF)	“DWA Technology Momentum ETF”

Invesco DWA Utilities Momentum ETF (PUI)	“DWA Utilities Momentum ETF”

Invesco NASDAQ Internet ETF (PNQI)	“NASDAQ Internet ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical Leaders Index

DWA Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical Leaders Index

DWA Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical Leaders Index

DWA Energy Momentum ETF	Dorsey Wright® Energy Technical Leaders Index

DWA Financial Momentum ETF	Dorsey Wright® Financials Technical Leaders Index

DWA Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical Leaders Index

DWA Industrials Momentum ETF	Dorsey Wright® Industrials Technical Leaders Index

DWA Technology Momentum ETF	Dorsey Wright® Technology Technical Leaders Index

DWA Utilities Momentum ETF	Dorsey Wright® Utilities Technical Leaders Index

NASDAQ Internet ETF	NASDAQ CTA Internet IndexSM

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily

42

settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the

43

Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for NASDAQ Internet ETF) is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the

44

Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

NASDAQ Internet ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to

45

Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

DWA Basic Materials Momentum ETF	$14,592

DWA Consumer Cyclicals Momentum ETF	3,241

DWA Consumer Staples Momentum ETF	753

DWA Energy Momentum ETF	17,521

DWA Financial Momentum ETF	176

DWA Healthcare Momentum ETF	18,529

DWA Industrials Momentum ETF	403

DWA Technology Momentum ETF	1,174

DWA Utilities Momentum ETF	198

NASDAQ Internet ETF	2,491

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

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Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because NASDAQ Internet ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for NASDAQ Internet ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, NASDAQ Internet ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of NASDAQ Internet ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except NASDAQ Internet ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2024. Unless the Adviser continues the Expense Agreement, it will terminate on

47

August 31, 2024. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2022, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

DWA Basic Materials Momentum ETF	$69,307

DWA Consumer Cyclicals Momentum ETF	43,742

DWA Consumer Staples Momentum ETF	61,977

DWA Energy Momentum ETF	90,340

DWA Financial Momentum ETF	35,061

DWA Healthcare Momentum ETF	112,710

DWA Industrials Momentum ETF	11,826

DWA Technology Momentum ETF	98,144

DWA Utilities Momentum ETF	41,310

NASDAQ Internet ETF	67

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2022 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/23	4/30/24	4/30/25	10/31/25

DWA Basic Materials Momentum ETF	$394,763	$37,540	$120,236	$167,780	$69,207

DWA Consumer Cyclicals Momentum ETF	318,966	29,370	113,510	132,414	43,672

DWA Consumer Staples Momentum ETF	443,755	79,386	163,949	138,574	61,846

DWA Energy Momentum ETF	398,822	35,305	117,061	156,302	90,154

DWA Financial Momentum ETF	225,508	25,565	75,623	89,336	34,984

DWA Healthcare Momentum ETF	996,456	95,536	426,000	362,462	112,458

DWA Industrials Momentum ETF	166,683	11,295	60,753	82,905	11,730

DWA Technology Momentum ETF	685,675	72,851	255,670	259,127	98,027

DWA Utilities Momentum ETF	331,948	60,064	131,512	99,123	41,249

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

DWA Basic Materials Momentum ETF	Dorsey Wright & Associates, LLC

DWA Consumer Cyclicals Momentum ETF	Dorsey Wright & Associates, LLC

DWA Consumer Staples Momentum ETF	Dorsey Wright & Associates, LLC

DWA Energy Momentum ETF	Dorsey Wright & Associates, LLC

DWA Financial Momentum ETF	Dorsey Wright & Associates, LLC

DWA Healthcare Momentum ETF	Dorsey Wright & Associates, LLC

DWA Industrials Momentum ETF	Dorsey Wright & Associates, LLC

DWA Technology Momentum ETF	Dorsey Wright & Associates, LLC

DWA Utilities Momentum ETF	Dorsey Wright & Associates, LLC

NASDAQ Internet ETF	Nasdaq, Inc.

48

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

DWA Basic Materials Momentum ETF	$17,964

DWA Consumer Cyclicals Momentum ETF	5,562

DWA Consumer Staples Momentum ETF	11,027

DWA Energy Momentum ETF	59,360

DWA Financial Momentum ETF	14,981

DWA Healthcare Momentum ETF	64,771

DWA Industrials Momentum ETF	17,360

DWA Technology Momentum ETF	24,601

DWA Utilities Momentum ETF	3,234

NASDAQ Internet ETF	1,649

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
DWA Basic Materials Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$110,687,271	$-	$-	$110,687,271

Money Market Funds	99,228	19,206,914	-	19,306,142

Total Investments	$110,786,499	$19,206,914	$-	$129,993,413

DWA Consumer Cyclicals Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$24,882,612	$-	$-	$24,882,612

Money Market Funds	105,560	6,806,910	-	6,912,470

Total Investments	$24,988,172	$6,806,910	$-	$31,795,082

49

	Level 1	Level 2	Level 3	Total

DWA Consumer Staples Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$119,100,637	$-	$-	$119,100,637

Money Market Funds	-	16,544,544	-	16,544,544

Total Investments	$119,100,637	$16,544,544	$-	$135,645,181

DWA Energy Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$239,976,461	$-	$-	$239,976,461

Money Market Funds	384,276	45,735,318	-	46,119,594

Total Investments	$240,360,737	$45,735,318	$-	$286,096,055

DWA Financial Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$63,230,126	$-	$-	$63,230,126

Money Market Funds	121,537	7,284,525	-	7,406,062

Total Investments	$63,351,663	$7,284,525	$-	$70,636,188

DWA Healthcare Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$241,936,884	$-	$-	$241,936,884

Money Market Funds	207,819	74,324,856	-	74,532,675

Total Investments	$242,144,703	$74,324,856	$-	$316,469,559

DWA Industrials Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$110,780,042	$-	$-	$110,780,042

Money Market Funds	103,875	14,022,917	-	14,126,792

Total Investments	$110,883,917	$14,022,917	$-	$124,906,834

DWA Technology Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$201,569,551	$-	$-	$201,569,551

Money Market Funds	283,280	30,977,272	-	31,260,552

Total Investments	$201,852,831	$30,977,272	$-	$232,830,103

DWA Utilities Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$76,235,972	$-	$-	$76,235,972

Money Market Funds	148,065	6,051,356	-	6,199,421

Total Investments	$76,384,037	$6,051,356	$-	$82,435,393

NASDAQ Internet ETF

Investments in Securities

Common Stocks & Other Equity Interests	$423,623,515	$-	$-	$423,623,515

Money Market Funds	-	59,633,059	-	59,633,059

Total Investments	$423,623,515	$59,633,059	$-	$483,256,574

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

50

The Funds had capital loss carryforwards as of April 30, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

DWA Basic Materials Momentum ETF	$53,745,128	$12,738,184	$66,483,312

DWA Consumer Cyclicals Momentum ETF	78,866,192	-	78,866,192

DWA Consumer Staples Momentum ETF	94,614,870	5,417,904	100,032,774

DWA Energy Momentum ETF	160,559,808	31,635,453	192,195,261

DWA Financial Momentum ETF	35,741,932	-	35,741,932

DWA Healthcare Momentum ETF	283,466,503	-	283,466,503

DWA Industrials Momentum ETF	98,465,984	-	98,465,984

DWA Technology Momentum ETF	146,998,007	-	146,998,007

DWA Utilities Momentum ETF	23,047,531	3,921,442	26,968,973

NASDAQ Internet ETF	73,466,804	63,383,716	136,850,520

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended October 31, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

DWA Basic Materials Momentum ETF	$71,341,088	$71,064,867

DWA Consumer Cyclicals Momentum ETF	27,492,192	27,504,434

DWA Consumer Staples Momentum ETF	97,848,526	97,625,438

DWA Energy Momentum ETF	169,106,452	168,900,119

DWA Financial Momentum ETF	41,051,740	40,975,147

DWA Healthcare Momentum ETF	257,739,772	257,864,887

DWA Industrials Momentum ETF	91,321,990	103,118,387

DWA Technology Momentum ETF	180,200,561	180,376,305

DWA Utilities Momentum ETF	22,562,284	22,634,715

NASDAQ Internet ETF	47,242,152	48,158,410

For the six months ended October 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

DWA Basic Materials Momentum ETF	$2,542,409	$49,767,969

DWA Consumer Cyclicals Momentum ETF	-	11,051,195

DWA Consumer Staples Momentum ETF	31,610,448	8,134,020

DWA Energy Momentum ETF	24,612,106	52,690,342

DWA Financial Momentum ETF	22,703,268	40,304,367

DWA Healthcare Momentum ETF	4,966,232	44,137,414

DWA Industrials Momentum ETF	1,767,382	50,690,349

DWA Technology Momentum ETF	29,577,795	29,539,477

DWA Utilities Momentum ETF	45,596,857	18,927,486

NASDAQ Internet ETF	55,837,445	90,197,202

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

51

As of October 31, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA Basic Materials Momentum ETF	$14,133,869	$(8,403,625)	$5,730,244	$124,263,169

DWA Consumer Cyclicals Momentum ETF	2,461,868	(361,326)	2,100,542	29,694,540
DWA Consumer Staples Momentum ETF	12,433,458	(3,594,140)	8,839,318	126,805,863

DWA Energy Momentum ETF	61,670,381	(645,431)	61,024,950	225,071,105
DWA Financial Momentum ETF	6,201,662	(1,697,590)	4,504,072	66,132,116

DWA Healthcare Momentum ETF	32,496,312	(8,569,086)	23,927,226	292,542,333
DWA Industrials Momentum ETF	10,162,361	(2,744,384)	7,417,977	117,488,857

DWA Technology Momentum ETF	23,363,923	(9,194,523)	14,169,400	218,660,703
DWA Utilities Momentum ETF	3,269,553	(4,474,135)	(1,204,582)	83,639,975

NASDAQ Internet ETF	18,945,083	(220,233,901)	(201,288,818)	684,545,392

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

52

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco NASDAQ Internet ETF), you incur advisory fees and other Fund expenses. As a shareholder of the Invesco NASDAQ Internet ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period(1)
Invesco DWA Basic Materials Momentum ETF (PYZ)

Actual	$1,000.00	$ 873.90	0.60%	$2.83

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

Actual	1,000.00	932.50	0.60	2.92

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Consumer Staples Momentum ETF (PSL)

Actual	1,000.00	978.50	0.60	2.99

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Energy Momentum ETF (PXI)

Actual	1,000.00	1,163.30	0.60	3.27

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Financial Momentum ETF (PFI)

Actual	1,000.00	949.40	0.60	2.95

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

53

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Healthcare Momentum ETF (PTH)

Actual	$1,000.00	$1,036.60	0.60%	$3.08

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Industrials Momentum ETF (PRN)

Actual	1,000.00	990.10	0.60	3.01

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Technology Momentum ETF (PTF)

Actual	1,000.00	975.80	0.60	2.99

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco DWA Utilities Momentum ETF (PUI)

Actual	1,000.00	963.80	0.60	2.97

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco NASDAQ Internet ETF (PNQI)

Actual	1,000.00	816.10	0.60	2.75

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

54

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2022
PPA	Invesco Aerospace & Defense ETF

PDP	Invesco DWA Momentum ETF

PSP	Invesco Global Listed Private Equity ETF

PGJ	Invesco Golden Dragon China ETF

ERTH	Invesco MSCI Sustainable Future ETF

RYJ	Invesco Raymond James SB-1 Equity ETF

PBP	Invesco S&P 500 BuyWrite ETF

SPHQ	Invesco S&P 500® Quality ETF

CSD	Invesco S&P Spin-Off ETF

PHO	Invesco Water Resources ETF

PBW	Invesco WilderHill Clean Energy ETF

2

Invesco Aerospace & Defense ETF (PPA)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Aerospace & Defense-70.57%
AAR Corp.(b)	158,813	$7,038,592
Aerojet Rocketdyne Holdings, Inc.(b)(c)	342,556	16,596,838
AeroVironment, Inc.(b)(c)	111,989	10,246,994
Axon Enterprise, Inc.(b)(c)	302,693	44,023,670
Boeing Co. (The)(b)	716,869	102,161,001
BWX Technologies, Inc.(c)	322,600	18,381,748
CAE, Inc. (Canada)(b)(c)	1,364,316	26,044,792
Curtiss-Wright Corp.	113,590	19,063,810
Ducommun, Inc., (Acquired 03/14/2019 - 10/31/2022; Cost $2,468,375)(b)(d)	50,851	2,400,676
Elbit Systems Ltd. (Israel)(c)	192,822	39,092,732
General Dynamics Corp.	429,179	107,208,914
HEICO Corp.(c)	201,693	32,803,350
Hexcel Corp.	320,516	17,852,741
Howmet Aerospace, Inc.	1,135,974	40,383,876
Huntington Ingalls Industries, Inc.	153,984	39,584,667
Kaman Corp.	99,173	3,183,453
Kratos Defense & Security Solutions, Inc.(b)(c)	564,617	6,255,956
L3Harris Technologies, Inc.	338,666	83,471,009
Lockheed Martin Corp.(c)	235,547	114,636,014
Maxar Technologies, Inc.	332,723	7,433,032
Mercury Systems, Inc.(b)(c)	258,550	12,513,820
Moog, Inc., Class A(c)	89,621	7,595,380
Northrop Grumman Corp.	200,234	109,930,468
Parsons Corp.(b)(c)	247,560	11,605,613
RADA Electronic Industries Ltd. (Israel)(b)	222,905	2,563,408
Raytheon Technologies Corp.(c)	1,191,526	112,980,495
Spirit AeroSystems Holdings, Inc., Class A(c)	470,928	10,906,692
Textron, Inc.	701,719	48,025,648
TransDigm Group, Inc.	80,141	46,141,982
Triumph Group, Inc.(b)	282,571	2,557,268
V2X, Inc.(b)	111,878	4,585,879
Woodward, Inc.(c)	178,025	16,324,893

		1,123,595,411

Communications Equipment-0.52%
Comtech Telecommunications Corp.	123,357	1,363,095
Viasat, Inc.(b)(c)	168,157	6,887,711

		8,250,806

Containers & Packaging-0.55%
Ball Corp.(c)	178,422	8,812,263

Diversified Telecommunication Services-0.38%
Iridium Communications, Inc.(b)(c)	116,550	6,005,821

Electronic Equipment, Instruments & Components-2.83%
Keysight Technologies, Inc.(b)	80,136	13,955,684
OSI Systems, Inc.(b)(c)	47,617	3,913,165
Teledyne Technologies, Inc.(b)	60,926	24,247,330
TTM Technologies, Inc.(b)(c)	192,080	2,940,745

		45,056,924

	Shares	Value
Industrial Conglomerates-9.70%
General Electric Co.(c)	877,603	$68,286,289
Honeywell International, Inc.	422,275	86,152,546

		154,438,835

Machinery-3.35%
Oshkosh Corp.	115,592	10,172,096
Parker-Hannifin Corp.	148,775	43,236,990

		53,409,086

Metals & Mining-0.66%
ATI, Inc.(b)(c)	350,540	10,432,070

Professional Services-10.67%
Booz Allen Hamilton Holding Corp.	450,882	49,078,506
CACI International, Inc., Class A(b)	77,397	23,531,010
Jacobs Solutions, Inc.	106,018	12,215,394
KBR, Inc.	506,071	25,187,154
Leidos Holdings, Inc.	399,613	40,596,685
Planet Labs PBC(b)(c)	145,546	764,116
Science Applications International Corp.	170,504	18,472,403

		169,845,268

Software-0.80%
Palantir Technologies, Inc., Class A(b)(c)	1,185,271	10,418,532
Telos Corp.(b)(c)	224,260	2,377,156

		12,795,688

Total Common Stocks & Other Equity Interests (Cost $1,512,950,702)		1,592,642,172

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(e)(f) (Cost $177,740)	177,740	177,740

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,513,128,442)		1,592,819,912

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.44%
Invesco Private Government Fund, 3.18%(e)(f)(g)	55,510,825	55,510,825
Invesco Private Prime Fund, 3.28%(e)(f)(g)	142,542,526	142,542,526

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $198,039,710)		198,053,351

TOTAL INVESTMENTS IN SECURITIES-112.48% (Cost $1,711,168,152)		1,790,873,263
OTHER ASSETS LESS LIABILITIES-(12.48)%		(198,710,888)

NET ASSETS-100.00%		$1,592,162,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Aerospace & Defense ETF (PPA)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)	Restricted security. The value of this security at October 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$337,190	$15,546,093	$(15,705,543)	$-	$-	$177,740	$6,296

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	25,045,121	207,883,036	(177,417,332)	-	-	55,510,825	296,891	*

Invesco Private Prime Fund	59,781,622	429,322,389	(346,575,974)	11,360	3,129	142,542,526	820,975	*

Total	$85,163,933	$652,751,518	$(539,698,849)	$11,360	$3,129	$198,231,091	$1,124,162

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Aerospace & Defense	70.57

Professional Services	10.67

Industrial Conglomerates	9.70

Machinery	3.35

Industry Types Each Less Than 3%	5.74

Money Market Funds Plus Other Assets

Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA Momentum ETF (PDP)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-1.24%
Alphabet, Inc., Class A(b)	59,068	$5,582,517
T-Mobile US, Inc.(b)	54,351	8,237,437

		13,819,954

Consumer Discretionary-7.44%
AutoNation, Inc.(b)(c)	54,621	5,806,759
Chipotle Mexican Grill, Inc.(b)	4,848	7,263,904
Dick’s Sporting Goods, Inc.(c)	66,246	7,536,145
H&R Block, Inc.(c)	131,425	5,408,139
MGM Resorts International	180,950	6,436,391
O’Reilly Automotive, Inc.(b)	42,587	35,652,559
Penske Automotive Group, Inc.	57,570	6,425,963
TJX Cos., Inc. (The)	115,344	8,316,302

		82,846,162

Consumer Staples-2.10%
BJ’s Wholesale Club Holdings, Inc.(b)	79,843	6,179,848
Costco Wholesale Corp.	21,434	10,749,151
Darling Ingredients, Inc.(b)	82,677	6,488,491

		23,417,490

Energy-18.77%
Antero Midstream Corp.(c)	603,428	6,426,508
Antero Resources Corp.(b)	555,469	20,363,493
APA Corp.	152,158	6,917,103
Cheniere Energy, Inc.	37,764	6,661,947
Chord Energy Corp.(c)	55,600	8,511,804
ConocoPhillips	55,758	7,030,526
Devon Energy Corp.(c)	208,248	16,107,983
Diamondback Energy, Inc.(c)	65,675	10,318,199
Enviva, Inc.(c)	84,917	5,081,433
EOG Resources, Inc.	51,411	7,018,630
EQT Corp.	139,725	5,846,094
Hess Corp.	50,964	7,190,001
Marathon Oil Corp.	400,631	12,199,214
Marathon Petroleum Corp.	66,327	7,536,074
Matador Resources Co.	268,868	17,866,279
Murphy Oil Corp.	235,753	11,436,378
Occidental Petroleum Corp.	98,397	7,143,622
Ovintiv, Inc.	215,138	10,896,740
PDC Energy, Inc.	161,534	11,653,063
Range Resources Corp.(c)	269,554	7,676,898
SM Energy Co.(c)	146,157	6,574,142
Texas Pacific Land Corp.(c)	3,730	8,593,435

		209,049,566

Financials-8.38%
Aon PLC, Class A	26,905	7,573,488
Ares Management Corp., Class A	85,118	6,454,498
Arthur J. Gallagher & Co.	33,582	6,282,521
Kinsale Capital Group, Inc.(c)	60,922	19,200,787
LPL Financial Holdings, Inc.	29,444	7,527,359
MSCI, Inc.	34,839	16,334,613
W.R. Berkley Corp.	403,162	29,987,189

		93,360,455

Health Care-9.62%
Acadia Healthcare Co., Inc.(b)	94,019	7,643,745
Chemed Corp.	13,266	6,193,497

	Shares	Value
Health Care-(continued)
Danaher Corp.	81,179	$20,430,319
Eli Lilly and Co.	19,894	7,203,419
iRhythm Technologies, Inc.(b)	48,163	6,140,301
Lantheus Holdings, Inc.(b)	151,517	11,210,743
Medpace Holdings, Inc.(b)(c)	49,584	11,006,656
Option Care Health, Inc.(b)(c)	193,227	5,847,049
R1 RCM, Inc.(b)(c)	738,750	13,046,325
Thermo Fisher Scientific, Inc.	13,125	6,745,856
UnitedHealth Group, Inc.	21,135	11,733,095

		107,201,005

Industrials-16.67%
Advanced Drainage Systems, Inc.(c)	66,857	7,747,389
Booz Allen Hamilton Holding Corp.	74,748	8,136,320
Carlisle Cos., Inc.	22,804	5,445,595
Cintas Corp.	24,159	10,329,181
CoStar Group, Inc.(b)	176,922	14,634,988
IDEX Corp.	68,938	15,325,607
Old Dominion Freight Line, Inc.(c)	69,237	19,012,480
Quanta Services, Inc.	51,046	7,250,574
Rollins, Inc.	768,707	32,347,191
Snap-on, Inc.	31,445	6,982,362
Trane Technologies PLC(c)	52,287	8,346,574
TransDigm Group, Inc.	29,321	16,881,859
W.W. Grainger, Inc.(c)	28,018	16,372,318
WESCO International, Inc.(b)	72,535	9,993,147
WillScot Mobile Mini Holdings Corp.(b)	162,544	6,912,996

		185,718,581

Information Technology-23.89%
Amphenol Corp., Class A	265,541	20,135,974
Apple, Inc.	209,532	32,129,637
Cadence Design Systems, Inc.(b)	139,980	21,191,572
CDW Corp.	42,529	7,349,437
EPAM Systems, Inc.(b)	30,307	10,607,450
Fiserv, Inc.(b)	156,358	16,064,221
Intuit, Inc.	31,004	13,254,210
Keysight Technologies, Inc.(b)	40,910	7,124,477
KLA Corp.	19,995	6,327,418
Lattice Semiconductor Corp.(b)	253,663	12,305,192
Marvell Technology, Inc.	130,753	5,188,279
Mastercard, Inc., Class A	93,345	30,633,962
Microsoft Corp.	26,042	6,045,129
Monolithic Power Systems, Inc.	50,314	17,079,087
ON Semiconductor Corp.(b)	138,415	8,502,833
Paylocity Holding Corp.(b)	61,420	14,236,542
Synopsys, Inc.(b)	36,341	10,631,560
Teledyne Technologies, Inc.(b)	45,461	18,092,569
Visa, Inc., Class A(c)	44,483	9,215,098

		266,114,647

Materials-4.83%
Albemarle Corp.(c)	22,937	6,419,378
CF Industries Holdings, Inc.	62,030	6,591,308
Graphic Packaging Holding Co.	695,482	15,968,267
Livent Corp.(b)(c)	276,081	8,715,877
Mosaic Co. (The)	160,838	8,645,042
Steel Dynamics, Inc.	79,618	7,488,073

		53,827,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA Momentum ETF (PDP)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Real Estate-6.07%
American Tower Corp.	131,908	$27,330,018
Crown Castle, Inc.(c)	38,786	5,168,622
Equity LifeStyle Properties, Inc.	121,278	7,756,941
Extra Space Storage, Inc.	78,061	13,851,144
First Industrial Realty Trust, Inc.	131,874	6,281,159
Ryman Hospitality Properties, Inc.(c)	81,227	7,222,705

		67,610,589

Utilities-0.99%
NextEra Energy, Inc.	142,797	11,066,768

Total Common Stocks & Other Equity Interests (Cost $1,030,767,154)		1,114,033,162

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $141,171)	141,171	141,171

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,030,908,325)		1,114,174,333

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.49%
Invesco Private Government Fund, 3.18%(d)(e)(f)	32,811,278	$32,811,278
Invesco Private Prime Fund, 3.28%(d)(e)(f)	84,064,797	84,064,797

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,874,215)		116,876,075

TOTAL INVESTMENTS IN SECURITIES-110.50% (Cost $1,147,782,540)		1,231,050,408
OTHER ASSETS LESS LIABILITIES-(10.50)%		(116,974,440)

NET ASSETS-100.00%		$1,114,075,968

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$932,748	$7,628,204	$(8,419,781)	$-	$-	$141,171	$5,086

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	18,147,289	169,414,043	(154,750,054)	-	-	32,811,278	189,542	*

Invesco Private Prime Fund	41,729,944	394,417,132	(352,085,153)	1,651	1,223	84,064,797	526,239	*

Total	$60,809,981	$571,459,379	$(515,254,988)	$1,651	$1,223	$117,017,246	$720,867

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Momentum ETF (PDP)–(continued)

October 31, 2022

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Information Technology	23.89

Energy	18.77

Industrials	16.67

Health Care	9.62

Financials	8.38

Consumer Discretionary	7.44

Real Estate	6.07

Materials	4.83

Sector Types Each Less Than 3%	4.33

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Global Listed Private Equity ETF (PSP)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-82.75%
Biotechnology-0.50%
PureTech Health PLC(b)	311,160	$834,732

Capital Markets-55.77%
3i Group PLC (United Kingdom)	655,274	8,755,390
Alaris Equity Partners Income (Canada)(c)	68,769	796,562
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	57,833	1,224,352
Blackstone Secured Lending Fund(c)	56,464	1,315,047
Blackstone, Inc., Class A	89,956	8,198,590
Blue Owl Capital, Inc.(c)	739,689	7,411,684
Bridgepoint Group PLC (United Kingdom)(c)(d)	1,107,581	2,541,501
Carlyle Group, Inc. (The)	220,325	6,230,791
Chrysalis Investments Ltd. (Guernsey)(b)	1,025,401	663,495
EQT AB (Sweden)(c)	377,662	7,436,733
Gimv N.V. (Belgium)	26,065	1,114,179
Hamilton Lane, Inc., Class A(c)	39,729	2,376,589
Intermediate Capital Group PLC (United Kingdom)	320,313	3,916,576
IP Group PLC (United Kingdom)	1,637,723	1,112,500
JAFCO Group Co. Ltd. (Japan)	118,834	1,825,263
KKR & Co., Inc., Class A(c)	171,372	8,333,820
Molten Ventures PLC (United Kingdom)(b)	224,791	828,202
Mutares SE & Co. KGaA (Germany)(c)	27,215	478,784
Onex Corp. (Canada)	109,079	5,483,338
Partners Group Holding AG (Switzerland)(c)	8,789	7,898,902
Patria Investments Ltd., Class A (Cayman Islands)	97,352	1,384,345
Petershill Partners PLC (United Kingdom)(d)	1,041,170	2,375,925
Ratos AB, Class B (Sweden)(c)	434,911	1,628,193
StepStone Group, Inc., Class A(c)	83,282	2,458,485
TPG, Inc.(c)	228,746	7,033,939

		92,823,185

Diversified Consumer Services-1.51%
Graham Holdings Co., Class B	4,015	2,504,838

Diversified Financial Services-13.62%
Cannae Holdings, Inc.(b)(c)	61,922	1,434,114
Compass Diversified Holdings	65,425	1,392,244
Eurazeo SE (France)	105,204	6,009,955
Kinnevik AB, Class B (Sweden)(b)	306,909	3,791,074
Sofina S.A. (Belgium)(c)	35,467	6,923,133
Wendel SE (France)	39,800	3,119,373

		22,669,893

Industrial Conglomerates-6.81%
Brookfield Business Partners L.P., Class U (Canada)	94,139	2,084,233
Fosun International Ltd. (China)	4,382,288	2,679,667
Melrose Industries PLC (United Kingdom)	4,885,348	6,575,328

		11,339,228

Interactive Media & Services-1.63%
IAC, Inc.(b)(c)	55,825	2,717,561

IT Services-0.71%
Digital Garage, Inc. (Japan)	49,485	1,188,559

	Shares	Value
Trading Companies & Distributors-2.20%
Seven Group Holdings Ltd. (Australia)(c)	312,846	$3,668,907

Total Common Stocks & Other Equity Interests (Cost $188,269,015)		137,746,903

Closed-End Funds-16.27%
Apax Global Alpha Ltd. (Guernsey)(d)	693,071	1,324,626
Ares Capital Corp.(c)	253,181	4,919,307
Barings BDC, Inc.(c)	45,230	402,999
FS KKR Capital Corp.(c)	125,076	2,401,459
Goldman Sachs BDC, Inc.(c)	26,387	407,943
Golub Capital BDC, Inc. (c)	66,456	861,934
HBM Healthcare Investments AG (Switzerland),Class A(b)(c)	8,413	1,866,286
Hercules Capital, Inc.(c)	33,031	479,940
HgCapital Trust PLC (United Kingdom)(c)	728,497	2,918,868
Main Street Capital Corp.	32,992	1,218,725
NB Private Equity Partners Ltd. (Guernsey)	70,375	1,292,369
New Mountain Finance Corp. (Acquired 03/28/2019 - 10/19/2022; Cost $833,825)(c)(e)	68,713	834,863
Oakley Capital Investments Ltd. (Bermuda)(c) .	283,719	1,273,974
Oaktree Specialty Lending Corp.(c)	65,134	429,884
Owl Rock Capital Corp.(c)	172,589	2,048,632
Princess Private Equity Holding Ltd. (Guernsey)(c)	120,816	1,140,352
Prospect Capital Corp.(c)	120,558	875,251
Sixth Street Specialty Lending, Inc.(c)	23,889	433,824
Syncona Ltd. (United Kingdom)(b)(c)	785,056	1,581,780
Trinity Capital, Inc.(c)	30,237	360,425

Total Closed-End Funds (Cost $28,270,147)		27,073,441

	Shares
Money Market Funds-0.71%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(f)(g) (Cost $1,191,066)	1,191,066	1,191,066

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $217,730,228)		166,011,410

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-28.06%
Invesco Private Government Fund, 3.18%(f)(g)(h)	13,100,360	13,100,360
Invesco Private Prime Fund, 3.28%(f)(g)(h)	33,605,157	33,605,157

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,707,026)		46,705,517

TOTAL INVESTMENTS IN SECURITIES-127.79% (Cost $264,437,254)		212,716,927
OTHER ASSETS LESS LIABILITIES-(27.79)%		(46,264,747)

NET ASSETS-100.00%.		$166,452,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Listed Private Equity ETF (PSP)–(continued)

October 31, 2022

(Unaudited)

Investment Abbreviations:

BDC-Business Development Company

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2022 was $6,242,052, which represented 3.75% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at October 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$2,395,158	$6,963,219	$(8,167,311)	$-	$-	$1,191,066	$12,806

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	8,533,789	35,421,433	(30,854,862)	-	-	13,100,360	108,056	*

Invesco Private Prime Fund	20,226,755	80,934,261	(67,555,004)	(1,729)	874	33,605,157	293,757	*

Total	$31,155,702	$123,318,913	$(106,577,177)	$(1,729)	$874	$47,896,583	$414,619

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	18.39%

Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Equity Risk

Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Day CORRA plus 55 basis points	Monthly	October-2023	CAD 1,890,740	$-	$96,351	$96,351

Abbreviations:

CAD       -Canadian Dollar

CORRA -Canadian Overnight Repo Rate Average

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Listed Private Equity ETF (PSP)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Capital Markets	55.77

Closed-End Funds	16.27

Diversified Financial Services	13.62

Industrial Conglomerates	6.81

Industry Types Each Less Than 3%	6.55

Money Market Funds Plus Other Assets Less Liabilities	0.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Golden Dragon China ETF (PGJ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%(b)
Communication Services-21.09%
Autohome,Inc., ADR(c)	90,998	$2,376,868
Baidu, Inc., ADR(c)(d)	150,050	11,489,329
Bilibili, Inc., ADR(c)(d)	176,286	1,572,471
DouYu International Holdings Ltd., ADR(d)	239,718	239,694
Hello Group, Inc., ADR(c)	230,387	1,082,819
iQIYI, Inc., ADR(c)(d)	501,381	1,012,790
JOYY, Inc., ADR(c)	78,854	1,989,486
Kanzhun Ltd., ADR(c)(d)	292,293	3,194,762
NetEase, Inc., ADR(c)	122,036	6,787,642
Sohu.com Ltd., ADR(c)(d)	54,437	770,828
Tencent Music Entertainment Group, ADR(d)	929,897	3,356,928
Weibo Corp., ADR(c)(d)	114,039	1,290,921
WiMi Hologram Cloud, Inc., ADR(d)	75,940	75,872

		35,240,410

Consumer Discretionary-55.64%
Alibaba Group Holding Ltd., ADR(c)(d)	226,419	14,395,720
Baozun, Inc., ADR(c)(d)	65,881	259,571
Dada Nexus Ltd., ADR(c)(d)	129,333	399,639
H World Group Ltd., ADR(c)	217,274	5,883,780
JD.com, Inc., ADR(c)	340,250	12,687,923
Kaixin Auto Holdings (Hong Kong)(d)	268,276	137,062
Kandi Technologies Group, Inc.(c)(d)	103,037	297,777
Li Auto, Inc., ADR(c)(d)	375,435	5,113,425
MINISO Group Holding Ltd., ADR(c)	117,977	601,683
New Oriental Education & Technology Group, Inc., ADR(d)	172,347	4,091,518
Newegg Commerce, Inc.(c)(d)	507,453	1,101,173
NIO, Inc., ADR(c)(d)	1,085,020	10,492,143
Niu Technologies, ADR(d)	69,036	180,874
Pinduoduo, Inc., ADR(c)(d)	302,985	16,612,667
TAL Education Group, ADR(d)	616,117	2,901,911
Trip.com Group Ltd., ADR(d)	419,964	9,503,785
Uxin Ltd., ADR.	39,480	162,658
Vipshop Holdings Ltd., ADR(c)(d)	708,114	4,935,555
XPeng, Inc., ADR(c)(d)	482,350	3,193,157

		92,952,021

Consumer Staples-0.40%
111, Inc., ADR(d)	65,668	177,303
Yatsen Holding Ltd., ADR(d)	432,191	488,376

		665,679

Financials-3.35%
360 DigiTech, Inc., ADR(c)	182,223	1,851,386
Fanhua, Inc., ADR	45,069	217,683
LexinFintech Holdings Ltd., ADR(d)	194,741	264,848
Lufax Holding Ltd., ADR	1,137,991	1,809,406
Noah Holdings Ltd., ADR(c)(d)	44,958	589,849
Qudian, Inc., ADR(d)	272,294	226,004
Up Fintech Holding Ltd., ADR(c)(d)	173,443	641,739

		5,600,915

Health Care-1.68%
Burning Rock Biotech Ltd., ADR(c)(d)	75,505	155,540
Gracell Biotechnologies, Inc., ADR(c)(d)	90,692	289,308

	Shares	Value
Health Care-(continued)
I-Mab, ADR(c)(d)	72,267	$268,111
Zai Lab Ltd., ADR, (Acquired 07/01/2019 -10/26/2022; Cost $6,098,035)(c)(d)(e)	94,301	2,101,026

		2,813,985

Industrials-4.58%
CBAK Energy Technology, Inc.(d)	121,007	143,998
EHang Holdings Ltd., ADR(c)(d)	47,967	179,876
ReneSola Ltd., ADR(c)(d)	70,326	317,874
ZTO Express (Cayman), Inc., ADR(c)	414,644	7,003,337

		7,645,085

Information Technology-9.27%
Agora, Inc., ADR(c)(d)	93,316	260,352
Bit Digital, Inc.(c)(d)	112,110	118,837
Canaan, Inc., ADR(c)(d)	215,298	624,364
Canadian Solar, Inc. (Canada)(c)(d)	87,387	2,962,419
Chindata Group Holdings Ltd., ADR(c)(d)	169,926	902,307
Daqo New Energy Corp., ADR(c)(d)	90,000	3,959,100
GDS Holdings Ltd., ADR(c)(d)	126,264	1,089,658
Hollysys Automation Technologies Ltd	84,256	1,343,041
JinkoSolar Holding Co. Ltd., ADR(c)(d)	54,350	2,580,538
Kingsoft Cloud Holdings Ltd., ADR(c)(d)	143,604	363,318
OneConnect Financial Technology Co. Ltd., ADR(d)	183,443	116,615
Powerbridge Technologies Co. Ltd.(d)	107,383	17,374
Renren, Inc., ADR(c)(d)	12,172	388,774
Vnet Group, Inc., ADR(c)(d)	182,911	766,397

		15,493,094

Materials-0.24%
Huadi International Group Co. Ltd.(c)(d)	17,992	395,824

Real Estate-3.76%
KE Holdings, Inc., ADR(c)(d)	598,746	6,095,234
Nam Tai Property, Inc.(d)(f)	51,293	194,349

		6,289,583

Total Common Stocks & Other Equity Interests (Cost $350,856,185)		167,096,596

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(g)(h) (Cost $185,292)	185,292	185,292

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $351,041,477)		167,281,888

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-31.66%
Invesco Private Government Fund, 3.18%(g)(h)(i)	13,656,063	13,656,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Golden Dragon China ETF (PGJ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.28%(g)(h)(i)	39,238,315	$39,238,315

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,895,185)		52,894,378

TOTAL INVESTMENTS IN SECURITIES-131.78% (Cost $403,936,662)		220,176,266
OTHER ASSETS LESS LIABILITIES-(31.78)%		(53,101,622)

NET ASSETS-100.00%		$167,074,644

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)	Non-income producing security.
(e)	Restricted security. The value of this security at October 31, 2022 represented 1.26% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$163,140	$3,331,707	$(3,309,555)	$-	$-	$185,292	$2,495

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	22,508,565	86,682,106	(95,534,608)	-	-	13,656,063	211,992	*

Invesco Private Prime Fund	52,545,493	140,188,588	(153,496,081)	(5,323)	5,638	39,238,315	590,178	*

Total	$75,217,198	$230,202,401	$(252,340,244)	$(5,323)	$5,638	$53,079,670	$804,665

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Golden Dragon China ETF (PGJ)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Consumer Discretionary	55.64

Communication Services	21.09

Information Technology	9.27

Industrials	4.58

Real Estate	3.76

Financials	3.35

Sector Types Each Less Than 3%	2.32

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI Sustainable Future ETF (ERTH)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-97.82%
Automobiles-14.45%
Li Auto, Inc., ADR (China)(b)(c)	380,739	$5,185,665
Lucid Group, Inc.(b)(c)	291,589	4,166,807
NIO, Inc., ADR (China)(b)(c)	949,200	9,178,764
Niu Technologies, ADR (China)(b)	13,683	35,849
Rivian Automotive, Inc., Class A(b)(c)	215,741	7,544,463
Tesla, Inc.(b)	64,652	14,710,916
Workhorse Group, Inc.(b)(c)	115,664	312,293
XPeng, Inc., ADR (China)(b)(c)	290,583	1,923,659
Yadea Group Holdings Ltd. (China)(d)	855,245	1,305,227

		44,363,643

Building Products-3.87%
Advanced Drainage Systems, Inc.	46,509	5,389,463
Kingspan Group PLC (Ireland)	105,528	5,329,663
ROCKWOOL A/S, Class B (Denmark)(c)	5,819	1,158,771

		11,877,897

Chemicals-1.54%
FutureFuel Corp.	1,018	6,963
Umicore S.A. (Belgium)	143,441	4,728,030

		4,734,993

Commercial Services & Supplies-0.40%
China Everbright Environment Group Ltd. (China)	2,373,512	789,170
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	329,394	90,218
Midac Holdings Co. Ltd. (Japan)	4,995	124,342
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	54,000	225,401

		1,229,131

Construction & Engineering-0.71%
China Conch Venture Holdings Ltd. (China)	1,113,472	1,642,580
OX2 AB (Sweden)(b)	66,909	461,381
ReneSola Ltd., ADR (China)(b)(c)	17,376	78,539

		2,182,500

Electric Utilities-0.01%
Fastned B.V., CVA (Netherlands)(b)(c)	1,221	41,947

Electrical Equipment-14.65%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A. (Brazil)	224,800	79,257
Alfen Beheer B.V. (Netherlands)(c)(d)	15,522	1,649,944
Blink Charging Co.(b)(c)	27,057	400,443
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(b)	346,269	140,716
Contemporary Amperex Technology Co. Ltd., A Shares (China)	97,500	4,981,202
CS Wind Corp. (South Korea)	17,210	710,413
Energiekontor AG (Germany)	5,636	500,774
Fagerhult AB (Sweden)	58,059	231,176
Ginlong Technologies Co. Ltd., A Shares (China)(b)	17,200	440,216
Ming Yang Smart Energy Group Ltd., A Shares (China)	106,500	363,337
Nordex SE (Germany)(b)(c)	88,105	823,590
Plug Power, Inc.(b)(c)	360,023	5,753,167

	Shares	Value
Electrical Equipment-(continued)
PNE AG (Germany)(c)	37,382	$711,590
PowerCell Sweden AB (Sweden)(b)(c)	35,195	386,970
Shoals Technologies Group, Inc., Class A(b)(c)	80,015	1,849,147
Siemens Gamesa Renewable Energy S.A., Class R (Spain)(b)(c)	163,576	2,903,602
Signify N.V.	84,720	2,349,550
Stem, Inc.(b)(c)	39,831	541,701
Sungrow Power Supply Co. Ltd., A Shares (China)	64,400	1,155,187
SunPower Corp.(b)(c)	61,872	1,144,013
Sunrun, Inc.(b)(c)	131,426	2,958,399
Titan Wind Energy Suzhou Co. Ltd., A Shares (China)	109,500	176,134
TPI Composites, Inc.(b)	25,757	256,540
Vestas Wind Systems A/S (Denmark)	703,345	13,856,715
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares (China)	682,500	592,091

		44,955,874

Electronic Equipment, Instruments & Components-0.67%
Badger Meter, Inc.	18,241	2,051,748

Equity REITs-15.60%
AEON REIT Investment Corp. (Japan)	1,104	1,188,415
Brandywine Realty Trust	92,231	605,035
CapitaLand Integrated Commercial Trust (Singapore)	3,815,889	5,069,515
Centuria Office REIT (Australia)	226,254	217,741
Covivio (France)	27,120	1,452,781
CRE Logistics REIT, Inc. (Japan)	492	677,251
Digital Realty Trust, Inc.	149,485	14,985,871
Douglas Emmett, Inc.	123,603	2,174,177
First Capital REIT (Canada)	46,083	535,476
Fukuoka REIT Corp. (Japan)	273	318,854
Global One Real Estate Investment Corp. (Japan)	326	251,790
Inmobiliaria Colonial SOCIMI S.A. (Spain)	142,101	749,277
Itochu Advance Logistics Investment Corp. (Japan)	741	724,872
Japan Excellent, Inc. (Japan)	623	576,328
Keppel REIT (Singapore)	1,723,630	1,090,134
Klepierre S.A. (France)	148,815	2,993,107
Lar Espana Real Estate SOCIMI S.A. (Spain)	2	8
Mapletree Pan Asia Commercial Trust (Singapore)	1,639,686	1,842,344
Mercialys S.A. (France)	37,494	324,807
Merlin Properties SOCIMI S.A. (Spain)	202,659	1,716,555
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)(c)	396	1,172,268
Mori Hills REIT Investment Corp. (Japan)	1,057	1,157,022
Nippon Prologis REIT, Inc. (Japan)	1,564	3,277,734
OUE Commercial REIT (Singapore), (Acquired 03/24/2021 - 09/29/2022; Cost $448,519)(e)	1,526,496	350,584
Paramount Group, Inc.(c)	105,316	681,394
Piedmont Office Realty Trust, Inc., Class A	65,516	684,642
SPH REIT (Singapore)	667,124	384,217
Vornado Realty Trust	113,132	2,668,784

		47,870,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI Sustainable Future ETF (ERTH)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Food Products-3.86%
Darling Ingredients, Inc.(b)	112,535	$8,831,747
Grieg Seafood ASA (Norway)	33,149	229,562
Local Bounti Corp.(b)(c)	31,879	94,362
Minerva S.A. (Brazil)	211,000	550,094
Salmar ASA (Norway)	41,309	1,399,369
SLC Agricola S.A. (Brazil)	83,450	730,769

		11,835,903

Household Durables-1.18%
KB Home	53,786	1,550,113
Meritage Homes Corp.(b)	25,378	1,932,788
Neinor Homes S.A. (Spain)(c)(d)	16,024	127,807

		3,610,708

Independent Power and Renewable Electricity Producers-10.41%
Altus Power, Inc.(b)	42,970	427,981
BCPG PCL, NVDR (Thailand)	690,489	173,257
Beijing Energy International Holding Co. Ltd. (Hong Kong)(b)	7,910,786	183,413
Boralex, Inc., Class A (Canada)	75,017	2,124,487
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(c)(d)	636,192	391,448
CECEP Solar Energy Co. Ltd., A Shares (China)	221,800	205,432
CECEP Wind-Power Corp., A Shares (China)	339,500	199,087
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	1,655,293	447,043
China Everbright Greentech Ltd. (China)(c)(d)	330,673	53,920
China Three Gorges Renewables Group Co. Ltd., A Shares (China)	1,310,300	999,969
Concord New Energy Group Ltd. (Hong Kong)	5,315,301	406,273
EDP Renovaveis S.A. (Spain)	216,674	4,563,535
Encavis AG (Germany)	90,231	1,681,041
Energix-Renewable Energies Ltd. (Israel)	207,559	728,919
Enlight Renewable Energy Ltd. (Israel)(b)	787,808	1,603,820
eRex Co. Ltd. (Japan)(c)	28,248	479,495
GCL New Energy Holdings Ltd. (China)(b)(c)	479,234	32,357
Grenergy Renovables S.A. (Spain)	12,535	386,536
Montauk Renewables, Inc.(b)	50,054	749,308
Neoen S.A. (France)(d)	37,766	1,318,356
NextEra Energy Partners L.P.	60,789	4,502,641
Omega Energia S.A. (Brazil)(b)	241,991	495,765
Omega Energia S.A., Rts., expiring 11/07/2022 (Brazil)(b)	32,120	122
Ormat Technologies, Inc.	32,879	2,973,906
RENOVA, Inc. (Japan)(b)	26,857	590,859
Scatec ASA (South Africa)(d)	85,817	607,504
Solaria Energia y Medio Ambiente S.A. (Spain)(b)	60,732	960,392
SPCG PCL, NVDR (Thailand)	328,463	118,233
Sunnova Energy International, Inc.(b)(c)	72,803	1,349,768
Super Energy Corp. PCL, NVDR (Thailand)	12,317,830	226,550
Terna Energy S.A. (Greece)	53,831	1,001,298
TransAlta Renewables, Inc. (Canada)(c)	84,585	907,209
Voltalia S.A. (France)(b)(c)	26,181	498,889
West Holdings Corp. (Japan)	18,710	560,790

		31,949,603

	Shares	Value
IT Services-1.26%
Chindata Group Holdings Ltd., ADR
(China)(b)(c)	91,707	$486,964
Kingsoft Cloud Holdings Ltd., ADR (China)(b) .	65,303	165,217
Switch, Inc., Class A	94,937	3,232,605

		3,884,786

Machinery-2.29%
Alstom S.A. (France)(c)	214,153	4,415,192
Energy Recovery, Inc.(b)(c)	29,607	761,788
Lion Electric Co. (The) (Canada)(b)	17,001	51,599
Proterra, Inc.(b)(c)	121,728	759,583
Riyue Heavy Industry Co. Ltd., A Shares (China)	35,100	106,234
Stadler Rail AG (Switzerland)(c)	31,302	922,717

		7,017,113

Metals & Mining-0.42%
Schnitzer Steel Industries, Inc., Class A	16,323	440,558
Sims Ltd.	110,490	863,378

		1,303,936

Oil, Gas & Consumable Fuels-0.93%
Enviva, Inc.(c)	23,588	1,411,506
REX American Resources Corp.(b)	9,565	286,854
VERBIO Vereinigte BioEnergie AG (Germany)	14,895	1,173,303

		2,871,663

Paper & Forest Products-3.04%
Canfor Corp. (Canada)(b)	38,564	578,722
Mercer International, Inc. (Germany)	31,617	424,300
Suzano S.A. (Brazil)	505,800	5,128,126
West Fraser Timber Co. Ltd. (Canada)	42,548	3,190,671

		9,321,819

Real Estate Management & Development-0.46%
Deutsche EuroShop AG (Germany)	4,156	89,135
Platzer Fastigheter Holding AB, Class B (Sweden)	19,216	119,117
Swire Properties Ltd. (Hong Kong)	625,884	1,202,358

		1,410,610

Road & Rail-5.60%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	1,133,400	692,594
BTS Group Holdings PCL, NVDR (Thailand)	4,140,874	903,028
BTS Group Holdings PCL, Wts., expring 11/20/2026 (Thailand)(b)	1	0
Central Japan Railway Co. (Japan)	96,436	11,201,719
MTR Corp. Ltd. (Hong Kong)	996,878	4,387,617

		17,184,958

Semiconductors & Semiconductor Equipment-15.82%
Duk San Neolux Co. Ltd. (South Korea)(b)	3,716	100,045
Enphase Energy, Inc.(b)	67,876	20,837,932
First Solar, Inc.(b)	66,792	9,722,911
GCL System Integration Technology Co. Ltd., A Shares (China)(b)	218,700	97,984
JA Solar Technology Co. Ltd., A Shares (China)	102,920	881,333
LONGi Green Energy Technology Co. Ltd., A Shares (China)	311,272	2,046,260
Maxeon Solar Technologies Ltd.(b)(c)	17,873	308,845
SMA Solar Technology AG (Germany)(b)	7,409	359,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco MSCI Sustainable Future ETF (ERTH)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
SolarEdge Technologies, Inc.(b)	38,619	$8,883,529
Trina Solar Co. Ltd., A Shares (China)	93,127	847,618
TSEC Corp. (Taiwan)(b)	407,000	423,136
United Renewable Energy Co. Ltd. (Taiwan)(b)	1,092,075	711,726
Xinyi Solar Holdings Ltd. (China)	3,373,816	3,348,093

		48,568,517

Software-0.08%
CM.com N.V. (Netherlands)(b)(c)(d)	11,775	132,206
Tuya, Inc., ADR (China)(b)(c)	142,558	127,390

		259,596

Transportation Infrastructure-0.32%
Taiwan High Speed Rail Corp. (Taiwan)	1,113,000	970,604

Water Utilities-0.25%
Beijing Enterprises Water Group Ltd. (China)	3,101,928	652,010
China Everbright Water Ltd. (China)	663,963	105,570

		757,580

Total Common Stocks & Other Equity Interests (Cost $374,474,464)		300,256,112

Exchange-Traded Funds-2.12%
iShares MSCI India ETF(c) (Cost $6,621,410)	154,769	6,531,252

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $381,095,874)		306,787,364

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-20.34%
Invesco Private Government Fund, 3.18%(f)(g)(h)	17,483,119	$17,483,119
Invesco Private Prime Fund, 3.28%(f)(g)(h)	44,944,069	44,944,069

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,427,657)		62,427,188

TOTAL INVESTMENTS IN SECURITIES-120.28% (Cost $443,523,531)		369,214,552
OTHER ASSETS LESS LIABILITIES-(20.28)%		(62,263,625)

NET ASSETS-100.00%.		$306,950,927

Investment Abbreviations:

ADR-American Depositary Receipt

CVA-Dutch Certificates

ETF-Exchange-Traded Fund

NVDR-Non-Voting Depositary Receipt

REIT-Real Estate Investment Trust

Rts.-Rights

Wts.-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco MSCI Sustainable Future ETF (ERTH)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at October 31, 2022 was $5,676,630, which represented 1.85% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at October 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$6,442,580	$(6,442,580)	$-	$-	$-	$1,317

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	28,369,013	83,437,642	(94,323,536)	-	-	17,483,119	207,077	*

Invesco Private Prime Fund	66,151,778	171,249,537	(192,455,925)	(949)	(372)	44,944,069	565,261	*

Total	$94,520,791	$261,129,759	$(293,222,041)	$(949)	$(372)	$62,427,188	$773,655

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

China	12.85%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco MSCI Sustainable Future ETF (ERTH)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Semiconductors & Semiconductor Equipment	15.82

Equity REITs	15.60

Electrical Equipment	14.65

Automobiles	14.45

Independent Power and Renewable Electricity Producers	10.41

Road & Rail	5.60

Building Products	3.87

Food Products	3.86

Paper & Forest Products	3.04

Industry Types Each Less Than 3%	12.64

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Raymond James SB-1 Equity ETF (RYJ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-5.12%
DISH Network Corp., Class A(b)(c)	41,341	$616,394
EchoStar Corp., Class A(b)(c)	32,371	610,841
Integral Ad Science Holding Corp.(b)(c)	74,596	628,098
Iridium Communications, Inc.(b)	12,430	640,518
Radius Global Infrastructure, Inc., Class A(b)(c)	71,096	664,748
Telephone & Data Systems, Inc.	37,298	634,066
T-Mobile US, Inc.(b)	4,234	641,705
United States Cellular Corp.(b)	20,051	624,990
WideOpenWest, Inc.(b)(c)	43,561	597,221
ZipRecruiter, Inc., Class A(b)(c)	33,230	557,267

		6,215,848

Consumer Discretionary-11.31%
Advance Auto Parts, Inc.	3,382	642,309
Arko Corp.(c)	63,214	647,943
Bath & Body Works, Inc.	17,595	587,321
Bloomin’ Brands, Inc.(c)	27,203	653,144
D.R. Horton, Inc.	8,577	659,400
Dave & Buster’s Entertainment, Inc.(b)(c)	16,199	645,530
Dollar General Corp.	2,428	619,261
Everi Holdings, Inc.(b)(c)	32,244	611,991
KB Home	21,748	626,777
lululemon athletica, inc.(b)	1,964	646,235
M.D.C. Holdings, Inc.	20,066	611,210
Newell Brands, Inc.	39,096	539,916
Planet Fitness, Inc., Class A(b)(c)	9,764	639,347
Polaris, Inc.(c)	6,216	631,546
PulteGroup, Inc.	15,739	629,403
Ruth’s Hospitality Group, Inc.	30,119	625,873
Target Corp.	3,730	612,653
Tempur Sealy International, Inc.	22,382	601,852
Texas Roadhouse, Inc.	6,170	610,522
Tractor Supply Co.	3,038	667,661
Ulta Beauty, Inc.(b)	1,509	632,829
Xponential Fitness, Inc., Class A(b)(c)	30,088	582,203

		13,724,926

Consumer Staples-1.49%
Darling Ingredients, Inc.(b)	7,802	612,301
Estee Lauder Cos., Inc. (The), Class A	2,866	574,604
Primo Water Corp.(c)	42,066	613,743

		1,800,648

Energy-10.94%
Antero Resources Corp.(b)	16,468	603,717
APA Corp.	13,873	630,667
Black Stone Minerals L.P.	32,646	599,707
Brigham Minerals, Inc., Class A	19,152	593,712
Cheniere Energy, Inc.	3,312	584,270
ConocoPhillips	4,728	596,154
DCP Midstream L.P.	14,736	585,756
Devon Energy Corp.	8,034	621,430
Diamondback Energy, Inc.	3,929	617,285
Energy Transfer L.P.	48,434	618,502
Enterprise Products Partners L.P.	23,044	581,861
Enviva, Inc.(c)	11,372	680,500
EOG Resources, Inc.	4,376	597,412

	Shares	Value
Energy-(continued)
Kimbell Royalty Partners L.P.	30,697	$584,471
Marathon Oil Corp.	20,400	621,180
Marathon Petroleum Corp.	5,267	598,437
Northern Oil and Gas, Inc.	16,943	578,434
Occidental Petroleum Corp.	8,364	607,226
Pioneer Natural Resources Co.	2,267	581,281
Targa Resources Corp.	8,756	598,648
Valero Energy Corp.	4,628	581,045
Williams Cos., Inc. (The)	18,637	609,989

		13,271,684

Financials-16.19%
Allstate Corp. (The)	4,892	617,615
Arthur J. Gallagher & Co.	3,313	619,796
AssetMark Financial Holdings, Inc.(b)	31,887	660,380
Axos Financial, Inc.(b)	16,463	641,398
Banner Corp.	8,558	639,710
Cadence Bank(c)	21,528	595,249
Chubb Ltd.	2,996	643,810
Finance Of America Cos., Inc., Class A(b)(c)	109,889	176,921
First Merchants Corp.(c)	13,640	612,436
First Republic Bank	5,166	620,437
Globe Life, Inc.	5,245	605,902
Hancock Whitney Corp.	11,361	634,739
Heritage Commerce Corp.	45,309	647,919
Huntington Bancshares, Inc.	43,627	662,258
Intercontinental Exchange, Inc.	6,375	609,259
Ladder Capital Corp.	60,239	642,750
Merchants Bancorp.	24,621	589,673
Nexpoint Real Estate Finance, Inc.(c)	37,566	660,035
Old Second Bancorp, Inc.	41,076	657,216
Open Lending Corp., Class A(b)(c)	83,704	600,158
Origin Bancorp, Inc.	14,535	600,732
Pacific Premier Bancorp, Inc.	17,033	620,171
Prudential Financial, Inc.	6,049	636,294
Redwood Trust, Inc.	90,263	643,575
Signature Bank	4,037	639,986
Starwood Property Trust, Inc.(c)	30,341	626,845
Texas Capital Bancshares, Inc.(b)	10,276	616,560
TPG RE Finance Trust, Inc.	77,196	653,850
Travelers Cos., Inc. (The)	3,370	621,630
Voya Financial, Inc.(c)	9,174	627,135
Willis Towers Watson PLC	2,803	611,643
Wintrust Financial Corp.	6,400	599,168

		19,635,250

Health Care-12.92%
89bio, Inc.(b)	67,911	648,550
Acadia Healthcare Co., Inc.(b)	7,205	585,767
ADMA Biologics, Inc.(b)	223,210	629,452
AngioDynamics, Inc.(b)	42,438	597,951
Apellis Pharmaceuticals, Inc.(b)(c)	9,929	600,605
Argenx SE, ADR (Netherlands)(b)	1,591	617,197
Aveanna Healthcare Holdings, Inc.(b)(c)	146,608	203,785
Avidity Biosciences, Inc.(b)(c)	39,853	569,101
Blueprint Medicines Corp.(b)(c)	11,741	608,653
Boston Scientific Corp.(b)	14,315	617,120
CareDx, Inc.(b)(c)	34,796	692,788
Cigna Corp.	1,957	632,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Raymond James SB-1 Equity ETF (RYJ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Cymabay Therapeutics, Inc.(b)(c)	176,110	$612,863
Encompass Health Corp.	11,660	634,770
Figs, Inc., Class A(b)(c)	82,387	608,016
Health Catalyst, Inc.(b)(c)	62,528	551,497
InflaRx N.V. (Germany)	131,731	342,501
Jounce Therapeutics, Inc.(b)(c)	237,862	518,539
Mirum Pharmaceuticals, Inc.(b)(c)	29,012	654,221
Ocular Therapeutix, Inc.(b)(c)	151,548	547,088
QuidelOrtho Corp.(b)	7,316	657,123
REGENXBIO, Inc.(b)(c)	25,436	602,070
Sol-Gel Technologies Ltd. (Israel)(c)	4,721	23,227
Tarsus Pharmaceuticals, Inc.(b)(c)	36,356	669,678
Tenet Healthcare Corp.(b)	10,602	470,305
UnitedHealth Group, Inc.	1,106	613,996
VBI Vaccines, Inc.(b)	779,794	561,530
Xencor, Inc.(b)	21,601	604,828

		15,675,449

Industrials-12.31%
Ads-Tec Energy PLC (Ireland)(c)	13,203	74,597
Axon Enterprise, Inc.(b)	4,548	661,461
Bloom Energy Corp., Class A(b)(c)	35,439	663,064
Byrna Technologies, Inc.(b)(c)	53,145	375,735
Casella Waste Systems, Inc., Class A(b)	7,570	619,302
Clean Harbors, Inc.(b)	4,989	610,953
Construction Partners, Inc., Class A(b)(c)	20,108	626,163
Copa Holdings S.A., Class A (Panama)(b)(c)	7,791	586,117
Delta Air Lines, Inc.(b)	17,912	607,754
Federal Signal Corp.	13,251	618,159
Forward Air Corp.	6,051	640,619
FTC Solar, Inc.(b)(c)	274,229	567,654
Griffon Corp.	19,555	628,498
PACCAR, Inc.	6,576	636,754
ReneSola Ltd., ADR (China)(b)	136,789	618,286
Ryanair Holdings PLC, ADR (Ireland)(b)(c)	9,260	637,922
Shyft Group, Inc. (The)(c)	28,495	654,815
Southwest Airlines Co.(b)	17,552	638,015
Tecnoglass, Inc.	28,794	591,141
Union Pacific Corp.	3,089	608,966
United Parcel Service, Inc., Class B	3,577	600,113
V2X, Inc.(b)	15,139	620,548
Wabash National Corp.	37,371	809,082
Waste Connections, Inc.	4,441	585,812
WESCO International, Inc.(b)	4,764	656,336

		14,937,866

Information Technology-15.56%
Advanced Micro Devices, Inc.(b)	9,969	598,738
Alarm.com Holdings, Inc.(b)	9,023	530,913
Avnet, Inc.	15,036	604,297
Cambium Networks Corp.(b)	32,889	636,402
Cognex Corp.	13,560	626,879
Edgio, Inc.(b)(c)	206,409	555,240
EngageSmart, Inc.(b)	28,852	566,653
Envestnet, Inc.(b)(c)	12,730	627,716
Fastly, Inc., Class A(b)(c)	72,438	614,999
Fidelity National Information Services, Inc.	7,523	624,334
Flywire Corp.(b)(c)	27,567	605,096
GoDaddy, Inc., Class A(b)	7,590	610,236
HubSpot, Inc.(b)(c)	2,173	644,425
I3 Verticals, Inc., Class A(b)(c)	28,968	630,344

	Shares	Value
Information Technology-(continued)
Itron, Inc.(b)	13,711	$670,331
Jabil, Inc.	9,645	619,691
KVH Industries, Inc.(b)(c)	31,427	337,212
Microchip Technology, Inc.	9,718	599,989
MiX Telematics Ltd., ADR (South Africa)	15,618	125,256
New Relic, Inc.(b)	9,981	591,275
nLight, Inc.(b)(c)	58,288	627,762
NVIDIA Corp.	4,723	637,463
Palantir Technologies, Inc., Class A(b)(c)	71,627	629,601
Pure Storage, Inc., Class A(b)(c)	20,835	642,968
QUALCOMM, Inc.	5,143	605,126
RingCentral, Inc., Class A(b)	17,424	618,901
Roper Technologies, Inc.	1,567	649,584
salesforce.com, inc.(b)	3,656	594,429
SS&C Technologies Holdings, Inc.	12,172	625,884
TD SYNNEX Corp.	6,802	622,451
UserTesting, Inc.(b)(c)	162,678	1,203,817

		18,878,012

Materials-1.02%
Graphic Packaging Holding Co.	27,620	634,155
Scotts Miracle-Gro Co. (The)(c)	13,166	604,451

		1,238,606

Real Estate-12.57%
Agree Realty Corp.	8,948	614,728
American Homes 4 Rent, Class A	18,241	582,618
CareTrust REIT, Inc.(c)	33,040	617,187
CBRE Group, Inc., Class A(b)	8,498	602,848
CubeSmart	14,919	624,658
Cushman & Wakefield PLC(b)(c)	52,022	600,854
Digital Realty Trust, Inc.	6,057	607,214
DigitalBridge Group, Inc.(c)	44,746	572,749
EPR Properties	15,709	606,367
Equinix, Inc.	1,095	620,252
Federal Realty Investment Trust	6,360	629,513
Gaming and Leisure Properties, Inc.	12,582	630,610
Invitation Homes, Inc.	17,698	560,850
Kite Realty Group Trust(c)	32,683	641,894
Medical Properties Trust, Inc.(c)	52,400	599,980
National Retail Properties, Inc.	14,628	614,815
NETSTREIT Corp.(c)	32,926	619,667
PotlatchDeltic Corp.	13,139	584,554
Prologis, Inc.	5,621	622,526
SBA Communications Corp., Class A	2,322	626,708
Uniti Group, Inc.(c)	81,570	632,983
Ventas, Inc.	15,381	601,858
VICI Properties, Inc.	19,396	621,060
Welltower, Inc.	9,764	595,995
Weyerhaeuser Co.	19,899	615,476

		15,247,964

Utilities-0.57%
Sunnova Energy International, Inc.(b)(c)	37,298	691,505

Total Common Stocks & Other Equity Interests (Cost $112,089,349)		121,317,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Raymond James SB-1 Equity ETF (RYJ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $16,291)	16,291	$16,291

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $112,105,640)		121,334,049

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.47%
Invesco Private Government Fund, 3.18%(d)(e)(f)	7,669,325	7,669,325

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.28%(d)(e)(f)	19,586,400	$19,586,400

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,256,438)		27,255,725

TOTAL INVESTMENTS IN SECURITIES-122.48% (Cost $139,362,078)		148,589,774
OTHER ASSETS LESS LIABILITIES-(22.48)%		(27,270,089)

NET ASSETS-100.00%.		$121,319,685

Investment Abbreviations:
ADR -American Depositary Receipt
REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$9,638	$1,225,786	$(1,219,133)	$-	$-	$16,291	$297

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	6,869,651	21,194,793	(20,395,119)	-	-	7,669,325	60,796	*

Invesco Private Prime Fund	15,899,917	45,565,643	(41,879,191)	(2,662)	2,693	19,586,400	164,558	*

Total	$22,779,206	$67,986,222	$(63,493,443)	$(2,662)	$2,693	$27,272,016	$225,651

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Raymond James SB-1 Equity ETF (RYJ)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Financials	16.19

Information Technology	15.56

Health Care	12.92

Real Estate	12.57

Industrials	12.31

Consumer Discretionary	11.31

Energy	10.94

Communication Services	5.12

Sector Types Each Less Than 3%	3.08

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500 BuyWrite ETF (PBP)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-105.99%
Communication Services-7.79%
Activision Blizzard, Inc.	2,261	$164,601
Alphabet, Inc., Class A(b)	19,046	1,800,037
Alphabet, Inc., Class C(b)	17,030	1,612,060
AT&T, Inc.	22,635	412,636
Charter Communications, Inc., Class A(b)	351	129,035
Comcast Corp., Class A	13,989	444,011
DISH Network Corp., Class A(b)	797	11,883
Electronic Arts, Inc.	838	105,554
Fox Corp., Class A	972	28,062
Fox Corp., Class B	445	12,104
Interpublic Group of Cos., Inc. (The)	1,239	36,910
Live Nation Entertainment, Inc.(b)	450	35,824
Lumen Technologies, Inc.	3,021	22,234
Match Group, Inc.(b)	898	38,794
Meta Platforms, Inc., Class A(b)	7,243	674,758
Netflix, Inc.(b)	1,411	411,843
News Corp., Class A	1,222	20,615
News Corp., Class B	378	6,475
Omnicom Group, Inc.	649	47,215
Paramount Global, Class B	1,599	29,294
Take-Two Interactive Software, Inc.(b)	498	59,003
T-Mobile US, Inc.(b)	1,911	289,631
Verizon Communications, Inc.	13,338	498,441
Walt Disney Co. (The)(b)	5,789	616,760
Warner Bros Discovery, Inc.(b)	7,018	91,234

		7,599,014

Consumer Discretionary-11.53%
Advance Auto Parts, Inc.	193	36,655
Amazon.com, Inc.(b)	28,153	2,883,993
Aptiv PLC(b)	859	78,229
AutoZone, Inc.(b)	62	157,039
Bath & Body Works, Inc.	726	24,234
Best Buy Co., Inc.	634	43,372
Booking Holdings, Inc.(b)	128	239,293
BorgWarner, Inc.	750	28,148
Caesars Entertainment, Inc.(b)	680	29,736
CarMax, Inc.(b)	507	31,946
Carnival Corp.(b)	3,130	28,358
Chipotle Mexican Grill, Inc.(b)	88	131,853
D.R. Horton, Inc.	1,004	77,188
Darden Restaurants, Inc.	389	55,681
Dollar General Corp.	722	184,146
Dollar Tree, Inc.(b)	670	106,195
Domino’s Pizza, Inc.	115	38,208
eBay, Inc.	1,742	69,401
Etsy, Inc.(b)	402	37,752
Expedia Group, Inc.(b)	482	45,053
Ford Motor Co.	12,545	167,727
Garmin Ltd.	490	43,140
General Motors Co.	4,630	181,728
Genuine Parts Co.	449	79,859
Hasbro, Inc.	413	26,948
Hilton Worldwide Holdings, Inc.	871	117,811
Home Depot, Inc. (The)	3,263	966,272
Las Vegas Sands Corp.(b)	1,041	39,568
Lennar Corp., Class A	811	65,448

	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.	827	$46,014
Lowe’s Cos., Inc.	2,030	395,749
Marriott International, Inc., Class A	876	140,256
McDonald’s Corp.	2,337	637,206
MGM Resorts International	1,033	36,744
Mohawk Industries, Inc.(b)	167	15,823
Newell Brands, Inc.	1,194	16,489
NIKE, Inc., Class B	4,015	372,110
Norwegian Cruise Line Holdings Ltd.(b)	1,335	22,548
NVR, Inc.(b)	11	46,615
O’Reilly Automotive, Inc.(b)	204	170,783
Pool Corp.	127	38,637
PulteGroup, Inc.	733	29,313
Ralph Lauren Corp.	138	12,791
Ross Stores, Inc.	1,113	106,503
Royal Caribbean Cruises Ltd.(b)	696	37,153
Starbucks Corp.	3,643	315,447
Tapestry, Inc.	799	25,312
Target Corp.	1,473	241,940
Tesla, Inc.(b)	8,460	1,924,988
TJX Cos., Inc. (The)	3,722	268,356
Tractor Supply Co.	352	77,359
Ulta Beauty, Inc.(b)	164	68,777
VF Corp.	1,046	29,550
Whirlpool Corp.	173	23,916
Wynn Resorts Ltd.(b)	329	21,023
Yum! Brands, Inc.	904	106,898

		11,243,281

Consumer Staples-7.35%
Altria Group, Inc.	5,719	264,618
Archer-Daniels-Midland Co.	1,781	172,721
Brown-Forman Corp., Class B	580	39,440
Campbell Soup Co.	637	33,704
Church & Dwight Co., Inc.	772	57,228
Clorox Co. (The)	392	57,248
Coca-Cola Co. (The)	12,364	739,985
Colgate-Palmolive Co.	2,650	195,676
Conagra Brands, Inc.	1,521	55,821
Constellation Brands, Inc., Class A	507	125,270
Costco Wholesale Corp.	1,405	704,607
Estee Lauder Cos., Inc. (The), Class A	735	147,360
General Mills, Inc.	1,890	154,186
Hershey Co. (The)	466	111,267
Hormel Foods Corp.	919	42,688
JM Smucker Co. (The)	340	51,224
Kellogg Co.	812	62,378
Keurig Dr Pepper, Inc.	2,697	104,751
Kimberly-Clark Corp.	1,073	133,546
Kraft Heinz Co. (The)	2,530	97,329
Kroger Co. (The)	2,069	97,843
Lamb Weston Holdings, Inc.	455	39,230
McCormick & Co., Inc.	795	62,519
Molson Coors Beverage Co., Class B	597	30,107
Mondelez International, Inc., Class A	4,353	267,622
Monster Beverage Corp.(b)	1,220	114,338
PepsiCo, Inc.	4,384	796,047
Philip Morris International, Inc.	4,922	452,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)	7,591	$1,022,280
Sysco Corp.	1,617	139,968
Tyson Foods, Inc., Class A	921	62,950
Walgreens Boots Alliance, Inc.	2,279	83,183
Walmart, Inc.	4,526	644,186

		7,163,406

Energy-5.69%
APA Corp.	1,034	47,006
Baker Hughes Co., Class A	3,213	88,872
Chevron Corp.	5,719	1,034,567
ConocoPhillips	4,042	509,656
Coterra Energy, Inc.	2,527	78,665
Devon Energy Corp.	2,081	160,965
Diamondback Energy, Inc.	564	88,610
EOG Resources, Inc.	1,861	254,064
EQT Corp.	1,174	49,120
Exxon Mobil Corp.	13,239	1,467,014
Halliburton Co.	2,880	104,890
Hess Corp.	885	124,856
Kinder Morgan, Inc.	6,297	114,102
Marathon Oil Corp.	2,149	65,437
Marathon Petroleum Corp.	1,584	179,974
Occidental Petroleum Corp.	2,368	171,917
ONEOK, Inc.	1,418	84,116
Phillips 66	1,526	159,146
Pioneer Natural Resources Co.	757	194,102
Schlumberger Ltd.	4,493	233,771
Targa Resources Corp.	720	49,226
Valero Energy Corp.	1,250	156,937
Williams Cos., Inc. (The)	3,869	126,632

		5,543,645

Financials-12.14%
Aflac, Inc.	1,825	118,826
Allstate Corp. (The)	858	108,323
American Express Co.	1,903	282,500
American International Group, Inc.	2,414	137,598
Ameriprise Financial, Inc.	343	106,028
Aon PLC, Class A	669	188,317
Arch Capital Group Ltd.(b)	1,168	67,160
Arthur J. Gallagher & Co.	668	124,969
Assurant, Inc.	169	22,960
Bank of America Corp.	22,204	800,232
Bank of New York Mellon Corp. (The)	2,335	98,327
Berkshire Hathaway, Inc., Class B(b)	5,733	1,691,751
BlackRock, Inc.	479	309,391
Brown & Brown, Inc.	743	43,681
Capital One Financial Corp.	1,217	129,026
Cboe Global Markets, Inc.	338	42,081
Charles Schwab Corp. (The)	4,850	386,399
Chubb Ltd.	1,325	284,729
Cincinnati Financial Corp.	507	52,383
Citigroup, Inc.	6,152	282,131
Citizens Financial Group, Inc.	1,575	64,418
CME Group, Inc., Class A	1,141	197,735
Comerica, Inc.	416	29,328
Discover Financial Services	866	90,462
Everest Re Group Ltd.	127	40,978
FactSet Research Systems, Inc.	121	51,484
Fifth Third Bancorp	2,180	77,804

	Shares	Value
Financials-(continued)
First Republic Bank	580	$69,658
Franklin Resources, Inc.	902	21,152
Globe Life, Inc.	288	33,270
Goldman Sachs Group, Inc. (The)	1,084	373,449
Hartford Financial Services Group, Inc. (The)	1,024	74,148
Huntington Bancshares, Inc.	4,581	69,540
Intercontinental Exchange, Inc.	1,774	169,541
Invesco Ltd.(c)	1,442	22,091
JPMorgan Chase & Co.	9,314	1,172,446
KeyCorp.	2,961	52,913
Lincoln National Corp.	492	26,504
Loews Corp.	633	36,094
M&T Bank Corp.	557	93,782
MarketAxess Holdings, Inc.	120	29,285
Marsh & McLennan Cos., Inc.	1,585	255,962
MetLife, Inc.	2,128	155,791
Moody’s Corp.	502	132,965
Morgan Stanley	4,253	349,469
MSCI, Inc.	255	119,559
Nasdaq, Inc.	1,077	67,032
Northern Trust Corp.	660	55,671
PNC Financial Services Group, Inc. (The)	1,303	210,864
Principal Financial Group, Inc.	735	64,776
Progressive Corp. (The)	1,858	238,567
Prudential Financial, Inc.	1,182	124,335
Raymond James Financial, Inc.	618	73,011
Regions Financial Corp.	2,966	65,104
S&P Global, Inc.	1,082	347,593
Signature Bank	200	31,706
State Street Corp.	1,167	86,358
SVB Financial Group(b)	188	43,420
Synchrony Financial	1,530	54,407
T. Rowe Price Group, Inc.	718	76,223
Travelers Cos., Inc. (The)	753	138,898
Truist Financial Corp.	4,214	188,745
U.S. Bancorp	4,295	182,323
W.R. Berkley Corp.	647	48,124
Wells Fargo & Co.	12,048	554,088
Willis Towers Watson PLC	349	76,155
Zions Bancorporation N.A	477	24,775

		11,838,815

Health Care-16.24%
Abbott Laboratories	5,564	550,502
AbbVie, Inc.	5,615	822,036
ABIOMED, Inc.(b)	144	36,300
Agilent Technologies, Inc.	947	131,017
Align Technology, Inc.(b)	232	45,078
AmerisourceBergen Corp.	494	77,667
Amgen, Inc.	1,697	458,784
Baxter International, Inc.	1,601	87,014
Becton, Dickinson and Co.	906	213,789
Biogen, Inc.(b)	460	130,382
Bio-Rad Laboratories, Inc., Class A(b)	68	23,916
Bio-Techne Corp.	126	37,329
Boston Scientific Corp.(b)	4,546	195,978
Bristol-Myers Squibb Co.	6,782	525,402
Cardinal Health, Inc.	865	65,653
Catalent, Inc.(b)	568	37,335
Centene Corp.(b)	1,814	154,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Charles River Laboratories International, Inc.(b).	161	$34,172
Cigna Corp.	968	312,722
Cooper Cos., Inc. (The)	156	42,649
CVS Health Corp.	4,169	394,804
Danaher Corp.	2,080	523,474
DaVita, Inc.(b)	176	12,850
DENTSPLY SIRONA, Inc.	683	21,050
DexCom, Inc.(b)	1,246	150,492
Edwards Lifesciences Corp.(b)	1,970	142,687
Elevance Health, Inc.	762	416,639
Eli Lilly and Co.	2,504	906,673
Gilead Sciences, Inc.	3,981	312,349
HCA Healthcare, Inc.	684	148,749
Henry Schein, Inc.(b)	433	29,643
Hologic, Inc.(b)	794	53,833
Humana, Inc.	402	224,348
IDEXX Laboratories, Inc.(b)	264	94,956
Illumina, Inc.(b)	499	114,181
Incyte Corp.(b)	587	43,638
Intuitive Surgical, Inc.(b)	1,133	279,251
IQVIA Holdings, Inc.(b)	592	124,125
Johnson & Johnson.	8,351	1,452,823
Laboratory Corp. of America Holdings	288	63,896
McKesson Corp.	456	177,553
Medtronic PLC	4,219	368,487
Merck & Co., Inc.	8,046	814,255
Mettler-Toledo International, Inc.(b)	71	89,810
Moderna, Inc.(b)	1,068	160,552
Molina Healthcare, Inc.(b)	185	66,389
Organon & Co.	807	21,127
PerkinElmer, Inc.	401	53,566
Pfizer, Inc.	17,826	829,800
Quest Diagnostics, Inc.	370	53,150
Regeneron Pharmaceuticals, Inc.(b)	339	253,826
ResMed, Inc.	465	104,016
STERIS PLC	319	55,053
Stryker Corp.	1,069	245,058
Teleflex, Inc.	148	31,755
Thermo Fisher Scientific, Inc.	1,243	638,865
UnitedHealth Group, Inc.	2,969	1,648,240
Universal Health Services, Inc., Class B	210	24,333
Vertex Pharmaceuticals, Inc.(b)	816	254,592
Viatris, Inc.	3,844	38,940
Waters Corp.(b)	190	56,842
West Pharmaceutical Services, Inc.	237	54,534
Zimmer Biomet Holdings, Inc.	667	75,604
Zoetis, Inc.	1,487	224,210

		15,833,169

Industrials-8.76%
3M Co.	1,758	221,139
A.O. Smith Corp.	408	22,350
Alaska Air Group, Inc.(b)	402	17,873
Allegion PLC	278	29,126
American Airlines Group, Inc.(b)	2,060	29,211
AMETEK, Inc.	728	94,392
Boeing Co. (The)(b)	1,774	252,813
C.H. Robinson Worldwide, Inc.	393	38,404
Carrier Global Corp.	2,671	106,199
Caterpillar, Inc.	1,677	363,003

	Shares	Value
Industrials-(continued)
Cintas Corp.	273	$116,721
Copart, Inc.(b)	679	78,099
CoStar Group, Inc.(b)	1,257	103,979
CSX Corp.	6,801	197,637
Cummins, Inc.	447	109,296
Deere & Co.	883	349,509
Delta Air Lines, Inc.(b)	2,036	69,081
Dover Corp.	455	59,464
Eaton Corp. PLC	1,265	189,839
Emerson Electric Co.	1,879	162,721
Equifax, Inc.	389	65,951
Expeditors International of Washington, Inc.	520	50,882
Fastenal Co.	1,824	88,154
FedEx Corp.	759	121,653
Fortive Corp.	1,127	72,015
Fortune Brands Home & Security, Inc.	412	24,852
Generac Holdings, Inc.(b)	204	23,646
General Dynamics Corp.	715	178,607
General Electric Co.	3,482	270,934
Honeywell International, Inc.	2,139	436,399
Howmet Aerospace, Inc.	1,173	41,700
Huntington Ingalls Industries, Inc.	128	32,905
IDEX Corp.	241	53,577
Illinois Tool Works, Inc.	896	191,323
Ingersoll Rand, Inc.	1,280	64,625
J.B. Hunt Transport Services, Inc.	264	45,162
Jacobs Solutions, Inc.	406	46,779
Johnson Controls International PLC	2,186	126,438
L3Harris Technologies, Inc.	609	150,100
Leidos Holdings, Inc.	434	44,090
Lockheed Martin Corp.	749	364,523
Masco Corp.	716	33,129
Nordson Corp.	171	38,475
Norfolk Southern Corp.	745	169,912
Northrop Grumman Corp.	461	253,094
Old Dominion Freight Line, Inc.	291	79,909
Otis Worldwide Corp.	1,334	94,234
PACCAR, Inc.	1,104	106,900
Parker-Hannifin Corp.	409	118,864
Pentair PLC	523	22,463
Quanta Services, Inc.	453	64,344
Raytheon Technologies Corp.	4,691	444,801
Republic Services, Inc.	652	86,468
Robert Half International, Inc.	346	26,455
Rockwell Automation, Inc.	366	93,440
Rollins, Inc.	732	30,803
Snap-on, Inc.	169	37,526
Southwest Airlines Co.(b)	1,885	68,520
Stanley Black & Decker, Inc.	469	36,812
Textron, Inc.	671	45,923
Trane Technologies PLC	735	117,328
TransDigm Group, Inc.	163	93,849
Union Pacific Corp.	1,984	391,126
United Airlines Holdings, Inc.(b)	1,035	44,588
United Parcel Service, Inc., Class B	2,325	390,065
United Rentals, Inc.(b)	223	70,403
Verisk Analytics, Inc.	499	91,232
W.W. Grainger, Inc.	146	85,315
Wabtec Corp.	577	53,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Waste Management, Inc.	1,196	$189,410
Xylem, Inc.	571	58,488

		8,542,870

Information Technology-27.87%
Accenture PLC, Class A	2,008	570,071
Adobe, Inc.(b)	1,487	473,609
Advanced Micro Devices, Inc.(b)	5,127	307,928
Akamai Technologies, Inc.(b)	505	44,607
Amphenol Corp., Class A	1,891	143,395
Analog Devices, Inc.	1,651	235,466
ANSYS, Inc.(b)	276	61,040
Apple, Inc.	48,021	7,363,540
Applied Materials, Inc.	2,765	244,122
Arista Networks, Inc.(b)	783	94,633
Autodesk, Inc.(b)	691	148,081
Automatic Data Processing, Inc.	1,318	318,561
Broadcom, Inc.	1,283	603,164
Broadridge Financial Solutions, Inc.	372	55,822
Cadence Design Systems, Inc.(b)	870	131,709
CDW Corp.	431	74,481
Ceridian HCM Holding, Inc.(b)	487	32,235
Cisco Systems, Inc.	13,152	597,495
Cognizant Technology Solutions Corp., Class A	1,644	102,339
Corning, Inc.	2,416	77,723
DXC Technology Co.(b)	727	20,901
Enphase Energy, Inc.(b)	431	132,317
EPAM Systems, Inc.(b)	183	64,050
F5, Inc.(b)	190	27,153
Fidelity National Information Services, Inc.	1,931	160,254
Fiserv, Inc.(b)	2,031	208,665
FleetCor Technologies, Inc.(b)	240	44,669
Fortinet, Inc.(b)	2,079	118,836
Gartner, Inc.(b)	250	75,480
Global Payments, Inc.	880	100,549
Hewlett Packard Enterprise Co.	4,121	58,807
HP, Inc.	2,890	79,822
Intel Corp.	13,043	370,812
International Business Machines Corp.	2,867	396,477
Intuit, Inc.	897	383,467
Jack Henry & Associates, Inc.	233	46,381
Juniper Networks, Inc.	1,022	31,273
Keysight Technologies, Inc.(b)	571	99,440
KLA Corp.	450	142,402
Lam Research Corp.	437	176,889
Mastercard, Inc., Class A	2,710	889,368
Microchip Technology, Inc.	1,755	108,354
Micron Technology, Inc.	3,504	189,566
Microsoft Corp.	23,706	5,502,874
Monolithic Power Systems, Inc.	143	48,541
Motorola Solutions, Inc.	532	132,846
NetApp, Inc.	698	48,350
NortonLifeLock, Inc.	1,878	42,311
NVIDIA Corp.	7,953	1,073,416
NXP Semiconductors N.V. (China)	833	121,685
ON Semiconductor Corp.(b)	1,375	84,466
Oracle Corp.	4,823	376,532
Paychex, Inc.	1,019	120,558
Paycom Software, Inc.(b)	154	53,284
PayPal Holdings, Inc.(b)	3,672	306,906

	Shares	Value
Information Technology-(continued)
PTC, Inc.(b)	337	$39,709
Qorvo, Inc.(b)	328	28,234
QUALCOMM, Inc.	3,566	419,576
Roper Technologies, Inc.	338	140,114
salesforce.com, inc.(b)	3,159	513,622
Seagate Technology Holdings PLC	621	30,839
ServiceNow, Inc.(b)	640	269,274
Skyworks Solutions, Inc.	511	43,951
SolarEdge Technologies, Inc.(b)	176	40,485
Synopsys, Inc.(b)	485	141,887
TE Connectivity Ltd. (Switzerland)	1,017	124,308
Teledyne Technologies, Inc.(b)	148	58,901
Teradyne, Inc.	498	40,512
Texas Instruments, Inc.	2,902	466,148
Trimble, Inc.(b)	785	47,226
Tyler Technologies, Inc.(b)	134	43,326
VeriSign, Inc.(b)	297	59,537
Visa, Inc., Class A	5,192	1,075,575
Western Digital Corp.(b)	993	34,129
Zebra Technologies Corp., Class A(b)	164	46,448

		27,181,523

Materials-2.68%
Air Products and Chemicals, Inc.	705	176,532
Albemarle Corp.	372	104,112
Amcor PLC	4,774	55,283
Avery Dennison Corp.	257	43,574
Ball Corp.	997	49,242
Celanese Corp.	317	30,470
CF Industries Holdings, Inc.	632	67,156
Corteva, Inc.	2,280	148,975
Dow, Inc.	2,279	106,520
DuPont de Nemours, Inc.	1,592	91,062
Eastman Chemical Co.	390	29,956
Ecolab, Inc.	787	123,614
FMC Corp.	400	47,560
Freeport-McMoRan, Inc.	4,541	143,904
International Flavors & Fragrances, Inc.	811	79,162
International Paper Co.	1,147	38,551
Linde PLC (United Kingdom)	1,583	470,705
LyondellBasell Industries N.V., Class A	810	61,925
Martin Marietta Materials, Inc.	198	66,524
Mosaic Co. (The)	1,097	58,964
Newmont Corp.	2,520	106,646
Nucor Corp.	829	108,914
Packaging Corp. of America	298	35,823
PPG Industries, Inc.	745	85,064
Sealed Air Corp.	459	21,858
Sherwin-Williams Co. (The)	749	168,548
Vulcan Materials Co.	423	69,245
WestRock Co.	807	27,486

		2,617,375

Real Estate-2.80%
Alexandria Real Estate Equities, Inc.	471	68,436
American Tower Corp.	1,479	306,434
AvalonBay Communities, Inc.	443	77,578
Boston Properties, Inc.	451	32,788
Camden Property Trust	340	39,287
CBRE Group, Inc., Class A(b)	1,018	72,217
Crown Castle, Inc.	1,376	183,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	914	$91,629
Equinix, Inc.	290	164,268
Equity Residential	1,074	67,683
Essex Property Trust, Inc.	208	46,226
Extra Space Storage, Inc.	427	75,767
Federal Realty Investment Trust	233	23,062
Healthpeak Properties, Inc.	1,710	40,578
Host Hotels & Resorts, Inc.	2,268	42,820
Invitation Homes, Inc.	1,838	58,246
Iron Mountain, Inc.	921	46,114
Kimco Realty Corp.	1,962	41,948
Mid-America Apartment Communities, Inc.	367	57,784
Prologis, Inc.	2,933	324,830
Public Storage	502	155,495
Realty Income Corp.	1,962	122,174
Regency Centers Corp.	489	29,589
SBA Communications Corp., Class A	341	92,036
Simon Property Group, Inc.	1,039	113,230
UDR, Inc.	969	38,527
Ventas, Inc.	1,267	49,578
VICI Properties, Inc.	3,058	97,917
Vornado Realty Trust	511	12,055
Welltower, Inc.	1,472	89,851
Weyerhaeuser Co.	2,352	72,747

		2,734,260

Utilities-3.14%
AES Corp. (The)	2,117	55,381
Alliant Energy Corp.	797	41,579
Ameren Corp.	821	66,928
American Electric Power Co., Inc.	1,631	143,398
American Water Works Co., Inc.	577	83,861
Atmos Energy Corp.	443	47,202
CenterPoint Energy, Inc.	1,998	57,163
CMS Energy Corp.	920	52,486
Consolidated Edison, Inc.	1,124	98,867

	Shares	Value
Utilities-(continued)
Constellation Energy Corp.	1,037	$98,038
Dominion Energy, Inc.	2,645	185,071
DTE Energy Co.	616	69,060
Duke Energy Corp.	2,446	227,918
Edison International	1,211	72,708
Entergy Corp.	645	69,105
Evergy, Inc.	728	44,503
Eversource Energy	1,101	83,984
Exelon Corp.	3,151	121,597
FirstEnergy Corp.	1,723	64,974
NextEra Energy, Inc.	6,242	483,755
NiSource, Inc.	1,288	33,089
NRG Energy, Inc.	745	33,078
PG&E Corp.(b)	5,113	76,337
Pinnacle West Capital Corp.	357	23,994
PPL Corp.	2,338	61,934
Public Service Enterprise Group, Inc.	1,585	88,871
Sempra Energy	999	150,789
Southern Co. (The)	3,375	220,995
WEC Energy Group, Inc.	1,001	91,421
Xcel Energy, Inc.	1,737	113,096

		3,061,182

Total Common Stocks & Other Equity Interests (Cost $89,630,085)		103,358,540

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(c)(d) (Cost $5,928)	5,928	5,928

TOTAL INVESTMENTS IN SECURITIES-105.99% (Cost $89,636,013)		103,364,468
OTHER ASSETS LESS LIABILITIES-(5.99)%		(5,844,788)

NET ASSETS-100.00%.		$97,519,680

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Invesco Ltd.	$24,206	$9,745	$(7,957)	$(1,494)	$(2,409)	$22,091	$485

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	1,164,864	(1,158,936)	-	-	5,928	247

Total	$24,206	$1,174,609	$(1,166,893)	$(1,494)	$(2,409)	$28,019	$732

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500 BuyWrite ETF (PBP)–(continued)

October 31, 2022

(Unaudited)

Open Exchange-Traded Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value

Equity Risk

S&P 500 Index	Call	11/18/2022	267	$3,680	$98,256,000	$(5,920,725)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Information Technology	27.87

Health Care	16.24

Financials	12.14

Consumer Discretionary	11.53

Industrials	8.76

Communication Services	7.79

Consumer Staples	7.35

Energy	5.69

Utilities	3.14

Sector Types Each Less Than 3%	5.48

Money Market Funds Plus Other Assets Less Liabilities	(5.99)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Quality ETF (SPHQ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.13%
Electronic Arts, Inc.	121,289	$15,277,562
Interpublic Group of Cos., Inc. (The)	192,974	5,748,696
Meta Platforms, Inc., Class A(b)	939,039	87,480,873

		108,507,131

Consumer Discretionary-2.24%
Best Buy Co., Inc.	100,907	6,903,048
eBay, Inc.	272,142	10,842,137
NVR, Inc.(b)	1,642	6,958,386
Ralph Lauren Corp.	21,045	1,950,661
Tapestry, Inc.	128,227	4,062,231
Target Corp.	216,647	35,584,270
Ulta Beauty, Inc.(b)	27,050	11,343,958

		77,644,691

Consumer Staples-13.70%
Coca-Cola Co. (The)	1,690,827	101,195,996
Costco Wholesale Corp.	196,487	98,538,231
Kraft Heinz Co. (The)	315,464	12,135,900
PepsiCo, Inc.	607,553	110,319,474
Procter & Gamble Co. (The)	1,063,639	143,240,264
Tyson Foods, Inc., Class A	136,966	9,361,626

		474,791,491

Energy-14.09%
Baker Hughes Co., Class A	380,483	10,524,160
Chevron Corp.	846,848	153,194,803
EOG Resources, Inc.	259,041	35,364,277
Exxon Mobil Corp.	1,765,698	195,656,995
Marathon Oil Corp.	364,855	11,109,835
Marathon Petroleum Corp.	273,146	31,034,849
Occidental Petroleum Corp.	439,004	31,871,690
Phillips 66	186,082	19,406,492

		488,163,101

Financials-13.24%
Allstate Corp. (The)	148,099	18,697,499
American International Group, Inc.	378,989	21,602,373
Ameriprise Financial, Inc.	72,064	22,276,424
Assurant, Inc.	26,790	3,639,689
Charles Schwab Corp. (The)	798,985	63,655,135
CME Group, Inc., Class A	154,691	26,807,950
FactSet Research Systems, Inc.	17,751	7,552,873
Fifth Third Bancorp	303,652	10,837,340
First Republic Bank	93,396	11,216,860
Hartford Financial Services Group, Inc. (The)	148,822	10,776,201
KeyCorp.	417,234	7,455,972
Lincoln National Corp.	79,992	4,309,169
Loews Corp.	86,511	4,932,857
MarketAxess Holdings, Inc.	16,871	4,117,199
PNC Financial Services Group, Inc. (The)	187,492	30,341,830
Raymond James Financial, Inc.	95,308	11,259,687
Regions Financial Corp.	443,653	9,738,183
S&P Global, Inc.	155,024	49,801,460
State Street Corp.	184,470	13,650,780
Truist Financial Corp.	592,505	26,538,299

	Shares	Value
Financials-(continued)
Wells Fargo & Co.	1,869,511	$85,978,811
Willis Towers Watson PLC	63,335	13,820,330

		459,006,921

Health Care-7.31%
Abbott Laboratories	813,980	80,535,181
Biogen, Inc.(b)	61,554	17,446,866
Bristol-Myers Squibb Co.	937,368	72,617,899
IDEXX Laboratories, Inc.(b)	45,789	16,469,387
Quest Diagnostics, Inc.	55,887	8,028,168
ResMed, Inc.	63,731	14,255,987
Teleflex, Inc.	21,167	4,541,592
Waters Corp.(b)	26,745	8,001,302
Zoetis, Inc.	208,749	31,475,174

		253,371,556

Industrials-6.03%
3M Co.	255,981	32,199,850
Allegion PLC	42,390	4,441,200
Carrier Global Corp.	378,597	15,053,017
Cintas Corp.	40,232	17,201,192
Fastenal Co.	253,302	12,242,086
Illinois Tool Works, Inc.	129,591	27,671,566
Ingersoll Rand, Inc.	173,201	8,746,650
L3Harris Technologies, Inc.	83,462	20,570,879
Nordson Corp.(c)	24,015	5,403,375
Northrop Grumman Corp.	63,190	34,691,942
Old Dominion Freight Line, Inc.	42,923	11,786,656
Robert Half International, Inc.(c)	52,004	3,976,226
Rollins, Inc.	97,561	4,105,367
W.W. Grainger, Inc.	18,372	10,735,678

		208,825,684

Information Technology-34.07%
Apple, Inc.	1,248,111	191,385,341
Applied Materials, Inc.	419,160	37,007,636
Automatic Data Processing, Inc.	230,301	55,663,752
Broadcom, Inc.	189,709	89,185,995
Cadence Design Systems, Inc.(b)	122,852	18,598,564
Cisco Systems, Inc.	1,866,035	84,773,970
Jack Henry & Associates, Inc.	34,183	6,804,468
KLA Corp.	80,947	25,615,678
Lam Research Corp.	75,971	30,751,541
Mastercard, Inc., Class A	374,012	122,743,258
Microsoft Corp.	682,885	158,518,095
Paychex, Inc.	158,403	18,740,659
Qorvo, Inc.(b)	51,703	4,450,594
QUALCOMM, Inc.	562,365	66,167,866
Roper Technologies, Inc.	50,749	21,037,491
Teradyne, Inc.(c)	92,370	7,514,300
Texas Instruments, Inc.	420,078	67,477,129
Visa, Inc., Class A(c)	841,632	174,352,485

		1,180,788,822

Materials-5.16%
CF Industries Holdings, Inc.	125,066	13,289,513
Corteva, Inc.	316,430	20,675,536
DuPont de Nemours, Inc.	256,446	14,668,711
Freeport-McMoRan, Inc.	645,142	20,444,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Quality ETF (SPHQ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Materials-(continued)
International Paper Co.	196,255	$6,596,131
Linde PLC (United Kingdom)	230,400	68,509,440
LyondellBasell Industries N.V., Class A(c)	130,515	9,977,872
Mosaic Co. (The)(c)	177,144	9,521,490
Newmont Corp.	357,000	15,108,240

		178,791,483

Real Estate-0.31%
Weyerhaeuser Co.	344,068	10,642,023

Utilities-0.66%
Constellation Energy Corp.	141,844	13,409,932
PPL Corp.	352,836	9,346,626

		22,756,558

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $3,361,647,942)		3,463,289,461

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.39%
Invesco Private Government Fund, 3.18%(d)(e)(f)	32,891,275	$32,891,275
Invesco Private Prime Fund, 3.28%(d)(e)(f)	84,553,085	84,553,085

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $117,446,231)		117,444,360

TOTAL INVESTMENTS IN SECURITIES-103.33% (Cost $3,479,094,173)		3,580,733,821
OTHER ASSETS LESS LIABILITIES-(3.33)%		(115,289,836)

NET ASSETS-100.00%		$3,465,443,985

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$35,536,698	$(35,536,698)	$-	$-	$-	$13,247
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	70,708,076	224,429,799	(262,246,600)	-	-	32,891,275	411,308	*
Invesco Private Prime Fund	164,924,660	482,927,471	(563,298,604)	(15,754)	15,312	84,553,085	1,128,882	*

Total	$235,632,736	$742,893,968	$(861,081,902)	$(15,754)	$15,312	$117,444,360	$1,553,437

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® Quality ETF (SPHQ)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Information Technology	34.07

Energy	14.09

Consumer Staples	13.70

Financials	13.24

Health Care	7.31

Industrials	6.03

Materials	5.16

Communication Services	3.13

Sector Types Each Less Than 3%	3.21

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P Spin-Off ETF (CSD)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.00%
Madison Square Garden Entertainment Corp.(b)(c)	16,057	$787,275
Vimeo, Inc.(b)	81,406	309,343

		1,096,618

Consumer Discretionary-10.53%
Kontoor Brands, Inc.(c)	36,786	1,313,260
PENN Entertainment, Inc.(b)(c)	76,715	2,539,267
Victoria’s Secret & Co.(b)(c)	51,235	1,926,436

		5,778,963

Energy-8.87%
DT Midstream, Inc.	41,981	2,506,266
Equitrans Midstream Corp.	280,717	2,363,637

		4,869,903

Health Care-6.59%
Embecta Corp.(c)	26,290	812,887
Enhabit, Inc.(b)	25,552	317,356
Organon & Co.	95,076	2,489,089

		3,619,332

Industrials-32.47%
Arcosa, Inc.	27,929	1,793,042
Carrier Global Corp.	107,353	4,268,355
Esab Corp.	24,225	903,592
GXO Logistics, Inc.(b)(c)	62,504	2,283,896
IAA, Inc.(b)	64,521	2,447,282
Otis Worldwide Corp.	58,004	4,097,403
Resideo Technologies, Inc.(b)	85,933	2,029,737

		17,823,307

Information Technology-12.45%
Concentrix Corp.	22,513	2,751,764
Consensus Cloud Solutions, Inc.(b)	9,876	554,439
Kyndryl Holdings, Inc.(b)	105,419	1,019,402
Vontier Corp.	131,416	2,510,045

		6,835,650

Materials-14.53%
Corteva, Inc.	61,647	4,028,015
Dow, Inc.	84,445	3,946,959

		7,974,974

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Real Estate-4.64%
Apartment Income REIT Corp.	61,842	$2,376,588
Orion Office REIT, Inc.	18,340	171,846

		2,548,434

Utilities-7.86%
Constellation Energy Corp.	45,613	4,312,253

Total Common Stocks & Other Equity Interests (Cost $51,026,001)		54,859,434

Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $113,364)	113,364	113,364

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $51,139,365)		54,972,798

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.92%
Invesco Private Government Fund, 3.18%(d)(e)(f)	2,601,377	2,601,377
Invesco Private Prime Fund, 3.28%(d)(e)(f)	6,687,525	6,687,525

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,289,237)		9,288,902

TOTAL INVESTMENTS IN SECURITIES-117.07% (Cost $60,428,602)		64,261,700
OTHER ASSETS LESS LIABILITIES-(17.07)%		(9,372,019)

NET ASSETS-100.00%		$54,889,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P Spin-Off ETF (CSD)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$45,749	$1,622,573	$(1,554,958)	$-	$-	$113,364	$1,256

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,332,430	12,805,813	(12,536,866)	-	-	2,601,377	21,611	*

Invesco Private Prime Fund	8,088,332	25,055,780	(26,456,888)	(336)	637	6,687,525	58,643	*

Total	$10,466,511	$39,484,166	$(40,548,712)	$(336)	$637	$9,402,266	$81,510

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Industrials	32.47

Materials	14.53

Information Technology	12.45

Consumer Discretionary	10.53

Energy	8.87

Utilities	7.86

Health Care	6.59

Real Estate	4.64

Communication Services	2.00

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Water Resources ETF (PHO)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Building Products-9.74%
A.O. Smith Corp.	1,179,112	$64,591,755
Advanced Drainage Systems, Inc.	490,495	56,838,561
Zurn Elkay Water Solutions Corp.(b)	1,804,691	42,392,191

		163,822,507

Chemicals-7.59%
Ecolab, Inc.	812,536	127,625,029

Commercial Services & Supplies-4.12%
Tetra Tech, Inc.	490,095	69,240,622

Construction & Engineering-3.04%
Northwest Pipe Co.(c)	52,649	1,789,540
Stantec, Inc. (Canada)	113,871	5,570,569
Valmont Industries, Inc.	137,181	43,790,919

		51,151,028

Electronic Equipment, Instruments & Components-3.05%
Badger Meter, Inc.	175,666	19,758,912
Itron, Inc.(b)(c)	645,773	31,571,842

		51,330,754

Life Sciences Tools & Services-15.32%
Danaher Corp.	493,196	124,122,637
Waters Corp.(c)	445,821	133,376,269

		257,498,906

Machinery-27.42%
Energy Recovery, Inc.(b)(c)	466,542	12,004,126
Evoqua Water Technologies Corp.(b)(c)	998,552	39,123,267
Franklin Electric Co., Inc.	269,898	22,115,442
Gorman-Rupp Co. (The)	114,525	3,108,209
IDEX Corp.	330,765	73,532,367
Lindsay Corp.	87,839	14,871,143
Mueller Industries, Inc.(b)	478,928	30,000,050
Mueller Water Products, Inc., Class A	1,513,415	17,706,956
Pentair PLC	1,495,750	64,242,462
Toro Co. (The)(b)	727,735	76,725,101
Watts Water Technologies, Inc., Class A	224,158	32,807,765
Xylem, Inc.	730,582	74,833,514

		461,070,402

Software-8.15%
Roper Technologies, Inc.	330,658	137,070,967

Trading Companies & Distributors-3.75%
Ferguson PLC	576,333	62,970,143

Investment Abbreviations:

ADR -American Depositary Receipt

	Shares	Value
Water Utilities-17.80%
American States Water Co.(b)	251,872	$22,784,341
American Water Works Co., Inc.	896,743	130,332,628
Artesian Resources Corp., Class A	56,742	2,966,472
California Water Service Group	352,336	21,865,972
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)(b)	2,804,049	32,414,807
Essential Utilities, Inc.	1,354,237	59,884,360
Global Water Resources, Inc.	35,474	452,648
Middlesex Water Co.(b)	153,724	13,753,686
SJW Group	168,527	11,911,488
York Water Co. (The)	65,760	2,864,506

		299,230,908

Total Common Stocks & Other Equity Interests (Cost $1,477,621,970)		1,681,011,266

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $1,902,676)	1,902,676	1,902,676

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $1,479,524,646)		1,682,913,942

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.34%
Invesco Private Government Fund, 3.18%(d)(e)(f)	15,820,982	15,820,982
Invesco Private Prime Fund, 3.28%(d)(e)(f)	40,254,905	40,254,905

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,075,519)		56,075,887

TOTAL INVESTMENTS IN SECURITIES-103.43% (Cost $1,535,600,165)		1,738,989,829
OTHER ASSETS LESS LIABILITIES-(3.43)%		(57,695,469)

NET ASSETS-100.00%		$1,681,294,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Water Resources ETF (PHO)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$2,036,333	$12,573,839	$(12,707,496)	$-	$-	$1,902,676	$9,372

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	14,403,192	98,500,418	(97,082,628)	-	-	15,820,982	136,883	*

Invesco Private Prime Fund	32,750,005	235,285,628	(227,784,576)	368	3,480	40,254,905	373,566	*

Total	$49,189,530	$346,359,885	$(337,574,700)	$368	$3,480	$57,978,563	$519,821

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Machinery	27.42

Water Utilities	17.80

Life Sciences Tools & Services	15.32

Building Products	9.74

Software	8.15

Chemicals	7.59

Commercial Services & Supplies	4.12

Trading Companies & Distributors	3.75

Electronic Equipment, Instruments & Components	3.05

Construction & Engineering	3.04

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco WilderHill Clean Energy ETF (PBW)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value

Common Stocks & Other Equity Interests-99.62%
Aerospace & Defense-3.93%
Archer Aviation, Inc., Class A(b)	4,592,980	$13,089,993
Lilium N.V. (Germany)(b)(c)	7,060,509	13,132,547
Vertical Aerospace Ltd. (United Kingdom)(b)(c)	2,117,063	10,839,362

		37,061,902

Airlines-1.35%
Joby Aviation, Inc.(b)(c)	2,644,173	12,744,914

Auto Components-4.23%
Gentherm, Inc.(b)	235,440	13,754,405
QuantumScape Corp.(b)(c)	1,484,579	12,366,543
Solid Power, Inc.(b)(c)	2,443,876	13,710,144

		39,831,092

Automobiles-11.81%
Arcimoto, Inc.(b)(c)(d)	3,051,415	2,251,639
Canoo, Inc.(b)(c)	5,899,407	8,082,188
ElectraMeccanica Vehicles Corp. (Canada)(b)(c)	3,992,117	4,750,619
Fisker, Inc.(b)(c)	1,669,648	13,607,631
Gogoro, Inc. (Taiwan)(b)(c)	2,708,898	8,343,406
Lordstown Motors Corp., Class A(b)(c)	7,398,468	13,391,227
NIO, Inc., ADR (China)(b)	737,818	7,134,700
Polestar Automotive Holding UK PLC, ADR (Hong Kong)(b)(c)	2,117,063	9,442,101
Rivian Automotive, Inc., Class A(b)	406,232	14,205,933
Tesla, Inc.(b)	46,915	10,675,039
Workhorse Group, Inc.(b)(c)	4,801,136	12,963,067
XPeng, Inc., ADR (China)(b)	985,417	6,523,461

		111,371,011

Building Products-0.94%
View, Inc.(b)(c)	6,571,169	8,871,078

Chemicals-4.28%
Albemarle Corp.	49,779	13,931,649
Livent Corp.(b)	428,323	13,522,157
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	137,742	12,903,670

		40,357,476

Commercial Services & Supplies-1.38%
Li-Cycle Holdings Corp. (Canada)(b)(c)	2,186,745	13,033,000

Construction & Engineering-5.56%
Ameresco, Inc., Class A(b)	199,659	12,075,376
MYR Group, Inc.(b)	151,941	13,296,357
Quanta Services, Inc.	97,808	13,892,649
ReneSola Ltd., ADR (China)(b)(c)	2,909,802	13,152,305

		52,416,687

Consumer Finance-0.64%
Sunlight Financial Holdings, Inc.(b)(c)	4,997,898	6,047,457

Electrical Equipment-26.79%
American Superconductor Corp.(b)	1,139,371	5,149,957
Array Technologies, Inc.(b)	880,777	15,942,064
Ballard Power Systems, Inc. (Canada)(b)(c)	2,017,333	11,438,278
Beam Global(b)(c)	396,503	4,976,113
Blink Charging Co.(b)(c)	712,535	10,545,518
Bloom Energy Corp., Class A(b)	580,633	10,863,643

	Shares	Value
Electrical Equipment-(continued)
ChargePoint Holdings, Inc.(b)(c)	865,340	$12,097,453
Energy Vault Holdings, Inc.(b)(c)	2,930,206	9,435,263
Enovix Corp.(b)	684,106	12,909,080
Eos Energy Enterprises, Inc.(b)(c)	2,779,882	4,308,817
ESS Tech, Inc.(b)(c)	3,119,649	13,196,115
Fluence Energy, Inc.(b)(c)	870,108	12,990,712
FTC Solar, Inc.(b)	4,517,583	9,351,397
FuelCell Energy, Inc.(b)	3,568,223	11,132,856
Heliogen, Inc.(b)(c)	4,939,106	8,890,391
Plug Power, Inc.(b)	554,453	8,860,159
SES AI Corp.(b)(c)	2,729,676	16,405,353
Shoals Technologies Group, Inc., Class A(b)	626,442	14,477,075
Stem, Inc.(b)	888,448	12,082,893
SunPower Corp.(b)(c)	527,117	9,746,393
Sunrun, Inc.(b)	408,456	9,194,345
TPI Composites, Inc.(b)	1,132,763	11,282,319
Tritium DCFC Ltd. (Australia)(b)(c)	3,030,573	6,182,369
Wallbox N.V. (Spain)(b)(c)	1,585,860	11,101,020

		252,559,583

Electronic Equipment, Instruments & Components-2.89%
Advanced Energy Industries, Inc.	163,483	12,857,938
Itron, Inc.(b)	293,332	14,341,001

		27,198,939

Independent Power and Renewable Electricity Producers-7.72%
Altus Power, Inc.(b)(c)	1,223,049	12,181,568
Azure Power Global Ltd. (India)(b)(c)	2,310,882	13,380,007
Brookfield Renewable Corp., Class A	356,520	11,062,816
Ormat Technologies, Inc.	162,925	14,736,566
ReNew Energy Global PLC, Class A (India)(b)(c)	2,011,219	11,685,182
Sunnova Energy International, Inc.(b)	522,623	9,689,431

		72,735,570

Machinery-4.98%
ESCO Technologies, Inc.	173,899	14,984,877
Hyzon Motors, Inc.(b)(c)	7,214,029	13,778,795
Lightning eMotors, Inc.(b)(c)	2,982,872	4,593,623
Lion Electric Co. (The) (Canada)(b)(c)	4,468,358	13,539,125

		46,896,420

Metals & Mining-8.70%
5E Advanced Materials, Inc.(b)(c)	886,064	11,855,536
Lithium Americas Corp. (Canada)(b)(c)	498,166	12,394,370
MP Materials Corp.(b)	434,497	13,052,290
Piedmont Lithium, Inc.(b)	231,202	14,385,389
Sigma Lithium Corp. (Brazil)(b)(c)	514,236	18,378,795
Standard Lithium Ltd. (Canada)(b)(c)	2,886,829	11,980,340

		82,046,720

Oil, Gas & Consumable Fuels-1.08%
Gevo, Inc.(b)(c)	4,518,757	10,167,203

Semiconductors & Semiconductor Equipment-12.09%
Canadian Solar, Inc. (Canada)(b)	402,489	13,644,377
Enphase Energy, Inc.(b)	46,794	14,365,758
First Solar, Inc.(b)	114,163	16,618,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco WilderHill Clean Energy ETF (PBW)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
JinkoSolar Holding Co. Ltd., ADR (China)(b)	272,451	$12,935,973
Maxeon Solar Technologies Ltd.(b)(c)	660,072	11,406,044
Navitas Semiconductor Corp.(b)(c)	2,714,506	11,428,070
SolarEdge Technologies, Inc.(b)	48,993	11,269,860
Universal Display Corp.	134,130	12,771,859
Wolfspeed, Inc.(b)	120,878	9,519,143

		113,959,792

Specialty Retail-1.25%
EVgo, Inc.(b)(c)	1,587,753	11,765,250

Total Common Stocks & Other Equity Interests (Cost $1,665,841,800)		939,064,094

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $14,254)	14,254	14,254

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $1,665,856,054)		939,078,348

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds-27.32%
Invesco Private Government Fund, 3.18%(d)(e)(f)	71,604,622	$71,604,622
Invesco Private Prime Fund, 3.28%(d)(e)(f)	185,985,066	185,985,066

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $257,590,859)		257,589,688

TOTAL INVESTMENTS IN SECURITIES-126.94% (Cost $1,923,446,913)		1,196,668,036
OTHER ASSETS LESS LIABILITIES-(26.94)%		(254,000,099)

NET ASSETS-100.00%		$942,667,937

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$24,483,445	$(24,469,191)	$-	$-	$14,254	$7,093

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	104,086,434	241,055,566	(273,537,378)	-	-	71,604,622	775,618	*

Invesco Private Prime Fund	246,283,566	560,111,221	(620,426,939)	(34,543)	51,761	185,985,066	2,139,842	*

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco WilderHill Clean Energy ETF (PBW)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income
Investments in Other Affiliates:

American Superconductor Corp.**	$10,901,875	$6,905,808	$(11,227,854)	$14,866,465	$(16,296,337)	$5,149,957	$-

Arcimoto, Inc.	8,451,757	6,967,531	(7,664,130)	8,339,205	(13,842,724)	2,251,639	-

ElectraMeccanica Vehicles Corp.**	12,798,781	6,472,050	(10,582,508)	19,241,223	(23,178,927)	4,750,619	-

Total	$382,522,413	$845,995,621	$(947,908,000)	$42,412,350	$(53,266,227)	$269,756,157	$2,922,553

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of October 31, 2022, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Electrical Equipment	26.79

Semiconductors & Semiconductor Equipment	12.09

Automobiles	11.81

Metals & Mining	8.70

Independent Power and Renewable Electricity Producers	7.72

Construction & Engineering	5.56

Machinery	4.98

Chemicals	4.28

Auto Components	4.23

Aerospace & Defense	3.93

Industry Types Each Less Than 3%	9.53

Money Market Funds Plus Other Assets Less Liabilities	0.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Statements of Assets and Liabilities

October 31, 2022

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco DWA Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)	Invesco Golden Dragon China ETF (PGJ)
Assets:
Unaffiliated investments in securities, at value(a)	$1,592,642,172	$1,114,033,162	$164,820,344	$167,096,596
Affiliated investments in securities, at value	198,231,091	117,017,246	47,896,583	53,079,670
Other investments:
Unrealized appreciation on swap agreements – OTC	-	-	96,351	-
Cash	21,674	-	717	30,503
Deposits with brokers:
Cash segregated as collateral	-	-	157,028	-
Receivable for:
Dividends	527,698	278,116	192,240	394
Securities lending	16,205	10,087	31,699	62,435
Investments sold	-	4,468,461	108	-
Fund shares sold	6,071,082	-	9,556	-
Foreign tax reclaims	-	-	320,088	-
Other assets	22,827	678,419	22,867	18,741

Total assets	1,797,532,749	1,236,485,491	213,547,581	220,288,339

Liabilities:
Other investments:
Open written options, at value	-	-	-	-
Due to custodian	-	-	-	-
Due to foreign custodian	-	-	46,327	-
Payable for:
Investments purchased	6,067,112	-	-	-
Investments purchased - affiliated broker	-	-	9,556	-
Collateral upon return of securities loaned	198,039,710	116,874,215	46,707,026	52,895,185
Collateral upon receipt of securities in-kind	-	-	157,028	-
Fund shares repurchased	-	4,483,929	-	-
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	599,815	452,218	66,157	59,795
Accrued trustees’ and officer’s fees	73,996	155,431	78,383	81,497
Accrued expenses	589,741	443,730	30,924	177,218

Total liabilities	205,370,374	122,409,523	47,095,401	53,213,695

Net Assets	$1,592,162,375	$1,114,075,968	$166,452,180	$167,074,644

Net assets consist of:
Shares of beneficial interest	$1,565,580,493	$1,885,372,860	$331,243,939	$628,044,025
Distributable earnings (loss)	26,581,882	(771,296,892)	(164,791,759)	(460,969,381)

Net Assets	$1,592,162,375	$1,114,075,968	$166,452,180	$167,074,644

Shares outstanding (unlimited amount authorized, $0.01 par value)	20,980,000	14,910,000	18,200,000	8,780,000
Net asset value	$75.89	$74.72	$9.15	$19.03

Market price	$75.94	$74.74	$9.15	$19.04

Unaffiliated investments in securities, at cost	$1,512,950,702	$1,030,767,154	$216,539,162	$350,856,185

Affiliated investments in securities, at cost	$198,217,450	$117,015,386	$47,898,092	$53,080,477

Foreign currencies (due to foreign custodian), at cost	$-	$-	$(51,050)	$-

Premium received on written options	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$194,238,385	$114,965,559	$43,859,663	$50,503,528

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco MSCI Sustainable Future ETF (ERTH)	Invesco Raymond James SB-1 Equity ETF (RYJ)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$306,787,364	$121,317,758	$103,336,449	$3,463,289,461	$54,859,434	$1,681,011,266	$936,812,455
62,427,188	27,272,016	28,019	117,444,360	9,402,266	57,978,563	259,855,581

-	-	-	-	-	-	-
-	263,034	179,103	-	-	-	-

-	-	-	-	-	-	-

86,028	36,133	75,727	3,384,900	23,484	1,772,018	464
40,960	4,872	-	13,299	901	7,362	4,310,285
20	17,794	3,342,099	-	-	2,014,206	12,309,953
-	-	-	-	-	-	33,752,169
277,074	754	-	-	-	1,278	-
37,311	-	-	60,550	10,490	32,758	60,724

369,655,945	148,912,361	106,961,397	3,584,192,570	64,296,575	1,742,817,451	1,247,101,631

-	-	5,920,725	-	-	-	-
102,054	-	-	877,080	-	1,022	-
660	-	-	-	-	-	-

2	263,034	257,707	-	-	328,590	33,614,103
-	-	-	-	-	1,355,307	-
62,427,657	27,256,438	-	117,446,231	9,289,237	56,075,519	257,590,859
-	-	-	-	-	-	-
-	-	3,222,805	-	-	2,017,005	12,360,494
-	73,204	40,480	-	-	-	-
128,494	-	-	301,569	12,651	671,459	421,518
54,393	-	-	98,030	8,668	199,405	102,662
(8,242)	-	-	25,675	96,338	874,784	344,058

62,705,018	27,592,676	9,441,717	118,748,585	9,406,894	61,523,091	304,433,694

$306,950,927	$121,319,685	$97,519,680	$3,465,443,985	$54,889,681	$1,681,294,360	$942,667,937

$399,525,261	$185,031,792	$113,875,413	$3,960,983,295	$207,287,320	$1,759,586,626	$2,640,181,712
(92,574,334)	(63,712,107)	(16,355,733)	(495,539,310)	(152,397,639)	(78,292,266)	(1,697,513,775)

$306,950,927	$121,319,685	$97,519,680	$3,465,443,985	$54,889,681	$1,681,294,360	$942,667,937

6,450,000	2,192,822	4,850,000	79,730,000	1,030,000	33,360,000	20,388,273
$47.59	$55.33	$20.11	$43.46	$53.29	$50.40	$46.24

$47.66	$55.33	$20.10	$43.48	$53.34	$50.42	$46.17

$381,095,874	$112,089,349	$89,587,741	$3,361,647,942	$51,026,001	$1,477,621,970	$1,648,416,761

$62,427,657	$27,272,729	$48,272	$117,446,231	$9,402,601	$57,978,195	$275,030,152

$(395)	$-	$-	$-	$-	$-	$-

$-	$-	$3,691,289	$-	$-	$-	$-

$59,756,091	$26,421,961	$-	$114,003,304	$9,016,194	$55,207,638	$254,467,440

40

Statements of Operations

For the six months ended October 31, 2022

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)	Invesco DWA Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)	Invesco Golden Dragon China ETF (PGJ)
Investment income:
Unaffiliated dividend income	$9,214,435	$8,379,518	$3,681,401	$956,640
Affiliated dividend income	6,296	5,086	12,806	2,495
Securities lending income, net	2,712,065	254,293	313,456	770,589
Foreign withholding tax	(29,692)	-	(330,039)	(10,535)

Total investment income	11,903,104	8,638,897	3,677,624	1,719,189

Expenses:
Unitary management fees	-	-	-	-
Advisory fees	3,428,539	2,853,134	441,021	647,271
Sub-licensing fees	411,417	570,622	88,203	129,453
Accounting & administration fees	28,115	63,975	15,509	13,920
Professional fees	15,067	18,964	13,455	16,035
Custodian & transfer agent fees	3,775	8,308	8,566	45,408
Trustees’ and officer’s fees	(5,176)	(22,384)	(11,452)	(12,255)
Recapture (Note 3)	-	-	-	777
Other expenses	72,176	45,130	21,958	16,723

Total expenses	3,953,913	3,537,749	577,260	857,332

Less: Waivers	(361)	(329)	(767)	(139)

Net expenses	3,953,552	3,537,420	576,493	857,193

Net investment income	7,949,552	5,101,477	3,101,131	861,996

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(40,250,800)	(171,156,763)	(13,374,374)	(27,159,177)
Affiliated investment securities	3,129	1,223	874	5,638
Unaffiliated in-kind redemptions	48,918,919	(963,716)	1,508,226	5,663,874
Affiliated in-kind redemptions	-	-	-	-
Short Sales	-	-	-	-
Foreign currencies	-	-	(61,960)	-
Swap agreements	-	-	(236,094)	-
Written options	-	-	-	-

Net realized gain (loss)	8,671,248	(172,119,256)	(12,163,328)	(21,489,665)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	59,033,669	164,072,141	(24,136,808)	(55,254,697)
Affiliated investment securities	11,360	1,651	(1,729)	(5,323)
Foreign currencies	-	-	27,732	-
Swap agreements	-	-	193,679	-
Written options	-	-	-	-

Change in net unrealized appreciation (depreciation)	59,045,029	164,073,792	(23,917,126)	(55,260,020)

Net realized and unrealized gain (loss)	67,716,277	(8,045,464)	(36,080,454)	(76,749,685)

Net increase (decrease) in net assets resulting from operations	$75,665,829	$(2,943,987)	$(32,979,323)	$(75,887,689)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco MSCI Sustainable Future ETF (ERTH)	Invesco Raymond James SB-1 Equity ETF (RYJ)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$3,682,998	$1,141,317	$1,061,960	$36,034,691	$496,203	$10,028,331	$1,147,512
1,317	297	732	13,247	1,256	9,372	7,093
204,518	48,854	-	140,922	3,784	24,308	24,154,313
(229,570)	(1,846)	(244)	-	-	(4,610)	(166,596)

3,659,263	1,188,622	1,062,448	36,188,860	501,243	10,057,401	25,142,322

-	444,966	291,305	-	-	-	-
901,998	-	-	2,631,919	143,462	4,114,794	2,719,722
11,275	-	-	419,931	14,346	617,222	543,940
20,977	-	-	140,715	8,658	71,786	70,305
21,834	-	-	24,142	13,292	19,365	18,314
58,710	-	-	24,409	536	13,085	28,650
(5,439)	-	-	2,055	3,328	(30,574)	(12,827)
-	-	-	-	-	-	-
38,346	-	-	76,771	12,025	51,386	64,810

1,047,701	444,966	291,305	3,319,942	195,647	4,857,064	3,432,914

(921)	(14)	(17)	(688,747)	(9,190)	(474)	(387)

1,046,780	444,952	291,288	2,631,195	186,457	4,856,590	3,432,527

2,612,483	743,670	771,160	33,557,665	314,786	5,200,811	21,709,795

(20,732,615)	(7,607,598)	(2,210,764)	(481,292,040)	(4,095,634)	(38,450,208)	(237,475,485)
(372)	2,693	(2,077)	15,312	637	3,480	(53,266,227)
11,004,741	2,578,569	10,963,089	74,629,290	3,088,342	31,544,353	45,900,288
-	-	(332)	-	-	-	-
-	-	(7,119)	-	-	-	-
(65,256)	-	-	-	-	-	-
-		-	-	-	-	-
-	-	(26,060)	-	-	-	-

(9,793,502)	(5,026,336)	8,716,737	(406,647,438)	(1,006,655)	(6,902,375)	(244,841,424)

(36,589,522)	1,861,583	(15,918,020)	159,270,049	(3,074,357)	54,207,239	60,201,928
(949)	(2,662)	(1,494)	(15,754)	(336)	368	61,643,015
(8,901)	-	-	-	-	-	-
-		-	-	-	-	-
-	-	(4,944,815)	-	-	-	-

(36,599,372)	1,858,921	(20,864,329)	159,254,295	(3,074,693)	54,207,607	121,844,943

(46,392,874)	(3,167,415)	(12,147,592)	(247,393,143)	(4,081,348)	47,305,232	(122,996,481)

$(43,780,391)	$(2,423,745)	$(11,376,432)	$(213,835,478)	$(3,766,562)	$52,506,043	$(101,286,686)

42

Statements of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco Aerospace & Defense ETF (PPA)		Invesco DWA Momentum ETF (PDP)

	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

Operations:
Net investment income (loss)	$7,949,552	$4,657,496	$5,101,477	$(2,402,291)
Net realized gain (loss)	8,671,248	52,491,256	(172,119,256)	56,794,585
Change in net unrealized appreciation (depreciation)	59,045,029	(128,364,883)	164,073,792	(307,621,573)

Net increase (decrease) in net assets resulting from operations	75,665,829	(71,216,131)	(2,943,987)	(253,229,279)

Distributions to Shareholders from:
Distributable earnings	(8,957,598)	(4,267,913)	(1,289,301)	-

Shareholder Transactions:
Proceeds from shares sold	321,909,043	984,265,515	30,268,534	1,703,552,968
Value of shares repurchased	(252,865,133)	(195,766,267)	(138,486,970)	(2,012,832,969)

Net increase (decrease) in net assets resulting from share transactions	69,043,910	788,499,248	(108,218,436)	(309,280,001)

Net increase (decrease) in net assets	135,752,141	713,015,204	(112,451,724)	(562,509,280)

Net assets:
Beginning of period	1,456,410,234	743,395,030	1,226,527,692	1,789,036,972

End of period	$1,592,162,375	$1,456,410,234	$1,114,075,968	$1,226,527,692

Changes in Shares Outstanding:
Shares sold	4,550,000	12,760,000	400,000	18,770,000
Shares repurchased	(3,610,000)	(2,630,000)	(1,940,000)	(22,770,000)
Shares outstanding, beginning of period	20,040,000	9,910,000	16,450,000	20,450,000

Shares outstanding, end of period	20,980,000	20,040,000	14,910,000	16,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Global Listed Private Equity ETF (PSP)		Invesco Golden Dragon China ETF (PGJ)		Invesco MSCI Sustainable Future ETF (ERTH)		Invesco Raymond James SB-1 Equity ETF (RYJ)

Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$3,101,131	$6,973,925	$861,996	$797,148	$2,612,483	$3,556,707	$743,670	$852,164
(12,163,328)	26,589,776	(21,489,665)	(16,708,153)	(9,793,502)	10,279,351	(5,026,336)	19,535,352
(23,917,126)	(85,955,218)	(55,260,020)	(169,087,371)	(36,599,372)	(87,176,938)	1,858,921	(29,169,464)

(32,979,323)	(52,391,517)	(75,887,689)	(184,998,376)	(43,780,391)	(73,340,880)	(2,423,745)	(8,781,948)

(2,967,539)	(27,104,093)	(1,335,594)	-	(3,475,500)	(62,642,968)	-	(729,997)

16,205,457	98,337,239	41,989,307	187,483,856	16,978,104	130,708,572	10,093,669	40,714,492
(8,931,119)	(58,069,507)	(36,696,894)	(37,774,624)	(49,508,330)	(94,794,820)	(7,704,454)	(51,078,058)

7,274,338	40,267,732	5,292,413	149,709,232	(32,530,226)	35,913,752	2,389,215	(10,363,566)

(28,672,524)	(39,227,878)	(71,930,870)	(35,289,144)	(79,786,117)	(100,070,096)	(34,530)	(19,875,511)

195,124,704	234,352,582	239,005,514	274,294,658	386,737,044	486,807,140	121,354,215	141,229,726

$166,452,180	$195,124,704	$167,074,644	$239,005,514	$306,950,927	$386,737,044	$121,319,685	$121,354,215

1,700,000	6,350,000	1,440,000	5,230,000	300,000	1,900,000	170,000	660,000
(850,000)	(4,000,000)	(1,340,000)	(870,000)	(900,000)	(1,350,000)	(130,000)	(830,000)
17,350,000	15,000,000	8,680,000	4,320,000	7,050,000	6,500,000	2,152,822	2,322,822

18,200,000	17,350,000	8,780,000	8,680,000	6,450,000	7,050,000	2,192,822	2,152,822

44

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco S&P 500 BuyWrite ETF (PBP)		Invesco S&P 500® Quality ETF (SPHQ)

	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

Operations:
Net investment income	$771,160	$1,546,284	$33,557,665	$46,977,249
Net realized gain (loss)	8,716,737	47,822,543	(406,647,438)	510,517,542
Change in net unrealized appreciation (depreciation)	(20,864,329)	(35,943,392)	159,254,295	(582,787,059)

Net increase (decrease) in net assets resulting from operations	(11,376,432)	13,425,435	(213,835,478)	(25,292,268)

Distributions to Shareholders from:
Distributable earnings	(758,268)	(11,042,019)	(32,245,890)	(44,708,736)

Shareholder Transactions:
Proceeds from shares sold	-	44,741,889	841,147,227	3,017,069,728
Value of shares repurchased	(28,392,467)	(76,896,678)	(787,409,590)	(1,959,498,965)

Net increase (decrease) in net assets resulting from share transactions.	(28,392,467)	(32,154,789)	53,737,637	1,057,570,763

Net increase (decrease) in net assets.	(40,527,167)	(29,771,373)	(192,343,731)	987,569,759

Net assets:
Beginning of period	138,046,847	167,818,220	3,657,787,716	2,670,217,957

End of period.	$97,519,680	$138,046,847	$3,465,443,985	$3,657,787,716

Changes in Shares Outstanding:
Shares sold	-	1,950,000	19,550,000	60,470,000
Shares repurchased	(1,400,000)	(3,400,000)	(18,700,000)	(39,980,000)
Shares outstanding, beginning of period	6,250,000	7,700,000	78,880,000	58,390,000

Shares outstanding, end of period	4,850,000	6,250,000	79,730,000	78,880,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P Spin-Off ETF (CSD)		Invesco Water Resources ETF (PHO)		Invesco WilderHill Clean Energy ETF (PBW)

Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$314,786	$443,908	$5,200,811	$4,736,431	$21,709,795	$20,751,444
(1,006,655)	(54,631)	(6,902,375)	225,596,434	(244,841,424)	(255,724,106)
(3,074,693)	(8,802,589)	54,207,607	(367,552,552)	121,844,943	(572,211,383)

(3,766,562)	(8,413,312)	52,506,043	(137,219,687)	(101,286,686)	(807,184,045)

-	(531,999)	(2,626,757)	(4,449,322)	(15,788,694)	(31,654,543)

5,551,868	644,755	57,586,565	593,002,133	851,079,272	1,706,005,079
(11,731,826)	(2,411,194)	(84,248,137)	(397,668,565)	(861,603,510)	(1,993,294,808)

(6,179,958)	(1,766,439)	(26,661,572)	195,333,568	(10,524,238)	(287,289,729)

(9,946,520)	(10,711,750)	23,217,714	53,664,559	(127,599,618)	(1,126,128,317)

64,836,201	75,547,951	1,658,076,646	1,604,412,087	1,070,267,555	2,196,395,872

$54,889,681	$64,836,201	$1,681,294,360	$1,658,076,646	$942,667,937	$1,070,267,555

100,000	10,000	1,120,000	10,520,000	16,640,000	23,700,000
(210,000)	(40,000)	(1,750,000)	(7,280,000)	(17,240,000)	(27,710,000)
1,140,000	1,170,000	33,990,000	30,750,000	20,988,273	24,998,273

1,030,000	1,140,000	33,360,000	33,990,000	20,388,273	20,988,273

46

Financial Highlights

Invesco Aerospace & Defense ETF (PPA)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$72.68		$75.01	$53.88	$61.93	$55.62	$44.81

Net investment income(a)	0.41		0.44	0.44	0.80	0.49	0.42
Net realized and unrealized gain (loss) on investments	3.28		(2.38)	21.13	(7.98)	6.30	10.79

Total from investment operations	3.69		(1.94)	21.57	(7.18)	6.79	11.21

Distributions to shareholders from:
Net investment income	(0.48)		(0.39)	(0.44)	(0.87)	(0.48)	(0.40)

Net asset value at end of period	$75.89		$72.68	$75.01	$53.88	$61.93	$55.62

Market price at end of period(b)	$75.94		$72.65	$74.97	$53.98	$61.94	$55.66

Net Asset Value Total Return(c)	5.15%		(2.59)%	40.21%	(11.64)%	12.33%	25.13%
Market Price Total Return(c)	5.26%		(2.58)%	39.87%	(11.48)%	12.27%	25.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,592,162		$1,456,410	$743,395	$708,521	$938,246	$1,006,709
Ratio to average net assets of:
Expenses	0.58	%(d)	0.58%	0.61%	0.59%	0.59%	0.60%
Net investment income	1.16	%(d)	0.59%	0.71%	1.22%	0.86%	0.80%
Portfolio turnover rate(e)	13%		26%	22%	18%	15%	7%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights–(continued)

Invesco DWA Momentum ETF (PDP)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$74.56		$87.48	$60.60	$58.78	$52.66	$45.86

Net investment income (loss)(a)	0.33		(0.12)	(0.15)	0.19	0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.09)		(12.80)	27.05	1.86	6.10	6.81

Total from investment operations	0.24		(12.92)	26.90	2.05	6.21	6.94

Distributions to shareholders from:
Net investment income	(0.08)		-	(0.02)	(0.23)	(0.09)	(0.13)
Return of capital	-		-	-	-	-	(0.01)

Total distributions	(0.08)		-	(0.02)	(0.23)	(0.09)	(0.14)

Net asset value at end of period	$74.72		$74.56	$87.48	$60.60	$58.78	$52.66

Market price at end of period(b)	$74.74		$74.53	$87.44	$60.68	$58.79	$52.72

Net Asset Value Total Return(c)	0.33%		(14.77)%	44.41%	3.53%	11.81%	15.17%
Market Price Total Return(c)	0.39%		(14.77)%	44.15%	3.65%	11.70%	15.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,114,076		$1,226,528	$1,789,037	$1,290,768	$1,545,947	$1,521,909
Ratio to average net assets of:
Expenses	0.62	%(d)	0.62%	0.62%	0.62%	0.62%	0.63%
Net investment income (loss)	0.89	%(d)	(0.14)%	(0.18)%	0.32%	0.20%	0.26%
Portfolio turnover rate(e)	77%		173%	124%	82%	82%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights–(continued)

Invesco Global Listed Private Equity ETF (PSP)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,
			2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$11.25		$15.62	$9.31	$12.10		$12.19	$12.25

Net investment income(a)	0.18		0.41	0.30	0.52	(b)	0.32	0.40	(c)
Net realized and unrealized gain (loss) on investments	(2.11)		(3.17)	6.53	(2.36)		(0.03)	0.99

Total from investment operations	(1.93)		(2.76)	6.83	(1.84)		0.29	1.39

Distributions to shareholders from:
Net investment income	(0.17)		(1.61)	(0.52)	(0.95)		(0.38)	(1.40)
Return of capital	-		-	-	-		-	(0.05)

Total distributions	(0.17)		(1.61)	(0.52)	(0.95)		(0.38)	(1.45)

Net asset value at end of period	$9.15		$11.25	$15.62	$9.31		$12.10	$12.19

Market price at end of period(d)	$9.15		$11.27	$15.60	$9.32		$12.13	$12.21

Net Asset Value Total Return(e)	(17.23)%		(19.85)%	75.17%	(15.82)%		2.28%	11.76%
Market Price Total Return(e)	(17.38)%		(19.61)%	74.76%	(15.92)%		2.36%	11.57%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$166,452		$195,125	$234,353	$141,534		$244,443	$245,052
Ratio to average net assets of:
Expenses, after Waivers(f)	0.65	%(g)	0.65%	0.68%	0.63%		0.64%	0.64%
Expenses, prior to Waivers(f)	0.65	%(g)	0.65%	0.69%	0.65%		0.66%	0.65%
Net investment income	3.52	%(g)	2.73%	2.42%	4.47	%(b)	2.79%	3.16	%(c)
Portfolio turnover rate(h)	18%		62%	47%	50%		64%	44%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.33 and 2.82%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.30 and 2.37%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights–(continued)

Invesco Golden Dragon China ETF (PGJ)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,
			2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$27.54		$63.49	$40.36	$42.08		$45.58	$35.69

Net investment income (loss)(a)	0.09		0.14	(0.12)	0.16		0.11	0.31
Net realized and unrealized gain (loss) on investments	(8.45)		(36.09)	23.36	(1.72)		(3.51)	10.50

Total from investment operations.	(8.36)		(35.95)	23.24	(1.56)		(3.40)	10.81

Distributions to shareholders from:
Net investment income	(0.15)		-	(0.11)	(0.16)		(0.10)	(0.92)

Net asset value at end of period	$19.03		$27.54	$63.49	$40.36		$42.08	$45.58

Market price at end of period(b)	$19.04		$27.57	$63.52	$40.32		$42.11	$45.58

Net Asset Value Total Return(c)	(30.54)%		(56.62)%	57.61%	(3.67)%		(7.46)%	30.46%
Market Price Total Return(c)	(30.60)%		(56.60)%	57.84%	(3.83)%		(7.39)%	30.46%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$167,075		$239,006	$274,295	$161,450		$216,730	$271,208
Ratio to average net assets of:
Expenses, after Waivers	0.66	%(d)	0.70%	0.69%	0.70	%(e)	0.70%	0.70%
Expenses, prior to Waivers	0.66	%(d)	0.71%	0.69%	0.71	%(e)	0.70%	0.70%
Net investment income (loss)	0.67	%(d)	0.35%	(0.20)%	0.40	%(e)	0.27%	0.70%
Portfolio turnover rate(f)	11%		42%	40%	30%		36%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights–(continued)

Invesco MSCI Sustainable Future ETF (ERTH)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$54.86		$74.89	$42.68	$45.03	$42.12	$37.06

Net investment income(a)	0.39		0.54	0.10	0.23	0.19	0.25
Net realized and unrealized gain (loss) on investments	(7.15)		(10.40)	32.29	(2.25)	2.95	5.18

Total from investment operations.	(6.76)		(9.86)	32.39	(2.02)	3.14	5.43

Distributions to shareholders from:
Net investment income	(0.51)		(0.52)	(0.18)	(0.33)	(0.23)	(0.37)
Net realized gains	-		(9.65)	-	-	-	-

Total distributions	(0.51)		(10.17)	(0.18)	(0.33)	(0.23)	(0.37)

Net asset value at end of period	$47.59		$54.86	$74.89	$42.68	$45.03	$42.12

Market price at end of period(b)	$47.66		$54.67	$74.75	$42.74	$45.21	$42.26

Net Asset Value Total Return(c)	(12.45)%		(15.38)%	75.99%	(4.49)%	7.48%	14.74%
Market Price Total Return(c)	(12.01)%		(15.57)%	75.42%	(4.73)%	7.55%	14.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$306,951		$386,737	$486,807	$224,059	$180,121	$160,057
Ratio to average net assets of:
Expenses, after Waivers	0.58	%(d)	0.55%	0.61%	0.65%	0.68%	0.67%
Expenses, prior to Waivers	0.58	%(d)	0.55%	0.61%	0.65%	0.68%	0.68%
Net investment income	1.45	%(d)	0.83%	0.16%	0.51%	0.47%	0.61%
Portfolio turnover rate(e)	23%		30%	140%	75%	21%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights–(continued)

Invesco Raymond James SB-1 Equity ETF (RYJ)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,				Eight Months Ended April 30, 2019		Years Ended August 31,
			2022	2021		2020			2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$56.37		$60.80	$34.18		$45.30	$49.24		$39.34	$35.99

Net investment income(a)	0.35		0.38	0.23		0.33	0.13		0.27	0.12
Net realized and unrealized gain (loss) on investments	(1.39)		(4.48)	26.53		(11.35)	(3.55)		9.63	3.82

Total from investment operations	(1.04)		(4.10)	26.76		(11.02)	(3.42)		9.90	3.94

Distributions to shareholders from:
Net investment income	-		(0.33)	(0.14)		(0.10)	(0.52)		-	(0.52)
Return of capital	-		-	-		-	-		-	(0.07)

Total distributions	-		(0.33)	(0.14)		(0.10)	(0.52)		-	(0.59)

Net asset value at end of period	$55.33		$56.37	$60.80		$34.18	$45.30		$49.24	$39.34

Market price at end of period	$55.33	(b)	$56.30 (b)	$60.81	(b)	$34.22 (b)	$45.30	(b)	$49.19 (b)	$39.32

Net Asset Value Total Return(c)	(1.84)%		(6.78)%	78.39%		(24.40)%	(6.60)%		25.16%	11.00%
Market Price Total Return(c)	(1.72)%		(6.90)%	78.21%		(24.31)%	(6.51)%		25.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$121,320		$121,354	$141,230		$101,604	$173,156		$200,560	$185,801
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75%	0.75	%(e)	0.75%	0.75	%(d)(e)	0.71%	0.75%
Net investment income	1.25	%(d)	0.62%	0.49%		0.78%	0.44	%(d)	0.60%	0.30%
Portfolio turnover rate(f)	48%		92%	110%		114%	65%		82%	90%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights–(continued)

Invesco S&P 500 BuyWrite ETF (PBP)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$22.09		$21.79	$17.45	$21.39	$21.29	$22.21

Net investment income(a)	0.14		0.21	0.23	0.33	0.32	0.28
Net realized and unrealized gain (loss) on investments	(1.99)		1.57	4.35	(3.05)	0.32	1.16

Total from investment operations	(1.85)		1.78	4.58	(2.72)	0.64	1.44

Distributions to shareholders from:
Net investment income	(0.13)		(0.24)	(0.24)	(0.36)	(0.31)	(1.09)
Net realized gains	-		(1.24)	-	(0.86)	(0.23)	(1.27)

Total distributions	(0.13)		(1.48)	(0.24)	(1.22)	(0.54)	(2.36)

Net asset value at end of period	$20.11		$22.09	$21.79	$17.45	$21.39	$21.29

Market price at end of period(b)	$20.10		$22.02	$21.76	$17.40	$21.39	$21.33

Net Asset Value Total Return(c)	(8.36)%		8.06%	26.40%	(13.62)%	3.16%	6.59%
Market Price Total Return(c)	(8.12)%		7.86%	26.59%	(13.85)%	2.97%	6.68%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$97,520		$138,047	$167,818	$192,813	$320,778	$302,296
Ratio to average net assets of:
Expenses	0.49	%(d)	0.49%	0.49%	0.49%	0.53%	0.75%
Net investment income	1.30	%(d)	0.92%	1.19%	1.56%	1.47%	1.25%
Portfolio turnover rate(e)	23%		33%	19%	19%	15%	16%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights–(continued)

Invesco S&P 500® Quality ETF (SPHQ)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$46.37		$45.73	$33.61	$33.29	$29.53	$27.62

Net investment income(a)	0.42		0.70	0.63	0.61	0.51	0.57
Net realized and unrealized gain (loss) on investments	(2.92)		0.60	12.11	0.35	3.75	1.89

Total from investment operations	(2.50)		1.30	12.74	0.96	4.26	2.46

Distributions to shareholders from:
Net investment income	(0.41)		(0.66)	(0.62)	(0.64)	(0.50)	(0.55)

Net asset value at end of period	$43.46		$46.37	$45.73	$33.61	$33.29	$29.53

Market price at end of period(b)	$43.48		$46.36	$45.75	$33.62	$33.30	$29.55

Net Asset Value Total Return(c)	(5.37)%		2.76%	38.23%	3.03%	14.63%	8.94%
Market Price Total Return(c)	(5.31)%		2.70%	38.26%	3.03%	14.59%	8.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,465,444		$3,657,788	$2,670,218	$1,756,210	$1,469,785	$1,327,157
Ratio to average net assets of:
Expenses, after Waivers	0.15	%(d)	0.15%	0.15%	0.15%	0.19%	0.29%
Expenses, prior to Waivers	0.19	%(d)	0.19%	0.19%	0.21%	0.26%	0.37%
Net investment income	1.91	%(d)	1.40%	1.59%	1.79%	1.67%	1.95%
Portfolio turnover rate(e)	49%		48%	57%	56%	73%	60%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights–(continued)

Invesco S&P Spin-Off ETF (CSD)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,				Eight Months Ended April 30, 2018		Year Ended August 31, 2017
			2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$56.87		$64.57	$34.38	$52.43	$52.61	$49.42		$42.42

Net investment income(a)	0.29		0.38	0.33	0.58	0.43	0.04		0.39
Net realized and unrealized gain (loss) on investments	(3.87)		(7.63)	30.41	(18.08)	(0.19)	3.46		7.31

Total from investment operations	(3.58)		(7.25)	30.74	(17.50)	0.24	3.50		7.70

Distributions to shareholders from:
Net investment income	-		(0.45)	(0.55)	(0.55)	(0.42)	(0.20)		(0.70)
Return of capital.	-		-	-	-	-	(0.11)		-

Total distributions	-		(0.45)	(0.55)	(0.55)	(0.42)	(0.31)		(0.70)

Net asset value at end of period	$53.29		$56.87	$64.57	$34.38	$52.43	$52.61		$49.42

Market price at end of period	$53.34	(b)	$56.92 (b)	$64.57 (b)	$34.41 (b)	$52.41 (b)	$52.55	(b)	$49.34

Net Asset Value Total Return(c)	(6.29)%		(11.24)%	89.69%	(33.72)%	0.71%	7.10%		18.39%
Market Price Total Return(c)	(6.29)%		(11.16)%	89.53%	(33.64)%	0.78%	7.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$54,890		$64,836	$75,548	$58,447	$146,814	$202,534		$195,208
Ratio to average net assets of:
Expenses, after Waivers	0.65	%(d)	0.65%	0.65%	0.62%	0.62%	0.64	%(d)	0.64%
Expenses, prior to Waivers	0.68	%(d)	0.65%	0.68%	0.62%	0.62%	0.65	%(d)	0.64%
Net investment income	1.10	%(d)	0.60%	0.68%	1.27%	0.84%	0.12	%(d)	0.86%
Portfolio turnover rate(e)	34%		68%	57%	55%	49%	24%		44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights–(continued)

Invesco Water Resources ETF (PHO)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$48.78		$52.18	$34.44	$34.67	$30.09	$26.71

Net investment income(a)	0.16		0.14	0.17	0.15	0.16	0.09
Net realized and unrealized gain (loss) on investments.	1.54		(3.41)	17.74	(0.18)	4.55	3.39

Total from investment operations	1.70		(3.27)	17.91	(0.03)	4.71	3.48

Distributions to shareholders from:
Net investment income	(0.08)		(0.13)	(0.17)	(0.20)	(0.13)	(0.10)

Net asset value at end of period	$50.40		$48.78	$52.18	$34.44	$34.67	$30.09

Market price at end of period(b)	$50.42		$48.78	$52.17	$34.49	$34.70	$30.09

Net Asset Value Total Return(c)	3.49%		(6.29)%	52.15%	(0.07)%	15.74%	13.07%
Market Price Total Return(c)	3.53%		(6.27)%	51.90%	(0.01)%	15.84%	13.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,681,294		$1,658,077	$1,604,412	$991,846	$941,269	$821,548
Ratio to average net assets of:
Expenses	0.59	%(d)	0.59%	0.60%	0.60%	0.60%	0.62%
Net investment income	0.63	%(d)	0.25%	0.39%	0.42%	0.51%	0.31%
Portfolio turnover rate(e)	13%		29%	22%	26%	31%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights–(continued)

Invesco WilderHill Clean Energy ETF (PBW)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,
			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$50.99		$87.86	$31.91	$28.30	$24.64	$20.85

Net investment income(a)	1.04		0.93	0.61	0.49	0.39	0.31
Net realized and unrealized gain (loss) on investments	(5.07)		(36.46)	55.82	3.73	3.66	3.78

Total from investment operations	(4.03)		(35.53)	56.43	4.22	4.05	4.09

Distributions to shareholders from:
Net investment income	(0.72)		(1.34)	(0.48)	(0.61)	(0.39)	(0.30)

Net asset value at end of period	$46.24		$50.99	$87.86	$31.91	$28.30	$24.64

Market price at end of period(b)	$46.17		$50.92	$87.72	$31.93	$28.31	$24.66

Net Asset Value Total Return(c)	(8.07)%		(40.88)%	176.87%	15.13%	16.76%	19.78%
Market Price Total Return(c)	(8.09)%		(40.86)%	176.26%	15.16%	16.70%	19.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$942,668		$1,070,268	$2,196,396	$247,876	$144,857	$116,263
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(d)	0.62%	0.61%	0.70%	0.70%	0.70%
Expenses, prior to Waivers	0.63	%(d)	0.62%	0.61%	0.70%	0.71%	0.77%
Net investment income	3.99	%(d)	1.23%	0.71%	1.57%	1.56%	1.30%
Portfolio turnover rate(e)	27%		60%	81%	40%	40%	43%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Aerospace & Defense ETF (PPA)	“Aerospace & Defense ETF”

Invesco DWA Momentum ETF (PDP)	“DWA Momentum ETF”

Invesco Global Listed Private Equity ETF (PSP)	“Global Listed Private Equity ETF”

Invesco Golden Dragon China ETF (PGJ)	“Golden Dragon China ETF”

Invesco MSCI Sustainable Future ETF (ERTH)	“MSCI Sustainable Future ETF”

Invesco Raymond James SB-1 Equity ETF (RYJ)	“Raymond James SB-1 Equity ETF”

Invesco S&P 500 BuyWrite ETF (PBP)	“S&P 500 BuyWrite ETF”

Invesco S&P 500® Quality ETF (SPHQ)	“S&P 500® Quality ETF”

Invesco S&P Spin-Off ETF (CSD)	“S&P Spin-Off ETF”

Invesco Water Resources ETF (PHO)	“Water Resources ETF”

Invesco WilderHill Clean Energy ETF (PBW)	“WilderHill Clean Energy ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of DWA Momentum ETF, Golden Dragon China ETF and Water Resources ETF, which are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Aerospace & Defense ETF	SPADE® Defense Index

DWA Momentum ETF	Dorsey Wright® Technical Leaders Index

Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index

Golden Dragon China ETF	NASDAQ Golden Dragon China Index

MSCI Sustainable Future ETF	MSCI Global Environment Select Index

Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity index

S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM

S&P 500® Quality ETF	S&P 500® Quality Index

S&P Spin-Off ETF	S&P U.S. Spin-Off Index

Water Resources ETF	NASDAQ OMX US Water IndexSM

WilderHill Clean Energy ETF	WilderHill Clean Energy Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

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A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in

59

interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except Raymond James SB-1 Equity ETF and S&P Spin-Off ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Raymond James SB-1 Equity ETF and S&P Spin-Off ETF declare and pay dividends from net investment income, if any, to shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax

60

benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, partnerships and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for S&P 500 BuyWrite ETF and Raymond James SB-1 Equity ETF) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

S&P 500 BuyWrite ETF and Raymond James SB-1 Equity ETF have agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to

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replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, each Fund (except for S&P 500 BuyWrite ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

Aerospace & Defense ETF	$10,444

DWA Momentum ETF	22,745

Global Listed Private Equity ETF	8,455

Golden Dragon China ETF	34,583

MSCI Sustainable Future ETF	5,488

Raymond James SB-1 Equity ETF	3,351

S&P 500® Quality ETF	8,791

S&P Spin-Off ETF	262

Water Resources ETF	707

WilderHill Clean Energy ETF	1,125,576

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.

Call Options Purchased and Written - Certain Funds may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of

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Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statements of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L.

Swap Agreements - Certain Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the futures commission merchant (“FCM”)) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statements of Operations. Cash held as collateral is recorded as deposits with brokers on the Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.

M.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price

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of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company

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or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. A Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary

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due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because Aerospace & Defense ETF, Golden Dragon China ETF, S&P Spin-Off ETF and Water Resources ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Thematic Investing Risk. Certain Funds rely on the index provider for its Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. The Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that the index provider evaluates environmental, social and governance (“ESG”) factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact the Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Underlying Index. There is no guarantee that the Underlying Index will reflect complete exposure to any particular environmental theme.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.15% of the Fund’s average daily net assets.

Pursuant to another Investment Advisory Agreement, Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF accrue daily and pay monthly to the Adviser an annual unitary management fee of 0.75% and 0.49%, respectively, of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i)

66

changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for Raymond James SB-1 Equity ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2024. The Expense Cap (including sub-licensing fees) for S&P 500® Quality ETF is 0.15% of the Fund’s average daily net assets per year through at least August 31, 2024. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2024. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense ETF, DWA Momentum ETF, Global Listed Private Equity ETF, Golden Dragon China ETF, MSCI Sustainable Future ETF, Water Resources ETF and WilderHill Clean Energy ETF.

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2022, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Aerospace & Defense ETF	$361

DWA Momentum ETF	329

Global Listed Private Equity ETF	767

Golden Dragon China ETF	139

MSCI Sustainable Future ETF	921

Raymond James SB-1 Equity ETF	14

S&P 500 BuyWrite ETF	17

S&P 500® Quality ETF	688,747

S&P Spin-Off ETF	9,190

Water Resources ETF	474

WilderHill Clean Energy ETF	387

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at October 31, 2022 are as follows:

	Total
	Potential
	Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/23	4/30/24	4/30/25	10/31/25

S&P 500® Quality ETF	$3,489,122	$616,081	$994,660	$1,190,350	$688,031

S&P Spin-Off ETF	30,145	-	12,903	8,096	9,146

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

67

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Aerospace & Defense ETF	SPADE Indexes

DWA Momentum ETF	Dorsey Wright & Associates, LLC

Global Listed Private Equity ETF	Red Rocks Capital, LLC

Golden Dragon China ETF	Nasdaq, Inc.

MSCI Sustainable Future ETF	MSCI, Inc.

Raymond James SB-1 Equity ETF	Raymond James Research Services, LLC

S&P 500 BuyWrite ETF	S&P Dow Jones Indices LLC

S&P 500® Quality ETF	S&P Dow Jones Indices LLC

S&P Spin-Off ETF	S&P Dow Jones Indices LLC

Water Resources ETF	Nasdaq, Inc.

WilderHill Clean Energy ETF	WilderHill

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Aerospace & Defense ETF	$20,780

DWA Momentum ETF	104,901

Global Listed Private Equity ETF	2,152

Golden Dragon China ETF	7,862

MSCI Sustainable Future ETF	15,330

Raymond James SB-1 Equity ETF	20,133

S&P 500 BuyWrite ETF	53

S&P 500® Quality ETF	202,031

S&P Spin-Off ETF	5,843

Water Resources ETF	3,066

WilderHill Clean Energy ETF	79,898

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended October 31, 2022, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains*

DWA Momentum ETF	$3,630,010	$-	$-

S&P 500 BuyWrite ETF	26,340	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active

68

market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022, for each Fund (except for S&P 500 BuyWrite ETF). As of October 31, 2022, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Aerospace & Defense ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,592,642,172	$-	$-	$1,592,642,172

Money Market Funds	177,740	198,053,351	-	198,231,091

Total Investments	$1,592,819,912	$198,053,351	$-	$1,790,873,263

DWA Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,114,033,162	$-	$-	$1,114,033,162

Money Market Funds	141,171	116,876,075	-	117,017,246

Total Investments	$1,114,174,333	$116,876,075	$-	$1,231,050,408

Global Listed Private Equity ETF

Investments in Securities

Common Stocks & Other Equity Interests	$137,746,903	$-	$-	$137,746,903

Closed-End Funds	27,073,441	-	-	27,073,441

Money Market Funds	1,191,066	46,705,517	-	47,896,583

Total Investments in Securities	166,011,410	46,705,517	-	212,716,927

Other Investments - Assets*

Swap Agreements	-	96,351	-	96,351

Total Investments	$166,011,410	$46,801,868	$-	$212,813,278

Golden Dragon China ETF

Investments in Securities

Common Stocks & Other Equity Interests	$166,902,247	$-	$194,349	$167,096,596

Money Market Funds	185,292	52,894,378	-	53,079,670

Total Investments	$167,087,539	$52,894,378	$194,349	$220,176,266

MSCI Sustainable Future ETF

Investments in Securities

Common Stocks & Other Equity Interests	$300,256,112	$-	$-	$300,256,112

Exchange-Traded Funds	6,531,252	-	-	6,531,252

Money Market Funds	-	62,427,188	-	62,427,188

Total Investments	$306,787,364	$62,427,188	$-	$369,214,552

Raymond James SB-1 Equity ETF

Investments in Securities

Common Stocks & Other Equity Interests	$121,317,758	$-	$-	$121,317,758

Money Market Funds	16,291	27,255,725	-	27,272,016

Total Investments	$121,334,049	$27,255,725	$-	$148,589,774

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	Level 1	Level 2	Level 3	Total

S&P 500® Quality ETF

Investments in Securities

Common Stocks & Other Equity Interests	$3,463,289,461	$-	$-	$3,463,289,461

Money Market Funds	-	117,444,360	-	117,444,360

Total Investments	$3,463,289,461	$117,444,360	$-	$3,580,733,821

S&P Spin-Off ETF

Investments in Securities

Common Stocks & Other Equity Interests	$54,859,434	$-	$-	$54,859,434

Money Market Funds	113,364	9,288,902	-	9,402,266

Total Investments	$54,972,798	$9,288,902	$-	$64,261,700

Water Resources ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,681,011,266	$-	$-	$1,681,011,266

Money Market Funds	1,902,676	56,075,887	-	57,978,563

Total Investments	$1,682,913,942	$56,075,887	$-	$1,738,989,829

WilderHill Clean Energy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$939,064,094	$-	$-	$939,064,094

Money Market Funds	14,254	257,589,688	-	257,603,942

Total Investments	$939,078,348	$257,589,688	$-	$1,196,668,036

*	Unrealized appreciation (depreciation).

NOTE 6–Derivative Investments

The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2022:

	Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF

Derivative Assets	Equity Risk	Equity Risk

Unrealized appreciation on swap agreements - OTC	$96,351	$-

Total Derivative Assets subject to master netting agreements	$96,351	$-

	Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF

Derivative Liabilities	Equity Risk	Equity Risk

Options written, at value - Exchange-Traded	$-	$(5,920,725)

Derivatives not subject to master netting agreements	-	5,920,725

Total Derivative Liabilities subject to master netting agreements	$-	$-

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Offsetting Assets and Liabilities

The table below reflects the Funds’ exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2022:

Global Listed Private Equity ETF

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Citibank, N.A.	$96,351	$-	$96,351	$-	$-	$96,351

Effect of Derivative Investments for the Six-Month Period Ended October 31, 2022

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF
	Equity Risk

Realized Gain (Loss):

Options written	$-	$(26,060)

Swap agreements	(236,094)	-

Change in Net Unrealized Appreciation (Depreciation):

Options written	-	(4,944,815)

Swap agreements	193,679	-

Total	$(42,415)	$(4,970,875)

The table below summarizes the average notional value of derivatives held during the period.

	Average Notional Value
	Global Listed Private Equity ETF	S&P 500 BuyWrite ETF

Options written	$-	$120,910,571

Swap agreements	1,911,701	-

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Aerospace & Defense ETF	$19,822,014	$23,869,011	$43,691,025

DWA Momentum ETF	684,672,196	-	684,672,196

Global Listed Private Equity ETF	27,836,489	64,909,993	92,746,482

Golden Dragon China ETF	50,072,764	190,903,927	240,976,691

MSCI Sustainable Future ETF	2,748,131	-	2,748,131

Raymond James SB-1 Equity ETF	35,681,310	25,841,477	61,522,787

S&P 500 BuyWrite ETF	-	-	-

S&P 500® Quality ETF	102,200,757	78,182,646	180,383,403

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	No expiration
	Short-Term	Long-Term	Total*

S&P Spin-Off ETF	$60,379,440	$92,090,390	$152,469,830

Water Resources ETF	157,156,657	112,369,044	269,525,701

WilderHill Clean Energy ETF	306,687,515	362,212,982	668,900,497

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

For the six months ended October 31, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Aerospace & Defense ETF	$179,769,767	$180,641,893

DWA Momentum ETF	884,726,141	880,846,583

Global Listed Private Equity ETF	34,198,887	31,425,808

Golden Dragon China ETF	28,535,559	28,695,513

MSCI Sustainable Future ETF	80,858,172	88,371,188

Raymond James SB-1 Equity ETF	57,833,613	57,090,391

S&P 500 BuyWrite ETF	30,192,112	28,499,663

S&P 500® Quality ETF	1,709,934,732	1,700,708,185

S&P Spin-Off ETF	19,605,767	19,291,287

Water Resources ETF	222,101,721	218,732,702

WilderHill Clean Energy ETF	302,437,617	297,108,506

For the six months ended October 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Aerospace & Defense ETF	$321,284,356	$251,234,066

DWA Momentum ETF	30,169,173	138,254,839

Global Listed Private Equity ETF	15,583,634	8,741,482

Golden Dragon China ETF	41,664,001	36,536,046

MSCI Sustainable Future ETF	9,825,180	35,806,012

Raymond James SB-1 Equity ETF	10,095,407	7,571,737

S&P 500 BuyWrite ETF	-	29,422,471

S&P 500® Quality ETF	839,078,229	793,288,265

S&P Spin-Off ETF	5,551,516	11,803,956

Water Resources ETF	57,608,557	84,228,504

WilderHill Clean Energy ETF	848,755,435	859,126,341

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of October 31, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Aerospace & Defense ETF	$156,787,691	$(94,510,676)	$62,277,015	$1,728,596,248

DWA Momentum ETF	111,584,772	(29,367,215)	82,217,557	1,148,832,851

Global Listed Private Equity ETF	3,304,865	(63,192,441)	(59,887,576)	272,700,854

Golden Dragon China ETF	3,807,785	(203,264,327)	(199,456,542)	419,632,808

MSCI Sustainable Future ETF	30,410,599	(110,518,259)	(80,107,660)	449,322,212

Raymond James SB-1 Equity ETF	20,764,856	(17,474,459)	3,290,397	145,299,377

S&P 500 BuyWrite ETF	19,897,074	(40,761,402)	(20,864,328)	118,308,071

S&P 500® Quality ETF	300,786,710	(215,260,374)	85,526,336	3,495,207,485

S&P Spin-Off ETF	10,036,518	(9,306,041)	730,477	63,531,223

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	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Water Resources ETF	$255,921,592	$(60,560,021)	$195,361,571	$1,543,628,258

WilderHill Clean Energy ETF	31,770,957	(815,685,049)	(783,914,092)	1,980,582,128

NOTE 9–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Raymond James SB-1 Equity ETF and S&P 500 BuyWrite ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 10–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust (excluding Invesco S&P 500 BuyWrite ETF and Invesco Raymond James SB-1 Equity ETF), you incur advisory fees and other Fund expenses. As a shareholder of Invesco S&P 500 BuyWrite ETF or Invesco Raymond James SB-1 Equity ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

In addition to the fees and expenses which the Invesco Global Listed Private Equity ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Aerospace & Defense ETF (PPA)

Actual	$1,000.00	$1,051.50	0.58%	$3.00

Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96

74

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco DWA Momentum ETF (PDP)

Actual	$1,000.00	$1,003.30	0.62%	$3.13

Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

Invesco Global Listed Private Equity ETF (PSP)

Actual	1,000.00	827.70	0.65	2.99

Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31

Invesco Golden Dragon China ETF (PGJ)

Actual	1,000.00	694.60	0.66	2.82

Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.66	3.36

Invesco MSCI Sustainable Future ETF (ERTH)

Actual	1,000.00	875.50	0.58	2.74

Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.58	2.96

Invesco Raymond James SB-1 Equity ETF (RYJ)

Actual	1,000.00	981.60	0.75	3.75

Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.75	3.82

Invesco S&P 500 BuyWrite ETF (PBP)

Actual	1,000.00	916.40	0.49	2.37

Hypothetical (5% return before expenses)	1,000.00	1,022.74	0.49	2.50

Invesco S&P 500® Quality ETF (SPHQ)

Actual	1,000.00	946.30	0.15	0.74

Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.15	0.77

Invesco S&P Spin-Off ETF (CSD)

Actual	1,000.00	937.10	0.65	3.17

Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.65	3.31

Invesco Water Resources ETF (PHO)

Actual	1,000.00	1,034.90	0.59	3.03

Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.59	3.01

Invesco WilderHill Clean Energy ETF (PBW)

Actual	1,000.00	919.30	0.63	3.05

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

75

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-4	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2022
PWB	Invesco Dynamic Large Cap Growth ETF
PWV	Invesco Dynamic Large Cap Value ETF
EQWL	Invesco S&P 100 Equal Weight ETF

SPGP	Invesco S&P 500 GARP ETF

SPVM	Invesco S&P 500 Value with Momentum ETF

XMMO	Invesco S&P MidCap Momentum ETF

XMHQ	Invesco S&P MidCap Quality ETF

XMVM	Invesco S&P MidCap Value with Momentum ETF

XSMO	Invesco S&P SmallCap Momentum ETF

XSVM	Invesco S&P SmallCap Value with Momentum ETF

CZA	Invesco Zacks Mid-Cap ETF

CVY	Invesco Zacks Multi-Asset Income ETF

2

Invesco Dynamic Large Cap Growth ETF (PWB)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-3.01%
Alphabet, Inc., Class A(b)	176,101	$16,643,306

Consumer Discretionary-10.31%
Airbnb, Inc., Class A(b)(c)	76,992	8,231,215
Booking Holdings, Inc.(b)	4,307	8,051,850
Dollar Tree, Inc.(b)(c)	51,721	8,197,779
Hilton Worldwide Holdings, Inc.	64,971	8,787,978
Marriott International, Inc., Class A(c)	54,175	8,673,959
O’Reilly Automotive, Inc.(b)	11,941	9,996,647
Tesla, Inc.(b)	22,547	5,130,344

		57,069,772

Consumer Staples-6.32%
Brown-Forman Corp., Class B	112,239	7,632,252
Costco Wholesale Corp.	36,994	18,552,491
Hershey Co. (The)	36,955	8,823,745

		35,008,488

Energy-5.35%
Cheniere Energy, Inc.	50,245	8,863,720
Devon Energy Corp.(c)	121,234	9,377,450
Schlumberger Ltd.	218,322	11,359,294

		29,600,464

Financials-4.63%
American Express Co.	54,613	8,107,300
Arthur J. Gallagher & Co.	46,121	8,628,317
Progressive Corp. (The)	69,074	8,869,101

		25,604,718

Health Care-14.61%
Eli Lilly and Co.	63,629	23,039,425
Humana, Inc.	17,435	9,730,125
Thermo Fisher Scientific, Inc.	34,993	17,985,352
UnitedHealth Group, Inc.	37,413	20,769,827
Vertex Pharmaceuticals, Inc.(b)(c)	30,032	9,369,984

		80,894,713

Industrials-7.24%
Cintas Corp.	20,086	8,587,769
Old Dominion Freight Line, Inc.(c)	29,428	8,080,929
Republic Services, Inc.	58,953	7,818,347
TransDigm Group, Inc.	13,451	7,744,548
Waste Management, Inc.(c)	49,553	7,847,708

		40,079,301

Information Technology-43.67%
Adobe, Inc.(b)	48,865	15,563,502
Advanced Micro Devices, Inc.(b)	92,921	5,580,835
Amphenol Corp., Class A	110,890	8,408,789
Analog Devices, Inc.	52,272	7,455,033
Apple, Inc.	119,911	18,387,153
Arista Networks, Inc.(b)	67,693	8,181,376

	Shares	Value
Information Technology-(continued)
Automatic Data Processing, Inc.	33,608	$8,123,053
Broadcom, Inc.	37,850	17,794,042
Cadence Design Systems, Inc.(b)(c)	46,899	7,100,040
Datadog, Inc., Class A(b)	83,434	6,717,271
Enphase Energy, Inc.(b)	30,115	9,245,305
Fortinet, Inc.(b)	169,861	9,709,255
Mastercard, Inc., Class A	58,832	19,307,486
Microsoft Corp.	72,524	16,834,996
NVIDIA Corp.	116,700	15,750,999
NXP Semiconductors N.V. (China)	49,403	7,216,790
Paychex, Inc.	63,649	7,530,313
QUALCOMM, Inc.	61,065	7,184,908
salesforce.com, inc.(b)(c)	113,920	18,522,253
Synopsys, Inc.(b)	23,927	6,999,844
Visa, Inc., Class A(c)	96,955	20,085,198

		241,698,441

Materials-1.64%
Corteva, Inc.	139,112	9,089,578

Utilities-3.19%
NextEra Energy, Inc.	227,895	17,661,862

Total Common Stocks & Other Equity Interests (Cost $560,627,318)		553,350,643

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $444,235)	444,235	444,235

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $561,071,553)		553,794,878

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.60%
Invesco Private Government Fund, 3.18%(d)(e)(f)	21,077,241	21,077,241
Invesco Private Prime Fund, 3.28%(d)(e)(f)	54,186,056	54,186,056

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,259,737)		75,263,297

TOTAL INVESTMENTS IN SECURITIES-113.65% (Cost $636,331,290)		629,058,175
OTHER ASSETS LESS LIABILITIES-(13.65)%		(75,564,737)

NET ASSETS-100.00%.		$553,493,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Large Cap Growth ETF (PWB)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$14,052	$5,673,658	$(5,243,475)	$-	$-	$444,235	$2,194

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	6,011,107	104,105,899	(89,039,765)	-	-	21,077,241	51,452	*

Invesco Private Prime Fund	14,017,490	222,178,439	(182,009,557)	2,725	(3,041)	54,186,056	141,025	*

Total	$20,042,649	$331,957,996	$(276,292,797)	$2,725	$(3,041)	$75,707,532	$194,671

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Information Technology	43.67

Health Care	14.61

Consumer Discretionary	10.31

Industrials	7.24

Consumer Staples	6.32

Energy	5.35

Financials	4.63

Utilities	3.19

Communication Services	3.01

Materials	1.64

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Large Cap Value ETF (PWV)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.94%
Meta Platforms, Inc., Class A(b)	165,885	$15,453,847

Consumer Staples-14.11%
Altria Group, Inc.	250,962	11,612,012
Archer-Daniels-Midland Co.	129,767	12,584,804
General Mills, Inc.	146,732	11,970,396
Kraft Heinz Co. (The)	295,104	11,352,651
Philip Morris International, Inc.	273,206	25,093,971
Sysco Corp.	133,988	11,598,001
Walmart, Inc.	199,440	28,386,295

		112,598,130

Energy-14.03%
Chevron Corp.	164,964	29,841,988
Energy Transfer L.P.	938,120	11,979,792
Kinder Morgan, Inc.	604,891	10,960,625
Marathon Petroleum Corp.	110,409	12,544,670
Occidental Petroleum Corp.	154,850	11,242,110
Phillips 66	125,003	13,036,563
Pioneer Natural Resources Co.	45,380	11,635,886
Williams Cos., Inc. (The)	325,349	10,648,673

		111,890,307

Financials-27.71%
Aflac, Inc.	185,524	12,079,468
American International Group, Inc.	210,542	12,000,894
Bank of America Corp.	776,457	27,983,510
Berkshire Hathaway, Inc., Class B(b)	92,240	27,219,102
Chubb Ltd.	58,083	12,481,456
Citigroup, Inc.	224,263	10,284,701
JPMorgan Chase & Co.	231,268	29,112,016
MetLife, Inc.	173,994	12,738,101
Morgan Stanley	302,601	24,864,724
Prudential Financial, Inc.	115,034	12,100,426
Travelers Cos., Inc. (The)	67,893	12,523,543
Wells Fargo & Co.	602,106	27,690,855

		221,078,796

Health Care-20.18%
AbbVie, Inc.	192,223	28,141,447
Amgen, Inc.(c)	46,736	12,635,078
Bristol-Myers Squibb Co.	367,257	28,451,400
Cigna Corp.	40,051	12,938,876
CVS Health Corp.	112,990	10,700,153
Johnson & Johnson	160,860	27,984,814
Pfizer, Inc.	556,541	25,906,983
Regeneron Pharmaceuticals, Inc.(b)	19,021	14,241,974

		161,000,725

Industrials-7.50%
General Dynamics Corp.	48,826	12,196,735
Lockheed Martin Corp.(c)	26,379	12,838,132

	Shares	Value
Industrials-(continued)
Northrop Grumman Corp.	23,666	$12,992,870
United Parcel Service, Inc., Class B	130,208	21,844,996

		59,872,733

Information Technology-5.67%
Cisco Systems, Inc.	563,639	25,606,121
Global Payments, Inc.	88,759	10,141,603
HP, Inc.	342,106	9,448,967

		45,196,691

Materials-2.57%
Dow, Inc.	205,431	9,601,845
Nucor Corp.	83,123	10,920,700

		20,522,545

Utilities-6.21%
American Electric Power Co., Inc.	111,263	9,782,243
Consolidated Edison, Inc.	115,696	10,176,620
Sempra Energy	67,888	10,247,015
Southern Co. (The)	145,019	9,495,844
WEC Energy Group, Inc.	107,850	9,849,940

		49,551,662

Total Common Stocks & Other Equity Interests (Cost $773,565,688)		797,165,436

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $273,808)	273,808	273,808

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $773,839,496)		797,439,244

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.23%
Invesco Private Government Fund, 3.18%(d)(e)(f)	7,215,675	7,215,675
Invesco Private Prime Fund, 3.28%(d)(e)(f)	18,549,995	18,549,995

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,764,733)		25,765,670

TOTAL INVESTMENTS IN SECURITIES-103.18% (Cost $799,604,229)		823,204,914
OTHER ASSETS LESS LIABILITIES-(3.18)%		(25,397,125)

NET ASSETS-100.00%.		$797,807,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Large Cap Value ETF (PWV)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$91,482	$13,368,017	$(13,185,691)	$-	$-	$273,808	$4,801

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,785,178	43,163,893	(39,733,396)	-	-	7,215,675	51,821	*

Invesco Private Prime Fund	8,832,210	107,001,907	(97,286,777)	(443)	3,098	18,549,995	139,454	*

Total	$12,708,870	$163,533,817	$(150,205,864)	$(443)	$3,098	$26,039,478	$196,076

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Financials	27.71

Health Care	20.18

Consumer Staples	14.11

Energy	14.03

Industrials	7.50

Utilities	6.21

Information Technology	5.67

Sector Types Each Less Than 3%	4.51

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 100 Equal Weight ETF (EQWL)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-8.63%
Alphabet, Inc., Class A(b)	6,657	$629,153
Alphabet, Inc., Class C(b)	5,951	563,322
AT&T, Inc.	82,458	1,503,209
Charter Communications, Inc., Class A(b)	3,457	1,270,862
Comcast Corp., Class A	39,649	1,258,459
Meta Platforms, Inc., Class A(b)	8,290	772,296
Netflix, Inc.(b)	6,009	1,753,907
T-Mobile US, Inc.(b)	9,639	1,460,887
Verizon Communications, Inc.	33,253	1,242,665
Walt Disney Co. (The)(b)	12,198	1,299,575

		11,754,335

Consumer Discretionary-10.35%
Amazon.com, Inc.(b)	10,543	1,080,025
Booking Holdings, Inc.(b)	709	1,325,461
Ford Motor Co.	91,099	1,217,994
General Motors Co.	34,021	1,335,324
Home Depot, Inc. (The)	4,682	1,386,481
Lowe’s Cos., Inc.	6,831	1,331,704
McDonald’s Corp.	5,409	1,474,818
NIKE, Inc., Class B	12,658	1,173,143
Starbucks Corp.	15,831	1,370,806
Target Corp.	8,087	1,328,290
Tesla, Inc.(b)	4,687	1,066,480

		14,090,526

Consumer Staples-11.26%
Altria Group, Inc.	30,811	1,425,625
Coca-Cola Co. (The)	22,541	1,349,079
Colgate-Palmolive Co.	17,993	1,328,603
Costco Wholesale Corp.	2,616	1,311,924
Kraft Heinz Co. (The)	38,509	1,481,441
Mondelez International, Inc., Class A	22,904	1,408,138
PepsiCo, Inc.	8,109	1,472,432
Philip Morris International, Inc.	14,471	1,329,161
Procter & Gamble Co. (The)	10,032	1,351,010
Walgreens Boots Alliance, Inc.	38,751	1,414,412
Walmart, Inc.	10,257	1,459,879

		15,331,704

Energy-3.51%
Chevron Corp.	8,773	1,587,035
ConocoPhillips	12,543	1,581,547
Exxon Mobil Corp.	14,554	1,612,729

		4,781,311

Financials-15.31%
American Express Co.	8,866	1,316,158
American International Group, Inc.	25,518	1,454,526
Bank of America Corp.	40,194	1,448,592
Bank of New York Mellon Corp. (The)	31,823	1,340,067
Berkshire Hathaway, Inc., Class B(b)	4,911	1,449,187
BlackRock, Inc.	2,017	1,302,800
Capital One Financial Corp.	12,967	1,374,761
Charles Schwab Corp. (The)	18,842	1,501,142
Citigroup, Inc.	27,725	1,271,469
Goldman Sachs Group, Inc. (The)	4,126	1,421,448
JPMorgan Chase & Co.	11,788	1,483,873

	Shares	Value
Financials-(continued)
MetLife, Inc.	20,757	$1,519,620
Morgan Stanley	15,704	1,290,398
U.S. Bancorp	29,520	1,253,124
Wells Fargo & Co.	30,972	1,424,402

		20,851,567

Health Care-14.84%
Abbott Laboratories	12,950	1,281,273
AbbVie, Inc.	9,933	1,454,191
Amgen, Inc.	5,664	1,531,263
Bristol-Myers Squibb Co.	20,010	1,550,175
CVS Health Corp.	13,749	1,302,030
Danaher Corp.	4,837	1,217,328
Eli Lilly and Co.	4,422	1,601,162
Gilead Sciences, Inc.	21,505	1,687,282
Johnson & Johnson.	8,477	1,474,744
Medtronic PLC	15,648	1,366,696
Merck & Co., Inc.	16,076	1,626,891
Pfizer, Inc.	29,354	1,366,429
Thermo Fisher Scientific, Inc.	2,465	1,266,936
UnitedHealth Group, Inc.	2,679	1,487,247

		20,213,647

Industrials-12.35%
3M Co.	11,412	1,435,515
Boeing Co. (The)(b)	8,917	1,270,762
Caterpillar, Inc.	7,410	1,603,969
Emerson Electric Co.	16,575	1,435,395
FedEx Corp.	6,718	1,076,761
General Dynamics Corp.	6,066	1,515,287
General Electric Co.	18,966	1,475,744
Honeywell International, Inc.	7,318	1,493,018
Lockheed Martin Corp.(c)	3,332	1,621,618
Raytheon Technologies Corp.	15,950	1,512,379
Union Pacific Corp.	6,049	1,192,500
United Parcel Service, Inc., Class B	7,069	1,185,966

		16,818,914

Information Technology-16.35%
Accenture PLC, Class A	4,833	1,372,089
Adobe, Inc.(b)	3,557	1,132,905
Advanced Micro Devices, Inc.(b)	16,411	985,645
Apple, Inc.	8,924	1,368,406
Broadcom, Inc.	2,689	1,264,153
Cisco Systems, Inc.	30,689	1,394,201
Intel Corp.	44,651	1,269,428
International Business Machines Corp.	10,873	1,503,627
Mastercard, Inc., Class A	4,179	1,371,464
Microsoft Corp.	5,305	1,231,450
NVIDIA Corp.	9,765	1,317,982
Oracle Corp.	18,502	1,444,451
PayPal Holdings, Inc.(b)	14,599	1,220,184
QUALCOMM, Inc.	10,632	1,250,961
salesforce.com, inc.(b)	8,641	1,404,940
Texas Instruments, Inc.	8,221	1,320,539
Visa, Inc., Class A(c)	6,845	1,418,010

		22,270,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 100 Equal Weight ETF (EQWL)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Materials-2.02%
Dow, Inc.	27,807	$1,299,699
Linde PLC (United Kingdom)	4,890	1,454,042

		2,753,741

Real Estate-1.90%
American Tower Corp.	5,371	1,112,818
Simon Property Group, Inc.	13,533	1,474,826

		2,587,644

Utilities-3.48%
Duke Energy Corp.	12,786	1,191,399
Exelon Corp.	30,644	1,182,552
NextEra Energy, Inc.	15,624	1,210,860
Southern Co. (The)	17,664	1,156,639

		4,741,450

Total Common Stocks & Other Equity Interests (Cost $136,964,537)		136,195,274

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $76,252)	76,252	76,252

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $137,040,789)		136,271,526

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.25%
Invesco Private Government Fund, 3.18%(d)(e)(f)	477,340	$477,340
Invesco Private Prime Fund, 3.28%(d)(e)(f)	1,227,146	1,227,146

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,704,370)		1,704,486

TOTAL INVESTMENTS IN SECURITIES-101.31% (Cost $138,745,159)		137,976,012
OTHER ASSETS LESS LIABILITIES-(1.31)%		(1,782,038)

NET ASSETS-100.00%.		$136,193,974

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$11,989	$1,693,255	$(1,628,992)	$-	$-	$76,252	$587

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	910,271	7,481,304	(7,914,235)	-	-	477,340	6,537	*

Invesco Private Prime Fund	2,122,133	15,228,363	(16,123,089)	(30)	(231)	1,227,146	16,753	*

Total	$3,044,393	$24,402,922	$(25,666,316)	$(30)	$(231)	$1,780,738	$23,877

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 100 Equal Weight ETF (EQWL)–(continued)

October 31, 2022

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Information Technology	16.35

Financials	15.31

Health Care	14.84

Industrials	12.35

Consumer Staples	11.26

Consumer Discretionary	10.35

Communication Services	8.63

Energy	3.51

Utilities	3.48

Sector Types Each Less Than 3%	3.92

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500 GARP ETF (SPGP)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.37%
Alphabet, Inc., Class C(b)	228,109	$21,592,798
Meta Platforms, Inc., Class A(b)	139,247	12,972,251

		34,565,049

Consumer Discretionary-13.32%
Best Buy Co., Inc.	204,916	14,018,304
D.R. Horton, Inc.	344,422	26,479,163
eBay, Inc.	631,783	25,170,235
Garmin Ltd.	165,279	14,551,163
Lennar Corp., Class A	209,715	16,924,000
Pool Corp.	60,524	18,413,217
PulteGroup, Inc.	425,132	17,001,029
Target Corp.	127,750	20,982,937
Tractor Supply Co.	112,157	24,648,744
Ulta Beauty, Inc.(b)	38,551	16,167,133

		194,355,925

Consumer Staples-2.60%
Campbell Soup Co.	361,345	19,118,764
Monster Beverage Corp.(b)	201,091	18,846,249

		37,965,013

Energy-3.56%
Coterra Energy, Inc.(c)	520,576	16,205,531
Diamondback Energy, Inc.(c)	137,175	21,551,564
Pioneer Natural Resources Co.	55,686	14,278,447

		52,035,542

Financials-27.37%
Allstate Corp. (The)	122,403	15,453,379
Assurant, Inc.	104,938	14,256,877
Berkshire Hathaway, Inc., Class B(b)	65,779	19,410,725
BlackRock, Inc.	24,837	16,042,467
Capital One Financial Corp.	163,724	17,358,018
Chubb Ltd.	75,911	16,312,515
Cincinnati Financial Corp.	240,669	24,865,921
Citigroup, Inc.	311,421	14,281,767
Discover Financial Services	213,683	22,321,326
Everest Re Group Ltd.	99,668	32,158,877
Franklin Resources, Inc.(c)	749,854	17,584,076
Goldman Sachs Group, Inc. (The)	76,656	26,408,759
Intercontinental Exchange, Inc.	180,029	17,205,371
Loews Corp.	256,842	14,645,131
Moody’s Corp.	60,348	15,984,375
Raymond James Financial, Inc.	176,415	20,841,668
Regions Financial Corp.	774,653	17,003,633
Signature Bank	83,652	13,261,352
SVB Financial Group(b)(c)	55,822	12,892,649
Synchrony Financial	581,294	20,670,815
T. Rowe Price Group, Inc.(c)	151,503	16,083,558
Zions Bancorporation N.A	276,447	14,358,657

		399,401,916

Health Care-19.40%
Cigna Corp.	101,958	32,938,552
Cooper Cos., Inc. (The)	55,516	15,177,519
Elevance Health, Inc.	39,603	21,653,732
Humana, Inc.	43,853	24,473,482
IDEXX Laboratories, Inc.(b)	49,543	17,819,626

	Shares	Value
Health Care-(continued)
Incyte Corp.(b)	343,688	$25,549,766
Laboratory Corp. of America Holdings	83,610	18,549,715
Pfizer, Inc.	519,639	24,189,195
Quest Diagnostics, Inc.	156,395	22,466,142
Regeneron Pharmaceuticals, Inc.(b)	48,760	36,509,050
Vertex Pharmaceuticals, Inc.(b)	93,668	29,224,416
Waters Corp.(b)	48,724	14,576,759

		283,127,954

Industrials-8.76%
C.H. Robinson Worldwide, Inc.(c)	159,752	15,610,965
Copart, Inc.(b)	160,243	18,431,150
Expeditors International of Washington, Inc.(c)	273,981	26,809,041
Fortune Brands Home & Security, Inc.	265,172	15,995,175
J.B. Hunt Transport Services, Inc.	102,825	17,590,273
Old Dominion Freight Line, Inc.(c)	63,885	17,542,821
United Parcel Service, Inc., Class B	94,268	15,815,342

		127,794,767

Information Technology-14.05%
Adobe, Inc.(b)	54,096	17,229,576
Apple, Inc.	139,337	21,365,935
Applied Materials, Inc.	174,148	15,375,527
Arista Networks, Inc.(b)	162,102	19,591,648
Cisco Systems, Inc.	426,978	19,397,610
KLA Corp.	65,157	20,618,933
Lam Research Corp.	36,058	14,595,557
Microsoft Corp.	81,855	19,001,001
Qorvo, Inc.(b)	264,711	22,786,323
Skyworks Solutions, Inc.	163,498	14,062,463
Teradyne, Inc.(c)	258,042	20,991,717

		205,016,290

Materials-5.17%
Celanese Corp.	110,097	10,582,524
CF Industries Holdings, Inc.	249,833	26,547,254
Mosaic Co. (The)	307,929	16,551,184
Nucor Corp.	165,740	21,774,921

		75,455,883

Real Estate-1.03%
Weyerhaeuser Co.	485,909	15,029,165

Utilities-2.31%
NRG Energy, Inc.	758,265	33,666,966

Total Common Stocks & Other Equity Interests (Cost $1,511,643,134)		1,458,414,470

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $821,590)	821,590	821,590

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,512,464,724)		1,459,236,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500 GARP ETF (SPGP)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.69%
Invesco Private Government Fund, 3.18%(d)(e)(f)	15,096,306	$15,096,306
Invesco Private Prime Fund, 3.28%(d)(e)(f)	38,807,883	38,807,883

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,902,985)		53,904,189

TOTAL INVESTMENTS IN SECURITIES-103.69% (Cost $1,566,367,709)		1,513,140,249
OTHER ASSETS LESS LIABILITIES-(3.69)%		(53,847,813)

NET ASSETS-100.00%		$1,459,292,436

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$9,259,166	$(8,437,576)	$-	$-	$821,590	$4,792

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	8,620,026	181,513,281	(175,037,001)	-	-	15,096,306	156,106	*

Invesco Private Prime Fund	20,110,514	365,620,782	(346,931,555)	462	7,680	38,807,883	437,421	*

Total	$28,730,540	$556,393,229	$(530,406,132)	$462	$7,680	$54,725,779	$598,319

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500 GARP ETF (SPGP)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Financials	27.37

Health Care	19.40

Information Technology	14.05

Consumer Discretionary	13.32

Industrials	8.76

Materials	5.17

Energy	3.56

Sector Types Each Less Than 3%	8.31

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500 Value with Momentum ETF (SPVM)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-0.81%
Interpublic Group of Cos., Inc. (The)	13,136	$391,321

Consumer Discretionary-7.84%
Advance Auto Parts, Inc.	1,948	369,964
Bath & Body Works, Inc.	10,034	334,935
eBay, Inc.	11,672	465,013
Ford Motor Co.	87,306	1,167,281
Genuine Parts Co.	2,449	435,579
LKQ Corp.	8,928	496,754
Target Corp.	3,231	530,692

		3,800,218

Consumer Staples-7.11%
Archer-Daniels-Midland Co.	7,165	694,862
JM Smucker Co. (The)	3,188	480,304
Kraft Heinz Co. (The)	13,985	538,003
Kroger Co. (The)	12,023	568,568
Tyson Foods, Inc., Class A	9,334	637,979
Walmart, Inc.	3,725	530,179

		3,449,895

Energy-11.80%
APA Corp.	8,147	370,363
Chevron Corp.	2,060	372,654
ConocoPhillips	3,049	384,448
Coterra Energy, Inc.	10,082	313,853
Diamondback Energy, Inc.	2,756	432,995
Exxon Mobil Corp.	4,026	446,121
Kinder Morgan, Inc.	17,137	310,522
Marathon Oil Corp.	13,162	400,783
Marathon Petroleum Corp.	8,877	1,008,605
Occidental Petroleum Corp.	5,418	393,347
Phillips 66	6,687	697,387
Valero Energy Corp.	4,709	591,215

		5,722,293

Financials-33.27%
Aflac, Inc.	10,327	672,391
Allstate Corp. (The)	4,962	626,452
American International Group, Inc.	17,502	997,614
Ameriprise Financial, Inc.	1,240	383,309
Assurant, Inc.	3,762	511,105
Berkshire Hathaway, Inc., Class B(b)	1,985	585,754
Chubb Ltd.	2,424	520,893
Cincinnati Financial Corp.	4,063	419,789
Comerica, Inc.	5,729	403,895
Discover Financial Services.	4,999	522,196
Everest Re Group Ltd.	2,862	923,453
Fifth Third Bancorp	12,627	450,658
Hartford Financial Services Group, Inc. (The)	8,918	645,752
Lincoln National Corp.	18,155	978,010
Loews Corp.	12,239	697,868
M&T Bank Corp.	2,551	429,512
MetLife, Inc.	13,092	958,465
Morgan Stanley	6,039	496,225
Principal Financial Group, Inc.	7,682	677,015
Prudential Financial, Inc.	9,360	984,578
Raymond James Financial, Inc.	4,128	487,682
Regions Financial Corp.	26,678	585,582

	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	3,214	$592,854
W.R. Berkley Corp.	5,203	386,999
Wells Fargo & Co.	14,938	686,999
Zions Bancorporation N.A	9,845	511,349

		16,136,399

Health Care-11.91%
AmerisourceBergen Corp.	3,810	599,008
Centene Corp.(b)	8,681	739,014
CVS Health Corp.	8,557	810,348
Elevance Health, Inc.	847	463,114
HCA Healthcare, Inc.	1,824	396,665
Henry Schein, Inc.(b)	4,981	340,999
Hologic, Inc.(b)	4,061	275,336
McKesson Corp.	1,434	558,357
Molina Healthcare, Inc.(b)	1,591	570,946
Organon & Co.	10,704	280,231
Pfizer, Inc.	6,108	284,327
Regeneron Pharmaceuticals, Inc.(b)	613	458,984

		5,777,329

Industrials-6.67%
C.H. Robinson Worldwide, Inc.	5,090	497,395
General Dynamics Corp.	1,356	338,729
Leidos Holdings, Inc.	3,550	360,644
Northrop Grumman Corp.	657	360,699
Quanta Services, Inc.	2,315	328,823
Raytheon Technologies Corp.	3,124	296,218
Robert Half International, Inc.	3,405	260,346
Textron, Inc.	6,559	448,898
Wabtec Corp.	3,689	344,110

		3,235,862

Information Technology-2.96%
Hewlett Packard Enterprise Co.	70,707	1,008,989
HP, Inc.	15,426	426,066

		1,435,055

Materials-7.81%
Celanese Corp.	2,950	283,554
CF Industries Holdings, Inc.	3,337	354,590
Corteva, Inc.	5,331	348,328
Dow, Inc.	10,064	470,391
Freeport-McMoRan, Inc.	8,550	270,949
LyondellBasell Industries N.V., Class A	6,754	516,343
Mosaic Co. (The)	9,748	523,955
Nucor Corp.	5,954	782,237
Packaging Corp. of America	1,973	237,174

		3,787,521

Real Estate-2.32%
CBRE Group, Inc., Class A(b)	5,880	417,127
Kimco Realty Corp.	18,599	397,646
Weyerhaeuser Co.	10,090	312,084

		1,126,857

Utilities-7.47%
American Electric Power Co., Inc.	3,174	279,058
Atmos Energy Corp.	2,861	304,840
CenterPoint Energy, Inc.	13,200	377,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500 Value with Momentum ETF (SPVM)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Utilities-(continued)
CMS Energy Corp.	4,464	$254,671
Consolidated Edison, Inc.	3,742	329,146
Duke Energy Corp.	2,945	274,415
Edison International	4,650	279,186
Entergy Corp.	2,874	307,920
Evergy, Inc.	5,254	321,177
Exelon Corp.	8,879	342,641
FirstEnergy Corp.	7,525	283,768
NiSource, Inc.	10,525	270,387

		3,624,861

Total Common Stocks & Other Equity Interests (Cost $45,890,273)		48,487,611

	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(c)(d) (Cost $43,770)	43,770	$43,770

TOTAL INVESTMENTS IN SECURITIES-100.06% (Cost $45,934,043)		48,531,381
OTHER ASSETS LESS LIABILITIES-(0.06)%		(28,884)

NET ASSETS-100.00%		$48,502,497

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Invesco Ltd.	$618,818	$32,269	$(569,591)	$197,725	$(279,221)	$-	$6,313

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	79,573	895,031	(930,834)	-	-	43,770	602

Total	$698,391	$927,300	$(1,500,425)	$197,725	$(279,221)	$43,770	$6,915

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Financials	33.27

Health Care	11.91

Energy	11.80

Consumer Discretionary	7.84

Materials	7.81

Utilities	7.47

Consumer Staples	7.11

Industrials	6.67

Sector Types Each Less Than 3%	6.09

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P MidCap Momentum ETF (XMMO)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-0.97%
World Wrestling Entertainment, Inc., Class A(b)	123,855	$9,770,921

Consumer Discretionary-6.47%
H&R Block, Inc.(b)	550,663	22,659,782
Murphy USA, Inc.	74,123	23,312,425
Service Corp. International	322,030	19,518,238

		65,490,445

Consumer Staples-5.63%
BJ’s Wholesale Club Holdings, Inc.(c)	264,567	20,477,486
Coca-Cola Consolidated, Inc.(b)	8,029	3,910,203
Flowers Foods, Inc.	467,572	13,423,992
Grocery Outlet Holding Corp.(b)(c)	168,619	5,829,159
Pilgrim’s Pride Corp.(c)	110,714	2,551,958
Post Holdings, Inc.(c)	119,969	10,847,597

		57,040,395

Energy-16.00%
CNX Resources Corp.(b)(c)	425,367	7,150,419
DT Midstream, Inc.(b)	256,518	15,314,124
HF Sinclair Corp.	411,613	25,178,367
Matador Resources Co.	331,989	22,060,669
Murphy Oil Corp.	360,649	17,495,083
NOV, Inc.(b)	756,740	16,950,976
PDC Energy, Inc.(b)	252,534	18,217,803
Range Resources Corp.	854,910	24,347,837
Southwestern Energy Co.(c)	2,207,820	15,300,193

		162,015,471

Financials-13.62%
American Financial Group, Inc.	150,073	21,777,093
Cathay General Bancorp	118,770	5,415,912
Cullen/Frost Bankers, Inc.(b)	133,247	20,659,947
Fulton Financial Corp.	272,778	4,972,743
Hancock Whitney Corp.	132,533	7,404,619
Home BancShares, Inc.(b)	304,583	7,763,821
International Bancshares Corp.(b)	88,933	4,411,077
Kinsale Capital Group, Inc.(b)	48,719	15,354,767
Prosperity Bancshares, Inc.	148,795	10,649,258
United Bankshares, Inc.(b)	237,779	10,069,941
Unum Group.	333,967	15,225,555
Washington Federal, Inc.	94,293	3,649,139
Wintrust Financial Corp.	113,088	10,587,299

		137,941,171

Health Care-6.99%
Acadia Healthcare Co., Inc.(c)	199,405	16,211,627
Exelixis, Inc.(c)	576,630	9,560,526
Halozyme Therapeutics, Inc.(b)(c)	222,709	10,647,717
Option Care Health, Inc.(c)	451,213	13,653,705
United Therapeutics Corp.(c)	89,834	20,709,432

		70,783,007

Industrials-22.60%
AECOM	229,058	17,243,486
Avis Budget Group, Inc.(b)(c)	62,360	14,745,646
Builders FirstSource, Inc.(b)(c)	392,763	24,217,767
CACI International, Inc., Class A(c)	38,958	11,844,401

	Shares	Value
Industrials-(continued)
Carlisle Cos., Inc.	167,963	$40,109,564
Chart Industries, Inc.(b)(c)	58,447	13,026,667
Curtiss-Wright Corp.	78,710	13,209,899
Dycom Industries, Inc.(c)	67,821	8,015,086
Fluor Corp.(b)(c)	344,664	10,429,533
FTI Consulting, Inc.(b)(c)	57,450	8,940,943
Insperity, Inc.(b)	54,188	6,395,268
KBR, Inc.	371,509	18,490,003
Knight-Swift Transportation Holdings, Inc.	234,587	11,267,214
nVent Electric PLC	265,246	9,681,479
Science Applications International Corp.	90,853	9,843,014
Valmont Industries, Inc.	35,465	11,321,137

		228,781,107

Information Technology-2.90%
Aspen Technology, Inc.(b)(c)	66,856	16,142,381
Avnet, Inc.	170,270	6,843,151
Belden, Inc.(b)	92,214	6,420,861

		29,406,393

Materials-10.56%
Alcoa Corp.	277,832	10,843,783
Ashland, Inc.	96,875	10,164,125
Cabot Corp.	132,628	9,745,505
Commercial Metals Co.	208,846	9,502,493
Greif, Inc., Class A(b)	47,126	3,120,213
Louisiana-Pacific Corp.(b)	106,817	6,051,183
Reliance Steel & Aluminum Co.	117,621	23,698,279
Silgan Holdings, Inc.	137,266	6,500,918
Steel Dynamics, Inc.	290,120	27,285,786

		106,912,285

Real Estate-4.72%
Healthcare Realty Trust, Inc.(b)	689,552	14,018,592
Independence Realty Trust, Inc.(b)	399,570	6,696,793
Life Storage, Inc.	126,206	13,959,646
Rexford Industrial Realty, Inc.	236,827	13,091,796

		47,766,827

Utilities-9.50%
Black Hills Corp.	131,437	8,592,037
IDACORP, Inc.	79,151	8,287,110
National Fuel Gas Co.	311,970	21,054,855
New Jersey Resources Corp.(b)	229,935	10,264,298
OGE Energy Corp.	582,471	21,335,913
ONE Gas, Inc.	109,406	8,476,777
Ormat Technologies, Inc.(b)	82,518	7,463,753
Southwest Gas Holdings, Inc.	145,986	10,667,197

		96,141,940

Total Common Stocks & Other Equity Interests (Cost $955,327,672)		1,012,049,962

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P MidCap Momentum ETF (XMMO)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $406,122)	406,122	$406,122

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $955,733,794)		1,012,456,084

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.85%
Invesco Private Government Fund, 3.18%(d)(e)(f)	44,044,500	44,044,500

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.28%(d)(e)(f)	106,262,419	$106,262,419

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $150,308,001)		150,306,919

TOTAL INVESTMENTS IN SECURITIES-114.85% (Cost $1,106,041,795)		1,162,763,003
OTHER ASSETS LESS LIABILITIES-(14.85)%		(150,349,938)

NET ASSETS-100.00%		$1,012,413,065

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$531,940	$20,388,321	$(20,514,139)	$-	$-	$406,122	$6,406

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,658,589	174,903,038	(150,517,127)	-	-	44,044,500	316,311	*

Invesco Private Prime Fund	45,795,787	398,818,143	(338,347,393)	(3,121)	(997)	106,262,419	861,407	*

Total	$65,986,316	$594,109,502	$(509,378,659)	$(3,121)	$(997)	$150,713,041	$1,184,124

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P MidCap Momentum ETF (XMMO)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Industrials	22.60

Energy	16.00

Financials	13.62

Materials	10.56

Utilities	9.50

Health Care	6.99

Consumer Discretionary	6.47

Consumer Staples	5.63

Real Estate	4.72

Sector Types Each Less Than 3%	3.87

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P MidCap Quality ETF (XMHQ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-0.78%
Ziff Davis, Inc.(b)(c)	32,176	$2,490,101

Consumer Discretionary-17.39%
AutoNation, Inc.(b)(c)	29,117	3,095,428
Capri Holdings Ltd.(b)(c)	85,510	3,906,097
Carter’s, Inc.(c)	25,217	1,711,478
Choice Hotels International, Inc.(c)	26,027	3,379,346
Deckers Outdoor Corp.(b)	23,247	8,134,823
Dick’s Sporting Goods, Inc.	40,681	4,627,870
Gentex Corp.	136,816	3,624,256
Grand Canyon Education, Inc.(b)	38,468	3,871,035
Macy’s, Inc.	183,218	3,820,095
Mattel, Inc.(b)(c)	234,468	4,445,513
Texas Roadhouse, Inc.	39,402	3,898,828
Toll Brothers, Inc.	67,473	2,906,737
Williams-Sonoma, Inc.	63,429	7,854,413

		55,275,919

Energy-2.73%
Matador Resources Co.	63,873	4,244,361
PDC Energy, Inc.	61,519	4,437,980

		8,682,341

Financials-29.39%
American Financial Group, Inc.	64,998	9,431,860
Associated Banc-Corp	86,994	2,118,304
Cathay General Bancorp	65,106	2,968,834
Commerce Bancshares, Inc.	90,458	6,408,045
East West Bancorp, Inc.	81,667	5,844,907
Evercore, Inc., Class A(c)	26,936	2,830,974
F.N.B. Corp.(c)	281,575	4,068,759
Federated Hermes, Inc., Class B	59,902	2,081,595
Fulton Financial Corp.	121,275	2,210,843
Hanover Insurance Group, Inc. (The)	22,150	3,244,754
Home BancShares, Inc.(c)	128,428	3,273,630
International Bancshares Corp.	44,615	2,212,904
Janus Henderson Group PLC(c)	102,068	2,324,088
PacWest Bancorp	74,841	1,860,547
Pinnacle Financial Partners, Inc.	49,202	4,083,274
Prosperity Bancshares, Inc.	61,809	4,423,670
RLI Corp.	24,527	3,190,227
SEI Investments Co.	69,838	3,792,203
Texas Capital Bancshares, Inc.(b)	40,577	2,434,620
Umpqua Holdings Corp.	189,630	3,769,844
United Bankshares, Inc.(c)	116,707	4,942,541
Valley National Bancorp	313,377	3,719,785
Voya Financial, Inc.(c)	65,917	4,506,086
Washington Federal, Inc.	51,072	1,976,486
Webster Financial Corp.	105,311	5,714,175

		93,432,955

Health Care-8.19%
Acadia Healthcare Co., Inc.(b)	56,988	4,633,125
Azenta, Inc.(c)	64,483	2,863,045
Chemed Corp.	11,280	5,266,294
Envista Holdings Corp.(b)(c)	95,608	3,156,020
Exelixis, Inc.(b)	180,492	2,992,557

	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)(c)	19,951	$4,428,723
QuidelOrtho Corp.(b)	30,016	2,696,037

		26,035,801

Industrials-18.72%
ASGN, Inc.(b)	31,424	2,664,127
Axon Enterprise, Inc.(b)	43,238	6,288,535
Crane Holdings Co.	31,208	3,131,411
Donaldson Co., Inc.	79,894	4,589,910
Hubbell, Inc.	31,548	7,492,019
Landstar System, Inc.	23,583	3,684,136
Lincoln Electric Holdings, Inc.	33,899	4,813,658
MSC Industrial Direct Co., Inc., Class A	27,661	2,295,310
Owens Corning	62,214	5,326,140
Tetra Tech, Inc.	31,973	4,517,145
Toro Co. (The)	66,809	7,043,673
Trex Co., Inc.(b)(c)	67,890	3,264,830
XPO Logistics, Inc.(b)(c)	85,185	4,407,472

		59,518,366

Information Technology-7.96%
Cirrus Logic, Inc.(b)(c)	34,763	2,333,292
CommVault Systems, Inc.(b)	37,483	2,282,340
Manhattan Associates, Inc.(b)	70,809	8,615,331
Qualys, Inc.(b)	23,972	3,417,448
Semtech Corp.(b)	39,687	1,098,933
Silicon Laboratories, Inc.(b)(c)	43,065	4,949,030
Teradata Corp.(b)(c)	82,401	2,603,048

		25,299,422

Materials-13.03%
Ashland, Inc.	33,684	3,534,125
Chemours Co. (The)	107,484	3,077,267
Cleveland-Cliffs, Inc.(b)(c)	313,950	4,078,210
Eagle Materials, Inc.	28,789	3,521,183
Louisiana-Pacific Corp.(c)	87,176	4,938,520
Olin Corp.	104,995	5,559,485
Royal Gold, Inc.	37,910	3,599,934
Steel Dynamics, Inc.	129,611	12,189,915
Worthington Industries, Inc.(c)	19,814	942,354

		41,440,993

Real Estate-1.79%
Apartment Income REIT Corp.	97,907	3,762,566
PotlatchDeltic Corp.(c)	43,011	1,913,559

		5,676,125

Total Common Stocks & Other Equity Interests (Cost $307,139,994)		317,852,023

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $139,508)	139,508	139,508

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $307,279,502)		317,991,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P MidCap Quality ETF (XMHQ)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.20%
Invesco Private Government Fund, 3.18%(d)(e)(f)	14,426,396	$14,426,396
Invesco Private Prime Fund, 3.28%(d)(e)(f)	37,084,883	37,084,883

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,510,858)		51,511,279

TOTAL INVESTMENTS IN SECURITIES-116.22% (Cost $358,790,360)		369,502,810
OTHER ASSETS LESS LIABILITIES-(16.22)%		(51,572,415)

NET ASSETS-100.00%.		$317,930,395

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$250,806	$22,821,286	$(22,932,584)	$-	$-	$139,508	$5,476

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	23,130,522	90,663,712	(99,367,838)	-	-	14,426,396	163,048	*

Invesco Private Prime Fund	50,865,558	195,436,377	(209,215,928)	(2,840)	1,716	37,084,883	444,274	*

Total	$74,246,886	$308,921,375	$(331,516,350)	$(2,840)	$1,716	$51,650,787	$612,798

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P MidCap Quality ETF (XMHQ)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Financials	29.39

Industrials	18.72

Consumer Discretionary	17.39

Materials	13.03

Health Care	8.19

Information Technology	7.96

Sector Types Each Less Than 3%	5.30

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P MidCap Value with Momentum ETF (XMVM)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-0.91%
TEGNA, Inc.	89,889	$1,876,882

Consumer Discretionary-15.03%
AutoNation, Inc.(b)(c)	31,813	3,382,040
Dick’s Sporting Goods, Inc.(c)	36,370	4,137,451
Goodyear Tire & Rubber Co. (The)(b)(c)	446,273	5,667,667
Graham Holdings Co., Class B	5,759	3,592,867
Kohl’s Corp.	101,194	3,030,760
Macy’s, Inc.	183,246	3,820,679
Murphy USA, Inc.	9,419	2,962,370
Nordstrom, Inc.(c)	93,827	1,908,441
Victoria’s Secret & Co.(b)(c)	65,131	2,448,926

		30,951,201

Consumer Staples-4.29%
BJ’s Wholesale Club Holdings, Inc.(b)	28,181	2,181,210
Pilgrim’s Pride Corp.(b)	56,047	1,291,883
Post Holdings, Inc.(b)	30,596	2,766,490
Sprouts Farmers Market, Inc.(b)(c)	87,777	2,589,422

		8,829,005

Energy-2.44%
DT Midstream, Inc.(c)	25,466	1,520,320
HF Sinclair Corp.	57,413	3,511,953

		5,032,273

Financials-33.22%
American Financial Group, Inc.	14,702	2,133,407
Associated Banc-Corp	138,496	3,372,378
Bank OZK(c)	54,249	2,331,622
Brighthouse Financial, Inc.(b)	105,642	6,028,989
Cathay General Bancorp	46,990	2,142,744
CNO Financial Group, Inc.	203,714	4,493,931
East West Bancorp, Inc.	20,603	1,474,557
First American Financial Corp.	56,621	2,853,698
First Horizon Corp.	68,155	1,670,479
Hancock Whitney Corp.	44,935	2,510,518
Hanover Insurance Group, Inc. (The)	13,573	1,988,309
Janus Henderson Group PLC(c)	97,317	2,215,908
Jefferies Financial Group, Inc.	116,947	4,024,146
Navient Corp.	274,607	4,157,550
Old Republic International Corp.	155,005	3,597,666
Pinnacle Financial Partners, Inc.	24,719	2,051,430
Selective Insurance Group, Inc.	21,877	2,145,696
Stifel Financial Corp.	33,079	2,046,598
Synovus Financial Corp.	50,183	1,999,792
UMB Financial Corp.(c)	18,142	1,509,777
Unum Group	106,254	4,844,120
Valley National Bancorp(c)	180,341	2,140,648
Washington Federal, Inc.	65,138	2,520,841
Webster Financial Corp.	37,212	2,019,123
Wintrust Financial Corp.	22,960	2,149,515

		68,423,442

Health Care-3.19%
Patterson Cos., Inc.	68,092	1,768,349
QuidelOrtho Corp.(b)	31,670	2,844,600
Tenet Healthcare Corp.(b)	43,964	1,950,243

		6,563,192

	Shares	Value
Industrials-12.11%
AGCO Corp.	14,977	$1,859,694
ASGN, Inc.(b)	17,037	1,444,397
Avis Budget Group, Inc.(b)(c)	9,301	2,199,315
Builders FirstSource, Inc.(b)(c)	46,008	2,836,853
CACI International, Inc., Class A(b)	5,732	1,742,700
EMCOR Group, Inc.	19,601	2,765,701
Fluor Corp.(b)(c)	62,838	1,901,478
Knight-Swift Transportation Holdings, Inc.	52,296	2,511,777
Owens Corning	21,594	1,848,662
Ryder System, Inc.(c)	45,245	3,642,675
Univar Solutions, Inc.(b)	85,561	2,180,094

		24,933,346

Information Technology-8.86%
Amkor Technology, Inc.(c)	137,448	2,857,544
Arrow Electronics, Inc.(b)	35,502	3,594,933
Avnet, Inc.	90,316	3,629,800
First Solar, Inc.(b)	20,920	3,045,324
Jabil, Inc.	50,476	3,243,083
Silicon Laboratories, Inc.(b)(c)	16,336	1,877,333

		18,248,017

Materials-15.13%
Alcoa Corp.	26,410	1,030,782
Ashland, Inc.	20,455	2,146,139
Avient Corp.	30,887	1,065,293
Chemours Co. (The)(c)	35,026	1,002,794
Cleveland-Cliffs, Inc.(b)(c)	167,373	2,174,175
Commercial Metals Co.	81,483	3,707,476
Greif, Inc., Class A(c)	49,558	3,281,235
Louisiana-Pacific Corp.(c)	37,800	2,141,370
Olin Corp.	29,974	1,587,123
Reliance Steel & Aluminum Co.	13,460	2,711,921
Silgan Holdings, Inc.	38,430	1,820,045
Steel Dynamics, Inc.	38,510	3,621,866
United States Steel Corp.(c)	239,377	4,873,716

		31,163,935

Real Estate-3.37%
Cousins Properties, Inc.	52,739	1,253,079
Jones Lang LaSalle, Inc.(b)(c)	12,919	2,055,284
Macerich Co. (The)(c)	181,472	2,019,783
PotlatchDeltic Corp.(c)	36,308	1,615,343

		6,943,489

Utilities-1.48%
OGE Energy Corp.	44,445	1,628,020
Spire, Inc.	20,245	1,413,304

		3,041,324

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $203,835,025)		206,006,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P MidCap Value with Momentum ETF (XMVM)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.27%
Invesco Private Government Fund, 3.18%(d)(e)(f)	10,535,034	$10,535,034
Invesco Private Prime Fund, 3.28%(d)(e)(f)	27,081,455	27,081,455

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,615,999)		37,616,489

TOTAL INVESTMENTS IN SECURITIES-118.30% (Cost $241,451,024)		243,622,595
OTHER ASSETS LESS LIABILITIES-(18.30)%		(37,685,651)

NET ASSETS-100.00%.		$205,936,944

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$17,751	$2,405,038	$(2,422,789)	$-	$-	$-	$1,880

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	13,433,427	66,905,120	(69,803,513)	-	-	10,535,034	101,397	*

Invesco Private Prime Fund	25,011,750	145,446,609	(143,378,700)	221	1,575	27,081,455	277,002	*

Total	$38,462,928	$214,756,767	$(215,605,002)	$221	$1,575	$37,616,489	$380,279

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap Value with Momentum ETF (XMVM)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Financials	33.22

Materials	15.13

Consumer Discretionary	15.03

Industrials	12.11

Information Technology	8.86

Consumer Staples	4.29

Real Estate	3.37

Health Care	3.19

Sector Types Each Less Than 3%	4.83

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Momentum ETF (XSMO)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.07%
Gogo, Inc.(b)	50,524	$718,451
Scholastic Corp.	27,544	1,050,528

		1,768,979

Consumer Discretionary-1.02%
Movado Group, Inc.	7,692	254,374
Perdoceo Education Corp.(b)	37,913	433,346
Stride, Inc.(b)(c)	29,761	997,291

		1,685,011

Consumer Staples-8.75%
Andersons, Inc. (The)	21,593	761,585
Cal-Maine Foods, Inc.	39,283	2,219,882
Hostess Brands, Inc.(b)	135,161	3,579,063
Inter Parfums, Inc.	8,383	678,017
MGP Ingredients, Inc.(c)	18,130	2,031,467
National Beverage Corp.(c)	15,157	718,745
SpartanNash Co.	43,503	1,553,492
United Natural Foods, Inc.(b)	33,695	1,429,005
Universal Corp.	14,065	711,830
Vector Group Ltd.	78,435	832,980

		14,516,066

Energy-18.60%
Civitas Resources, Inc.	41,935	2,931,676
CONSOL Energy, Inc.	39,470	2,487,399
Helmerich & Payne, Inc.	87,333	4,323,857
Laredo Petroleum, Inc.(b)(c)	10,868	702,616
Nabors Industries Ltd.(b)	6,075	1,057,232
Patterson-UTI Energy, Inc.	224,329	3,959,407
PBF Energy, Inc., Class A(b)	129,216	5,717,808
ProPetro Holding Corp.(b)	53,868	637,797
Ranger Oil Corp., Class A(c)	18,034	737,591
RPC, Inc.	75,058	835,396
SM Energy Co.	130,263	5,859,230
Talos Energy, Inc.(b)	47,103	1,002,352
US Silica Holdings, Inc.(b)	42,127	606,207

		30,858,568

Financials-27.03%
American Equity Investment Life Holding Co.	38,525	1,659,657
Assured Guaranty Ltd.	40,682	2,407,967
BancFirst Corp.	20,930	2,005,513
Banner Corp.	21,566	1,612,058
Blucora, Inc.(b)	26,724	588,730
City Holding Co.	10,079	1,016,467
CVB Financial Corp.	156,104	4,483,307
Encore Capital Group, Inc.(b)	26,904	1,369,952
EZCORP, Inc., Class A(b)	40,288	389,182
FB Financial Corp.	19,657	824,808
First Bancorp	121,697	1,921,596
First Commonwealth Financial Corp.	55,975	802,681
Genworth Financial, Inc., Class A(b)	320,884	1,498,528
Hanmi Financial Corp.	27,135	726,675
Hope Bancorp, Inc.	71,140	965,370
Independent Bank Corp.	30,587	2,661,375
Lakeland Financial Corp.	16,435	1,358,353
Mr. Cooper Group, Inc.(b)(c)	41,129	1,624,184

	Shares	Value
Financials-(continued)
National Bank Holdings Corp., Class A	19,403	$850,239
NBT Bancorp, Inc.	29,961	1,419,852
Northwest Bancshares, Inc.	80,601	1,213,851
OFG Bancorp	29,507	822,655
Park National Corp.(c)	8,934	1,317,765
Preferred Bank	10,160	780,999
Provident Financial Services, Inc.(c)	50,638	1,135,304
Safety Insurance Group, Inc.	10,469	910,279
Seacoast Banking Corp. of Florida	37,078	1,145,710
ServisFirst Bancshares, Inc.	32,939	2,481,295
Southside Bancshares, Inc.(c)	18,211	623,545
StoneX Group, Inc.(b)	13,055	1,218,293
United Community Banks, Inc.	68,100	2,621,850
United Fire Group, Inc.	14,546	394,197

		44,852,237

Health Care-7.89%
Amphastar Pharmaceuticals, Inc.(b)	38,990	1,204,791
Corcept Therapeutics, Inc.(b)	61,848	1,768,853
CorVel Corp.(b)	5,010	822,692
Cross Country Healthcare, Inc.(b)(c)	25,691	952,879
Cytokinetics, Inc.(b)(c)	53,478	2,334,849
Dynavax Technologies Corp.(b)(c)	73,308	839,377
Enanta Pharmaceuticals, Inc.(b)	10,822	488,180
Harmony Biosciences Holdings, Inc.(b)(c)	31,812	1,654,224
Prestige Consumer Healthcare, Inc.(b)	28,132	1,532,631
Simulations Plus, Inc.	10,493	435,460
Supernus Pharmaceuticals, Inc.(b)(c)	30,811	1,055,893

		13,089,829

Industrials-19.72%
AAR Corp.(b)	21,170	938,254
Applied Industrial Technologies, Inc.	20,145	2,505,635
ArcBest Corp.(c)	17,742	1,409,247
Atlas Air Worldwide Holdings, Inc.(b)(c)	12,711	1,285,591
Boise Cascade Co.	28,556	1,906,684
Comfort Systems USA, Inc.	30,708	3,785,682
Encore Wire Corp.(c)	18,660	2,567,429
Forward Air Corp.	15,205	1,609,753
Griffon Corp.	33,083	1,063,288
Hub Group, Inc., Class A(b)	17,785	1,380,116
Marten Transport Ltd.	48,996	919,655
Matson, Inc.	27,115	1,995,122
Mueller Industries, Inc.	56,893	3,563,777
NV5 Global, Inc.(b)	10,388	1,505,741
Resources Connection, Inc.	25,745	470,361
Titan International, Inc.(b)	46,153	690,449
UFP Industries, Inc.	38,939	2,773,625
Veritiv Corp.(b)(c)	14,895	1,731,693
Wabash National Corp.	28,615	619,515

		32,721,617

Information Technology-9.55%
Alpha & Omega Semiconductor Ltd.(b)(c)	15,134	495,639
Axcelis Technologies, Inc.(b)	29,325	1,700,850
Clearfield, Inc.(b)(c)	13,087	1,589,678
CSG Systems International, Inc.	38,628	2,498,073
Digi International, Inc.(b)	27,292	1,100,686
ePlus, Inc.(b)	15,853	772,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P SmallCap Momentum ETF (XSMO)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Extreme Networks, Inc.(b)	63,039	$1,130,920
NetScout Systems, Inc.(b)(c)	44,145	1,585,688
Onto Innovation, Inc.(b)	24,097	1,610,643
PDF Solutions, Inc.(b)	20,447	482,140
Photronics, Inc.(b)	56,249	912,359
Sanmina Corp.(b)	34,993	1,961,358

		15,840,392

Materials-3.98%
AdvanSix, Inc.	13,923	506,519
American Vanguard Corp.	22,112	514,546
Innospec, Inc.	14,767	1,476,552
Mercer International, Inc. (Germany)	30,737	412,491
Myers Industries, Inc.	21,463	435,484
Sylvamo Corp.	21,190	1,020,722
TimkenSteel Corp.(b)(c)	28,127	490,535
Warrior Met Coal, Inc.	47,236	1,754,345

		6,611,194

Real Estate-1.62%
Armada Hoffler Properties, Inc.	39,089	456,951
LTC Properties, Inc.	25,876	1,000,625
NexPoint Residential Trust, Inc.	12,344	562,886
Saul Centers, Inc.	8,183	335,094
Whitestone REIT	36,051	339,240

		2,694,796

Utilities-0.72%
Chesapeake Utilities Corp.	9,670	1,202,755

Total Common Stocks & Other Equity Interests (Cost $152,575,909)		165,841,444

	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $107,224)	107,224	$107,224

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $152,683,133)		165,948,668

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.03%
Invesco Private Government Fund, 3.18%(d)(e)(f)	6,520,744	6,520,744
Invesco Private Prime Fund, 3.28%(d)(e)(f)	16,763,332	16,763,332

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,284,094)		23,284,076

TOTAL INVESTMENTS IN SECURITIES-114.05% (Cost $175,967,227)		189,232,744
OTHER ASSETS LESS LIABILITIES-(14.05)%		(23,308,121)

NET ASSETS-100.00%.		$165,924,623

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$181,679	$1,635,616	$(1,710,071)	$ -	$ -	$ 107,224	$ 896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P SmallCap Momentum ETF (XSMO)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$7,713,992	$27,833,170	$(29,026,418)	$-	$-	$6,520,744	$57,363	*

Invesco Private Prime Fund	17,982,141	64,883,149	(66,102,958)	(867)	1,867	16,763,332	156,226	*

Total	$25,877,812	$94,351,935	$(96,839,447)	$(867)	$1,867	$23,391,300	$214,485

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Financials	27.03

Industrials	19.72

Energy	18.60

Information Technology	9.55

Consumer Staples	8.75

Health Care	7.89

Materials	3.98

Sector Types Each Less Than 3%	4.43

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.63%
Gannett Co., Inc.(b)(c)	2,365,325	$3,429,722
Scholastic Corp.	125,016	4,768,110
Thryv Holdings, Inc.(b)(c)	144,050	2,947,263

		11,145,095

Consumer Discretionary-18.18%
Abercrombie & Fitch Co., Class A(b)(c)	420,584	7,393,867
Academy Sports & Outdoors, Inc.(c)	174,727	7,693,230
Adtalem Global Education, Inc.(b)(c)	201,477	8,401,591
Asbury Automotive Group, Inc.(b)(c)	38,972	6,147,833
Caleres, Inc.(c)	185,897	5,080,565
Cato Corp. (The), Class A	636,101	7,575,963
Chico’s FAS, Inc.(b)(c)	1,016,487	5,976,944
Conn’s, Inc.(b)(c)(d)	1,247,607	10,242,853
Ethan Allen Interiors, Inc.(c)	235,080	6,015,697
Genesco, Inc.(b)(c)	129,555	6,094,267
G-III Apparel Group Ltd.(b)(c)	336,087	6,553,696
Group 1 Automotive, Inc.(c)	52,929	9,156,717
Movado Group, Inc.(c)	128,802	4,259,482
ODP Corp. (The)(b)(c)	145,445	5,755,259
Perdoceo Education Corp.(b)(c)	537,800	6,147,054
Shoe Carnival, Inc.(c)	227,407	5,453,220
Signet Jewelers Ltd.(c)	111,812	7,294,615
Standard Motor Products, Inc.	122,117	4,631,898
Vista Outdoor, Inc.(b)(c)	144,726	4,202,843

		124,077,594

Consumer Staples-8.38%
Andersons, Inc. (The)	247,955	8,745,373
B&G Foods, Inc.(c)	171,658	2,811,758
Edgewell Personal Care Co.(c)	124,545	4,880,919
Fresh Del Monte Produce, Inc.(c)	377,171	9,836,620
Seneca Foods Corp., Class A(b)(c)	143,749	9,071,999
SpartanNash Co.	253,266	9,044,129
United Natural Foods, Inc.(b)(c)	207,125	8,784,171
Universal Corp.	79,340	4,015,397

		57,190,366

Energy-4.87%
Callon Petroleum Co.(b)(c)	70,745	3,109,950
Dorian LPG Ltd.	365,625	6,606,844
Helix Energy Solutions Group, Inc.(b)(c)	881,561	6,170,927
Oil States International, Inc.(b)(c)	520,139	3,365,299
PBF Energy, Inc., Class A(b)	194,151	8,591,182
REX American Resources Corp.(b)(c)	179,685	5,388,753

		33,232,955

Financials-29.95%
American Equity Investment Life Holding Co.	190,935	8,225,480
Assured Guaranty Ltd.	110,631	6,548,249
Banc of California, Inc.	212,146	3,538,595
Banner Corp.	71,419	5,338,570
Berkshire Hills Bancorp, Inc.(c)	175,194	5,124,424
Brightsphere Investment Group, Inc.	183,338	3,450,421
Brookline Bancorp, Inc.(c)	323,852	4,452,965
Central Pacific Financial Corp.	183,079	3,756,781
Customers Bancorp, Inc.(b)	164,452	5,540,388

	Shares	Value
Financials-(continued)
Dime Community Bancshares, Inc.	149,058	$5,146,973
Eagle Bancorp, Inc.	88,508	4,007,642
Ellington Financial, Inc.	328,995	4,401,953
Employers Holdings, Inc.(c)	115,093	5,019,206
Encore Capital Group, Inc.(b)(c)	113,102	5,759,154
Enova International, Inc.(b)	217,396	8,150,176
EZCORP, Inc., Class A(b)(c)	1,007,017	9,727,784
First Bancorp/Southern Pines NC	108,710	4,845,205
First Commonwealth Financial Corp.	298,239	4,276,747
Hanmi Financial Corp.	220,633	5,908,552
HomeStreet, Inc.	119,756	3,108,866
Hope Bancorp, Inc.	402,597	5,463,241
Horace Mann Educators Corp.	125,322	4,945,206
KKR Real Estate Finance Trust, Inc.(c)	282,070	4,913,659
Mr. Cooper Group, Inc.(b)(c)	196,902	7,775,660
OFG Bancorp	149,117	4,157,382
Piper Sandler Cos.(c)	35,044	4,484,581
PRA Group, Inc.(b)	128,872	4,317,212
ProAssurance Corp.	266,591	5,920,986
Provident Financial Services, Inc.(c)	198,861	4,458,464
Ready Capital Corp.(c)	419,226	5,081,019
Redwood Trust, Inc.(c)	719,735	5,131,711
S&T Bancorp, Inc.	171,957	6,501,694
Stewart Information Services Corp.	148,282	5,777,067
StoneX Group, Inc.(b)	112,973	10,542,640
United Community Banks, Inc.(c)	121,982	4,696,307
United Fire Group, Inc.	188,240	5,101,304
Universal Insurance Holdings, Inc.	529,146	5,312,626
Veritex Holdings, Inc.	110,588	3,492,369

		204,401,259

Health Care-6.10%
Allscripts Healthcare Solutions, Inc.(b)(c)	218,494	3,211,862
Community Health Systems, Inc.(b)	1,771,879	5,085,293
Cross Country Healthcare, Inc.(b)(c)	468,673	17,383,081
Fulgent Genetics, Inc.(b)(c)	128,422	5,089,364
iTeos Therapeutics, Inc.(b)(c)	397,537	7,744,021
Owens & Minor, Inc.(c)	183,006	3,111,102

		41,624,723

Industrials-16.42%
ABM Industries, Inc.	84,879	3,777,964
ArcBest Corp.(c)	73,623	5,847,875
Atlas Air Worldwide Holdings, Inc.(b)(c)	137,951	13,952,364
Boise Cascade Co.(c)	102,183	6,822,759
CoreCivic, Inc.(b)	380,299	3,981,731
DXP Enterprises, Inc.(b)	147,914	4,231,820
Encore Wire Corp.(c)	45,039	6,196,916
EnPro Industries, Inc.(c)	39,049	4,158,718
GEO Group, Inc. (The)(b)(c)	1,114,801	9,431,216
GMS, Inc.(b)	94,380	4,454,736
Greenbrier Cos., Inc. (The)(c)	126,636	4,471,517
Hub Group, Inc., Class A(b)(c)	67,110	5,207,736
Insteel Industries, Inc.(c)	87,761	2,312,502
Interface, Inc.	255,587	2,890,689
Matson, Inc.(c)	78,587	5,782,431
Mueller Industries, Inc.(c)	88,820	5,563,685
NOW, Inc.(b)	335,011	4,264,690
Resources Connection, Inc.	238,336	4,354,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P SmallCap Value with Momentum ETF (XSVM)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
TrueBlue, Inc.(b)	281,941	$5,542,960
UFP Industries, Inc.	65,721	4,681,307
Veritiv Corp.(b)(c)	35,356	4,110,489

		112,038,504

Information Technology-5.73%
Alpha & Omega Semiconductor Ltd.(b)(c)	161,261	5,281,298
Ebix, Inc.	149,431	2,957,240
Insight Enterprises, Inc.(b)(c)	50,953	4,815,568
PC Connection, Inc.(c)	123,495	6,562,524
Sanmina Corp.(b)	136,634	7,658,336
ScanSource, Inc.(b)	195,486	6,056,156
TTM Technologies, Inc.(b)	378,072	5,788,282

		39,119,404

Materials-6.63%
AdvanSix, Inc.	100,625	3,660,738
Clearwater Paper Corp.(b)	166,824	7,420,332
Mercer International, Inc. (Germany)	491,544	6,596,520
Olympic Steel, Inc.	382,574	10,409,839
SunCoke Energy, Inc.	754,066	5,474,519
TimkenSteel Corp.(b)(c)	225,632	3,935,022
Trinseo PLC(c)	152,942	2,878,368
Warrior Met Coal, Inc.	130,925	4,862,554

		45,237,892

Real Estate-2.04%
Chatham Lodging Trust(b)	277,856	3,603,792
Franklin Street Properties Corp.	1,841,502	5,303,526
iStar, Inc.	480,230	5,032,810

		13,940,128

Total Common Stocks & Other Equity Interests (Cost $701,535,142)		682,007,920

	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $602,793)	602,793	$602,793

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $702,137,935)		682,610,713

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-23.20%
Invesco Private Government Fund, 3.18%(d)(e)(f)	44,339,856	44,339,856
Invesco Private Prime Fund, 3.28%(d)(e)(f)	113,988,601	113,988,601

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $158,333,007)		158,328,457

TOTAL INVESTMENTS IN SECURITIES-123.22% (Cost $860,470,942)		840,939,170
OTHER ASSETS LESS LIABILITIES-(23.22)%		(158,471,073)

NET ASSETS-100.00%		$682,468,097

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$576,198	$9,536,360	$(9,509,765)	$-	$-	$602,793	$3,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Value with Momentum ETF (XSVM)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$26,860,446	$123,444,119	$(105,964,709)	$-	$-	$44,339,856	$347,371	*

Invesco Private Prime Fund	62,747,381	273,251,009	(222,008,493)	(9,614)	8,318	113,988,601	947,093	*

Investments in Other Affiliates:

Conn’s, Inc.	7,151,127	7,921,134	(1,200,349)	(3,248,440)	(380,619)	10,242,853	-

Olympic Steel, Inc.**	22,825,708	4,114,818	(11,500,724)	(3,760,634)	(1,269,329)	10,409,839	92,914

Total	$120,160,860	$418,267,440	$(350,184,040)	$(7,018,688)	$(1,641,630)	$179,583,942	$1,390,752

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of October 31, 2022, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Financials	29.95

Consumer Discretionary	18.18

Industrials	16.42

Consumer Staples	8.38

Materials	6.63

Health Care	6.10

Information Technology	5.73

Energy	4.87

Sector Types Each Less Than 3%	3.67

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Zacks Mid-Cap ETF (CZA)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Consumer Discretionary-4.67%
Columbia Sportswear Co.(b)	10,044	$748,278
Garmin Ltd.	31,186	2,745,616
Gentex Corp.	37,069	981,958
Genuine Parts Co.	23,012	4,092,914
Levi Strauss & Co., Class A	65,491	979,745

		9,548,511

Consumer Staples-3.59%
Coca-Cola Europacific Partners PLC (United Kingdom)	74,990	3,528,279
Conagra Brands, Inc.	79,457	2,916,072
Pilgrim’s Pride Corp.(c)	39,239	904,459

		7,348,810

Energy-4.02%
Cosan S.A., ADR (Brazil)	65,311	843,818
ONEOK, Inc.	74,019	4,390,807
Pembina Pipeline Corp. (Canada)	90,514	2,987,867

		8,222,492

Financials-20.07%
Affiliated Managers Group, Inc.	6,212	771,282
Arch Capital Group Ltd.(c)	59,110	3,398,825
Assurant, Inc.	8,516	1,156,984
AXIS Capital Holdings Ltd.	13,810	754,993
CNA Financial Corp.	43,768	1,825,126
Deutsche Bank AG (Germany)(b)	357,106	3,421,075
East West Bancorp, Inc.	22,750	1,628,218
Everest Re Group Ltd.	6,320	2,039,211
Fifth Third Bancorp	114,134	4,073,442
Hanover Insurance Group, Inc. (The)	5,806	850,521
Hartford Financial Services Group, Inc. (The)	51,674	3,741,714
Invesco Ltd.(d)	75,941	1,163,416
KeyCorp	153,090	2,735,718
Lufax Holding Ltd., ADR (China)	397,693	632,332
Selective Insurance Group, Inc.	9,656	947,060
State Street Corp.	61,104	4,521,696
W.R. Berkley Corp.	43,336	3,223,332
Western Alliance Bancorporation	17,721	1,190,320
XP, Inc., Class A (Brazil)(b)(c)	93,036	1,705,350
Zions Bancorporation N.A	24,813	1,288,787

		41,069,402

Health Care-5.57%
Avantor, Inc.(c)	110,732	2,233,464
Bausch + Lomb Corp.(b)(c)	57,511	820,107
Chemed Corp.	2,418	1,128,892
ICON PLC(c)	13,577	2,686,074
Premier, Inc., Class A	19,069	665,127
Zimmer Biomet Holdings, Inc.	34,036	3,857,980

		11,391,644

Industrials-22.43%
AerCap Holdings N.V. (Ireland)(c)	38,625	2,062,961
AGCO Corp.	12,247	1,520,710
Armstrong World Industries, Inc.	7,439	562,165
Booz Allen Hamilton Holding Corp.	21,378	2,326,995
CACI International, Inc., Class A(c)	3,846	1,169,299
Crane Holdings Co.	8,985	901,555

	Shares	Value
Industrials-(continued)
Donaldson Co., Inc.	19,932	$1,145,093
Dover Corp.	23,591	3,083,108
Equifax, Inc.	20,246	3,432,507
Fortive Corp.	58,171	3,717,127
Fortune Brands Home & Security, Inc.	21,200	1,278,784
Graco, Inc.	27,522	1,914,981
IDEX Corp.	12,091	2,687,950
ITT, Inc.	13,333	1,018,508
Jacobs Solutions, Inc.	21,224	2,445,429
Leidos Holdings, Inc.	21,910	2,225,837
Lincoln Electric Holdings, Inc.	9,379	1,331,818
MDU Resources Group, Inc.	33,372	950,435
Nordson Corp.	9,261	2,083,725
Regal Rexnord Corp.	10,736	1,358,534
Southwest Airlines Co.(c)	96,638	3,512,791
Wabtec Corp.	29,973	2,795,882
Watts Water Technologies, Inc., Class A	5,323	779,074
ZTO Express (Cayman), Inc., ADR (China)(b)	94,376	1,594,011

		45,899,279

Information Technology-11.77%
Amdocs Ltd.	21,116	1,822,522
CDW Corp.	21,933	3,790,242
Check Point Software Technologies Ltd.
(Israel)(c)	20,063	2,592,741
Concentrix Corp.	8,373	1,023,432
FleetCor Technologies, Inc.(c)	12,647	2,353,860
Genpact Ltd.	29,919	1,451,071
Littelfuse, Inc.(b)	4,009	882,982
Skyworks Solutions, Inc.	25,900	2,227,659
TD SYNNEX Corp.	15,503	1,418,679
Teledyne Technologies, Inc.(c)	7,673	3,053,701
TELUS International CDA, Inc. (Philippines)(b)(c)	41,698	1,037,446
Trimble, Inc.(c)	40,329	2,426,193

		24,080,528

Materials-9.30%
AptarGroup, Inc.	10,646	1,055,551
Avery Dennison Corp.	13,175	2,233,821
Berry Global Group, Inc.(c)	22,290	1,054,763
Element Solutions, Inc.	39,860	685,592
FMC Corp.	20,062	2,385,372
ICL Group Ltd. (Israel)	205,586	1,854,386
RPM International, Inc.	20,825	1,969,420
Sealed Air Corp.	23,708	1,128,975
Silgan Holdings, Inc.	18,059	855,274
Suzano S.A., ADR (Brazil)	218,306	2,246,369
Vulcan Materials Co.	21,741	3,559,002

		19,028,525

Real Estate-5.50%
Camden Property Trust	17,670	2,041,768
Equity LifeStyle Properties, Inc.	31,847	2,036,934
Essex Property Trust, Inc.	10,817	2,403,970
Gaming and Leisure Properties, Inc.	41,449	2,077,424
Ventas, Inc.	68,805	2,692,340

		11,252,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Zacks Mid-Cap ETF (CZA)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Utilities-13.00%
AES Corp. (The)	116,800	$3,055,488
Alliant Energy Corp.	41,930	2,187,488
Ameren Corp.	43,309	3,530,550
Avangrid, Inc.(b)	64,195	2,611,453
CMS Energy Corp.	49,114	2,801,954
Entergy Corp.	34,357	3,681,009
Evergy, Inc.	37,802	2,310,836
FirstEnergy Corp.	95,906	3,616,615
Hawaiian Electric Industries, Inc.	18,273	695,105
IDACORP, Inc.	8,472	887,018
OGE Energy Corp.	33,430	1,224,541

		26,602,057

Total Common Stocks & Other Equity Interests (Cost $207,213,361)		204,443,684

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $247,173)	247,173	247,173

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $207,460,534)		204,690,857

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.79%
Invesco Private Government Fund, 3.18%(d)(e)(f)	2,165,480	$2,165,480
Invesco Private Prime Fund, 3.28%(d)(e)(f)	5,586,499	5,586,499

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,751,868)		7,751,979

TOTAL INVESTMENTS IN SECURITIES-103.83% (Cost $215,212,402)		212,442,836
OTHER ASSETS LESS LIABILITIES-(3.83)%		(7,840,458)

NET ASSETS-100.00%.		$204,602,378

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Invesco Ltd.	$1,398,167	$94,042	$(93,051)	$(220,698)	$(15,044)	$1,163,416	$28,076

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	405,744	3,799,918	(3,958,489)	-	-	247,173	1,934

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,151,726	34,674,344	(37,660,590)	-	-	2,165,480	35,947	*

Invesco Private Prime Fund	12,011,712	64,107,519	(70,532,188)	111	(655)	5,586,499	97,167	*

Total	$18,967,349	$102,675,823	$(112,244,318)	$(220,587)	$(15,699)	$9,162,568	$163,124

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Zacks Mid-Cap ETF (CZA)–(continued)

October 31, 2022

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Industrials	22.43

Financials	20.07

Utilities	13.00

Information Technology	11.77

Materials	9.30

Health Care	5.57

Real Estate	5.50

Consumer Discretionary	4.67

Energy	4.02

Consumer Staples	3.59

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Zacks Multi-Asset Income ETF (CVY)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-81.00%
Communication Services-1.29%
KT Corp., ADR (South Korea)(b)	74,774	$950,377
Mobile TeleSystems PJSC, ADR (Russia)(c)(d)	152,493	0
Telefonica S.A., ADR (Spain)(b)	113,582	391,858

		1,342,235

Consumer Discretionary-6.21%
Best Buy Co., Inc.	13,729	939,201
Bloomin’ Brands, Inc.	38,785	931,228
Camping World Holdings, Inc., Class A(b)	13,579	377,904
Carter’s, Inc.(b)	9,768	662,954
Foot Locker, Inc.(b)	22,820	723,394
Guess?, Inc.(b)	19,919	338,225
Honda Motor Co. Ltd., ADR (Japan)	30,403	693,796
LCI Industries(b)	3,157	334,989
M.D.C. Holdings, Inc.	9,908	301,798
Smith & Wesson Brands, Inc.(b)	23,994	270,892
Whirlpool Corp.(b)	6,325	874,368

		6,448,749

Consumer Staples-2.14%
Bunge Ltd.	9,492	936,860
Cal-Maine Foods, Inc.	7,865	444,451
Tyson Foods, Inc., Class A	12,339	843,371

		2,224,682

Energy-21.53%
Alliance Resource Partners L.P	35,236	855,530
Black Stone Minerals L.P	73,472	1,349,681
BP PLC, ADR (United Kingdom)	17,771	591,419
Chesapeake Energy Corp.	11,081	1,133,254
China Petroleum & Chemical Corp., ADR (China)	21,173	846,920
Chord Energy Corp.(b)	4,888	748,304
Crescent Point Energy Corp. (Canada)	131,525	1,029,841
Crestwood Equity Partners L.P	35,227	1,081,469
Delek US Holdings, Inc.	25,400	753,364
Diamondback Energy, Inc.	7,756	1,218,545
Energy Transfer L.P	72,391	924,433
Eni S.p.A., ADR (Italy)	26,847	707,150
Enterprise Products Partners L.P	27,367	691,017
Genesis Energy L.P	46,417	533,331
HF Sinclair Corp.	14,763	903,053
Imperial Oil Ltd. (Canada)	6,708	365,452
Marathon Petroleum Corp.	11,102	1,261,409
MPLX L.P	28,527	956,795
Murphy Oil Corp.	18,853	914,559
Northern Oil and Gas, Inc.	12,297	419,820
NuStar Energy L.P	69,356	1,116,632
PDC Energy, Inc.	15,501	1,118,242
Plains All American Pipeline L.P	70,611	845,214
Shell PLC, ADR (Netherlands)(b)	8,004	445,262
TotalEnergies SE, ADR (France)	8,364	458,096
VAALCO Energy, Inc.	52,385	269,783
Western Midstream Partners L.P	28,388	815,019

		22,353,594

Financials-25.90%
Aflac, Inc.	19,041	1,239,760

	Shares	Value
Financials-(continued)
Ally Financial, Inc.	27,262	$751,341
American International Group, Inc.	19,397	1,105,629
B. Riley Financial, Inc.(b)	6,964	283,296
Banco de Chile, ADR (Chile)	35,761	643,340
Banco Santander Chile, ADR (Chile)	36,981	533,636
Bancolombia S.A., ADR (Colombia)	27,975	709,726
Bank of America Corp.	30,669	1,105,311
BankUnited, Inc.	8,823	317,187
Citigroup, Inc.	20,853	956,319
CNO Financial Group, Inc.	18,008	397,256
Discover Financial Services	10,217	1,067,268
Equitable Holdings, Inc.	24,884	761,948
Evercore, Inc., Class A	6,677	701,753
Everest Re Group Ltd.	2,670	861,502
Fidelity National Financial, Inc.	17,974	707,816
First Bancorp	25,266	398,950
Goldman Sachs Group, Inc. (The)	3,492	1,203,029
HSBC Holdings PLC, ADR (United Kingdom)(b)	16,352	423,680
Invesco Ltd.(e)	39,315	602,306
Jackson Financial, Inc., Class A(b)	21,947	841,887
Jefferies Financial Group, Inc.	23,357	803,714
Lincoln National Corp.	13,369	720,188
MetLife, Inc.	17,032	1,246,913
MGIC Investment Corp.	54,874	749,030
Morgan Stanley	13,372	1,098,777
NatWest Group PLC, ADR (United Kingdom)(b)	139,765	757,526
OneMain Holdings, Inc.	17,522	675,648
PacWest Bancorp	24,141	600,145
Popular, Inc.	9,204	650,907
Radian Group, Inc.	17,402	363,180
SLM Corp.	39,763	659,668
Synchrony Financial	32,377	1,151,326
Virtu Financial, Inc., Class A	13,945	312,089
Virtus Investment Partners, Inc.	1,955	335,263
Wells Fargo & Co.	24,915	1,145,841

		26,883,155

Health Care-1.82%
Organon & Co.	19,201	502,682
Takeda Pharmaceutical Co. Ltd., ADR (Japan)(b)	33,748	446,149
Viatris, Inc.	92,856	940,631

		1,889,462

Industrials-2.29%
Allison Transmission Holdings, Inc.	9,478	400,446
Danaos Corp. (Greece)	4,402	249,593
Global Ship Lease, Inc., Class A (United Kingdom)(b)	16,206	277,123
Ryder System, Inc.	9,418	758,243
Textainer Group Holdings Ltd. (China)(b)	11,339	339,263
Triton International Ltd. (Bermuda)	5,725	347,450

		2,372,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Information Technology-1.43%
Avnet, Inc.	15,840	$636,609
HP, Inc.	30,774	849,978

		1,486,587

Materials-6.14%
Algoma Steel Group, Inc. (Canada)(b)	38,680	263,411
Celanese Corp.	7,250	696,870
Chemours Co. (The)(b)	17,742	507,953
CVR Partners L.P	11,780	1,425,380
Gerdau S.A., ADR (Brazil)	183,805	915,349
Huntsman Corp.	20,696	553,825
LyondellBasell Industries N.V., Class A	10,044	767,864
Ramaco Resources, Inc.(b)	24,078	271,841
Trinseo PLC(b)	8,058	151,652
Tronox Holdings PLC, Class A	20,403	244,836
Vale S.A., ADR (Brazil)(b)	44,277	572,944

		6,371,925

Real Estate-10.43%
Agree Realty Corp.	15,160	1,041,492
Apple Hospitality REIT, Inc.	30,659	524,882
Corporate Office Properties Trust	14,258	379,976
EPR Properties	8,312	320,843
Four Corners Property Trust, Inc.(b)	8,228	210,801
Gaming and Leisure Properties, Inc.	24,050	1,205,386
Iron Mountain, Inc.(b)	21,361	1,069,545
LTC Properties, Inc.	5,111	197,642
National Health Investors, Inc.(b)	5,452	309,128
National Retail Properties, Inc.	22,324	938,278
Omega Healthcare Investors, Inc.	36,892	1,172,428
Phillips Edison & Co., Inc.(b)	22,124	666,817
Sabra Health Care REIT, Inc.	44,039	601,573
VICI Properties, Inc.	36,970	1,183,780
W.P. Carey, Inc.(b)	13,187	1,006,168

		10,828,739

Utilities-1.82%
NRG Energy, Inc.	23,464	1,041,801
Suburban Propane Partners L.P	51,736	845,884

		1,887,685

Total Common Stocks & Other Equity Interests (Cost $87,029,784)		84,088,931

Preferred Stocks-9.45%
Financials-9.45%
Arch Capital Group Ltd., Series G, Pfd., 4.55%	27,052	475,033
Bank of America Corp., Series L, Conv. Pfd., 7.25%	980	1,137,251
Bank of America Corp., Series QQ, Pfd., 4.25%(b)	62,833	1,048,055
Capital One Financial Corp., Series L, Pfd., 4.38%(b)	42,797	680,472
First Republic Bank, Series N, Pfd., 4.50%	48,164	811,082
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	60,082	1,094,093
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	59,550	1,104,057
Prospect Capital Corp., Series A, Pfd., 5.35%	9,175	150,011

	Shares	Value
Financials-(continued)
Silvergate Capital Corp., Series A, Pfd., 5.38%	9,577	$136,568
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	972	1,132,895
Wells Fargo & Co., Series Z, Pfd., 4.75%(b)	57,799	1,040,382
Wells Fargo & Co., Series CC, Pfd., 4.38%(b)	60,723	1,006,788

Total Preferred Stocks (Cost $13,068,014)		9,816,687

Closed-End Funds-9.13%
Allspring Income Opportunities Fund	40,807	260,757
Ares Dynamic Credit Allocation Fund, Inc.	17,158	199,548
Barings Global Short Duration High Yield Fund	13,663	172,017
Blackstone Strategic Credit Fund(b)	24,124	253,784
DoubleLine Income Solutions Fund	83,679	929,674
DoubleLine Yield Opportunities Fund	40,582	532,842
Eaton Vance Ltd. Duration Income Fund	75,949	717,718
First Trust High Yield Opportunities 2027 Term Fund(b)	31,411	435,356
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	19,453	361,826
GAMCO Global Gold Natural Resources & Income Trust	141,582	487,042
Highland Income Fund	45,521	513,022
Neuberger Berman Next Generation
Connectivity Fund, Inc.	74,399	715,718
Nuveen Global High Income Fund	11,503	131,019
Nuveen Preferred & Income Opportunities Fund	67,913	500,519
Oxford Lane Capital Corp.(b)	184,544	981,774
PGIM Global High Yield Fund, Inc.	29,532	313,335
PGIM High Yield Bond Fund, Inc.	27,082	324,442
PIMCO Dynamic Income Opportunities Fund	79,557	1,055,721
Western Asset Emerging Markets Debt Fund, Inc.(b)	51,294	415,481
Western Asset High Income Opportunity Fund, Inc.	46,597	176,603

Total Closed-End Funds (Cost $11,619,371)		9,478,198

Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(e)(f) (Cost $324,526)	324,526	324,526

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $112,041,695)		103,708,342

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.22%
Invesco Private Government Fund, 3.18%(e)(f)(g)	4,131,985	4,131,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.28%(e)(f)(g)	10,628,663	$10,628,663

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,760,451)		14,760,648

TOTAL INVESTMENTS IN SECURITIES-114.11% (Cost $126,802,146)		118,468,990
OTHER ASSETS LESS LIABILITIES-(14.11)%		(14,653,499)

NET ASSETS-100.00%.		$103,815,491

Investment Abbreviations:

ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Invesco Ltd.	$689,140	$533,439	$(435,421)	$(128,260)	$(56,592)	$602,306	$18,402

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	28,298	4,769,177	(4,472,949)	-	-	324,526	1,600

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,227,180	25,904,193	(26,999,388)	-	-	4,131,985	41,004	*

Invesco Private Prime Fund	11,906,148	54,263,647	(55,541,739)	(786)	1,393	10,628,663	110,713	*

Total	$17,850,766	$85,470,456	$(87,449,497)	$(129,046)	$(55,199)	$15,687,480	$171,719

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Zacks Multi-Asset Income ETF (CVY)–(continued)

October 31, 2022

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Financials	35.35

Energy	21.53

Real Estate	10.43

Closed-End Funds	9.13

Consumer Discretionary	6.21

Materials	6.14

Sector Types Each Less Than 3%	10.79

Money Market Funds Plus Other Assets Less Liabilities	0.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

(This Page Intentionally Left Blank)

37

Statements of Assets and Liabilities

October 31, 2022

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)	Invesco Dynamic Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Assets:
Unaffiliated investments in securities, at value(a)	$553,350,643	$797,165,436	$136,195,274	$1,458,414,470
Affiliated investments in securities, at value	75,707,532	26,039,478	1,780,738	54,725,779
Cash	-	-	-	-
Receivable for:
Dividends	91,729	1,113,257	170,307	589,009
Securities lending	2,846	1,814	250	7,379
Investments sold	-	-	-	-
Fund shares sold	-	-	-	27,108,357
Foreign tax reclaims	-	-	-	-
Other assets	15,597	13,668	8,930	27,866

Total assets	629,168,347	824,333,653	138,155,499	1,540,872,860

Liabilities:
Due to custodian	-	-	-	1,307
Payable for:
Investments purchased	-	-	149,824	27,099,687
Collateral upon return of securities loaned	75,259,737	25,764,733	1,704,370	53,902,985
Fund shares repurchased	-	-	-	-
Expenses recaptured	-	-	-	-
Accrued advisory fees	224,221	318,604	12,965	314,156
Accrued trustees’ and officer’s fees	88,564	122,771	44,116	42,561
Accrued expenses	102,387	319,756	50,250	219,728

Total liabilities	75,674,909	26,525,864	1,961,525	81,580,424

Net Assets	$553,493,438	$797,807,789	$136,193,974	$1,459,292,436

Net assets consist of:
Shares of beneficial interest	$793,669,701	$1,231,366,707	$143,087,902	$1,598,509,265
Distributable earnings (loss)	(240,176,263)	(433,558,918)	(6,893,928)	(139,216,829)

Net Assets	$553,493,438	$797,807,789	$136,193,974	$1,459,292,436

Shares outstanding (unlimited amount authorized, $0.01 par value)	8,990,000	17,200,000	1,850,000	17,810,000
Net asset value	$61.57	$46.38	$73.62	$81.94

Market price	$61.57	$46.42	$73.66	$81.97

Unaffiliated investments in securities, at cost	$560,627,318	$773,565,688	$136,964,537	$1,511,643,134

Affiliated investments in securities, at cost	$75,703,972	$26,038,541	$1,780,622	$54,724,575

(a) Includes securities on loan with an aggregate value of:	$73,108,404	$25,138,719	$1,676,386	$52,879,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$48,487,611	$1,012,049,962	$317,852,023	$206,006,106	$165,841,444	$671,765,067	$203,280,268	$102,781,510
43,770	150,713,041	51,650,787	37,616,489	23,391,300	169,174,103	9,162,568	15,687,480
-	-	320	-	-	-	-	2,790

35,003	218,094	104,012	92,798	85,746	224,828	140,067	241,970
-	15,410	5,357	4,305	1,854	18,116	4,588	18,021
-	-	-	1,767,856	-	-	-	66,328
-	6,238,442	-	-	-	1,889,198	-	-
-	-	-	-	-	-	-	14,549
16,543	36,719	7,175	9,790	11,053	26,714	15,499	14,510

48,582,927	1,169,271,668	369,619,674	245,497,344	189,331,397	843,098,026	212,602,990	118,827,158

-	902	-	17,640	-	-	-	-

-	6,236,000	-	-	-	1,886,665	-	25,272
-	150,308,001	51,510,858	37,615,999	23,284,094	158,333,007	7,751,868	14,760,451
-	-	-	1,768,705	-	-	-	-
-	-	-	2,183	-	-	-	-
5,639	231,107	45,294	46,799	37,836	154,739	82,065	34,615
34,563	64,280	42,762	46,284	45,005	49,438	10,234	9,536
40,228	18,313	90,365	62,790	39,839	206,080	156,445	181,793

80,430	156,858,603	51,689,279	39,560,400	23,406,774	160,629,929	8,000,612	15,011,667

$48,502,497	$1,012,413,065	$317,930,395	$205,936,944	$165,924,623	$682,468,097	$204,602,378	$103,815,491

$64,849,826	$1,208,946,307	$359,724,361	$259,388,967	$226,653,919	$821,985,019	$339,611,890	$555,632,917
(16,347,329)	(196,533,242)	(41,793,966)	(53,452,023)	(60,729,296)	(139,516,922)	(135,009,512)	(451,817,426)

$48,502,497	$1,012,413,065	$317,930,395	$205,936,944	$165,924,623	$682,468,097	$204,602,378	$103,815,491

970,000	12,960,000	4,560,000	4,670,000	3,350,000	14,450,000	2,360,000	4,810,800
$50.00	$78.12	$69.72	$44.10	$49.53	$47.23	$86.70	$21.58

$50.05	$78.23	$69.80	$44.14	$49.61	$47.28	$86.71	$21.59

$45,890,273	$955,327,672	$307,139,994	$203,835,025	$152,575,909	$685,001,008	$205,403,748	$111,175,813

$43,770	$150,714,123	$51,650,366	$37,615,999	$23,391,318	$175,469,934	$9,808,654	$15,626,333

$-	$147,036,636	$49,880,651	$36,393,733	$22,809,942	$154,372,949	$7,567,796	$14,404,221

39

Statements of Operations

For the six months ended October 31, 2022

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)	Invesco Dynamic Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)

Investment income:
Unaffiliated dividend income	$2,712,086	$11,168,455	$1,496,452	$8,716,878
Affiliated dividend income	2,194	4,801	587	4,792
Securities lending income, net	13,135	7,400	2,264	26,092
Foreign withholding tax	(12,065)	-	-	-

Total investment income	2,715,350	11,180,656	1,499,303	8,747,762

Expenses:
Advisory fees	1,446,654	1,940,668	156,880	1,577,737
Sub-licensing fees	86,798	116,438	15,717	175,093
Accounting & administration fees	32,382	32,963	10,051	32,345
Professional fees	15,918	15,790	17,307	15,376
Printing fees	28,423	8,915	6,322	18,483
Custodian & transfer agent fees	6,120	5,617	1,944	4,554
Trustees’ and officer’s fees	(11,285)	(17,454)	(4,509)	(280)
Recapture (Note 3)	-	-	-	-
Other expenses	17,488	13,422	10,577	13,816

Total expenses	1,622,498	2,116,359	214,289	1,837,124

Less: Waivers	(88)	(280)	(57,446)	(244)

Net expenses	1,622,410	2,116,079	156,843	1,836,880

Net investment income	1,092,940	9,064,577	1,342,460	6,910,882

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(43,843,739)	(32,569,722)	(2,886,337)	(54,836,164)
Affiliated investment securities	(3,041)	3,098	(231)	7,680
Unaffiliated in-kind redemptions	19,330,344	36,347,830	3,256,641	17,503,675
Affiliated in-kind redemptions	-	-	-	-
Foreign currencies	-	-	-	-

Net realized gain (loss)	(24,516,436)	3,781,206	370,073	(37,324,809)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,734,782	(9,900,963)	(4,885,002)	(10,438,396)
Affiliated investment securities	2,725	(443)	(30)	462
Foreign currencies	-	-	-	-

Change in net unrealized appreciation (depreciation)	1,737,507	(9,901,406)	(4,885,032)	(10,437,934)

Net realized and unrealized gain (loss)	(22,778,929)	(6,120,200)	(4,514,959)	(47,762,743)

Net increase (decrease) in net assets resulting from operations	$(21,685,989)	$2,944,377	$(3,172,499)	$(40,851,861)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$696,401	$9,696,904	$3,040,763	$2,688,159	$1,345,578	$6,470,290	$2,091,485	$2,817,684
6,915	6,406	5,476	1,880	896	96,288	30,010	20,002
-	54,976	141,649	21,628	10,834	92,172	86,937	120,551
-	-	-	-	(4,469)	(9,266)	(15,511)	(38,314)

703,316	9,758,286	3,187,888	2,711,667	1,352,839	6,649,484	2,192,921	2,919,923

74,798	1,324,313	383,761	306,903	217,048	966,655	513,680	268,084
5,159	91,332	50,531	34,345	19,093	125,115	141,503	67,823
7,591	38,477	17,077	12,986	12,299	25,567	13,925	11,327
16,680	16,027	13,886	13,572	13,526	14,658	13,801	13,801
4,442	28,816	8,826	10,656	24,508	13,921	5,609	5,009
1,577	8,290	2,266	1,880	3,478	5,323	2,974	3,650
(2,681)	(4,666)	(3,300)	(4,331)	(4,515)	(3,032)	3,862	3,486
-	-	-	26,196	-	-	55,115	9,709
10,052	20,003	11,043	10,524	11,919	11,510	7,450	6,636

117,618	1,522,592	484,090	412,731	297,356	1,159,717	757,919	389,525

(17,064)	(278)	(100,690)	(124)	(5,515)	(201)	(80)	(83)

100,554	1,522,314	383,400	412,607	291,841	1,159,516	757,839	389,442

602,762	8,235,972	2,804,488	2,299,060	1,060,998	5,489,968	1,435,082	2,530,481

(4,607,089)	(107,979,876)	(41,735,508)	(22,492,146)	(17,704,634)	(81,593,193)	(10,389,654)	(1,259,379)
(279,221)	(997)	1,716	1,575	1,867	(1,641,630)	(7,883)	(91,407)
1,216,005	2,115,048	1,738,547	3,034,114	611,056	23,534,579	616,237	684,826
-	-	-	-	-	-	(7,816)	36,208
-	-	-	-	-	-	(1,090)	(259)

(3,670,305)	(105,865,825)	(39,995,245)	(19,456,457)	(17,091,711)	(59,700,244)	(9,790,206)	(630,011)

1,680,062	64,631,118	37,109,692	13,579,490	21,670,545	24,224,558	934,240	(4,307,141)
197,725	(3,121)	(2,840)	221	(867)	(10,663,980)	(220,587)	(129,046)
-	-	-	-	-	-	143	-

1,877,787	64,627,997	37,106,852	13,579,711	21,669,678	13,560,578	713,796	(4,436,187)

(1,792,518)	(41,237,828)	(2,888,393)	(5,876,746)	4,577,967	(46,139,666)	(9,076,410)	(5,066,198)

$(1,189,756)	$(33,001,856)	$(83,905)	$(3,577,686)	$5,638,965	$(40,649,698)	$(7,641,328)	$(2,535,717)

41

Statements of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco Dynamic Large Cap Growth ETF (PWB)		Invesco Dynamic Large Cap Value ETF (PWV)

	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income	$1,092,940	$376,783	$9,064,577	$16,769,438
Net realized gain (loss)	(24,516,436)	95,003,839	3,781,206	99,233,903
Change in net unrealized appreciation (depreciation)	1,737,507	(166,843,881)	(9,901,406)	(70,470,743)

Net increase (decrease) in net assets resulting from operations	(21,685,989)	(71,463,259)	2,944,377	45,532,598

Distributions to Shareholders from:
Distributable earnings	(621,253)	(365,218)	(9,194,094)	(15,751,004)

Shareholder Transactions:
Proceeds from shares sold	115,185,537	683,790,394	197,844,914	862,210,535
Value of shares repurchased	(152,802,431)	(751,700,890)	(195,870,546)	(826,385,789)

Net increase (decrease) in net assets resulting from share transactions	(37,616,894)	(67,910,496)	1,974,368	35,824,746

Net increase (decrease) in net assets	(59,924,136)	(139,738,973)	(4,275,349)	65,606,340

Net assets:
Beginning of period	613,417,574	753,156,547	802,083,138	736,476,798

End of period	$553,493,438	$613,417,574	$797,807,789	$802,083,138

Changes in Shares Outstanding:
Shares sold	1,780,000	9,010,000	4,120,000	18,430,000
Shares repurchased	(2,420,000)	(9,950,000)	(4,110,000)	(17,900,000)
Shares outstanding, beginning of period	9,630,000	10,570,000	17,190,000	16,660,000

Shares outstanding, end of period	8,990,000	9,630,000	17,200,000	17,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 100 Equal Weight ETF (EQWL)		Invesco S&P 500 GARP ETF (SPGP)		Invesco S&P 500 Value with Momentum ETF (SPVM)

Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$1,342,460	$2,086,410	$6,910,882	$5,850,729	$602,762	$693,535
370,073	12,799,261	(37,324,809)	59,816,066	(3,670,305)	4,923,278
(4,885,032)	(16,759,791)	(10,437,934)	(95,486,047)	1,877,787	(4,980,772)

(3,172,499)	(1,874,120)	(40,851,861)	(29,819,252)	(1,189,756)	636,041

(1,318,079)	(2,001,177)	(7,017,584)	(5,341,272)	(625,237)	(604,427)

35,096,493	64,567,907	910,085,165	1,038,392,786	3,129,114	58,806,721
(12,004,846)	(32,717,663)	(236,673,675)	(581,218,960)	(10,492,444)	(36,529,195)

23,091,647	31,850,244	673,411,490	457,173,826	(7,363,330)	22,277,526

18,601,069	27,974,947	625,542,045	422,013,302	(9,178,323)	22,309,140

117,592,905	89,617,958	833,750,391	411,737,089	57,680,820	35,371,680

$136,193,974	$117,592,905	$1,459,292,436	$833,750,391	$48,502,497	$57,680,820

480,000	780,000	11,050,000	11,450,000	60,000	1,140,000
(160,000)	(400,000)	(2,990,000)	(6,530,000)	(220,000)	(740,000)
1,530,000	1,150,000	9,750,000	4,830,000	1,130,000	730,000

1,850,000	1,530,000	17,810,000	9,750,000	970,000	1,130,000

43

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco S&P MidCap Momentum ETF (XMMO)		Invesco S&P MidCap Quality ETF (XMHQ)

	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income	$8,235,972	$6,330,288	$2,804,488	$3,813,837
Net realized gain (loss)	(105,865,825)	119,896,964	(39,995,245)	16,501,103
Change in net unrealized appreciation (depreciation)	64,627,997	(159,804,900)	37,106,852	(58,434,417)

Net increase (decrease) in net assets resulting from operations	(33,001,856)	(33,577,648)	(83,905)	(38,119,477)

Distributions to Shareholders from:
Distributable earnings	(7,005,787)	(5,860,692)	(2,476,906)	(3,640,191)

Shareholder Transactions:
Proceeds from shares sold	178,055,581	823,003,559	24,438,560	284,230,745
Value of shares repurchased	(20,045,029)	(833,089,042)	(33,771,105)	(158,514,963)

Net increase (decrease) in net assets resulting from share transactions	158,010,552	(10,085,483)	(9,332,545)	125,715,782

Net increase (decrease) in net assets	118,002,909	(49,523,823)	(11,893,356)	83,956,114

Net assets:
Beginning of period	894,410,156	943,933,979	329,823,751	245,867,637

End of period	$1,012,413,065	$894,410,156	$317,930,395	$329,823,751

Changes in Shares Outstanding:
Shares sold	2,310,000	9,520,000	360,000	3,660,000
Shares repurchased	(260,000)	(9,650,000)	(510,000)	(2,100,000)
Shares outstanding, beginning of period	10,910,000	11,040,000	4,710,000	3,150,000

Shares outstanding, end of period	12,960,000	10,910,000	4,560,000	4,710,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P MidCap Value with Momentum ETF (XMVM)		Invesco S&P SmallCap Momentum ETF (XSMO)		Invesco S&P SmallCap Value with Momentum ETF (XSVM)

Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$2,299,060	$2,925,259	$1,060,998	$835,815	$5,489,968	$6,652,864
(19,456,457)	9,464,877	(17,091,711)	10,419,114	(59,700,244)	46,748,587
13,579,711	(31,025,967)	21,669,678	(22,609,377)	13,560,578	(83,506,267)

(3,577,686)	(18,635,831)	5,638,965	(11,354,448)	(40,649,698)	(30,104,816)

(2,145,459)	(2,951,914)	(937,502)	(643,957)	(5,500,812)	(7,211,062)

21,694,747	329,697,440	21,584,038	134,709,434	174,282,487	826,529,006
(67,104,532)	(183,761,913)	(6,012,876)	(148,607,414)	(156,739,118)	(337,456,810)

(45,409,785)	145,935,527	15,571,162	(13,897,980)	17,543,369	489,072,196

(51,132,930)	124,347,782	20,272,625	(25,896,385)	(28,607,141)	451,756,318

257,069,874	132,722,092	145,651,998	171,548,383	711,075,238	259,318,920

$205,936,944	$257,069,874	$165,924,623	$145,651,998	$682,468,097	$711,075,238

500,000	6,950,000	450,000	2,490,000	3,680,000	15,650,000
(1,590,000)	(4,050,000)	(130,000)	(2,810,000)	(3,440,000)	(6,710,000)
5,760,000	2,860,000	3,030,000	3,350,000	14,210,000	5,270,000

4,670,000	5,760,000	3,350,000	3,030,000	14,450,000	14,210,000

45

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco Zacks Mid-Cap ETF (CZA)		Invesco Zacks Multi-Asset Income ETF (CVY)

	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income	$1,435,082	$2,605,072	$2,530,481	$3,567,812
Net realized gain (loss)	(9,790,206)	42,731,341	(630,011)	16,936,252
Change in net unrealized appreciation (depreciation)	713,796	(39,236,166)	(4,436,187)	(23,467,869)

Net increase (decrease) in net assets resulting from operations	(7,641,328)	6,100,247	(2,535,717)	(2,963,805)

Distributions to Shareholders from:
Distributable earnings	-	(2,026,356)	(2,372,355)	(3,371,434)

Shareholder Transactions:
Proceeds from shares sold	12,663,945	262,504,961	5,356,914	52,051,477
Value of shares repurchased	(12,155,401)	(281,641,386)	(10,783,169)	(65,102,764)

Net increase (decrease) in net assets resulting from share transactions	508,544	(19,136,425)	(5,426,255)	(13,051,287)

Net increase (decrease) in net assets	(7,132,784)	(15,062,534)	(10,334,327)	(19,386,526)

Net assets:
Beginning of period	211,735,162	226,797,696	114,149,818	133,536,344

End of period	$204,602,378	$211,735,162	$103,815,491	$114,149,818

Changes in Shares Outstanding:
Shares sold	140,000	2,840,000	250,000	2,110,000
Shares repurchased	(140,000)	(3,030,000)	(480,000)	(2,620,000)
Shares outstanding, beginning of period	2,360,000	2,550,000	5,040,800	5,550,800

Shares outstanding, end of period	2,360,000	2,360,000	4,810,800	5,040,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights

Invesco Dynamic Large Cap Growth ETF (PWB)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,

			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$63.70		$71.25	$48.91	$48.75	$43.32	$35.00

Net investment income(a)	0.12		0.04	0.08	0.19	0.48	0.27
Net realized and unrealized gain (loss) on investments	(2.18)		(7.55)	22.34	0.24	5.39	8.32

Total from investment operations	(2.06)		(7.51)	22.42	0.43	5.87	8.59

Distributions to shareholders from:
Net investment income	(0.07)		(0.04)	(0.08)	(0.27)	(0.44)	(0.27)

Net asset value at end of period	$61.57		$63.70	$71.25	$48.91	$48.75	$43.32

Market price at end of period(b)	$61.57		$63.74	$71.25	$48.93	$48.77	$43.38

Net Asset Value Total Return(c)	(3.23)%		(10.55)%	45.89%	0.92%	13.69%	24.63%
Market Price Total Return(c)	(3.29)%		(10.50)%	45.83%	0.91%	13.57%	24.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$553,493		$613,418	$753,157	$613,853	$758,057	$569,715
Ratio to average net assets of:
Expenses	0.56	%(d)	0.55%	0.56%	0.56%	0.55%	0.57%
Net investment income	0.38	%(d)	0.05%	0.13%	0.38%	1.06%	0.68%
Portfolio turnover rate(e)	56%		129%	118%	166%	181%	119%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights–(continued)

Invesco Dynamic Large Cap Value ETF (PWV)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,

			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$46.66		$44.21	$33.19	$36.73	$36.10	$35.26

Net investment income(a)	0.53		0.99	0.91	0.91	0.84	0.73
Net realized and unrealized gain (loss) on investments	(0.27)		2.40	11.05	(3.52)	0.68	0.83

Total from investment operations	0.26		3.39	11.96	(2.61)	1.52	1.56

Distributions to shareholders from:
Net investment income	(0.54)		(0.94)	(0.94)	(0.93)	(0.89)	(0.72)

Net asset value at end of period	$46.38		$46.66	$44.21	$33.19	$36.73	$36.10

Market price at end of period(b)	$46.42		$46.66	$44.20	$33.23	$36.74	$36.13

Net Asset Value Total Return(c)	0.62%		7.72%	36.68%	(7.12)%	4.32%	4.39%
Market Price Total Return(c)	0.71%		7.75%	36.50%	(7.04)%	4.26%	4.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$797,808		$802,083	$736,477	$678,709	$1,041,362	$1,373,520
Ratio to average net assets of:
Expenses	0.55	%(d)	0.55%	0.58%	0.56%	0.55%	0.56%
Net investment income	2.34	%(d)	2.12%	2.47%	2.43%	2.33%	1.96%
Portfolio turnover rate(e)	58%		113%	149%	142%	189%	128%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights—(continued)

Invesco S&P 100 Equal Weight ETF (EQWL)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,

			2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$76.86		$77.93	$53.60	$56.90		$52.38	$46.71

Net investment income(a)	0.79		1.57	1.34	1.30		1.14	0.88
Net realized and unrealized gain (loss) on investments	(3.23)		(1.14)	24.35	(3.22)		4.52	5.63

Total from investment operations	(2.44)		0.43	25.69	(1.92)		5.66	6.51

Distributions to shareholders from:
Net investment income	(0.80)		(1.50)	(1.36)	(1.38)		(1.14)	(0.84)

Net asset value at end of period	$73.62		$76.86	$77.93	$53.60		$56.90	$52.38

Market price at end of period(b)	$73.66		$76.71	$77.98	$53.54		$56.91	$52.42

Net Asset Value Total Return(c)	(3.15)%		0.46%	48.53%	(3.34)%		11.04%	14.02%
Market Price Total Return(c)	(2.92)%		0.20%	48.79%	(3.46)%		10.98%	14.01%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$136,194		$117,593	$89,618	$53,604		$59,749	$60,232
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.26	%(e)	0.25%	0.25%
Expenses, prior to Waivers	0.34	%(d)	0.35%	0.40%	0.40	%(e)	0.41%	0.47%
Net investment income	2.14	%(d)	1.90%	2.08%	2.28	%(e)	2.13%	1.74%
Portfolio turnover rate(f)	9%		15%	20%	51%		24%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights—(continued)

Invesco S&P 500 GARP ETF (SPGP)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,

			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$85.51		$85.25	$51.39	$55.20	$47.90	$38.49

Net investment income(a)	0.52		0.75	0.71	0.71	0.47	0.35
Net realized and unrealized gain (loss) on investments	(3.57)		0.17 (b)	33.95	(3.81)	7.29	9.38

Total from investment operations	(3.05)		0.92	34.66	(3.10)	7.76	9.73

Distributions to shareholders from:
Net investment income	(0.52)		(0.66)	(0.80)	(0.71)	(0.46)	(0.32)

Net asset value at end of period	$81.94		$85.51	$85.25	$51.39	$55.20	$47.90

Market price at end of period(c)	$81.97		$85.51	$85.34	$51.43	$55.18	$47.94

Net Asset Value Total Return(d)	(3.55)%		1.04%	67.94%	(5.56)%	16.35%	25.36%
Market Price Total Return(d)	(3.51)%		0.94%	67.99%	(5.45)%	16.20%	25.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,459,292		$833,750	$411,737	$244,088	$229,088	$208,355
Ratio to average net assets of:
Expenses	0.34	%(e)	0.33%	0.36%	0.34%	0.36%	0.39%
Net investment income	1.27	%(e)	0.83%	1.07%	1.23%	0.92%	0.80%
Portfolio turnover rate(f)	33%		50%	68%	110%	17%	19%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights–(continued)

Invesco S&P 500 Value with Momentum ETF (SPVM)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,

			2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$51.04		$48.45	$31.56	$40.00		$38.01	$35.60

Net investment income(a)	0.57		0.84	0.78	0.87		1.03	0.93
Net realized and unrealized gain (loss) on investments	(1.03)		2.50 (b)	16.94	(8.26)		2.06	2.28

Total from investment operations	(0.46)		3.34	17.72	(7.39)		3.09	3.21

Distributions to shareholders from:
Net investment income	(0.58)		(0.75)	(0.83)	(1.05)		(1.10)	(0.80)

Net asset value at end of period	$50.00		$51.04	$48.45	$31.56		$40.00	$38.01

Market price at end of period(c)	$50.05		$50.98	$48.46	$31.62		$39.99	$38.03

Net Asset Value Total Return(d)	(0.83)%		6.94%	56.93%	(18.74)%		8.40%	9.07%
Market Price Total Return(d)	(0.62)%		6.80%	56.68%	(18.57)%		8.31%	9.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$48,502		$57,681	$35,372	$44,190		$96,009	$104,539
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.40	%(f)	0.39%	0.39%
Expenses, prior to Waivers	0.46	%(e)	0.48%	0.57%	0.45	%(f)	0.41%	0.44%
Net investment income	2.34	%(e)	1.64%	2.07%	2.24	%(f)	2.70%	2.49%
Portfolio turnover rate(g)	44%		71%	83%	127%		32%	25%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights–(continued)

Invesco S&P MidCap Momentum ETF (XMMO)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,

			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$81.98		$85.50	$54.07	$59.05	$45.61	$34.85

Net investment income(a)	0.69		0.58	0.32	0.49	0.06	0.02
Net realized and unrealized gain (loss) on investments	(3.96)		(3.56)	31.45	(4.92)	13.47	10.79

Total from investment operations	(3.27)		(2.98)	31.77	(4.43)	13.53	10.81

Distributions to shareholders from:
Net investment income	(0.59)		(0.54)	(0.34)	(0.55)	(0.09)	(0.05)

Net asset value at end of period	$78.12		$81.98	$85.50	$54.07	$59.05	$45.61

Market price at end of period(b)	$78.23		$82.00	$85.51	$54.17	$59.07	$45.71

Net Asset Value Total Return(c)	(3.95)%		(3.50)%	58.94%	(7.45)%	29.72%	31.05%
Market Price Total Return(c)	(3.84)%		(3.49)%	58.66%	(7.32)%	29.48%	31.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,012,413		$894,410	$943,934	$519,048	$625,899	$132,259
Ratio to average net assets of:
Expenses, after Waivers	0.33	%(d)	0.33%	0.33%	0.34%	0.39%	0.39%
Expenses, prior to Waivers	0.33	%(d)	0.33%	0.33%	0.34%	0.39%	0.43%
Net investment income	1.80	%(d)	0.67%	0.44%	0.84%	0.12%	0.05%
Portfolio turnover rate(e)	72%		135%	100%	194%	30%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights–(continued)

Invesco S&P MidCap Quality ETF (XMHQ)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,

			2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$70.03		$78.05	$47.16	$50.74		$47.29	$43.74

Net investment income(a)	0.62		1.00	0.77	0.67		0.66	0.60
Net realized and unrealized gain (loss) on investments	(0.38)		(8.07)	30.84	(3.49)		3.46	3.53

Total from investment operations	0.24		(7.07)	31.61	(2.82)		4.12	4.13

Distributions to shareholders from:
Net investment income	(0.55)		(0.95)	(0.72)	(0.76)		(0.67)	(0.58)

Net asset value at end of period	$69.72		$70.03	$78.05	$47.16		$50.74	$47.29

Market price at end of period(b)	$69.80		$70.16	$78.13	$47.33		$50.72	$47.30

Net Asset Value Total Return(c)	0.40%		(9.16)%	67.43%	(5.52)%		8.85%	9.50%
Market Price Total Return(c)	0.32%		(9.07)%	67.00%	(5.15)%		8.78%	9.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$317,930		$329,824	$245,868	$23,578		$25,372	$23,645
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.27	%(e)	0.25%	0.25%
Expenses, prior to Waivers	0.32	%(d)	0.31%	0.37%	0.56	%(e)	0.61%	0.66%
Net investment income	1.83	%(d)	1.30%	1.17%	1.35	%(e)	1.36%	1.31%
Portfolio turnover rate(f)	51%		83%	56%	130%		30%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights–(continued)

Invesco S&P MidCap Value with Momentum ETF (XMVM)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,

			2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$44.63		$46.41	$25.75	$32.38		$30.69	$31.00

Net investment income(a)	0.46		0.64	0.38	0.54		0.84	0.69
Net realized and unrealized gain (loss) on investments	(0.56)		(1.79)	20.73	(6.49)		1.64	(0.26)

Total from investment operations	(0.10)		(1.15)	21.11	(5.95)		2.48	0.43

Distributions to shareholders from:
Net investment income	(0.43)		(0.63)	(0.45)	(0.68)		(0.79)	(0.74)

Net asset value at end of period	$44.10		$44.63	$46.41	$25.75		$32.38	$30.69

Market price at end of period(b)	$44.14		$44.65	$46.51	$25.81		$32.36	$30.69

Net Asset Value Total Return(c)	(0.14)%		(2.51)%	82.77%	(18.59)%		8.36%	1.39%
Market Price Total Return(c)	(0.10)%		(2.67)%	82.75%	(18.34)%		8.30%	1.39%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$205,937		$257,070	$132,722	$45,060		$51,809	$46,028
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.39%	0.39%	0.40	%(e)	0.39%	0.39%
Expenses, prior to Waivers	0.39	%(d)	0.39%	0.46%	0.44	%(e)	0.48%	0.51%
Net investment income	2.17	%(d)	1.38%	1.09%	1.72	%(e)	2.73%	2.24%
Portfolio turnover rate(f)	36%		76%	78%	128%		49%	52%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Financial Highlights–(continued)

Invesco S&P SmallCap Momentum ETF (XSMO)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,

			2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$48.07		$51.21	$32.48	$37.29	$33.25	$28.50

Net investment income(a)	0.34		0.26	0.24	0.34	0.13	0.14
Net realized and unrealized gain (loss) on investments	1.42		(3.20)	18.77	(4.71)	4.04	4.75

Total from investment operations	1.76		(2.94)	19.01	(4.37)	4.17	4.89

Distributions to shareholders from:
Net investment income	(0.30)		(0.20)	(0.28)	(0.44)	(0.13)	(0.14)

Net asset value at end of period	$49.53		$48.07	$51.21	$32.48	$37.29	$33.25

Market price at end of period(b)	$49.61		$48.05	$51.16	$32.56	$37.31	$33.31

Net Asset Value Total Return(c)	3.72%		(5.78)%	58.74%	(11.70)%	12.55%	17.18%
Market Price Total Return(c)	3.93%		(5.72)%	58.20%	(11.53)%	12.41%	17.43%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$165,925		$145,652	$171,548	$74,694	$89,495	$48,215
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(d)	0.37%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.40	%(d)	0.37%	0.40%	0.40%	0.44%	0.59%
Net investment income	1.42	%(d)	0.48%	0.53%	0.92%	0.37%	0.47%
Portfolio turnover rate(e)	61%		147%	132%	180%	44%	43%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Financial Highlights–(continued)

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,

			2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$50.04		$49.21	$22.95	$30.31		$30.37	$29.27

Net investment income(a)	0.39		0.74	0.38	0.51		0.58	0.63
Net realized and unrealized gain (loss) on investments	(2.81)		0.84 (b)	26.23	(7.27)		0.03	1.04

Total from investment operations	(2.42)		1.58	26.61	(6.76)		0.61	1.67

Distributions to shareholders from:
Net investment income	(0.39)		(0.75)	(0.35)	(0.60)		(0.67)	(0.57)

Net asset value at end of period.	$47.23		$50.04	$49.21	$22.95		$30.31	$30.37

Market price at end of period(c)	$47.28		$50.03	$49.27	$22.92		$30.30	$30.40

Net Asset Value Total Return(d)	(4.78)%		3.18%	116.75%	(22.43)%		2.13%	5.73%
Market Price Total Return(d)	(4.66)%		3.04%	117.30%	(22.51)%		2.00%	5.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$682,468		$711,075	$259,319	$52,778		$78,794	$72,883
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.36%	0.39%	0.40	%(f)	0.39%	0.39%
Expenses, prior to Waivers	0.35	%(e)	0.36%	0.41%	0.40	%(f)	0.44%	0.46%
Net investment income	1.65	%(e)	1.41%	1.11%	1.73	%(f)	1.88%	2.12%
Portfolio turnover rate(g)	39%		73%	75%	136%		52%	56%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2020, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Financial Highlights–(continued)

Invesco Zacks Mid-Cap ETF (CZA)

	Six Months Ended October 31, 2022		Years Ended April 30,						Eight Months Ended April 30, 2018		Year Ended August 31, 2017
	(Unaudited)		2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$89.72		$88.94	$57.49	$70.67		$64.70		$61.60		$53.00

Net investment income(a)	0.61		1.06	0.83	1.03		0.90		0.53		0.81
Net realized and unrealized gain (loss) on investments	(3.63)		0.57	31.70	(13.14)		5.82		3.29		8.81

Total from investment operations	(3.02)		1.63	32.53	(12.11)		6.72		3.82		9.62

Distributions to shareholders from:
Net investment income	-		(0.85)	(1.08)	(1.07)		(0.75)		(0.72)		(1.02)

Net asset value at end of period	$86.70		$89.72	$88.94	$57.49		$70.67		$64.70		$61.60

Market price at end of period	$86.71	(b)	$89.97 (b)	$88.93 (b)	$57.59	(b)	$70.75	(b)	$64.75	(b)	$61.67

Net Asset Value Total Return(c)	(3.36)%		1.82%	56.93%	(17.51)%		10.68%		6.19%		18.40%
Market Price Total Return(c)	(3.62)%		2.12%	56.65%	(17.46)%		10.72%		6.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$204,602		$211,735	$226,798	$232,835		$265,019		$255,584		$203,284
Ratio to average net assets of:
Expenses, after Waivers	0.74	%(d)	0.74%	0.69%	0.65	%(e)(f)	0.65	%(e)	0.65	%(d)	0.65%
Expenses, prior to Waivers	0.74	%(d)	0.74%	0.69%	0.68	%(e)(f)	0.70	%(e)	0.74	%(d)	0.74%
Net investment income	1.40	%(d)	1.16%	1.18%	1.46	%(f)	1.36%		1.23	%(d)	1.43%
Portfolio turnover rate(g)	51%		121%	162%	144%		170%		136%		181%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Financial Highlights–(continued)

Invesco Zacks Multi-Asset Income ETF (CVY)

	Six Months Ended October 31, 2022		Years Ended April 30,							Eight Months Ended April 30, 2018		Year Ended August 31, 2017
	(Unaudited)		2022		2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$22.65		$24.06		$15.82	$22.25		$21.87		$21.11		$19.75

Net investment income(a)(b)	0.52		0.67		0.65	0.77		0.81		0.49		0.80
Net realized and unrealized gain (loss) on investments	(1.10)		(1.44)		8.20	(6.45)		0.38		0.94		1.46

Total from investment operations	(0.58)		(0.77)		8.85	(5.68)		1.19		1.43		2.26

Distributions to shareholders from:
Net investment income	(0.49)		(0.64)		(0.61)	(0.75)		(0.81)		(0.59)		(0.60)
Return of capital	-		-		-	-		-		(0.08)		(0.30)

Total distributions	(0.49)		(0.64)		(0.61)	(0.75)		(0.81)		(0.67)		(0.90)

Net asset value at end of period	$21.58		$22.65		$24.06	$15.82		$22.25		$21.87		$21.11

Market price at end of period	$21.59	(c)	$22.61	(c)	$24.08 (c)	$15.84	(c)	$22.27	(c)	$21.87	(c)	$21.08

Net Asset Value Total Return(d)	(2.50)%		(3.30)%		57.19%	(25.93)%		5.67%		6.83%		11.73%
Market Price Total Return(d)	(2.27)%		(3.54)%		57.13%	(25.91)%		5.76%		6.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$103,815		$114,150		$133,536	$125,007		$229,220		$286,460		$346,144
Ratio to average net assets of:
Expenses, after Waivers	0.73	%(e)(f)	0.73	%(f)	0.73%	0.65	%(f)(g)	0.65	%(f)	0.65	%(e)(f)	0.65%
Expenses, prior to Waivers	0.73	%(e)(f)	0.74	%(f)	0.73%	0.69	%(f)(g)	0.71	%(f)	0.74	%(e)(f)	0.72%
Net investment income(b)	4.72	%(e)	2.77%		3.48%	3.64	%(g)	3.71%		3.38	%(e)	3.93%
Portfolio turnover rate(h)	71%		161%		176%	203%		196%		142%		203%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Ratios include non-recurring costs associated with a proxy statement of less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Dynamic Large Cap Growth ETF (PWB)	“Dynamic Large Cap Growth ETF”

Invesco Dynamic Large Cap Value ETF (PWV)	“Dynamic Large Cap Value ETF”

Invesco S&P 100 Equal Weight ETF (EQWL)	“S&P 100 Equal Weight ETF”

Invesco S&P 500 GARP ETF (SPGP)	“S&P 500 GARP ETF”

Invesco S&P 500 Value with Momentum ETF (SPVM)	“S&P 500 Value with Momentum ETF”

Invesco S&P MidCap Momentum ETF (XMMO)	“S&P MidCap Momentum ETF”

Invesco S&P MidCap Quality ETF (XMHQ)	“S&P MidCap Quality ETF”

Invesco S&P MidCap Value with Momentum ETF (XMVM)	“S&P MidCap Value with Momentum ETF”

Invesco S&P SmallCap Momentum ETF (XSMO)	“S&P SmallCap Momentum ETF”

Invesco S&P SmallCap Value with Momentum ETF (XSVM)	“S&P SmallCap Value with Momentum ETF”

Invesco Zacks Mid-Cap ETF (CZA)	“Zacks Mid-Cap ETF”

Invesco Zacks Multi-Asset Income ETF (CVY)	“Zacks Multi-Asset Income ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Dynamic Large Cap Growth ETF	Dynamic Large Cap Growth Intellidex® Index

Dynamic Large Cap Value ETF	Dynamic Large Cap Value Intellidex® Index

S&P 100 Equal Weight ETF	S&P 100® Equal Weight Index

S&P 500 GARP ETF	S&P 500® GARP Index

S&P 500 Value with Momentum ETF	S&P 500® High Momentum Value Index

S&P MidCap Momentum ETF	S&P MidCap 400® Momentum Index

S&P MidCap Quality ETF	S&P MidCap 400® Quality Index

S&P MidCap Value with Momentum ETF	S&P MidCap 400® High Momentum Value Index

S&P SmallCap Momentum ETF	S&P SmallCap 600 Momentum Index

S&P SmallCap Value with Momentum ETF	S&P SmallCap 600 High Momentum Value Index

Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index

Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

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A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in

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interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for Zacks Mid-Cap ETF, which declares and pays dividends from net investment income, if any, to shareholders annually) and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax

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benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the

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extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, each Fund (except for S&P 500 Value with Momentum ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Dynamic Large Cap Growth ETF	$1,279

Dynamic Large Cap Value ETF	611

S&P 100 Equal Weight ETF	252

S&P 500 GARP ETF	1,435

S&P MidCap Momentum ETF	3,263

S&P MidCap Quality ETF	5,311

S&P MidCap Value with Momentum ETF	1,400

S&P SmallCap Momentum ETF	607

S&P SmallCap Value with Momentum ETF	4,442

Zacks Mid-Cap ETF	5,478

Zacks Multi-Asset Income ETF	8,964

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry

63

or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Investment in Investment Companies Risk. Investing in other investment companies, including exchange-traded funds (“ETFs”) and closed-end funds, subjects a Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, a Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests. Investments in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed-end fund’s shares may trade at a discount or premium relative to the NAV of its shares and the listing exchange may halt trading of the fund’s shares.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary,

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sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2024. The Expense Cap for each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2024. The Expense Cap for each of Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF is 0.60% of the Fund’s average daily net assets per year through at least August 31, 2024, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2024. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the six months ended October 31, 2022 under this Expense Cap for Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, S&P 500 GARP ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Value with Momentum ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF.

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2022, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Large Cap Growth ETF	$88

Dynamic Large Cap Value ETF	280

S&P 100 Equal Weight ETF	57,446

S&P 500 GARP ETF	244

S&P 500 Value with Momentum ETF	17,064

S&P MidCap Momentum ETF	278

S&P MidCap Quality ETF	100,690

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S&P MidCap Value with Momentum ETF	$124

S&P SmallCap Momentum ETF	5,515

S&P SmallCap Value with Momentum ETF	201

Zacks Mid-Cap ETF	80

Zacks Multi-Asset Income ETF	83

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2022 are as follows:

	Total Potential Recapture	Potential Recapture Amounts Expiring
	Amounts	4/30/23	4/30/24	4/30/25	10/31/25

S&P 100 Equal Weight ETF	$297,879	$34,496	$102,337	$103,638	$57,408

S&P 500 Value with Momentum ETF	125,574	11,808	58,042	38,697	17,027

S&P MidCap Quality ETF	431,754	25,604	120,587	185,234	100,329

S&P MidCap Value with Momentum ETF	22,390	-	22,390	-	-

S&P SmallCap Momentum ETF	22,518	4,985	12,069	-	5,464

Zacks Multi-Asset Income ETF	9,144	-	-	9,144	-

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Dynamic Large Cap Growth ETF	ICE Data Indices, LLC

Dynamic Large Cap Value ETF	ICE Data Indices, LLC

S&P 100 Equal Weight ETF	S&P Dow Jones Indices LLC

S&P 500 GARP ETF	S&P Dow Jones Indices LLC

S&P 500 Value with Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Momentum ETF	S&P Dow Jones Indices LLC

S&P MidCap Quality ETF	S&P Dow Jones Indices LLC

S&P MidCap Value with Momentum ETF	S&P Dow Jones Indices LLC

S&P SmallCap Momentum ETF	S&P Dow Jones Indices LLC

S&P SmallCap Value with Momentum ETF	S&P Dow Jones Indices LLC

Zacks Mid-Cap ETF	Zacks Investment Research, Inc.

Zacks Multi-Asset Income ETF	Zacks Investment Research, Inc.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Dynamic Large Cap Growth ETF	$12,117

Dynamic Large Cap Value ETF	56,162

S&P 100 Equal Weight ETF	1,922

S&P 500 GARP ETF	37,675

S&P MidCap Momentum ETF	43,312

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S&P MidCap Quality ETF	$822

S&P MidCap Value with Momentum ETF	27,506

S&P SmallCap Momentum ETF	25,452

S&P SmallCap Value with Momentum ETF	13,749

Zacks Mid-Cap ETF	29,569

Zacks Multi-Asset Income ETF	25,400

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended October 31, 2022, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P MidCap Momentum ETF	$-	$92,822,279	$(922,454)

S&P MidCap Quality ETF	-	1,123,907	(61,063)

S&P SmallCap Momentum ETF	-	1,005,274	(172,393)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022, for each Fund (except for S&P 500 Value with Momentum ETF). As of October 31, 2022, all of the securities in S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Dynamic Large Cap Growth ETF

Investments in Securities

Common Stocks & Other Equity Interests	$553,350,643	$-	$-	$553,350,643

Money Market Funds	444,235	75,263,297	-	75,707,532

Total Investments	$553,794,878	$75,263,297	$-	$629,058,175

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	Level 1	Level 2	Level 3	Total

Dynamic Large Cap Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$797,165,436	$-	$-	$797,165,436

Money Market Funds	273,808	25,765,670	-	26,039,478

Total Investments	$797,439,244	$25,765,670	$-	$823,204,914

S&P 100 Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$136,195,274	$-	$-	$136,195,274

Money Market Funds	76,252	1,704,486	-	1,780,738

Total Investments	$136,271,526	$1,704,486	$-	$137,976,012

S&P 500 GARP ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,458,414,470	$-	$-	$1,458,414,470

Money Market Funds	821,590	53,904,189	-	54,725,779

Total Investments	$1,459,236,060	$53,904,189	$-	$1,513,140,249

S&P MidCap Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,012,049,962	$-	$-	$1,012,049,962

Money Market Funds	406,122	150,306,919	-	150,713,041

Total Investments	$1,012,456,084	$150,306,919	$-	$1,162,763,003

S&P MidCap Quality ETF

Investments in Securities

Common Stocks & Other Equity Interests	$317,852,023	$-	$-	$317,852,023

Money Market Funds	139,508	51,511,279	-	51,650,787

Total Investments	$317,991,531	$51,511,279	$-	$369,502,810

S&P MidCap Value with Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$206,006,106	$-	$-	$206,006,106

Money Market Funds	-	37,616,489	-	37,616,489

Total Investments	$206,006,106	$37,616,489	$-	$243,622,595

S&P SmallCap Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$165,841,444	$-	$-	$165,841,444

Money Market Funds	107,224	23,284,076	-	23,391,300

Total Investments	$165,948,668	$23,284,076	$-	$189,232,744

S&P SmallCap Value with Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$682,007,920	$-	$-	$682,007,920

Money Market Funds	602,793	158,328,457	-	158,931,250

Total Investments	$682,610,713	$158,328,457	$-	$840,939,170

Zacks Mid-Cap ETF

Investments in Securities

Common Stocks & Other Equity Interests	$204,443,684	$-	$-	$204,443,684

Money Market Funds	247,173	7,751,979	-	7,999,152

Total Investments	$204,690,857	$7,751,979	$-	$212,442,836

Zacks Multi-Asset Income ETF

Investments in Securities

Common Stocks & Other Equity Interests	$84,088,931	$-	$0	$84,088,931

Preferred Stocks	9,816,687	-	-	9,816,687

Closed-End Funds	9,478,198	-	-	9,478,198

Money Market Funds	324,526	14,760,648	-	15,085,174

Total Investments	$103,708,342	$14,760,648	$0	$118,468,990

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NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Dynamic Large Cap Growth ETF	$203,726,021	$3,639,830	$207,365,851

Dynamic Large Cap Value ETF	386,362,311	69,323,482	455,685,793

S&P 100 Equal Weight ETF	1,722,221	3,497,984	5,220,205

S&P 500 GARP ETF	29,928,775	12,195,943	42,124,718

S&P 500 Value with Momentum ETF	9,931,515	5,226,601	15,158,116

S&P MidCap Momentum ETF	145,585,788	-	145,585,788

S&P MidCap Quality ETF	6,654,006	2,777,556	9,431,562

S&P MidCap Value with Momentum ETF	26,808,944	6,247,726	33,056,670

S&P SmallCap Momentum ETF	48,672,098	7,210,978	55,883,076

S&P SmallCap Value with Momentum ETF	39,584,920	14,597,411	54,182,331

Zacks Mid-Cap ETF	111,245,125	10,126,229	121,371,354

Zacks Multi-Asset Income ETF	365,162,583	76,294,024	441,456,607

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended October 31, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Dynamic Large Cap Growth ETF	$330,766,147	$328,453,016

Dynamic Large Cap Value ETF	464,637,159	463,511,878

S&P 100 Equal Weight ETF	11,273,523	11,267,612

S&P 500 GARP ETF	362,807,255	357,175,667

S&P 500 Value with Momentum ETF	22,334,448	22,329,659

S&P MidCap Momentum ETF	663,347,271	661,680,925

S&P MidCap Quality ETF	157,465,887	157,023,074

S&P MidCap Value with Momentum ETF	77,162,926	77,202,992

S&P SmallCap Momentum ETF	91,127,414	90,970,273

S&P SmallCap Value with Momentum ETF	259,219,751	257,790,699

Zacks Mid-Cap ETF	105,115,742	103,646,874

Zacks Multi-Asset Income ETF	75,437,861	75,556,418

For the six months ended October 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Dynamic Large Cap Growth ETF	$115,254,360	$154,946,066

Dynamic Large Cap Value ETF	197,702,667	196,857,762

S&P 100 Equal Weight ETF	35,159,788	11,981,670

S&P 500 GARP ETF	907,379,878	240,645,617

S&P 500 Value with Momentum ETF	3,124,765	10,480,901

S&P MidCap Momentum ETF	177,858,637	20,025,729

S&P MidCap Quality ETF	24,432,024	33,733,363

69

	In-kind Purchases	In-kind Sales

S&P MidCap Value with Momentum ETF	$21,648,321	$66,909,822

S&P SmallCap Momentum ETF	21,570,372	6,006,436

S&P SmallCap Value with Momentum ETF	174,075,036	157,903,811

Zacks Mid-Cap ETF	12,660,356	12,144,560

Zacks Multi-Asset Income ETF	4,795,106	9,650,492

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of October 31, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Dynamic Large Cap Growth ETF	$43,777,672	$(52,464,813)	$(8,687,141)	$637,745,316

Dynamic Large Cap Value ETF	63,388,383	(46,775,270)	16,613,113	806,591,801

S&P 100 Equal Weight ETF	9,516,582	(11,693,515)	(2,176,933)	140,152,945

S&P 500 GARP ETF	76,879,955	(137,010,400)	(60,130,445)	1,573,270,694

S&P 500 Value with Momentum ETF	4,989,389	(2,558,793)	2,430,596	46,100,785

S&P MidCap Momentum ETF	85,877,780	(32,596,663)	53,281,117	1,109,481,886

S&P MidCap Quality ETF	29,182,994	(22,101,471)	7,081,523	362,421,287

S&P MidCap Value with Momentum ETF	19,194,067	(20,235,663)	(1,041,596)	244,664,191

S&P SmallCap Momentum ETF	19,152,220	(7,179,252)	11,972,968	177,259,776

S&P SmallCap Value with Momentum ETF	59,155,236	(84,724,169)	(25,568,933)	866,508,103

Zacks Mid-Cap ETF	15,285,836	(21,890,021)	(6,604,185)	219,047,021

Zacks Multi-Asset Income ETF	7,619,509	(15,635,625)	(8,016,116)	126,485,106

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

70

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

In addition to the fees and expenses which the Invesco Zacks Multi-Asset Income ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Large Cap Growth ETF (PWB)

Actual	$1,000.00	$967.70	0.56%	$2.78

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85

Invesco Dynamic Large Cap Value ETF (PWV)

Actual	1,000.00	1,006.20	0.55	2.78

Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80

Invesco S&P 100 Equal Weight ETF (EQWL)

Actual	1,000.00	968.50	0.25	1.24

Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28

Invesco S&P 500 GARP ETF (SPGP)

Actual	1,000.00	964.50	0.34	1.68

Hypothetical (5% return before expenses)	1,000.00	1,023.49	0.34	1.73

71

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500 Value with Momentum ETF (SPVM)

Actual	$1,000.00	$991.70	0.39%	$1.96

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

Invesco S&P MidCap Momentum ETF (XMMO)

Actual	1,000.00	960.50	0.33	1.63

Hypothetical (5% return before expenses)	1,000.00	1,023.54	0.33	1.68

Invesco S&P MidCap Quality ETF (XMHQ)

Actual	1,000.00	1,004.00	0.25	1.26

Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28

Invesco S&P MidCap Value with Momentum ETF (XMVM)

Actual	1,000.00	998.60	0.39	1.96

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

Invesco S&P SmallCap Momentum ETF (XSMO)

Actual	1,000.00	1,037.20	0.39	2.00

Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.39	1.99

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

Actual	1,000.00	952.20	0.35	1.72

Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

Invesco Zacks Mid-Cap ETF (CZA)

Actual	1,000.00	966.40	0.74	3.67

Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.74	3.77

Invesco Zacks Multi-Asset Income ETF (CVY)

Actual	1,000.00	975.00	0.73	3.63

Hypothetical (5% return before expenses)	1,000.00	1,021.53	0.73	3.72

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

72

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-5 invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2022

PBE	Invesco Dynamic Biotechnology & Genome ETF

PKB	Invesco Dynamic Building & Construction ETF

PXE	Invesco Dynamic Energy Exploration & Production ETF

PBJ	Invesco Dynamic Food & Beverage ETF

PEJ	Invesco Dynamic Leisure and Entertainment ETF

PBS	Invesco Dynamic Media ETF

PXQ	Invesco Dynamic Networking ETF

PXJ	Invesco Dynamic Oil & Gas Services ETF

PJP	Invesco Dynamic Pharmaceuticals ETF

PSI	Invesco Dynamic Semiconductors ETF

PSJ	Invesco Dynamic Software ETF

2

Invesco Dynamic Biotechnology & Genome ETF (PBE)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-89.02%
Acadia Pharmaceuticals, Inc.(b)(c)	402,958	$6,459,417
Alkermes PLC(b)	273,057	6,198,394
Amgen, Inc.	51,007	13,789,742
Amicus Therapeutics, Inc.(b)	563,067	5,630,670
Biogen, Inc.(b)	61,485	17,427,308
BioMarin Pharmaceutical, Inc.(b)	136,155	11,795,108
Catalyst Pharmaceuticals, Inc.(b)(c)	456,197	6,327,452
Dynavax Technologies Corp.(b)(c)	579,382	6,633,924
Emergent BioSolutions, Inc.(b)	249,244	5,199,230
Enanta Pharmaceuticals, Inc.(b)(c)	99,789	4,501,482
Exelixis, Inc.(b)	355,929	5,901,303
FibroGen, Inc.(b)(c)	497,213	8,094,627
Gilead Sciences, Inc.	195,826	15,364,508
Halozyme Therapeutics, Inc.(b)(c)	160,273	7,662,652
Incyte Corp.(b)	170,850	12,700,989
Ionis Pharmaceuticals, Inc.(b)(c)	155,085	6,854,757
Ironwood Pharmaceuticals, Inc.(b)(c)	587,886	6,431,473
Neurocrine Biosciences, Inc.(b)	64,397	7,413,382
Regeneron Pharmaceuticals, Inc.(b)	20,704	15,502,120
REGENXBIO, Inc.(b)(c)	214,369	5,074,114
Sarepta Therapeutics, Inc.(b)(c)	62,334	7,107,323
United Therapeutics Corp.(b)	30,028	6,922,355
Veracyte, Inc.(b)(c)	316,954	6,373,945
Vericel Corp.(b)(c)	249,153	6,697,233
Vertex Pharmaceuticals, Inc.(b)	43,570	13,593,840
Xencor, Inc.(b)(c)	234,791	6,574,148

		222,231,496

Health Care Services-4.39%
Fulgent Genetics, Inc.(b)(c)	144,847	5,740,287
OPKO Health, Inc.(b)(c)	2,742,701	5,211,132

		10,951,419

	Shares	Value

Life Sciences Tools & Services-6.63%
QIAGEN N.V.(b)	146,438	$6,378,839
Repligen Corp.(b)(c)	55,666	10,158,489

		16,537,328

Total Common Stocks & Other Equity Interests (Cost $240,968,643)		249,720,243

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $125,977)	125,977	125,977

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $241,094,620)		249,846,220

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-28.24%
Invesco Private Government Fund, 3.18%(d)(e)(f)	20,544,016	20,544,016
Invesco Private Prime Fund, 3.28%(d)(e)(f)	49,953,795	49,953,795

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,499,234)		70,497,811

TOTAL INVESTMENTS IN SECURITIES-128.33% (Cost $311,593,854)		320,344,031
OTHER ASSETS LESS LIABILITIES-(28.33)%		(70,712,883)

NET ASSETS-100.00%.		$249,631,148

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$138,087	$5,557,115	$(5,569,225)	$ -	$ -	$ 125,977	$878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dynamic Biotechnology & Genome ETF (PBE)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$16,183,722	$82,446,281	$(78,085,987)	$-	$-	$20,544,016	$155,625	*

Invesco Private Prime Fund	37,737,721	163,083,833	(150,867,004)	(2,756)	2,001	49,953,795	427,377	*

Total	$54,059,530	$251,087,229	$(234,522,216)	$(2,756)	$2,001	$70,623,788	$583,880

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Biotechnology	89.02

Life Sciences Tools & Services	6.63

Health Care Services	4.39

Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dynamic Building & Construction ETF (PKB)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Building Products-12.03%
Carlisle Cos., Inc.	18,768	$4,481,799
Owens Corning	36,246	3,103,020
PGT Innovations, Inc.(b)	141,262	3,010,293
Tecnoglass, Inc.(c)	126,053	2,587,868

		13,182,980

Construction & Engineering-8.95%
AECOM	41,656	3,135,864
Dycom Industries, Inc.(b)	27,964	3,304,785
NV5 Global, Inc.(b)(c)	23,202	3,363,130

		9,803,779

Construction Materials-15.31%
Eagle Materials, Inc.	24,770	3,029,619
Martin Marietta Materials, Inc.	16,225	5,451,275
Summit Materials, Inc., Class A(b)(c)	105,441	2,778,370
Vulcan Materials Co.	33,717	5,519,473

		16,778,737

Forest Products-2.83%
Louisiana-Pacific Corp.(c)	54,653	3,096,092

Gas Utilities-2.67%
Southwest Gas Holdings, Inc.	39,977	2,921,119

Home Improvement Retail-10.03%
Home Depot, Inc. (The)	18,795	5,565,763
Lowe’s Cos., Inc.	27,810	5,421,560

		10,987,323

Homebuilding-39.99%
Cavco Industries, Inc.(b)(c)	12,071	2,736,134
Century Communities, Inc.(c)	64,880	2,887,809
D.R. Horton, Inc.	79,200	6,088,896
Green Brick Partners, Inc.(b)(c)	118,504	2,740,998
Installed Building Products, Inc.(c)	31,947	2,747,442
Lennar Corp., Class A	70,280	5,671,596
M/I Homes, Inc.(b)	71,588	2,970,186
Meritage Homes Corp.(b)	38,798	2,954,856
PulteGroup, Inc.	76,492	3,058,915
Skyline Champion Corp.(b)(c)	51,895	3,020,808

	Shares	Value
Homebuilding-(continued)
Taylor Morrison Home Corp., Class A(b)(c)	120,448	$3,172,600
Toll Brothers, Inc.	68,974	2,971,400
TopBuild Corp.(b)	16,418	2,793,358

		43,814,998

Specialized Consumer Services-2.46%
frontdoor, inc.(b)(c)	122,420	2,700,585

Specialty Stores-5.79%
Tractor Supply Co.	28,854	6,341,244

Total Common Stocks & Other Equity Interests (Cost $117,427,813)		109,626,857

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $41,701)	41,701	41,701

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $117,469,514)		109,668,558

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.51%
Invesco Private Government Fund, 3.18%(d)(e)(f)	4,760,750	4,760,750
Invesco Private Prime Fund, 3.28%(d)(e)(f)	12,238,935	12,238,935

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,999,987)		16,999,685

TOTAL INVESTMENTS IN SECURITIES-115.61% (Cost $134,469,501)		126,668,243
OTHER ASSETS LESS LIABILITIES-(15.61)%		(17,103,087)

NET ASSETS-100.00%.		$109,565,156

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$142,552	$6,769,576	$(6,870,427)	$ -	$ -	$41,701	$2,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dynamic Building & Construction ETF (PKB)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$834,839	$26,886,520	$(22,960,609)	$-	$-	$4,760,750	$42,356	*

Invesco Private Prime Fund	1,948,889	66,099,508	(55,809,461)	(302)	301	12,238,935	115,493	*

Total	$2,926,280	$99,755,604	$(85,640,497)	$(302)	$301	$17,041,386	$160,179

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Homebuilding	39.99

Construction Materials	15.31

Building Products	12.03

Home Improvement Retail	10.03

Construction & Engineering	8.95

Specialty Stores	5.79

Sub-Industry Types Each Less Than 3%	7.96

Money Market Funds Plus Other Assets Less Liabilities	(0.06)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dynamic Energy Exploration & Production ETF (PXE)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Gas Utilities-2.38%
National Fuel Gas Co.	117,291	$7,915,970

Industrial Conglomerates-2.71%
Icahn Enterprises L.P.	165,093	9,004,172

Integrated Oil & Gas-4.59%
Occidental Petroleum Corp.	210,660	15,293,916

Oil & Gas Exploration & Production-68.98%
APA Corp.	218,587	9,936,965
Callon Petroleum Co.(b)(c)	199,069	8,751,073
Chord Energy Corp.(c)	58,722	8,989,751
Comstock Resources, Inc.(b)(c)	446,980	8,394,284
ConocoPhillips	145,200	18,308,268
Continental Resources, Inc.(c)	219,561	16,240,927
Devon Energy Corp.	219,329	16,965,098
Diamondback Energy, Inc.	115,027	18,071,892
Earthstone Energy, Inc., Class A(b)(c)	554,224	8,956,260
Laredo Petroleum, Inc.(b)(c)	110,360	7,134,774
Magnolia Oil & Gas Corp., Class A	347,545	8,924,956
Marathon Oil Corp.	329,823	10,043,110
Matador Resources Co.	138,035	9,172,426
Murphy Oil Corp.	225,903	10,958,554
Ovintiv, Inc.	161,658	8,187,978
PDC Energy, Inc.	127,970	9,231,756
Permian Resources Corp.(b)(c)	1,095,554	10,703,563
Pioneer Natural Resources Co.	61,747	15,832,548
SM Energy Co.	187,749	8,444,950
Southwestern Energy Co.(b)	1,094,111	7,582,189
Talos Energy, Inc.(b)(c)	414,021	8,810,367

		229,641,689

Oil & Gas Refining & Marketing-21.29%
CVR Energy, Inc.(c)	247,288	9,659,069
Delek US Holdings, Inc.(c)	284,853	8,448,740

	Shares	Value
Oil & Gas Refining & Marketing-(continued)
HF Sinclair Corp.(c)	158,948	$9,722,849
Marathon Petroleum Corp.	150,236	17,069,815
PBF Energy, Inc., Class A(b)(c)	225,621	9,983,729
Valero Energy Corp.	127,330	15,986,282

		70,870,484

Total Common Stocks & Other Equity Interests (Cost $295,931,950)		332,726,231

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $330,383)	330,383	330,383

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $296,262,333)		333,056,614

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.62%
Invesco Private Government Fund, 3.18%(d)(e)(f)	14,567,828	14,567,828
Invesco Private Prime Fund, 3.28%(d)(e)(f)	37,449,550	37,449,550

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,017,034)		52,017,378

TOTAL INVESTMENTS IN SECURITIES-115.67% (Cost $348,279,367)		385,073,992
OTHER ASSETS LESS LIABILITIES-(15.67)%		(52,170,828)

NET ASSETS-100.00%.		$332,903,164

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$340,711	$19,228,117	$(19,238,445)	$ -	$ -	$330,383	$2,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dynamic Energy Exploration & Production ETF (PXE)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$11,513,827	$96,777,893	$(93,723,892)	$-	$-	$14,567,828	$168,830	*

Invesco Private Prime Fund	26,845,754	242,108,015	(231,499,136)	(2,160)	(2,923)	37,449,550	461,193	*

Total	$38,700,292	$358,114,025	$(344,461,473)	$(2,160)	$(2,923)	$52,347,761	$633,000

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Oil & Gas Exploration & Production	68.98

Oil & Gas Refining & Marketing	21.29

Integrated Oil & Gas	4.59

Sub-Industry Types Each Less Than 3%	5.09

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dynamic Food & Beverage ETF (PBJ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Agricultural Products-5.53%
Archer-Daniels-Midland Co.	192,431	$18,661,958

Brewers-2.47%
Molson Coors Beverage Co., Class B	165,389	8,340,567

Distillers & Vintners-2.69%
MGP Ingredients, Inc.(b)	81,046	9,081,204

Food Distributors-19.03%
Andersons, Inc. (The)	230,068	8,114,498
Chefs’ Warehouse, Inc. (The)(b)(c)	271,261	9,936,290
Performance Food Group Co.(c)	184,875	9,620,895
SpartanNash Co.(b)	295,457	10,550,770
Sysco Corp.	198,680	17,197,741
US Foods Holding Corp.(c)	295,645	8,798,395

		64,218,589

Food Retail-15.88%
Albertsons Cos., Inc., Class A	436,708	8,956,881
Grocery Outlet Holding Corp.(b)(c)	231,567	8,005,271
Ingles Markets, Inc., Class A	91,904	8,672,981
Kroger Co. (The)	186,328	8,811,451
Sprouts Farmers Market, Inc.(b)(c)	304,409	8,980,066
Weis Markets, Inc.(b)	108,536	10,166,567

		53,593,217

Packaged Foods & Meats-36.87%
Cal-Maine Foods, Inc.(b)	175,102	9,895,014
Campbell Soup Co.(b)	180,646	9,557,980
General Mills, Inc.	217,587	17,750,748
Hershey Co. (The)	72,857	17,396,066
Hormel Foods Corp.	180,260	8,373,077
Hostess Brands, Inc.(b)(c)	404,459	10,710,074
Kellogg Co.	121,302	9,318,420
Kraft Heinz Co. (The)	437,589	16,834,049
Pilgrim’s Pride Corp.(b)(c)	312,649	7,206,559

	Shares	Value
Packaged Foods & Meats-(continued)
Post Holdings, Inc.(c)	104,322	$9,432,795
Tyson Foods, Inc., Class A	115,769	7,912,811

		124,387,593

Restaurants-2.75%
Arcos Dorados Holdings, Inc., Class A (Brazil)	1,230,614	9,278,830

Soft Drinks-14.73%
Coca-Cola Co. (The)	263,630	15,778,256
Keurig Dr Pepper, Inc.	429,057	16,664,574
PepsiCo, Inc.	94,990	17,248,284

		49,691,114

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $328,230,404)		337,253,072

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.10%
Invesco Private Government Fund, 3.18%(d)(e)(f)	12,374,620	12,374,620
Invesco Private Prime Fund, 3.28%(d)(e)(f)	31,811,315	31,811,315

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,185,612)		44,185,935

TOTAL INVESTMENTS IN SECURITIES-113.05% (Cost $372,416,016)		381,439,007
OTHER ASSETS LESS LIABILITIES-(13.05)%		(44,030,514)

NET ASSETS-100.00%.		$337,408,493

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$364,851	$16,220,887	$(16,585,738)	$-	$-	$-	$1,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dynamic Food & Beverage ETF (PBJ)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$11,654,821	$50,598,020	$(49,878,221)	$-	$-	$12,374,620	$89,430	*

Invesco Private Prime Fund	27,185,071	105,433,315	(100,809,160)	323	1,766	31,811,315	246,802	*

Total	$39,204,743	$172,252,222	$(167,273,119)	$323	$1,766	$44,185,935	$338,126

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Packaged Foods & Meats	36.87

Food Distributors	19.03

Food Retail	15.88

Soft Drinks	14.73

Agricultural Products	5.53

Sub-Industry Types Each Less Than 3%	7.91

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Airlines-5.73%
Alaska Air Group, Inc.(b)	386,334	$17,176,409
Copa Holdings S.A., Class A (Panama)(b)(c)	236,099	17,761,728

		34,938,137

Broadcasting-8.87%
AMC Networks, Inc., Class A(b)	654,815	14,739,886
Fox Corp., Class A	914,025	26,387,902
Paramount Global, Class B(c)	704,022	12,897,683

		54,025,471

Casinos & Gaming-5.74%
Churchill Downs, Inc.(c)	82,857	17,226,799
Red Rock Resorts, Inc., Class A	425,942	17,740,484

		34,967,283

Food Distributors-10.88%
Performance Food Group Co.(b)(c)	343,966	17,899,991
Sysco Corp.	370,135	32,038,886
US Foods Holding Corp.(b)	550,423	16,380,588

		66,319,465

Hotels, Resorts & Cruise Lines-21.90%
Choice Hotels International, Inc.(c)	145,062	18,834,850
Hilton Worldwide Holdings, Inc.	238,541	32,265,056
Hyatt Hotels Corp., Class A(b)(c)	187,488	17,663,245
Marriott International, Inc., Class A	198,849	31,837,713
Marriott Vacations Worldwide Corp.(c)	117,948	17,427,996
Playa Hotels & Resorts N.V.(b)	2,492,331	15,377,682

		133,406,542

Interactive Media & Services-2.66%
TripAdvisor, Inc.(b)(c)	686,090	16,205,446

Leisure Facilities-3.51%
Bowlero Corp.(b)(c)	1,468,842	21,386,340

Movies & Entertainment-29.74%
Cinemark Holdings, Inc.(b)(c)	1,127,802	11,965,979
Endeavor Group Holdings, Inc., Class A(b)	754,581	16,480,049
Liberty Media Corp.-Liberty Formula One, Class A(b)(c)	280,419	14,587,396
Lions Gate Entertainment Corp., Class A(b)(c)	1,749,847	14,103,767
Live Nation Entertainment, Inc.(b)	340,118	27,076,794

	Shares	Value
Movies & Entertainment-(continued)
Walt Disney Co. (The)(b)	274,662	$29,262,490
Warner Bros Discovery, Inc.(b)(c)	2,466,937	32,070,181
Warner Music Group Corp., Class A(c)	607,602	15,809,804
World Wrestling Entertainment, Inc., Class A(c)	251,648	19,852,511

		181,208,971

Restaurants-10.93%
Arcos Dorados Holdings, Inc., Class A (Brazil)(c)	2,290,204	17,268,138
Dave & Buster’s Entertainment, Inc.(b)(c)	409,953	16,336,627
McDonald’s Corp.	120,885	32,960,504

		66,565,269

Total Common Stocks & Other Equity Interests (Cost $685,218,176)		609,022,924

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $707,847)	707,847	707,847

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $685,926,023)		609,730,771

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-31.73%
Invesco Private Government Fund, 3.18%(d)(e)(f)	54,301,357	54,301,357
Invesco Private Prime Fund, 3.28%(d)(e)(f)	139,051,504	139,051,504

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $193,354,402)		193,352,861

TOTAL INVESTMENTS IN SECURITIES-131.81% (Cost $879,280,425)		803,083,632
OTHER ASSETS LESS LIABILITIES-(31.81)%		(193,796,356)

NET ASSETS-100.00%		$609,287,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dynamic Leisure and Entertainment ETF (PEJ)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$96,295,511	$(95,587,664)	$-	$-	$707,847	$5,846

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	33,799,807	195,778,259	(175,276,709)	-	-	54,301,357	299,417	*

Invesco Private Prime Fund	78,835,195	450,173,825	(389,964,039)	(2,723)	9,246	139,051,504	826,024	*
Investments in Other Affiliates:

Manchester United PLC, Class A	41,148,669	2,411,581	(40,351,378)	3,718,614	(6,927,486)	-	-

Total	$153,783,671	$744,659,176	$(701,179,790)	$3,715,891	$(6,918,240)	$194,060,708	$1,131,287

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dynamic Leisure and Entertainment ETF (PEJ)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Movies & Entertainment	29.74

Hotels, Resorts & Cruise Lines	21.90

Restaurants	10.93

Food Distributors	10.88

Broadcasting	8.87

Casinos & Gaming	5.74

Airlines	5.73

Leisure Facilities	3.51

Interactive Media & Services	2.66

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dynamic Media ETF (PBS)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Advertising-11.59%
Advantage Solutions, Inc.(b)	243,322	$822,428
Interpublic Group of Cos., Inc. (The)	33,625	1,001,689
Omnicom Group, Inc.	13,893	1,010,716
TechTarget, Inc.(b)(c)	14,261	920,547

		3,755,380

Broadcasting-19.96%
AMC Networks, Inc., Class A(b)	36,850	829,493
E.W. Scripps Co. (The), Class A(b)(c)	64,263	911,892
Fox Corp., Class A	28,063	810,179
Gray Television, Inc.	49,458	699,831
iHeartMedia, Inc., Class A(b)(c)	109,180	904,010
Nexstar Media Group, Inc., Class A	5,002	856,843
Paramount Global, Class B	39,528	724,153
Sinclair Broadcast Group, Inc., Class A(c)	41,190	733,594

		6,469,995

Cable & Satellite-5.27%
Sirius XM Holdings, Inc.(c)	282,712	1,707,581

Interactive Media & Services-19.30%
Alphabet, Inc., Class A(b)	15,594	1,473,789
Cargurus, Inc.(b)(c)	51,648	751,995
Meta Platforms, Inc., Class A(b)	11,020	1,026,623
Yelp, Inc.(b)	28,308	1,087,310
Ziff Davis, Inc.(b)(c)	11,793	912,660
ZipRecruiter, Inc., Class A(b)(c)	59,742	1,001,874

		6,254,251

IT Consulting & Other Services-5.48%
Gartner, Inc.(b)	5,878	1,774,686

Movies & Entertainment-30.47%
Lions Gate Entertainment Corp., Class A(b)(c)	98,517	794,047
Netflix, Inc.(b)	7,907	2,307,895
Spotify Technology S.A.(b)	16,435	1,324,332
Walt Disney Co. (The)(b)	15,457	1,646,789
Warner Bros Discovery, Inc.(b)	138,815	1,804,595
Warner Music Group Corp., Class A(c)	34,111	887,568
World Wrestling Entertainment, Inc., Class A(c)	14,068	1,109,825

		9,875,051

	Shares	Value
Publishing-7.92%
John Wiley & Sons, Inc., Class A	18,952	$799,585
News Corp., Class A	55,945	943,792
Scholastic Corp.	21,573	822,794

		2,566,171

Total Common Stocks & Other Equity Interests (Cost $44,340,347)		32,403,115

Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $70,979)	70,979	70,979

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $44,411,326)		32,474,094

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-29.62%
Invesco Private Government Fund, 3.18%(d)(e)(f)	2,688,461	2,688,461
Invesco Private Prime Fund, 3.28%(d)(e)(f)	6,911,370	6,911,370

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,599,846)		9,599,831

TOTAL INVESTMENTS IN SECURITIES-129.83% (Cost $54,011,172)		42,073,925
OTHER ASSETS LESS LIABILITIES-(29.83)%		(9,667,990)

NET ASSETS-100.00%		$32,405,935

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$85,837	$305,134	$(319,992)	$ -	$ -	$70,979	$700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Dynamic Media ETF (PBS)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,846,466	$12,403,891	$(11,561,896)	$-	$-	$2,688,461	$19,669	*

Invesco Private Prime Fund	4,304,883	23,894,387	(21,287,972)	(47)	119	6,911,370	52,624	*

Total	$6,237,186	$36,603,412	$(33,169,860)	$(47)	$119	$9,670,810	$72,993

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Movies & Entertainment	30.47

Broadcasting	19.96

Interactive Media & Services	19.30

Advertising	11.59

Publishing	7.92

IT Consulting & Other Services	5.48

Cable & Satellite	5.27

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Dynamic Networking ETF (PXQ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Application Software-4.82%
Datadog, Inc., Class A(b)	11,422	$919,585
New Relic, Inc.(b)	18,740	1,110,158

		2,029,743

Communications Equipment-40.08%
ADTRAN Holdings, Inc.(c)	48,053	1,079,270
Arista Networks, Inc.(b)	9,265	1,119,768
Ciena Corp.(b)(c)	21,736	1,041,154
Cisco Systems, Inc.	45,489	2,066,565
Clearfield, Inc.(b)(c)	9,395	1,141,211
CommScope Holding Co., Inc.(b)	114,653	1,518,006
Extreme Networks, Inc.(b)	83,964	1,506,314
F5, Inc.(b)(c)	7,095	1,013,947
Harmonic, Inc.(b)(c)	105,785	1,634,378
Lumentum Holdings, Inc.(b)(c)	12,821	954,524
Motorola Solutions, Inc.	4,778	1,193,114
NetScout Systems, Inc.(b)(c)	36,251	1,302,136
Ubiquiti, Inc.	3,707	1,285,402

		16,855,789

Electronic Components-9.58%
Amphenol Corp., Class A	27,827	2,110,121
Belden, Inc.(c)	17,335	1,207,036
Coherent Corp.(b)(c)	21,142	710,583

		4,027,740

Semiconductors-8.23%
Marvell Technology, Inc.	41,811	1,659,061
QUALCOMM, Inc.	15,326	1,803,257

		3,462,318

Systems Software-32.61%
A10 Networks, Inc.	76,685	1,288,308
Check Point Software Technologies Ltd. (Israel)(b)	9,647	1,246,682
Crowdstrike Holdings, Inc., Class A(b)	11,211	1,807,213
CyberArk Software Ltd.(b)	7,926	1,243,669
Fortinet, Inc.(b)	42,630	2,436,731

	Shares	Value
Systems Software-(continued)
KnowBe4, Inc., Class A(b)	60,950	$1,498,151
Palo Alto Networks, Inc.(b)	11,360	1,949,262
Qualys, Inc.(b)(c)	7,671	1,093,578
Tenable Holdings, Inc.(b)(c)	28,332	1,151,412

		13,715,006

Technology Hardware, Storage & Peripherals-4.70%
Apple, Inc.	12,897	1,977,626

Total Common Stocks & Other Equity Interests (Cost $39,664,554)		42,068,222

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $74,280)	74,280	74,280

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $39,738,834)		42,142,502

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-20.74%
Invesco Private Government Fund, 3.18%(d)(e)(f)	2,442,416	2,442,416
Invesco Private Prime Fund, 3.28%(d)(e)(f)	6,279,381	6,279,381

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,721,799)		8,721,797

TOTAL INVESTMENTS IN SECURITIES-120.94% (Cost $48,460,633)		50,864,299
OTHER ASSETS LESS LIABILITIES-(20.94)%		(8,805,661)

NET ASSETS-100.00%		$42,058,638

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$41,355	$797,574	$(764,649)	$-	$-	$74,280	$709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Dynamic Networking ETF (PXQ)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,436,610	$17,421,135	$(16,415,329)	$-	$-	$2,442,416	$14,687	*

Invesco Private Prime Fund	3,350,983	32,793,179	(29,864,745)	(2)	(34)	6,279,381	39,360	*

Total	$4,828,948	$51,011,888	$(47,044,723)	$(2)	$(34)	$8,796,077	$54,756

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Communications Equipment	40.08

Systems Software	32.61

Electronic Components	9.58

Semiconductors	8.23

Application Software	4.82

Technology Hardware, Storage & Peripherals	4.70

Money Market Funds Plus Other Assets Less Liabilities	(0.02)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Dynamic Oil & Gas Services ETF (PXJ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Oil & Gas Drilling-22.25%
Helmerich & Payne, Inc.	53,172	$2,632,546
Nabors Industries Ltd.(b)(c)	10,006	1,741,344
Noble Corp. PLC(b)	43,286	1,560,027
Patterson-UTI Energy, Inc.	85,347	1,506,375
Transocean Ltd.(b)(c)	371,325	1,366,476
Valaris Ltd.(b)	48,428	3,241,286

		12,048,054

Oil & Gas Equipment & Services-63.14%
Archrock, Inc.(c)	174,221	1,308,400
Baker Hughes Co., Class A	91,147	2,521,126
Cactus, Inc., Class A(c)	31,622	1,635,490
ChampionX Corp.(c)	105,194	3,010,652
Expro Group Holdings N.V.(b)	106,734	2,020,475
Halliburton Co.	76,164	2,773,893
Liberty Energy, Inc., Class A(b)(c)	89,464	1,512,836
NexTier Oilfield Solutions, Inc.(b)	141,132	1,422,610
NOV, Inc.	129,581	2,902,614
Oceaneering International, Inc.(b)	144,528	2,021,947
ProPetro Holding Corp.(b)(c)	142,181	1,683,423
RPC, Inc.	165,247	1,839,199
Schlumberger Ltd.	60,484	3,146,983
TechnipFMC PLC (United Kingdom)(b)(c)	278,193	2,946,064
USA Compression Partners L.P.	72,669	1,314,582
Weatherford International PLC(b)	51,154	2,132,099

		34,192,393

Oil & Gas Storage & Transportation-14.61%
DHT Holdings, Inc.	175,039	1,559,597
Frontline Ltd. (Norway)(c)	117,117	1,470,989
Golar LNG Ltd. (Cameroon)(b)	47,957	1,334,164
International Seaways, Inc.	45,561	1,932,242
Scorpio Tankers, Inc. (Monaco)	33,736	1,617,304

		7,914,296

Total Common Stocks & Other Equity Interests (Cost $51,206,613)		54,154,743

	Shares	Value
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $75,608)	75,608	$75,608

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $51,282,221)		54,230,351

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.81%
Invesco Private Government Fund, 3.18%(d)(e)(f)	2,548,644	2,548,644
Invesco Private Prime Fund, 3.28%(d)(e)(f)	6,551,637	6,551,637

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,100,244)		9,100,281

TOTAL INVESTMENTS IN SECURITIES-116.95% (Cost $60,382,465)		63,330,632
OTHER ASSETS LESS LIABILITIES-(16.95)%		(9,177,211)

NET ASSETS-100.00%		$54,153,421

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$126,244	$853,290	$(903,926)	$-	$-	$75,608	$851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Dynamic Oil & Gas Services ETF (PXJ)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$5,339,810	$16,547,767	$(19,338,933)	$-	$-	$2,548,644	$21,031	*

Invesco Private Prime Fund	12,457,065	33,747,469	(39,652,244)	(164)	(489)	6,551,637	56,780	*

Total	$17,923,119	$51,148,526	$(59,895,103)	$(164)	$(489)	$9,175,889	$78,662

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Oil & Gas Equipment & Services	63.14

Oil & Gas Drilling	22.25

Oil & Gas Storage & Transportation	14.61

Money Market Funds Plus Other Assets Less Liabilities	(0.00)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Dynamic Pharmaceuticals ETF (PJP)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Biotechnology-44.42%
AbbVie, Inc.	123,886	$18,136,910
Amgen, Inc.	70,434	19,041,832
Biogen, Inc.(b)	50,922	14,433,331
Emergent BioSolutions, Inc.(b)	379,379	7,913,846
Enanta Pharmaceuticals, Inc.(b)	151,903	6,852,344
Gilead Sciences, Inc.	270,467	21,220,841
Horizon Therapeutics PLC(b)	168,959	10,529,525
Ligand Pharmaceuticals, Inc.(b)(c)	101,909	8,932,324
Regeneron Pharmaceuticals, Inc.(b)	17,144	12,836,570
Travere Therapeutics, Inc.(b)(c)	381,332	8,267,278
United Therapeutics Corp.(b)	45,709	10,537,296

		138,702,097

Health Care Equipment-5.15%
Abbott Laboratories	162,459	16,073,694

Pharmaceuticals-50.41%
Amphastar Pharmaceuticals, Inc.(b)(c)	319,448	9,870,943
Bausch Health Cos., Inc.(b)(c)	1,964,565	12,769,673
Corcept Therapeutics, Inc.(b)	382,474	10,938,756
Eli Lilly and Co.	54,655	19,790,029
Jazz Pharmaceuticals PLC(b)	66,022	9,493,303
Johnson & Johnson	103,671	18,035,644
Merck & Co., Inc.	190,924	19,321,509
Pacira BioSciences, Inc.(b)(c)	183,925	9,519,958
Perrigo Co. PLC(c)	260,881	10,508,287
Pfizer, Inc.	358,699	16,697,438
Prestige Consumer Healthcare, Inc.(b)(c)	190,738	10,391,406
Supernus Pharmaceuticals, Inc.(b)(c)	294,722	10,100,123

		157,437,069

Total Common Stocks & Other Equity Interests (Cost $289,637,008)		312,212,860

	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $118,329)	118,329	$118,329

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $289,755,337)		312,331,189

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.00%
Invesco Private Government Fund, 3.18%(d)(e)(f)	12,245,803	12,245,803
Invesco Private Prime Fund, 3.28%(d)(e)(f)	31,481,271	31,481,271

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,727,713)		43,727,074

TOTAL INVESTMENTS IN SECURITIES-114.02% (Cost $333,483,050)		356,058,263
OTHER ASSETS LESS LIABILITIES-(14.02)%		(43,769,329)

NET ASSETS-100.00%.		$312,288,934

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$137,871	$2,608,784	$(2,628,326)	$-	$-	$118,329	$1,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Dynamic Pharmaceuticals ETF (PJP)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$18,280,630	$59,469,544	$(65,504,371)	$-	$-	$12,245,803	$94,933	*

Invesco Private Prime Fund	42,636,270	140,110,321	(151,263,895)	(912)	(513)	31,481,271	258,555	*

Total	$61,054,771	$202,188,649	$(219,396,592)	$(912)	$(513)	$43,845,403	$355,133

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Pharmaceuticals	50.41

Biotechnology	44.42

Health Care Equipment	5.15

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Dynamic Semiconductors ETF (PSI)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Electronic Components-3.22%
Vishay Intertechnology, Inc.(b)	685,159	$14,326,675

Semiconductor Equipment-34.73%
Amkor Technology, Inc.(b)	668,012	13,887,969
Applied Materials, Inc.	254,009	22,426,455
Axcelis Technologies, Inc.(b)(c)	195,916	11,363,128
Cohu, Inc.(b)(c)	498,798	16,420,430
FormFactor, Inc.(b)(c)	432,414	8,739,087
KLA Corp.	38,943	12,323,512
Kulicke & Soffa Industries, Inc. (Singapore)(b)	311,303	13,056,048
Lam Research Corp.	55,813	22,591,986
Onto Innovation, Inc.(b)(c)	182,766	12,216,079
Photronics, Inc.(b)(c)	607,757	9,857,819
Veeco Instruments, Inc.(b)(c)	642,513	11,713,012

		154,595,525

Semiconductors-61.99%
Alpha & Omega Semiconductor Ltd.(b)(c)	342,667	11,222,344
Analog Devices, Inc.	157,463	22,457,373
Broadcom, Inc.	48,868	22,973,824
Cirrus Logic, Inc.(b)(c)	167,438	11,238,439
Diodes, Inc.(c)	181,703	13,022,654
GLOBALFOUNDRIES, Inc.(b)(c)	235,831	13,371,618
Lattice Semiconductor Corp.(c)	237,340	11,513,363
MaxLinear, Inc.(b)(c)	372,708	11,509,223
Microchip Technology, Inc.	204,217	12,608,358
Micron Technology, Inc.(b)	447,441	24,206,558
Monolithic Power Systems, Inc.	28,435	9,652,261
NVIDIA Corp.	150,663	20,334,985
NXP Semiconductors N.V. (China)	81,144	11,853,516
ON Semiconductor Corp.(c)	198,124	12,170,757
QUALCOMM, Inc.	183,973	21,646,263
Silicon Laboratories, Inc.(b)(c)	105,558	12,130,725

	Shares	Value
Semiconductors-(continued)
Texas Instruments, Inc.	150,073	$24,106,226
Wolfspeed, Inc.(b)(c)	126,037	9,925,414

		275,943,901

Total Common Stocks & Other Equity Interests (Cost $535,702,508)		444,866,101

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $417,123)	417,123	417,123

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $536,119,631)		445,283,224

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-20.86%
Invesco Private Government Fund, 3.18%(d)(e)(f)	25,999,305	25,999,305
Invesco Private Prime Fund, 3.28%(d)(e)(f)	66,837,263	66,837,263

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,836,394)		92,836,568

TOTAL INVESTMENTS IN SECURITIES-120.89% (Cost $628,956,025)		538,119,792
OTHER ASSETS LESS LIABILITIES-(20.89)%		(92,983,366)

NET ASSETS-100.00%		$445,136,426

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 114,354	$ 2,696,169	$ (2,393,400)	$ -	$ -	$ 417,123	$ 1,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Dynamic Semiconductors ETF (PSI)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$11,548,793	$141,822,550	$(127,372,038)	$-	$-	$25,999,305	$214,167	*

Invesco Private Prime Fund	26,909,169	288,560,475	(248,633,838)	(1,086)	2,543	66,837,263	585,336	*

Total	$38,572,316	$433,079,194	$(378,399,276)	$(1,086)	$2,543	$93,253,691	$801,319

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Semiconductors	61.99

Semiconductor Equipment	34.73

Electronic Components	3.22

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Dynamic Software ETF (PSJ)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Aerospace & Defense-3.20%
Parsons Corp.(b)	135,556	$6,354,865

Application Software-30.70%
Box, Inc., Class A(b)	196,875	5,719,219
Cadence Design Systems, Inc.(b)	57,870	8,760,939
Consensus Cloud Solutions, Inc.(b)(c)	107,575	6,039,261
EngageSmart, Inc.(b)(c)	281,744	5,533,452
Fair Isaac Corp.(b)(c)	12,151	5,818,385
Instructure Holdings, Inc.(b)(c)	250,295	5,911,968
Manhattan Associates, Inc.(b)(c)	40,038	4,871,424
New Relic, Inc.(b)(c)	92,150	5,458,966
Synopsys, Inc.(b)	29,539	8,641,634
Verint Systems, Inc.(b)(c)	119,507	4,234,133

		60,989,381

Communications Equipment-3.22%
NetScout Systems, Inc.(b)(c)	178,251	6,402,776

Data Processing & Outsourced Services-11.76%
Broadridge Financial Solutions, Inc.	61,062	9,162,964
CSG Systems International, Inc.(c)	100,774	6,517,055
Jack Henry & Associates, Inc.	28,790	5,730,937
WeTrade Group, Inc. (China)(b)(c)	1,796,356	1,958,028

		23,368,984

Health Care Technology-10.11%
Allscripts Healthcare Solutions, Inc.(b)(c)	346,987	5,100,709
Multiplan Corp.(b)(c)	1,522,174	4,368,639
NextGen Healthcare, Inc.(b)(c)	333,962	6,692,598
Simulations Plus, Inc.	94,759	3,932,499

		20,094,445

Interactive Home Entertainment-18.88%
Electronic Arts, Inc.	83,680	10,540,333
Playtika Holding Corp.(b)	561,035	5,301,781
ROBLOX Corp., Class A(b)(c)	258,207	11,552,181
Take-Two Interactive Software, Inc.(b)	85,272	10,103,026

		37,497,321

Interactive Media & Services-7.79%
Bumble, Inc., Class A(b)(c)	218,768	5,556,707
Snap, Inc., Class A(b)(c)	1,000,421	9,914,172

		15,470,879

	Shares	Value
Semiconductors-3.18%
Rambus, Inc.(b)(c)	209,350	$6,313,996

Systems Software-11.19%
Check Point Software Technologies Ltd. (Israel)(b)	86,965	11,238,487
NortonLifeLock, Inc.(c)	249,104	5,612,313
Qualys, Inc.(b)(c)	37,722	5,377,649

		22,228,449

Total Common Stocks & Other Equity Interests (Cost $216,471,197)		198,721,096

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $31,340)	31,340	31,340

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $216,502,537)		198,752,436

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-30.56%
Invesco Private Government Fund, 3.18%(d)(e)(f)	17,004,704	17,004,704
Invesco Private Prime Fund, 3.28%(d)(e)(f)	43,716,240	43,716,240

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,721,614)		60,720,944

TOTAL INVESTMENTS IN SECURITIES-130.61% (Cost $277,224,151)		259,473,380
OTHER ASSETS LESS LIABILITIES-(30.61)%		(60,813,415)

NET ASSETS-100.00%.		$198,659,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dynamic Software ETF (PSJ)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$10,951	$20,371,834	$(20,351,445)	$-	$-	$31,340	$1,953

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	11,459,301	78,679,696	(73,134,293)	-	-	17,004,704	104,382	*

Invesco Private Prime Fund	26,722,975	171,903,623	(154,909,281)	(1,979)	902	43,716,240	288,251	*

Total	$38,193,227	$270,955,153	$(248,395,019)	$(1,979)	$902	$60,752,284	$394,586

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of October 31, 2022

Application Software	30.70

Interactive Home Entertainment	18.88

Data Processing & Outsourced Services	11.76

Systems Software	11.19

Health Care Technology	10.11

Interactive Media & Services	7.79

Communications Equipment	3.22

Aerospace & Defense	3.20

Semiconductors	3.18

Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Statements of Assets and Liabilities

October 31, 2022

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)	Invesco Dynamic Building & Construction ETF (PKB)	Invesco Dynamic Energy Exploration & Production ETF (PXE)	Invesco Dynamic Food & Beverage ETF (PBJ)
Assets:
Unaffiliated investments in securities, at value(a)	$249,720,243	$109,626,857	$332,726,231	$337,253,072
Affiliated investments in securities, at value	70,623,788	17,041,386	52,347,761	44,185,935
Cash	-	-	2,993	-
Receivable for:
Dividends	428	42,692	80,512	3,363,665
Securities lending	6,101	1,678	10,418	4,065
Investments sold	-	-	-	-
Fund shares sold	-	-	1,669,522	-
Other assets	18,681	23,606	24,738	25,389

Total assets	320,369,241	126,736,219	386,862,175	384,832,126

Liabilities:
Due to custodian	-	-	-	2,970,525
Payable for:
Investments purchased	-	-	1,668,838	-
Collateral upon return of securities loaned	70,499,234	16,999,987	52,017,034	44,185,612
Fund shares repurchased	-		-	-
Expenses recaptured	-	-	5,233	-
Accrued advisory fees	100,740	45,962	126,797	134,749
Accrued trustees’ and officer’s fees	72,359	50,536	51,572	59,697
Accrued expenses	65,760	74,578	89,217	73,050
Accrued tax expenses	-	-	320	-

Total liabilities	70,738,093	17,171,063	53,959,011	47,423,633

Net Assets	$249,631,148	$109,565,156	$332,903,164	$337,408,493

Net assets consist of:
Shares of beneficial interest	$519,664,297	$224,031,663	$359,712,824	$408,949,302
Distributable earnings (loss)	(270,033,149)	(114,466,507)	(26,809,660)	(71,540,809)

Net Assets	$249,631,148	$109,565,156	$332,903,164	$337,408,493

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,940,000	2,740,000	9,970,000	7,200,000
Net asset value	$63.36	$39.99	$33.39	$46.86

Market price	$63.36	$40.00	$33.41	$46.91

Unaffiliated investments in securities, at cost	$240,968,643	$117,427,813	$295,931,950	$328,230,404

Affiliated investments in securities, at cost	$70,625,211	$17,041,688	$52,347,417	$44,185,612

(a) Includes securities on loan with an aggregate value of:	$67,673,289	$16,358,152	$51,772,026	$43,080,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	Invesco Dynamic Media ETF (PBS)	Invesco Dynamic Networking ETF (PXQ)	Invesco Dynamic Oil & Gas Services ETF (PXJ)	Invesco Dynamic Pharmaceuticals ETF (PJP)	Invesco Dynamic Semiconductors ETF (PSI)	Invesco Dynamic Software ETF (PSJ)

$609,022,924	$32,403,115	$42,068,222	$54,154,743	$312,212,860	$444,866,101	$198,721,096
194,060,708	9,670,810	8,796,077	9,175,889	43,845,403	93,253,691	60,752,284
-	-	-	-	-	-	-

1,617	4,481	165	218	252,655	187,112	5,750
34,688	12,450	617	2,222	3,944	36,851	68,129
4,626,710	-	-	22,674	-	-	-
-	-	-	797,840	-	-	-
52,164	20,228	20,439	22,530	19,450	24,119	19,908

807,798,811	42,111,084	50,885,520	64,176,116	356,334,312	538,367,874	259,567,167

-	-	-	-	-	-	224

-	-	-	797,575	-	-	-
193,354,402	9,599,846	8,721,799	9,100,244	43,727,713	92,836,394	60,721,614
4,627,510	-	-	-	-	-	-
-	-	-	-	-	-	-
257,447	12,721	13,010	21,202	128,440	187,667	92,928
53,878	52,940	44,869	60,479	111,334	50,149	51,639
218,298	39,642	47,204	43,195	77,891	157,238	40,797
-	-	-	-	-	-	-

198,511,535	9,705,149	8,826,882	10,022,695	44,045,378	93,231,448	60,907,202

$609,287,276	$32,405,935	$42,058,638	$54,153,421	$312,288,934	$445,136,426	$198,659,965

$1,220,076,556	$142,141,293	$92,206,783	$161,777,103	$727,204,243	$653,461,122	$390,083,109
(610,789,280)	(109,735,358)	(50,148,145)	(107,623,682)	(414,915,309)	(208,324,696)	(191,423,144)

$609,287,276	$32,405,935	$42,058,638	$54,153,421	$312,288,934	$445,136,426	$198,659,965

15,800,000	950,000	540,000	10,860,000	4,080,000	4,750,000	2,080,000
$38.56	$34.11	$77.89	$4.99	$76.54	$93.71	$95.51

$38.59	$34.11	$77.97	$5.00	$76.57	$93.68	$95.47

$685,218,176	$44,340,347	$39,664,554	$51,206,613	$289,637,008	$535,702,508	$216,471,197

$194,062,249	$9,670,825	$8,796,079	$9,175,852	$43,846,042	$93,253,517	$60,752,954

$188,452,451	$9,175,988	$8,482,818	$9,040,529	$42,277,227	$88,835,593	$58,927,333

27

Statements of Operations

For the six months ended October 31, 2022

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)	Invesco Dynamic Building & Construction ETF (PKB)	Invesco Dynamic Energy Exploration & Production ETF (PXE)	Invesco Dynamic Food & Beverage ETF (PBJ)
Investment income:
Unaffiliated dividend income	$462,190	$740,660	$5,451,009	$6,020,544
Affiliated dividend income	878	2,330	2,977	1,894
Securities lending income, net	27,040	11,896	168,276	16,055
Foreign withholding tax	-	-	-	-

Total investment income	490,108	754,886	5,622,262	6,038,493

Expenses:
Advisory fees	584,502	311,313	734,059	774,985
Sub-licensing fees	35,070	18,678	44,043	46,498
Accounting & administration fees	15,109	15,257	10,951	7,090
Professional fees	13,798	13,870	13,845	13,340
Custodian & transfer agent fees	4,583	2,849	1,883	1,547
Trustees’ and officer’s fees	(10,156)	(5,498)	(5,427)	(7,374)
Recapture (Note 3)	-	-	99,282	5,173
Tax expenses	-	-	628	-
Other expenses	20,248	17,694	11,525	13,349

Total expenses	663,154	374,163	910,789	854,608

Less: Waivers	(47)	(76)	(189)	(127)

Net expenses	663,107	374,087	910,600	854,481

Net investment income (loss)	(172,999)	380,799	4,711,662	5,184,012

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(19,479,740)	(10,618,793)	162,804	(12,151,644)
Affiliated investment securities	2,001	301	(2,923)	1,766
In-kind redemptions	15,991,309	(1,184,127)	62,746,613	15,129,724

Net realized gain (loss)	(3,486,430)	(11,802,619)	62,906,494	2,979,846

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	30,665,619	6,895,606	(30,048,897)	(6,804,386)
Affiliated investment securities	(2,756)	(302)	(2,160)	323

Change in net unrealized appreciation (depreciation)	30,662,863	6,895,304	(30,051,057)	(6,804,063)

Net realized and unrealized gain (loss)	27,176,433	(4,907,315)	32,855,437	(3,824,217)

Net increase (decrease) in net assets resulting from operations	$27,003,434	$(4,526,516)	$37,567,099	$1,359,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	Invesco Dynamic Media ETF (PBS)	Invesco Dynamic Networking ETF (PXQ)	Invesco Dynamic Oil & Gas Services ETF (PXJ)	Invesco Dynamic Pharmaceuticals ETF (PJP)	Invesco Dynamic Semiconductors ETF (PSI)	Invesco Dynamic Software ETF (PSJ)

$3,905,302	$163,173	$115,235	$240,141	$2,226,555	$2,989,105	$287,545
5,846	700	709	851	1,645	1,816	1,953
313,845	64,376	48,569	19,755	16,925	143,749	3,237,357
-	-	-	(186)	-	(10,787)	(13,414)

4,224,993	228,249	164,513	260,561	2,245,125	3,123,883	3,513,441

2,488,535	90,987	103,841	109,118	792,975	1,356,116	538,720
149,309	5,459	6,230	6,547	47,578	81,365	32,323
59,459	8,897	7,763	7,028	13,649	33,227	18,883
17,728	13,688	17,106	13,459	14,253	15,756	14,213
11,253	874	1,402	1,108	1,901	5,770	77,748
(908)	(6,850)	(5,040)	(8,500)	(18,157)	(2,979)	(5,107)
-	-	-	-	-	-	-
-	-	-	-	-	-	-
43,978	13,279	12,470	11,328	18,934	23,876	24,895

2,769,354	126,334	143,772	140,088	871,133	1,513,131	701,675

(534)	(11,729)	(12,973)	(2,647)	(96)	(85)	(37,188)

2,768,820	114,605	130,799	137,441	871,037	1,513,046	664,487

1,456,173	113,644	33,714	123,120	1,374,088	1,610,837	2,848,954

(172,650,552)	(6,768,738)	(5,564,393)	(1,215,313)	(12,771,843)	(83,581,651)	(40,283,347)
(6,918,240)	119	(34)	(489)	(513)	2,543	902
(35,533,454)	(27,672)	142,580	179,902	11,009,397	1,865,589	(637,371)

(215,102,246)	(6,796,291)	(5,421,847)	(1,035,900)	(1,762,959)	(81,713,519)	(40,919,816)

56,313,386	585,222	4,254,814	707,523	3,306,946	976,321	31,182,226
3,715,891	(47)	(2)	(164)	(912)	(1,086)	(1,979)

60,029,277	585,175	4,254,812	707,359	3,306,034	975,235	31,180,247

(155,072,969)	(6,211,116)	(1,167,035)	(328,541)	1,543,075	(80,738,284)	(9,739,569)

$(153,616,796)	$(6,097,472)	$(1,133,321)	$(205,421)	$2,917,163	$(79,127,447)	$(6,890,615)

29

Statements of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco Dynamic Biotechnology & Genome ETF (PBE)		Invesco Dynamic Building & Construction ETF (PKB)

	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income (loss)	$(172,999)	$(374,703)	$380,799	$772,861
Net realized gain (loss)	(3,486,430)	(21,173,123)	(11,802,619)	14,530,032
Change in net unrealized appreciation (depreciation)	30,662,863	(53,263,434)	6,895,304	(67,504,990)

Net increase (decrease) in net assets resulting from operations	27,003,434	(74,811,260)	(4,526,516)	(52,202,097)

Distributions to Shareholders from:
Distributable earnings	-	-	(274,805)	(775,962)

Shareholder Transactions:
Proceeds from shares sold	83,033,474	75,848,619	-	262,827,248
Value of shares repurchased	(68,596,494)	(80,679,558)	(32,955,347)	(342,320,529)

Net increase (decrease) in net assets resulting from share transactions	14,436,980	(4,830,939)	(32,955,347)	(79,493,281)

Net increase (decrease) in net assets	41,440,414	(79,642,199)	(37,756,668)	(132,471,340)

Net assets:
Beginning of period	208,190,734	287,832,933	147,321,824	279,793,164

End of period	$249,631,148	$208,190,734	$109,565,156	$147,321,824

Changes in Shares Outstanding:
Shares sold	1,370,000	1,050,000	-	5,050,000
Shares repurchased	(1,130,000)	(1,170,000)	(820,000)	(6,930,000)
Shares outstanding, beginning of period	3,700,000	3,820,000	3,560,000	5,440,000

Shares outstanding, end of period	3,940,000	3,700,000	2,740,000	3,560,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Dynamic Energy Exploration & Production ETF (PXE)		Invesco Dynamic Food & Beverage ETF (PBJ)		Invesco Dynamic Leisure and Entertainment ETF (PEJ)		Invesco Dynamic Media ETF (PBS)

Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$4,711,662	$3,287,551	$5,184,012	$944,073	$1,456,173	$5,394,365	$113,644	$106,392
62,906,494	14,207,105	2,979,846	9,338,352	(215,102,246)	118,870,100	(6,796,291)	6,982,328
(30,051,057)	67,347,165	(6,804,063)	3,401,747	60,029,277	(136,953,823)	585,175	(20,717,644)

37,567,099	84,841,821	1,359,795	13,684,172	(153,616,796)	(12,689,358)	(6,097,472)	(13,628,924)

(4,834,816)	(2,912,994)	(1,794,401)	(1,060,636)	(1,814,967)	(5,931,416)	(121,025)	(290,662)

269,064,814	182,255,982	181,812,242	295,475,317	93,256,131	1,001,348,301	4,044,070	81,740,045
(233,110,160)	(59,561,855)	(146,821,881)	(88,981,438)	(677,958,808)	(1,420,572,743)	(3,869,531)	(112,055,816)

35,954,654	122,694,127	34,990,361	206,493,879	(584,702,677)	(419,224,442)	174,539	(30,315,771)

68,686,937	204,622,954	34,555,755	219,117,415	(740,134,440)	(437,845,216)	(6,043,958)	(44,235,357)

264,216,227	59,593,273	302,852,738	83,735,323	1,349,421,716	1,787,266,932	38,449,893	82,685,250

$332,903,164	$264,216,227	$337,408,493	$302,852,738	$609,287,276	$1,349,421,716	$32,405,935	$38,449,893

8,240,000	8,470,000	3,990,000	6,510,000	2,260,000	20,770,000	110,000	1,560,000
(7,760,000)	(2,930,000)	(3,280,000)	(2,050,000)	(17,630,000)	(28,450,000)	(110,000)	(2,200,000)
9,490,000	3,950,000	6,490,000	2,030,000	31,170,000	38,850,000	950,000	1,590,000

9,970,000	9,490,000	7,200,000	6,490,000	15,800,000	31,170,000	950,000	950,000

31

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco Dynamic Networking ETF (PXQ)		Invesco Dynamic Oil & Gas Services ETF (PXJ)

	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income	$33,714	$1,094,891	$123,120	$44,996
Net realized gain (loss)	(5,421,847)	4,954,846	(1,035,900)	(4,015,700)
Change in net unrealized appreciation (depreciation)	4,254,812	(9,231,646)	707,359	11,505,886

Net increase (decrease) in net assets resulting from operations	(1,133,321)	(3,181,909)	(205,421)	7,535,182

Distributions to Shareholders from:
Distributable earnings	(388,204)	(519,279)	(175,081)	(138,481)

Shareholder Transactions:
Proceeds from shares sold	-	43,601,425	36,975,689	47,048,626
Value of shares repurchased	(1,501,704)	(36,666,587)	(50,388,232)	(42,416,400)

Net increase (decrease) in net assets resulting from share transactions	(1,501,704)	6,934,838	(13,412,543)	4,632,226

Net increase (decrease) in net assets	(3,023,229)	3,233,650	(13,793,045)	12,028,927

Net assets:
Beginning of period	45,081,867	41,848,217	67,946,466	55,917,539

End of period	$42,058,638	$45,081,867	$54,153,421	$67,946,466

Changes in Shares Outstanding:
Shares sold	-	470,000	7,980,000	10,540,000
Shares repurchased	(20,000)	(400,000)	(12,810,000)	(12,000,000)
Shares outstanding, beginning of period	560,000	490,000	15,690,000	17,150,000

Shares outstanding, end of period	540,000	560,000	10,860,000	15,690,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Dynamic Pharmaceuticals ETF (PJP)		Invesco Dynamic Semiconductors ETF (PSI)		Invesco Dynamic Software ETF (PSJ)

Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$1,374,088	$3,592,671	$1,610,837	$1,919,551	$2,848,954	$1,957,130
(1,762,959)	30,141,042	(81,713,519)	118,746,733	(40,919,816)	(82,001,377)
3,306,034	(37,448,594)	975,235	(212,525,790)	31,180,247	(88,601,357)

2,917,163	(3,714,881)	(79,127,447)	(91,859,506)	(6,890,615)	(168,645,604)

(1,575,341)	(3,500,523)	(1,587,547)	(1,713,558)	(1,666,396)	(23,142,175)

30,557,043	113,139,478	36,879,020	644,996,347	2,006,325	188,174,802
(40,092,281)	(143,944,893)	(101,337,294)	(594,389,766)	(35,027,538)	(378,234,226)

(9,535,238)	(30,805,415)	(64,458,274)	50,606,581	(33,021,213)	(190,059,424)

(8,193,416)	(38,020,819)	(145,173,268)	(42,966,483)	(41,578,224)	(381,847,203)

320,482,350	358,503,169	590,309,694	633,276,177	240,238,189	622,085,392

$312,288,934	$320,482,350	$445,136,426	$590,309,694	$198,659,965	$240,238,189

400,000	1,430,000	320,000	4,740,000	20,000	1,220,000
(540,000)	(1,800,000)	(970,000)	(4,570,000)	(370,000)	(2,600,000)
4,220,000	4,590,000	5,400,000	5,230,000	2,430,000	3,810,000

4,080,000	4,220,000	4,750,000	5,400,000	2,080,000	2,430,000

33

Financial Highlights

Invesco Dynamic Biotechnology & Genome ETF (PBE)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$56.27		$75.35	$53.16	$52.22	$48.02		$43.11

Net investment income (loss)(a)	(0.04)		(0.10)	(0.19)	0.00 (b)	(0.16)		0.00 (b)
Net realized and unrealized gain (loss) on investments	7.13		(18.98)	22.38	0.97	4.36		5.13

Total from investment operations	7.09		(19.08)	22.19	0.97	4.20		5.13

Distributions to shareholders from:
Net investment income	-		-	-	(0.03)	(0.00	)(c)	(0.22)

Net asset value at end of period	$63.36		$56.27	$75.35	$53.16	$52.22		$48.02

Market price at end of period(d)	$63.36		$56.24	$75.31	$53.27	$52.22		$48.08

Net Asset Value Total Return(e)	12.60%		(25.32)%	41.74%	1.87%	8.75%		11.94%
Market Price Total Return(e)	12.66%		(25.32)%	41.37%	2.08%	8.62%		12.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$249,631		$208,191	$287,833	$220,611	$248,027		$232,910
Ratio to average net assets of:
Expenses	0.57	%(f)	0.57%	0.59%	0.58%	0.57%		0.59%
Net investment income (loss)	(0.15	)%(f)	(0.14)%	(0.30)%	0.01%	(0.29)%		0.01%
Portfolio turnover rate(g)	38%		121%	151%	252%	117%		141%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco Dynamic Building & Construction ETF (PKB)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$41.38		$51.43	$25.83	$30.04	$30.33	$29.58

Net investment income(a)	0.12		0.14	0.10	0.12	0.13	0.08
Net realized and unrealized gain (loss) on investments	(1.42)		(10.05)	25.62	(4.19)	(0.29)	0.73

Total from investment operations	(1.30)		(9.91)	25.72	(4.07)	(0.16)	0.81

Distributions to shareholders from:
Net investment income	(0.09)		(0.14)	(0.12)	(0.14)	(0.13)	(0.06)

Net asset value at end of period	$39.99		$41.38	$51.43	$25.83	$30.04	$30.33

Market price at end of period(b)	$40.00		$41.38	$51.48	$25.89	$30.05	$30.34

Net Asset Value Total Return(c)	(3.13)%		(19.31)%	99.81%	(13.59)%	(0.47)%	2.73%
Market Price Total Return(c)	(3.10)%		(19.39)%	99.54%	(13.42)%	(0.47)%	2.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$109,565		$147,322	$279,793	$69,753	$118,639	$280,510
Ratio to average net assets of:
Expenses	0.60	%(d)	0.57%	0.60%	0.59%	0.60%	0.58%
Net investment income	0.61	%(d)	0.29%	0.25%	0.38%	0.44%	0.24%
Portfolio turnover rate(e)	53%		151%	136%	139%	148%	143%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco Dynamic Energy Exploration & Production ETF (PXE)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$27.84		$15.09	$10.12	$19.55		$24.06	$20.28

Net investment income(a)	0.48		0.51	0.15	0.26		0.20	0.28
Net realized and unrealized gain (loss) on investments	5.54		12.68	5.22	(9.41)		(4.48)	3.89

Total from investment operations	6.02		13.19	5.37	(9.15)		(4.28)	4.17

Distributions to shareholders from:
Net investment income	(0.47)		(0.44)	(0.40)	(0.28)		(0.23)	(0.39)

Net asset value at end of period	$33.39		$27.84	$15.09	$10.12		$19.55	$24.06

Market price at end of period(b)	$33.41		$27.79	$15.12	$10.11		$19.57	$24.12

Net Asset Value Total Return(c)	21.88%		88.75%	55.47%	(47.06)%		(17.84)%	21.00%
Market Price Total Return(c)	22.17%		88.04%	55.94%	(47.17)%		(17.96)%	21.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$332,903		$264,216	$59,593	$16,693		$40,078	$49,324
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(d)	0.63%	0.63%	0.65	%(e)	0.63%	0.65%
Expenses, prior to Waivers	0.62	%(d)	0.63%	0.95%	0.86	%(e)	0.64%	0.77%
Net investment income	3.21	%(d)	2.41%	1.30%	1.80	%(e)	0.82%	1.37%
Portfolio turnover rate(f)	41%		63%	73%	126%		110%	87%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights–(continued)

Invesco Dynamic Food & Beverage ETF (PBJ)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022	2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$46.66		$41.25	$30.36	$34.21		$32.81	$33.75

Net investment income(a)	0.75		0.34	0.47	0.41		0.34	0.41
Net realized and unrealized gain (loss) on investments	(0.29)		5.46	10.87	(3.81)		1.39	(0.99)

Total from investment operations	0.46		5.80	11.34	(3.40)		1.73	(0.58)

Distributions to shareholders from:
Net investment income	(0.26)		(0.39)	(0.45)	(0.45)		(0.33)	(0.36)

Net asset value at end of period	$46.86		$46.66	$41.25	$30.36		$34.21	$32.81

Market price at end of period(b)	$46.91		$46.70	$41.27	$30.38		$34.19	$32.76

Net Asset Value Total Return(c)	1.03%		14.14%	37.65%	(10.00)%		5.37%	(1.70)%
Market Price Total Return(c)	1.05%		14.18%	37.63%	(9.90)%		5.47%	(1.82)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$337,408		$302,853	$83,735	$63,746		$71,831	$78,732
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(d)	0.63%	0.63%	0.64	%(e)	0.63%	0.63%
Expenses, prior to Waivers	0.55	%(d)	0.63%	0.68%	0.64	%(e)	0.65%	0.65%
Net investment income	3.34	%(d)	0.78%	1.35%	1.23	%(e)	1.05%	1.25%
Portfolio turnover rate(f)	50%		98%	116%	136%		122%	147%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022	2021		2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$43.29		$46.00	$27.39		$44.80		$44.89	$42.00

Net investment income(a)	0.06		0.18	0.31	(b)	0.18		0.19	0.41
Net realized and unrealized gain (loss) on investments	(4.73)		(2.68)	18.62		(17.35)		(0.05)	2.86

Total from investment operations	(4.67)		(2.50)	18.93		(17.17)		0.14	3.27

Distributions to shareholders from:
Net investment income	(0.06)		(0.21)	(0.32)		(0.24)		(0.23)	(0.38)

Net asset value at end of period	$38.56		$43.29	$46.00		$27.39		$44.80	$44.89

Market price at end of period(c)	$38.59		$43.29	$45.93		$27.48		$44.78	$44.96

Net Asset Value Total Return(d)	(10.77)%		(5.47)%	69.34%		(38.42)%		0.33%	7.84%
Market Price Total Return(d)	(10.70)%		(5.32)%	68.53%		(38.19)%		0.12%	8.01%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$609,287		$1,349,422	$1,787,267		$135,590		$67,201	$116,724
Ratio to average net assets of:
Expenses, after Waivers	0.56	%(e)	0.54%	0.55%		0.64	%(f)	0.63%	0.63%
Expenses, prior to Waivers	0.56	%(e)	0.55%	0.55%		0.70	%(f)	0.63%	0.65%
Net investment income	0.29	%(e)	0.38%	0.76	%(b)	0.47	%(f)	0.42%	0.97%
Portfolio turnover rate(g)	77%		153%	126%		163%		207%	177%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.01 and 0.02%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco Dynamic Media ETF (PBS)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022	2021		2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$40.47		$52.00	$27.88		$34.65		$29.14	$27.97

Net investment income(a)	0.11		0.06	0.40	(b)	0.12		0.16	0.15
Net realized and unrealized gain (loss) on investments	(6.35)		(11.42)	23.96		(6.75)		5.58	1.14

Total from investment operations	(6.24)		(11.36)	24.36		(6.63)		5.74	1.29

Distributions to shareholders from:
Net investment income	(0.12)		(0.17)	(0.24)		(0.14)		(0.23)	(0.12)

Net asset value at end of period	$34.11		$40.47	$52.00		$27.88		$34.65	$29.14

Market price at end of period(c)	$34.11		$40.43	$51.96		$27.85		$34.65	$29.16

Net Asset Value Total Return(d)	(15.43)%		(21.90)%	87.47%		(19.20)%		19.81%	4.64%
Market Price Total Return(d)	(15.34)%		(21.92)%	87.53%		(19.28)%		19.73%	4.67%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,406		$38,450	$82,685		$30,668		$88,348	$48,080
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%	0.63%		0.64	%(f)	0.63%	0.63%
Expenses, prior to Waivers	0.69	%(e)	0.64%	0.72%		0.67	%(f)	0.67%	0.68%
Net investment income	0.62	%(e)	0.12%	0.94	%(b)	0.36	%(f)	0.49%	0.53%
Portfolio turnover rate(g)	42%		99%	99%		146%		103%	150%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.04 and 0.08%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco Dynamic Networking ETF (PXQ)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022		2021	2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$80.50		$85.40		$57.59	$63.16		$50.08	$43.58

Net investment income(a)	0.06		2.23	(b)	0.08	0.10		0.66	0.18
Net realized and unrealized gain (loss) on investments	(1.96)		(6.10)		27.86	(5.51)		13.13	6.62

Total from investment operations	(1.90)		(3.87)		27.94	(5.41)		13.79	6.80

Distributions to shareholders from:
Net investment income	(0.71)		(1.03)		(0.13)	(0.16)		(0.71)	(0.30)

Net asset value at end of period	$77.89		$80.50		$85.40	$57.59		$63.16	$50.08

Market price at end of period(c)	$77.97		$80.36		$85.46	$57.51		$63.14	$50.10

Net Asset Value Total Return(d)	(2.29)%		(4.67)%		48.59%	(8.56)%		27.90%	15.70%
Market Price Total Return(d)	(2.02)%		(4.91)%		48.90%	(8.66)%		27.81%	15.73%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$42,059		$45,082		$41,848	$46,070		$101,051	$60,091
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)	0.63%		0.63%	0.64	%(f)	0.63%	0.63%
Expenses, prior to Waivers	0.69	%(e)	0.69%		0.73%	0.65	%(f)	0.64%	0.83%
Net investment income	0.16	%(e)	2.42	%(b)	0.11%	0.17	%(f)	1.21%	0.39%
Portfolio turnover rate(g)	60%		109%		103%	99%		98%	79%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.47 and 1.60%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco Dynamic Oil & Gas Services ETF (PXJ)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022	2021		2020		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$4.33		$3.26	$2.39		$6.87		$9.70	$10.70

Net investment income(a)	0.01		0.00	0.07	(b)	0.07		0.04	0.27	(c)
Net realized and unrealized gain (loss) on investments	0.67	(d)	1.09	0.94	(d)	(4.47)		(2.81)	(1.01)

Total from investment operations	0.68		1.09	1.01		(4.40)		(2.77)	(0.74)

Distributions to shareholders from:
Net investment income	(0.02)		(0.02)	(0.14)		(0.08)		(0.06)	(0.26)

Net asset value at end of period	$4.99		$4.33	$3.26		$2.39		$6.87	$9.70

Market price at end of period(e)	$5.00		$4.33	$3.27		$2.40		$6.87	$9.70

Net Asset Value Total Return(f)	15.67%		33.40%	43.34%		(63.87)%		(28.69)%	(6.71)%
Market Price Total Return(f)	15.90%		33.00%	43.19%		(63.72)%		(28.69)%	(6.72)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$54,153		$67,946	$55,918		$5,971		$17,519	$37,827
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(g)	0.63%	0.63%		0.67	%(h)	0.63%	0.63%
Expenses, prior to Waivers	0.64	%(g)	0.74%	1.17%		1.09	%(h)	0.83%	0.86%
Net investment income	0.56	%(g)	0.12%	2.32	%(b)	1.51	%(h)	0.48%	2.90	%(c)
Portfolio turnover rate(i)	27%		109%	63%		82%		81%	91%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.03 and 1.07%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.06 and 0.61%, respectively.

(d)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco Dynamic Pharmaceuticals ETF (PJP)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$75.94		$78.11	$62.54	$62.65	$61.49	$60.71

Net investment income(a)	0.32		0.73	0.53	0.55	0.69	0.43
Net realized and unrealized gain (loss) on investments	0.66		(2.19)	15.60	(0.08)	1.17	0.79

Total from investment operations	0.98		(1.46)	16.13	0.47	1.86	1.22

Distributions to shareholders from:
Net investment income	(0.38)		(0.71)	(0.56)	(0.58)	(0.70)	(0.44)

Net asset value at end of period	$76.54		$75.94	$78.11	$62.54	$62.65	$61.49

Market price at end of period(b)	$76.57		$75.97	$78.17	$62.49	$62.64	$61.53

Net Asset Value Total Return(c)	1.32%		(1.91)%	25.91%	0.83%	3.02%	1.99%
Market Price Total Return(c)	1.32%		(1.94)%	26.10%	0.77%	2.94%	2.05%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$312,289		$320,482	$358,503	$356,497	$416,591	$525,754
Ratio to average net assets of:
Expenses	0.55	%(d)	0.56%	0.58%	0.56%	0.56%	0.57%
Net investment income	0.87	%(d)	0.92%	0.76%	0.92%	1.03%	0.68%
Portfolio turnover rate(e)	17%		40%	48%	63%	81%	98%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco Dynamic Semiconductors ETF (PSI)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$109.32		$121.09	$63.60	$58.09	$48.91	$42.47

Net investment income(a)	0.31		0.35	0.19	0.29	0.38	0.14
Net realized and unrealized gain (loss) on investments	(15.61)		(11.81)	57.49	5.60	9.19	6.41

Total from investment operations	(15.30)		(11.46)	57.68	5.89	9.57	6.55

Distributions to shareholders from:
Net investment income	(0.31)		(0.31)	(0.19)	(0.38)	(0.39)	(0.11)

Net asset value at end of period	$93.71		$109.32	$121.09	$63.60	$58.09	$48.91

Market price at end of period(b)	$93.68		$109.31	$120.96	$63.71	$58.04	$48.94

Net Asset Value Total Return(c)	(14.01)%		(9.50)%	90.85%	10.23%	19.71%	15.42%
Market Price Total Return(c)	(14.03)%		(9.41)%	90.32%	10.51%	19.53%	15.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$445,136		$590,310	$633,276	$228,946	$200,423	$315,455
Ratio to average net assets of:
Expenses	0.56	%(d)	0.55%	0.56%	0.57%	0.58%	0.61%
Net investment income	0.59	%(d)	0.26%	0.20%	0.49%	0.73%	0.29%
Portfolio turnover rate(e)	65%		84%	95%	94%	98%	65%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco Dynamic Software ETF (PSJ)

	Six Months Ended October 31, 2022		Years Ended April 30,

	(Unaudited)		2022		2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$98.86		$163.28		$98.85	$96.10	$70.81	$53.44

Net investment income (loss)(a)	1.28		0.63	(b)	(0.43)	0.03	(0.22)	(0.27)
Net realized and unrealized gain (loss) on investments	(3.85)		(57.12)		64.86	2.83	25.51	17.64

Total from investment operations	(2.57)		(56.49)		64.43	2.86	25.29	17.37

Distributions to shareholders from:
Net investment income	(0.78)		(0.71)		-	(0.11)	-	-
Net realized gains	-		(7.22)		-	-	-	-

Total distributions	(0.78)		(7.93)		-	(0.11)	-	-

Net asset value at end of period	$95.51		$98.86		$163.28	$98.85	$96.10	$70.81

Market price at end of period(c)	$95.47		$98.80		$163.23	$98.80	$96.13	$70.90

Net Asset Value Total Return(d)	(2.59)%		(35.58)%		65.17%	2.99%	35.71%	32.51%
Market Price Total Return(d)	(2.57)%		(35.59)%		65.21%	2.91%	35.58%	32.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$198,660		$240,238		$622,085	$400,339	$437,243	$155,784
Ratio to average net assets of:
Expenses, after Waivers	0.62	%(e)	0.56%		0.56%	0.56%	0.58%	0.63%
Expenses, prior to Waivers	0.65	%(e)	0.56%		0.56%	0.56%	0.58%	0.63%
Net investment income (loss)	2.64	%(e)	0.44	%(b)	(0.31)%	0.03%	(0.27)%	(0.42)%
Portfolio turnover rate(f)	103%		209%		176%	190%	157%	145%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $(0.36) and (0.26)%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Dynamic Biotechnology & Genome ETF (PBE)	“Dynamic Biotechnology & Genome ETF”

Invesco Dynamic Building & Construction ETF (PKB)	“Dynamic Building & Construction ETF”

Invesco Dynamic Energy Exploration & Production ETF (PXE)	“Dynamic Energy Exploration & Production ETF”

Invesco Dynamic Food & Beverage ETF (PBJ)	“Dynamic Food & Beverage ETF”

Invesco Dynamic Leisure and Entertainment ETF (PEJ)	“Dynamic Leisure and Entertainment ETF”

Invesco Dynamic Media ETF (PBS)	“Dynamic Media ETF”

Invesco Dynamic Networking ETF (PXQ)	“Dynamic Networking ETF”

Invesco Dynamic Oil & Gas Services ETF (PXJ)	“Dynamic Oil & Gas Services ETF”

Invesco Dynamic Pharmaceuticals ETF (PJP)	“Dynamic Pharmaceuticals ETF”

Invesco Dynamic Semiconductors ETF (PSI)	“Dynamic Semiconductors ETF”

Invesco Dynamic Software ETF (PSJ)	“Dynamic Software ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Dynamic Biotechnology & Genome ETF	Dynamic Biotech & Genome Intellidex® Index

Dynamic Building & Construction ETF	Dynamic Building & Construction Intellidex® Index

Dynamic Energy Exploration & Production ETF	Dynamic Energy Exploration & Production Intellidex® Index

Dynamic Food & Beverage ETF	Dynamic Food & Beverage Intellidex® Index

Dynamic Leisure and Entertainment ETF	Dynamic Leisure & Entertainment Intellidex® Index

Dynamic Media ETF	Dynamic Media Intellidex® Index

Dynamic Networking ETF	Dynamic Networking Intellidex® Index

Dynamic Oil & Gas Services ETF	Dynamic Oil Services Intellidex® Index

Dynamic Pharmaceuticals ETF	Dynamic Pharmaceutical Intellidex® Index

Dynamic Semiconductors ETF	Dynamic Semiconductor Intellidex® Index

Dynamic Software ETF	Dynamic Software Intellidex® Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day,

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the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market

46

liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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F.

Expenses - Each Fund is responsible for all of its expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to

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Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Dynamic Biotechnology & Genome ETF	$1,619

Dynamic Building & Construction ETF	638

Dynamic Energy Exploration & Production ETF	14,686

Dynamic Food & Beverage ETF	1,260

Dynamic Leisure and Entertainment ETF	14,575

Dynamic Media ETF	2,260

Dynamic Networking ETF	1,724

Dynamic Oil & Gas Services ETF	1,746

Dynamic Pharmaceuticals ETF	1,118

Dynamic Semiconductors ETF	11,655

Dynamic Software ETF	28,689

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

49

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.

The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2024. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2024. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Dynamic Biotechnology & Genome ETF, Dynamic Building & Construction ETF, Dynamic Leisure and Entertainment ETF, Dynamic Pharmaceuticals ETF, Dynamic Semiconductors ETF and Dynamic Software ETF.

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

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For the six months ended October 31, 2022, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Dynamic Biotechnology & Genome ETF	$47

Dynamic Building & Construction ETF	76

Dynamic Energy Exploration & Production ETF	189

Dynamic Food & Beverage ETF	127

Dynamic Leisure and Entertainment ETF	534

Dynamic Media ETF	11,729

Dynamic Networking ETF	12,973

Dynamic Oil & Gas Services ETF	2,647

Dynamic Pharmaceuticals ETF	96

Dynamic Semiconductors ETF	85

Dynamic Software ETF	37,188

The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of October 31, 2022 are as follows:

	Total Potential Recapture Amounts

		Potential Recapture Amounts Expiring

		4/30/23	4/30/24	4/30/25	10/31/25

Dynamic Media ETF	$83,303	$13,872	$45,381	$12,359	$11,691

Dynamic Networking ETF	98,199	8,945	48,084	28,238	12,932

Dynamic Oil & Gas Services ETF	148,300	25,254	81,170	39,278	2,598

Dynamic Software ETF	37,103	-	-	-	37,103

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with ICE Data Indices, LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Dynamic Biotechnology & Genome ETF	$22,008

Dynamic Building & Construction ETF	13,516

Dynamic Energy Exploration & Production ETF	26,002

Dynamic Food & Beverage ETF	11,801

Dynamic Leisure and Entertainment ETF	61,781

Dynamic Media ETF	8,396

Dynamic Networking ETF	5,948

Dynamic Oil & Gas Services ETF	8,008

Dynamic Pharmaceuticals ETF	18,160

Dynamic Semiconductors ETF	30,874

Dynamic Software ETF	40,482

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

51

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Dynamic Biotechnology & Genome ETF

Investments in Securities

Common Stocks & Other Equity Interests	$249,720,243	$-	$-	$249,720,243

Money Market Funds	125,977	70,497,811	-	70,623,788

Total Investments	$249,846,220	$70,497,811	$-	$320,344,031

Dynamic Building & Construction ETF

Investments in Securities

Common Stocks & Other Equity Interests	$109,626,857	$-	$-	$109,626,857

Money Market Funds	41,701	16,999,685	-	17,041,386

Total Investments	$109,668,558	$16,999,685	$-	$126,668,243

Dynamic Energy Exploration & Production ETF

Investments in Securities

Common Stocks & Other Equity Interests	$332,726,231	$-	$-	$332,726,231

Money Market Funds	330,383	52,017,378	-	52,347,761

Total Investments	$333,056,614	$52,017,378	$-	$385,073,992

Dynamic Food & Beverage ETF

Investments in Securities

Common Stocks & Other Equity Interests	$337,253,072	$-	$-	$337,253,072

Money Market Funds	-	44,185,935	-	44,185,935

Total Investments	$337,253,072	$44,185,935	$-	$381,439,007

Dynamic Leisure and Entertainment ETF

Investments in Securities

Common Stocks & Other Equity Interests	$609,022,924	$-	$-	$609,022,924

Money Market Funds	707,847	193,352,861	-	194,060,708

Total Investments	$609,730,771	$193,352,861	$-	$803,083,632

Dynamic Media ETF

Investments in Securities

Common Stocks & Other Equity Interests	$32,403,115	$-	$-	$32,403,115

Money Market Funds	70,979	9,599,831	-	9,670,810

Total Investments	$32,474,094	$9,599,831	$-	$42,073,925

52

	Level 1	Level 2	Level 3	Total

Dynamic Networking ETF

Investments in Securities

Common Stocks & Other Equity Interests	$42,068,222	$-	$-	$42,068,222

Money Market Funds	74,280	8,721,797	-	8,796,077

Total Investments	$42,142,502	$8,721,797	$-	$50,864,299

Dynamic Oil & Gas Services ETF

Investments in Securities

Common Stocks & Other Equity Interests	$54,154,743	$-	$-	$54,154,743

Money Market Funds	75,608	9,100,281	-	9,175,889

Total Investments	$54,230,351	$9,100,281	$-	$63,330,632

Dynamic Pharmaceuticals ETF

Investments in Securities

Common Stocks & Other Equity Interests	$312,212,860	$-	$-	$312,212,860

Money Market Funds	118,329	43,727,074	-	43,845,403

Total Investments	$312,331,189	$43,727,074	$-	$356,058,263

Dynamic Semiconductors ETF

Investments in Securities

Common Stocks & Other Equity Interests	$444,866,101	$-	$-	$444,866,101

Money Market Funds	417,123	92,836,568	-	93,253,691

Total Investments	$445,283,224	$92,836,568	$-	$538,119,792

Dynamic Software ETF

Investments in Securities

Common Stocks & Other Equity Interests	$198,721,096	$-	$-	$198,721,096

Money Market Funds	31,340	60,720,944	-	60,752,284

Total Investments	$198,752,436	$60,720,944	$-	$259,473,380

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2022, as follows:

	No expiration

	Short-Term	Long-Term	Total*

Dynamic Biotechnology & Genome ETF	$246,055,592	$27,265,057	$273,320,649

Dynamic Building & Construction ETF	86,209,891	8,004,968	94,214,859

Dynamic Energy Exploration & Production ETF	89,055,187	35,636,899	124,692,086

Dynamic Food & Beverage ETF	77,003,014	8,769,352	85,772,366

Dynamic Leisure and Entertainment ETF	306,244,861	3,478,324	309,723,185

Dynamic Media ETF	86,678,244	3,437,277	90,115,521

Dynamic Networking ETF	37,595,173	9,451,243	47,046,416

Dynamic Oil & Gas Services ETF	59,801,100	48,223,255	108,024,355

Dynamic Pharmaceuticals ETF	178,303,547	254,808,693	433,112,240

Dynamic Semiconductors ETF	30,192,127	-	30,192,127

Dynamic Software ETF	129,943,145	1,995,280	131,938,425

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6–Investment Transactions

For the six months ended October 31, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Dynamic Biotechnology & Genome ETF	$88,936,233	$88,323,843

Dynamic Building & Construction ETF	66,008,034	65,764,599

Dynamic Energy Exploration & Production ETF	126,631,887	124,439,714

Dynamic Food & Beverage ETF	159,814,228	155,520,168

Dynamic Leisure and Entertainment ETF	754,790,299	759,303,936

Dynamic Media ETF	15,048,562	15,116,752

Dynamic Networking ETF	24,805,998	25,117,538

Dynamic Oil & Gas Services ETF	13,226,573	12,752,512

Dynamic Pharmaceuticals ETF	53,209,878	53,464,894

Dynamic Semiconductors ETF	348,810,177	349,430,810

Dynamic Software ETF	221,344,701	220,244,885

For the six months ended October 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Dynamic Biotechnology & Genome ETF	$83,137,834	$69,475,452

Dynamic Building & Construction ETF	-	32,990,365

Dynamic Energy Exploration & Production ETF	268,549,902	234,904,196

Dynamic Food & Beverage ETF	181,726,323	147,516,041

Dynamic Leisure and Entertainment ETF	93,090,478	675,096,758

Dynamic Media ETF	4,033,434	3,820,243

Dynamic Networking ETF	-	1,500,851

Dynamic Oil & Gas Services ETF	36,951,453	50,594,723

Dynamic Pharmaceuticals ETF	30,544,531	40,071,682

Dynamic Semiconductors ETF	36,909,937	101,337,526

Dynamic Software ETF	2,007,726	34,960,196

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of October 31, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Dynamic Biotechnology & Genome ETF	$28,275,450	$(21,105,919)	$7,169,531	$313,174,500

Dynamic Building & Construction ETF	1,599,070	(10,100,971)	(8,501,901)	135,170,144

Dynamic Energy Exploration & Production ETF	46,884,943	(12,110,085)	34,774,858	350,299,134

Dynamic Food & Beverage ETF	23,291,894	(15,390,212)	7,901,682	373,537,325

Dynamic Leisure and Entertainment ETF	27,967,210	(113,513,242)	(85,546,032)	888,629,664

Dynamic Media ETF	874,607	(13,634,665)	(12,760,058)	54,833,983

Dynamic Networking ETF	5,929,227	(3,785,163)	2,144,064	48,720,235

Dynamic Oil & Gas Services ETF	3,968,001	(2,195,663)	1,772,338	61,558,294

Dynamic Pharmaceuticals ETF	51,193,222	(31,326,136)	19,867,086	336,191,177
Dynamic Semiconductors ETF	9,599,376	(106,244,520)	(96,645,144)	634,764,936

Dynamic Software ETF	6,534,545	(26,226,705)	(19,692,160)	279,165,540

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

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The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

55

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Biotechnology & Genome ETF (PBE)

Actual	$1,000.00	$1,126.00	0.57%	$3.05

Hypothetical (5% return before expenses)	1,000.00	1,022.33	0.57	2.91

Invesco Dynamic Building & Construction ETF (PKB)

Actual	1,000.00	968.70	0.60	2.98

Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

Invesco Dynamic Energy Exploration & Production ETF (PXE)

Actual	1,000.00	1,218.80	0.62	3.47

Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

Invesco Dynamic Food & Beverage ETF (PBJ)

Actual	1,000.00	1,010.30	0.55	2.79

Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

Actual	1,000.00	892.30	0.56	2.67

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85

Invesco Dynamic Media ETF (PBS)

Actual	1,000.00	845.70	0.63	2.93

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

56

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dynamic Networking ETF (PXQ)

Actual	$1,000.00	$977.10	0.63%	$3.14

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

Invesco Dynamic Oil & Gas Services ETF (PXJ)

Actual	1,000.00	1,156.70	0.63	3.42

Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.63	3.21

Invesco Dynamic Pharmaceuticals ETF (PJP)

Actual	1,000.00	1,013.20	0.55	2.79

Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.55	2.80

Invesco Dynamic Semiconductors ETF (PSI)

Actual	1,000.00	859.90	0.56	2.63

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.56	2.85

Invesco Dynamic Software ETF (PSJ)

Actual	1,000.00	974.10	0.62	3.09

Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.62	3.16

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515	P-PS-SAR-7	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2022
RSP	Invesco S&P 500® Equal Weight ETF

EWCO	Invesco S&P 500® Equal Weight Communication Services ETF

RCD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF

RHS	Invesco S&P 500® Equal Weight Consumer Staples ETF

RYE	Invesco S&P 500® Equal Weight Energy ETF

RYF	Invesco S&P 500® Equal Weight Financials ETF

RYH	Invesco S&P 500® Equal Weight Health Care ETF

RGI	Invesco S&P 500® Equal Weight Industrials ETF

RTM	Invesco S&P 500® Equal Weight Materials ETF

EWRE	Invesco S&P 500® Equal Weight Real Estate ETF

RYT	Invesco S&P 500® Equal Weight Technology ETF

RYU	Invesco S&P 500® Equal Weight Utilities ETF

EWMC	Invesco S&P MidCap 400® Equal Weight ETF

EWSC	Invesco S&P SmallCap 600® Equal Weight ETF

2

Invesco S&P 500® Equal Weight ETF (RSP)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-4.15%
Activision Blizzard, Inc.	819,553	$59,663,458
Alphabet, Inc., Class A(b)	305,040	28,829,330
Alphabet, Inc., Class C(b)	272,595	25,803,843
AT&T, Inc.	3,778,440	68,880,961
Charter Communications, Inc., Class A(b)(c)	158,178	58,149,396
Comcast Corp., Class A	1,819,699	57,757,246
DISH Network Corp., Class A(b)(c)	3,322,629	49,540,398
Electronic Arts, Inc.	499,277	62,888,931
Fox Corp., Class A	1,305,429	37,687,735
Fox Corp., Class B	599,410	16,303,952
Interpublic Group of Cos., Inc. (The)(c)	2,253,819	67,141,268
Live Nation Entertainment, Inc.(b)(c)	692,238	55,109,067
Lumen Technologies, Inc.(c)	6,442,029	47,413,334
Match Group, Inc.(b)(c)	1,036,088	44,759,002
Meta Platforms, Inc., Class A(b)	379,652	35,368,380
Netflix, Inc.(b)	275,270	80,345,808
News Corp., Class A	2,797,290	47,190,282
News Corp., Class B(c)	866,548	14,843,967
Omnicom Group, Inc.	913,714	66,472,694
Paramount Global, Class B(c)	2,725,696	49,934,751
Take-Two Interactive Software, Inc.(b)	503,672	59,675,059
T-Mobile US, Inc.(b)(c)	441,643	66,935,413
Verizon Communications, Inc.	1,523,383	56,928,823
Walt Disney Co. (The)(b)	559,684	59,628,733
Warner Bros Discovery, Inc.(b)(c)	4,938,105	64,195,365

		1,281,447,196

Consumer Discretionary-11.10%
Advance Auto Parts, Inc.(c)	356,138	67,637,729
Amazon.com, Inc.(b)	482,899	49,468,174
Aptiv PLC(b)	665,101	60,570,748
AutoZone, Inc.(b)	29,095	73,694,144
Bath & Body Works, Inc.	1,622,653	54,164,157
Best Buy Co., Inc.(c)	845,526	57,842,434
Booking Holdings, Inc.(b)	32,259	60,307,555
BorgWarner, Inc.	1,668,068	62,602,592
Caesars Entertainment, Inc.(b)(c)	1,328,916	58,113,497
CarMax, Inc.(b)(c)	705,833	44,474,537
Carnival Corp.(b)(c)	6,175,687	55,951,724
Chipotle Mexican Grill, Inc.(b)(c)	37,511	56,203,857
D.R. Horton, Inc.(c)	877,629	67,472,118
Darden Restaurants, Inc.(c)	490,940	70,273,152
Dollar General Corp.	260,676	66,485,414
Dollar Tree, Inc.(b)(c)	445,383	70,593,205
Domino’s Pizza, Inc.	175,306	58,243,665
eBay, Inc.	1,430,016	56,971,837
Etsy, Inc.(b)(c)	582,567	54,708,867
Expedia Group, Inc.(b)	589,570	55,107,108
Ford Motor Co.	4,165,125	55,687,721
Garmin Ltd.	708,323	62,360,757
General Motors Co.	1,555,418	61,050,157
Genuine Parts Co.	395,302	70,308,414
Hasbro, Inc.	790,129	51,555,917
Hilton Worldwide Holdings, Inc.	473,248	64,011,524
Home Depot, Inc. (The)	215,084	63,692,825
Las Vegas Sands Corp.(b)(c)	1,685,650	64,071,556

	Shares	Value
Consumer Discretionary-(continued)
Lennar Corp., Class A(c)	805,917	$65,037,502
LKQ Corp.	1,199,244	66,725,936
Lowe’s Cos., Inc.	312,818	60,983,869
Marriott International, Inc., Class A	396,350	63,459,598
McDonald’s Corp.	248,272	67,693,844
MGM Resorts International	1,835,298	65,281,550
Mohawk Industries, Inc.(b)(c)	566,262	53,653,325
Newell Brands, Inc.(c)	3,551,058	49,040,111
NIKE, Inc., Class B	578,728	53,636,511
Norwegian Cruise Line Holdings Ltd.(b)(c)	4,407,080	74,435,581
NVR, Inc.(b)	14,826	62,828,881
O’Reilly Automotive, Inc.(b)	89,225	74,696,493
Pool Corp.(c)	180,683	54,969,189
PulteGroup, Inc.(c)	1,540,647	61,610,474
Ralph Lauren Corp.(c)	666,449	61,773,158
Ross Stores, Inc.	688,057	65,840,174
Royal Caribbean Cruises Ltd.(b)(c)	1,362,305	72,719,841
Starbucks Corp.	725,600	62,829,704
Tapestry, Inc.(c)	1,811,565	57,390,379
Target Corp.	370,662	60,881,234
Tesla, Inc.(b)	215,171	48,960,009
TJX Cos., Inc. (The)	966,010	69,649,321
Tractor Supply Co.	320,026	70,332,114
Ulta Beauty, Inc.(b)(c)	145,665	61,087,531
VF Corp.(c)	1,481,282	41,846,217
Whirlpool Corp.(c)	401,555	55,510,963
Wynn Resorts Ltd.(b)(c)	1,024,770	65,482,803
Yum! Brands, Inc.	554,241	65,538,998

		3,427,520,695

Consumer Staples-6.86%
Altria Group, Inc.	1,412,083	65,337,080
Archer-Daniels-Midland Co.	703,549	68,230,182
Brown-Forman Corp., Class B	875,893	59,560,724
Campbell Soup Co.	1,342,625	71,038,289
Church & Dwight Co., Inc.	789,087	58,495,019
Clorox Co. (The)	434,468	63,449,707
Coca-Cola Co. (The)	1,032,647	61,803,923
Colgate-Palmolive Co.	824,487	60,880,120
Conagra Brands, Inc.	1,872,317	68,714,034
Constellation Brands, Inc.,Class A	261,291	64,559,780
Costco Wholesale Corp.	119,555	59,956,832
Estee Lauder Cos., Inc. (The), Class A	253,797	50,883,761
General Mills, Inc.	847,497	69,138,805
Hershey Co. (The)	284,838	68,010,769
Hormel Foods Corp.	1,373,097	63,780,356
JM Smucker Co. (The)	462,123	69,623,451
Kellogg Co.	892,763	68,582,054
Keurig Dr Pepper, Inc.	1,663,004	64,591,075
Kimberly-Clark Corp.	507,324	63,141,545
Kraft Heinz Co. (The)	1,764,914	67,896,242
Kroger Co. (The)	1,242,248	58,745,908
Lamb Weston Holdings, Inc.	810,639	69,893,295
McCormick & Co., Inc.	805,226	63,322,973
Molson Coors Beverage Co., Class B(c)	1,233,487	62,204,749
Mondelez International, Inc., Class A	1,048,957	64,489,876
Monster Beverage Corp.(b)	695,926	65,222,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
PepsiCo, Inc.	371,562	$67,468,228
Philip Morris International, Inc.	662,955	60,892,417
Procter & Gamble Co. (The)	459,841	61,926,787
Sysco Corp.	767,170	66,406,235
Tyson Foods, Inc., Class A	853,496	58,336,452
Walgreens Boots Alliance, Inc.	1,775,398	64,802,027
Walmart, Inc.	470,099	66,909,191

		2,118,294,071

Energy-5.30%
APA Corp.	1,689,115	76,787,168
Baker Hughes Co., Class A	2,548,221	70,483,793
Chevron Corp.	402,145	72,748,030
ConocoPhillips(c)	574,673	72,460,519
Coterra Energy, Inc.(c)	2,161,558	67,289,300
Devon Energy Corp.	938,989	72,630,799
Diamondback Energy, Inc.(c)	476,792	74,908,791
EOG Resources, Inc.	521,802	71,236,409
EQT Corp.	1,275,527	53,368,050
Exxon Mobil Corp.	666,720	73,879,243
Halliburton Co.	2,169,385	79,009,002
Hess Corp.(c)	525,512	74,139,233
Kinder Morgan, Inc.	3,514,263	63,678,445
Marathon Oil Corp.	2,441,750	74,351,287
Marathon Petroleum Corp.	643,345	73,096,859
Occidental Petroleum Corp.	980,561	71,188,729
ONEOK, Inc.	1,032,051	61,221,265
Phillips 66	730,923	76,227,960
Pioneer Natural Resources Co.(c)	268,463	68,836,598
Schlumberger Ltd.(c)	1,622,653	84,426,636
Targa Resources Corp.	1,021,761	69,857,800
Valero Energy Corp.	568,759	71,407,692
Williams Cos., Inc. (The)	1,963,645	64,270,101

		1,637,503,709

Financials-13.68%
Aflac, Inc.	1,039,831	67,703,396
Allstate Corp. (The)(c)	508,895	64,247,994
American Express Co.	406,726	60,378,475
American International Group, Inc.	1,169,130	66,640,410
Ameriprise Financial, Inc.	224,433	69,376,729
Aon PLC, Class A	220,311	62,015,343
Arch Capital Group Ltd.(b)	1,422,108	81,771,210
Arthur J. Gallagher & Co.	341,864	63,955,917
Assurant, Inc.	393,176	53,416,891
Bank of America Corp.	1,841,466	66,366,435
Bank of New York Mellon Corp. (The)	1,457,795	61,387,747
Berkshire Hathaway, Inc., Class B(b)	225,079	66,418,562
BlackRock, Inc.	92,292	59,612,326
Brown & Brown, Inc.	983,495	57,819,671
Capital One Financial Corp.	594,096	62,986,058
Cboe Global Markets, Inc.	518,817	64,592,716
Charles Schwab Corp. (The)	863,216	68,772,419
Chubb Ltd.	330,014	70,916,708
Cincinnati Financial Corp.(c)	639,093	66,031,089
Citigroup, Inc.	1,272,960	58,377,946
Citizens Financial Group, Inc.	1,679,192	68,678,953
CME Group, Inc., Class A	318,886	55,262,944
Comerica, Inc.	762,177	53,733,479
Discover Financial Services	627,457	65,544,158
Everest Re Group Ltd.	227,480	73,398,697

	Shares	Value
Financials-(continued)
FactSet Research Systems, Inc.	141,523	$60,216,621
Fifth Third Bancorp	1,800,180	64,248,424
First Republic Bank	412,842	49,582,324
Franklin Resources, Inc.(c)	2,439,032	57,195,300
Globe Life, Inc.(c)	626,082	72,324,993
Goldman Sachs Group, Inc. (The)	189,371	65,240,203
Hartford Financial Services Group, Inc. (The)	959,896	69,506,069
Huntington Bancshares, Inc.(c)	4,550,716	69,079,869
Intercontinental Exchange, Inc.	622,230	59,466,521
Invesco Ltd.(d)	3,668,141	56,195,920
JPMorgan Chase & Co.	540,199	68,000,250
KeyCorp	3,448,339	61,621,818
Lincoln National Corp.	1,266,267	68,213,803
Loews Corp.	1,131,564	64,521,779
M&T Bank Corp.(c)	343,345	57,808,998
MarketAxess Holdings, Inc.	241,991	59,055,484
Marsh & McLennan Cos., Inc.	385,644	62,277,650
MetLife, Inc.	951,284	69,643,502
Moody’s Corp.(c)	214,949	56,933,542
Morgan Stanley	717,953	58,994,198
MSCI, Inc.	131,017	61,428,631
Nasdaq, Inc.	1,017,160	63,308,038
Northern Trust Corp.	649,127	54,753,862
PNC Financial Services Group, Inc. (The)	391,678	63,385,251
Principal Financial Group, Inc.(c)	821,807	72,425,851
Progressive Corp. (The)	500,226	64,229,018
Prudential Financial, Inc.	653,617	68,753,972
Raymond James Financial, Inc.(c)	593,560	70,123,178
Regions Financial Corp.	2,897,132	63,592,047
S&P Global, Inc.	174,238	55,973,958
Signature Bank	350,238	55,523,230
State Street Corp.	881,511	65,231,814
SVB Financial Group(b)	152,185	35,148,648
Synchrony Financial	1,925,326	68,464,593
T. Rowe Price Group, Inc.(c)	516,223	54,802,234
Travelers Cos., Inc. (The)	392,121	72,330,640
Truist Financial Corp.	1,327,248	59,447,438
U.S. Bancorp	1,352,290	57,404,710
W.R. Berkley Corp.	951,422	70,766,768
Wells Fargo & Co.	1,419,399	65,278,160
Willis Towers Watson PLC	301,546	65,800,353
Zions Bancorporation N.A.	1,096,943	56,975,219

		4,224,681,154

Health Care-13.12%
Abbott Laboratories	593,238	58,694,968
AbbVie, Inc.	455,815	66,731,316
ABIOMED, Inc.(b)	227,432	57,331,059
Agilent Technologies, Inc.	467,458	64,672,814
Align Technology, Inc.(b)	244,098	47,428,241
AmerisourceBergen Corp.	437,036	68,710,800
Amgen, Inc.(c)	259,902	70,264,506
Baxter International, Inc.	1,080,948	58,749,524
Becton, Dickinson and Co.	244,766	57,757,433
Biogen, Inc.(b)	304,043	86,177,948
Bio-Rad Laboratories, Inc., Class A(b)	126,457	44,476,191
Bio-Techne Corp.(c)	185,082	54,832,393
Boston Scientific Corp.(b)(c)	1,498,608	64,604,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Bristol-Myers Squibb Co.	916,900	$71,032,243
Cardinal Health, Inc.(c)	920,841	69,891,832
Catalent, Inc.(b)(c)	669,160	43,983,887
Centene Corp.(b)	699,657	59,561,800
Charles River Laboratories International, Inc.(b)(c)	294,680	62,545,830
Cigna Corp.	219,759	70,995,343
Cooper Cos., Inc. (The)	204,013	55,775,114
CVS Health Corp.	629,682	59,630,885
Danaher Corp.	221,551	55,757,740
DaVita, Inc.(b)(c)	694,528	50,707,489
DENTSPLY SIRONA, Inc.	1,898,890	58,523,790
DexCom, Inc.(b)(c)	692,552	83,646,431
Edwards Lifesciences Corp.(b)	661,687	47,925,989
Elevance Health, Inc.	130,591	71,403,241
Eli Lilly and Co.	202,460	73,308,741
Gilead Sciences, Inc.	985,902	77,353,871
HCA Healthcare, Inc.	292,763	63,667,170
Henry Schein, Inc.(b)	865,945	59,282,595
Hologic, Inc.(b)	930,351	63,077,798
Humana, Inc.	134,435	75,025,485
IDEXX Laboratories, Inc.(b)	172,092	61,898,051
Illumina, Inc.(b)	305,976	70,013,428
Incyte Corp.(b)	891,068	66,241,995
Intuitive Surgical, Inc.(b)	290,665	71,640,203
IQVIA Holdings, Inc.(b)(c)	288,947	60,583,517
Johnson & Johnson	388,976	67,670,155
Laboratory Corp. of America Holdings	270,416	59,994,494
McKesson Corp.	175,732	68,424,769
Medtronic PLC(c)	716,898	62,613,871
Merck & Co., Inc.	736,574	74,541,289
Mettler-Toledo International, Inc.(b)(c)	49,289	62,347,135
Moderna, Inc.(b)	451,276	67,840,321
Molina Healthcare, Inc.(b)	184,890	66,349,625
Organon & Co.	2,162,075	56,603,124
PerkinElmer, Inc.(c)	453,347	60,558,092
Pfizer, Inc.(c)	1,345,097	62,614,265
Quest Diagnostics, Inc.	494,784	71,075,722
Regeneron Pharmaceuticals, Inc.(b)	88,827	66,509,216
ResMed, Inc.	272,460	60,946,577
STERIS PLC(c)	306,964	52,975,847
Stryker Corp.(c)	279,928	64,170,695
Teleflex, Inc.	266,300	57,137,328
Thermo Fisher Scientific, Inc.	112,954	58,054,967
UnitedHealth Group, Inc.	123,044	68,307,877
Universal Health Services, Inc., Class B	624,535	72,364,870
Vertex Pharmaceuticals, Inc.(b)	220,581	68,821,272
Viatris, Inc.	6,512,454	65,971,159
Waters Corp.(b)	205,570	61,500,377
West Pharmaceutical Services, Inc.	204,776	47,118,958
Zimmer Biomet Holdings, Inc.	561,774	63,677,083
Zoetis, Inc.	391,748	59,067,763

		4,051,163,503

Industrials-14.58%
3M Co.	522,880	65,773,075
A.O. Smith Corp.	1,143,251	62,627,290
Alaska Air Group, Inc.(b)(c)	1,381,755	61,432,827
Allegion PLC(c)	645,747	67,654,913

	Shares	Value
Industrials-(continued)
American Airlines Group, Inc.(b)(c)	4,534,535	$64,299,706
AMETEK, Inc.	511,508	66,322,127
Boeing Co. (The)(b)	407,593	58,086,078
C.H. Robinson Worldwide, Inc.(c)	561,831	54,902,125
Carrier Global Corp.	1,525,858	60,668,114
Caterpillar, Inc.	339,403	73,467,173
Cintas Corp.	149,504	63,920,435
Copart, Inc.(b)	554,148	63,738,103
CoStar Group, Inc.(b)(c)	820,474	67,869,609
CSX Corp.	1,975,911	57,419,974
Cummins, Inc.(c)	294,377	71,978,120
Deere & Co.	172,942	68,453,902
Delta Air Lines, Inc.(b)	1,970,116	66,846,036
Dover Corp.	496,767	64,922,479
Eaton Corp. PLC	441,614	66,273,013
Emerson Electric Co.	759,431	65,766,725
Equifax, Inc.(c)	326,476	55,350,741
Expeditors International of Washington, Inc.(c)	621,994	60,862,113
Fastenal Co.(c)	1,256,827	60,742,449
FedEx Corp.	307,246	49,245,389
Fortive Corp.	974,600	62,276,940
Fortune Brands Home & Security, Inc.	994,683	59,999,279
Generac Holdings, Inc.(b)(c)	269,795	31,271,939
General Dynamics Corp.	278,407	69,546,069
General Electric Co.	868,921	67,610,743
Honeywell International, Inc.	335,590	68,467,072
Howmet Aerospace, Inc.	1,767,286	62,827,017
Huntington Ingalls Industries, Inc.	273,288	70,254,146
IDEX Corp.	306,418	68,119,786
Illinois Tool Works, Inc.	311,542	66,523,563
Ingersoll Rand, Inc.(c)	1,281,050	64,693,025
J.B. Hunt Transport Services, Inc.	369,808	63,263,055
Jacobs Solutions, Inc.	514,471	59,277,349
Johnson Controls International PLC(c)	1,106,524	64,001,348
L3Harris Technologies, Inc.	272,336	67,122,654
Leidos Holdings, Inc.	672,243	68,293,166
Lockheed Martin Corp.(c)	152,693	74,312,629
Masco Corp.	1,230,947	56,955,918
Nordson Corp.(c)	274,013	61,652,925
Norfolk Southern Corp.	257,704	58,774,551
Northrop Grumman Corp.	131,159	72,007,603
Old Dominion Freight Line, Inc.(c)	239,810	65,851,826
Otis Worldwide Corp.	876,810	61,937,858
PACCAR, Inc.	727,285	70,423,007
Parker-Hannifin Corp.	230,073	66,863,815
Pentair PLC(c)	1,365,682	58,656,042
Quanta Services, Inc.(c)	438,522	62,287,665
Raytheon Technologies Corp.	730,842	69,298,438
Republic Services, Inc.	435,762	57,790,756
Robert Half International, Inc.(c)	799,545	61,133,211
Rockwell Automation, Inc.	251,370	64,174,761
Rollins, Inc.	1,781,171	74,951,676
Snap-on, Inc.(c)	287,978	63,945,515
Southwest Airlines Co.(b)(c)	1,677,051	60,960,804
Stanley Black & Decker, Inc.(c)	718,702	56,410,920
Textron, Inc.	976,482	66,830,428
Trane Technologies PLC(c)	392,870	62,713,838
TransDigm Group, Inc.	104,094	59,933,161
Union Pacific Corp.	277,708	54,747,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
United Airlines Holdings, Inc.(b)(c)	1,638,902	$70,603,898
United Parcel Service, Inc., Class B	324,016	54,360,164
United Rentals, Inc.(b)(c)	206,312	65,134,762
Verisk Analytics, Inc.	334,991	61,246,405
W.W. Grainger, Inc.	112,512	65,746,387
Wabtec Corp.	705,360	65,795,981
Waste Management, Inc.	371,185	58,784,569
Xylem, Inc.(c)	664,227	68,036,772

		4,504,493,307

Information Technology-14.57%
Accenture PLC, Class A(c)	221,454	62,870,791
Adobe, Inc.(b)	162,569	51,778,227
Advanced Micro Devices, Inc.(b)	751,649	45,144,039
Akamai Technologies, Inc.(b)	701,897	61,998,562
Amphenol Corp., Class A	847,607	64,274,039
Analog Devices, Inc.	417,400	59,529,588
ANSYS, Inc.(b)	248,099	54,869,575
Apple, Inc.	407,975	62,558,887
Applied Materials, Inc.	666,652	58,858,705
Arista Networks, Inc.(b)	517,021	62,487,158
Autodesk, Inc.(b)	304,095	65,167,558
Automatic Data Processing, Inc.	263,429	63,670,789
Broadcom, Inc.	123,544	58,080,505
Broadridge Financial Solutions, Inc.	373,270	56,012,896
Cadence Design Systems, Inc.(b)	369,029	55,867,300
CDW Corp.	366,696	63,368,736
Ceridian HCM Holding, Inc.(b)(c)	1,012,306	67,004,534
Cisco Systems, Inc.	1,406,062	63,877,397
Cognizant Technology Solutions Corp., Class A	982,026	61,131,119
Corning, Inc.	1,912,530	61,526,090
DXC Technology Co.(b)	2,404,680	69,134,550
Enphase Energy, Inc.(b)	209,927	64,447,589
EPAM Systems, Inc.(b)(c)	148,925	52,123,750
F5, Inc.(b)	401,580	57,389,798
Fidelity National Information Services, Inc.	703,473	58,381,224
Fiserv, Inc.(b)	604,252	62,080,850
FleetCor Technologies, Inc.(b)	291,276	54,212,289
Fortinet, Inc.(b)	1,200,558	68,623,895
Gartner, Inc.(b)(c)	209,630	63,291,490
Global Payments, Inc.(c)	485,179	55,436,553
Hewlett Packard Enterprise Co.(c)	4,790,859	68,365,558
HP, Inc.(c)	2,276,925	62,888,669
Intel Corp.	2,050,096	58,284,229
International Business Machines Corp.	498,311	68,911,428
Intuit, Inc.	142,561	60,944,828
Jack Henry & Associates, Inc.	321,212	63,940,461
Juniper Networks, Inc.(c)	2,215,658	67,799,135
Keysight Technologies, Inc.(b)	373,376	65,023,430
KLA Corp.	179,347	56,754,358
Lam Research Corp.	142,328	57,611,528
Mastercard, Inc., Class A	191,749	62,928,187
Microchip Technology, Inc.(c)	960,738	59,315,964
Micron Technology, Inc.(c)	1,120,382	60,612,666
Microsoft Corp.	243,307	56,478,854
Monolithic Power Systems, Inc.	143,450	48,694,103
Motorola Solutions, Inc.	257,706	64,351,765
NetApp, Inc.	888,059	61,515,847

	Shares	Value
Information Technology-(continued)
NortonLifeLock, Inc.	2,830,853	$63,779,118
NVIDIA Corp.	447,141	60,350,621
NXP Semiconductors N.V. (China)	382,545	55,882,174
ON Semiconductor Corp.(b)(c)	898,008	55,164,631
Oracle Corp.	849,247	66,300,713
Paychex, Inc.	507,363	60,026,117
Paycom Software, Inc.(b)	173,893	60,166,978
PayPal Holdings, Inc.(b)(c)	668,551	55,877,493
PTC, Inc.(b)	536,226	63,183,510
Qorvo, Inc.(b)	687,913	59,215,551
QUALCOMM, Inc.	487,264	57,331,482
Roper Technologies, Inc.	156,834	65,013,966
salesforce.com, Inc.(b)	395,802	64,353,447
Seagate Technology Holdings PLC(c)	933,073	46,336,405
ServiceNow, Inc.(b)(c)	136,584	57,466,352
Skyworks Solutions, Inc.	625,657	53,812,759
SolarEdge Technologies, Inc.(b)(c)	205,104	47,180,073
Synopsys, Inc.(b)	189,615	55,471,868
TE Connectivity Ltd. (Switzerland)	497,561	60,816,881
Teledyne Technologies, Inc.(b)(c)	165,514	65,871,262
Teradyne, Inc.(c)	724,401	58,930,021
Texas Instruments, Inc.	376,842	60,532,130
Trimble, Inc.(b)	1,020,000	61,363,200
Tyler Technologies, Inc.(b)(c)	167,474	54,149,368
VeriSign, Inc.(b)	337,537	67,662,667
Visa, Inc., Class A(c)	314,059	65,060,462
Western Digital Corp.(b)	1,466,287	50,396,284
Zebra Technologies Corp., Class A(b)	208,490	59,048,538

		4,500,363,564

Materials-5.39%
Air Products and Chemicals, Inc.	250,248	62,662,099
Albemarle Corp.(c)	214,693	60,086,130
Amcor PLC	5,235,724	60,629,684
Avery Dennison Corp.	337,331	57,194,471
Ball Corp.(c)	1,086,682	53,671,224
Celanese Corp.	557,034	53,542,108
CF Industries Holdings, Inc.	620,585	65,943,362
Corteva, Inc.	1,029,432	67,263,087
Dow, Inc.	1,274,117	59,552,229
DuPont de Nemours, Inc.	1,102,073	63,038,576
Eastman Chemical Co.	685,827	52,678,372
Ecolab, Inc.(c)	372,783	58,553,026
FMC Corp.	571,030	67,895,467
Freeport-McMoRan, Inc.	1,999,956	63,378,606
International Flavors & Fragrances, Inc.	560,865	54,746,033
International Paper Co.	1,539,638	51,747,233
Linde PLC (United Kingdom)(c)	224,112	66,639,703
LyondellBasell Industries N.V., Class A	765,046	58,487,767
Martin Marietta Materials, Inc.	180,515	60,649,430
Mosaic Co. (The)(c)	1,144,246	61,503,222
Newmont Corp.	1,490,322	63,070,427
Nucor Corp.(c)	447,315	58,768,245
Packaging Corp.of America	462,437	55,589,552
PPG Industries, Inc.	502,403	57,364,374
Sealed Air Corp.	1,161,060	55,289,677
Sherwin-Williams Co. (The)	267,665	60,232,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Materials-(continued)
Vulcan Materials Co.	374,545	$61,313,016
WestRock Co.	1,573,774	53,602,742

		1,665,092,517

Real Estate-5.64%
Alexandria Real Estate Equities, Inc.(c)	404,258	58,738,687
American Tower Corp.	245,494	50,863,902
AvalonBay Communities, Inc.	300,239	52,577,854
Boston Properties, Inc.	749,988	54,524,128
Camden Property Trust	477,397	55,163,223
CBRE Group, Inc., Class A(b)	792,796	56,240,948
Crown Castle, Inc.(c)	368,792	49,145,222
Digital Realty Trust, Inc.(c)	515,978	51,726,794
Equinix, Inc.	97,483	55,218,270
Equity Residential	833,425	52,522,443
Essex Property Trust, Inc.	230,668	51,263,656
Extra Space Storage, Inc.	318,062	56,436,921
Federal Realty Investment Trust	619,066	61,275,153
Healthpeak Properties, Inc.	2,357,343	55,939,749
Host Hotels & Resorts, Inc.	3,527,461	66,598,464
Invitation Homes, Inc.	1,630,681	51,676,281
Iron Mountain, Inc.(c)	1,165,194	58,341,264
Kimco Realty Corp.	2,923,368	62,501,608
Mid-America Apartment Communities, Inc.	372,657	58,674,845
Prologis, Inc.	495,331	54,857,908
Public Storage	190,213	58,918,477
Realty Income Corp.	965,574	60,126,293
Regency Centers Corp.	1,033,296	62,524,741
SBA Communications Corp., Class A	194,628	52,530,097
Simon Property Group, Inc.	620,058	67,573,921
UDR, Inc.	1,338,457	53,217,050
Ventas, Inc.	1,295,077	50,676,363
VICI Properties, Inc.	1,908,089	61,097,010
Vornado Realty Trust	2,318,756	54,699,454
Welltower, Inc.(c)	827,638	50,519,024
Weyerhaeuser Co.	1,863,958	57,652,221

		1,743,821,971

Utilities-5.54%
AES Corp. (The)	2,345,767	61,365,265
Alliant Energy Corp.	1,022,368	53,336,939
Ameren Corp.	671,640	54,752,093
American Electric Power Co., Inc.	614,611	54,036,599
American Water Works Co., Inc.	415,502	60,389,061
Atmos Energy Corp.(c)	545,055	58,075,610
CenterPoint Energy, Inc.	1,958,982	56,046,475
CMS Energy Corp.	921,357	52,563,417
Consolidated Edison, Inc.	638,101	56,127,364
Constellation Energy Corp.(c)	735,174	69,503,350
Dominion Energy, Inc.	775,483	54,260,546
DTE Energy Co.	473,857	53,124,108

	Shares	Value
Utilities-(continued)
Duke Energy Corp.	584,379	$54,452,435
Edison International	932,963	56,015,099
Entergy Corp.	537,395	57,576,500
Evergy, Inc.	915,442	55,960,969
Eversource Energy	702,347	53,575,029
Exelon Corp.	1,406,919	54,293,004
FirstEnergy Corp.	1,550,073	58,453,253
NextEra Energy, Inc.	715,571	55,456,752
NiSource, Inc.	2,117,291	54,393,206
NRG Energy, Inc.	1,486,279	65,990,788
PG&E Corp.(b)(c)	5,261,353	78,552,000
Pinnacle West Capital Corp.	835,330	56,142,529
PPL Corp.	2,155,399	57,096,520
Public Service Enterprise Group, Inc.	946,355	53,062,125
Sempra Energy	370,432	55,913,006
Southern Co. (The)	808,113	52,915,239
WEC Energy Group, Inc.	603,321	55,101,307
Xcel Energy, Inc.	835,967	54,429,811

		1,712,960,399

Total Common Stocks & Other Equity Interests (Cost $32,003,383,155)		30,867,342,086

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $2,037,687)	2,037,687	2,037,687

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $32,005,420,842)		30,869,379,773

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.74%
Invesco Private Government Fund, 3.18%(d)(e)(f)	492,313,323	492,313,323
Invesco Private Prime Fund, 3.28%(d)(e)(f)	1,279,640,366	1,279,640,366

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,771,953,232)		1,771,953,689

TOTAL INVESTMENTS IN SECURITIES-105.68% (Cost $33,777,374,074)		32,641,333,462
OTHER ASSETS LESS LIABILITIES-(5.68)%		(1,753,804,920)

NET ASSETS-100.00%		$30,887,528,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Invesco Ltd.	$59,558,699	$13,702,081	$(6,903,222)	$(10,455,729)	$294,091	$56,195,920	$1,264,931

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	17,804,249	340,008,268	(355,774,830)	-	-	2,037,687	95,748

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	367,592,691	2,667,186,468	(2,542,465,836)	-	-	492,313,323	4,803,338	*

Invesco Private Prime Fund	845,183,990	5,142,021,579	(4,707,503,230)	(129,780)	67,807	1,279,640,366	13,343,826	*

Total	$1,290,139,629	$8,162,918,396	$(7,612,647,118)	$(10,585,509)	$361,898	$1,830,187,296	$19,507,843

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Equal Weight ETF (RSP)–(continued)

October 31, 2022

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Industrials	14.58

Information Technology	14.57

Financials	13.68

Health Care	13.12

Consumer Discretionary	11.10

Consumer Staples	6.86

Real Estate	5.64

Utilities	5.54

Materials	5.39

Energy	5.30

Communication Services	4.15

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Diversified Telecommunication Services-13.52%
AT&T, Inc.	90,914	$1,657,362
Lumen Technologies, Inc.(b)	155,292	1,142,949
Verizon Communications, Inc.	36,654	1,369,760

		4,170,071

Entertainment-34.44%
Activision Blizzard, Inc.	19,721	1,435,689
Electronic Arts, Inc.	12,009	1,512,654
Live Nation Entertainment, Inc.(c)	16,626	1,323,596
Netflix, Inc.(c)	6,629	1,934,872
Take-Two Interactive Software, Inc.(c)	12,117	1,435,622
Walt Disney Co. (The)(c)	13,442	1,432,111
Warner Bros Discovery, Inc.(c)	118,823	1,544,699

		10,619,243

Interactive Media & Services-10.52%
Alphabet, Inc., Class A(c)	7,351	694,743
Alphabet, Inc., Class C(c)	6,574	622,295
Match Group, Inc.(c)	24,872	1,074,470
Meta Platforms, Inc., Class A(c)	9,153	852,694

		3,244,202

Media-36.30%
Charter Communications, Inc., Class A(c)	3,814	1,402,103
Comcast Corp., Class A	43,699	1,387,006
DISH Network Corp., Class A(b)(c)	80,096	1,194,231
Fox Corp., Class A	31,468	908,481
Fox Corp., Class B	14,450	393,040
Interpublic Group of Cos., Inc. (The)	54,230	1,615,512
News Corp., Class A	67,435	1,137,629
News Corp., Class B	20,890	357,846
Omnicom Group, Inc.	21,989	1,599,700
Paramount Global, Class B	65,438	1,198,824

		11,194,372

	Shares	Value
Wireless Telecommunication Services-5.22%
T-Mobile US, Inc.(c)	10,626	$1,610,476

Total Common Stocks & Other Equity Interests (Cost $42,925,311)		30,838,364

Money Market Funds-6.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $1,868,646)	1,868,646	1,868,646

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-106.06% (Cost $44,793,957)		32,707,010

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.02%
Invesco Private Government Fund, 3.18%(d)(e)(f)	606,797	606,797
Invesco Private Prime Fund, 3.28%(d)(e)(f)	1,560,216	1,560,216

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,167,070)		2,167,013

TOTAL INVESTMENTS IN SECURITIES-113.08% (Cost $46,961,027)		34,874,023
OTHER ASSETS LESS LIABILITIES-(13.08)%		(4,034,901)

NET ASSETS-100.00%		$30,839,122

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31,2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,203,273	$(334,627)	$ -	$ -	$1,868,646	$342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$910,132	$6,879,622	$(7,182,957)	$-	$-	$606,797	$8,786	*

Invesco Private Prime Fund	2,122,766	12,729,291	(13,291,917)	(192)	268	1,560,216	23,372	*

Total	$3,032,898	$21,812,186	$(20,809,501)	$(192)	$268	$4,035,659	$32,500

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Media	36.30

Entertainment	34.44

Diversified Telecommunication Services	13.52

Interactive Media & Services	10.52

Wireless Telecommunication Services	5.22

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Auto Components-3.59%
Aptiv PLC(b)(c)	68,823	$6,267,711
BorgWarner, Inc.	172,595	6,477,490

		12,745,201

Automobiles-4.83%
Ford Motor Co.	431,695	5,771,762
General Motors Co.	161,260	6,329,455
Tesla, Inc.(b)	22,210	5,053,664

		17,154,881

Distributors-5.60%
Genuine Parts Co.	40,900	7,274,474
LKQ Corp.	124,088	6,904,256
Pool Corp.	18,740	5,701,270

		19,880,000

Hotels, Restaurants & Leisure-31.53%
Booking Holdings, Inc.(b)	3,371	6,302,017
Caesars Entertainment, Inc.(b)	137,791	6,025,600
Carnival Corp.(b)(c)	640,202	5,800,230
Chipotle Mexican Grill, Inc.(b)	3,907	5,853,975
Darden Restaurants, Inc.(c)	50,932	7,290,406
Domino’s Pizza, Inc.	18,127	6,022,514
Expedia Group, Inc.(b)	61,112	5,712,139
Hilton Worldwide Holdings, Inc.	49,107	6,642,213
Las Vegas Sands Corp.(b)	174,462	6,631,301
Marriott International, Inc., Class A	41,120	6,583,723
McDonald’s Corp.	25,732	7,016,087
MGM Resorts International	189,937	6,756,059
Norwegian Cruise Line Holdings Ltd.(b)(c)	455,990	7,701,671
Royal Caribbean Cruises Ltd.(b)(c)	140,920	7,522,310
Starbucks Corp.	75,237	6,514,772
Wynn Resorts Ltd.(b)(c)	106,140	6,782,346
Yum! Brands, Inc.	57,338	6,780,219

		111,937,582

Household Durables-13.94%
D.R. Horton, Inc.	90,806	6,981,165
Garmin Ltd.	73,286	6,452,099
Lennar Corp., Class A	83,428	6,732,640
Mohawk Industries, Inc.(b)	58,560	5,548,560
Newell Brands, Inc.	366,765	5,065,025
NVR, Inc.(b)	1,556	6,593,939
PulteGroup, Inc.	159,396	6,374,246
Whirlpool Corp.(c)	41,530	5,741,107

		49,488,781

Internet & Direct Marketing Retail-4.69%
Amazon.com, Inc.(b)	49,963	5,118,210
eBay, Inc.	147,581	5,879,627
Etsy, Inc.(b)(c)	60,387	5,670,943

		16,668,780

	Shares	Value
Leisure Products-1.50%
Hasbro, Inc.	81,740	$5,333,535

Multiline Retail-5.77%
Dollar General Corp.	26,994	6,884,820
Dollar Tree, Inc.(b)	46,099	7,306,691
Target Corp.	38,335	6,296,524

		20,488,035

Specialty Retail-22.29%
Advance Auto Parts, Inc.	36,857	6,999,882
AutoZone, Inc.(b)	3,044	7,710,087
Bath & Body Works, Inc.	167,935	5,605,670
Best Buy Co., Inc.	87,254	5,969,046
CarMax, Inc.(b)(c)	73,132	4,608,047
Home Depot, Inc.(The)	22,209	6,576,751
Lowe’s Cos., Inc.	32,455	6,327,102
O’Reilly Automotive, Inc.(b)	9,227	7,724,568
Ross Stores, Inc.	71,211	6,814,181
TJX Cos., Inc. (The)	100,004	7,210,288
Tractor Supply Co.	33,133	7,281,639
Ulta Beauty, Inc.(b)	15,026	6,301,454

		79,128,715

Textiles, Apparel & Luxury Goods-6.26%
NIKE, Inc., Class B	60,078	5,568,029
Ralph Lauren Corp.	68,874	6,383,931
Tapestry, Inc.(c)	187,361	5,935,597
VF Corp.	153,544	4,337,618

		22,225,175

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $439,828,669)		355,050,685

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.09%
Invesco Private Government Fund, 3.18%(d)(e)(f)	10,031,381	10,031,381
Invesco Private Prime Fund, 3.28%(d)(e)(f)	25,788,492	25,788,492

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,819,547)		35,819,873

TOTAL INVESTMENTS IN SECURITIES-110.09% (Cost $475,648,216)		390,870,558
OTHER ASSETS LESS LIABILITIES-(10.09)%		(35,829,910)

NET ASSETS-100.00%		$355,040,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$6,352,771	$(6,352,771)	$-	$-	$-	$2,329

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	17,585,005	80,021,707	(87,575,331)	-	-	10,031,381	123,992	*

Invesco Private Prime Fund	38,490,048	176,323,502	(189,024,704)	(2,652)	2,298	25,788,492	339,848	*

Total	$56,075,053	$262,697,980	$(282,952,806)	$(2,652)	$2,298	$35,819,873	$466,169

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Hotels, Restaurants & Leisure	31.53

Specialty Retail	22.29

Household Durables	13.94

Textiles, Apparel & Luxury Goods	6.26

Multiline Retail	5.77

Distributors	5.60

Automobiles	4.83

Internet & Direct Marketing Retail	4.69

Auto Components	3.59

Leisure Products	1.50

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Beverages-21.00%
Brown-Forman Corp., Class B	272,271	$18,514,428
Coca-Cola Co. (The)	321,022	19,213,167
Constellation Brands, Inc., Class A	81,096	20,037,200
Keurig Dr Pepper, Inc.(b)	517,085	20,083,581
Molson Coors Beverage Co., Class B(b)	383,474	19,338,594
Monster Beverage Corp.(c)	216,444	20,285,132
PepsiCo, Inc.	115,501	20,972,671

		138,444,773

Food & Staples Retailing-14.95%
Costco Wholesale Corp.	37,283	18,697,425
Kroger Co. (The)	385,181	18,215,209
Sysco Corp.	238,475	20,642,396
Walgreens Boots Alliance, Inc.	552,040	20,149,460
Walmart, Inc.	146,202	20,808,931

		98,513,421

Food Products-41.07%
Archer-Daniels-Midland Co.(b)	218,718	21,211,272
Campbell Soup Co.(b)	417,403	22,084,793
Conagra Brands, Inc.	582,080	21,362,336
General Mills, Inc.	263,543	21,499,838
Hershey Co. (The)(b)	88,431	21,114,670
Hormel Foods Corp.	426,932	19,830,991
JM Smucker Co. (The)(b)	143,473	21,615,642
Kellogg Co.	277,627	21,327,306
Kraft Heinz Co. (The)	548,715	21,109,066
Lamb Weston Holdings, Inc.	251,649	21,697,177
McCormick & Co., Inc.(b)	250,422	19,693,186
Mondelez International, Inc., Class A	326,201	20,054,838
Tyson Foods, Inc., Class A	264,729	18,094,227

		270,695,342

Household Products-14.52%
Church & Dwight Co., Inc.	245,296	18,183,792
Clorox Co. (The)	135,023	19,718,759
Colgate-Palmolive Co.	256,389	18,931,764
Kimberly-Clark Corp.	157,721	19,629,956
Procter & Gamble Co. (The)	142,947	19,250,672

		95,714,943

	Shares	Value
Personal Products-2.41%
Estee Lauder Cos., Inc. (The), Class A	79,111	$15,860,964

Tobacco-5.95%
Altria Group, Inc.	439,017	20,313,317
Philip Morris International, Inc.	206,123	18,932,397

		39,245,714

Total Common Stocks & Other Equity Interests (Cost $619,557,048)		658,475,157

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $159,115)	159,115	159,115

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $619,716,163)		658,634,272

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.97%
Invesco Private Government Fund, 3.18%(d)(e)(f)	9,170,455	9,170,455
Invesco Private Prime Fund, 3.28%(d)(e)(f)	23,576,056	23,576,056

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,744,544)		32,746,511

TOTAL INVESTMENTS IN SECURITIES-104.90% (Cost $652,460,707)		691,380,783
OTHER ASSETS LESS LIABILITIES-(4.90)%		(32,265,864)

NET ASSETS-100.00%		$659,114,919

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$8,956,923	$(8,797,808)	$-	$-	$159,115	$1,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$7,669,376	$102,902,763	$(101,401,684)	$-	$-	$9,170,455	$56,669	*

Invesco Private Prime Fund	17,886,073	181,101,172	(175,415,059)	1,967	1,903	23,576,056	158,062	*

Total	$25,555,449	$292,960,858	$(285,614,551)	$1,967	$1,903	$32,905,626	$216,696

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Food Products	41.07
Beverages	21.00

Food & Staples Retailing	14.95
Household Products	14.52

Tobacco	5.95
Personal Products	2.41

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Equal Weight Energy ETF (RYE)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Energy Equipment & Services-14.34%
Baker Hughes Co., Class A(b)	918,146	$25,395,918
Halliburton Co.	781,627	28,466,855
Schlumberger Ltd.	584,680	30,420,901

		84,283,674

Oil, Gas & Consumable Fuels-85.58%
APA Corp.	608,633	27,668,456
Chevron Corp.	144,934	26,218,561
ConocoPhillips	207,058	26,107,943
Coterra Energy, Inc.(b)	778,770	24,243,110
Devon Energy Corp.(b)	338,391	26,174,544
Diamondback Energy, Inc.(b)	171,692	26,974,530
EOG Resources, Inc.	187,925	25,655,521
EQT Corp.	469,196	19,631,161
Exxon Mobil Corp.	240,260	26,623,211
Hess Corp.(b)	189,301	26,706,585
Kinder Morgan, Inc.	1,266,176	22,943,109
Marathon Oil Corp.	879,834	26,790,945
Marathon Petroleum Corp.	231,823	26,339,729
Occidental Petroleum Corp.	353,336	25,652,194
ONEOK, Inc.	370,990	22,007,127
Phillips 66	263,341	27,463,833
Pioneer Natural Resources Co.	96,765	24,811,514
Targa Resources Corp.	322,630	22,058,213

	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp.	204,599	$25,687,404
Williams Cos., Inc. (The)	707,472	23,155,558

		502,913,248

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $478,179,405)		587,196,922

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.38%
Invesco Private Government Fund, 3.18%(c)(d)(e)	12,329,717	12,329,717
Invesco Private Prime Fund, 3.28%(c)(d)(e)	31,065,647	31,065,647

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,392,257)		43,395,364

TOTAL INVESTMENTS IN SECURITIES-107.30% (Cost $521,571,662)		630,592,286
OTHER ASSETS LESS LIABILITIES-(7.30)%		(42,919,947)

NET ASSETS-100.00%		$587,672,339

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$181,238	$11,208,202	$(11,389,440)	$-	$-	$-	$2,676

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	15,203,522	95,395,226	(98,269,031)	-	-	12,329,717	51,798	*

Invesco Private Prime Fund	35,462,109	195,954,644	(200,359,524)	1,307	7,111	31,065,647	153,118	*

Total	$50,846,869	$302,558,072	$(310,017,995)	$1,307	$7,111	$43,395,364	$207,592

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Equal Weight Energy ETF (RYE)–(continued)

October 31, 2022

(Unaudited)

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net  Assets) as of October 31, 2022

Oil, Gas & Consumable Fuels	85.58

Energy Equipment & Services	14.34

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500® Equal Weight Financials ETF (RYF)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Banks-25.42%
Bank of America Corp.	180,063	$6,489,470
Citigroup, Inc.	124,131	5,692,648
Citizens Financial Group, Inc.	164,159	6,714,103
Comerica, Inc.	74,364	5,242,662
Fifth Third Bancorp	176,019	6,282,118
First Republic Bank	40,322	4,842,672
Huntington Bancshares, Inc.	444,727	6,750,956
JPMorgan Chase & Co.	52,790	6,645,205
KeyCorp	336,968	6,021,618
M&T Bank Corp.	33,518	5,643,426
PNC Financial Services Group, Inc. (The)	38,283	6,195,338
Regions Financial Corp.	283,245	6,217,228
Signature Bank	34,239	5,427,909
SVB Financial Group(b)	14,863	3,432,758
Truist Financial Corp.	129,700	5,809,263
U.S. Bancorp	132,192	5,611,550
Wells Fargo & Co.	138,748	6,381,021
Zions Bancorporation N.A.	107,232	5,569,630

		104,969,575

Capital Markets-30.25%
Ameriprise Financial, Inc.	21,945	6,783,638
Bank of New York Mellon Corp. (The)	142,540	6,002,359
BlackRock, Inc.	9,042	5,840,318
Cboe Global Markets, Inc.	50,723	6,315,013
Charles Schwab Corp. (The)	84,365	6,721,360
CME Group, Inc., Class A	31,236	5,413,199
FactSet Research Systems, Inc.	13,869	5,901,121
Franklin Resources, Inc.	238,413	5,590,785
Goldman Sachs Group, Inc. (The)	18,495	6,371,712
Intercontinental Exchange, Inc.	60,849	5,815,339
Invesco Ltd.(c)	357,871	5,482,584
MarketAxess Holdings, Inc.	23,654	5,772,522
Moody’s Corp.(d)	20,998	5,561,740
Morgan Stanley	70,283	5,775,154
MSCI, Inc.	12,800	6,001,408
Nasdaq, Inc.	99,448	6,189,644
Northern Trust Corp.	63,480	5,354,538
Raymond James Financial, Inc.	58,012	6,853,538
S&P Global, Inc.	17,025	5,469,281
State Street Corp.	86,137	6,374,138
T. Rowe Price Group, Inc.(d)	50,555	5,366,919

		124,956,310

Consumer Finance-6.09%
American Express Co.	39,694	5,892,574
Capital One Financial Corp.	58,063	6,155,839
Discover Financial Services	61,349	6,408,517
Synchrony Financial	188,246	6,694,028

		25,150,958

	Shares	Value
Diversified Financial Services-1.57%
Berkshire Hathaway, Inc., Class B(b)	22,006	$6,493,751

Insurance-36.68%
Aflac, Inc.	101,625	6,616,804
Allstate Corp. (The)	49,729	6,278,286
American International Group, Inc.	114,301	6,515,157
Aon PLC, Class A	21,536	6,062,169
Arch Capital Group Ltd.(b)	141,244	8,121,530
Arthur J. Gallagher & Co.	33,370	6,242,860
Assurant, Inc.	38,437	5,222,051
Brown & Brown, Inc.	96,191	5,655,069
Chubb Ltd.	32,264	6,933,211
Cincinnati Financial Corp.	62,449	6,452,231
Everest Re Group Ltd.	22,244	7,177,249
Globe Life, Inc.	61,216	7,071,672
Hartford Financial Services Group, Inc. (The)	93,841	6,795,027
Lincoln National Corp.	123,782	6,668,136
Loews Corp.	110,602	6,306,526
Marsh & McLennan Cos., Inc.	37,719	6,091,241
MetLife, Inc.	92,962	6,805,748
Principal Financial Group, Inc.	80,336	7,080,012
Progressive Corp. (The)	48,883	6,276,577
Prudential Financial, Inc.	63,885	6,720,063
Travelers Cos., Inc. (The)	38,320	7,068,507
W.R. Berkley Corp.	92,982	6,916,001
Willis Towers Watson PLC	29,410	6,417,556

		151,493,683

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $440,091,687)		413,064,277

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.88%
Invesco Private Government Fund, 3.18%(c)(e)(f)	2,173,243	2,173,243
Invesco Private Prime Fund, 3.28%(c)(e)(f)	5,587,113	5,587,113

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,760,024)		7,760,356

TOTAL INVESTMENTS IN SECURITIES-101.89% (Cost $447,851,711)		420,824,633
OTHER ASSETS LESS LIABILITIES-(1.89)%		(7,790,591)

NET ASSETS-100.00%		$413,034,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Equal Weight Financials ETF (RYF)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Invesco Ltd.	$7,012,025	$2,614,264	$(2,944,274)	$132,127	$(1,331,558)	$5,482,584	$137,884

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	28,273	5,528,223	(5,556,496)	-	-	-	1,965

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	6,115,131	33,145,994	(37,087,882)	-	-	2,173,243	29,957	*

Invesco Private Prime Fund	14,063,546	78,712,463	(87,192,441)	332	3,213	5,587,113	79,479	*

Total	$27,218,975	$120,000,944	$(132,781,093)	$132,459	$(1,328,345)	$13,242,940	$249,285

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at October 31, 2022.
(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Insurance	36.68
Capital Markets	30.25

Banks	25.42
Consumer Finance	6.09

Diversified Financial Services	1.57

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Biotechnology-14.06%
AbbVie, Inc.	104,316	$15,271,863
Amgen, Inc.(b)	59,560	16,102,046
Biogen, Inc.(c)	69,639	19,738,478
Gilead Sciences, Inc.	225,987	17,730,940
Incyte Corp.(b)(c)	204,327	15,189,669
Moderna, Inc.(b)(c)	103,686	15,587,116
Regeneron Pharmaceuticals, Inc.(c)	20,367	15,249,791
Vertex Pharmaceuticals, Inc.(c)	50,503	15,756,936

		130,626,839

Health Care Equipment & Supplies-28.33%
Abbott Laboratories	135,992	13,455,049
ABIOMED, Inc.(c)	52,262	13,174,205
Align Technology, Inc.(c)	56,069	10,894,207
Baxter International, Inc.	247,815	13,468,745
Becton, Dickinson and Co.	56,125	13,243,816
Boston Scientific Corp.(c)	343,559	14,810,829
Cooper Cos., Inc. (The)	46,878	12,815,976
DENTSPLY SIRONA, Inc.	434,406	13,388,393
DexCom, Inc.(b)(c)	158,816	19,181,797
Edwards Lifesciences Corp.(c)	151,696	10,987,341
Hologic, Inc.(c)	213,309	14,462,350
IDEXX Laboratories, Inc.(c)	39,431	14,182,542
Intuitive Surgical, Inc.(c)	66,657	16,428,951
Medtronic PLC	164,409	14,359,482
ResMed, Inc.	62,502	13,981,072
STERIS PLC(b)	70,149	12,106,314
Stryker Corp.	64,141	14,703,683
Teleflex, Inc.	60,923	13,071,639
Zimmer Biomet Holdings, Inc.	128,842	14,604,241

		263,320,632

Health Care Providers & Services-26.03%
AmerisourceBergen Corp.	100,173	15,749,199
Cardinal Health, Inc.(b)	211,081	16,021,048
Centene Corp.(c)	160,370	13,652,298
Cigna Corp.	50,377	16,274,794
CVS Health Corp.	144,419	13,676,479
DaVita, Inc.(b)(c)	159,279	11,628,960
Elevance Health, Inc.	29,887	16,341,315
HCA Healthcare, Inc.	67,148	14,602,676
Henry Schein, Inc.(b)(c)	198,552	13,592,870
Humana, Inc.	30,831	17,206,164
Laboratory Corp.of America Holdings	61,902	13,733,578
McKesson Corp.	40,284	15,685,381
Molina Healthcare, Inc.(c)	42,364	15,202,745
Quest Diagnostics, Inc.	113,462	16,298,816
UnitedHealth Group, Inc.	28,135	15,619,145
Universal Health Services, Inc., Class B(b)	143,213	16,594,090

		241,879,558

Life Sciences Tools & Services-17.34%
Agilent Technologies, Inc.	107,189	14,829,598
Bio-Rad Laboratories, Inc., Class A(c)	28,962	10,186,225

	Shares	Value
Life Sciences Tools & Services-(continued)
Bio-Techne Corp.	42,541	$12,603,197
Charles River Laboratories International, Inc.(b)(c)	67,597	14,347,463
Danaher Corp.	50,797	12,784,081
Illumina, Inc.(b)(c)	70,133	16,047,833
IQVIA Holdings, Inc.(c)	66,104	13,860,026
Mettler-Toledo International, Inc.(c)	11,340	14,344,306
PerkinElmer, Inc.(b)	104,169	13,914,895
Thermo Fisher Scientific, Inc.	25,909	13,316,449
Waters Corp.(c)	47,241	14,133,090
West Pharmaceutical Services, Inc.	47,056	10,827,585

		161,194,748

Pharmaceuticals-14.18%
Bristol-Myers Squibb Co.	210,268	16,289,462
Catalent, Inc.(c)	153,719	10,103,950
Eli Lilly and Co.	46,435	16,813,649
Johnson & Johnson	89,026	15,487,853
Merck & Co., Inc.	168,908	17,093,490
Organon & Co.	494,550	12,947,319
Pfizer, Inc.	308,370	14,354,623
Viatris, Inc.	1,493,160	15,125,711
Zoetis, Inc.	89,784	13,537,632

		131,753,689

Total Common Stocks & Other Equity Interests (Cost $849,160,540)		928,775,466

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $399,420)	399,420	399,420

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $849,559,960)		929,174,886

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.44%
Invesco Private Government Fund, 3.18%(d)(e)(f)	9,398,248	9,398,248
Invesco Private Prime Fund, 3.28%(d)(e)(f)	22,566,886	22,566,886

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,964,463)		31,965,134

TOTAL INVESTMENTS IN SECURITIES-103.42% (Cost $881,524,423)		961,140,020
OTHER ASSETS LESS LIABILITIES-(3.42)%		(31,821,590)

NET ASSETS-100.00%		$929,318,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Equal Weight Health Care ETF (RYH)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$363,099	$4,904,806	$(4,868,485)	$-	$-	$399,420	$3,804

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	6,702,093	100,294,579	(97,598,424)	-	-	9,398,248	60,597	*

Invesco Private Prime Fund	16,417,660	229,188,846	(223,042,524)	(205)	3,109	22,566,886	168,715	*

Total	$23,482,852	$334,388,231	$(325,509,433)	$(205)	$3,109	$32,364,554	$233,116

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Health Care Equipment & Supplies	28.33

Health Care Providers & Services	26.03

Life Sciences Tools & Services	17.34

Pharmaceuticals	14.18

Biotechnology	14.06

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-14.87%
Boeing Co. (The)(b)	28,449	$4,054,267
General Dynamics Corp.	19,350	4,833,630
Howmet Aerospace, Inc.	123,080	4,375,494
Huntington Ingalls Industries, Inc.	19,045	4,895,898
L3Harris Technologies, Inc.	18,978	4,677,508
Lockheed Martin Corp.(c)	10,631	5,173,895
Northrop Grumman Corp.	9,119	5,006,422
Raytheon Technologies Corp.	50,901	4,826,433
Textron, Inc.	68,012	4,654,741
TransDigm Group, Inc.	7,229	4,162,169

		46,660,457

Air Freight & Logistics-4.87%
C.H. Robinson Worldwide, Inc.(c)	39,210	3,831,601
Expeditors International of Washington, Inc.	43,323	4,239,156
FedEx Corp.	21,435	3,435,602
United Parcel Service, Inc., Class B	22,555	3,784,052

		15,290,411

Airlines-7.20%
Alaska Air Group, Inc.(b)(c)	96,248	4,279,186
American Airlines Group, Inc.(b)(c)	315,810	4,478,186
Delta Air Lines, Inc.(b)	137,213	4,655,637
Southwest Airlines Co.(b)	116,793	4,245,425
United Airlines Holdings, Inc.(b)	114,146	4,917,410

		22,575,844

Building Products-9.65%
A.O. Smith Corp.	79,612	4,361,145
Allegion PLC(c)	44,980	4,712,555
Carrier Global Corp.	106,269	4,225,255
Fortune Brands Home & Security, Inc.	69,274	4,178,608
Johnson Controls International PLC	77,066	4,457,498
Masco Corp.	85,719	3,966,218
Trane Technologies PLC	27,354	4,366,519

		30,267,798

Commercial Services & Supplies-7.08%
Cintas Corp.	10,389	4,441,817
Copart, Inc.(b)	38,597	4,439,427
Republic Services, Inc.	30,338	4,023,426
Rollins, Inc.	124,069	5,220,823
Waste Management, Inc.	25,843	4,092,756

		22,218,249

Construction & Engineering-1.38%
Quanta Services, Inc.	30,534	4,337,049

Electrical Equipment-6.53%
AMETEK, Inc.	35,628	4,619,527
Eaton Corp. PLC	30,755	4,615,403
Emerson Electric Co.	52,902	4,581,313
Generac Holdings, Inc.(b)	18,828	2,182,353
Rockwell Automation, Inc.	17,549	4,480,260

		20,478,856

Industrial Conglomerates-4.48%
3M Co.	36,405	4,579,385

	Shares	Value
Industrial Conglomerates-(continued)
General Electric Co.	60,527	$4,709,606
Honeywell International, Inc.	23,378	4,769,579

		14,058,570

Machinery-24.74%
Caterpillar, Inc.	23,650	5,119,279
Cummins, Inc.	20,512	5,015,389
Deere & Co.	12,038	4,764,881
Dover Corp.	34,614	4,523,704
Fortive Corp.	67,879	4,337,468
IDEX Corp.	21,335	4,742,984
Illinois Tool Works, Inc.	21,699	4,633,387
Ingersoll Rand, Inc.(c)	89,216	4,505,408
Nordson Corp.	19,129	4,304,025
Otis Worldwide Corp.	61,054	4,312,854
PACCAR, Inc.	50,649	4,904,343
Parker-Hannifin Corp.	16,063	4,668,229
Pentair PLC	95,106	4,084,803
Snap-on, Inc.	20,058	4,453,879
Stanley Black & Decker, Inc.	50,071	3,930,073
Wabtec Corp.	49,121	4,582,007
Xylem, Inc.	46,261	4,738,514

		77,621,227

Professional Services-8.28%
CoStar Group, Inc.(b)	57,146	4,727,117
Equifax, Inc.(c)	22,730	3,853,644
Jacobs Solutions, Inc.	35,840	4,129,485
Leidos Holdings, Inc.	46,832	4,757,663
Robert Half International, Inc.(c)	55,690	4,258,058
Verisk Analytics, Inc.	23,335	4,266,338

		25,992,305

Road & Rail-6.65%
CSX Corp.	137,338	3,991,042
J.B. Hunt Transport Services, Inc.	25,746	4,404,368
Norfolk Southern Corp.	17,935	4,090,436
Old Dominion Freight Line, Inc.	16,672	4,578,131
Union Pacific Corp.	19,327	3,810,125

		20,874,102

Trading Companies & Distributors-4.25%
Fastenal Co.	87,527	4,230,180
United Rentals, Inc.(b)	14,403	4,547,171
W.W. Grainger, Inc.	7,825	4,572,539

		13,349,890

Total Common Stocks & Other Equity Interests (Cost $338,404,357)		313,724,758

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $72,927)	72,927	72,927

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $338,477,284)		313,797,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Equal Weight Industrials ETF (RGI)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.26%
Invesco Private Government Fund, 3.18%(d)(e)(f)	5,496,821	$5,496,821
Invesco Private Prime Fund, 3.28%(d)(e)(f)	14,130,740	14,130,740

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,626,791)		19,627,561

TOTAL INVESTMENTS IN SECURITIES-106.26% (Cost $358,104,075)		333,425,246
OTHER ASSETS LESS LIABILITIES-(6.26)%		(19,646,345)

NET ASSETS-100.00%		$313,778,901

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$23,375	$2,968,597	$(2,919,045)	$-	$-	$72,927	$1,605

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	11,480,647	65,582,252	(71,566,078)	-	-	5,496,821	49,506	*

Invesco Private Prime Fund	18,975,917	120,984,127	(125,829,371)	770	(703)	14,130,740	128,933	*

Total	$30,479,939	$189,534,976	$(200,314,494)	$770	$(703)	$19,700,488	$180,044

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Equal Weight Industrials ETF (RGI)–(continued)

October 31, 2022

(Unaudited)

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Machinery	24.74

Aerospace & Defense	14.87
Building Products	9.65

Professional Services	8.28
Airlines	7.20

Commercial Services & Supplies	7.08
Road & Rail	6.65

Electrical Equipment	6.53
Air Freight & Logistics	4.87

Industrial Conglomerates	4.48
Trading Companies & Distributors	4.25

Construction & Engineering	1.38

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Equal Weight Materials ETF (RTM)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Chemicals-58.23%
Air Products and Chemicals, Inc.	51,773	$12,963,959
Albemarle Corp.	44,344	12,410,555
Celanese Corp.	115,393	11,091,575
CF Industries Holdings, Inc.	128,463	13,650,478
Corteva, Inc.	213,052	13,920,818
Dow, Inc.	263,377	12,310,241
DuPont de Nemours, Inc.	228,142	13,049,722
Eastman Chemical Co.	142,058	10,911,475
Ecolab, Inc.	77,059	12,103,657
FMC Corp.	118,186	14,052,315
International Flavors & Fragrances, Inc.	116,191	11,341,404
Linde PLC (United Kingdom)(b)	46,407	13,799,123
LyondellBasell Industries N.V., Class A	158,329	12,104,252
Mosaic Co. (The)	236,547	12,714,401
PPG Industries, Inc.	103,976	11,871,980
Sherwin-Williams Co. (The)	55,352	12,455,861

		200,751,816

Construction Materials-7.32%
Martin Marietta Materials, Inc.	37,381	12,559,268
Vulcan Materials Co.	77,527	12,691,170

		25,250,438

Containers & Packaging-23.25%
Amcor PLC	1,082,464	12,534,933
Avery Dennison Corp.	69,630	11,805,767
Ball Corp.(b)	224,227	11,074,572
International Paper Co.	318,863	10,716,985
Packaging Corp. of America	95,310	11,457,215
Sealed Air Corp.	240,519	11,453,515
WestRock Co.	325,989	11,103,185

		80,146,172

	Shares	Value
Metals & Mining-11.12%
Freeport-McMoRan, Inc.	414,089	$13,122,480
Newmont Corp.	308,534	13,057,159
Nucor Corp.	92,661	12,173,802

		38,353,441

Total Common Stocks & Other Equity Interests (Cost $409,273,874)		344,501,867

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(c)(d) (Cost $94,673)	94,673	94,673

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $409,368,547)		344,596,540

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.37%
Invesco Private Government Fund, 3.18%(c)(d)(e)	7,117,518	7,117,518
Invesco Private Prime Fund, 3.28%(c)(d)(e)	18,297,537	18,297,537

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,415,217)		25,415,055

TOTAL INVESTMENTS IN SECURITIES-107.32% (Cost $434,783,764)		370,011,595
OTHER ASSETS LESS LIABILITIES-(7.32)%		(25,248,102)

NET ASSETS-100.00%		$344,763,493

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$137,092	$6,215,910	$(6,258,329)	$-	$-	$94,673	$2,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Equal Weight Materials ETF (RTM)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,860,545	$71,798,932	$(68,541,959)	$-	$-	$7,117,518	$66,429	*

Invesco Private Prime Fund	9,001,641	173,754,271	(164,458,772)	(162)	559	18,297,537	179,813	*

Total	$12,999,278	$251,769,113	$(239,259,060)	$(162)	$559	$25,509,728	$248,856

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Chemicals	58.23

Containers & Packaging	23.25

Metals & Mining	11.12

Construction Materials	7.32

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Equity REITs-96.74%
Alexandria Real Estate Equities, Inc.	24,301	$3,530,935
American Tower Corp.	14,759	3,057,917
AvalonBay Communities, Inc.	17,985	3,149,533
Boston Properties, Inc.	44,970	3,269,319
Camden Property Trust	28,615	3,306,463
Crown Castle, Inc.	22,101	2,945,179
Digital Realty Trust, Inc.	31,004	3,108,151
Equinix, Inc.	5,871	3,325,569
Equity Residential	49,956	3,148,227
Essex Property Trust, Inc.	13,857	3,079,580
Extra Space Storage, Inc.	19,119	3,392,475
Federal Realty Investment Trust	37,120	3,674,138
Healthpeak Properties, Inc.	140,989	3,345,669
Host Hotels & Resorts, Inc.	211,500	3,993,120
Invitation Homes, Inc.	97,536	3,090,916
Iron Mountain, Inc.(b)	69,863	3,498,040
Kimco Realty Corp.	175,257	3,746,995
Mid-America Apartment Communities, Inc.	22,329	3,515,701
Prologis, Inc.	29,743	3,294,037
Public Storage	11,389	3,527,743
Realty Income Corp.	57,756	3,596,466
Regency Centers Corp.	61,948	3,748,474
SBA Communications Corp., Class A	11,672	3,150,273
Simon Property Group, Inc.	37,187	4,052,639
UDR, Inc.	80,419	3,197,460
Ventas, Inc.	77,768	3,043,062
VICI Properties, Inc.	114,421	3,663,760
Vornado Realty Trust	139,256	3,285,049
Welltower, Inc.	49,727	3,035,336
Weyerhaeuser Co.	111,422	3,446,283

		101,218,509

	Shares	Value
Real Estate Management & Development-3.22%
CBRE Group, Inc., Class A(c)	47,518	$3,370,927

Total Common Stocks & Other Equity Interests (Cost $133,881,449)		104,589,436

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $83,571)	83,571	83,571

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $133,965,020)		104,673,007

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.38%
Invesco Private Government Fund, 3.18%(d)(e)(f)	990,800	990,800
Invesco Private Prime Fund, 3.28%(d)(e)(f)	2,546,412	2,546,412

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,536,962)		3,537,212

TOTAL INVESTMENTS IN SECURITIES-103.42% (Cost $137,501,982)		108,210,219
OTHER ASSETS LESS LIABILITIES-(3.42)%		(3,575,898)

NET ASSETS-100.00%		$104,634,321

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$67,431	$2,217,512	$(2,201,372)	$-	$-	$83,571	$493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$2,756,763	$11,512,659	$(13,278,622)	$-	$-	$990,800	$13,290	*

Invesco Private Prime Fund	6,428,598	24,664,904	(28,546,898)	250	(442)	2,546,412	35,040	*

Total	$9,252,792	$38,395,075	$(44,026,892)	$250	$(442)	$3,620,783	$48,823

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Equity REITs	96.74

Real Estate Management & Development	3.22

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Equal Weight Technology ETF (RYT)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communications Equipment-7.01%
Arista Networks, Inc.(b)	226,899	$27,423,013
Cisco Systems, Inc.	616,734	28,018,225
F5, Inc.(b)	176,204	25,181,314
Juniper Networks, Inc.(c)	972,043	29,744,516
Motorola Solutions, Inc.	112,820	28,172,282

		138,539,350

Electronic Equipment, Instruments & Components-11.14%
Amphenol Corp., Class A	371,907	28,201,708
CDW Corp.	160,780	27,784,392
Corning, Inc.	839,138	26,995,069
Keysight Technologies, Inc.(b)	163,780	28,522,287
TE Connectivity Ltd. (Switzerland)	218,760	26,739,035
Teledyne Technologies, Inc.(b)	72,817	28,979,710
Trimble, Inc.(b)	447,500	26,921,600
Zebra Technologies Corp., Class A(b)	91,689	25,968,158

		220,111,959

IT Services-25.86%
Accenture PLC, Class A	97,150	27,580,885
Akamai Technologies, Inc.(b)	307,865	27,193,715
Automatic Data Processing, Inc.	115,547	27,927,710
Broadridge Financial Solutions, Inc.	163,733	24,569,774
Cognizant Technology Solutions Corp., Class A	430,893	26,823,089
DXC Technology Co.(b)	1,054,877	30,327,714
EPAM Systems, Inc.(b)(c)	65,280	22,848,000
Fidelity National Information Services, Inc.	308,574	25,608,556
Fiserv, Inc.(b)	265,150	27,241,511
FleetCor Technologies, Inc.(b)	128,034	23,829,688
Gartner, Inc.(b)	92,205	27,838,534
Global Payments, Inc.(c)	212,827	24,317,613
International Business Machines Corp.	218,494	30,215,535
Jack Henry & Associates, Inc.	140,977	28,062,882
Mastercard, Inc., Class A	84,049	27,583,201
Paychex, Inc.	222,559	26,330,955
PayPal Holdings, Inc.(b)	293,340	24,517,357
VeriSign, Inc.(b)	148,127	29,693,538
Visa, Inc., Class A(c)	137,560	28,496,930

		511,007,187

Semiconductors & Semiconductor Equipment-25.23%
Advanced Micro Devices, Inc.(b)	330,350	19,840,821
Analog Devices, Inc.	183,093	26,112,724
Applied Materials, Inc.	292,490	25,823,942
Broadcom, Inc.	54,038	25,404,345
Enphase Energy, Inc.(b)	92,335	28,346,845
Intel Corp.	897,263	25,509,187
KLA Corp.	78,695	24,903,033
Lam Research Corp.	62,634	25,352,990
Microchip Technology, Inc.	421,572	26,027,855
Micron Technology, Inc.(c)	491,433	26,586,525
Monolithic Power Systems, Inc.	63,120	21,426,084
NVIDIA Corp.	196,209	26,482,329
NXP Semiconductors N.V. (China)	167,889	24,525,225
ON Semiconductor Corp.(b)(c)	393,855	24,194,513
Qorvo, Inc.(b)	301,822	25,980,838

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc.	213,776	$25,152,884
Skyworks Solutions, Inc.	275,015	23,654,040
SolarEdge Technologies, Inc.(b)(c)	90,192	20,746,866
Teradyne, Inc.(c)	317,737	25,847,905
Texas Instruments, Inc.	165,335	26,557,761

		498,476,712

Software-22.88%
Adobe, Inc.(b)	71,495	22,771,157
ANSYS, Inc.(b)	109,073	24,122,585
Autodesk, Inc.(b)	133,352	28,577,334
Cadence Design Systems, Inc.(b)	161,599	24,464,473
Ceridian HCM Holding, Inc.(b)	444,061	29,392,397
Fortinet, Inc.(b)	526,744	30,108,687
Intuit, Inc.	62,731	26,817,502
Microsoft Corp.	106,737	24,776,860
NortonLifeLock, Inc.	1,241,890	27,979,782
Oracle Corp.(c)	371,860	29,031,110
Paycom Software, Inc.(b)	76,251	26,382,846
PTC, Inc.(b)	235,290	27,724,221
Roper Technologies, Inc.	68,819	28,528,228
salesforce.com, inc.(b)(c)	173,618	28,228,551
ServiceNow, Inc.(b)	60,051	25,265,858
Synopsys, Inc.(b)	82,985	24,277,262
Tyler Technologies, Inc.(b)	73,289	23,696,532

		452,145,385

Technology Hardware, Storage & Peripherals-7.82%
Apple, Inc.	179,374	27,505,209
Hewlett Packard Enterprise Co.(c)	2,101,867	29,993,642
HP, Inc.(c)	998,869	27,588,762
NetApp, Inc.	389,619	26,988,908
Seagate Technology Holdings PLC(c)	410,126	20,366,857
Western Digital Corp.(b)	644,485	22,150,950

		154,594,328

Total Common Stocks & Other Equity Interests (Cost $2,105,447,111)		1,974,874,921

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $1,449,262)	1,449,262	1,449,262

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,106,896,373)		1,976,324,183

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.91%
Invesco Private Government Fund, 3.18%(d)(e)(f)	43,309,201	43,309,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Equal Weight Technology ETF (RYT)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.28%(d)(e)(f)	112,956,711	$112,956,711

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $156,259,582)		156,265,912

TOTAL INVESTMENTS IN SECURITIES-107.92% (Cost $2,263,155,955)		2,132,590,095
OTHER ASSETS LESS LIABILITIES-(7.92)%		(156,523,826)

NET ASSETS-100.00%		$1,976,066,269

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$360,687	$13,562,395	$(12,473,820)	$-	$-	$1,449,262	$6,701

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,615,774	238,077,801	(227,384,374)	-	-	43,309,201	217,784	*

Invesco Private Prime Fund	76,062,459	510,377,065	(473,498,392)	703	14,876	112,956,711	600,468	*

Total	$109,038,920	$762,017,261	$(713,356,586)	$703	$14,876	$157,715,174	$824,953

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® Equal Weight Technology ETF (RYT)–(continued)

October 31, 2022

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

IT Services	25.86

Semiconductors & Semiconductor Equipment	25.23

Software	22.88

Electronic Equipment, Instruments & Components	11.14

Technology Hardware, Storage & Peripherals	7.82

Communications Equipment	7.01

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Electric Utilities-57.47%
Alliant Energy Corp.	233,506	$12,182,008
American Electric Power Co., Inc.	140,659	12,366,739
Constellation Energy Corp.	168,054	15,887,825
Duke Energy Corp.	133,816	12,468,975
Edison International	213,122	12,795,845
Entergy Corp.	122,599	13,135,257
Evergy, Inc.	209,596	12,812,603
Eversource Energy	160,456	12,239,584
Exelon Corp.	321,279	12,398,157
FirstEnergy Corp.	354,232	13,358,089
NextEra Energy, Inc.	163,570	12,676,675
NRG Energy, Inc.	339,679	15,081,748
PG&E Corp.(b)(c)	1,127,855	16,838,875
Pinnacle West Capital Corp.	191,152	12,847,326
PPL Corp.	492,593	13,048,789
Southern Co. (The)	184,901	12,107,317
Xcel Energy, Inc.	191,311	12,456,259

		224,702,071

Gas Utilities-3.39%
Atmos Energy Corp.	124,509	13,266,434

Independent Power and Renewable Electricity Producers-3.59%
AES Corp. (The)	536,903	14,045,382

Multi-Utilities-31.90%
Ameren Corp.	153,776	12,535,820
CenterPoint Energy, Inc.	447,608	12,806,065
CMS Energy Corp.	210,849	12,028,935
Consolidated Edison, Inc.	145,799	12,824,480
Dominion Energy, Inc.	177,087	12,390,777
DTE Energy Co.	108,524	12,166,626
NiSource, Inc.	483,487	12,420,782
Public Service Enterprise Group, Inc.	216,566	12,142,856
Sempra Energy	84,615	12,771,788
WEC Energy Group, Inc.	138,149	12,617,148

		124,705,277

	Shares	Value
Water Utilities-3.53%
American Water Works Co., Inc.	94,919	$13,795,527

Total Common Stocks & Other Equity Interests (Cost $402,682,493)		390,514,691

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $24,776)	24,776	24,776

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $402,707,269)		390,539,467

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.52%
Invesco Private Government Fund, 3.18%(d)(e)(f)	4,952,650	4,952,650
Invesco Private Prime Fund, 3.28%(d)(e)(f)	12,732,578	12,732,578

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,685,186)		17,685,228

TOTAL INVESTMENTS IN SECURITIES-104.41% (Cost $420,392,455)		408,224,695
OTHER ASSETS LESS LIABILITIES-(4.41)%		(17,236,419)

NET ASSETS-100.00%		$390,988,276

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd.The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$47,578	$5,731,200	$(5,754,002)	$ -	$ -	$24,776	$2,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® Equal Weight Utilities ETF (RYU)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$2,860,309	$36,912,744	$(34,820,403)	$-	$-	$4,952,650	$54,839	*

Invesco Private Prime Fund	6,674,440	93,639,740	(87,581,700)	42	56	12,732,578	149,415	*

Total	$9,582,327	$136,283,684	$(128,156,105)	$42	$56	$17,710,004	$206,938

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Electric Utilities	57.47

Multi-Utilities	31.90

Independent Power and Renewable Electricity Producers	3.59

Water Utilities	3.53

Gas Utilities	3.39

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-2.22%
Cable One, Inc.(b)	273	$234,624
Frontier Communications Parent, Inc.(b)(c)	11,008	257,807
Iridium Communications, Inc.(c)	6,632	341,747
John Wiley & Sons, Inc., Class A	6,558	276,682
New York Times Co. (The), Class A(b)	9,419	272,774
TEGNA, Inc.	13,775	287,622
TripAdvisor, Inc.(b)(c)	11,851	279,921
World Wrestling Entertainment, Inc.,
Class A(b)	4,376	345,223
Ziff Davis, Inc.(b)(c)	3,821	295,707

		2,592,107

Consumer Discretionary-15.33%
Adient PLC(b)(c)	8,754	306,215
AutoNation, Inc.(b)(c)	2,547	270,772
Boyd Gaming Corp.	5,273	304,568
Brunswick Corp.(b)	4,023	284,305
Capri Holdings Ltd.(c)	6,133	280,155
Carter’s, Inc.(b)	3,900	264,693
Choice Hotels International, Inc.(b)	2,582	335,247
Churchill Downs, Inc.	1,440	299,390
Columbia Sportswear Co.(b)	4,027	300,011
Cracker Barrel Old Country Store, Inc.(b)	2,674	305,424
Crocs, Inc.(b)(c)	3,714	262,766
Dana, Inc.	19,681	314,109
Deckers Outdoor Corp.(c)	858	300,240
Dick’s Sporting Goods, Inc.	2,567	292,022
Five Below, Inc.(b)(c)	2,098	307,042
Foot Locker, Inc.(b)	7,800	247,260
Fox Factory Holding Corp.(b)(c)	3,170	278,484
GameStop Corp., Class A(b)(c)	10,351	293,037
Gap, Inc. (The)	30,144	339,723
Gentex Corp.	10,948	290,013
Goodyear Tire & Rubber Co. (The)(b)(c)	21,352	271,170
Graham Holdings Co., Class B	541	337,514
Grand Canyon Education, Inc.(c)	3,600	362,268
H&R Block, Inc.(b)	6,654	273,812
Hanesbrands, Inc.(b)	32,643	222,625
Harley-Davidson, Inc.	7,288	313,384
Helen of Troy Ltd.(b)(c)	2,460	232,765
KB Home	10,136	292,120
Kohl’s Corp.	9,748	291,953
Lear Corp.	2,127	295,036
Leggett & Platt, Inc.(b)	7,726	260,753
Light & Wonder, Inc.(c)	5,899	331,170
Lithia Motors, Inc., Class A(b)	1,164	230,647
Macy’s, Inc.	16,437	342,711
Marriott Vacations Worldwide Corp.(b)	2,053	303,351
Mattel, Inc.(c)	12,722	241,209
Murphy USA, Inc.	1,034	325,203
Nordstrom, Inc.(b)	15,429	313,826
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	5,135	287,560
Papa John’s International, Inc.(b)	3,542	257,255
PENN Entertainment, Inc.(b)(c)	9,219	305,149
Polaris, Inc.(b)	2,653	269,545
PVH Corp.	4,940	253,521
RH(b)(c)	1,095	278,053

	Shares	Value
Consumer Discretionary-(continued)
Service Corp. International	4,737	$287,110
Skechers U.S.A., Inc., Class A(c)	7,863	270,723
Taylor Morrison Home Corp., Class A(c)	11,902	313,499
Tempur Sealy International, Inc.	10,745	288,933
Texas Roadhouse, Inc.	3,282	324,754
Thor Industries, Inc.(b)	3,676	299,484
Toll Brothers, Inc.	6,602	284,414
TopBuild Corp.(c)	1,607	273,415
Topgolf Callaway Brands Corp.(b)(c)	12,998	243,323
Travel + Leisure Co.	6,859	260,505
Under Armour, Inc., Class A(b)(c)	17,164	127,872
Under Armour, Inc., Class C(c)	18,156	119,103
Victoria’s Secret & Co.(b)(c)	8,674	326,142
Visteon Corp.(c)	2,353	306,996
Wendy’s Co. (The)	14,580	302,972
Williams-Sonoma, Inc.	1,991	246,546
Wingstop, Inc.	2,054	325,333
Wyndham Hotels & Resorts, Inc.	4,353	330,523
YETI Holdings, Inc.(b)(c)	7,748	248,556

		17,948,279

Consumer Staples-4.53%
BellRing Brands, Inc.(b)(c)	12,008	290,834
BJ’s Wholesale Club Holdings, Inc.(c)	3,793	293,578
Boston Beer Co., Inc. (The), Class A(b)(c)	874	326,255
Casey’s General Stores, Inc.	1,354	315,089
Celsius Holdings, Inc.(b)(c)	2,825	257,301
Coca-Cola Consolidated, Inc.	663	322,888
Coty,Inc., Class A(c)	38,084	255,544
Darling Ingredients, Inc.(c)	3,838	301,206
Energizer Holdings, Inc.(b)	10,496	303,229
Flowers Foods, Inc.	11,211	321,868
Grocery Outlet Holding Corp.(b)(c)	7,822	270,407
Ingredion, Inc.	3,491	311,118
Lancaster Colony Corp.(b)	1,734	312,605
Nu Skin Enterprises, Inc., Class A	7,393	282,339
Performance Food Group Co.(c)	5,763	299,907
Pilgrim’s Pride Corp.(c)	10,858	250,277
Post Holdings, Inc.(c)	3,354	303,269
Sprouts Farmers Market, Inc.(b)(c)	9,773	288,303

		5,306,017

Energy-3.57%
Antero Midstream Corp.(b)	29,462	313,770
Antero Resources Corp.(c)	8,408	308,237
ChampionX Corp.(b)	13,275	379,930
CNX Resources Corp.(b)(c)	17,423	292,881
DT Midstream, Inc.	5,233	312,410
Equitrans Midstream Corp.	31,711	267,007
HF Sinclair Corp.	5,634	344,632
Matador Resources Co.	5,133	341,088
Murphy Oil Corp.	7,516	364,601
NOV, Inc.	17,085	382,704
PDC Energy, Inc.	4,532	326,938
Range Resources Corp.	9,622	274,035
Southwestern Energy Co.(c)	39,128	271,157

		4,179,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Financials-16.16%
Affiliated Managers Group, Inc.	2,259	$280,477
American Financial Group, Inc.	2,269	329,255
Annaly Capital Management, Inc.(b)	11,252	208,725
Associated Banc-Corp	14,481	352,612
Bank of Hawaii Corp.(b)	3,768	286,180
Bank OZK	7,097	305,029
Bread Financial Holdings, Inc.	7,514	271,330
Brighthouse Financial, Inc.(c)	5,901	336,770
Cadence Bank(b)	11,443	316,399
Cathay General Bancorp	7,102	323,851
CNO Financial Group, Inc.	15,713	346,629
Commerce Bancshares, Inc.	4,230	299,653
Cullen/Frost Bankers, Inc.	2,148	333,047
East West Bancorp, Inc.	3,977	284,634
Essent Group Ltd.	7,359	291,269
Evercore, Inc., Class A	3,033	318,768
F.N.B. Corp.(b)	24,780	358,071
Federated Hermes, Inc., Class B	8,443	293,394
First American Financial Corp.	5,557	280,073
First Financial Bankshares, Inc.(b)	6,978	268,583
First Horizon Corp.	12,880	315,689
FirstCash Holdings, Inc.(b)	3,743	368,498
Fulton Financial Corp.	18,276	333,171
Glacier Bancorp, Inc.	5,814	333,026
Hancock Whitney Corp.	5,979	334,047
Hanover Insurance Group, Inc. (The)	2,288	335,169
Home BancShares, Inc.(b)	12,706	323,876
Interactive Brokers Group, Inc., Class A	4,333	347,290
International Bancshares Corp.	7,129	353,598
Janus Henderson Group PLC	11,902	271,009
Jefferies Financial Group, Inc.	8,789	302,429
Kemper Corp.(b)	6,154	293,361
Kinsale Capital Group, Inc.(b)	1,233	388,605
MGIC Investment Corp.	20,701	282,569
Navient Corp.	20,626	312,278
New York Community Bancorp, Inc.(b)	30,144	280,641
Old National Bancorp	17,588	344,021
Old Republic International Corp.	13,339	309,598
PacWest Bancorp	11,115	276,319
Pinnacle Financial Partners, Inc.	3,610	299,594
Primerica, Inc.(b)	2,334	337,730
Prosperity Bancshares, Inc.	4,209	301,238
Reinsurance Group of America, Inc.	2,315	340,699
RenaissanceRe Holdings Ltd. (Bermuda)(b)	2,110	326,375
RLI Corp.	2,652	344,946
SEI Investments Co.	5,290	287,247
Selective Insurance Group, Inc.	3,637	356,717
SLM Corp.	18,945	314,298
Stifel Financial Corp.	4,902	303,287
Synovus Financial Corp.	7,207	287,199
Texas Capital Bancshares, Inc.(c)	4,925	295,500
UMB Financial Corp.	3,313	275,708
Umpqua Holdings Corp.	16,457	327,165
United Bankshares, Inc.(b)	8,158	345,491
Unum Group	7,645	348,536
Valley National Bancorp	25,070	297,581
Voya Financial, Inc.(b)	4,718	322,522
Washington Federal, Inc.	9,355	362,038

	Shares	Value
Financials-(continued)
Webster Financial Corp.	6,165	$334,513
Wintrust Financial Corp.	3,411	319,338

		18,917,665

Health Care-10.05%
Acadia Healthcare Co., Inc.(c)	3,579	290,973
Amedisys, Inc.(c)	2,436	237,729
Arrowhead Pharmaceuticals, Inc.(b)(c)	7,760	270,126
Azenta, Inc.(b)	5,579	247,708
Bruker Corp.	5,136	317,610
Chemed Corp.	628	293,194
Encompass Health Corp.	5,735	312,213
Enovis Corp.(b)(c)	5,806	287,107
Envista Holdings Corp.(b)(c)	7,899	260,746
Exelixis, Inc.(c)	16,722	277,251
Globus Medical, Inc., Class A(b)(c)	4,766	319,322
Haemonetics Corp.(b)(c)	3,894	330,795
Halozyme Therapeutics, Inc.(b)(c)	7,231	345,714
HealthEquity, Inc.(b)(c)	4,472	348,414
ICU Medical, Inc.(b)(c)	1,735	257,491
Inari Medical, Inc.(b)(c)	3,875	298,104
Integra LifeSciences Holdings Corp.(c)	6,036	303,309
Jazz Pharmaceuticals PLC(c)	1,992	286,430
Lantheus Holdings, Inc.(c)	4,021	297,514
LHC Group, Inc.(c)	1,830	305,793
LivaNova PLC(b)(c)	5,186	244,261
Masimo Corp.(c)	1,916	252,146
Medpace Holdings, Inc.(b)(c)	1,835	407,333
Neogen Corp.(c)	16,216	214,051
Neurocrine Biosciences, Inc.(c)	2,810	323,487
NuVasive, Inc.(c)	6,417	283,182
Omnicell, Inc.(c)	2,841	219,666
Option Care Health, Inc.(c)	9,021	272,975
Patterson Cos., Inc.	11,030	286,449
Penumbra, Inc.(b)(c)	1,453	249,146
Perrigo Co. PLC(b)	7,647	308,021
Progyny, Inc.(b)(c)	6,949	309,022
QuidelOrtho Corp.(c)	3,482	312,753
R1 RCM, Inc.(c)	13,441	237,368
Repligen Corp.(c)	1,281	233,770
Shockwave Medical, Inc.(b)(c)	1,042	305,462
Sotera Health Co.(c)	19,116	131,518
STAAR Surgical Co.(b)(c)	3,092	219,130
Syneos Health, Inc.(c)	4,831	243,386
Tandem Diabetes Care, Inc.(b)(c)	5,347	300,234
Tenet Healthcare Corp.(c)	4,831	214,303
United Therapeutics Corp.(c)	1,340	308,910

		11,764,116

Industrials-17.74%
Acuity Brands, Inc.	1,744	320,146
AECOM	3,983	299,840
AGCO Corp.	2,639	327,685
ASGN, Inc.(c)	3,068	260,105
Avis Budget Group, Inc.(b)(c)	1,802	426,101
Axon Enterprise, Inc.(c)	2,410	350,510
Brink’s Co. (The)	5,379	320,750
Builders FirstSource, Inc.(c)	4,894	301,764
CACI International, Inc., Class A(c)	1,068	324,704
Carlisle Cos., Inc.	970	231,636
Chart Industries, Inc.(b)(c)	1,492	332,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Clean Harbors, Inc.(c)	2,444	$299,292
Crane Holdings Co.	3,131	314,165
Curtiss-Wright Corp.	1,974	331,296
Donaldson Co., Inc.	5,671	325,799
Dycom Industries, Inc.(c)	2,638	311,759
EMCOR Group, Inc.	2,453	346,118
EnerSys	4,590	304,271
Esab Corp.	7,318	272,961
Flowserve Corp.(b)	9,521	273,062
Fluor Corp.(b)(c)	10,753	325,386
FTI Consulting, Inc.(b)(c)	1,911	297,409
GATX Corp.(b)	3,116	326,276
Graco, Inc.	4,523	314,710
GXO Logistics, Inc.(b)(c)	6,447	235,573
Hexcel Corp.	4,921	274,100
Hubbell, Inc.	1,337	317,511
IAA, Inc.(c)	8,314	315,350
Insperity, Inc.(b)	2,657	313,579
ITT, Inc.	3,954	302,046
JetBlue Airways Corp.(c)	36,197	291,024
KBR, Inc.	6,149	306,036
Kennametal, Inc.(b)	12,536	334,837
Kirby Corp.(c)	4,338	302,576
Knight-Swift Transportation Holdings, Inc.	5,881	282,464
Landstar System, Inc.	2,072	323,688
Lennox International, Inc.	1,159	270,708
Lincoln Electric Holdings, Inc.	2,146	304,732
ManpowerGroup, Inc.	4,021	315,005
MasTec, Inc.(c)	3,628	279,646
MDU Resources Group, Inc.	9,786	278,705
Mercury Systems, Inc.(b)(c)	6,318	305,791
Middleby Corp. (The)(b)(c)	1,985	277,622
MSA Safety, Inc.	2,440	327,546
MSC Industrial Direct Co., Inc., Class A	3,734	309,847
nVent Electric PLC	8,495	310,068
Oshkosh Corp.	3,635	319,880
Owens Corning	3,419	292,701
Regal Rexnord Corp.	2,066	261,432
Ryder System, Inc.	3,845	309,561
Saia, Inc.(b)(c)	1,481	294,512
Science Applications International Corp.	3,163	342,679
Simpson Manufacturing Co., Inc.	3,310	282,939
Stericycle, Inc.(c)	5,839	260,303
SunPower Corp.(b)(c)	10,641	196,752
Sunrun, Inc.(b)(c)	7,786	175,263
Terex Corp.	8,406	340,779
Tetra Tech, Inc.	2,138	302,057
Timken Co. (The)	4,436	316,242
Toro Co. (The)(b)	3,376	355,932
Trex Co., Inc.(b)(c)	6,019	289,454
Univar Solutions, Inc.(c)	11,373	289,784
Valmont Industries, Inc.	1,066	340,289
Vicor Corp.(b)(c)	4,355	208,038
Watsco, Inc.(b)	1,046	283,424
Watts Water Technologies, Inc., Class A	2,154	315,259
Werner Enterprises, Inc.	7,562	296,430
Woodward, Inc.	3,097	283,995
XPO Logistics, Inc.(b)(c)	5,557	287,519

		20,761,960

	Shares	Value
Information Technology-12.68%
ACI Worldwide, Inc.(c)	13,158	$320,134
Amkor Technology, Inc.(b)	15,272	317,505
Arrow Electronics, Inc.(c)	2,872	290,819
Aspen Technology, Inc.(b)(c)	1,353	326,682
Avnet, Inc.	7,010	281,732
Belden, Inc.	4,537	315,911
Blackbaud, Inc.(b)(c)	5,885	321,909
Calix, Inc.(c)	5,231	385,211
Ciena Corp.(b)(c)	6,752	323,421
Cirrus Logic, Inc.(b)(c)	3,968	266,332
Cognex Corp.	6,625	306,274
Coherent Corp.(b)(c)	6,767	227,439
CommVault Systems, Inc.(c)	5,644	343,663
Concentrix Corp.	2,332	285,040
Dynatrace, Inc.(b)(c)	7,348	258,944
Envestnet, Inc.(b)(c)	5,621	277,172
Euronet Worldwide, Inc.(c)	3,265	274,293
ExlService Holdings, Inc.(b)(c)	1,732	314,964
Fair Isaac Corp.(c)	663	317,471
First Solar, Inc.(c)	2,237	325,640
Genpact Ltd.	6,416	311,176
IPG Photonics Corp.(b)(c)	3,247	278,138
Jabil, Inc.	4,929	316,688
Kyndryl Holdings, Inc.(c)	27,238	263,391
Lattice Semiconductor Corp.(c)	5,416	262,730
Littelfuse, Inc.(b)	1,292	284,563
Lumentum Holdings, Inc.(b)(c)	3,685	274,348
MACOM Technology Solutions Holdings, Inc.(b)(c)	5,241	303,297
Manhattan Associates, Inc.(c)	2,061	250,762
Maximus, Inc.	4,904	302,430
MKS Instruments, Inc.	2,984	245,136
National Instruments Corp.	7,388	282,074
NCR Corp.(b)(c)	9,315	198,037
Novanta, Inc.(b)(c)	2,221	314,049
Paylocity Holding Corp.(b)(c)	1,158	268,413
Power Integrations, Inc.(b)	4,263	284,385
Qualys, Inc.(c)	1,872	266,872
Sabre Corp.(b)(c)	44,811	260,352
Semtech Corp.(b)(c)	8,596	238,023
Silicon Laboratories, Inc.(b)(c)	2,348	269,832
SiTime Corp.(b)(c)	2,938	263,862
Synaptics, Inc.(b)(c)	2,448	216,893
TD SYNNEX Corp.	3,108	284,413
Teradata Corp.(b)(c)	9,183	290,091
Universal Display Corp.	2,770	263,759
Viasat, Inc.(b)(c)	8,014	328,253
Vishay Intertechnology, Inc.	15,336	320,676
Vontier Corp.	13,725	262,147
Western Union Co. (The)(b)	20,076	271,227
WEX, Inc.(b)(c)	1,888	309,896
Wolfspeed, Inc.(b)(c)	2,622	206,483
Xerox Holdings Corp.	18,276	267,378

		14,840,330

Materials-6.40%
Alcoa Corp.	5,689	222,042
AptarGroup, Inc.	2,813	278,909
Ashland, Inc.	2,929	307,311
Avient Corp.	6,906	238,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Materials-(continued)
Cabot Corp.	4,086	$300,239
Chemours Co. (The)(b)	8,378	239,862
Cleveland-Cliffs, Inc.(b)(c)	15,981	207,593
Commercial Metals Co.	7,176	326,508
Eagle Materials, Inc.(b)	2,473	302,473
Greif, Inc., Class A	4,380	290,000
Ingevity Corp.(b)(c)	4,257	286,368
Louisiana-Pacific Corp.(b)	5,384	305,004
MP Materials Corp.(b)(c)	8,832	265,313
NewMarket Corp.	986	300,079
Olin Corp.	5,403	286,089
Reliance Steel & Aluminum Co.	1,518	305,847
Royal Gold, Inc.	3,116	295,895
RPM International, Inc.	3,123	295,342
Scotts Miracle-Gro Co. (The)(b)	5,170	237,355
Sensient Technologies Corp.	3,754	268,261
Silgan Holdings, Inc.	6,281	297,468
Sonoco Products Co.	4,626	287,182
Steel Dynamics, Inc.	3,460	325,413
United States Steel Corp.	11,870	241,673
Valvoline, Inc.	10,358	304,111
Westlake Corp.(b)	2,096	202,578
Worthington Industries, Inc.(b)	5,752	273,565

		7,490,668

Real Estate-7.42%
Apartment Income REIT Corp.	6,982	268,318
Brixmor Property Group, Inc.	13,262	282,613
Corporate Office Properties Trust	11,284	300,719
Cousins Properties, Inc.	10,532	250,240
Douglas Emmett, Inc.	14,081	247,685
EastGroup Properties, Inc.	1,753	274,678
EPR Properties	6,841	264,063
First Industrial Realty Trust, Inc.	5,644	268,824
Healthcare Realty Trust, Inc.	12,164	247,294
Highwoods Properties, Inc.	9,554	269,709
Independence Realty Trust, Inc.(b)	14,826	248,484
JBG SMITH Properties	13,418	264,066
Jones Lang LaSalle, Inc.(c)	1,702	270,771
Kilroy Realty Corp.	5,923	253,149
Kite Realty Group Trust(b)	15,081	296,191
Lamar Advertising Co., Class A	3,047	281,025
Life Storage, Inc.	2,330	257,721
Macerich Co. (The)(b)	30,359	337,896
Medical Properties Trust, Inc.(b)	20,158	230,809
National Retail Properties, Inc.	6,619	278,196
National Storage Affiliates Trust	5,818	248,196
Omega Healthcare Investors, Inc.	9,159	291,073
Park Hotels & Resorts, Inc.	20,474	267,800
Pebblebrook Hotel Trust	16,384	262,799
Physicians Realty Trust(b)	17,465	263,023
PotlatchDeltic Corp.(b)	6,293	279,975
Rayonier, Inc.(b)	8,348	281,328
Rexford Industrial Realty, Inc.	4,613	255,007

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Shares	Value
Real Estate-(continued)
Sabra Health Care REIT, Inc.(b)	20,076	$274,238
SL Green Realty Corp.	6,198	245,937
Spirit Realty Capital, Inc.	7,193	279,304
STORE Capital Corp.	10,922	347,320

		8,688,451

Utilities-3.81%
ALLETE, Inc.	4,907	276,117
Black Hills Corp.	3,824	249,975
Essential Utilities, Inc.	6,262	276,906
Hawaiian Electric Industries, Inc.	7,484	284,691
IDACORP, Inc.	2,695	282,167
National Fuel Gas Co.	4,204	283,728
New Jersey Resources Corp.	6,758	301,677
NorthWestern Corp.	5,423	286,497
OGE Energy Corp.	7,152	261,978
ONE Gas, Inc.	3,707	287,218
Ormat Technologies, Inc.(b)	3,101	280,485
PNM Resources, Inc.	6,403	297,547
Portland General Electric Co.(b)	5,740	257,956
Southwest Gas Holdings, Inc.	3,645	266,340
Spire, Inc.	4,258	297,251
UGI Corp.	7,538	266,318

		4,456,851

Total Common Stocks & Other Equity Interests (Cost $117,773,711)		116,945,834

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $96,893)	96,893	96,893

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $117,870,604)		117,042,727

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-30.06%
Invesco Private Government Fund, 3.18%(d)(e)(f)	9,854,113	9,854,113
Invesco Private Prime Fund, 3.28%(d)(e)(f)	25,332,402	25,332,402

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,187,052)		35,186,515

TOTAL INVESTMENTS IN SECURITIES-130.05% (Cost $153,057,656)		152,229,242
OTHER ASSETS LESS LIABILITIES-(30.05)%		(35,174,722)

NET ASSETS-100.00%		$117,054,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$68,915	$2,049,445	$(2,021,467)	$-	$-	$96,893	$687

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,211,304	20,584,089	(18,941,280)	-	-	9,854,113	75,035	*

Invesco Private Prime Fund	19,147,838	48,441,471	(42,257,188)	(2,861)	3,142	25,332,402	204,147	*

Total	$27,428,057	$71,075,005	$(63,219,935)	$(2,861)	$3,142	$35,283,408	$279,869

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Industrials	17.74

Financials	16.16

Consumer Discretionary	15.33

Information Technology	12.68

Health Care	10.05

Real Estate	7.42

Materials	6.40

Consumer Staples	4.53

Utilities	3.81

Energy	3.57

Communication Services	2.22

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-2.82%
AMC Networks, Inc., Class A(b)	3,299	$74,260
ATN International, Inc.	1,944	83,825
Cars.com, Inc.(b)(c)	7,061	98,007
Cinemark Holdings, Inc.(b)(c)	5,931	62,928
Cogent Communications Holdings, Inc.(c)	1,558	81,811
Consolidated Communications Holdings, Inc.(b)(c)	14,213	73,481
E.W. Scripps Co. (The), Class A(b)(c)	5,728	81,280
Gannett Co., Inc.(b)(c)	36,890	53,491
Gogo, Inc.(b)	6,098	86,714
Marcus Corp. (The)(c)	5,027	75,606
QuinStreet, Inc.(b)(c)	7,340	83,749
Scholastic Corp.	1,847	70,445
Shenandoah Telecommunications Co.	3,937	89,212
Shutterstock, Inc.(c)	1,446	72,343
TechTarget, Inc.(b)(c)	1,274	82,237
Telephone & Data Systems, Inc.	5,136	87,312
Thryv Holdings, Inc.(b)(c)	3,198	65,431
Yelp, Inc.(b)	2,359	90,609

		1,412,741

Consumer Discretionary-15.04%
Aaron’s Co., Inc. (The)	6,828	71,148
Abercrombie & Fitch Co., Class A(b)(c)	5,165	90,801
Academy Sports & Outdoors, Inc.(c)	1,684	74,147
Adtalem Global Education, Inc.(b)	2,221	92,616
American Axle & Manufacturing Holdings, Inc.(b)	8,622	83,547
American Eagle Outfitters, Inc.(c)	7,811	88,733
America’s Car-Mart, Inc.(b)(c)	1,072	73,282
Asbury Automotive Group, Inc.(b)(c)	489	77,140
Bed Bath & Beyond, Inc.(b)(c)	9,378	42,857
Big Lots, Inc.(c)	3,635	68,592
BJ’s Restaurants, Inc.(b)(c)	3,090	101,506
Bloomin’ Brands, Inc.	3,981	95,584
Boot Barn Holdings, Inc.(b)(c)	1,188	67,478
Brinker International, Inc.(b)(c)	2,815	93,993
Buckle, Inc. (The)(c)	2,456	96,594
Caleres, Inc.(c)	3,247	88,741
Cato Corp. (The), Class A	8,616	102,617
Cavco Industries, Inc.(b)	368	83,415
Century Communities, Inc.(c)	1,824	81,186
Cheesecake Factory, Inc. (The)(c)	2,498	89,453
Chico’s FAS, Inc.(b)(c)	15,554	91,458
Children’s Place, Inc. (The)(b)(c)	2,044	82,741
Chuy’s Holdings, Inc.(b)(c)	3,713	108,791
Conn’s, Inc.(b)(c)	9,636	79,112
Dave & Buster’s Entertainment, Inc.(b)(c)	2,154	85,837
Designer Brands, Inc., Class A(c)	4,801	73,119
Dine Brands Global, Inc.(c)	1,162	83,769
Dorman Products, Inc.(b)(c)	978	79,824
El Pollo Loco Holdings, Inc.	9,132	91,685
Ethan Allen Interiors, Inc.(c)	3,427	87,697
frontdoor, Inc.(b)(c)	3,474	76,636
Genesco, Inc.(b)	1,691	79,545
Gentherm, Inc.(b)	1,393	81,379
G-III Apparel Group Ltd.(b)	4,494	87,633

	Shares	Value
Consumer Discretionary-(continued)
Golden Entertainment, Inc.(b)(c)	2,063	$87,100
Green Brick Partners, Inc.(b)(c)	3,475	80,377
Group 1 Automotive, Inc.	490	84,770
Guess?, Inc.(c)	4,835	82,098
Haverty Furniture Cos., Inc., (Acquired 12/18/2020 - 03/16/2022; Cost $98,963)(c)(d)	3,073	81,680
Hibbett, Inc.(c)	1,292	80,647
Installed Building Products, Inc.	916	78,776
iRobot Corp.(b)(c)	1,419	80,174
Jack in the Box, Inc.(c)	1,042	91,936
Kontoor Brands, Inc.(c)	2,281	81,432
La-Z-Boy, Inc.	3,166	78,422
LCI Industries(c)	704	74,701
Leslie’s, Inc.(b)(c)	5,962	83,706
LGI Homes, Inc.(b)(c)	885	81,464
Liquidity Services, Inc.(b)(c)	5,283	90,762
LL Flooring Holdings, Inc.(b)	10,633	88,467
M.D.C. Holdings, Inc.	2,644	80,536
M/I Homes, Inc.(b)	1,952	80,988
MarineMax, Inc.(b)(c)	2,418	78,126
Meritage Homes Corp.(b)	1,059	80,653
Mister Car Wash, Inc.(b)	8,105	71,567
Monarch Casino & Resort, Inc.(b)	1,354	107,521
Monro, Inc.(c)	1,775	84,756
Motorcar Parts of America, Inc.(b)	5,799	110,181
Movado Group, Inc.	2,636	87,173
National Vision Holdings, Inc.(b)(c)	2,268	84,007
ODP Corp.(The)(b)	2,286	90,457
Oxford Industries, Inc.	909	92,473
Patrick Industries, Inc.	1,673	76,473
Perdoceo Education Corp.(b)	7,721	88,251
PetMed Express, Inc.(c)	3,965	84,534
Rent-A-Center, Inc.(c)	3,162	65,928
Ruth’s Hospitality Group, Inc.	4,516	93,842
Sally Beauty Holdings, Inc.(b)(c)	5,658	71,913
Shake Shack, Inc., Class A(b)	1,649	91,635
Shoe Carnival, Inc.	3,522	84,458
Signet Jewelers Ltd.	1,319	86,052
Six Flags Entertainment Corp.(b)(c)	3,504	78,139
Sleep Number Corp.(b)(c)	1,824	50,598
Sonic Automotive, Inc., Class A(c)	1,761	82,327
Sonos, Inc.(b)(c)	5,207	83,937
Standard Motor Products, Inc.	2,345	88,946
Steven Madden Ltd.	2,729	81,515
Strategic Education, Inc.(c)	1,322	91,218
Stride, Inc.(b)(c)	2,134	71,510
Sturm Ruger & Co., Inc.(c)	1,547	86,833
Tri Pointe Homes, Inc.(b)	4,868	81,539
Tupperware Brands Corp.(b)	8,503	65,728
Unifi, Inc.(b)	7,552	68,874
Universal Electronics, Inc.(b)	4,159	84,885
Urban Outfitters, Inc.(b)(c)	3,742	89,284
Vista Outdoor, Inc.(b)(c)	2,872	83,403
Winnebago Industries, Inc.(c)	1,421	84,819
Wolverine World Wide, Inc.	4,218	72,254
WW International, Inc.(b)(c)	14,543	65,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
XPEL, Inc.(b)(c)(e)	1,181	$81,713
Zumiez, Inc.(b)(c)	3,029	67,940

		7,531,888

Consumer Staples-4.81%
Andersons, Inc.(The)	2,354	83,026
B&G Foods, Inc.(c)	4,027	65,962
Calavo Growers, Inc.	2,236	77,343
Cal-Maine Foods, Inc.(c)	1,444	81,601
Central Garden & Pet Co.(b)	429	17,705
Central Garden & Pet Co., Class A(b)	1,805	70,648
Chefs’ Warehouse, Inc. (The)(b)	2,399	87,875
Edgewell Personal Care Co.(c)	2,123	83,200
elf Beauty, Inc.(b)	2,152	93,096
Fresh Del Monte Produce, Inc.	3,263	85,099
Hain Celestial Group, Inc. (The)(b)(c)	4,963	92,858
Hostess Brands, Inc.(b)	3,520	93,210
Inter Parfums, Inc.	1,023	82,740
J&J Snack Foods Corp.(c)	572	84,433
John B. Sanfilippo & Son, Inc.	1,064	88,748
Medifast, Inc.(c)	666	77,915
MGP Ingredients, Inc.(c)	735	82,357
National Beverage Corp.(c)	1,779	84,360
PriceSmart, Inc.	1,322	84,568
Seneca Foods Corp., Class A(b)	1,674	105,646
Simply Good Foods Co. (The)(b)	2,748	105,248
SpartanNash Co.	2,652	94,703
Tootsie Roll Industries, Inc.	2,379	96,088
TreeHouse Foods, Inc.(b)(c)	1,892	95,054
United Natural Foods, Inc.(b)	1,873	79,434
Universal Corp.	1,673	84,671
USANA Health Sciences, Inc.(b)	1,334	70,048
Vector Group Ltd.	8,346	88,635
WD-40 Co.	439	70,310

		2,406,581

Energy-5.12%
Archrock, Inc.	11,202	84,127
Bristow Group, Inc.(b)	3,043	91,108
Callon Petroleum Co.(b)(c)	1,975	86,821
Civitas Resources, Inc.	1,274	89,065
CONSOL Energy, Inc.	1,258	79,279
Core Laboratories N.V	4,627	90,042
DMC Global, Inc.(b)	4,222	91,364
Dorian LPG Ltd.	5,763	104,137
Dril-Quip, Inc.(b)(c)	3,572	88,871
Green Plains, Inc.(b)(c)	2,191	63,298
Helix Energy Solutions Group, Inc.(b)(c)	19,017	133,119
Helmerich & Payne, Inc.	1,861	92,138
Laredo Petroleum, Inc.(b)(c)	1,126	72,796
Nabors Industries Ltd.(b)(c)	646	112,423
Oceaneering International, Inc.(b)	8,487	118,733
Oil States International, Inc.(b)	17,004	110,016
Par Pacific Holdings, Inc.(b)	4,512	103,235
Patterson-UTI Energy, Inc.	5,582	98,522
PBF Energy, Inc., Class A(b)	2,536	112,218
ProPetro Holding Corp.(b)	9,191	108,822
Ranger Oil Corp., Class A(c)	2,181	89,203
REX American Resources Corp.(b)	2,852	85,532
RPC, Inc.	10,538	117,288
SM Energy Co.	1,817	81,729

	Shares	Value
Energy-(continued)
Talos Energy, Inc.(b)	4,119	$87,652
US Silica Holdings, Inc.(b)	6,119	88,052
World Fuel Services Corp.	3,353	85,468

		2,565,058

Financials-18.00%
Ambac Financial Group, Inc.(b)	5,617	78,919
American Equity Investment Life Holding Co.	2,223	95,767
Ameris Bancorp	1,764	90,864
AMERISAFE, Inc.	1,710	99,881
Apollo Commercial Real Estate Finance, Inc.	7,357	82,840
ARMOUR Residential REIT, Inc.	11,630	61,872
Assured Guaranty Ltd.(c)	1,540	91,153
Axos Financial, Inc.(b)	2,049	79,829
B. Riley Financial, Inc.(c)	1,642	66,797
Banc of California, Inc.	4,738	79,030
BancFirst Corp.	844	80,872
Bancorp, Inc.(The)(b)(c)	3,434	94,710
BankUnited, Inc.	2,217	79,701
Banner Corp.	1,393	104,127
Berkshire Hills Bancorp, Inc.	2,883	84,328
Blucora, Inc.(b)	4,064	89,530
Brightsphere Investment Group, Inc.	4,528	85,217
Brookline Bancorp, Inc.	6,541	89,939
Capitol Federal Financial, Inc.	9,081	74,283
Central Pacific Financial Corp.	3,760	77,155
City Holding Co.(c)	968	97,623
Columbia Banking System, Inc.(c)	2,715	90,871
Community Bank System, Inc.(c)	1,285	80,222
Customers Bancorp, Inc.(b)	2,463	82,978
CVB Financial Corp.	3,244	93,168
Dime Community Bancshares, Inc.	2,664	91,988
Donnelley Financial Solutions, Inc.(b)(c)	2,045	82,679
Eagle Bancorp, Inc.	1,738	78,697
Ellington Financial, Inc.	5,638	75,436
Employers Holdings, Inc.	2,180	95,070
Encore Capital Group, Inc.(b)(c)	1,591	81,014
Enova International, Inc.(b)	2,337	87,614
EZCORP, Inc., Class A(b)(c)	9,762	94,301
FB Financial Corp.	2,106	88,368
First Bancorp	5,794	91,487
First Bancorp/Southern Pines NC	2,245	100,060
First Commonwealth Financial Corp.	6,176	88,564
First Financial Bancorp	3,831	99,874
First Hawaiian, Inc.	3,163	80,909
Flagstar Bancorp, Inc.	2,152	83,282
Franklin BSP Realty Trust, Inc.(c)	6,776	95,474
Genworth Financial, Inc., Class A(b)	20,457	95,534
Granite Point Mortgage Trust, Inc.	9,201	72,320
Green Dot Corp., Class A(b)	3,935	74,883
Hanmi Financial Corp.	3,386	90,677
HCI Group, Inc.(c)	1,727	63,277
Heritage Financial Corp.	3,098	104,372
Hilltop Holdings, Inc.	3,125	90,469
HomeStreet, Inc.	2,338	60,694
Hope Bancorp, Inc.	5,803	78,747
Horace Mann Educators Corp.	2,274	89,732
Independent Bank Corp.	1,064	92,579
Independent Bank Group, Inc.	1,263	79,683
Invesco Mortgage Capital, Inc.(f)	5,279	61,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
James River Group Holdings Ltd.	3,455	$87,308
KKR Real Estate Finance Trust, Inc.	4,253	74,087
Lakeland Financial Corp.	1,103	91,163
LendingTree, Inc.(b)	2,317	58,458
Mercury General Corp.	2,467	71,543
Mr. Cooper Group, Inc.(b)	1,903	75,149
National Bank Holdings Corp., Class A	2,119	92,855
NBT Bancorp, Inc.	2,150	101,888
New York Mortgage Trust, Inc.	29,283	78,771
NMI Holdings, Inc., Class A(b)	4,117	90,286
Northfield Bancorp, Inc.	5,693	91,316
Northwest Bancshares, Inc.	5,927	89,261
OFG Bancorp	3,083	85,954
Pacific Premier Bancorp, Inc.	2,547	92,736
Palomar Holdings, Inc.(b)(c)	996	88,604
Park National Corp.(c)	630	92,925
Pathward Financial, Inc.	2,454	103,142
PennyMac Mortgage Investment Trust(c)	5,617	77,908
Piper Sandler Cos	722	92,394
PRA Group, Inc.(b)	2,309	77,351
Preferred Bank	1,215	93,397
ProAssurance Corp.	3,918	87,019
PROG Holdings, Inc.(b)	4,084	67,468
Provident Financial Services, Inc.	3,601	80,734
Ready Capital Corp.(c)	6,195	75,083
Redwood Trust, Inc.	11,355	80,961
Renasant Corp.	2,497	100,804
S&T Bancorp, Inc.	2,776	104,961
Safety Insurance Group, Inc.(c)	942	81,907
Seacoast Banking Corp. of Florida	2,619	80,927
ServisFirst Bancshares, Inc.	985	74,200
Simmons First National Corp., Class A(c)	3,501	83,569
SiriusPoint Ltd.(Bermuda)(b)	16,935	108,723
Southside Bancshares, Inc.(c)	2,221	76,047
Stellar Bancorp, Inc.(c)	2,816	92,477
Stewart Information Services Corp.	1,560	60,778
StoneX Group, Inc.(b)	960	89,587
Tompkins Financial Corp.	1,108	91,787
Triumph Bancorp, Inc.(b)(c)	1,341	69,061
Trupanion, Inc.(b)(c)	1,128	56,930
TrustCo Bank Corp.	2,507	93,561
Trustmark Corp.	2,639	96,508
Two Harbors Investment Corp.	16,918	60,228
United Community Banks, Inc.	2,525	97,212
United Fire Group, Inc.	2,793	75,690
Universal Insurance Holdings, Inc.	7,079	71,073
Veritex Holdings, Inc.	2,821	89,087
Virtus Investment Partners, Inc.	424	72,712
Walker & Dunlop, Inc.	824	74,127
Westamerica Bancorporation	1,485	93,154
WisdomTree Investments, Inc.(c)	15,777	85,669
World Acceptance Corp.(b)(c)	684	55,554
WSFS Financial Corp.	1,687	78,547

		9,013,918

Health Care-12.61%
AdaptHealth Corp.(b)(c)	4,289	97,789
Addus HomeCare Corp.(b)(c)	893	91,461
Allscripts Healthcare Solutions, Inc.(b)	4,909	72,162
AMN Healthcare Services, Inc.(b)	787	98,769

	Shares	Value
Health Care-(continued)
Amphastar Pharmaceuticals, Inc.(b)(c)	2,963	$91,557
AngioDynamics, Inc.(b)	3,689	51,978
ANI Pharmaceuticals, Inc.(b)(c)	2,250	86,828
Anika Therapeutics, Inc.(b)	3,645	103,591
Apollo Medical Holdings, Inc.(b)(c)	1,962	69,573
Arcus Biosciences, Inc.(b)(c)	3,286	83,727
Artivion, Inc.(b)(c)	3,764	42,006
Avanos Medical, Inc.(b)	3,283	72,718
Avid Bioservices, Inc.(b)(c)	4,553	77,128
BioLife Solutions, Inc.(b)(c)	3,135	73,735
Cara Therapeutics, Inc.(b)(c)	7,614	71,572
Cardiovascular Systems, Inc.(b)	5,907	85,297
Catalyst Pharmaceuticals, Inc.(b)(c)	5,650	78,366
Coherus Biosciences, Inc.(b)(c)	7,887	68,617
Collegium Pharmaceutical, Inc.(b)	4,825	86,561
Community Health Systems, Inc.(b)	25,912	74,367
Computer Programs & Systems, Inc.(b)	2,797	90,343
CONMED Corp.(c)	852	67,930
Corcept Therapeutics, Inc.(b)	3,219	92,063
CorVel Corp.(b)(c)	528	86,703
Cross Country Healthcare, Inc.(b)	3,137	116,351
Cutera, Inc.(b)(c)	1,675	77,000
Cytokinetics, Inc.(b)(c)	1,534	66,974
Dynavax Technologies Corp.(b)(c)	7,164	82,028
Eagle Pharmaceuticals, Inc.(b)(c)	2,673	84,119
Embecta Corp.(c)	2,584	79,897
Emergent BioSolutions, Inc.(b)	3,328	69,422
Enanta Pharmaceuticals, Inc.(b)	1,306	58,914
Enhabit, Inc.(b)	5,089	63,205
Ensign Group, Inc.(The)	959	86,099
Fulgent Genetics, Inc.(b)(c)	1,885	74,703
Glaukos Corp.(b)(c)	1,483	83,152
Harmony Biosciences Holdings, Inc.(b)(c)	1,776	92,352
HealthStream, Inc.(b)	3,714	91,736
Heska Corp.(b)(c)	913	65,517
Innoviva, Inc.(b)(c)	6,325	85,767
Inogen, Inc.(b)(c)	3,046	69,022
Integer Holdings Corp.(b)	1,286	80,156
Ironwood Pharmaceuticals, Inc.(b)(c)	7,588	83,013
iTeos Therapeutics, Inc.(b)(c)	3,783	73,693
Joint Corp.(The)(b)	4,319	71,350
LeMaitre Vascular, Inc.(c)	1,624	70,482
Ligand Pharmaceuticals, Inc.(b)(c)	871	76,343
Meridian Bioscience, Inc.(b)	2,608	83,378
Merit Medical Systems, Inc.(b)	1,359	93,458
Mesa Laboratories, Inc.(c)	501	66,237
ModivCare, Inc.(b)	749	72,833
Myriad Genetics, Inc.(b)	3,661	75,929
Nektar Therapeutics(b)(c)	22,952	86,300
NeoGenomics, Inc.(b)	7,986	60,734
NextGen Healthcare, Inc.(b)	4,928	98,757
OptimizeRx Corp.(b)(c)	5,221	80,482
OraSure Technologies, Inc.(b)(c)	20,110	87,680
Organogenesis Holdings, Inc.(b)(c)	22,552	73,971
Orthofix Medical, Inc.(b)	3,894	62,538
Owens & Minor, Inc.(c)	2,959	50,303
Pacira BioSciences, Inc.(b)(c)	1,498	77,536
Pediatrix Medical Group, Inc.(b)(c)	4,597	89,182
Pennant Group, Inc.(The)(b)	5,510	67,828
Phibro Animal Health Corp., Class A	5,531	81,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Prestige Consumer Healthcare, Inc.(b)	1,605	$87,440
RadNet, Inc.(b)(c)	3,875	74,090
REGENXBIO, Inc.(b)(c)	2,891	68,430
Select Medical Holdings Corp.	3,135	80,507
Simulations Plus, Inc.	1,394	57,851
Supernus Pharmaceuticals, Inc.(b)(c)	2,409	82,556
SurModics, Inc.(b)	2,532	86,442
uniQure N.V. (Netherlands)(b)	4,071	75,802
US Physical Therapy, Inc.(c)	1,073	95,282
Vanda Pharmaceuticals, Inc.(b)	8,133	85,153
Varex Imaging Corp.(b)(c)	3,815	84,350
Vericel Corp.(b)(c)	3,207	86,204
Vir Biotechnology, Inc.(b)(c)	3,730	81,985
Xencor, Inc.(b)(c)	3,231	90,468
Zimvie, Inc.(b)(c)	5,546	48,638
Zynex, Inc.(c)	8,885	101,289

		6,311,019

Industrials-15.19%
3D Systems Corp.(b)(c)	8,255	72,892
AAON, Inc.(c)	1,454	93,768
AAR Corp.(b)	1,944	86,158
ABM Industries, Inc.	1,814	80,741
Aerojet Rocketdyne Holdings, Inc.(b)	1,835	88,906
AeroVironment, Inc.(b)(c)	834	76,311
Alamo Group, Inc.	634	96,419
Albany International Corp., Class A	973	89,146
Allegiant Travel Co.(b)	836	62,742
American Woodmark Corp.(b)	1,582	71,744
Apogee Enterprises, Inc.	2,032	93,228
Applied Industrial Technologies, Inc.	768	95,524
ArcBest Corp.(c)	1,114	88,485
Arcosa, Inc.	1,414	90,779
Astec Industries, Inc.	2,098	91,578
Atlas Air Worldwide Holdings, Inc.(b)	837	84,654
AZZ, Inc.	1,968	79,114
Barnes Group, Inc.	2,564	90,689
Boise Cascade Co.	1,317	87,936
Brady Corp., Class A	1,869	85,507
CIRCOR International, Inc.(b)(c)	4,778	98,761
Comfort Systems USA, Inc.	826	101,829
CoreCivic, Inc.(b)	8,631	90,367
Deluxe Corp.	4,397	80,817
DXP Enterprises, Inc.(b)	3,147	90,036
Encore Wire Corp.(c)	656	90,259
Enerpac Tool Group Corp.	4,313	109,593
EnPro Industries, Inc.	912	97,128
ESCO Technologies, Inc.	1,008	86,859
Exponent, Inc.	887	84,496
Federal Signal Corp.	2,054	95,819
Forrester Research, Inc.(b)	2,053	86,883
Forward Air Corp.	852	90,201
Franklin Electric Co., Inc.	943	77,269
GEO Group, Inc.(The)(b)(c)	9,901	83,762
Gibraltar Industries, Inc.(b)	1,991	101,700
GMS, Inc.(b)	1,833	86,518
Granite Construction, Inc.	2,785	93,938
Greenbrier Cos., Inc.(The)	2,854	100,775
Griffon Corp.	2,427	78,004
Harsco Corp.(b)(c)	14,083	74,499

	Shares	Value
Industrials-(continued)
Hawaiian Holdings, Inc.(b)(c)	5,326	$76,854
Healthcare Services Group, Inc.	6,004	83,816
Heartland Express, Inc.	5,658	84,191
Heidrick & Struggles International, Inc.	3,038	85,550
Hillenbrand, Inc.	2,043	90,260
HNI Corp.(c)	2,580	74,794
Hub Group, Inc., Class A(b)(c)	1,060	82,256
Insteel Industries, Inc.	2,863	75,440
Interface, Inc.	7,902	89,372
John Bean Technologies Corp.(c)	814	74,237
Kaman Corp.	2,547	81,759
KAR Auction Services, Inc.(b)(c)	6,110	88,778
Kelly Services, Inc., Class A	5,462	89,249
Korn Ferry	1,607	89,333
Lindsay Corp.	521	88,205
Marten Transport Ltd.	4,361	81,856
Matson, Inc.	1,122	82,557
Matthews International Corp., Class A(c)	3,310	88,973
MillerKnoll, Inc.	4,724	100,054
Moog, Inc., Class A	1,071	90,767
Mueller Industries, Inc.(c)	1,333	83,499
MYR Group, Inc.(b)	907	79,372
National Presto Industries, Inc.	1,258	88,676
NOW, Inc.(b)	7,215	91,847
NV5 Global, Inc.(b)(c)	589	85,375
Park Aerospace Corp.	7,471	92,939
PGT Innovations, Inc.(b)	3,935	83,855
Pitney Bowes, Inc.	27,802	86,464
Powell Industries, Inc.	3,560	87,825
Proto Labs, Inc.(b)(c)	2,089	79,779
Quanex Building Products Corp.	3,933	87,155
Resideo Technologies, Inc.(b)	3,837	90,630
Resources Connection, Inc.	4,280	78,196
SkyWest, Inc.(b)	4,142	73,230
SPX Technologies, Inc.(b)	1,410	92,834
Standex International Corp.	952	94,296
Sun Country Airlines Holdings, Inc.(b)(c)	4,310	70,167
Tennant Co.	1,362	79,336
Titan International, Inc.(b)	6,105	91,331
Trinity Industries, Inc.(c)	3,440	98,143
Triumph Group, Inc.(b)	6,835	61,857
TrueBlue, Inc.(b)	4,086	80,331
UFP Industries, Inc.	1,074	76,501
UniFirst Corp.	471	86,669
Veritiv Corp.(b)	698	81,149
Viad Corp.(b)	2,175	81,084
Wabash National Corp.	5,384	116,564

		7,603,239

Information Technology-11.47%
8x8, Inc.(b)(c)	17,700	74,871
A10 Networks, Inc.	6,130	102,984
Adeia, Inc.	10,177	113,779
ADTRAN Holdings, Inc.	4,165	93,546
Advanced Energy Industries, Inc.(c)	943	74,167
Agilysys, Inc.(b)	1,682	107,934
Alarm.com Holdings, Inc.(b)(c)	1,179	69,372
Alpha & Omega Semiconductor Ltd.(b)(c)	2,345	76,799
Arlo Technologies, Inc.(b)	14,719	75,803
Avid Technology, Inc.(b)(c)	3,289	90,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Axcelis Technologies, Inc.(b)	1,272	$73,776
Badger Meter, Inc.	860	96,733
Benchmark Electronics, Inc.	3,138	89,088
Cerence, Inc.(b)(c)	4,317	74,252
CEVA, Inc.(b)(c)	2,888	79,882
Clearfield, Inc.(b)	830	100,820
Cohu, Inc.(b)(c)	2,961	97,476
Comtech Telecommunications Corp.	6,846	75,648
Consensus Cloud Solutions, Inc.(b)	1,731	97,178
Corsair Gaming, Inc.(b)(c)	5,609	77,404
CSG Systems International, Inc.	1,476	95,453
CTS Corp.(c)	1,965	77,657
Diebold Nixdorf, Inc.(b)	27,272	67,907
Digi International, Inc.(b)(c)	2,366	95,421
Digital Turbine, Inc.(b)(c)	4,423	64,576
Diodes, Inc.(b)	1,198	85,861
Ebix, Inc.	3,527	69,799
ePlus, Inc.(b)	1,786	87,014
EVERTEC, Inc.	2,411	86,338
Extreme Networks, Inc.(b)	5,885	105,577
Fabrinet (Thailand)(b)	820	93,808
FARO Technologies, Inc.(b)	2,414	70,513
FormFactor, Inc.(b)(c)	2,924	59,094
Harmonic, Inc.(b)	7,602	117,451
Ichor Holdings Ltd.(b)	2,811	71,512
Insight Enterprises, Inc.(b)(c)	974	92,053
InterDigital, Inc.	1,749	87,223
Itron, Inc.(b)	1,649	80,620
Knowles Corp.(b)	5,907	81,221
Kulicke & Soffa Industries, Inc.(Singapore)	1,969	82,580
LivePerson, Inc.(b)(c)	6,779	71,654
LiveRamp Holdings, Inc.(b)	4,082	74,945
MaxLinear, Inc.(b)	2,209	68,214
Methode Electronics, Inc.	2,098	86,501
NETGEAR, Inc.(b)	3,669	72,096
NetScout Systems, Inc.(b)(c)	2,722	97,774
OneSpan, Inc.(b)	7,763	85,315
Onto Innovation, Inc.(b)	1,171	78,270
OSI Systems, Inc.(b)	1,053	86,535
Payoneer Global, Inc.(b)	8,976	69,564
PC Connection, Inc.	1,739	92,410
PDF Solutions, Inc.(b)	3,175	74,866
Perficient, Inc.(b)	1,110	74,337
Photronics, Inc.(b)	5,249	85,139
Plexus Corp.(b)	896	88,166
Progress Software Corp.(c)	1,771	90,374
Rambus, Inc.(b)(c)	3,275	98,774
Rogers Corp.(b)	335	78,836
Sanmina Corp.(b)	1,715	96,126
ScanSource, Inc.(b)	2,886	89,408
SMART Global Holdings, Inc.(b)(c)	4,605	62,306
SPS Commerce, Inc.(b)	667	84,389
TTEC Holdings, Inc.	1,579	70,218
TTM Technologies, Inc.(b)	5,395	82,597
Ultra Clean Holdings, Inc.(b)	2,805	87,264
Unisys Corp.(b)	9,485	80,622
Veeco Instruments, Inc.(b)(c)	3,993	72,792

	Shares	Value
Information Technology-(continued)
Viavi Solutions, Inc.(b)	5,837	$88,139
Xperi, Inc.(b)	3,048	42,581

		5,743,817

Materials-5.64%
AdvanSix, Inc.	2,306	83,892
American Vanguard Corp.	4,139	96,315
Arconic Corp.(b)(c)	3,143	65,249
ATI, Inc.(b)(c)	2,682	79,816
Balchem Corp.	627	87,655
Carpenter Technology Corp.	2,326	86,992
Century Aluminum Co.(b)(c)	10,080	72,677
Clearwater Paper Corp.(b)	1,973	87,759
Compass Minerals International, Inc.(c)	2,090	82,639
FutureFuel Corp.	12,531	85,712
H.B. Fuller Co.	1,242	86,580
Hawkins, Inc.	2,192	98,706
Haynes International, Inc.(c)	2,058	100,657
Innospec, Inc.(c)	924	92,391
Kaiser Aluminum Corp.	1,081	87,334
Koppers Holdings, Inc.	3,620	90,355
Livent Corp.(b)(c)	2,422	76,463
Materion Corp.(c)	988	84,681
Mativ Holdings, Inc., Class A(c)	3,346	79,434
Mercer International, Inc. (Germany)	5,869	78,762
Minerals Technologies, Inc.	1,337	73,548
Myers Industries, Inc.	4,453	90,351
O-I Glass, Inc.(b)	5,822	94,957
Olympic Steel, Inc.	3,067	83,453
Quaker Chemical Corp.(c)	474	77,091
Rayonier Advanced Materials, Inc.(b)(c)	17,969	81,759
Stepan Co.(c)	822	85,850
SunCoke Energy, Inc.	12,475	90,568
Sylvamo Corp.	2,184	105,203
TimkenSteel Corp.(b)(c)	5,143	89,694
Tredegar Corp.	8,117	88,394
Trinseo PLC(c)	3,090	58,154
Warrior Met Coal, Inc.	2,674	99,312

		2,822,403

Real Estate-7.91%
Acadia Realty Trust	5,071	70,842
Agree Realty Corp.	1,116	76,669
Alexander & Baldwin, Inc.	4,465	86,978
American Assets Trust, Inc.	2,983	81,973
Anywhere Real Estate, Inc.(b)(c)	8,370	62,189
Armada Hoffler Properties, Inc.	6,371	74,477
Brandywine Realty Trust	9,947	65,252
CareTrust REIT, Inc.	3,954	73,861
Centerspace(c)	1,068	74,012
Chatham Lodging Trust(b)	6,614	85,784
Community Healthcare Trust, Inc.	2,240	77,504
DiamondRock Hospitality Co.	9,101	85,003
Diversified Healthcare Trust	59,809	81,340
Douglas Elliman, Inc.	17,172	79,335
Easterly Government Properties, Inc.(c)	4,566	79,403
Elme Communities	4,092	78,116
Essential Properties Realty Trust, Inc.	3,711	79,861
Four Corners Property Trust, Inc.(c)	3,143	80,524
Franklin Street Properties Corp.	27,180	78,278
Getty Realty Corp.(c)	2,762	86,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Global Net Lease, Inc.	6,150	$75,337
Hersha Hospitality Trust, Class A	8,016	73,346
Hudson Pacific Properties, Inc.	5,912	65,268
Industrial Logistics Properties Trust	11,792	55,187
Innovative Industrial Properties, Inc.(c)	881	95,236
iStar, Inc.	6,033	63,226
LTC Properties, Inc.	1,884	72,854
LXP Industrial Trust(c)	7,994	77,382
Marcus & Millichap, Inc.(c)	2,183	80,422
NexPoint Residential Trust, Inc.	1,546	70,498
Office Properties Income Trust	4,632	70,870
Orion Office REIT, Inc.(c)	7,910	74,117
Outfront Media, Inc.(c)	4,245	76,622
RE/MAX Holdings, Inc., Class A	3,711	72,216
Retail Opportunity Investments Corp.	4,850	70,228
RPT Realty, (Acquired 04/11/2018 - 09/16/2022; Cost $106,708)(c)(d)	8,594	79,924
Safehold, Inc.(c)	2,101	61,454
Saul Centers, Inc.	1,924	78,788
Service Properties Trust	11,988	97,223
SITE Centers Corp.	6,214	76,929
St. Joe Co. (The)	2,186	77,669
Summit Hotel Properties, Inc.	10,306	89,044
Sunstone Hotel Investors, Inc.(c)	7,413	82,655
Tanger Factory Outlet Centers, Inc.	5,312	95,669
Uniti Group, Inc.(c)	8,720	67,667
Universal Health Realty Income Trust(c)	1,646	80,111
Urban Edge Properties	5,088	71,843
Urstadt Biddle Properties, Inc., Class A(c)	5,025	94,168
Veris Residential, Inc.(b)	5,972	94,537
Whitestone REIT	8,223	77,378
Xenia Hotels & Resorts, Inc.	5,045	86,169

		3,962,413

	Shares	Value
Utilities-1.36%
American States Water Co.	989	$89,465
Avista Corp.	2,029	83,250
California Water Service Group	1,423	88,311
Chesapeake Utilities Corp.	654	81,344
Middlesex Water Co.	947	84,728
Northwest Natural Holding Co.	1,719	82,667
South Jersey Industries, Inc.(c)	2,433	84,352
Unitil Corp.	1,625	85,654

		679,771

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $60,111,195)		50,052,848

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-31.28%
Invesco Private Government Fund, 3.18%(f)(g)(h)	4,403,984	4,403,984
Invesco Private Prime Fund, 3.28%(f)(g)(h)	11,255,350	11,255,350

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,659,909)		15,659,334

TOTAL INVESTMENTS IN SECURITIES-131.25% (Cost $75,771,104)		65,712,182
OTHER ASSETS LESS LIABILITIES-(31.25)%		(15,646,580)

NET ASSETS-100.00%		$50,065,602

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)	Restricted security. The aggregate value of these securities at October 31, 2022 was $161,604, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2022 represented less than 1% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Invesco Mortgage Capital, Inc.	$ 85,792	$34,659	$(35,439)	$(15,782)	$(7,413)	$ 61,817	$8,678

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	25,492	1,254,462	(1,279,954)	-	-	-	289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$5,207,827	$9,905,258	$(10,709,101)	$-	$-	$4,403,984	$37,832	*

Invesco Private Prime Fund	12,146,569	21,523,792	(22,414,765)	(1,724)	1,478	11,255,350	102,672	*

Total	$17,465,680	$32,718,171	$(34,439,259)	$(17,506)	$(5,935)	$15,721,151	$149,471

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of October 31, 2022

Financials	18.00

Industrials	15.19

Consumer Discretionary	15.04

Health Care	12.61

Information Technology	11.47

Real Estate	7.91

Materials	5.64

Energy	5.12

Consumer Staples	4.81

Sector Types Each Less Than 3%	4.18

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Statements of Assets and Liabilities

October 31, 2022

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

Assets:
Unaffiliated investments in securities, at value(a)	$30,811,146,166	$30,838,364	$355,050,685	$658,475,157
Affiliated investments in securities, at value	1,830,187,296	4,035,659	35,819,873	32,905,626
Cash	82,448,601	-	-	-
Receivable for:
Dividends	21,528,229	47,377	144,414	680,115
Securities lending	195,492	193	3,719	1,866
Investments sold	20,880,331	-	-	-
Fund shares sold	108,860,838	-	-	3,362,821

Total assets	32,875,246,953	34,921,593	391,018,691	695,425,585

Liabilities:
Due to custodian	-	-	55,052	-
Payable for:
Investments purchased	189,849,813	1,905,236	-	3,359,757
Collateral upon return of securities loaned	1,771,953,232	2,167,070	35,819,547	32,744,544
Fund shares repurchased	21,031,236	-	-	-
Accrued unitary management fees	4,884,130	10,165	103,444	206,365

Total liabilities	1,987,718,411	4,082,471	35,978,043	36,310,666

Net Assets	$30,887,528,542	$30,839,122	$355,040,648	$659,114,919

Net assets consist of:
Shares of beneficial interest	$34,316,615,261	$46,949,021	$516,149,372	$676,063,254
Distributable earnings (loss)	(3,429,086,719)	(16,109,899)	(161,108,724)	(16,948,335)

Net Assets	$30,887,528,542	$30,839,122	$355,040,648	$659,114,919

Shares outstanding (unlimited amount authorized, $0.01 par value)	221,312,663	1,190,001	3,070,000	3,920,000
Net asset value	$139.57	$25.92	$115.65	$168.14

Market price	$139.61	$25.92	$115.66	$168.25

Unaffiliated investments in securities, at cost	$31,923,889,380	$42,925,311	$439,828,669	$619,557,048

Affiliated investments in securities, at cost	$1,853,484,694	$4,035,716	$35,819,547	$32,903,659

(a)Includes securities on loan with an aggregate value of:	$1,725,068,668	$2,089,076	$35,514,634	$32,064,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P 500® Equal Weight Energy ETF (RYE)	Invesco S&P 500® Equal Weight Financials ETF (RYF)	Invesco S&P 500® Equal Weight Health Care ETF (RYH)	Invesco S&P 500® Equal Weight Industrials ETF (RGI)	Invesco S&P 500® Equal Weight Materials ETF (RTM)	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	Invesco S&P 500® Equal Weight Technology ETF (RYT)

$587,196,922	$407,581,693	$928,775,466	$313,724,758	$344,501,867	$104,589,436	$1,974,874,921
43,395,364	13,242,940	32,364,554	19,700,488	25,509,728	3,620,783	157,715,174
-	-	-	-	-	-	4,452
954,969	374,992	440,962	154,734	282,494	14,330	356,095
3,881	799	1,985	1,403	2,179	925	9,621
-	14,164,592	-	-	-	8,299,429	-
4,498,547	-	-	-	-	-	-

636,049,683	435,365,016	961,582,967	333,581,383	370,296,268	116,524,903	2,132,960,263

310,059	59,222	-	74,084	1,343	-	-
4,497,965	8,122,801	-	-	-	-	-
43,392,257	7,760,024	31,964,463	19,626,791	25,415,217	3,536,962	156,259,582
-	6,253,468	-	-	-	8,316,283	-
177,063	135,459	300,074	101,607	116,215	37,337	634,412

48,377,344	22,330,974	32,264,537	19,802,482	25,532,775	11,890,582	156,893,994

$587,672,339	$413,034,042	$929,318,430	$313,778,901	$344,763,493	$104,634,321	$1,976,066,269

$587,368,836	$470,195,140	$939,756,638	$373,416,527	$421,793,111	$140,015,354	$2,218,093,978
303,503	(57,161,098)	(10,438,208)	(59,637,626)	(77,029,618)	(35,381,033)	(242,027,709)

$587,672,339	$413,034,042	$929,318,430	$313,778,901	$344,763,493	$104,634,321	$1,976,066,269

7,760,005	7,300,000	3,370,000	1,800,000	2,240,000	3,400,000	8,080,000
$75.73	$56.58	$275.76	$174.32	$153.91	$30.77	$244.56

$75.84	$56.62	$275.76	$174.39	$153.92	$30.80	$244.51

$478,179,405	$432,025,367	$849,160,540	$338,404,357	$409,273,874	$133,881,449	$2,105,447,111

$43,392,257	$15,826,344	$32,363,883	$19,699,718	$25,509,890	$3,620,533	$157,708,844

$43,540,548	$7,444,435	$30,931,516	$19,120,663	$24,624,644	$3,463,041	$150,124,376

47

Statements of Assets and Liabilities–(continued)

October 31, 2022

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RYU)	Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Assets:
Unaffiliated investments in securities, at value(a)	$390,514,691	$116,945,834	$49,991,031
Affiliated investments in securities, at value	17,710,004	35,283,408	15,721,151
Receivable for:
Dividends	585,847	45,046	34,906
Securities lending	1,824	4,615	1,943
Investments sold	2,212,443	-	-

Total assets	411,024,809	152,278,903	65,749,031

Liabilities:
Due to custodian	1,972	-	7,647
Payable for:
Collateral upon return of securities loaned	17,685,186	35,187,052	15,659,909
Fund shares repurchased	2,215,231	-	-
Accrued unitary management fees	134,144	37,331	15,873

Total liabilities	20,036,533	35,224,383	15,683,429

Net Assets	$390,988,276	$117,054,520	$50,065,602

Net assets consist of:
Shares of beneficial interest	$428,827,733	$146,137,027	$85,587,013
Distributable earnings (loss)	(37,839,457)	(29,082,507)	(35,521,411)

Net Assets	$390,988,276	$117,054,520	$50,065,602

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,530,000	1,400,000	700,000
Net asset value	$110.76	$83.61	$71.52

Market price	$110.77	$83.67	$71.58

Unaffiliated investments in securities, at cost	$402,682,493	$117,773,711	$59,980,344

Affiliated investments in securities, at cost	$17,709,962	$35,283,945	$15,790,760

(a) Includes securities on loan with an aggregate value of:	$16,764,927	$34,289,180	$15,259,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

(This Page Intentionally Left Blank)

49

Statements of Operations

For the six months ended October 31, 2022

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Investment income:
Unaffiliated dividend income	$ 303,264,400	$ 279,252	$ 2,301,691	$ 7,748,293
Affiliated dividend income	1,360,679	342	2,329	1,965
Securities lending income, net	1,042,834	1,700	24,738	11,348
Foreign withholding tax	(89,011)	-	-	-

Total investment income	305,578,902	281,294	2,328,758	7,761,606

Expenses:
Unitary management fees	30,676,354	64,896	653,925	1,229,163
Professional fees	218	-	54	-

Total expenses	30,676,572	64,896	653,979	1,229,163

Less: Waivers	(5,605)	(11)	(132)	(129)

Net expenses	30,670,967	64,885	653,847	1,229,034

Net investment income	274,907,935	216,409	1,674,911	6,532,572

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(614,815,381)	(1,318,509)	(26,200,327)	(7,881,129)
Affiliated investment securities	36,680	268	2,298	1,903
Unaffiliated in-kind redemptions	669,686,733	(269,976)	(9,499,767)	23,691,677
Affiliated in-kind redemptions	325,218	-	-	-

Net realized gain (loss)	55,233,250	(1,588,217)	(35,697,796)	15,812,451

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,766,000,424)	(3,099,308)	(1,806,630)	(37,385,064)
Affiliated investment securities	(10,585,509)	(192)	(2,652)	1,967

Change in net unrealized appreciation (depreciation)	(1,776,585,933)	(3,099,500)	(1,809,282)	(37,383,097)

Net realized and unrealized gain (loss)	(1,721,352,683)	(4,687,717)	(37,507,078)	(21,570,646)

Net increase (decrease) in net assets resulting from operations	$(1,446,444,748)	$(4,471,308)	$(35,832,167)	$(15,038,074)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P 500® Equal Weight Energy ETF (RYE)	Invesco S&P 500® Equal Weight Financials ETF (RYF)	Invesco S&P 500® Equal Weight Health Care ETF (RYH)	Invesco S&P 500® Equal Weight Industrials ETF (RGI)	Invesco S&P 500® Equal Weight Materials ETF (RTM)	Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	Invesco S&P 500® Equal Weight Technology ETF (RYT)

$12,735,508	$5,050,469	$4,690,365	$2,616,126	$5,889,102	$2,408,009	$11,298,085
2,676	139,849	3,804	1,605	2,614	493	6,701
9,410	4,892	11,224	16,521	11,725	2,125	39,188
-	-	-	-	-	-	(38,509)

12,747,594	5,195,210	4,705,393	2,634,252	5,903,441	2,410,627	11,305,465

1,086,602	877,769	1,798,561	678,173	875,938	268,317	4,191,361
-	-	-	-	-	-	-

1,086,602	877,769	1,798,561	678,173	875,938	268,317	4,191,361

(189)	(115)	(239)	(96)	(172)	(31)	(327)

1,086,413	877,654	1,798,322	678,077	875,766	268,286	4,191,034

11,661,181	4,317,556	2,907,071	1,956,175	5,027,675	2,142,341	7,114,431

(8,433,923)	(7,034,348)	(4,969,415)	(7,248,952)	(10,368,398)	(4,201,859)	(82,966,334)
7,111	(1,215,255)	3,109	(703)	559	(442)	14,876
70,527,771	13,098,718	5,803,799	5,168,947	23,229,227	333,006	125,351,829
-	(113,090)	-	-	-	-	-

62,100,959	4,736,025	837,493	(2,080,708)	12,861,388	(3,869,295)	42,400,371

(1,190,046)	(14,364,550)	(19,149,537)	(13,529,966)	(92,548,696)	(28,598,482)	(177,258,991)
1,307	132,459	(205)	770	(162)	250	703

(1,188,739)	(14,232,091)	(19,149,742)	(13,529,196)	(92,548,858)	(28,598,232)	(177,258,288)

60,912,220	(9,496,066)	(18,312,249)	(15,609,904)	(79,687,470)	(32,467,527)	(134,857,917)

$72,573,401	$(5,178,510)	$(15,405,178)	$(13,653,729)	$(74,659,795)	$(30,325,186)	$(127,743,486)

51

Statements of Operations–(continued)

For the six months ended October 31, 2022

(Unaudited)

	Invesco S&P 500® Equal Weight Utilities ETF (RYU)	Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Investment income:
Unaffiliated dividend income	$5,846,912	$1,071,240	$482,959
Affiliated dividend income	2,684	687	8,967
Securities lending income, net	8,750	39,958	12,675
Foreign withholding tax	-	-	(294)

Total investment income	5,858,346	1,111,885	504,307

Expenses:
Unitary management fees	794,687	230,263	106,778

Less: Waivers	(175)	(41)	(19)

Net expenses	794,512	230,222	106,759

Net investment income	5,063,834	881,663	397,548

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(5,047,085)	(2,225,976)	(3,295,261)
Affiliated investment securities	56	3,142	(7,702)
Unaffiliated in-kind redemptions	8,920,062	2,350,663	335,241
Affiliated in-kind redemptions	-	-	1,767

Net realized gain (loss)	3,873,033	127,829	(2,965,955)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(36,252,847)	(3,474,266)	852,134
Affiliated investment securities	42	(2,861)	(17,506)

Change in net unrealized appreciation (depreciation)	(36,252,805)	(3,477,127)	834,628

Net realized and unrealized gain (loss)	(32,379,772)	(3,349,298)	(2,131,327)

Net increase (decrease) in net assets resulting from operations	$(27,315,938)	$(2,467,635)	$(1,733,779)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

(This Page Intentionally Left Blank)

53

Statements of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco S&P 500® Equal Weight ETF (RSP)		Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income	$274,907,935	$453,441,999	$216,409	$500,475
Net realized gain (loss)	55,233,250	4,032,689,988	(1,588,217)	4,856,621
Change in net unrealized appreciation (depreciation)	(1,776,585,933)	(4,542,078,666)	(3,099,500)	(14,693,249)

Net increase (decrease) in net assets resulting from operations	(1,446,444,748)	(55,946,679)	(4,471,308)	(9,336,153)

Distributions to Shareholders from:
Distributable earnings	(289,632,370)	(414,826,419)	(223,077)	(492,257)

Shareholder Transactions:
Proceeds from shares sold	3,898,299,783	17,287,255,363	4,131,741	38,761,355
Value of shares repurchased	(3,589,592,247)	(11,107,088,517)	(6,748,765)	(33,782,369)

Net increase (decrease) in net assets resulting from share transactions	308,707,536	6,180,166,846	(2,617,024)	4,978,986

Net increase (decrease) in net assets	(1,427,369,582)	5,709,393,748	(7,311,409)	(4,849,424)

Net assets:
Beginning of period	32,314,898,124	26,605,504,376	38,150,531	42,999,955

End of period	$30,887,528,542	$32,314,898,124	$30,839,122	$38,150,531

Changes in Shares Outstanding:
Shares sold	27,840,000	111,570,000	160,000	1,070,000
Shares repurchased	(25,640,000)	(72,000,000)	(240,000)	(920,000)
Shares outstanding, beginning of period	219,112,663	179,542,663	1,270,001	1,120,001

Shares outstanding, end of period	221,312,663	219,112,663	1,190,001	1,270,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)		Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)		Invesco S&P 500® Equal Weight Energy ETF (RYE)
Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$1,674,911	$4,003,929	$6,532,572	$11,895,707	$11,661,181	$8,637,669
(35,697,796)	108,025,811	15,812,451	23,867,463	62,100,959	30,521,763
(1,809,282)	(181,527,662)	(37,383,097)	11,129,654	(1,188,739)	113,000,326

(35,832,167)	(69,497,922)	(15,038,074)	46,892,824	72,573,401	152,159,758

(1,809,310)	(3,814,408)	(7,953,545)	(9,688,630)	(9,858,103)	(7,745,649)

243,183,263	544,817,140	205,648,727	168,265,330	217,965,906	424,900,042
(216,664,645)	(1,078,796,534)	(108,169,604)	(98,015,506)	(237,193,746)	(181,594,852)

26,518,618	(533,979,394)	97,479,123	70,249,824	(19,227,840)	243,305,190

(11,122,859)	(607,291,724)	74,487,504	107,454,018	43,487,458	387,719,299

366,163,507	973,455,231	584,627,415	477,173,397	544,184,881	156,465,582

$355,040,648	$366,163,507	$659,114,919	$584,627,415	$587,672,339	$544,184,881

2,130,000	3,720,000	1,220,000	990,000	3,100,000	7,790,000
(1,920,000)	(7,400,000)	(650,000)	(600,000)	(3,610,000)	(3,360,000)
2,860,000	6,540,000	3,350,000	2,960,000	8,270,005	3,840,005

3,070,000	2,860,000	3,920,000	3,350,000	7,760,005	8,270,005

55

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco S&P 500® Equal Weight Financials ETF (RYF)		Invesco S&P 500® Equal Weight Health Care ETF (RYH)
	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

Operations:
Net investment income	$ 4,317,556	$7,916,082	$2,907,071	$5,496,570
Net realized gain (loss)	4,736,025	41,006,093	837,493	97,181,308
Change in net unrealized appreciation (depreciation)	(14,232,091)	(72,308,998)	(19,149,742)	(100,450,688)

Net increase (decrease) in net assets resulting from operations	(5,178,510)	(23,386,823)	(15,405,178)	2,227,190

Distributions to Shareholders from:
Distributable earnings	(4,504,345)	(7,576,669)	(2,778,298)	(5,700,199)

Shareholder Transactions:
Proceeds from shares sold	43,180,344	291,613,975	65,639,769	347,594,026
Value of shares repurchased	(104,114,091)	(152,900,425)	(19,447,365)	(256,351,506)

Net increase (decrease) in net assets resulting from share transactions	(60,933,747)	138,713,550	46,192,404	91,242,520

Net increase (decrease) in net assets	(70,616,602)	107,750,058	28,008,928	87,769,511

Net assets:
Beginning of period	483,650,644	375,900,586	901,309,502	813,539,991

End of period	$ 413,034,042	$483,650,644	$929,318,430	$901,309,502

Changes in Shares Outstanding:
Shares sold	770,000	4,570,000	240,000	1,140,000
Shares repurchased	(1,870,000)	(2,470,000)	(70,000)	(840,000)
Shares outstanding, beginning of period	8,400,000	6,300,000	3,200,000	2,900,000

Shares outstanding, end of period	7,300,000	8,400,000	3,370,000	3,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P 500® Equal Weight Industrials ETF (RGI)		Invesco S&P 500® Equal Weight Materials ETF (RTM)		Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$1,956,175	$3,947,344	$5,027,675	$7,745,959	$2,142,341	$1,597,672
(2,080,708)	86,633,921	12,861,388	109,286,193	(3,869,295)	7,923,065
(13,529,196)	(108,913,558)	(92,548,858)	(78,942,473)	(28,598,232)	(4,181,810)

(13,653,729)	(18,332,293)	(74,659,795)	38,089,679	(30,325,186)	5,338,927

(1,946,160)	(3,744,767)	(4,593,451)	(7,882,048)	(2,041,263)	(2,593,643)

38,282,461	225,497,806	116,104,379	340,502,147	8,883,514	169,321,932
(119,588,788)	(350,326,361)	(265,740,673)	(410,473,194)	(44,092,861)	(45,120,196)

(81,306,327)	(124,828,555)	(149,636,294)	(69,971,047)	(35,209,347)	124,201,736

(96,906,216)	(146,905,615)	(228,889,540)	(39,763,416)	(67,575,796)	126,947,020

410,685,117	557,590,732	573,653,033	613,416,449	172,210,117	45,263,097

$313,778,901	$410,685,117	$344,763,493	$573,653,033	$104,634,321	$172,210,117

210,000	1,180,000	650,000	1,920,000	260,000	4,340,000
(730,000)	(1,870,000)	(1,610,000)	(2,430,000)	(1,300,000)	(1,190,000)
2,320,000	3,010,000	3,200,000	3,710,000	4,440,000	1,290,000

1,800,000	2,320,000	2,240,000	3,200,000	3,400,000	4,440,000

57

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco S&P 500® Equal Weight Technology ETF (RYT)		Invesco S&P 500® Equal Weight Utilities ETF (RYU)
	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

Operations:
Net investment income	$7,114,431	$14,489,903	$5,063,834	$5,949,854
Net realized gain (loss)	42,400,371	527,227,488	3,873,033	9,214,155
Change in net unrealized appreciation (depreciation)	(177,258,288)	(692,880,474)	(36,252,805)	6,353,473

Net increase (decrease) in net assets resulting from operations	(127,743,486)	(151,163,083)	(27,315,938)	21,517,482

Distributions to Shareholders from:
Distributable earnings	(6,454,075)	(14,410,661)	(5,100,952)	(5,695,196)

Shareholder Transactions:
Proceeds from shares sold	533,871,941	1,044,687,721	149,543,552	174,240,285
Value of shares repurchased	(598,921,969)	(1,293,818,623)	(59,471,865)	(65,285,928)

Net increase (decrease) in net assets resulting from share transactions	(65,050,028)	(249,130,902)	90,071,687	108,954,357

Net increase (decrease) in net assets	(199,247,589)	(414,704,646)	57,654,797	124,776,643

Net assets:
Beginning of period	2,175,313,858	2,590,018,504	333,333,479	208,556,836

End of period	$1,976,066,269	$2,175,313,858	$390,988,276	$333,333,479

Changes in Shares Outstanding:
Shares sold	2,160,000	3,550,000	1,230,000	1,520,000
Shares repurchased	(2,480,000)	(4,490,000)	(550,000)	(600,000)
Shares outstanding, beginning of period	8,400,000	9,340,000	2,850,000	1,930,000

Shares outstanding, end of period	8,080,000	8,400,000	3,530,000	2,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)		Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
$881,663	$1,311,425	$397,548	$711,476
127,829	15,936,922	(2,965,955)	12,295,002
(3,477,127)	(26,325,234)	834,628	(20,915,333)

(2,467,635)	(9,076,887)	(1,733,779)	(7,908,855)

(819,622)	(1,286,646)	(372,372)	(665,001)

8,465,892	60,749,853	2,065,063	64,179,090
(11,318,988)	(41,124,909)	(11,115,719)	(52,840,953)

(2,853,096)	19,624,944	(9,050,656)	11,338,137

(6,140,353)	9,261,411	(11,156,807)	2,764,281

123,194,873	113,933,462	61,222,409	58,458,128

$117,054,520	$123,194,873	$50,065,602	$61,222,409

100,000	660,000	30,000	770,000
(140,000)	(450,000)	(160,000)	(660,000)
1,440,000	1,230,000	830,000	720,000

1,400,000	1,440,000	700,000	830,000

59

Financial Highlights

Invesco S&P 500® Equal Weight ETF (RSP)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,				Six Months Ended April 30, 2018		Year Ended October 31, 2017
			2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$147.48		$148.18	$96.17	$108.20	$99.87	$96.58		$81.57

Net investment income(a)	1.27		2.30	1.93	2.15	1.78	0.85		1.39
Net realized and unrealized gain (loss) on investments	(7.85)		(0.91)	52.09	(11.97)	8.45	3.33		14.85

Total from investment operations	(6.58)		1.39	54.02	(9.82)	10.23	4.18		16.24

Distributions to shareholders from:
Net investment income	(1.33)		(2.09)	(2.01)	(2.21)	(1.90)	(0.89)		(1.23)

Net asset value at end of period	$139.57		$147.48	$148.18	$96.17	$108.20	$99.87		$96.58

Market price at end of period(b)	$139.61		$147.45	$148.23	$96.31	$108.22	$99.92

Net Asset Value Total Return(c)	(4.42)%		0.88%	56.72%	(8.98)%	10.45%	4.30%		19.98%
Market Price Total Return(c)	(4.40)%		0.86%	56.53%	(8.89)%	10.43%	4.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,887,529		$32,314,898	$26,605,504	$10,943,870	$16,143,961	$14,616,057		$14,226,625
Ratio to average net assets of:
Expenses, after Waivers	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20	%(d)	0.33%
Expenses, prior to Waivers	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20	%(d)	0.36%
Net investment income	1.79	%(d)	1.48%	1.60%	2.01%	1.74%	1.69	%(d)	1.52%
Portfolio turnover rate(e)	11%		18%	24%	19%	19%	9%		21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

	Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30,				For the Period November 5, 2018(a) Through April 30,
			2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$30.04		$38.39	$22.73	$25.39		$25.00

Net investment income(b)	0.19		0.41	0.41	0.41	(c)	0.16
Net realized and unrealized gain (loss) on investments	(4.11)		(8.37)	15.60	(2.64)		0.33

Total from investment operations	(3.92)		(7.96)	16.01	(2.23)		0.49

Distributions to shareholders from:
Net investment income	(0.20)		(0.39)	(0.35)	(0.40)		(0.10)
Net realized gains	-		-	-	(0.03)		-

Total distributions	(0.20)		(0.39)	(0.35)	(0.43)		(0.10)

Net asset value at end of period	$25.92		$30.04	$38.39	$22.73		$25.39

Market price at end of period(d)	$25.92		$30.04	$38.43	$22.74		$25.41

Net Asset Value Total Return(e)	(13.08)%		(20.90)%	70.90%	(8.89)%		2.04	%(f)
Market Price Total Return(e)	(13.08)%		(20.98)%	71.00%	(8.92)%		2.12	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,839		$38,151	$43,000	$18,180		$22,851
Ratio to average net assets of:
Expenses	0.40	%(g)	0.40%	0.40%	0.42	%(h)	0.40	%(g)
Net investment income	1.33	%(g)	1.13%	1.36%	1.65	%(c)(h)	1.42	%(g)
Portfolio turnover rate(i)	17%		29%	20%	30%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.29 and 1.17%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (November 7, 2018, the first day of trading on the exchange) to April 30, 2019 was 0.08%. The market price total return from Fund Inception to April 30, 2019 was 0.04%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

	Six Months Ended October 31, 2022		Years Ended April 30,					Six Months Ended April 30,		Year Ended October 31,
	(Unaudited)		2022	2021	2020		2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$128.03		$148.85	$81.71	$107.85		$99.15	$91.21		$85.40

Net investment income(a)	0.60		0.92	0.56	1.83		1.49	0.68		1.27
Net realized and unrealized gain (loss) on investments	(12.37)		(20.78)	67.17	(26.05)		8.80	7.98		5.84

Total from investment operations	(11.77)		(19.86)	67.73	(24.22)		10.29	8.66		7.11

Distributions to shareholders from:
Net investment income	(0.61)		(0.96)	(0.59)	(1.92)		(1.59)	(0.72)		(1.30)

Net asset value at end of period	$115.65		$128.03	$148.85	$81.71		$107.85	$99.15		$91.21

Market price at end of period(b)	$115.66		$127.91	$148.79	$81.63		$107.86	$99.13

Net Asset Value Total Return(c)	(9.17)%		(13.40)%	83.19%	(22.56)%		10.58%	9.49%		8.32%
Market Price Total Return(c)	(9.08)%		(13.44)%	83.29%	(22.64)%		10.61%	9.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$355,041		$366,164	$973,455	$49,028		$113,239	$84,279		$72,965
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.41	%(e)	0.40%	0.40	%(d)	0.40%
Net investment income	1.02	%(d)	0.62%	0.45%	1.80	%(e)	1.45%	1.38	%(d)	1.39%
Portfolio turnover rate(f)	13%		21%	33%	28%		30%	13%		29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

	Six Months Ended October 31, 2022		Years Ended April 30,				Six Months Ended April 30,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$174.52		$161.21	$133.63	$134.95	$122.87	$121.67		$121.52

Net investment income(a)	1.78		4.02	2.79	3.19	2.87	1.32		2.30
Net realized and unrealized gain (loss) on investments	(5.99)		12.63	28.05	(1.34)	12.30	1.14		0.13

Total from investment operations	(4.21)		16.65	30.84	1.85	15.17	2.46		2.43

Distributions to shareholders from:
Net investment income	(2.17)		(3.34)	(3.26)	(3.17)	(3.09)	(1.26)		(2.28)

Net asset value at end of period	$168.14		$174.52	$161.21	$133.63	$134.95	$122.87		$121.67

Market price at end of period(b)	$168.25		$174.50	$161.11	$133.58	$134.97	$122.84

Net Asset Value Total Return(c)	(2.36)%		10.51%	23.34%	1.44%	12.63%	1.96%		1.99%
Market Price Total Return(c)	(2.28)%		10.58%	23.31%	1.37%	12.67%	1.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$659,115		$584,627	$477,173	$481,080	$431,837	$417,753		$444,092
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)	0.40%
Net investment income	2.13	%(d)	2.46%	1.91%	2.32%	2.27%	2.06	%(d)	1.86%
Portfolio turnover rate(e)	9%		13%	14%	22%	19%	9%		20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Energy ETF (RYE)

	Six Months Ended October 31, 2022		Years Ended April 30,				Six Months Ended April 30,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$65.80		$40.75	$28.05	$51.81	$60.29	$54.29		$56.90

Net investment income(a)	1.47		1.54	0.86	1.09	0.82	0.47		1.28
Net realized and unrealized gain (loss) on investments	9.70		24.84	12.80	(23.84)	(8.34)	5.98		(2.50)

Total from investment operations	11.17		26.38	13.66	(22.75)	(7.52)	6.45		(1.22)

Distributions to shareholders from:
Net investment income	(1.24)		(1.33)	(0.96)	(1.01)	(0.96)	(0.45)		(1.39)

Net asset value at end of period	$75.73		$65.80	$40.75	$28.05	$51.81	$60.29		$54.29

Market price at end of period(b)	$75.84		$65.79	$40.80	$28.06	$51.82	$60.43

Net Asset Value Total Return(c)	17.26%		65.91%	50.01%	(44.18)%	(12.46)%	11.97%		(2.20)%
Market Price Total Return(c)	17.45%		65.68%	50.15%	(44.17)%	(12.65)%	12.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$587,672		$544,185	$156,466	$82,739	$209,823	$253,202		$230,747
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)	0.40%
Net investment income	4.29	%(d)	2.92%	2.75%	2.60%	1.46%	1.69	%(d)	2.22%
Portfolio turnover rate(e)	12%		50%	37%	34%	31%	10%		34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2022, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Financials ETF (RYF)

	Six Months Ended October 31, 2022		Years Ended April 30,				Six Months Ended April 30,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$57.58		$59.67	$35.43	$43.78	$43.94	$41.93		$31.41

Net investment income(a)	0.55		1.05	1.05	0.92	0.78	0.40		0.55
Net realized and unrealized gain (loss) on investments	(0.98)		(2.13)	24.25	(8.38)	-	1.91		10.45

Total from investment operations	(0.43)		(1.08)	25.30	(7.46)	0.78	2.31		11.00

Distributions to shareholders from:
Net investment income	(0.57)		(1.01)	(1.06)	(0.89)	(0.94)	(0.30)		(0.48)

Net asset value at end of period	$56.58		$57.58	$59.67	$35.43	$43.78	$43.94		$41.93

Market price at end of period(b)	$56.62		$57.53	$59.73	$35.53	$43.79	$43.98

Net Asset Value Total Return(c)	(0.71)%		(1.90)%	72.61%	(17.09)%	1.98%	5.50%		35.15%
Market Price Total Return(c)	(0.55)%		(2.08)%	72.30%	(16.88)%	1.91%	5.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$413,034		$483,651	$375,901	$161,203	$291,145	$441,558		$358,496
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)	0.40%
Net investment income	1.97	%(d)	1.68%	2.33%	2.15%	1.86%	1.81	%(d)	1.44%
Portfolio turnover rate(e)	10%		17%	19%	23%	17%	7%		15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

	Six Months Ended October 31, 2022		Years Ended April 30,				Six Months Ended April 30,		Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$281.66		$280.53	$214.07	$193.66	$178.78	$175.84		$143.79

Net investment income(a)	0.89		1.76	1.25	1.31	1.05	0.44		0.78
Net realized and unrealized gain (loss) on investments	(5.94)		1.19 (b)	66.53	20.36	14.87	2.93		32.02

Total from investment operations	(5.05)		2.95	67.78	21.67	15.92	3.37		32.80

Distributions to shareholders from:
Net investment income	(0.85)		(1.82)	(1.32)	(1.26)	(1.04)	(0.43)		(0.75)

Net asset value at end of period	$275.76		$281.66	$280.53	$214.07	$193.66	$178.78		$175.84

Market price at end of period(c)	$275.76		$281.64	$280.73	$214.39	$193.67	$178.95

Net Asset Value Total Return(d)	(1.80)%		1.00%	31.76%	11.27%	8.91%	1.92%		22.85%
Market Price Total Return(d)	(1.77)%		0.91%	31.66%	11.42%	8.82%	2.06%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$929,318		$901,310	$813,540	$706,437	$706,845	$598,911		$650,617
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40	%(e)	0.40%
Net investment income	0.65	%(e)	0.59%	0.51%	0.64%	0.55%	0.49	%(e)	0.48%
Portfolio turnover rate(f)	10%		22%	20%	23%	23%	12%		24%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

	Six Months Ended October 31, 2022								Year Ended October 31,
			Years Ended April 30,				Six Months Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$177.02		$185.25	$109.44	$126.03	$115.01	$113.29		$90.92

Net investment income(a)	0.99		1.50	1.31	1.83	1.53	0.62		1.24
Net realized and unrealized gain (loss) on investments	(2.72)		(8.31)	75.87	(16.57)	11.15	1.73		22.50

Total from investment operations	(1.73)		(6.81)	77.18	(14.74)	12.68	2.35		23.74

Distributions to shareholders from:
Net investment income	(0.97)		(1.42)	(1.37)	(1.85)	(1.66)	(0.63)		(1.37)

Net asset value at end of period	$174.32		$177.02	$185.25	$109.44	$126.03	$115.01		$113.29

Market price at end of period(b)	$174.39		$176.94	$185.17	$109.50	$126.01	$115.03

Net Asset Value Total Return(c)	(0.95)%		(3.70)%	70.89%	(11.70)%	11.21%	2.05%		26.21%
Market Price Total Return(c)	(0.86)%		(3.71)%	70.73%	(11.64)%	11.17%	2.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$313,779		$410,685	$557,591	$142,273	$245,750	$281,763		$226,584
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)	0.40%
Net investment income	1.15	%(d)	0.79%	0.89%	1.46%	1.29%	1.05	%(d)	1.18%
Portfolio turnover rate(e)	9%		17%	19%	23%	28%	7%		18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Materials ETF (RTM)

	Six Months Ended October 31, 2022								Year Ended October 31,
			Years Ended April 30,				Six Months Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$179.27		$165.34	$94.33	$108.11	$106.31	$107.79		$84.46

Net investment income(a)	1.90		2.58	2.48	2.10	1.79	0.70		1.49
Net realized and unrealized gain (loss) on investments	(25.54)		14.03	70.77	(13.65)	1.97	(1.50)		23.28

Total from investment operations	(23.64)		16.61	73.25	(11.55)	3.76	(0.80)		24.77

Distributions to shareholders from:
Net investment income	(1.72)		(2.68)	(2.24)	(2.23)	(1.96)	(0.68)		(1.44)

Net asset value at end of period	$153.91		$179.27	$165.34	$94.33	$108.11	$106.31		$107.79

Market price at end of period(b)	$153.92		$179.25	$165.42	$94.49	$108.16	$106.31

Net Asset Value Total Return(c)	(13.21)%		10.18%	78.45%	(10.70)%	3.67%	(0.77)%		29.52%
Market Price Total Return(c)	(13.19)%		10.11%	78.24%	(10.58)%	3.70%	(0.91)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$344,763		$573,653	$613,416	$108,480	$129,728	$180,726		$194,020
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)	0.40%
Net investment income	2.30	%(d)	1.50%	1.83%	1.99%	1.69%	1.28	%(d)	1.54%
Portfolio turnover rate(e)	10%		15%	18%	25%	23%	6%		22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

	Six Months Ended October 31, 2022								Six Months Ended April 30,		Year Ended October 31,
			Years Ended April 30,
	(Unaudited)		2022	2021		2020		2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$38.79		$35.09	$25.65		$29.71		$25.96	$27.29		$25.81

Net investment income(a)	0.55		0.57	0.67	(b)	0.72		0.69	0.44		0.54
Net realized and unrealized gain (loss) on investments	(8.03)		4.04	9.93		(3.62)		3.97	(1.20)		1.59

Total from investment operations	(7.48)		4.61	10.60		(2.90)		4.66	(0.76)		2.13

Distributions to shareholders from:
Net investment income	(0.54)		(0.91)	(1.16)		(1.03)		(0.85)	(0.35)		(0.65)
Net realized gains	-		-	-		(0.13)		(0.06)	(0.22)		-

Total distributions	(0.54)		(0.91)	(1.16)		(1.16)		(0.91)	(0.57)		(0.65)

Net asset value at end of period	$30.77		$38.79	$35.09		$25.65		$29.71	$25.96		$27.29

Market price at end of period(c)	$30.80		$38.88	$35.12		$25.65		$29.75	$25.96

Net Asset Value Total Return(d)	(19.37)%		13.20%	42.37%		(9.59)%		18.35%	(2.93)%		8.33%
Market Price Total Return(d)	(19.35)%		13.37%	42.50%		(9.71)%		18.51%	(2.35)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,634		$172,210	$45,263		$23,084		$37,143	$16,873		$24,561
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%		0.41	%(f)	0.40%	0.41	%(e)	0.41%
Net investment income	3.19	%(e)	1.48%	2.36	%(b)	2.37	%(f)	2.46%	3.28	%(e)	2.00%
Portfolio turnover rate(g)	16%		19%	21%		15%		14%	2%		24%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.49 and 1.73%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Technology ETF (RYT)

	Six Months Ended October 31, 2022		Years Ended April 30,					Six Months Ended April 30,		Year Ended October 31,
	(Unaudited)		2022	2021	2020		2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$258.97		$277.30	$183.15	$180.69		$150.94	$142.44		$104.67

Net investment income(a)	0.86		1.57	1.87	3.15	(b)	1.57	0.56		1.16
Net realized and unrealized gain (loss) on investments	(14.46)		(18.32)	95.21	1.50		29.78	8.56		37.61

Total from investment operations	(13.60)		(16.75)	97.08	4.65		31.35	9.12		38.77

Distributions to shareholders from:
Net investment income	(0.81)		(1.58)	(2.93)	(2.19)		(1.60)	(0.62)		(1.00)

Net asset value at end of period	$244.56		$258.97	$277.30	$183.15		$180.69	$150.94		$142.44

Market price at end of period(c)	$244.51		$258.95	$277.24	$183.44		$180.66	$151.10

Net Asset Value Total Return(d)	(5.26)%		(6.10)%	53.40%	2.73%		20.92%	6.40%		37.19%
Market Price Total Return(d)	(5.30)%		(6.08)%	53.12%	2.91%		20.77%	6.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,976,066		$2,175,314	$2,590,019	$1,529,343		$1,788,846	$1,615,066		$1,509,833
Ratio to average net assets of:
Expenses	0.40	%(e)	0.40%	0.40%	0.40%		0.40%	0.40	%(e)	0.40%
Net investment income	0.68	%(e)	0.53%	0.81%	1.73	%(b)	0.98%	0.76	%(e)	0.95	%(e)
Portfolio turnover rate(f)	11%		24%	25%	23%		27%	10%		19%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.92 and 1.06%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Financial Highlights–(continued)

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

	Six Months Ended October 31, 2022								Year Ended October 31,
			Years Ended April 30,				Six Months Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$116.96		$108.06	$92.31	$97.25	$84.51	$88.52		$81.10

Net investment income(a)	1.49		2.82	2.70	2.77	2.67	1.38		2.54
Net realized and unrealized gain (loss) on investments	(6.26)		8.74	16.05	(4.99)	12.69	(3.92)		7.44

Total from investment operations	(4.77)		11.56	18.75	(2.22)	15.36	(2.54)		9.98

Distributions to shareholders from:
Net investment income	(1.43)		(2.66)	(3.00)	(2.72)	(2.62)	(1.47)		(2.56)

Net asset value at end of period	$110.76		$116.96	$108.06	$92.31	$97.25	$84.51		$88.52

Market price at end of period(b)	$110.77		$116.96	$107.84	$92.52	$97.23	$84.45

Net Asset Value Total Return(c)	(4.13)%		10.90%	20.80%	(2.28)%	18.54%	(2.88)%		12.51%
Market Price Total Return(c)	(4.11)%		11.15%	20.28%	(2.04)%	18.60%	(2.92)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$390,988		$333,333	$208,557	$300,013	$335,499	$139,434		$168,180
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)	0.40%
Net investment income	2.55	%(d)	2.56%	2.77%	2.72%	2.96%	3.29	%(d)	3.01%
Portfolio turnover rate(e)	7%		15%	10%	11%	27%	7%		11%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Financial Highlights–(continued)

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

	Six Months Ended October 31, 2022							Six Months Ended April 30,		Year Ended October 31,
			Years Ended April 30,
	(Unaudited)		2022	2021	2020		2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$85.55		$92.63	$53.10	$66.18		$63.30	$62.00		$51.40

Net investment income(a)	0.64		0.93	0.75	0.89		0.77	0.42		0.60
Net realized and unrealized gain (loss) on investments	(1.99)		(7.10)	39.56	(12.99)		2.96	1.30		10.59

Total from investment operations	(1.35)		(6.17)	40.31	(12.10)		3.73	1.72		11.19

Distributions to shareholders from:
Net investment income	(0.59)		(0.91)	(0.78)	(0.98)		(0.85)	(0.42)		(0.59)

Net asset value at end of period	$83.61		$85.55	$92.63	$53.10		$66.18	$63.30		$62.00

Market price at end of period(b)	$83.67		$85.47	$92.64	$52.87		$66.19	$63.29

Net Asset Value Total Return(c)	(1.55)%		(6.72)%	76.41%	(18.24)%		5.96%	2.76%		21.82%
Market Price Total Return(c)	(1.39)%		(6.81)%	77.20%	(18.60)%		5.99%	2.74%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$117,055		$123,195	$113,933	$53,095		$105,893	$104,438		$114,692
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.41	%(e)	0.40%	0.40	%(d)	0.41%
Net investment income	1.53	%(d)	1.01%	1.06%	1.42	%(e)	1.19%	1.33	%(d)	1.02%
Portfolio turnover rate(f)	17%		28%	33%	32%		30%	9%		26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights–(continued)

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

	Six Months Ended October 31, 2022							Six Months Ended April 30,	Year Ended October 31,
			Years Ended April 30,
	(Unaudited)		2022	2021	2020		2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$73.76		$81.19	$42.63	$55.83		$54.92	$ 52.78	$42.47

Net investment income(a)	0.53		0.83	0.59	0.62		0.59	0.29	0.47
Net realized and unrealized gain (loss) on investments	(2.27)		(7.48)	38.62	(12.84)		0.80	2.15	10.27

Total from investment operations	(1.74)		(6.65)	39.21	(12.22)		1.39	2.44	10.74

Distributions to shareholders from:
Net investment income	(0.50)		(0.78)	(0.65)	(0.98)		(0.48)	(0.30)	(0.43)

Net asset value at end of period	$71.52		$73.76	$81.19	$42.63		$55.83	$ 54.92	$52.78

Market price at end of period(b)	$71.58		$73.55	$81.20	$42.39		$55.63	$ 55.02

Net Asset Value Total Return(c)	(2.33)%		(8.27)%	92.69%	(22.17)%		2.55%	4.62%	25.32%
Market Price Total Return(c)	(1.96)%		(8.54)%	93.79%	(22.33)%		2.00%	4.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$50,066		$61,222	$58,458	$21,316		$36,287	$30,208	$31,666
Ratio to average net assets of:
Expenses	0.40	%(d)	0.40%	0.40%	0.42	%(e)	0.40%	0.40%(d)	0.41%
Net investment income	1.49	%(d)	1.01%	0.99%	1.20	%(e)	1.05%	1.10%(d)	0.96%
Portfolio turnover rate(f)	19%		29%	40%	42%		34%	10%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P 500® Equal Weight ETF (RSP)	“S&P 500® Equal Weight ETF”

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)	“S&P 500® Equal Weight Communication Services ETF”

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)	“S&P 500® Equal Weight Consumer Discretionary ETF”

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)	“S&P 500® Equal Weight Consumer Staples ETF”

Invesco S&P 500® Equal Weight Energy ETF (RYE)	“S&P 500® Equal Weight Energy ETF”

Invesco S&P 500® Equal Weight Financials ETF (RYF)	“S&P 500® Equal Weight Financials ETF”

Invesco S&P 500® Equal Weight Health Care ETF (RYH)	“S&P 500® Equal Weight Health Care ETF”

Invesco S&P 500® Equal Weight Industrials ETF (RGI)	“S&P 500® Equal Weight Industrials ETF”

Invesco S&P 500® Equal Weight Materials ETF (RTM)	“S&P 500® Equal Weight Materials ETF”

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)	“S&P 500® Equal Weight Real Estate ETF”

Invesco S&P 500® Equal Weight Technology ETF (RYT)	“S&P 500® Equal Weight Technology ETF”

Invesco S&P 500® Equal Weight Utilities ETF (RYU)	“S&P 500® Equal Weight Utilities ETF”

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)	“S&P MidCap 400® Equal Weight ETF”

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)	“S&P SmallCap 600® Equal Weight ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index

S&P 500® Equal Weight Communication Services ETF	S&P 500® Equal Weight Communication Services Plus Index

S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index

S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index

S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Plus Index

S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index

S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index

S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index

S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index

S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index

S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index

S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Utilities Plus Index

S&P MidCap 400® Equal Weight ETF	S&P MidCap 400® Equal Weight Index

S&P SmallCap 600® Equal Weight ETF	S&P SmallCap 600® Equal Weight Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

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Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

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Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute

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substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

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received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

S&P 500® Equal Weight ETF	$60,080

S&P 500® Equal Weight Communication Services ETF	160

S&P 500® Equal Weight Consumer Discretionary ETF	1,944

S&P 500® Equal Weight Consumer Staples ETF	869

S&P 500® Equal Weight Energy ETF	554

S&P 500® Equal Weight Financials ETF	418

S&P 500® Equal Weight Health Care ETF	411

S&P 500® Equal Weight Industrials ETF	1,226

S&P 500® Equal Weight Materials ETF	718

S&P 500® Equal Weight Real Estate ETF	186

S&P 500® Equal Weight Technology ETF	2,297

S&P 500® Equal Weight Utilities ETF	671

S&P MidCap 400® Equal Weight ETF	2,587

S&P SmallCap 600® Equal Weight ETF	1,006

J. Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

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Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P 500® Equal Weight Communication Services ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary

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expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

S&P 500® Equal Weight ETF	0.20%

S&P 500® Equal Weight Communication Services ETF	0.40%

S&P 500® Equal Weight Consumer Discretionary ETF	0.40%

S&P 500® Equal Weight Consumer Staples ETF	0.40%

S&P 500® Equal Weight Energy ETF	0.40%

S&P 500® Equal Weight Financials ETF	0.40%

S&P 500® Equal Weight Health Care ETF	0.40%

S&P 500® Equal Weight Industrials ETF	0.40%

S&P 500® Equal Weight Materials ETF	0.40%

S&P 500® Equal Weight Real Estate ETF	0.40%

S&P 500® Equal Weight Technology ETF	0.40%

S&P 500® Equal Weight Utilities ETF	0.40%

S&P MidCap 400® Equal Weight ETF	0.40%

S&P SmallCap 600® Equal Weight ETF	0.40%

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended October 31, 2022, the Adviser waived fees for each Fund in the following amounts:

S&P 500® Equal Weight ETF	$5,605

S&P 500® Equal Weight Communication Services ETF	11

S&P 500® Equal Weight Consumer Discretionary ETF	132

S&P 500® Equal Weight Consumer Staples ETF	129

S&P 500® Equal Weight Energy ETF	189

S&P 500® Equal Weight Financials ETF	115

S&P 500® Equal Weight Health Care ETF	239

S&P 500® Equal Weight Industrials ETF	96

S&P 500® Equal Weight Materials ETF	172

S&P 500® Equal Weight Real Estate ETF	31

S&P 500® Equal Weight Technology ETF	327

S&P 500® Equal Weight Utilities ETF	175

S&P MidCap 400® Equal Weight ETF	41

S&P SmallCap 600® Equal Weight ETF	19

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the six months ended October 31, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P 500® Equal Weight ETF	$532,275

S&P 500® Equal Weight Communication Services ETF	910

S&P 500® Equal Weight Consumer Discretionary ETF	3,327

S&P 500® Equal Weight Consumer Staples ETF	3,680

S&P 500® Equal Weight Energy ETF	16,920

S&P 500® Equal Weight Financials ETF	5,853

S&P 500® Equal Weight Health Care ETF	7,411

S&P 500® Equal Weight Industrials ETF	3,502

S&P 500® Equal Weight Materials ETF	6,219

S&P 500® Equal Weight Real Estate ETF	2,764

S&P 500® Equal Weight Technology ETF	25,528

S&P 500® Equal Weight Utilities ETF	10,795

S&P MidCap 400® Equal Weight ETF	6,379

S&P SmallCap 600® Equal Weight ETF	3,199

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended October 31, 2022, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P 500® Equal Weight ETF	$68,154,386	$-	$-
S&P 500® Equal Weight Energy ETF	11,130,781	-	-

S&P MidCap 400® Equal Weight ETF	716,440	1,201,727	(290,800)
S&P SmallCap 600® Equal Weight ETF	278,688	154,956	39,404

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

81

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

S&P 500® Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$30,867,342,086	$-	$-	$30,867,342,086

Money Market Funds	2,037,687	1,771,953,689	-	1,773,991,376

Total Investments	$30,869,379,773	$1,771,953,689	$-	$32,641,333,462

S&P 500® Equal Weight Communication Services ETF

Investments in Securities

Common Stocks & Other Equity Interests	$30,838,364	$-	$-	$30,838,364

Money Market Funds	1,868,646	2,167,013	-	4,035,659

Total Investments	$32,707,010	$2,167,013	$-	$34,874,023

S&P 500® Equal Weight Consumer Discretionary ETF

Investments in Securities

Common Stocks & Other Equity Interests	$355,050,685	$-	$-	$355,050,685

Money Market Funds	-	35,819,873	-	35,819,873

Total Investments	$355,050,685	$35,819,873	$-	$390,870,558

S&P 500® Equal Weight Consumer Staples ETF

Investments in Securities

Common Stocks & Other Equity Interests	$658,475,157	$-	$-	$658,475,157

Money Market Funds	159,115	32,746,511	-	32,905,626

Total Investments	$658,634,272	$32,746,511	$-	$691,380,783

S&P 500® Equal Weight Energy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$587,196,922	$-	$-	$587,196,922

Money Market Funds	-	43,395,364	-	43,395,364

Total Investments	$587,196,922	$43,395,364	$-	$630,592,286

S&P 500® Equal Weight Financials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$413,064,277	$-	$-	$413,064,277

Money Market Funds	-	7,760,356	-	7,760,356

Total Investments	$413,064,277	$7,760,356	$-	$420,824,633

S&P 500® Equal Weight Health Care ETF

Investments in Securities

Common Stocks & Other Equity Interests	$928,775,466	$-	$-	$928,775,466

Money Market Funds	399,420	31,965,134	-	32,364,554

Total Investments	$929,174,886	$31,965,134	$-	$961,140,020

S&P 500® Equal Weight Industrials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$313,724,758	$-	$-	$313,724,758

Money Market Funds	72,927	19,627,561	-	19,700,488

Total Investments	$313,797,685	$19,627,561	$-	$333,425,246

S&P 500® Equal Weight Materials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$344,501,867	$-	$-	$344,501,867

Money Market Funds	94,673	25,415,055	-	25,509,728

Total Investments	$344,596,540	$25,415,055	$-	$370,011,595

S&P 500® Equal Weight Real Estate ETF

Investments in Securities

Common Stocks & Other Equity Interests	$104,589,436	$-	$-	$104,589,436

Money Market Funds	83,571	3,537,212	-	3,620,783

Total Investments	$104,673,007	$3,537,212	$-	$108,210,219

82

	Level 1	Level 2	Level 3	Total

S&P 500® Equal Weight Technology ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,974,874,921	$-	$-	$1,974,874,921

Money Market Funds	1,449,262	156,265,912	-	157,715,174

Total Investments	$1,976,324,183	$156,265,912	$-	$2,132,590,095

S&P 500® Equal Weight Utilities ETF

Investments in Securities

Common Stocks & Other Equity Interests	$390,514,691	$-	$-	$390,514,691

Money Market Funds	24,776	17,685,228	-	17,710,004

Total Investments	$390,539,467	$17,685,228	$-	$408,224,695

S&P MidCap 400® Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$116,945,834	$-	$-	$116,945,834

Money Market Funds	96,893	35,186,515	-	35,283,408

Total Investments	$117,042,727	$35,186,515	$-	$152,229,242

S&P SmallCap 600® Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$50,052,848	$-	$-	$50,052,848

Money Market Funds	-	15,659,334	-	15,659,334

Total Investments	$50,052,848	$15,659,334	$-	$65,712,182

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of April 30, 2022, as follows:

	No expiration

	Short-Term	Long-Term	Total*

S&P 500® Equal Weight ETF	$421,732,928	$1,935,588,850	$2,357,321,778

S&P 500® Equal Weight Communication Services ETF	853,534	683,361	1,536,895

S&P 500® Equal Weight Consumer Discretionary ETF	11,079,764	29,490,245	40,570,009

S&P 500® Equal Weight Consumer Staples ETF	9,858,678	61,996,330	71,855,008

S&P 500® Equal Weight Energy ETF	27,995,785	139,547,789	167,543,574

S&P 500® Equal Weight Financials ETF	6,725,173	28,064,254	34,789,427

S&P 500® Equal Weight Health Care ETF	10,032,742	76,650,165	86,682,907

S&P 500® Equal Weight Industrials ETF	8,844,627	23,214,347	32,058,974

S&P 500® Equal Weight Materials ETF	5,973,047	19,410,072	25,383,119

S&P 500® Equal Weight Real Estate ETF	436,802	863,577	1,300,379

S&P 500® Equal Weight Technology ETF	44,346,756	103,648,760	147,995,516

S&P 500® Equal Weight Utilities ETF	11,627,561	17,789,077	29,416,638

S&P MidCap 400® Equal Weight ETF	10,606,463	17,741,440	28,347,903

S&P SmallCap 600® Equal Weight ETF	9,980,801	12,566,370	22,547,171

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon avariety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

83

NOTE 7–Investment Transactions

For the six months ended October 31, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

S&P 500® Equal Weight ETF	$3,328,212,061	$3,325,211,874

S&P 500® Equal Weight Communication Services ETF	5,416,805	5,411,216

S&P 500® Equal Weight Consumer Discretionary ETF	42,099,213	42,120,934

S&P 500® Equal Weight Consumer Staples ETF	57,712,337	59,220,583

S&P 500® Equal Weight Energy ETF	75,084,093	66,112,319

S&P 500® Equal Weight Financials ETF	42,086,747	42,003,949

S&P 500® Equal Weight Health Care ETF	93,301,918	93,167,742

S&P 500® Equal Weight Industrials ETF	29,009,331	29,135,355

S&P 500® Equal Weight Materials ETF	44,881,920	44,540,281

S&P 500® Equal Weight Real Estate ETF	21,477,325	21,365,566

S&P 500® Equal Weight Technology ETF	224,593,985	225,442,363

S&P 500® Equal Weight Utilities ETF	28,618,231	28,227,748

S&P MidCap 400® Equal Weight ETF	19,930,660	19,885,150

S&P SmallCap 600® Equal Weight ETF	9,930,552	9,889,760

For the six months ended October 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

S&P 500® Equal Weight ETF	$3,876,913,145	$3,570,262,736

S&P 500® Equal Weight Communication Services ETF	4,130,042	6,762,790

S&P 500® Equal Weight Consumer Discretionary ETF	243,234,389	216,750,089

S&P 500® Equal Weight Consumer Staples ETF	205,451,409	108,061,605

S&P 500® Equal Weight Energy ETF	202,346,869	228,556,060

S&P 500® Equal Weight Financials ETF	43,135,140	103,928,385

S&P 500® Equal Weight Health Care ETF	65,595,363	19,436,058

S&P 500® Equal Weight Industrials ETF	38,247,332	119,300,190

S&P 500® Equal Weight Materials ETF	116,025,448	265,501,782

S&P 500® Equal Weight Real Estate ETF	8,883,450	44,077,132

S&P 500® Equal Weight Technology ETF	533,628,135	599,112,652

S&P 500® Equal Weight Utilities ETF	149,129,264	59,434,697

S&P MidCap 400® Equal Weight ETF	8,437,535	11,304,589

S&P SmallCap 600® Equal Weight ETF	2,063,619	11,105,828

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of October 31, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

S&P 500® Equal Weight ETF	$2,438,467,481	$(3,589,356,816)	$(1,150,889,335)	$33,792,222,797

S&P 500® Equal Weight Communication Services ETF	240,524	(13,276,134)	(13,035,610)	47,909,633

S&P 500® Equal Weight Consumer Discretionary ETF	6,684,489	(91,580,530)	(84,896,041)	475,766,599

S&P 500® Equal Weight Consumer Staples ETF	59,440,447	(21,818,950)	37,621,497	653,759,286

S&P 500® Equal Weight Energy ETF	111,023,712	(8,075,111)	102,948,601	527,643,685

S&P 500® Equal Weight Financials ETF	24,750,076	(52,213,751)	(27,463,675)	448,288,308

S&P 500® Equal Weight Health Care ETF	155,649,596	(80,459,190)	75,190,406	885,949,614

S&P 500® Equal Weight Industrials ETF	13,948,108	(39,689,513)	(25,741,405)	359,166,651

S&P 500® Equal Weight Materials ETF	10,245,090	(75,261,230)	(65,016,140)	435,027,735

S&P 500® Equal Weight Real Estate ETF	463,382	(30,775,819)	(30,312,437)	138,522,656

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	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

S&P 500® Equal Weight Technology ETF	$107,821,853	$(245,046,658)	$(137,224,805)	$2,269,814,900

S&P 500® Equal Weight Utilities ETF	13,249,696	(25,763,088)	(12,513,392)	420,738,087

S&P MidCap 400® Equal Weight ETF	12,109,024	(13,058,279)	(949,255)	153,178,497

S&P SmallCap 600® Equal Weight ETF	2,740,197	(12,820,143)	(10,079,946)	75,792,128

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

85

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500® Equal Weight ETF (RSP)

Actual	$1,000.00	$ 955.80	0.20%	$0.99

Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

Actual	1,000.00	869.20	0.40	1.88

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

Actual	1,000.00	908.30	0.40	1.92

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

Actual	1,000.00	976.40	0.40	1.99

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Energy ETF (RYE)

Actual	1,000.00	1,172.60	0.40	2.19

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

86

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500® Equal Weight Financials ETF (RYF)

Actual	$1,000.00	$ 992.90	0.40%	$2.01

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

Actual	1,000.00	982.00	0.40	2.00

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

Actual	1,000.00	990.50	0.40	2.01

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Materials ETF (RTM)

Actual	1,000.00	867.90	0.40	1.88

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

Actual	1,000.00	806.30	0.40	1.82

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Technology ETF (RYT)

Actual	1,000.00	947.40	0.40	1.96

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

Actual	1,000.00	958.70	0.40	1.97

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

Actual	1,000.00	984.50	0.40	2.00

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

Actual	1,000.00	976.70	0.40	1.99

Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST1-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
October 31, 2022
RPG	Invesco S&P 500® Pure Growth ETF

RPV	Invesco S&P 500® Pure Value ETF

XLG	Invesco S&P 500® Top 50 ETF

RFG	Invesco S&P MidCap 400® Pure Growth ETF

RFV	Invesco S&P MidCap 400® Pure Value ETF

RZG	Invesco S&P SmallCap 600® Pure Growth ETF

RZV	Invesco S&P SmallCap 600® Pure Value ETF

2

Invesco S&P 500® Pure Growth ETF (RPG)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-3.40%
Alphabet, Inc., Class A(b)	242,816	$22,948,540
Alphabet, Inc., Class C(b)	225,774	21,371,767
Meta Platforms, Inc., Class A(b)	124,726	11,619,474
Netflix, Inc.(b)	76,870	22,436,816

		78,376,597

Consumer Discretionary-14.31%
Amazon.com, Inc.(b)	200,328	20,521,600
AutoZone, Inc.(b)	23,741	60,133,104
Etsy, Inc.(b)(c)	296,103	27,807,033
Lowe’s Cos., Inc.	178,343	34,767,968
O’Reilly Automotive, Inc.(b)	60,696	50,812,871
Pool Corp.(c)	101,475	30,871,739
Tesla, Inc.(b)	231,830	52,750,598
Tractor Supply Co.(c)	236,677	52,014,504

		329,679,417

Energy-8.77%
Devon Energy Corp.	1,058,654	81,886,887
Diamondback Energy, Inc.(c)	544,209	85,500,676
Targa Resources Corp.	508,964	34,797,869

		202,185,432

Financials-10.15%
Discover Financial Services	509,386	53,210,461
First Republic Bank	208,333	25,020,793
Goldman Sachs Group, Inc. (The)	199,729	68,808,638
MSCI, Inc.	58,320	27,343,915
Signature Bank	199,666	31,653,051
SVB Financial Group(b)	120,458	27,820,980

		233,857,838

Health Care-17.35%
Align Technology, Inc.(b)	67,132	13,043,747
Bio-Techne Corp.	72,814	21,571,876
Charles River Laboratories International, Inc.(b)(c)	115,879	24,595,318
DexCom, Inc.(b)	535,728	64,705,228
Eli Lilly and Co.	194,329	70,364,588
Moderna, Inc.(b)(c)	321,122	48,274,270
PerkinElmer, Inc.	293,056	39,146,420
Regeneron Pharmaceuticals, Inc.(b)	81,085	60,712,394
Thermo Fisher Scientific, Inc.	62,613	32,181,204
West Pharmaceutical Services, Inc.	109,733	25,249,563

		399,844,608

Industrials-5.15%
Equifax, Inc.(c)	134,088	22,733,279
Expeditors International of Washington, Inc.(c)	417,013	40,804,722
Generac Holdings, Inc.(b)	201,242	23,325,960
Old Dominion Freight Line, Inc.(c)	116,151	31,895,065

		118,759,026

	Shares	Value
Information Technology-34.82%
Adobe, Inc.(b)	66,299	$21,116,232
Advanced Micro Devices, Inc.(b)	500,295	30,047,718
Apple, Inc.(c)	219,942	33,725,906
Applied Materials, Inc.	370,292	32,693,081
Arista Networks, Inc.(b)	377,755	45,655,469
Cadence Design Systems, Inc.(b)	185,171	28,033,038
Enphase Energy, Inc.(b)	352,690	108,275,830
EPAM Systems, Inc.(b)	113,905	39,866,750
Fortinet, Inc.(b)(c)	1,287,972	73,620,480
Gartner, Inc.(b)(c)	140,392	42,387,153
Intuit, Inc.	93,039	39,774,172
KLA Corp.	157,083	49,708,915
Lam Research Corp.	63,514	25,709,197
Microsoft Corp.	133,033	30,880,950
Monolithic Power Systems, Inc.	128,619	43,659,720
NVIDIA Corp.	259,190	34,982,874
Oracle Corp.	459,311	35,858,410
QUALCOMM, Inc.	276,346	32,514,870
ServiceNow, Inc.(b)	61,123	25,716,891
Teradyne, Inc.(c)	347,864	28,298,736

		802,526,392

Real Estate-1.90%
Camden Property Trust	109,035	12,598,994
Extra Space Storage, Inc.	176,090	31,245,410

		43,844,404

Utilities-4.16%
NRG Energy, Inc.	2,161,185	95,956,614

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,531,694,359)		2,305,030,328

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.09%
Invesco Private Government Fund, 3.18%(d)(e)(f)	40,518,968	40,518,968
Invesco Private Prime Fund, 3.28%(d)(e)(f)	99,972,480	99,972,480

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $140,489,052)		140,491,448

TOTAL INVESTMENTS IN SECURITIES-106.10% (Cost $2,672,183,411)		2,445,521,776
OTHER ASSETS LESS LIABILITIES-(6.10)%		(140,671,021)

NET ASSETS-100.00%		$2,304,850,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Pure Growth ETF (RPG)–(continued)

October 31, 2022

(Unaudited)

Notes	to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$16,756,286	$(16,756,286)	$-	$-	$-	$9,611

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	22,260,207	371,891,495	(353,632,734)	-	-	40,518,968	322,995	*

Invesco Private Prime Fund	51,899,910	838,443,299	(790,370,912)	(5,136)	5,319	99,972,480	924,502	*

Total	$74,160,117	$1,227,091,080	$(1,160,759,932)	$(5,136)	$5,319	$140,491,448	$1,257,108

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Information Technology	34.82

Health Care	17.35

Consumer Discretionary	14.31

Financials	10.15

Energy	8.77

Industrials	5.15

Utilities	4.16

Communication Services	3.40

Real Estate	1.90

Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Pure Value ETF (RPV)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-5.58%
AT&T, Inc.	1,751,815	$31,935,587
DISH Network Corp., Class A(b)(c)	1,452,825	21,661,621
Fox Corp., Class A	374,738	10,818,686
Fox Corp., Class B	173,533	4,720,098
Lumen Technologies, Inc.(c)	3,209,462	23,621,640
News Corp., Class A	745,333	12,573,768
News Corp., Class B(c)	228,151	3,908,227
Omnicom Group, Inc.	211,544	15,389,826
Paramount Global, Class B(c)	1,865,820	34,181,822
T-Mobile US, Inc.(b)	94,477	14,318,934
Verizon Communications, Inc.	280,172	10,470,028
Warner Bros Discovery, Inc.(b)(c)	585,034	7,605,442

		191,205,679

Consumer Discretionary-5.62%
Best Buy Co., Inc.	312,307	21,364,922
BorgWarner, Inc.(c)	888,725	33,353,849
Ford Motor Co.	1,856,579	24,822,461
General Motors Co.	760,607	29,853,825
Lennar Corp., Class A(c)	252,028	20,338,660
Mohawk Industries, Inc.(b)(c)	200,654	19,011,967
PulteGroup, Inc.(c)	541,264	21,645,147
Whirlpool Corp.(c)	160,604	22,201,897

		192,592,728

Consumer Staples-10.33%
Archer-Daniels-Midland Co.	795,412	77,139,056
Conagra Brands, Inc.	736,912	27,044,670
JM Smucker Co. (The)	134,582	20,276,124
Kraft Heinz Co. (The)	1,141,912	43,929,355
Kroger Co. (The)	787,628	37,246,928
Molson Coors Beverage Co., Class B(c)	803,800	40,535,634
Sysco Corp.	182,163	15,768,029
Tyson Foods, Inc., Class A	558,979	38,206,215
Walgreens Boots Alliance, Inc.	984,815	35,945,748
Walmart, Inc.	126,377	17,987,238

		354,078,997

Energy-11.27%
Baker Hughes Co., Class A	1,195,355	33,063,519
Chevron Corp.	158,250	28,627,425
Exxon Mobil Corp.	318,379	35,279,577
Kinder Morgan, Inc.	1,554,939	28,175,495
Marathon Oil Corp.	1,208,740	36,806,133
Marathon Petroleum Corp.	779,859	88,607,580
Phillips 66.	571,898	59,643,242
Valero Energy Corp.	605,019	75,960,135

		386,163,106

Financials-31.48%
Aflac, Inc.	665,680	43,342,425
Allstate Corp. (The)(c)	489,700	61,824,625
American International Group, Inc.	954,064	54,381,648
Assurant, Inc.	212,453	28,863,865
Bank of New York Mellon Corp. (The)	434,009	18,276,119
Berkshire Hathaway, Inc., Class B(b)	255,066	75,267,426
Chubb Ltd.	148,473	31,905,363
Citigroup, Inc.	673,186	30,872,310

	Shares	Value
Financials-(continued)
Citizens Financial Group, Inc.	756,411	$30,937,210
Everest Re Group Ltd.(c)	183,562	59,228,115
Fifth Third Bancorp	407,356	14,538,536
Globe Life, Inc.	393,079	45,408,486
Hartford Financial Services Group, Inc. (The)	530,033	38,379,689
Huntington Bancshares, Inc.	1,330,318	20,194,227
Invesco Ltd.(d)	1,853,001	28,387,975
KeyCorp	1,038,659	18,560,836
Lincoln National Corp.	903,224	48,656,677
Loews Corp.	920,204	52,470,032
M&T Bank Corp.(c)	167,383	28,182,276
MetLife, Inc.	964,395	70,603,358
PNC Financial Services Group, Inc. (The)	56,114	9,080,929
Principal Financial Group, Inc.(c)	509,120	44,868,746
Progressive Corp. (The)	150,860	19,370,424
Prudential Financial, Inc.	646,536	68,009,122
State Street Corp.	243,048	17,985,552
Travelers Cos., Inc. (The)	241,909	44,622,534
Truist Financial Corp.	339,095	15,188,065
U.S. Bancorp	235,361	9,991,074
W.R. Berkley Corp.	303,161	22,549,115
Wells Fargo & Co.	582,346	26,782,092

		1,078,728,851

Health Care-12.97%
AmerisourceBergen Corp.	217,081	34,129,475
Cardinal Health, Inc.(c)	624,521	47,401,144
Centene Corp.(b)	620,892	52,856,536
Cigna Corp.	285,796	92,329,256
CVS Health Corp.	538,384	50,984,965
DaVita, Inc.(b)(c)	130,571	9,532,989
Elevance Health, Inc.	59,715	32,650,370
Henry Schein, Inc.(b)(c)	292,641	20,034,203
Humana, Inc.	57,671	32,185,032
Organon & Co.(c)	385,453	10,091,159
Universal Health Services, Inc., Class B	306,213	35,480,900
Viatris, Inc.	2,664,340	26,989,764

		444,665,793

Industrials-4.92%
Alaska Air Group, Inc.(b)(c)	339,401	15,089,769
C.H. Robinson Worldwide, Inc.(c)	236,040	23,065,829
FedEx Corp.	123,546	19,801,953
Huntington Ingalls Industries, Inc.(c)	139,634	35,895,712
Leidos Holdings, Inc.	203,228	20,645,933
PACCAR, Inc.	152,833	14,798,819
Raytheon Technologies Corp.	152,543	14,464,127
Textron, Inc.	169,649	11,610,778
Wabtec Corp.	140,505	13,106,306

		168,479,226

Information Technology-3.95%
DXC Technology Co.(b)	1,560,568	44,866,330
Fidelity National Information Services, Inc.	94,783	7,866,041
Global Payments, Inc.(c)	105,194	12,019,466
Hewlett Packard Enterprise Co.	3,230,118	46,093,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Pure Value ETF (RPV)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Intel Corp.	228,797	$6,504,699
Western Digital Corp.(b)(c)	527,092	18,116,152

		135,466,472

Materials-6.71%
Corteva, Inc.	439,504	28,717,192
Dow, Inc.	550,126	25,712,889
DuPont de Nemours, Inc.	225,684	12,909,125
Eastman Chemical Co.	99,992	7,680,386
International Paper Co.	729,197	24,508,311
LyondellBasell Industries N.V., Class A(c)	374,563	28,635,341
Mosaic Co. (The)(c)	1,043,499	56,088,071
WestRock Co.	1,343,634	45,764,174

		230,015,489

Real Estate-0.40%
Kimco Realty Corp.	650,756	13,913,163

Utilities-6.72%
American Electric Power Co., Inc.	139,483	12,263,345
Atmos Energy Corp.(c)	145,723	15,526,786
Consolidated Edison, Inc.	243,154	21,387,826
Constellation Energy Corp.(c)	123,405	11,666,709
DTE Energy Co.	96,231	10,788,457
Duke Energy Corp.	118,449	11,037,078
Edison International	200,325	12,027,513
Entergy Corp.	152,201	16,306,815
Evergy, Inc.	230,122	14,067,358
Exelon Corp.	370,302	14,289,954

	Shares	Value
Utilities-(continued)
NiSource, Inc.	403,983	$10,378,323
PG&E Corp.(b)(c)	1,769,295	26,415,574
Pinnacle West Capital Corp.	415,062	27,896,317
PPL Corp.	515,667	13,660,019
Sempra Energy	82,520	12,455,569

		230,167,643

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $3,564,177,783)		3,425,477,147

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.97%
Invesco Private Government Fund, 3.18%(d)(e)(f)	64,714,233	64,714,233
Invesco Private Prime Fund, 3.28%(d)(e)(f) .	139,773,847	139,773,847

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $204,487,412)		204,488,080

TOTAL INVESTMENTS IN SECURITIES-105.92% (Cost $3,768,665,195)		3,629,965,227
OTHER ASSETS LESS LIABILITIES-(5.92)%		(202,881,289)

NET ASSETS-100.00%		$3,427,083,938

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Invesco Ltd.	$36,016,603	$4,281,223	$(5,827,931)	$(4,854,786)	$(1,227,134)	$28,387,975	$709,393

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	228,618	49,693,662	(49,922,280)	-	-	-	19,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Pure Value ETF (RPV)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$36,255,009	$357,386,754	$(328,927,530)	$-	$-	$64,714,233	$588,111	*

Invesco Private Prime Fund	84,530,808	836,236,724	(780,998,464)	(2,041)	6,820	139,773,847	1,624,686	*

Total	$157,031,038	$1,247,598,363	$(1,165,676,205)	$(4,856,827)	$(1,220,314)	$232,876,055	$2,942,154

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Financials	31.48

Health Care	12.97

Energy	11.27

Consumer Staples	10.33

Utilities	6.72

Materials	6.71

Consumer Discretionary	5.62

Communication Services	5.58

Industrials	4.92

Information Technology	3.95

Real Estate	0.40

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Top 50 ETF (XLG)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-11.19%
Alphabet, Inc., Class A(b)	681,678	$64,425,388
Alphabet, Inc., Class C(b)	609,607	57,705,399
AT&T, Inc.	809,182	14,751,388
Comcast Corp., Class A	500,070	15,872,222
Meta Platforms, Inc., Class A(b)	259,199	24,146,979
Verizon Communications, Inc.	476,896	17,821,603
Walt Disney Co. (The)(b)	207,019	22,055,804

		216,778,783

Consumer Discretionary-12.54%
Amazon.com, Inc.(b)	1,007,741	103,232,988
Home Depot, Inc. (The)	116,806	34,589,761
McDonald’s Corp.	83,542	22,778,562
NIKE,Inc.,Class B	143,492	13,298,838
Tesla, Inc.(b)	302,788	68,896,381

		242,796,530

Consumer Staples-8.06%
Coca-Cola Co. (The)	442,518	26,484,702
Costco Wholesale Corp.	50,364	25,257,546
PepsiCo, Inc.	156,907	28,491,173
Philip Morris International, Inc.	176,025	16,167,896
Procter & Gamble Co. (The)	271,583	36,574,083
Walmart, Inc.	161,859	23,037,392

		156,012,792

Energy-4.62%
Chevron Corp.	204,674	37,025,527
Exxon Mobil Corp.	473,742	52,495,351

		89,520,878

Financials-7.79%
Bank of America Corp.	794,802	28,644,664
Berkshire Hathaway, Inc., Class B(b)	205,227	60,560,435
JPMorgan Chase & Co.	333,283	41,953,664
Wells Fargo & Co.	430,718	19,808,721

		150,967,484

Health Care-16.78%
Abbott Laboratories	198,862	19,675,406
AbbVie, Inc.	200,995	29,425,668
Bristol-Myers Squibb Co.	242,461	18,783,454
Danaher Corp.	74,347	18,710,909
Eli Lilly and Co.	89,641	32,458,110
Johnson & Johnson	298,864	51,993,370
Medtronic PLC	150,878	13,177,685
Merck & Co., Inc.	288,006	29,146,207
Pfizer, Inc.	638,013	29,699,505
Thermo Fisher Scientific, Inc.	44,494	22,868,581
UnitedHealth Group, Inc.	106,365	59,048,530

		324,987,425

	Shares	Value
Industrials-0.72%
Union Pacific Corp.	70,915	$13,980,183

Information Technology-37.36%
Accenture PLC, Class A	71,824	20,390,834
Adobe, Inc.(b)	53,145	16,926,682
Advanced Micro Devices, Inc.(b)	183,307	11,009,418
Apple, Inc.	1,717,531	263,366,204
Broadcom, Inc.	45,860	21,559,703
Cisco Systems, Inc.	470,226	21,362,367
Intel Corp.	466,247	13,255,402
Mastercard, Inc., Class A	96,996	31,832,147
Microsoft Corp.	847,927	196,829,295
NVIDIA Corp.	284,581	38,409,898
QUALCOMM, Inc.	127,519	15,003,886
salesforce.com, inc.(b)	112,987	18,370,556
Texas Instruments, Inc.	103,750	16,665,363
Visa, Inc., Class A(c)	185,827	38,495,921

		723,477,676

Materials-0.87%
Linde PLC (United Kingdom)	56,594	16,828,226

Total Common Stocks & Other Equity Interests (Cost $1,759,284,929)		1,935,349,977

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $45,683)	45,683	45,683

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,759,330,612)		1,935,395,660

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.83%
Invesco Private Government Fund, 3.18%(d)(e)(f)	4,466,880	4,466,880
Invesco Private Prime Fund, 3.28%(d)(e)(f)	11,483,396	11,483,396

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,950,244)		15,950,276

TOTAL INVESTMENTS IN SECURITIES-100.76% (Cost $1,775,280,856)		1,951,345,936
OTHER ASSETS LESS LIABILITIES-(0.76)%		(14,681,251)

NET ASSETS-100.00%		$1,936,664,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Top 50 ETF (XLG)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$16,985,626	$(16,939,943)	$-	$-	$45,683	$6,500

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	12,114,562	89,429,880	(97,077,562)	-	-	4,466,880	77,467	*

Invesco Private Prime Fund	25,624,591	201,936,520	(216,076,551)	(4,311)	3,147	11,483,396	212,248	*

Total	$37,739,153	$308,352,026	$(330,094,056)	$(4,311)	$3,147	$15,995,959	$296,215

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Information Technology	37.36

Health Care	16.78

Consumer Discretionary	12.54

Communication Services	11.19

Consumer Staples	8.06

Financials	7.79

Energy	4.62

Sector Types Each Less Than 3%	1.59

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-0.53%
Ziff Davis, Inc.(b)(c)	18,499	$1,431,638

Consumer Discretionary-17.06%
Boyd Gaming Corp.	35,973	2,077,801
Brunswick Corp.	21,195	1,497,851
Churchill Downs, Inc.	10,571	2,197,817
Crocs, Inc.(b)(c)	43,119	3,050,669
Deckers Outdoor Corp.(b)	9,880	3,457,308
Dick’s Sporting Goods, Inc.(c)	60,008	6,826,510
Five Below, Inc.(b)(c)	15,144	2,216,324
Fox Factory Holding Corp.(b)(c)	35,611	3,128,426
GameStop Corp., Class A(b)(c)	61,039	1,728,014
Light & Wonder, Inc.(b)	32,303	1,813,490
Mattel, Inc.(b)(c)	131,865	2,500,160
RH(b)(c)	3,430	870,980
Service Corp. International	27,227	1,650,229
Tempur Sealy International, Inc.	133,478	3,589,224
TopBuild Corp.(b)	11,145	1,896,210
Williams-Sonoma, Inc.	28,223	3,494,854
Wingstop, Inc.(c)	17,662	2,797,484
YETI Holdings, Inc.(b)(c)	39,407	1,264,177

		46,057,528

Consumer Staples-3.28%
Celsius Holdings, Inc.(b)(c)	51,252	4,668,032
Coca-Cola Consolidated, Inc.	4,670	2,274,337
Darling Ingredients, Inc.(b)	24,413	1,915,932

		8,858,301

Energy-8.03%
Antero Midstream Corp.	480,100	5,113,065
Matador Resources Co.	105,048	6,980,440
Murphy Oil Corp.	126,242	6,123,999
PDC Energy, Inc.	47,996	3,462,431

		21,679,935

Financials-16.02%
Affiliated Managers Group, Inc.	17,927	2,225,816
East West Bancorp, Inc.	39,658	2,838,323
Evercore, Inc., Class A	36,790	3,866,629
First Financial Bankshares, Inc.(c)	43,097	1,658,804
Jefferies Financial Group, Inc.	179,375	6,172,294
Kinsale Capital Group, Inc.	8,038	2,533,336
Navient Corp.(c)	425,166	6,437,013
PacWest Bancorp	88,408	2,197,823
Pinnacle Financial Partners, Inc.	44,884	3,724,923
SLM Corp.	387,722	6,432,308
Stifel Financial Corp.	48,260	2,985,846
UMB Financial Corp.	26,184	2,179,033

		43,252,148

Health Care-19.43%
Arrowhead Pharmaceuticals, Inc.(b)(c)	35,118	1,222,458
Azenta, Inc.(c)	36,255	1,609,722
Bruker Corp.	29,456	1,821,559
Inari Medical, Inc.(b)(c)	36,640	2,818,715
Medpace Holdings, Inc.(b)(c)	22,699	5,038,724
Neurocrine Biosciences, Inc.(b)	25,633	2,950,871
Omnicell, Inc.(b)	21,678	1,676,143

	Shares	Value
Health Care-(continued)
Option Care Health, Inc.(b)	125,342	$3,792,849
QuidelOrtho Corp.(b)	17,491	1,571,042
Repligen Corp.(b)(c)	17,546	3,201,969
Shockwave Medical, Inc.(b)	67,871	19,896,384
STAAR Surgical Co.(b)(c)	27,416	1,942,972
Syneos Health, Inc.(b)	16,912	852,026
Tandem Diabetes Care, Inc.(b)(c)	30,565	1,716,225
Tenet Healthcare Corp.(b)	52,395	2,324,242

		52,435,901

Industrials-11.06%
ASGN, Inc.(b)	18,541	1,571,906
Avis Budget Group, Inc.(b)(c)	11,097	2,623,997
Axon Enterprise, Inc.(b)	23,587	3,430,493
Builders FirstSource, Inc.(b)	68,934	4,250,470
Carlisle Cos., Inc.	7,256	1,732,733
Chart Industries, Inc.(b)(c)	7,944	1,770,559
FTI Consulting, Inc.(b)(c)	16,326	2,540,815
GXO Logistics, Inc.(b)(c)	30,090	1,099,489
Saia, Inc.(b)	11,457	2,278,339
Simpson Manufacturing Co., Inc.	12,142	1,037,898
Tetra Tech, Inc.	8,671	1,225,039
Trex Co., Inc.(b)(c)	36,560	1,758,170
Valmont Industries, Inc.	6,921	2,209,322
Vicor Corp.(b)(c)	19,266	920,337
Watts Water Technologies, Inc., Class A	9,539	1,396,128

		29,845,695

Information Technology-10.39%
Calix, Inc.(b)	55,903	4,116,697
Concentrix Corp.	38,275	4,678,353
Dynatrace, Inc.(b)	94,324	3,323,978
ExlService Holdings, Inc.(b)	10,903	1,982,711
Lattice Semiconductor Corp.(b)	31,698	1,537,670
Maximus, Inc.	31,914	1,968,136
Paylocity Holding Corp.(b)	9,842	2,281,277
Power Integrations, Inc.(c)	29,222	1,949,400
Qualys, Inc.(b)	15,203	2,167,340
Silicon Laboratories, Inc.(b)(c)	10,036	1,153,337
SiTime Corp.(b)(c)	6,578	590,770
Synaptics, Inc.(b)(c)	5,643	499,970
Teradata Corp.(b)(c)	56,568	1,786,983

		28,036,622

Materials-12.03%
Avient Corp.	41,776	1,440,854
Cleveland-Cliffs, Inc.(b)(c)	334,647	4,347,065
Eagle Materials, Inc.	20,675	2,528,759
Louisiana-Pacific Corp.(c)	110,568	6,263,677
MP Materials Corp.(b)(c)	141,290	4,244,352
Olin Corp.	62,292	3,298,361
Scotts Miracle-Gro Co. (The)(c)	11,396	523,190
Steel Dynamics, Inc.	79,989	7,522,966
Valvoline, Inc.	78,470	2,303,879

		32,473,103

Real Estate-2.08%
Independence Realty Trust, Inc.	90,841	1,522,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400® Pure Growth ETF (RFG)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Life Storage, Inc.	21,395	$2,366,501
National Storage Affiliates Trust	40,453	1,725,725

		5,614,721

Total Common Stocks & Other Equity Interests (Cost $284,315,774)		269,685,592

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $151,753)	151,754	151,753

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $284,467,527)		269,837,345

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.14%
Invesco Private Government Fund, 3.18%(d)(e)(f)	15,983,891	$15,983,891
Invesco Private Prime Fund, 3.28%(d)(e)(f)	41,071,324	41,071,324

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,055,173)		57,055,215

TOTAL INVESTMENTS IN SECURITIES-121.10% (Cost $341,522,700)		326,892,560
OTHER ASSETS LESS LIABILITIES-(21.10)%		(56,959,205)

NET ASSETS-100.00%		$269,933,355

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,103,020	$(1,951,267)	$-	$-	$151,753	$1,158

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,042,244	84,542,890	(88,601,243)	-	-	15,983,891	173,943	*

Invesco Private Prime Fund	48,584,214	167,231,090	(174,744,416)	(1,271)	1,707	41,071,324	474,296	*

Total	$68,626,458	$253,877,000	$(265,296,926)	$(1,271)	$1,707	$57,206,968	$649,397

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400® Pure Growth ETF (RFG)–(continued)

October 31, 2022

(Unaudited)

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Health Care	19.43

Consumer Discretionary	17.06

Financials	16.02

Materials	12.03

Industrials	11.06

Information Technology	10.39

Energy	8.03

Consumer Staples	3.28

Sector Types Each Less Than 3%	2.61

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400® Pure Value ETF (RFV)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Consumer Discretionary-19.33%
Adient PLC(b)(c)	52,526	$1,837,359
Dana, Inc.(c)	95,904	1,530,628
Foot Locker, Inc.(c)	58,499	1,854,418
Gap, Inc. (The)(c)	133,152	1,500,623
Goodyear Tire & Rubber Co. (The)(b)(c)	113,835	1,445,705
Graham Holdings Co., Class B	4,183	2,609,648
Harley-Davidson, Inc.(c)	16,145	694,235
KB Home	52,921	1,525,183
Kohl’s Corp.	51,196	1,533,320
Lear Corp.(c)	9,894	1,372,397
Lithia Motors, Inc., Class A(c)	7,899	1,565,187
Macy’s, Inc.	66,589	1,388,381
Murphy USA, Inc.	7,166	2,253,779
Nordstrom, Inc.(c)	37,336	759,414
PVH Corp.	27,719	1,422,539
Taylor Morrison Home Corp., Class A(b)(c)	85,636	2,255,652
Thor Industries, Inc.(c)	21,417	1,744,843
Toll Brothers, Inc.(c)	18,568	799,909
Topgolf Callaway Brands Corp.(b)(c)	39,240	734,573

		28,827,793

Consumer Staples-5.11%
BJ’s Wholesale Club Holdings, Inc.(b)	11,588	896,911
Ingredion, Inc.	7,783	693,621
Nu Skin Enterprises, Inc., Class A	25,910	989,503
Performance Food Group Co.(b)	37,293	1,940,728
Pilgrim’s Pride Corp.(b)	49,768	1,147,152
Sprouts Farmers Market, Inc.(b)(c)	66,207	1,953,107

		7,621,022

Energy-6.09%
Equitrans Midstream Corp.	66,106	556,612
HF Sinclair Corp.	102,168	6,249,617
NOV, Inc.(c)	101,671	2,277,430

		9,083,659

Financials-30.16%
Annaly Capital Management, Inc.(c)	64,832	1,202,634
Associated Banc-Corp.	65,848	1,603,399
Bread Financial Holdings, Inc.	24,526	885,634
Cadence Bank(c)	39,441	1,090,544
CNO Financial Group, Inc.	117,779	2,598,205
Essent Group Ltd.	24,632	974,935
F.N.B. Corp.(c)	121,784	1,759,779
First Horizon Corp.	73,512	1,801,779
Fulton Financial Corp.	83,867	1,528,895
Hanover Insurance Group, Inc. (The)	13,006	1,905,249
International Bancshares Corp.(c)	20,286	1,006,186
Kemper Corp.(c)	47,909	2,283,822
MGIC Investment Corp.	100,472	1,371,443
New York Community Bancorp, Inc.(c)	114,400	1,065,064
Old National Bancorp(c)	54,365	1,063,379
Old Republic International Corp.	92,323	2,142,817
Prosperity Bancshares, Inc.	13,528	968,199
Reinsurance Group of America, Inc.	32,555	4,791,119
RenaissanceRe Holdings Ltd. (Bermuda)	5,273	815,628
Selective Insurance Group, Inc.	11,254	1,103,792
Texas Capital Bancshares, Inc.(b)	21,533	1,291,980

	Shares	Value
Financials-(continued)
United Bankshares, Inc.(c)	29,570	$1,252,289
Unum Group	145,332	6,625,686
Valley National Bancorp(c)	57,242	679,462
Voya Financial, Inc.(c)	32,458	2,218,829
Washington Federal, Inc.	24,475	947,182

		44,977,930

Health Care-1.90%
Patterson Cos., Inc.(c)	52,003	1,350,518
Perrigo Co. PLC(c)	36,758	1,480,612

		2,831,130

Industrials-12.98%
AGCO Corp.	9,102	1,130,195
CACI International, Inc., Class A(b)	2,773	843,075
EMCOR Group, Inc.(c)	7,859	1,108,905
EnerSys	9,740	645,665
Fluor Corp.(b)(c)	45,781	1,385,333
JetBlue Airways Corp.(b)	81,133	652,309
Kirby Corp.(b)(c)	12,205	851,299
Knight-Swift Transportation Holdings, Inc.(c)	12,033	577,945
ManpowerGroup, Inc.	21,545	1,687,835
MDU Resources Group, Inc.	40,757	1,160,759
Oshkosh Corp.	7,034	618,992
Owens Corning	10,409	891,115
Ryder System, Inc.	27,232	2,192,448
Science Applications International Corp.(c)	12,275	1,329,874
Terex Corp.	17,644	715,288
Timken Co. (The)	8,246	587,857
Univar Solutions, Inc.(b)	69,574	1,772,746
Werner Enterprises, Inc.(c)	13,146	515,323
XPO Logistics, Inc.(b)(c)	13,339	690,160

		19,357,123

Information Technology-8.20%
Arrow Electronics, Inc.(b)	19,510	1,975,583
Avnet, Inc.	86,237	3,465,865
Kyndryl Holdings, Inc.(b)	59,070	571,207
TD SYNNEX Corp.(c)	19,079	1,745,919
Viasat, Inc.(b)(c)	22,295	913,203
Vishay Intertechnology, Inc.	60,263	1,260,099
Xerox Holdings Corp.(c)	156,882	2,295,184

		12,227,060

Materials-10.64%
Cabot Corp.(c)	12,856	944,659
Chemours Co. (The)(c)	17,788	509,270
Commercial Metals Co.	70,590	3,211,845
Greif, Inc., Class A	31,456	2,082,702
Reliance Steel & Aluminum Co.	11,237	2,264,031
Silgan Holdings, Inc.(c)	17,485	828,090
United States Steel Corp.(c)	148,015	3,013,585
Westlake Corp.(c)	14,403	1,392,050
Worthington Industries, Inc.(c)	34,242	1,628,549

		15,874,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P MidCap 400® Pure Value ETF (RFV)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Real Estate-0.91%
Sabra Health Care REIT, Inc.(c)	48,359	$660,584
SL Green Realty Corp.	17,432	691,702

		1,352,286

Utilities-4.64%
ALLETE, Inc.	11,082	623,584
Hawaiian Electric Industries, Inc.(c)	14,502	551,656
NorthWestern Corp.	15,096	797,522
ONE Gas, Inc.	8,444	654,241
Portland General Electric Co.(c)	14,073	632,441
Southwest Gas Holdings, Inc.	18,061	1,319,717
Spire, Inc.	19,733	1,377,561
UGI Corp.	27,055	955,853

		6,912,575

Total Common Stocks & Other Equity Interests (Cost $155,729,728)		149,065,359

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e) (Cost $5,442)	5,442	5,442

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $155,735,170)		149,070,801

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.67%
Invesco Private Government Fund, 3.18%(d)(e)(f)	11,554,044	$11,554,044
Invesco Private Prime Fund, 3.28%(d)(e)(f)	29,704,165	29,704,165

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,257,798)		41,258,209

TOTAL INVESTMENTS IN SECURITIES-127.63% (Cost $196,992,968)		190,329,010
OTHER ASSETS LESS LIABILITIES-(27.63)%		(41,199,322)

NET ASSETS-100.00%.		$149,129,688

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$89,315	$1,902,396	$(1,986,269)	$-	$-	$5,442	$676

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,518,534	34,245,615	(30,210,105)	-	-	11,554,044	66,786	*

Invesco Private Prime Fund	17,532,140	77,259,086	(65,087,031)	(1,241)	1,211	29,704,165	181,604	*

Total	$25,139,989	$113,407,097	$(97,283,405)	$(1,241)	$1,211	$41,263,651	$249,066

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P MidCap 400® Pure Value ETF (RFV)–(continued)

October 31, 2022

(Unaudited)

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of October 31, 2022

Financials	30.16

Consumer Discretionary	19.33

Industrials	12.98

Materials	10.64

Information Technology	8.20

Energy	6.09

Consumer Staples	5.11

Utilities	4.64

Sector Types Each Less Than 3%	2.81

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.96%
Shutterstock, Inc.(b)	5,482	$274,264
TechTarget, Inc.(b)(c)	18,535	1,196,434
Thryv Holdings, Inc.(b)(c)	28,286	578,732

		2,049,430

Consumer Discretionary-14.22%
Boot Barn Holdings, Inc.(b)(c)	11,116	631,389
Buckle, Inc. (The)	22,966	903,253
Cavco Industries, Inc.(c)	2,578	584,355
Century Communities, Inc.(b)	20,283	902,796
Children’s Place, Inc. (The)(b)(c)	10,806	437,427
Gentherm, Inc.(b)(c)	4,980	290,932
Hibbett, Inc.(b)	29,722	1,855,247
Installed Building Products, Inc.	5,030	432,580
LGI Homes, Inc.(b)(c)	8,557	787,672
Liquidity Services, Inc.(b)(c)	39,600	680,328
MarineMax, Inc.(b)(c)	29,034	938,088
Movado Group, Inc.(b)	25,123	830,818
Shoe Carnival, Inc.	36,000	863,280
Signet Jewelers Ltd.	15,135	987,407
Sleep Number Corp.(b)(c)	13,821	383,395
Sturm Ruger & Co., Inc.(b)	8,837	496,021
Vista Outdoor, Inc.(b)(c)	34,803	1,010,679
XPEL, Inc.(b)(c)(d)	26,899	1,861,142

		14,876,809

Consumer Staples-5.41%
Inter Parfums, Inc.(b)	8,077	653,268
Medifast, Inc.(b)	3,824	447,370
MGP Ingredients, Inc.(b)	12,220	1,369,251
Simply Good Foods Co. (The)(b)(c)	34,001	1,302,238
United Natural Foods, Inc.(b)(c)	33,040	1,401,226
Vector Group Ltd.	46,162	490,241

		5,663,594

Energy-5.65%
Callon Petroleum Co.(b)(c)	17,983	790,533
Civitas Resources, Inc.(b)	22,355	1,562,838
Dorian LPG Ltd.	118,476	2,140,861
Ranger Oil Corp., Class A(b)	14,230	582,007
SM Energy Co.	18,619	837,483

		5,913,722

Financials-20.81%
Axos Financial, Inc.(b)(c)	22,154	863,120
B. Riley Financial, Inc.(b)	33,390	1,358,305
Bancorp, Inc. (The)(b)(c)	33,607	926,881
Brightsphere Investment Group, Inc.	23,489	442,063
Customers Bancorp, Inc.(b)(c)	37,847	1,275,065
Donnelley Financial Solutions, Inc.(b)(c)	15,401	622,662
Enova International, Inc.(c)	32,314	1,211,452
First Bancorp	115,137	1,818,013
Flagstar Bancorp, Inc.	36,070	1,395,909
HCI Group, Inc.(b)	12,350	452,504
HomeStreet, Inc.(b)	25,054	650,402
Palomar Holdings, Inc.(b)(c)	12,336	1,097,411
Pathward Financial, Inc.	27,089	1,138,551
Piper Sandler Cos.(b)	11,637	1,489,187

	Shares	Value
Financials-(continued)
Preferred Bank	15,712	$1,207,782
Redwood Trust, Inc.(b)	85,376	608,731
ServisFirst Bancshares, Inc.(b)	17,058	1,284,979
Triumph Bancorp, Inc.(b)(c)	14,128	727,592
Trupanion, Inc.(b)(c)	4,945	249,574
Veritex Holdings, Inc.	28,921	913,325
Virtus Investment Partners, Inc.	4,120	706,539
Walker & Dunlop, Inc.	9,339	840,136
World Acceptance Corp.(b)(c)	6,128	497,716

		21,777,899

Health Care-22.23%
AMN Healthcare Services, Inc.(c)	10,872	1,364,436
AngioDynamics, Inc.(c)	33,903	477,693
Apollo Medical Holdings, Inc.(b)(c)	10,261	363,855
Arcus Biosciences, Inc.(b)(c)	24,527	624,948
Avid Bioservices, Inc.(b)(c)	66,639	1,128,865
BioLife Solutions, Inc.(b)(c)	19,861	467,131
Cara Therapeutics, Inc.(b)(c)	85,525	803,935
Catalyst Pharmaceuticals, Inc.(b)(c)	95,226	1,320,785
Collegium Pharmaceutical, Inc.(b)(c)	45,836	822,298
Community Health Systems, Inc.(c)	115,634	331,870
CorVel Corp.(c)	4,035	662,587
Cross Country Healthcare, Inc.(b)(c)	54,042	2,004,418
Dynavax Technologies Corp.(b)(c)	188,274	2,155,737
Fulgent Genetics, Inc.(b)(c)	29,156	1,155,452
Heska Corp.(b)(c)	2,451	175,884
Innoviva, Inc.(b)(c)	89,185	1,209,349
iTeos Therapeutics, Inc.(c)	30,428	592,737
Joint Corp. (The)(b)(c)	25,023	413,380
Ligand Pharmaceuticals, Inc.(b)(c)	7,599	666,052
OptimizeRx Corp.(b)(c)	29,460	454,126
Organogenesis Holdings, Inc.(b)(c)	193,298	634,017
RadNet, Inc.(b)(c)	17,502	334,638
Supernus Pharmaceuticals, Inc.(b)(c)	18,726	641,740
uniQure N.V. (Netherlands)(c)	39,931	743,515
Vericel Corp.(b)(c)	20,209	543,218
Vir Biotechnology, Inc.(b)(c)	101,945	2,240,751
Xencor, Inc.(b)(c)	14,535	406,980
Zynex, Inc.(b)	45,752	521,573

		23,261,970

Industrials-12.27%
3D Systems Corp.(b)(c)	37,677	332,688
ArcBest Corp.(b)	9,789	777,540
Comfort Systems USA, Inc.(b)	13,352	1,646,035
Encore Wire Corp.(b)	16,024	2,204,742
Heidrick & Struggles International, Inc.	20,430	575,309
Insteel Industries, Inc.(b)	26,678	702,965
Korn Ferry	11,663	648,346
Matson, Inc.(b)	12,217	898,927
Mueller Industries, Inc.(b)	21,650	1,356,156
MYR Group, Inc.(c)	13,995	1,224,703
NV5 Global, Inc.(b)(c)	7,697	1,115,680
Triumph Group, Inc.(c)	24,976	226,033
UFP Industries, Inc.	15,945	1,135,762

		12,844,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Information Technology-15.13%
A10 Networks, Inc.	56,020	$941,136
ADTRAN Holdings, Inc.	20,826	467,752
Advanced Energy Industries, Inc.(b)	6,013	472,922
Alarm.com Holdings, Inc.(b)(c)	6,433	378,518
Axcelis Technologies, Inc.(b)(c)	12,692	736,136
Clearfield, Inc.(b)(c)	12,439	1,510,965
Diebold Nixdorf, Inc.(b)(c)	78,136	194,559
Digital Turbine, Inc.(b)(c)	34,798	508,051
Diodes, Inc.(c)	9,579	686,527
Extreme Networks, Inc.(c)	55,836	1,001,698
Fabrinet (Thailand)(c)	8,060	922,064
Harmonic, Inc.(b)(c)	51,548	796,417
Kulicke & Soffa Industries, Inc. (Singapore)(b)	30,763	1,290,200
MaxLinear, Inc.(c)	24,096	744,084
Onto Innovation, Inc.(b)(c)	16,689	1,115,493
Perficient, Inc.(b)(c)	9,413	630,389
Rambus, Inc.(c)	26,621	802,889
Rogers Corp.(c)	2,570	604,798
SPS Commerce, Inc.(b)(c)	4,092	517,720
TTEC Holdings, Inc.	6,058	269,399
Ultra Clean Holdings, Inc.(b)(c)	19,538	607,827
Veeco Instruments, Inc.(b)(c)	34,897	636,172

		15,835,716

Materials-0.35%
Balchem Corp.(b)	2,634	368,233

Real Estate-1.92%
Douglas Elliman, Inc.	23,326	107,766
Innovative Industrial Properties, Inc.(b)	5,953	643,519
NexPoint Residential Trust, Inc.	8,611	392,662
St. Joe Co. (The)(b)	24,351	865,191

		2,009,138

Total Common Stocks & Other Equity Interests (Cost $130,765,684)		104,601,397

	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(e)(f) (Cost $55,091)	55,091	$55,091

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $130,820,775)		104,656,488

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-33.15%
Invesco Private Government Fund, 3.18%(e)(f)(g)	9,714,544	9,714,544
Invesco Private Prime Fund, 3.28%(e)(f)(g)	24,973,962	24,973,962

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,688,961)		34,688,506

TOTAL INVESTMENTS IN SECURITIES-133.15% (Cost $165,509,736)		139,344,994
OTHER ASSETS LESS LIABILITIES-(33.15)%		(34,696,207)

NET ASSETS-100.00%		$104,648,787

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2022 represented 1.78% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$56,928	$1,669,634	$(1,671,471)	$-	$-	$55,091	$470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)–(continued)

October 31, 2022

(Unaudited)

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$11,064,178	$21,105,759	$(22,455,393)	$-	$-	$9,714,544	$95,705	*

Invesco Private Prime Fund	25,804,690	42,115,190	(42,947,126)	(1,838)	3,046	24,973,962	260,561	*

Total	$36,925,796	$64,890,583	$(67,073,990)	$(1,838)	$3,046	$34,743,597	$356,736

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Health Care	22.23

Financials	20.81

Information Technology	15.13

Consumer Discretionary	14.22

Industrials	12.27

Energy	5.65

Consumer Staples	5.41

Sector Types Each Less Than 3%	4.23

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

October 31, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.35%
AMC Networks, Inc., Class A(b)	47,493	$1,069,067
ATN International, Inc.	29,334	1,264,882
Scholastic Corp.	29,719	1,133,483
Telephone & Data Systems, Inc.	153,923	2,616,691

		6,084,123

Consumer Discretionary-17.61%
Aaron’s Co., Inc. (The)(c)	131,488	1,370,105
Adtalem Global Education, Inc.(b)	27,330	1,139,661
American Axle & Manufacturing Holdings, Inc.(b)(c)	167,477	1,622,852
America’s Car-Mart, Inc.(b)(c)	18,699	1,278,264
Bed Bath & Beyond, Inc.(b)(c)	45,501	207,940
Big Lots, Inc.(c)	61,586	1,162,128
Bloomin’ Brands, Inc.	44,874	1,077,425
Brinker International, Inc.(b)(c)	20,165	673,309
Caleres, Inc.(c)	47,382	1,294,950
Cato Corp. (The), Class A	147,660	1,758,631
Chico’s FAS, Inc.(b)(c)	416,064	2,446,456
Conn’s, Inc.(b)(c)	155,058	1,273,026
El Pollo Loco Holdings, Inc.(c)	63,740	639,950
Ethan Allen Interiors, Inc.(c)	54,407	1,392,275
G-III Apparel Group Ltd.(b)	86,323	1,683,298
Group 1 Automotive, Inc.(c)	10,559	1,826,707
Guess?, Inc.(c)	60,399	1,025,575
Haverty Furniture Cos., Inc., (Acquired 12/17/2021 - 03/18/2022; Cost $1,976,419)(c)(d)	61,660	1,638,923
La-Z-Boy, Inc.(c)	32,656	808,889
LL Flooring Holdings, Inc.(b)	126,432	1,051,914
M.D.C. Holdings, Inc.	36,353	1,107,312
M/I Homes, Inc.(b)	48,265	2,002,515
Motorcar Parts of America, Inc.(b)(c)	148,173	2,815,287
ODP Corp. (The)(b)	57,610	2,279,628
Perdoceo Education Corp.(b)	163,732	1,871,457
Sonic Automotive, Inc., Class A(c)	42,644	1,993,607
Standard Motor Products, Inc.	17,843	676,785
Strategic Education, Inc.(c)	26,624	1,837,056
Tri Pointe Homes, Inc.(b)(c)	116,711	1,954,909
Tupperware Brands Corp.(b)(c)	57,321	443,091
Unifi, Inc.(b)	127,017	1,158,395
Universal Electronics, Inc.(b)(c)	25,607	522,639
Urban Outfitters, Inc.(b)(c)	52,491	1,252,435
Zumiez, Inc.(b)(c)	15,691	351,949

		45,639,343

Consumer Staples-9.45%
Andersons, Inc. (The)	79,847	2,816,204
Central Garden & Pet Co.(b)(c)	4,428	182,743
Central Garden & Pet Co., Class A(b)(c)	18,075	707,455
Edgewell Personal Care Co.(c)	17,035	667,602
Fresh Del Monte Produce, Inc.	118,416	3,088,289
Hostess Brands, Inc.(b)	50,620	1,340,418
PriceSmart, Inc.	14,305	915,091
Seneca Foods Corp., Class A(b)	71,656	4,522,210
SpartanNash Co.(c)	111,545	3,983,272

	Shares	Value
Consumer Staples-(continued)
TreeHouse Foods, Inc.(b)(c)	63,891	$3,209,884
Universal Corp.	60,457	3,059,729

		24,492,897

Energy-9.64%
Archrock, Inc.	78,878	592,374
Bristow Group, Inc.(b)	33,489	1,002,661
CONSOL Energy, Inc.	38,628	2,434,337
Helix Energy Solutions Group, Inc.(b)(c)	515,171	3,606,197
Nabors Industries Ltd.(b)(c)	7,874	1,370,312
Oceaneering International, Inc.(b)	73,967	1,034,798
Oil States International, Inc.(b)(c)	258,750	1,674,112
PBF Energy, Inc., Class A(b)	142,481	6,304,784
ProPetro Holding Corp.(b)	85,221	1,009,017
REX American Resources Corp.(b)(c)	33,726	1,011,443
US Silica Holdings, Inc.(b)	153,871	2,214,204
World Fuel Services Corp.	107,182	2,732,069

		24,986,308

Financials-20.29%
American Equity Investment Life Holding Co.	62,779	2,704,519
Apollo Commercial Real Estate Finance, Inc.(c)	73,019	822,194
ARMOUR Residential REIT, Inc.	106,300	565,516
BankUnited, Inc.(c)	15,563	559,490
Berkshire Hills Bancorp, Inc.(c)	27,950	817,538
Columbia Banking System, Inc.(c)	27,056	905,564
Employers Holdings, Inc.(c)	40,626	1,771,700
EZCORP, Inc., Class A(b)(c)	357,538	3,453,817
First Financial Bancorp	42,984	1,120,593
Franklin BSP Realty Trust, Inc.(c)	66,444	936,196
Genworth Financial, Inc., Class A(b)	818,896	3,824,244
Granite Point Mortgage Trust, Inc.	85,459	671,708
Heritage Financial Corp.	51,033	1,719,302
Hope Bancorp, Inc.	77,716	1,054,606
Horace Mann Educators Corp.	47,532	1,875,613
Invesco Mortgage Capital, Inc.(c)(e)	26,014	304,624
Mercury General Corp.	64,600	1,873,400
Mr. Cooper Group, Inc.(b)(c)	53,685	2,120,021
New York Mortgage Trust, Inc.	281,295	756,684
NMI Holdings, Inc., Class A(b)(c)	38,723	849,195
Northwest Bancshares, Inc.	60,423	909,970
PennyMac Mortgage Investment Trust(c)	66,299	919,567
PRA Group, Inc.(b)(c)	15,335	513,723
ProAssurance Corp.	76,344	1,695,600
Ready Capital Corp.(c)	79,495	963,479
Renasant Corp.(c)	28,864	1,165,240
S&T Bancorp, Inc.	31,907	1,206,404
Safety Insurance Group, Inc.(c)	15,417	1,340,508
Simmons First National Corp., Class A(c)	27,359	653,059
SiriusPoint Ltd. (Bermuda)(b)	413,028	2,651,640
StoneX Group, Inc.(b)	42,265	3,944,170
TrustCo Bank Corp.(c)	23,998	895,605
Trustmark Corp.(c)	25,957	949,247
Two Harbors Investment Corp.	198,408	706,332
United Fire Group, Inc.(c)	123,096	3,335,902
Universal Insurance Holdings, Inc.	203,628	2,044,425

		52,601,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600® Pure Value ETF (RZV)–(continued)

October 31, 2022

(Unaudited)

	Shares	Value
Health Care-1.32%
AdaptHealth Corp.(b)(c)	65,171	$1,485,899
Emergent BioSolutions, Inc.(b)	15,247	318,052
Owens & Minor, Inc.(c)	31,363	533,171
Select Medical Holdings Corp.	42,910	1,101,929

		3,439,051

Industrials-17.18%
AAR Corp.(b)	56,392	2,499,294
ABM Industries, Inc.	36,412	1,620,698
American Woodmark Corp.(b)	26,373	1,196,016
Arcosa, Inc.(c)	12,996	834,343
Atlas Air Worldwide Holdings, Inc.(b)(c)	31,180	3,153,545
CoreCivic, Inc.(b)	154,760	1,620,337
Deluxe Corp.(c)	17,662	324,628
DXP Enterprises, Inc.(b)	56,367	1,612,660
GEO Group, Inc. (The)(b)(c)	431,787	3,652,918
Granite Construction, Inc.(c)	39,206	1,322,418
Greenbrier Cos., Inc. (The)	45,664	1,612,396
Griffon Corp.	53,085	1,706,152
Harsco Corp.(b)(c)	97,909	517,939
Hub Group, Inc., Class A(b)(c)	11,737	910,791
KAR Auction Services, Inc.(b)(c)	71,388	1,037,268
Kelly Services, Inc., Class A	190,794	3,117,574
Matthews International Corp., Class A(c)	27,932	750,812
MillerKnoll, Inc.(c)	45,039	953,926
Moog, Inc., Class A	16,316	1,382,781
NOW, Inc.(b)	150,817	1,919,900
Powell Industries, Inc.	80,461	1,984,973
Quanex Building Products Corp.(c)	58,709	1,300,991
Resideo Technologies, Inc.(b)(c)	54,189	1,279,944
Resources Connection, Inc.	56,562	1,033,388
SkyWest, Inc.(b)	47,565	840,949
Titan International, Inc.(b)(c)	150,540	2,252,078
TrueBlue, Inc.(b)	63,517	1,248,744
Veritiv Corp.(b)(c)	9,422	1,095,402
Wabash National Corp.(c)	80,616	1,745,336

		44,528,201

Information Technology-8.21%
Benchmark Electronics, Inc.	111,870	3,175,989
Consensus Cloud Solutions, Inc.(b)	21,069	1,182,814
Ebix, Inc.(c)	32,491	642,997
Insight Enterprises, Inc.(b)(c)	14,708	1,390,053
NETGEAR, Inc.(b)(c)	81,574	1,602,929
PC Connection, Inc.(c)	41,496	2,205,097
Photronics, Inc.(b)	76,664	1,243,490
Plexus Corp.(b)(c)	8,878	873,595
Sanmina Corp.(b)	69,401	3,889,926
ScanSource, Inc.(b)	84,241	2,609,786
TTM Technologies, Inc.(b)	160,579	2,458,465

		21,275,141

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Materials-12.48%
American Vanguard Corp.(c)	102,064	$2,375,029
Arconic Corp.(b)(c)	23,478	487,403
Carpenter Technology Corp.	27,259	1,019,487
Clearwater Paper Corp.(b)	42,484	1,889,688
FutureFuel Corp.	101,434	693,809
Kaiser Aluminum Corp.(c)	7,626	616,105
Koppers Holdings, Inc.(c)	69,942	1,745,752
Mativ Holdings, Inc., Class A(c)	52,126	1,237,471
Mercer International, Inc. (Germany)(c)	247,146	3,316,699
Minerals Technologies, Inc.	18,535	1,019,610
O-I Glass, Inc.(b)(c)	89,113	1,453,433
Olympic Steel, Inc.	146,776	3,993,775
Rayonier Advanced Materials, Inc.(b)(c)	414,456	1,885,775
SunCoke Energy, Inc.	421,736	3,061,804
Sylvamo Corp.	39,867	1,920,394
TimkenSteel Corp.(b)(c)	190,716	3,326,087
Tredegar Corp.	145,343	1,582,785
Trinseo PLC	38,488	724,344

		32,349,450

Real Estate-1.42%
Anywhere Real Estate, Inc.(b)(c)	204,471	1,519,220
Diversified Healthcare Trust	346,751	471,581
Franklin Street Properties Corp.	170,990	492,451
Office Properties Income Trust(c)	29,212	446,944
Orion Office REIT, Inc.(c)	38,474	360,501
RE/MAX Holdings, Inc., Class A(c)	20,495	398,833

		3,689,530

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $272,295,786)		259,085,439

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.88%
Invesco Private Government Fund, 3.18%(e)(f)(g)	16,427,968	16,427,968
Invesco Private Prime Fund, 3.28%(e)(f)(g)	42,869,256	42,869,256

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,298,948)		59,297,224

TOTAL INVESTMENTS IN SECURITIES-122.83% (Cost $331,594,734)		318,382,663
OTHER ASSETS LESS LIABILITIES-(22.83)%		(59,172,360)

NET ASSETS-100.00%		$259,210,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap 600® Pure Value ETF (RZV)–(continued)

October 31, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)	Restricted security. The value of this security at October 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income

Invesco Mortgage Capital, Inc.	$485,636	$54,513	$(74,970)	$(136,024)	$(24,531)	$304,624	$42,602

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	104,095	8,532,594	(8,636,689)	-	-	-	2,211

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	16,991,207	54,764,423	(55,327,662)	-	-	16,427,968	135,052	*

Invesco Private Prime Fund	39,656,595	110,261,473	(107,050,181)	(4,039)	5,408	42,869,256	372,037	*

Total	$57,237,533	$173,613,003	$(171,089,502)	$(140,063)	$(19,123)	$59,601,848	$551,902

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of October 31, 2022

Financials	20.29

Consumer Discretionary	17.61

Industrials	17.18

Materials	12.48

Energy	9.64

Consumer Staples	9.45

Information Technology	8.21

Sector Types Each Less Than 3%	5.09

Money Market Funds Plus Other Assets Less Liabilities	0.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Assets and Liabilities

October 31, 2022

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Assets:
Unaffiliated investments in securities, at value(a)	$2,305,030,328	$3,397,089,172	$1,935,349,977
Affiliated investments in securities, at value	140,491,448	232,876,055	15,995,959
Receivable for:
Dividends	1,312,213	2,513,207	1,585,833
Securities lending	12,248	20,914	2,748
Investments sold	3,128,752	9,465,658	-
Fund shares sold	-	68,790,770	-

Total assets	2,449,974,989	3,710,755,776	1,952,934,517

Liabilities:
Due to custodian	854,971	30,119	650
Payable for:
Investments purchased	-	68,757,039	-
Collateral upon return of securities loaned	140,489,052	204,487,412	15,950,244
Fund shares repurchased	3,129,227	9,470,823	-
Accrued unitary management fees	650,984	926,445	318,938

Total liabilities	145,124,234	283,671,838	16,269,832

Net Assets	$2,304,850,755	$3,427,083,938	$1,936,664,685

Net assets consist of:
Shares of beneficial interest	$2,886,647,230	$3,931,896,546	$1,783,128,222
Distributable earnings (loss)	(581,796,475)	(504,812,608)	153,536,463

Net Assets	$2,304,850,755	$3,427,083,938	$1,936,664,685

Shares outstanding (unlimited amount authorized, $0.01 par value)	14,790,299	43,422,836	6,800,785
Net asset value	$155.84	$78.92	$284.77

Market price	$155.84	$78.98	$284.76

Unaffiliated investments in securities, at cost	$2,531,694,359	$3,520,799,504	$1,759,284,929

Affiliated investments in securities, at cost	$140,489,052	$247,865,691	$15,995,927

(a)Includes securities on loan with an aggregate value of:	$135,748,578	$196,749,541	$15,475,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400® Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$269,685,592	$149,065,359	$104,601,397	$258,780,815
57,206,968	41,263,651	34,743,597	59,601,848

156,831	94,435	19,131	193,344
15,251	2,746	3,435	7,126
-	-	-	1,793,326
-	-	-	-

327,064,642	190,426,191	139,367,560	320,376,459

-	-	-	663

-	-	-	-
57,055,173	41,257,798	34,688,961	59,298,948
-	-	-	1,793,825
76,114	38,705	29,812	72,720

57,131,287	41,296,503	34,718,773	61,166,156

$269,933,355	$149,129,688	$104,648,787	$259,210,303

$504,884,441	$216,999,445	$241,467,397	$421,131,252
(234,951,086)	(67,869,757)	(136,818,610)	(161,920,949)

$269,933,355	$149,129,688	$104,648,787	$259,210,303

1,460,021	1,630,499	860,004	2,890,040
$184.88	$91.46	$121.68	$89.69

$185.02	$91.57	$121.79	$89.81

$284,315,774	$155,729,728	$130,765,684	$271,592,138

$57,206,926	$41,263,240	$34,744,052	$60,002,596

$55,223,827	$40,281,827	$33,594,583	$57,748,581

23

Statements of Operations

For the six months ended October 31, 2022

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Investment income:
Unaffiliated dividend income	$15,053,078	$46,707,860	$14,295,836
Affiliated dividend income	9,611	729,357	6,500
Securities lending income, net	60,239	103,217	14,221
Foreign withholding tax	-	-	-

Total investment income	15,122,928	47,540,434	14,316,557

Expenses:
Unitary management fees	4,067,202	6,113,661	2,040,457
Other expenses	-	52	-

Total expenses	4,067,202	6,113,713	2,040,457

Less: Waivers	(574)	(1,355)	(377)

Net expenses	4,066,628	6,112,358	2,040,080

Net investment income	11,056,300	41,428,076	12,276,477

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(17,323,522)	(20,978,022)	(45,022,141)
Affiliated investment securities	5,319	(141,117)	3,147
Unaffiliated in-kind redemptions	33,899,666	39,240,971	84,172,640
Affiliated in-kind redemptions	-	(1,079,197)	-

Net realized gain (loss)	16,581,463	17,042,635	39,153,646

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(63,671,540)	(166,823,110)	(244,001,896)
Affiliated investment securities	(5,136)	(4,856,827)	(4,311)

Change in net unrealized appreciation (depreciation)	(63,676,676)	(171,679,937)	(244,006,207)

Net realized and unrealized gain (loss)	(47,095,213)	(154,637,302)	(204,852,561)

Net increase (decrease) in net assets resulting from operations	$(36,038,913)	$(113,209,226)	$(192,576,084)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400® Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$1,661,438	$1,761,806	$1,031,342	$2,629,636
1,158	676	470	44,813
181,440	12,872	20,791	42,512
-	-	(3,098)	-

1,844,036	1,775,354	1,049,505	2,716,961

464,475	236,900	194,696	477,608
-	-	-	-

464,475	236,900	194,696	477,608

(65)	(40)	(29)	(140)

464,410	236,860	194,667	477,468

1,379,626	1,538,494	854,838	2,239,493

(9,687,103)	(2,507,983)	(1,985,376)	(8,911,935)
1,707	1,211	3,046	(341)
241,975	1,296,850	1,617,880	3,606,081
-	-	-	(18,782)

(9,443,421)	(1,209,922)	(364,450)	(5,324,977)

5,189,147	3,566,975	(2,824,342)	(3,760,865)
(1,271)	(1,241)	(1,838)	(140,063)

5,187,876	3,565,734	(2,826,180)	(3,900,928)

(4,255,545)	2,355,812	(3,190,630)	(9,225,905)

$(2,875,919)	$3,894,306	$(2,335,792)	$(6,986,412)

25

Statements of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco S&P 500® Pure Growth ETF (RPG)		Invesco S&P 500® Pure Value ETF (RPV)

	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income	$11,056,300	$1,727,132	$41,428,076	$62,020,153
Net realized gain (loss)	16,581,463	492,853,142	17,042,635	297,854,254
Change in net unrealized appreciation (depreciation)	(63,676,676)	(765,698,312)	(171,679,937)	(243,626,596)

Net increase (decrease) in net assets resulting from operations	(36,038,913)	(271,118,038)	(113,209,226)	116,247,811

Distributions to Shareholders from:
Distributable earnings	(10,415,565)	(119,825)	(44,847,555)	(51,458,072)

Shareholder Transactions:
Proceeds from shares sold	244,707,198	1,901,217,760	433,543,031	3,495,329,984
Value of shares repurchased	(175,738,297)	(1,998,029,879)	(621,643,310)	(2,025,732,789)

Net increase (decrease) in net assets resulting from share transactions	68,968,901	(96,812,119)	(188,100,279)	1,469,597,195

Net increase (decrease) in net assets	22,514,423	(368,049,982)	(346,157,060)	1,534,386,934

Net assets:
Beginning of period	2,282,336,332	2,650,386,314	3,773,240,998	2,238,854,064

End of period	$2,304,850,755	$2,282,336,332	$3,427,083,938	$3,773,240,998

Changes in Shares Outstanding:
Shares sold	1,530,000	9,250,000	5,430,000	43,130,000
Shares repurchased	(1,120,000)	(10,220,000)	(8,240,000)	(26,030,000)
Shares outstanding, beginning of period	14,380,299	15,350,299	46,232,836	29,132,836

Shares outstanding, end of period	14,790,299	14,380,299	43,422,836	46,232,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Top 50 ETF (XLG)		Invesco S&P Midcap 400® Pure Growth ETF (RFG)
Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022

$12,276,477	$22,300,799	$1,379,626	$510,612
39,153,646	187,208,389	(9,443,421)	43,354,521
(244,006,207)	(231,467,737)	5,187,876	(113,800,161)

(192,576,084)	(21,958,549)	(2,875,919)	(69,935,028)

(12,233,788)	(22,288,877)	(1,135,705)	(290,367)

183,130,357	722,727,072	10,901,428	137,069,734
(180,997,686)	(351,981,215)	(20,690,436)	(187,101,780)

2,132,671	370,745,857	(9,789,008)	(50,032,046)

(202,677,201)	326,498,431	(13,800,632)	(120,257,441)

2,139,341,886	1,812,843,455	283,733,987	403,991,428

$1,936,664,685	$2,139,341,886	$269,933,355	$283,733,987

610,000	2,080,000	60,000	610,000
(620,000)	(1,050,000)	(120,000)	(860,000)
6,810,785	5,780,785	1,520,021	1,770,021

6,800,785	6,810,785	1,460,021	1,520,021

27

Statements of Changes in Net Assets–(continued)

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	Invesco S&P MidCap 400® Pure Value ETF (RFV)		Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

	Six Months Ended October 31, 2022	Year Ended April 30, 2022	Six Months Ended October 31, 2022	Year Ended April 30, 2022
Operations:
Net investment income	$1,538,494	$3,014,263	$854,838	$575,250
Net realized gain (loss)	(1,209,922)	21,131,028	(364,450)	23,084,396
Change in net unrealized appreciation (depreciation)	3,565,734	(32,404,568)	(2,826,180)	(53,377,250)

Net increase (decrease) in net assets resulting from operations	3,894,306	(8,259,277)	(2,335,792)	(29,717,604)

Distributions to Shareholders from:
Distributable earnings	(1,595,132)	(2,774,070)	(689,898)	(432,797)

Shareholder Transactions:
Proceeds from shares sold	35,133,153	134,036,525	26,360,830	129,783,035
Value of shares repurchased	(28,470,599)	(146,614,490)	(27,847,829)	(128,659,135)

Net increase (decrease) in net assets resulting from share transactions	6,662,554	(12,577,965)	(1,486,999)	1,123,900

Net increase (decrease) in net assets	8,961,728	(23,611,312)	(4,512,689)	(29,026,501)

Net assets:
Beginning of period	140,167,960	163,779,272	109,161,476	138,187,977

End of period	$149,129,688	$140,167,960	$104,648,787	$109,161,476

Changes in Shares Outstanding:
Shares sold	400,000	1,390,000	210,000	900,000
Shares repurchased	(330,000)	(1,580,000)	(230,000)	(890,000)
Shares outstanding, beginning of period	1,560,499	1,750,499	880,004	870,004

Shares outstanding, end of period	1,630,499	1,560,499	860,004	880,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Six Months Ended October 31, 2022	Year Ended April 30, 2022

$2,239,493	$2,987,533
(5,324,977)	57,009,757
(3,900,928)	(51,145,105)

(6,986,412)	8,852,185

(2,078,651)	(2,916,498)

30,372,996	194,344,627
(47,815,375)	(252,069,646)

(17,442,379)	(57,725,019)

(26,507,442)	(51,789,332)

285,717,745	337,507,077

$259,210,303	$285,717,745

340,000	2,030,000
(570,000)	(2,710,000)
3,120,040	3,800,040

2,890,040	3,120,040

29

Financial Highlights

Invesco S&P 500® Pure Growth ETF (RPG)

	Six Months Ended October 31, 2022						Six Months Ended April 30,		Year Ended October 31,
			Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$158.71		$172.66	$116.76	$119.17	$109.10	$103.50		$82.11

Net investment income(a)	0.75		0.11	0.34	1.00	0.60	0.25		0.47
Net realized and unrealized gain (loss) on investments	(2.91)		(14.05)	56.02	(2.28)	10.04	5.55		21.52

Total from investment operations	(2.16)		(13.94)	56.36	(1.28)	10.64	5.80		21.99

Distributions to shareholders from:
Net investment income	(0.71)		(0.01)	(0.46)	(1.13)	(0.57)	(0.20)		(0.60)

Net asset value at end of period	$155.84		$158.71	$172.66	$116.76	$119.17	$109.10		$103.50

Market price at end of period(b)	$155.84		$158.73	$172.70	$116.76	$119.19	$109.20

Net Asset Value Total Return(c)	(1.34)%		(8.08)%	48.37%	(1.02)%	9.79%	5.61%		26.87%
Market Price Total Return(c)	(1.35)%		(8.10)%	48.40%	(1.03)%	9.71%	5.71%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,304,851		$2,282,336	$2,650,386	$2,195,101	$2,842,159	$2,345,747		$2,214,956
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)	0.35%
Net investment income	0.95	%(d)	0.06%	0.23%	0.84%	0.53%	0.47	%(d)	0.52%
Portfolio turnover rate(e)	2%		45%	56%	73%	64%	52%		58%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights–(continued)

Invesco S&P 500® Pure Value ETF (RPV)

	Six Months Ended October 31, 2022						Six Months Ended April 30,		Year Ended October 31,
			Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$81.61		$76.85	$45.75	$66.34	$66.33	$62.43		$52.33

Net investment income(a)	0.93		1.64	1.31	1.65	1.49	0.63		1.11
Net realized and unrealized gain (loss) on investments	(2.63)		4.51	31.03	(20.59)	(0.01)	3.84		10.05

Total from investment operations	(1.70)		6.15	32.34	(18.94)	1.48	4.47		11.16

Distributions to shareholders from:
Net investment income	(0.99)		(1.39)	(1.24)	(1.65)	(1.47)	(0.57)		(1.06)

Net asset value at end of period	$78.92		$81.61	$76.85	$45.75	$66.34	$66.33		$62.43

Market price at end of period(b)	$78.98		$81.60	$76.88	$45.86	$66.36	$66.38

Net Asset Value Total Return(c)	(2.03)%		8.13%	71.67%	(28.82)%	2.37%	7.17%		21.44%
Market Price Total Return(c)	(1.94)%		8.06%	71.32%	(28.67)%	2.33%	7.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,427,084		$3,773,241	$2,238,854	$496,546	$928,883	$882,392		$830,507
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)	0.35%
Net investment income	2.37	%(d)	2.04%	2.16%	2.64%	2.29%	1.94	%(d)	1.89%
Portfolio turnover rate(e)	2%		32%	46%	46%	37%	35%		46%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights–(continued)

Invesco S&P 500® Top 50 ETF (XLG)

	Six Months Ended October 31, 2022						Six Months Ended April 30,		Year Ended October 31,
			Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$314.11		$313.60	$222.29	$212.34	$187.22	$183.08		$150.05

Net investment income(a)	1.80		3.48	3.66	3.70	3.72	1.71		3.35
Net realized and unrealized gain (loss) on investments	(29.33)		0.53	91.14	9.96	25.18	4.18		32.95

Total from investment operations	(27.53)		4.01	94.80	13.66	28.90	5.89		36.30

Distributions to shareholders from:
Net investment income	(1.81)		(3.50)	(3.49)	(3.71)	(3.78)	(1.75)		(3.27)

Net asset value at end of period	$284.77		$314.11	$313.60	$222.29	$212.34	$187.22		$183.08

Market price at end of period(b)	$284.76		$313.84	$313.62	$222.49	$212.32	$187.43

Net Asset Value Total Return(c)	(8.76)%		1.21%	42.97%	6.61%	15.64%	3.20%		24.40%
Market Price Total Return(c)	(8.71)%		1.12%	42.85%	6.73%	15.50%	3.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,936,665		$2,139,342	$1,812,843	$1,122,748	$838,904	$683,491		$686,711
Ratio to average net assets of:
Expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20	%(d)	0.20%
Net investment income	1.20	%(d)	1.02%	1.36%	1.71%	1.89%	1.81	%(d)	2.00%
Portfolio turnover rate(e)	4%		5%	5%	8%	8%	1%		4%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

	Six Months Ended October 31, 2022						Six Months Ended April 30,		Year Ended October 31,
			Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$186.66		$228.24	$132.00	$151.86	$154.65	$150.04		$119.22

Net investment income(a)	0.94		0.30	0.01	0.95	1.07	0.22		0.90
Net realized and unrealized gain (loss) on investments	(1.95)		(41.69)	96.56	(19.90)	(2.69)	4.77		30.73

Total from investment operations	(1.01)		(41.39)	96.57	(18.95)	(1.62)	4.99		31.63

Distributions to shareholders from:
Net investment income	(0.77)		(0.19)	(0.33)	(0.91)	(1.17)	(0.38)		(0.81)

Net asset value at end of period	$184.88		$186.66	$228.24	$132.00	$151.86	$154.65		$150.04

Market price at end of period(b)	$185.02		$186.49	$228.23	$132.20	$151.97	$154.80

Net Asset Value Total Return(c)	(0.52)%		(18.15)%	73.26%	(12.46)%	(1.05)%	3.32%		26.59%
Market Price Total Return(c)	(0.35)%		(18.21)%	72.95%	(12.39)%	(1.07)%	3.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$269,933		$283,734	$403,991	$270,607	$493,563	$595,412		$585,170
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)	0.35%
Net investment income	1.04	%(d)	0.14%	0.01%	0.66%	0.69%	0.29	%(d)	0.66%
Portfolio turnover rate(e)	18%		83%	73%	94%	86%	70%		81%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco S&P MidCap 400® Pure Value ETF (RFV)

	Six Months Ended October 31, 2022						Six Months Ended April 30,		Year Ended October 31,
			Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$89.82		$93.56	$46.79	$69.61	$65.71	$65.44		$53.46

Net investment income(a)	1.01		1.75	0.72	1.41	0.81	0.49		0.75
Net realized and unrealized gain (loss) on investments	1.68		(3.84)	47.07	(22.86)	3.90	0.21		12.01

Total from investment operations	2.69		(2.09)	47.79	(21.45)	4.71	0.70		12.76

Distributions to shareholders from:
Net investment income	(1.05)		(1.65)	(1.02)	(1.37)	(0.81)	(0.43)		(0.78)

Net asset value at end of period	$91.46		$89.82	$93.56	$46.79	$69.61	$65.71		$65.44

Market price at end of period(b)	$91.57		$89.63	$93.64	$46.86	$69.69	$65.78

Net Asset Value Total Return(c)	3.08%		(2.28)%	103.18%	(30.96)%	7.25%	1.05%		23.93%
Market Price Total Return(c)	3.43%		(2.56)%	103.05%	(30.94)%	7.25%	1.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$149,130		$140,168	$163,779	$56,172	$142,737	$101,890		$108,015
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)	0.35%
Net investment income	2.27	%(d)	1.85%	1.07%	2.25%	1.20%	1.47	%(d)	1.21%
Portfolio turnover rate(e)	7%		47%	65%	61%	57%	44%		76%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

	Six Months Ended October 31, 2022						Six Months Ended April 30,		Year Ended October 31,
			Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$124.05		$158.84	$87.82	$115.59	$114.43	$111.12		$82.65

Net investment income(a)	0.94		0.67	0.47	0.74	0.32	0.36		0.46
Net realized and unrealized gain (loss) on investments	(2.51)		(34.95)	71.04	(27.63)	1.32	3.33		28.43

Total from investment operations	(1.57)		(34.28)	71.51	(26.89)	1.64	3.69		28.89

Distributions to shareholders from:
Net investment income	(0.80)		(0.51)	(0.49)	(0.88)	(0.48)	(0.38)		(0.42)

Net asset value at end of period	$121.68		$124.05	$158.84	$87.82	$115.59	$114.43		$111.12

Market price at end of period(b)	$121.79		$123.88	$158.74	$87.97	$115.58	$114.61

Net Asset Value Total Return(c)	(1.23)%		(21.63)%	81.63%	(23.30)%	1.43%	3.32%		35.01%
Market Price Total Return(c)	(1.02)%		(21.68)%	81.22%	(23.16)%	1.26%	3.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,649		$109,161	$138,188	$96,608	$236,954	$263,179		$238,904
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)	0.35%
Net investment income	1.54	%(d)	0.43%	0.38%	0.69%	0.26%	0.64	%(d)	0.45%
Portfolio turnover rate(e)	10%		80%	79%	85%	71%	56%		70%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights–(continued)

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

	Six Months Ended October 31, 2022						Six Months Ended April 30,		Year Ended October 31,
			Years Ended April 30,
	(Unaudited)		2022	2021	2020	2019	2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$91.58		$88.82	$43.07	$67.47	$71.57	$70.68		$60.52

Net investment income(a)	0.72		0.90	0.57	0.68	0.99	0.46		0.62
Net realized and unrealized gain (loss) on investments	(1.95)		2.75	45.63	(24.39)	(4.02)	0.86		10.18

Total from investment operations	(1.23)		3.65	46.20	(23.71)	(3.03)	1.32		10.80

Distributions to shareholders from:
Net investment income	(0.66)		(0.89)	(0.45)	(0.69)	(1.07)	(0.43)		(0.64)

Net asset value at end of period	$89.69		$91.58	$88.82	$43.07	$67.47	$71.57		$70.68

Market price at end of period(b)	$89.81		$91.61	$88.87	$43.14	$67.53	$71.64

Net Asset Value Total Return(c)	(1.27)%		4.10%	107.66%	(35.31)%	(4.27)%	1.87%		17.88%
Market Price Total Return(c)	(1.18)%		4.08%	107.44%	(35.27)%	(4.28)%	1.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$259,210		$285,718	$337,507	$81,842	$192,279	$164,625		$236,795
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)	0.35%
Net investment income	1.64	%(d)	0.95%	0.86%	1.14%	1.38%	1.28	%(d)	0.91%
Portfolio turnover rate(e)	7%		54%	74%	70%	52%	48%		68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust

October 31, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P 500® Pure Growth ETF (RPG)	“S&P 500® Pure Growth ETF”

Invesco S&P 500® Pure Value ETF (RPV)	“S&P 500® Pure Value ETF”

Invesco S&P 500® Top 50 ETF (XLG)	“S&P 500® Top 50 ETF”

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	“S&P MidCap 400® Pure Growth ETF”

Invesco S&P MidCap 400® Pure Value ETF (RFV)	“S&P MidCap 400® Pure Value ETF”

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	“S&P SmallCap 600® Pure Growth ETF”

Invesco S&P SmallCap 600® Pure Value ETF (RZV)	“S&P SmallCap 600® Pure Value ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an Underlying Index):

Fund	Underlying Index

S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index

S&P 500® Pure Value ETF	S&P 500® Pure Value Index

S&P 500® Top 50 ETF	S&P 500® Top 50 Index

S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index

S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index

S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index

S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

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Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

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B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust.

Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

S&P 500® Pure Growth ETF	$2,955

S&P 500® Pure Value ETF	7,606

S&P 500® Top 50 ETF	1,318

S&P MidCap 400® Pure Growth ETF	7,699

S&P MidCap 400® Pure Value ETF	1,029

S&P SmallCap 600® Pure Growth ETF	1,317

S&P SmallCap 600® Pure Value ETF	2,345

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J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Growth Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P 500® Top 50 ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a

41

diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

S&P 500® Pure Growth ETF	0.35%

S&P 500® Pure Value ETF	0.35%

S&P 500® Top 50 ETF	0.20%

S&P MidCap 400® Pure Growth ETF	0.35%

S&P MidCap 400® Pure Value ETF	0.35%

S&P SmallCap 600® Pure Growth ETF	0.35%

S&P SmallCap 600® Pure Value ETF	0.35%

Through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended October 31, 2022, the Adviser waived fees for each Fund in the following amounts:

S&P 500® Pure Growth ETF	$574

S&P 500® Pure Value ETF	1,355

S&P 500® Top 50 ETF	377

S&P MidCap 400® Pure Growth ETF	65

S&P MidCap 400® Pure Value ETF	40

S&P SmallCap 600® Pure Growth ETF	29

S&P SmallCap 600® Pure Value ETF	140

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended October 31, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P 500® Pure Growth ETF	$3,205

S&P 500® Pure Value ETF	24,064

S&P 500® Top 50 ETF	1,026

S&P MidCap 400® Pure Growth ETF	7,694

S&P MidCap 400® Pure Value ETF	3,458

S&P SmallCap 600® Pure Growth ETF	3,071

S&P SmallCap 600® Pure Value ETF	4,783

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended October 31, 2022, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P 500® Pure Growth ETF	$18,808,538	$-	$-

S&P MidCap 400® Pure Growth ETF	6,815,325	4,344,915	1,058,491

S&P MidCap 400® Pure Value ETF	-	1,643,280	(475,531)

S&P SmallCap 600® Pure Growth ETF	-	3,289,953	1,040,441

S&P SmallCap 600® Pure Value ETF	3,202,731	-	-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

S&P 500® Pure Growth ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,305,030,328	$-	$-	$2,305,030,328

Money Market Funds	-	140,491,448	-	140,491,448

Total Investments	$2,305,030,328	$140,491,448	$-	$2,445,521,776

S&P 500® Pure Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$3,425,477,147	$-	$-	$3,425,477,147

Money Market Funds	-	204,488,080	-	204,488,080

Total Investments	$3,425,477,147	$204,488,080	$-	$3,629,965,227

S&P 500® Top 50 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,935,349,977	$-	$-	$1,935,349,977

Money Market Funds	45,683	15,950,276	-	15,995,959

Total Investments	$1,935,395,660	$15,950,276	$-	$1,951,345,936

S&P MidCap 400® Pure Growth ETF

Investments in Securities

Common Stocks & Other Equity Interests	$269,685,592	$-	$-	$269,685,592

Money Market Funds	151,753	57,055,215	-	57,206,968

Total Investments	$269,837,345	$57,055,215	$-	$326,892,560

S&P MidCap 400® Pure Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$149,065,359	$-	$-	$149,065,359

Money Market Funds	5,442	41,258,209	-	41,263,651

Total Investments	$149,070,801	$41,258,209	$-	$190,329,010

S&P SmallCap 600® Pure Growth ETF

Investments in Securities

Common Stocks & Other Equity Interests	$104,601,397	$-	$-	$104,601,397

Money Market Funds	55,091	34,688,506	-	34,743,597

Total Investments	$104,656,488	$34,688,506	$-	$139,344,994

S&P SmallCap 600® Pure Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$259,085,439	$-	$-	$259,085,439

Money Market Funds	-	59,297,224	-	59,297,224

Total Investments	$259,085,439	$59,297,224	$-	$318,382,663

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of April 30, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

S&P 500® Pure Growth ETF	$243,796,702	$128,713,870	$372,510,572

S&P 500® Pure Value ETF	159,125,446	228,291,439	387,416,885

S&P 500® Top 50 ETF	13,746,541	48,538,214	62,284,755

S&P MidCap 400® Pure Growth ETF	142,723,401	68,313,545	211,036,946

S&P MidCap 400® Pure Value ETF	30,806,448	28,928,913	59,735,361

S&P SmallCap 600® Pure Growth ETF	79,567,603	30,577,172	110,144,775

S&P SmallCap 600® Pure Value ETF	65,546,031	76,198,937	141,744,968

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended October 31, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
S&P 500® Pure Growth ETF	$36,547,271	$35,435,195

S&P 500® Pure Value ETF	63,074,664	65,533,122

S&P 500® Top 50 ETF	78,889,663	79,966,595

S&P MidCap 400® Pure Growth ETF	47,296,183	47,346,587

S&P MidCap 400® Pure Value ETF	9,981,956	9,883,671

S&P SmallCap 600® Pure Growth ETF	11,426,449	11,283,797

S&P SmallCap 600® Pure Value ETF	18,321,673	18,150,964

For the six months ended October 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
S&P 500® Pure Growth ETF	$244,074,490	$175,400,090

S&P 500® Pure Value ETF	432,834,257	620,805,558

S&P 500® Top 50 ETF	183,001,853	180,207,640

S&P MidCap 400® Pure Growth ETF	10,893,061	20,680,087

S&P MidCap 400® Pure Value ETF	35,024,690	28,424,164

S&P SmallCap 600® Pure Growth ETF	26,355,353	27,818,376

S&P SmallCap 600® Pure Value ETF	30,281,924	47,688,463

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of October 31, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Pure Growth ETF	$263,631,481	$(491,746,889)	$(228,115,408)	$2,673,637,184

S&P 500® Pure Value ETF	288,341,395	(429,922,697)	(141,581,302)	3,771,546,529

S&P 500® Top 50 ETF	299,120,952	(124,459,919)	174,661,033	1,776,684,903

S&P MidCap 400® Pure Growth ETF	31,122,263	(46,057,148)	(14,934,885)	341,827,445

S&P MidCap 400® Pure Value ETF	11,368,678	(18,476,707)	(7,108,029)	197,437,039

S&P SmallCap 600® Pure Growth ETF	4,839,165	(31,455,943)	(26,616,778)	165,961,772

S&P SmallCap 600® Pure Value ETF	27,391,400	(42,495,783)	(15,104,383)	333,487,046

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

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The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500® Pure Growth ETF (RPG)

Actual	$1,000.00	$986.60	0.35%	$1.75

Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

Invesco S&P 500® Pure Value ETF (RPV)

Actual	1,000.00	979.70	0.35	1.75

Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

Invesco S&P 500® Top 50 ETF (XLG)

Actual	1,000.00	912.40	0.20	0.96

Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

Actual	1,000.00	994.80	0.35	1.76

Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

Invesco S&P MidCap 400® Pure Value ETF (RFV)

Actual	1,000.00	1,030.80	0.35	1.79

Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

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Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

Actual	$1,000.00	$987.70	0.35%	$1.75

Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79
Invesco S&P SmallCap 600® Pure Value ETF (RZV)

Actual	1,000.00	987.30	0.35	1.75

Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST1-SAR-3 invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By:	/s/ Anna Paglia

Name: Anna Paglia
Title: President

Date: January 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anna Paglia

Name: Anna Paglia
Title: President

Date: January 5, 2023

By:	/s/ Kelli Gallegos

Name: Kelli Gallegos
Title: Treasurer

Date: January 5, 2023